================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2012 - April 30, 2013

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Disclosure of Fund Expenses......................................   3
      Disclosure of Portfolio Holdings.................................   9
      Schedules of Investments/Summary Schedules of Portfolio Holdings.  12
          Enhanced U.S. Large Company Portfolio........................  12
          U.S. Large Cap Value Portfolio...............................  16
          U.S. Targeted Value Portfolio................................  17
          U.S. Small Cap Value Portfolio...............................  20
          U.S. Core Equity 1 Portfolio.................................  23
          U.S. Core Equity 2 Portfolio.................................  26
          U.S. Vector Equity Portfolio.................................  29
          U.S. Small Cap Portfolio.....................................  32
          U.S. Micro Cap Portfolio.....................................  35
          DFA Real Estate Securities Portfolio.........................  38
          Large Cap International Portfolio............................  40
          International Core Equity Portfolio..........................  44
          International Small Company Portfolio........................  49
          Japanese Small Company Portfolio.............................  50
          Asia Pacific Small Company Portfolio.........................  50
          United Kingdom Small Company Portfolio.......................  51
          Continental Small Company Portfolio..........................  51
          DFA International Real Estate Securities Portfolio...........  52
          DFA Global Real Estate Securities Portfolio..................  56
          DFA International Small Cap Value Portfolio..................  57
          International Vector Equity Portfolio........................  62
          World ex U.S. Value Portfolio................................  67
          World ex U.S. Targeted Value Portfolio.......................  68
          World ex U.S. Core Equity Portfolio..........................  69
          Selectively Hedged Global Equity Portfolio...................  70
          Emerging Markets Portfolio...................................  71
          Emerging Markets Small Cap Portfolio.........................  71
          Emerging Markets Value Portfolio.............................  71
          Emerging Markets Core Equity Portfolio.......................  72
      Statements of Assets and Liabilities.............................  77
      Statements of Operations.........................................  84
      Statements of Changes in Net Assets..............................  91
      Financial Highlights............................................. 101
      Notes to Financial Statements.................................... 118

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 144
    Consolidated Disclosure of Portfolio Holdings........................ 145
    Consolidated Schedule of Investments................................. 146
    Consolidated Statement of Assets and Liabilities..................... 151
    Consolidated Statement of Operations................................. 152
    Consolidated Statements of Changes in Net Assets..................... 153
    Consolidated Financial Highlights.................................... 154
    Consolidated Notes to Financial Statements........................... 155
 Dimensional Investment Group Inc.
    Disclosure of Fund Expenses.......................................... 167
    Disclosure of Portfolio Holdings..................................... 169
    Schedule of Investments/Summary Schedule of Portfolio Holdings....... 170
        DFA International Value Portfolio................................ 170
        U.S. Large Company Portfolio..................................... 171
    Statements of Assets and Liabilities................................. 174
    Statements of Operations............................................. 175
    Statements of Changes in Net Assets.................................. 176
    Financial Highlights................................................. 177
    Notes to Financial Statements........................................ 179
 The DFA Investment Trust Company
    Disclosure of Fund Expenses.......................................... 190
    Disclosure of Portfolio Holdings..................................... 192
    Summary Schedules of Portfolio Holdings.............................. 194
        The U.S. Large Cap Value Series.................................. 194
        The DFA International Value Series............................... 197
        The Japanese Small Company Series................................ 201
        The Asia Pacific Small Company Series............................ 204
        The United Kingdom Small Company Series.......................... 207
        The Continental Small Company Series............................. 210
        The Canadian Small Company Series................................ 214
        The Emerging Markets Series...................................... 217
        The Emerging Markets Small Cap Series............................ 221
    Statements of Assets and Liabilities................................. 225
    Statements of Operations............................................. 227
    Statements of Changes in Net Assets.................................. 229
    Financial Highlights................................................. 232
    Notes to Financial Statements........................................ 237

TABLE OF CONTENTS
CONTINUED

                                                               Page
                                                               ----
             Dimensional Emerging Markets Value Fund
                Disclosure of Fund Expenses................... 247
                Disclosure of Portfolio Holdings.............. 248
                Summary Schedule of Portfolio Holdings........ 249
                Statement of Assets and Liabilities........... 253
                Statement of Operations....................... 254
                Statements of Changes in Net Assets........... 255
                Financial Highlights.......................... 256
                Notes to Financial Statements................. 257
             Voting Proxies on Fund Portfolio Securities...... 263
             Board Approval of Investment Advisory Agreements. 264

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
REIT    Real Estate Investment Trust
SPDR    Standard & Poor's Depository Receipts
AUD     Australian Dollars
CAD     Canadian Dollars
EUR     Euro
GBP     British Pounds
NOK     Norwegian Krone
NZD     New Zealand Dollars
SEK     Swedish Krona
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2013.
^^      Security segregated as collateral for the Open Futures Contracts.
@@      Security segregated as collateral for Swap Agreements.
(o)     Security is being fair valued as of April 30, 2013.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Annualized
(C)  Non-Annualized
(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Fund(s).
(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
RIC  Registered Investment Company
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2013
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/12  04/30/13    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,143.50    0.25%    $1.33
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.55    0.25%    $1.25

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/12  04/30/13    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,183.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,186.80    0.48%    $2.60
    Class R2 Shares................. $1,000.00 $1,185.90    0.63%    $3.41
    Institutional Class Shares...... $1,000.00 $1,187.20    0.37%    $2.01
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,188.30    0.52%    $2.82
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,161.10    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,165.90    0.22%    $1.18
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,175.20    0.32%    $1.73
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,165.30    0.37%    $1.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/12  04/30/13    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,164.70    0.52%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,186.10    0.18%    $0.98
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,149.40    0.29%    $1.55
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,154.80    0.39%    $2.08
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,153.80    0.56%    $2.99
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.02    0.56%    $2.81

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,258.20    0.57%    $3.19
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,104.70    0.59%    $3.08
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.87    0.59%    $2.96

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,149.30    0.59%    $3.14
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.87    0.59%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/12  04/30/13    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,162.20    0.59%    $3.16
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,154.20    0.40%    $2.14
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.81    0.40%    $2.01

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,171.80    0.32%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.21    0.32%    $1.61

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,196.00    0.70%    $3.81
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,159.60    0.52%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.22    0.52%    $2.61

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,129.20    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

World ex U.S. Targeted Value Portfolio@
---------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,154.90    0.80%    $4.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,020.83    0.80%    $4.01

World ex U.S. Core Equity Portfolio#
------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.00    0.47%    $0.27
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/12  04/30/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,154.20    0.40%    $2.14
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.80    0.59%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,128.10    0.79%    $4.17
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,020.88    0.79%    $3.96

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,082.70    0.84%    $4.34
 Institutional Class Shares................... $1,000.00 $1,084.00    0.59%    $3.05
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.63    0.84%    $4.21
 Institutional Class Shares................... $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,081.70    0.64%    $3.30
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.62    0.64%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

@ World ex U.S. Targeted Value Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 1, 2012. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the

DISCLOSURE OF FUND EXPENSES
CONTINUED

  year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2013 to allow for comparability.

# World ex U.S. Core Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on April 9, 2013. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (21), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Fund's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIOS

       Enhanced U.S. Large Company Portfolio
Corporate....................................  30.7%
Foreign Corporate............................  23.1%
Foreign Government...........................  33.8%
Government...................................   5.1%
Supranational................................   7.3%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

           U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   4.3%
Energy.......................................   9.6%
Financials...................................  26.0%
Health Care..................................   7.0%
Industrials..................................  15.1%
Information Technology.......................  12.8%
Materials....................................   7.8%
Other........................................    --
Telecommunication Services...................   1.2%
Utilities....................................   0.6%
                                              -----
                                              100.0%

          U.S. Small Cap Value Portfolio
Consumer Discretionary.......................  16.4%
Consumer Staples.............................   4.4%
Energy.......................................  10.1%
Financials...................................  26.6%
Health Care..................................   4.4%
Industrials..................................  17.0%
Information Technology.......................  12.6%
Materials....................................   8.1%
Other........................................    --
Telecommunication Services...................   0.3%
Utilities....................................   0.1%
                                              -----
                                              100.0%

           U.S. Core Equity 1 Portfolio
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   8.1%
Energy.......................................  10.4%
Financials...................................  17.2%
Health Care..................................  11.1%
Industrials..................................  12.8%
Information Technology.......................  15.6%
Materials....................................   4.7%
Other........................................    --
Telecommunication Services...................   2.5%
Utilities....................................   3.5%
                                              -----
                                              100.0%

           U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  14.3%
Consumer Staples.............................   6.5%
Energy.......................................  11.3%
Financials...................................  20.1%
Health Care..................................  10.6%
Industrials..................................  13.5%
Information Technology.......................  13.1%
Materials....................................   5.1%
Other........................................    --
Telecommunication Services...................   3.1%
Utilities....................................   2.4%
                                              -----
                                              100.0%

           U.S. Vector Equity Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   5.4%
Energy.......................................  11.0%
Financials...................................  24.1%
Health Care..................................   8.4%
Industrials..................................  13.6%
Information Technology.......................  12.0%
Materials....................................   6.2%
Other........................................    --
Telecommunication Services...................   2.3%
Utilities....................................   1.4%
                                              -----
                                              100.0%

             U.S. Small Cap Portfolio
Consumer Discretionary.......................  19.0%
Consumer Staples.............................   4.4%
Energy.......................................   5.2%
Financials...................................  17.0%
Health Care..................................   9.4%
Industrials..................................  18.0%
Information Technology.......................  17.1%
Materials....................................   5.8%
Other........................................    --
Telecommunication Services...................   0.5%
Utilities....................................   3.6%
                                              -----
                                              100.0%

             U.S. Micro Cap Portfolio
Consumer Discretionary.......................  19.2%
Consumer Staples.............................   4.4%
Energy.......................................   4.9%
Financials...................................  17.4%
Health Care..................................   9.9%
Industrials..................................  17.3%
Information Technology.......................  17.0%
Materials....................................   6.8%
Other........................................    --
Telecommunication Services...................   1.1%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       DFA Real Estate Securities Portfolio
Real Estate Investment Trusts................ 100.0%
                                              -----
                                              100.0%

         Large Cap International Portfolio
Consumer Discretionary.......................  10.8%
Consumer Staples.............................  11.1%
Energy.......................................   9.0%
Financials...................................  25.9%
Health Care..................................   9.4%
Industrials..................................  12.1%
Information Technology.......................   4.3%
Materials....................................   9.5%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.7%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


        International Core Equity Portfolio
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.2%
Energy.......................................   8.6%
Financials...................................  26.7%
Health Care..................................   5.3%
Industrials..................................  16.5%
Information Technology.......................   5.5%
Materials....................................  10.8%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.1%
Utilities....................................   2.8%
                                              -----
                                              100.0%

DFA International Real Estate Securities Portfolio
Consumer Discretionary.......................   0.2%
Financials...................................   0.9%
Other........................................    --
Real Estate Investment Trusts................  98.9%
                                              -----
                                              100.0%

    DFA International Small Cap Value Portfolio
Consumer Discretionary.......................  20.5%
Consumer Staples.............................   4.0%
Energy.......................................   4.9%
Financials...................................  20.8%
Health Care..................................   2.2%
Industrials..................................  26.0%
Information Technology.......................   4.8%
Materials....................................  16.1%
Other........................................    --
Telecommunication Services...................   0.3%
Utilities....................................   0.4%
                                              -----
                                              100.0%

       International Vector Equity Portfolio
Consumer Discretionary.......................  15.1%
Consumer Staples.............................   6.4%
Energy.......................................   7.5%
Financials...................................  26.1%
Health Care..................................   4.2%
Industrials..................................  18.6%
Information Technology.......................   6.1%
Materials....................................  12.0%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.3%
Utilities....................................   1.7%
                                              -----
                                              100.0%

      Emerging Markets Core Equity Portfolio
Consumer Discretionary.......................  10.5%
Consumer Staples.............................   8.2%
Energy.......................................   8.8%
Financials...................................  26.2%
Health Care..................................   2.4%
Industrials..................................  10.8%
Information Technology.......................  12.3%
Materials....................................  12.6%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.4%
Utilities....................................   3.8%
                                              -----
                                              100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (88.8%)
AUSTRALIA -- (4.5%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................     $ 4,000 $ 4,217,724
Westpac Banking Corp.
^^  6.500%, 06/24/13............................. EUR   3,500   4,647,861
                                                              -----------
TOTAL AUSTRALIA..................................               8,865,585
                                                              -----------

AUSTRIA -- (4.7%)
Austria Government International Bond
^^  5.000%, 05/19/14.............................       3,500   3,673,005
KA Finanz AG
^^  2.250%, 03/24/14............................. EUR   4,300   5,766,835
                                                              -----------
TOTAL AUSTRIA....................................               9,439,840
                                                              -----------

BELGIUM -- (1.3%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................       2,500   2,598,600
                                                              -----------

CANADA -- (6.2%)
Canadian Imperial Bank of Commerce
^^  1.450%, 09/13/13.............................         600     602,191
Enbridge, Inc.
^^  5.800%, 06/15/14.............................       1,100   1,162,270
Encana Corp.
^^  4.750%, 10/15/13.............................         800     814,721
Husky Energy, Inc.
^^  5.900%, 06/15/14.............................       1,000   1,055,868
Ontario, Province of Canada
^^  4.100%, 06/16/14.............................       1,000   1,042,656
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................         800     856,051
Toronto-Dominion Bank (The)
^^  1.375%, 07/14/14.............................       5,000   5,057,495
TransAlta Corp.
^^  4.750%, 01/15/15.............................         925     976,189
TransCanada PipeLines, Ltd.
^^  4.000%, 06/15/13.............................         685     687,645
                                                              -----------
TOTAL CANADA.....................................              12,255,086
                                                              -----------

DENMARK -- (2.0%)
Kommunekredit
^^  1.250%, 09/03/13.............................       4,000   4,011,744
                                                              -----------

FINLAND -- (2.7%)
Municipality Finance P.L.C.
^^  2.000%, 05/28/14............................. SEK  35,000   5,435,462
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (8.3%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................      $1,500 $ 1,560,724
Caisse d'Amortissement de la Dette Sociale
^^  1.625%, 03/17/14.............................       5,000   5,056,380
France Telecom SA
^^  4.375%, 07/08/14.............................       1,000   1,040,934
Reseau Ferre de France
^^  4.625%, 03/17/14............................. EUR   3,000   4,100,984
Societe Financement de l'Economie Francaise
^^  3.250%, 01/16/14............................. EUR   3,500   4,708,999
                                                              -----------
TOTAL FRANCE.....................................              16,468,021
                                                              -----------

GERMANY -- (9.2%)
KFW
^^  4.950%, 10/14/14............................. CAD   5,000   5,223,445
Landeskreditbank Baden- Wuerttemberg Foerderbank
^^  3.250%, 01/29/14............................. EUR   3,000   4,041,721
Landwirtschaftliche Rentenbank
^^  4.125%, 07/15/13.............................       4,000   4,031,360
NRW Bank
^^  1.375%, 08/26/13.............................       5,000   5,015,730
                                                              -----------
TOTAL GERMANY....................................              18,312,256
                                                              -----------

NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten
^^  3.750%, 03/14/14............................. EUR   3,000   4,073,344
^^  3.125%, 01/12/15.............................       1,500   1,567,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................       2,000   2,022,928
^^  4.375%, 01/22/14............................. EUR   2,000   2,710,363
Koninklijke Philips Electronics NV
^^  7.250%, 08/15/13.............................       1,000   1,019,164
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................       2,900   3,035,430
SNS Bank NV
^^  3.500%, 03/10/14............................. EUR   3,500   4,739,448
                                                              -----------
TOTAL NETHERLANDS................................              19,168,177
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.3%)
EUROFIMA
^^  6.000%, 01/28/14............................. AUD     625     661,065
^^  4.250%, 02/04/14.............................       2,500   2,573,250

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Financial Stability Facility
^^  1.000%, 03/12/14............................. EUR   1,000 $ 1,326,696
European Investment Bank
^^  3.125%, 06/04/14.............................       5,000   5,154,450
International Finance Facility for Immunisation
^^  3.375%, 05/15/14............................. GBP   3,000   4,792,260
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              14,507,721
                                                              -----------

SWEDEN -- (6.4%)
Nordea Bank AB
^^  4.500%, 05/12/14............................. EUR   3,000   4,118,984
Svensk Exportkredit AB
^^  3.000%, 06/10/13............................. NOK  22,100   3,834,780
Svenska Handelsbanken AB
^^  4.875%, 03/25/14............................. EUR   3,500   4,797,654
                                                              -----------
TOTAL SWEDEN.....................................              12,751,418
                                                              -----------

SWITZERLAND -- (0.3%)
Credit Suisse New York
^^  5.000%, 05/15/13.............................         600     600,937
                                                              -----------

UNITED KINGDOM -- (1.6%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................         300     315,765
BP Capital Markets P.L.C.
^^  5.250%, 11/07/13.............................       1,750   1,794,005
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................       1,000   1,028,141
                                                              -----------
TOTAL UNITED KINGDOM.............................               3,137,911
                                                              -----------

UNITED STATES -- (24.7%)
Allstate Corp. (The)
^^  7.500%, 06/15/13.............................   $     489     493,076
American Express Credit Corp.
^^  7.300%, 08/20/13.............................         500     510,250
American International Group, Inc.
^^  3.000%, 03/20/15.............................       1,500   1,555,428
Assurant, Inc.
^^  5.625%, 02/15/14.............................       1,000   1,036,696
Bank of America Corp.
^^  7.375%, 05/15/14.............................       1,000   1,066,434
BB&T Corp.
^^  3.375%, 09/25/13.............................         600     607,327
Boston Scientific Corp.
^^  4.500%, 01/15/15.............................       1,000   1,058,122
Bristol-Myers Squibb Co.
^^  5.250%, 08/15/13.............................         345     349,206

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Burlington Northern Santa Fe LLC
^^  4.300%, 07/01/13............................. $       600 $  603,765
Campbell Soup Co.
^^  4.875%, 10/01/13.............................         251    255,650
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................       1,000  1,015,775
Cisco Systems, Inc.
^^  1.625%, 03/14/14.............................       1,000  1,011,761
Citigroup, Inc.
^^  6.375%, 08/12/14.............................       1,500  1,603,831
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................       1,921  1,928,690
Consolidated Edison Co. of New York, Inc.
^^  3.850%, 06/15/13.............................         250    250,937
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................       1,500  1,548,193
Dell, Inc.
^^  1.400%, 09/10/13.............................         600    600,816
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................       1,500  1,581,633
Duke Energy Corp.
^^  3.950%, 09/15/14.............................       1,600  1,673,486
Enterprise Products Operating LLC
^^  9.750%, 01/31/14.............................       1,000  1,067,506
^^  5.600%, 10/15/14.............................         500    534,972
Fifth Third Bancorp
^^  6.250%, 05/01/13.............................         600    600,000
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................         500    504,566
Georgia Power Co.
^^  1.300%, 09/15/13.............................         700    702,526
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................         894    955,507
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................       1,580  1,629,489
Hewlett-Packard Co.
^^  1.250%, 09/13/13.............................         500    500,860
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................       1,000  1,030,238
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................       1,000  1,012,450
Kimberly-Clark Corp.
^^  5.000%, 08/15/13.............................         600    607,854
MetLife, Inc.
^^  5.000%, 11/24/13.............................         350    359,030
Morgan Stanley
^^  4.200%, 11/20/14.............................       1,500  1,569,693

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
National City Corp.
^^  4.900%, 01/15/15.............................   $   1,500 $  1,605,973
PACCAR Financial Corp.
^^  2.050%, 06/17/13.............................         600      601,360
Philip Morris International, Inc.
^^  4.875%, 05/16/13.............................         600      600,998
Praxair, Inc.
^^  2.125%, 06/14/13.............................         815      816,728
Safeway, Inc.
^^  5.625%, 08/15/14.............................       1,500    1,585,020
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................       1,500    1,558,284
St Jude Medical, Inc.
^^  2.200%, 09/15/13.............................       1,800    1,811,781
Toyota Motor Credit Corp.
^^  3.820%, 10/24/13............................. NZD   4,000    3,436,887
Union Bank NA
^^  2.125%, 12/16/13.............................       1,050    1,060,372
Viacom, Inc.
^^  4.375%, 09/15/14.............................       1,500    1,573,551
Wachovia Corp.
^^  5.500%, 05/01/13.............................       1,000    1,000,000
WellPoint, Inc.
^^  5.000%, 12/15/14.............................       1,572    1,679,910
Williams Partners L.P.
^^  3.800%, 02/15/15.............................       1,000    1,051,343
Xerox Corp.
^^  4.250%, 02/15/15.............................       1,000    1,054,714
                                                              ------------
TOTAL UNITED STATES..............................               49,262,688
                                                              ------------
TOTAL BONDS......................................              176,815,446
                                                              ------------

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
AGENCY OBLIGATIONS -- (5.2%)
Federal National Mortgage Association
^^  0.750%, 12/18/13.............................   $   800 $    803,246
Federal National Mortgage Association Discount
 Note
^^  0.117%, 06/24/13.............................     4,500    4,498,591
^^  0.127%, 07/02/13.............................     5,000    4,999,655
                                                            ------------
TOTAL AGENCY OBLIGATIONS.........................             10,301,492
                                                            ------------

COMMERCIAL PAPER -- (2.5%)
UNITED STATES -- (2.5%)
Walt Disney Co. (The)
##  0.100%, 05/24/13.............................     4,900    4,899,687
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (3.5%)
UNITED STATES -- (3.5%)
^^  SPDR S&P 500 ETF Trust.......................    44,100 $  7,041,888
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $195,388,359)..............................           $199,058,513
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  8,865,585    --    $  8,865,585
  Austria................................          --    9,439,840    --       9,439,840
  Belgium................................          --    2,598,600    --       2,598,600
  Canada.................................          --   12,255,086    --      12,255,086
  Denmark................................          --    4,011,744    --       4,011,744
  Finland................................          --    5,435,462    --       5,435,462
  France.................................          --   16,468,021    --      16,468,021
  Germany................................          --   18,312,256    --      18,312,256
  Netherlands............................          --   19,168,177    --      19,168,177
  Supranational Organization Obligations.          --   14,507,721    --      14,507,721
  Sweden.................................          --   12,751,418    --      12,751,418
  Switzerland............................          --      600,937    --         600,937
  United Kingdom.........................          --    3,137,911    --       3,137,911
  United States..........................          --   49,262,688    --      49,262,688
Agency Obligations.......................          --   10,301,492    --      10,301,492
Commercial Paper
  United States..........................          --    4,899,687    --       4,899,687
Exchange-Traded Funds.................... $ 7,041,888           --    --       7,041,888
Forward Currency Contracts**.............          --     (511,511)   --        (511,511)
Futures Contracts**......................   7,774,388           --    --       7,774,388
                                          ----------- ------------    --    ------------
TOTAL.................................... $14,816,276 $191,505,114    --    $206,321,390
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $10,293,125,141
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $7,006,025,277)........................................ $10,293,125,141
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (13.5%)
#*  Cabela's, Inc..........................   326,469 $ 20,959,310            0.6%
    Dillard's, Inc. Class A................   222,853   18,365,316            0.5%
#   GameStop Corp. Class A.................   635,798   22,189,350            0.6%
#   Lennar Corp. Class A...................   440,863   18,172,373            0.5%
*   Mohawk Industries, Inc.................   298,339   33,079,828            0.9%
#   Washington Post Co. (The) Class B......    28,060   12,440,120            0.4%
    Other Securities.......................            429,317,414           12.0%
                                                      ------------           -----
Total Consumer Discretionary...............            554,523,711           15.5%
                                                      ------------           -----
Consumer Staples -- (3.7%)
*   Constellation Brands, Inc. Class A.....   373,609   18,437,604            0.5%
#*  Hain Celestial Group, Inc. (The).......   202,444   13,209,471            0.4%
*   Smithfield Foods, Inc..................   767,800   19,655,680            0.6%
    Other Securities.......................            101,274,572            2.8%
                                                      ------------           -----
Total Consumer Staples.....................            152,577,327            4.3%
                                                      ------------           -----
Energy -- (8.4%)
*   Helix Energy Solutions Group, Inc......   550,015   12,672,346            0.4%
*   Rowan Cos. P.L.C. Class A..............   630,839   20,521,193            0.6%
#   Tesoro Corp............................   728,585   38,906,439            1.1%
#   Tidewater, Inc.........................   256,438   13,450,173            0.4%
#   Western Refining, Inc..................   423,850   13,101,203            0.4%
    Other Securities.......................            243,319,507            6.7%
                                                      ------------           -----
Total Energy...............................            341,970,861            9.6%
                                                      ------------           -----
Financials -- (22.6%)
    Allied World Assurance Co. Holdings AG.   192,146   17,448,778            0.5%
    Alterra Capital Holdings, Ltd..........   443,922   14,449,661            0.4%
*   American Capital, Ltd.................. 1,347,022   20,380,443            0.6%
    American Financial Group, Inc..........   465,600   22,474,512            0.6%
    Aspen Insurance Holdings, Ltd..........   342,379   13,075,454            0.4%
#   Assurant, Inc..........................   429,284   20,408,161            0.6%
    Assured Guaranty, Ltd..................   647,146   13,350,622            0.4%
    Axis Capital Holdings, Ltd.............   593,046   26,467,643            0.8%
    CNO Financial Group, Inc............... 1,174,038   13,290,110            0.4%
#   Legg Mason, Inc........................   686,279   21,864,849            0.6%
    NASDAQ OMX Group, Inc. (The)...........   858,799   25,317,395            0.7%
#   Old Republic International Corp........ 1,178,722   15,912,747            0.5%
#   PartnerRe, Ltd.........................   301,355   28,429,831            0.8%
#   People's United Financial, Inc......... 1,422,378   18,718,494            0.5%
#   Protective Life Corp...................   383,246   14,586,343            0.4%
    Reinsurance Group of America, Inc......   356,518   22,300,201            0.6%
#   Validus Holdings, Ltd..................   384,059   14,828,518            0.4%
#   Zions BanCorp..........................   749,845   18,461,184            0.5%
    Other Securities.......................            582,814,487           16.2%
                                                      ------------           -----
Total Financials...........................            924,579,433           25.9%
                                                      ------------           -----
Health Care -- (6.0%)
    Community Health Systems, Inc..........   328,963   14,990,844            0.4%
    Coventry Health Care, Inc..............   662,402   32,822,019            0.9%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Health Care -- (Continued)
#     Omnicare, Inc..............................    551,404 $   24,134,953            0.7%
      Other Securities...........................               174,964,866            4.9%
                                                             --------------          ------
Total Health Care................................               246,912,682            6.9%
                                                             --------------          ------
Industrials -- (13.1%)
      AMERCO.....................................     84,246     13,538,332            0.4%
*     Avis Budget Group, Inc.....................    578,582     16,686,305            0.5%
#*    Owens Corning..............................    567,793     23,881,374            0.7%
      Ryder System, Inc..........................    245,750     14,270,702            0.4%
*     Terex Corp.................................    442,498     12,655,443            0.4%
      Trinity Industries, Inc....................    409,075     17,267,056            0.5%
      URS Corp...................................    294,716     12,943,927            0.4%
      Other Securities...........................               425,915,873           11.7%
                                                             --------------          ------
Total Industrials................................               537,159,012           15.0%
                                                             --------------          ------
Information Technology -- (11.1%)
      AOL, Inc...................................    465,034     17,968,914            0.5%
#*    Arrow Electronics, Inc.....................    463,696     18,190,794            0.5%
#*    Avnet, Inc.................................    540,580     17,703,995            0.5%
*     Tech Data Corp.............................    261,278     12,209,521            0.4%
      Other Securities...........................               389,626,984           10.9%
                                                             --------------          ------
Total Information Technology.....................               455,700,208           12.8%
                                                             --------------          ------
Materials -- (6.8%)
#     Domtar Corp................................    168,731     11,728,492            0.3%
*     Louisiana-Pacific Corp.....................    736,661     13,348,297            0.4%
#     Reliance Steel & Aluminum Co...............    364,801     23,737,601            0.7%
#     Rock Tenn Co. Class A......................    203,483     20,376,788            0.6%
      Other Securities...........................               208,854,485            5.8%
                                                             --------------          ------
Total Materials..................................               278,045,663            7.8%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...........................                43,220,714            1.2%
                                                             --------------          ------
Utilities -- (0.5%)
      Other Securities...........................                19,372,071            0.5%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             3,554,061,682           99.5%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    75,599            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves. 15,049,046     15,049,046            0.4%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund............. 45,232,151    523,335,992           14.6%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,202,716,216)........................              $4,092,522,319          114.5%
                                                             ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  554,523,711           --   --    $  554,523,711
  Consumer Staples............    152,577,327           --   --       152,577,327
  Energy......................    341,970,861           --   --       341,970,861
  Financials..................    924,571,921 $      7,512   --       924,579,433
  Health Care.................    246,771,362      141,320   --       246,912,682
  Industrials.................    537,049,912      109,100   --       537,159,012
  Information Technology......    455,700,208           --   --       455,700,208
  Materials...................    278,045,663           --   --       278,045,663
  Other.......................             --           --   --                --
  Telecommunication Services..     43,220,714           --   --        43,220,714
  Utilities...................     19,372,071           --   --        19,372,071
Rights/Warrants...............             --       75,599   --            75,599
Temporary Cash Investments....     15,049,046           --   --        15,049,046
Securities Lending Collateral.             --  523,335,992   --       523,335,992
                               -------------- ------------   --    --------------
TOTAL......................... $3,568,852,796 $523,669,523   --    $4,092,522,319
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (87.1%)
Consumer Discretionary -- (14.3%)
#*  Cabela's, Inc...........................   753,597 $   48,380,927            0.6%
#   Dillard's, Inc. Class A.................   711,596     58,642,626            0.7%
#*  Iconix Brand Group, Inc................. 2,233,461     63,988,658            0.8%
#*  Live Nation Entertainment, Inc.......... 2,980,399     37,642,439            0.5%
    Penske Automotive Group, Inc............ 1,250,616     38,669,047            0.5%
#   Rent-A-Center, Inc...................... 1,669,788     58,325,695            0.7%
#   Scholastic Corp......................... 1,407,493     38,635,683            0.5%
    Other Securities........................              964,508,688           12.1%
                                                       --------------           -----
Total Consumer Discretionary................            1,308,793,763           16.4%
                                                       --------------           -----
Consumer Staples -- (3.9%)
#   Fresh Del Monte Produce, Inc............ 1,540,549     39,145,350            0.5%
#*  Prestige Brands Holdings, Inc........... 1,324,865     35,705,112            0.5%
    Seaboard Corp...........................    18,588     51,042,276            0.6%
#   Universal Corp..........................   830,795     47,812,252            0.6%
    Other Securities........................              177,113,610            2.2%
                                                       --------------           -----
Total Consumer Staples......................              350,818,600            4.4%
                                                       --------------           -----
Energy -- (8.8%)
#   Bristow Group, Inc...................... 1,323,551     83,648,423            1.1%
#*  Exterran Holdings, Inc.................. 2,112,961     55,824,430            0.7%
#*  Helix Energy Solutions Group, Inc....... 3,427,466     78,968,817            1.0%
#*  Hercules Offshore, Inc.................. 5,178,862     38,168,213            0.5%
#*  Hornbeck Offshore Services, Inc......... 1,296,122     58,221,800            0.7%
#*  PDC Energy, Inc.........................   877,106     37,978,690            0.5%
#   Western Refining, Inc................... 1,903,294     58,830,818            0.7%
    Other Securities........................              394,702,541            4.9%
                                                       --------------           -----
Total Energy................................              806,343,732           10.1%
                                                       --------------           -----
Financials -- (23.2%)
#   Argo Group International Holdings, Ltd..   926,512     38,403,922            0.5%
    CNO Financial Group, Inc................ 8,581,021     97,137,158            1.2%
#   Endurance Specialty Holdings, Ltd....... 1,100,056     53,869,742            0.7%
    First American Financial Corp........... 1,333,977     35,710,564            0.5%
#   Kemper Corp............................. 1,579,058     50,308,788            0.6%
#*  MBIA, Inc............................... 4,001,054     37,849,971            0.5%
#   Montpelier Re Holdings, Ltd............. 2,155,898     55,535,932            0.7%
#*  PHH Corp................................ 1,970,813     41,544,738            0.5%
#   Platinum Underwriters Holdings, Ltd.....   838,148     47,564,899            0.6%
#   Radian Group, Inc....................... 3,406,246     40,704,640            0.5%
#   Selective Insurance Group, Inc.......... 1,844,118     43,207,685            0.6%
#   Susquehanna Bancshares, Inc............. 4,934,549     57,586,187            0.7%
#   Umpqua Holdings Corp.................... 3,925,750     47,109,000            0.6%
#   Webster Financial Corp.................. 2,089,538     48,832,503            0.6%
#   Wintrust Financial Corp................. 1,227,565     44,020,481            0.6%
    Other Securities........................            1,379,658,082           17.1%
                                                       --------------           -----
Total Financials............................            2,119,044,292           26.5%
                                                       --------------           -----
Health Care -- (3.8%)
#*  LifePoint Hospitals, Inc................ 1,892,213     90,826,224            1.2%
    Other Securities........................              257,609,024            3.1%
                                                       --------------           -----
Total Health Care...........................              348,435,248            4.3%
                                                       --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               Percentage
                                                    Shares        Value+     of Net Assets**
                                                    ------        ------     ---------------

Industrials -- (14.8%)
      AMERCO......................................    346,122 $   55,621,805            0.7%
#*    Avis Budget Group, Inc......................  4,147,655    119,618,370            1.5%
*     Esterline Technologies Corp.................  1,117,001     83,819,755            1.1%
#     GATX Corp...................................  1,692,613     86,238,632            1.1%
#*    General Cable Corp..........................  1,363,354     47,008,446            0.6%
#*    JetBlue Airways Corp........................ 10,066,250     69,356,462            0.9%
      Other Securities............................               893,175,584           11.0%
                                                              --------------          ------
Total Industrials.................................             1,354,839,054           16.9%
                                                              --------------          ------

Information Technology -- (10.9%)
#*    Benchmark Electronics, Inc..................  2,299,623     41,025,274            0.5%
#*    CACI International, Inc. Class A............    767,088     44,866,977            0.6%
#     Convergys Corp..............................  3,909,664     66,542,481            0.8%
#*    Fairchild Semiconductor International, Inc..  2,878,146     37,128,083            0.5%
#*    SYNNEX Corp.................................  1,147,081     39,689,003            0.5%
#*    Vishay Intertechnology, Inc.................  4,241,593     59,551,966            0.8%
      Other Securities............................               709,996,028            8.8%
                                                              --------------          ------
Total Information Technology......................               998,799,812           12.5%
                                                              --------------          ------

Materials -- (7.0%)
#*    Graphic Packaging Holding Co................  5,789,957     43,540,477            0.5%
#     Kaiser Aluminum Corp........................    623,602     39,286,926            0.5%
#*    Louisiana-Pacific Corp......................  5,071,045     91,887,335            1.2%
      Westlake Chemical Corp......................    770,014     64,018,964            0.8%
      Other Securities............................               403,397,619            5.0%
                                                              --------------          ------
Total Materials...................................               642,131,321            8.0%
                                                              --------------          ------

Other -- (0.0%)
      Other Securities............................                    85,259            0.0%
                                                              --------------          ------

Telecommunication Services -- (0.3%)
      Other Securities............................                25,631,364            0.3%
                                                              --------------          ------

Utilities -- (0.1%)
      Other Securities............................                 5,505,366            0.1%
                                                              --------------          ------
TOTAL COMMON STOCKS...............................             7,960,427,811           99.5%
                                                              --------------          ------

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
      Other Securities............................                        --            0.0%
                                                              --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................                   127,077            0.0%
                                                              --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves.. 33,495,935     33,495,935            0.4%
                                                              --------------          ------

                                                    Shares/
                                                     Face
                                                    Amount
                                                    -------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund.............. 99,180,485  1,147,518,217           14.3%
                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,377,560,625).........................              $9,141,569,040          114.2%
                                                              ==============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,308,793,763             --   --    $1,308,793,763
  Consumer Staples............    350,818,600             --   --       350,818,600
  Energy......................    806,343,732             --   --       806,343,732
  Financials..................  2,118,994,389 $       49,903   --     2,119,044,292
  Health Care.................    347,583,046        852,202   --       348,435,248
  Industrials.................  1,354,215,317        623,737   --     1,354,839,054
  Information Technology......    998,799,812             --   --       998,799,812
  Materials...................    642,131,321             --   --       642,131,321
  Other.......................             --         85,259   --            85,259
  Telecommunication Services..     25,631,364             --   --        25,631,364
  Utilities...................      5,505,366             --   --         5,505,366
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --        127,077   --           127,077
Temporary Cash Investments....     33,495,935             --   --        33,495,935
Securities Lending Collateral.             --  1,147,518,217   --     1,147,518,217
                               -------------- --------------   --    --------------
TOTAL......................... $7,992,312,645 $1,149,256,395   --    $9,141,569,040
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.2%)
*   Amazon.com, Inc......................    80,522 $   20,437,289            0.3%
    Comcast Corp. Class A................   634,102     26,188,413            0.4%
    Home Depot, Inc. (The)...............   327,533     24,024,546            0.4%
    McDonald's Corp......................   218,435     22,310,951            0.4%
    Time Warner, Inc.....................   289,777     17,322,869            0.3%
    Walt Disney Co. (The)................   447,208     28,102,551            0.5%
    Other Securities.....................              713,428,852           11.7%
                                                    --------------           -----
Total Consumer Discretionary.............              851,815,471           14.0%
                                                    --------------           -----
Consumer Staples -- (7.0%)
#   Altria Group, Inc....................   437,249     15,963,961            0.3%
    Coca-Cola Co. (The)..................   875,095     37,042,771            0.6%
    CVS Caremark Corp....................   382,692     22,265,021            0.4%
    Mondelez International, Inc. Class A.   517,494     16,275,186            0.3%
    PepsiCo, Inc.........................   335,773     27,691,199            0.5%
    Philip Morris International, Inc.....   365,866     34,973,131            0.6%
    Procter & Gamble Co. (The)...........   566,788     43,512,315            0.7%
    Wal-Mart Stores, Inc.................   499,081     38,788,575            0.6%
    Other Securities.....................              252,485,914            4.0%
                                                    --------------           -----
Total Consumer Staples...................              488,998,073            8.0%
                                                    --------------           -----
Energy -- (9.1%)
    Chevron Corp.........................   605,873     73,922,565            1.2%
    ConocoPhillips.......................   368,973     22,304,418            0.4%
    Exxon Mobil Corp..................... 1,342,599    119,477,885            2.0%
    Occidental Petroleum Corp............   229,346     20,471,424            0.3%
    Schlumberger, Ltd....................   275,998     20,542,531            0.3%
    Other Securities.....................              373,742,419            6.1%
                                                    --------------           -----
Total Energy.............................              630,461,242           10.3%
                                                    --------------           -----
Financials -- (15.0%)
    American Express Co..................   214,443     14,670,046            0.3%
*   American International Group, Inc....   444,345     18,404,770            0.3%
    Bank of America Corp................. 3,474,950     42,776,634            0.7%
*   Berkshire Hathaway, Inc. Class B.....   387,167     41,163,595            0.7%
    Citigroup, Inc.......................   973,938     45,443,947            0.8%
    Goldman Sachs Group, Inc. (The)......   142,009     20,743,255            0.4%
    JPMorgan Chase & Co.................. 1,229,045     60,235,495            1.0%
    U.S. Bancorp.........................   564,831     18,797,576            0.3%
    Wells Fargo & Co..................... 1,607,133     61,038,911            1.0%
    Other Securities.....................              718,338,168           11.6%
                                                    --------------           -----
Total Financials.........................            1,041,612,397           17.1%
                                                    --------------           -----
Health Care -- (9.7%)
    AbbVie, Inc..........................   326,296     15,025,931            0.3%
    Amgen, Inc...........................   198,736     20,710,279            0.4%
#*  Gilead Sciences, Inc.................   331,127     16,768,271            0.3%
    Johnson & Johnson....................   612,773     52,226,643            0.9%
    Merck & Co., Inc.....................   801,185     37,655,695            0.6%
    Pfizer, Inc.......................... 2,214,432     64,373,538            1.1%
    UnitedHealth Group, Inc..............   287,692     17,241,382            0.3%
    Other Securities.....................              450,148,439            7.2%
                                                    --------------           -----
Total Health Care........................              674,150,178           11.1%
                                                    --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (11.1%)
#     3M Co......................................    141,624 $   14,829,449            0.3%
      General Electric Co........................  3,238,107     72,177,405            1.2%
      Union Pacific Corp.........................    144,700     21,409,812            0.4%
      United Technologies Corp...................    189,500     17,299,455            0.3%
      Other Securities...........................               647,855,877           10.5%
                                                             --------------          ------
Total Industrials................................               773,571,998           12.7%
                                                             --------------          ------
Information Technology -- (13.5%)
      Apple, Inc.................................    195,508     86,561,167            1.4%
      Cisco Systems, Inc.........................  1,465,624     30,660,854            0.5%
*     Google, Inc. Class A.......................     59,591     49,136,951            0.8%
#     Intel Corp.................................  1,089,538     26,094,435            0.4%
#     International Business Machines Corp.......    233,618     47,316,990            0.8%
#     Microsoft Corp.............................  1,531,421     50,690,035            0.8%
      Oracle Corp................................    824,388     27,023,439            0.5%
      QUALCOMM, Inc..............................    373,897     23,039,533            0.4%
      Visa, Inc. Class A.........................    116,505     19,626,432            0.3%
      Other Securities...........................               581,944,942            9.6%
                                                             --------------          ------
Total Information Technology.....................               942,094,778           15.5%
                                                             --------------          ------
Materials -- (4.1%)
      Other Securities...........................               287,322,356            4.7%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..................................  1,714,631     64,230,077            1.1%
#     Verizon Communications, Inc................    743,452     40,079,497            0.7%
      Other Securities...........................                45,371,354            0.6%
                                                             --------------          ------
Total Telecommunication Services.................               149,680,928            2.4%
                                                             --------------          ------
Utilities -- (3.0%)
      Other Securities...........................               211,496,170            3.5%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             6,051,203,591           99.3%
                                                             --------------          ------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    26,070            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves. 45,236,061     45,236,061            0.7%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund............. 74,510,716    862,088,981           14.2%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,462,403,208)........................              $6,958,554,703          114.2%
                                                             ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  851,815,471           --   --    $  851,815,471
  Consumer Staples............    488,998,073           --   --       488,998,073
  Energy......................    630,461,242           --   --       630,461,242
  Financials..................  1,041,610,597 $      1,800   --     1,041,612,397
  Health Care.................    674,134,720       15,458   --       674,150,178
  Industrials.................    773,555,198       16,800   --       773,571,998
  Information Technology......    942,094,778           --   --       942,094,778
  Materials...................    287,322,356           --   --       287,322,356
  Other.......................             --           --   --                --
  Telecommunication Services..    149,680,928           --   --       149,680,928
  Utilities...................    211,496,170           --   --       211,496,170
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --       26,070   --            26,070
Temporary Cash Investments....     45,236,061           --   --        45,236,061
Securities Lending Collateral.             --  862,088,981   --       862,088,981
                               -------------- ------------   --    --------------
TOTAL......................... $6,096,405,594 $862,149,109   --    $6,958,554,703
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                               ------       -----      ---------------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (12.6%)
    CBS Corp. Class B........................   398,207 $   18,229,916            0.2%
    Comcast Corp. Class A.................... 1,099,320     45,401,916            0.6%
    Home Depot, Inc. (The)...................   301,629     22,124,487            0.3%
    News Corp. Class A.......................   846,333     26,210,933            0.3%
    Time Warner, Inc.........................   510,336     30,507,886            0.4%
#   Walt Disney Co. (The)....................   830,524     52,190,128            0.6%
    Other Securities.........................            1,001,169,942           11.8%
                                                        --------------           -----
Total Consumer Discretionary.................            1,195,835,208           14.2%
                                                        --------------           -----
Consumer Staples -- (5.7%)
#   Coca-Cola Co. (The)......................   439,242     18,593,114            0.2%
    CVS Caremark Corp........................   672,828     39,145,133            0.5%
    Mondelez International, Inc. Class A.....   875,793     27,543,690            0.3%
    Procter & Gamble Co. (The)...............   646,219     49,610,233            0.6%
    Wal-Mart Stores, Inc.....................   387,774     30,137,795            0.4%
#   Walgreen Co..............................   475,167     23,525,518            0.3%
    Other Securities.........................              356,801,327            4.2%
                                                        --------------           -----
Total Consumer Staples.......................              545,356,810            6.5%
                                                        --------------           -----
Energy -- (9.9%)
    Anadarko Petroleum Corp..................   277,978     23,561,415            0.3%
    Chevron Corp............................. 1,066,951    130,178,691            1.6%
    ConocoPhillips...........................   632,838     38,255,057            0.5%
    EOG Resources, Inc.......................   150,872     18,279,651            0.2%
    Exxon Mobil Corp......................... 1,756,682    156,327,131            1.9%
    Occidental Petroleum Corp................   382,913     34,178,814            0.4%
    Phillips 66..............................   330,183     20,124,654            0.2%
    Other Securities.........................              525,193,897            6.1%
                                                        --------------           -----
Total Energy.................................              946,099,310           11.2%
                                                        --------------           -----
Financials -- (17.7%)
*   American International Group, Inc........   719,365     29,796,098            0.4%
    Bank of America Corp..................... 5,751,978     70,806,849            0.9%
*   Berkshire Hathaway, Inc. Class B.........   232,188     24,686,228            0.3%
#   BlackRock, Inc...........................    73,022     19,460,363            0.2%
    Citigroup, Inc........................... 1,616,027     75,403,820            0.9%
    Goldman Sachs Group, Inc. (The)..........   227,319     33,204,486            0.4%
    JPMorgan Chase & Co...................... 2,076,088    101,749,073            1.2%
    MetLife, Inc.............................   512,756     19,992,356            0.2%
    PNC Financial Services Group, Inc. (The).   268,801     18,246,212            0.2%
    Travelers Cos., Inc. (The)...............   235,445     20,109,357            0.3%
    U.S. Bancorp.............................   949,300     31,592,704            0.4%
    Wells Fargo & Co......................... 2,707,168    102,818,241            1.2%
    Other Securities.........................            1,137,723,037           13.4%
                                                        --------------           -----
Total Financials.............................            1,685,588,824           20.0%
                                                        --------------           -----
Health Care -- (9.4%)
    Amgen, Inc...............................   259,507     27,043,224            0.3%
    Johnson & Johnson........................   388,122     33,079,638            0.4%
    Merck & Co., Inc......................... 1,401,705     65,880,135            0.8%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       -----      ---------------
Health Care -- (Continued)
    Pfizer, Inc................................  3,896,797 $  113,279,889            1.4%
    UnitedHealth Group, Inc....................    466,552     27,960,461            0.3%
    Other Securities...........................               621,897,137            7.4%
                                                           --------------           -----
Total Health Care..............................               889,140,484           10.6%
                                                           --------------           -----

Industrials -- (11.9%)
    General Electric Co........................  5,693,661    126,911,704            1.5%
    Union Pacific Corp.........................    253,811     37,553,876            0.5%
    Other Securities...........................               965,441,740           11.4%
                                                           --------------           -----
Total Industrials..............................             1,129,907,320           13.4%
                                                           --------------           -----

Information Technology -- (11.5%)
    Apple, Inc.................................    123,530     54,692,907            0.7%
    Cisco Systems, Inc.........................  1,850,259     38,707,418            0.5%
*   Google, Inc. Class A.......................     29,049     23,952,934            0.3%
#   Hewlett-Packard Co.........................    879,452     18,116,711            0.2%
#   Intel Corp.................................  1,645,400     39,407,330            0.5%
    International Business Machines Corp.......    104,255     21,115,808            0.3%
#   Microsoft Corp.............................    928,949     30,748,212            0.4%
    Visa, Inc. Class A.........................    232,750     39,209,065            0.5%
    Other Securities...........................               829,257,478            9.6%
                                                           --------------           -----
Total Information Technology...................             1,095,207,863           13.0%
                                                           --------------           -----

Materials -- (4.5%)
    Dow Chemical Co. (The).....................    627,320     21,272,421            0.3%
    Other Securities...........................               404,334,686            4.8%
                                                           --------------           -----
Total Materials................................               425,607,107            5.1%
                                                           --------------           -----

Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

Telecommunication Services -- (2.7%)
    AT&T, Inc..................................  3,049,991    114,252,663            1.4%
*   Sprint Nextel Corp.........................  2,576,737     18,165,996            0.2%
#   Verizon Communications, Inc................  1,449,236     78,128,313            0.9%
    Other Securities...........................                47,396,779            0.6%
                                                           --------------           -----
Total Telecommunication Services...............               257,943,751            3.1%
                                                           --------------           -----

Utilities -- (2.1%)
    Other Securities...........................               197,670,461            2.4%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             8,368,357,138           99.5%
                                                           --------------           -----

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                    63,895            0.0%
                                                           --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves. 33,805,971     33,805,971            0.4%
                                                           --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          ------        -----      ---------------
                                           (000)

SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@    DFA Short Term Investment Fund.. 95,917,561 $1,109,766,178           13.2%
                                                    --------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,442,495,082)...............              $9,511,993,182          113.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,195,835,208             --   --    $1,195,835,208
  Consumer Staples............    545,356,810             --   --       545,356,810
  Energy......................    946,099,310             --   --       946,099,310
  Financials..................  1,685,584,510 $        4,314   --     1,685,588,824
  Health Care.................    889,104,511         35,973   --       889,140,484
  Industrials.................  1,129,865,099         42,221   --     1,129,907,320
  Information Technology......  1,095,207,863             --   --     1,095,207,863
  Materials...................    425,607,107             --   --       425,607,107
  Other.......................             --             --   --                --
  Telecommunication Services..    257,943,751             --   --       257,943,751
  Utilities...................    197,670,461             --   --       197,670,461
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --         63,895   --            63,895
Temporary Cash Investments....     33,805,971             --   --        33,805,971
Securities Lending Collateral.             --  1,109,766,178   --     1,109,766,178
                               -------------- --------------   --    --------------
TOTAL......................... $8,402,080,601 $1,109,912,581   --    $9,511,993,182
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                       Percentage
                                               Shares      Value+    of Net Assets**
                                               ------      ------    ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A....................   322,118 $ 13,303,473            0.6%
*   Jarden Corp..............................   117,655    5,295,652            0.2%
#   Lennar Corp. Class A.....................   134,243    5,533,496            0.2%
*   Liberty Interactive Corp. Class A........   267,922    5,704,059            0.2%
*   Mohawk Industries, Inc...................    54,426    6,034,755            0.3%
    Time Warner, Inc.........................   135,201    8,082,316            0.3%
#*  Toll Brothers, Inc.......................   151,825    5,209,116            0.2%
#   Walt Disney Co. (The)....................   118,253    7,431,019            0.3%
    Other Securities.........................            324,853,607           13.2%
                                                        ------------           -----
Total Consumer Discretionary.................            381,447,493           15.5%
                                                        ------------           -----
Consumer Staples -- (4.7%)
    Bunge, Ltd...............................    79,327    5,728,203            0.2%
    CVS Caremark Corp........................   121,704    7,080,739            0.3%
    Mondelez International, Inc. Class A.....   260,500    8,192,725            0.3%
    Procter & Gamble Co. (The)...............    91,517    7,025,760            0.3%
    Other Securities.........................            103,293,668            4.2%
                                                        ------------           -----
Total Consumer Staples.......................            131,321,095            5.3%
                                                        ------------           -----
Energy -- (9.6%)
    Anadarko Petroleum Corp..................    72,636    6,156,627            0.3%
#   Chesapeake Energy Corp...................   360,915    7,052,279            0.3%
    Chevron Corp.............................   159,692   19,484,021            0.8%
    ConocoPhillips...........................   175,685   10,620,158            0.4%
    Exxon Mobil Corp.........................   246,627   21,947,337            0.9%
    HollyFrontier Corp.......................   109,681    5,423,725            0.2%
    Murphy Oil Corp..........................   107,339    6,664,679            0.3%
    Phillips 66..............................    91,273    5,563,089            0.2%
    Tesoro Corp..............................   131,157    7,003,784            0.3%
    Other Securities.........................            178,331,945            7.2%
                                                        ------------           -----
Total Energy.................................            268,247,644           10.9%
                                                        ------------           -----
Financials -- (21.1%)
    American Financial Group, Inc............   127,737    6,165,865            0.3%
    Bank of America Corp..................... 1,263,850   15,557,993            0.6%
    Citigroup, Inc...........................   300,702   14,030,755            0.6%
    Goldman Sachs Group, Inc. (The)..........    47,945    7,003,326            0.3%
    Hartford Financial Services Group, Inc...   216,706    6,087,272            0.3%
    Invesco, Ltd.............................   186,136    5,907,957            0.3%
    JPMorgan Chase & Co......................   570,669   27,968,488            1.2%
#   Lincoln National Corp....................   152,570    5,188,906            0.2%
    MetLife, Inc.............................   141,103    5,501,606            0.2%
    PNC Financial Services Group, Inc. (The).    76,226    5,174,221            0.2%
    Principal Financial Group, Inc...........   157,281    5,677,844            0.2%
    Regions Financial Corp...................   661,387    5,615,176            0.2%
    Wells Fargo & Co.........................   522,373   19,839,727            0.8%
    Other Securities.........................            460,085,807           18.6%
                                                        ------------           -----
Total Financials.............................            589,804,943           24.0%
                                                        ------------           -----
Health Care -- (7.4%)
*   Boston Scientific Corp...................   767,057    5,745,257            0.2%
    Johnson & Johnson........................    61,338    5,227,838            0.2%
    Merck & Co., Inc.........................   149,737    7,037,639            0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                     Shares        Value+     of Net Assets**
                                                     ------        ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc..................................    563,682 $   16,386,236            0.7%
      Other Securities.............................               170,918,476            7.0%
                                                               --------------          ------
Total Health Care..................................               205,315,446            8.4%
                                                               --------------          ------
Industrials -- (11.9%)
      General Electric Co..........................    856,705     19,095,954            0.8%
      Southwest Airlines Co........................    417,610      5,721,257            0.2%
      Union Pacific Corp...........................     34,880      5,160,845            0.2%
      Other Securities.............................               302,960,107           12.4%
                                                               --------------          ------
Total Industrials..................................               332,938,163           13.6%
                                                               --------------          ------
Information Technology -- (10.5%)
      Fidelity National Information Services, Inc..    150,228      6,317,087            0.3%
      IAC/InterActiveCorp..........................    115,491      5,436,161            0.2%
*     Micron Technology, Inc.......................    569,578      5,365,425            0.2%
      Visa, Inc. Class A...........................     37,703      6,351,447            0.3%
      Western Digital Corp.........................    122,881      6,792,862            0.3%
      Xerox Corp...................................    731,469      6,276,004            0.3%
      Other Securities.............................               257,448,917           10.4%
                                                               --------------          ------
Total Information Technology.......................               293,987,903           12.0%
                                                               --------------          ------
Materials -- (5.5%)
      Other Securities.............................               152,898,070            6.2%
                                                               --------------          ------
Other -- (0.0%)
      Other Securities.............................                        --            0.0%
                                                               --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc....................................    570,322     21,364,262            0.9%
      Verizon Communications, Inc..................    219,736     11,845,968            0.5%
      Other Securities.............................                22,462,968            0.9%
                                                               --------------          ------
Total Telecommunication Services...................                55,673,198            2.3%
                                                               --------------          ------
Utilities -- (1.3%)
      NRG Energy, Inc..............................    195,195      5,440,085            0.2%
      Other Securities.............................                29,615,330            1.2%
                                                               --------------          ------
Total Utilities....................................                35,055,415            1.4%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             2,446,689,370           99.6%
                                                               --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                    48,489            0.0%
                                                               --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves...  7,725,736      7,725,736            0.3%
                                                               --------------          ------

                                                     Shares/
                                                      Face
                                                     Amount
                                                     -------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@  DFA Short Term Investment Fund............... 28,858,608    333,894,098           13.6%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,215,891,463)..........................              $2,788,357,693          113.5%
                                                               ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  381,447,493           --   --    $  381,447,493
  Consumer Staples............    131,321,095           --   --       131,321,095
  Energy......................    268,247,644           --   --       268,247,644
  Financials..................    589,802,926 $      2,017   --       589,804,943
  Health Care.................    205,289,383       26,063   --       205,315,446
  Industrials.................    332,906,327       31,836   --       332,938,163
  Information Technology......    293,987,903           --   --       293,987,903
  Materials...................    152,898,070           --   --       152,898,070
  Other.......................             --           --   --                --
  Telecommunication Services..     55,673,198           --   --        55,673,198
  Utilities...................     35,055,415           --   --        35,055,415
Rights/Warrants...............             --       48,489   --            48,489
Temporary Cash Investments....      7,725,736           --   --         7,725,736
Securities Lending Collateral.             --  333,894,098   --       333,894,098
                               -------------- ------------   --    --------------
TOTAL......................... $2,454,355,190 $334,002,503   --    $2,788,357,693
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                            Shares      Value+     of Net Assets**
                                            ------      ------     ---------------
COMMON STOCKS -- (82.2%)
Consumer Discretionary -- (15.6%)
#   Brinker International, Inc............. 322,412 $   12,541,827            0.2%
#   Brunswick Corp......................... 401,911     12,724,502            0.2%
#   Buckle, Inc. (The)..................... 240,240     11,663,652            0.2%
#*  Cabela's, Inc.......................... 277,885     17,840,217            0.3%
#   Dillard's, Inc. Class A................ 158,530     13,064,457            0.2%
    Domino's Pizza, Inc.................... 270,452     14,928,950            0.3%
#   Pier 1 Imports, Inc.................... 641,193     14,882,090            0.3%
#   Pool Corp.............................. 227,978     11,175,482            0.2%
#   Sinclair Broadcast Group, Inc. Class A. 447,331     11,988,471            0.2%
*   Tenneco, Inc........................... 302,739     11,706,917            0.2%
#   Wolverine World Wide, Inc.............. 240,448     11,486,201            0.2%
    Other Securities.......................            900,568,741           16.4%
                                                    --------------           -----
Total Consumer Discretionary...............          1,044,571,507           18.9%
                                                    --------------           -----
Consumer Staples -- (3.6%)
#*  Hain Celestial Group, Inc. (The)....... 180,533     11,779,778            0.2%
    Other Securities.......................            229,110,428            4.2%
                                                    --------------           -----
Total Consumer Staples                                 240,890,206            4.4%
                                                    --------------           -----
Energy -- (4.3%)
    Bristow Group, Inc..................... 180,340     11,397,488            0.2%
*   Gulfport Energy Corp................... 245,449     12,809,983            0.2%
*   Helix Energy Solutions Group, Inc...... 491,600     11,326,464            0.2%
#   Lufkin Industries, Inc................. 164,767     14,547,278            0.3%
#   Western Refining, Inc.................. 371,375     11,479,201            0.2%
    Other Securities.......................            225,417,420            4.1%
                                                    --------------           -----
Total Energy...............................            286,977,834            5.2%
                                                    --------------           -----
Financials -- (14.0%)
    Geo Group, Inc. (The).................. 311,791     11,676,573            0.2%
*   Ocwen Financial Corp................... 328,355     12,011,226            0.2%
#   TCF Financial Corp..................... 832,287     12,109,776            0.2%
    Other Securities.......................            902,198,385           16.3%
                                                    --------------           -----
Total Financials...........................            937,995,960           16.9%
                                                    --------------           -----
Health Care -- (7.7%)
#*  Centene Corp........................... 258,159     11,926,946            0.2%
*   LifePoint Hospitals, Inc............... 236,483     11,351,184            0.2%
#*  Medicines Co. (The).................... 351,538     11,867,923            0.2%
#*  PAREXEL International Corp............. 290,659     11,902,486            0.2%
#   STERIS Corp............................ 282,552     11,751,338            0.2%
*   Team Health Holdings, Inc.............. 317,151     11,823,389            0.2%
*   Thoratec Corp.......................... 319,166     11,553,809            0.2%
    Other Securities.......................            435,421,077            8.0%
                                                    --------------           -----
Total Health Care..........................            517,598,152            9.4%
                                                    --------------           -----
Industrials -- (14.8%)
#   Actuant Corp. Class A.................. 365,245     11,432,168            0.2%
#   Alliant Techsystems, Inc............... 154,313     11,474,715            0.2%
    AMERCO.................................  73,467     11,806,147            0.2%
*   Avis Budget Group, Inc................. 493,987     14,246,585            0.3%
#*  Chart Industries, Inc.................. 150,375     12,753,304            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
Industrials -- (Continued)
#   EMCOR Group, Inc...........................    306,181 $   11,451,169            0.2%
*   EnerSys, Inc...............................    244,184     11,193,395            0.2%
    Huntington Ingalls Industries, Inc.........    227,971     12,059,666            0.2%
#   Manitowoc Co., Inc. (The)..................    650,586     12,204,993            0.2%
#*  Middleby Corp..............................     78,446     11,733,953            0.2%
#*  US Airways Group, Inc......................    795,980     13,452,062            0.3%
    Other Securities...........................               858,631,446           15.5%
                                                           --------------           -----
Total Industrials..............................               992,439,603           17.9%
                                                           --------------           -----
Information Technology -- (14.0%)
#   Anixter International, Inc.................    161,603     11,593,399            0.2%
#*  Compuware Corp.............................    995,933     11,951,196            0.2%
#*  Cymer, Inc.................................    144,305     15,117,392            0.3%
#   FEI Co.....................................    177,398     11,332,184            0.2%
#   MAXIMUS, Inc...............................    157,974     12,588,948            0.2%
#   Mentor Graphics Corp.......................    661,422     12,077,566            0.2%
#*  ValueClick, Inc............................    372,765     11,503,528            0.2%
    Other Securities...........................               853,619,765           15.5%
                                                           --------------           -----
Total Information Technology...................               939,783,978           17.0%
                                                           --------------           -----
Materials -- (4.8%)
#   Eagle Materials, Inc.......................    212,595     14,403,311            0.3%
*   Louisiana-Pacific Corp.....................    633,346     11,476,230            0.2%
    PolyOne Corp...............................    496,230     11,180,062            0.2%
    Other Securities...........................               284,520,162            5.1%
                                                           --------------           -----
Total Materials................................               321,579,765            5.8%
                                                           --------------           -----
Other -- (0.0%)
    Other Securities...........................                     7,948            0.0%
                                                           --------------           -----
Telecommunication Services -- (0.4%)
    Other Securities...........................                27,200,521            0.5%
                                                           --------------           -----
Utilities -- (3.0%)
    Portland General Electric Co...............    369,541     11,917,697            0.2%
#   Southwest Gas Corp.........................    222,051     11,251,324            0.2%
    Other Securities...........................               172,877,836            3.1%
                                                           --------------           -----
Total Utilities................................               196,046,857            3.5%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             5,505,092,331           99.5%
                                                           --------------           -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                   196,119            0.0%
                                                           --------------           -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves. 35,634,656     35,634,656            0.6%
                                                           --------------           -----


U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           Shares/
                                            Face                      Percentage
                                           Amount        Value+     of Net Assets**
                                           -------       ------     ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (17.3%)
(S)@    DFA Short Term Investment Fund   100,407,456 $1,161,714,264           21.0%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,460,276,208)...............               $6,702,637,370          121.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,044,571,507             --   --    $1,044,571,507
  Consumer Staples............    240,890,206             --   --       240,890,206
  Energy......................    286,977,834             --   --       286,977,834
  Financials..................    937,980,902 $       15,058   --       937,995,960
  Health Care.................    517,507,784         90,368   --       517,598,152
  Industrials.................    992,129,464        310,139   --       992,439,603
  Information Technology......    939,783,978             --   --       939,783,978
  Materials...................    321,579,765             --   --       321,579,765
  Other.......................             --          7,948   --             7,948
  Telecommunication Services..     27,200,521             --   --        27,200,521
  Utilities...................    196,046,857             --   --       196,046,857
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --        196,119   --           196,119
Temporary Cash Investments....     35,634,656             --   --        35,634,656
Securities Lending Collateral.             --  1,161,714,264   --     1,161,714,264
                               -------------- --------------   --    --------------
TOTAL......................... $5,540,303,474 $1,162,333,896   --    $6,702,637,370
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (16.4%)
#*  Asbury Automotive Group, Inc...........   303,771 $ 12,178,179            0.3%
#   Belo Corp. Class A.....................   813,649    8,722,317            0.2%
    Churchill Downs, Inc...................   117,187    8,960,118            0.2%
#*  Conn's, Inc............................   311,038   13,471,056            0.3%
#   Dorman Products, Inc...................   312,058   11,777,069            0.3%
#*  Grand Canyon Education, Inc............   362,840    9,277,819            0.2%
    La-Z-Boy, Inc..........................   515,798    9,315,312            0.2%
    Lithia Motors, Inc. Class A............   188,702    9,344,523            0.2%
#*  Lumber Liquidators Holdings, Inc.......   138,270   11,332,609            0.3%
#   Oxford Industries, Inc.................   148,270    8,767,205            0.2%
*   Papa John's International, Inc.........   214,930   13,540,590            0.4%
#*  Pinnacle Entertainment, Inc............   540,950   10,310,507            0.3%
#*  Quiksilver, Inc........................ 1,340,079    9,018,732            0.2%
#   Ryland Group, Inc. (The)...............   206,913    9,323,500            0.2%
#   Sinclair Broadcast Group, Inc. Class A.   401,740   10,766,632            0.3%
#   Sturm Ruger & Co., Inc.................   185,803    9,526,120            0.2%
    Other Securities.......................            587,926,550           15.1%
                                                      ------------           -----
Total Consumer Discretionary...............            753,558,838           19.1%
                                                      ------------           -----
Consumer Staples -- (3.8%)
#   Andersons, Inc. (The)..................   159,711    8,707,444            0.2%
#   Cal-Maine Foods, Inc...................   202,886    8,659,174            0.2%
#*  Elizabeth Arden, Inc...................   241,815    9,902,324            0.3%
#   J&J Snack Foods Corp...................   179,640   13,476,593            0.3%
*   Prestige Brands Holdings, Inc..........   356,410    9,605,249            0.3%
#*  Susser Holdings Corp...................   176,060    9,361,110            0.2%
    Other Securities.......................            113,777,778            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            173,489,672            4.4%
                                                      ------------           -----
Energy -- (4.2%)
*   EPL Oil & Gas, Inc.....................   290,804    9,500,567            0.2%
*   Hercules Offshore, Inc................. 1,228,317    9,052,696            0.2%
    Other Securities.......................            172,766,101            4.4%
                                                      ------------           -----
Total Energy...............................            191,319,364            4.8%
                                                      ------------           -----
Financials -- (14.9%)
#   Bank of the Ozarks, Inc................   296,309   12,127,927            0.3%
#   FBL Financial Group, Inc. Class A......   271,726   10,681,549            0.3%
    Horace Mann Educators Corp.............   423,287    9,545,122            0.2%
#*  Western Alliance Bancorp...............   614,415    9,038,045            0.2%
#*  World Acceptance Corp..................   153,471   13,637,433            0.4%
    Other Securities.......................            629,840,256           15.9%
                                                      ------------           -----
Total Financials...........................            684,870,332           17.3%
                                                      ------------           -----
Health Care -- (8.5%)
*   Amsurg Corp............................   286,482    9,614,336            0.3%
#   Analogic Corp..........................   123,731    9,834,140            0.3%
#*  Hanger, Inc............................   295,250    8,972,647            0.2%
    Other Securities.......................            362,734,433            9.1%
                                                      ------------           -----
Total Health Care..........................            391,155,556            9.9%
                                                      ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
Industrials -- (14.8%)
    AZZ, Inc...................................    227,597 $    9,625,077            0.3%
#*  EnPro Industries, Inc......................    181,024      8,920,863            0.2%
#   Lindsay Corp...............................    114,790      8,818,168            0.2%
    Other Securities...........................               652,055,425           16.5%
                                                           --------------           -----
Total Industrials..............................               679,419,533           17.2%
                                                           --------------           -----
Information Technology -- (14.6%)
*   Electronics for Imaging, Inc...............    361,249      9,652,573            0.3%
#   Forrester Research, Inc....................    256,189      9,184,376            0.2%
#   Heartland Payment Systems, Inc.............    279,163      9,181,671            0.2%
*   iGATE Corp.................................    527,877      8,810,267            0.2%
*   Manhattan Associates, Inc..................    216,969     15,233,393            0.4%
#   MTS Systems Corp...........................    165,039     10,059,127            0.3%
*   Tyler Technologies, Inc....................    230,600     14,583,144            0.4%
    Other Securities...........................               591,619,780           14.9%
                                                           --------------           -----
Total Information Technology...................               668,324,331           16.9%
                                                           --------------           -----
Materials -- (5.8%)
#   Balchem Corp...............................    221,446      9,597,470            0.2%
    Buckeye Technologies, Inc..................    257,175      9,667,208            0.3%
    KapStone Paper and Packaging Corp..........    331,563      9,807,633            0.3%
    PH Glatfelter Co...........................    389,968      9,359,232            0.2%
#   Stepan Co..................................    165,990      9,451,471            0.2%
#   Tredegar Corp..............................    328,579      9,725,938            0.3%
    Other Securities...........................               209,084,962            5.3%
                                                           --------------           -----
Total Materials................................               266,693,914            6.8%
                                                           --------------           -----
Other -- (0.0%)
    Other Securities...........................                    58,742            0.0%
                                                           --------------           -----
Telecommunication Services -- (1.0%)
    Other Securities...........................                44,711,868            1.1%
                                                           --------------           -----
Utilities -- (1.7%)
#   American States Water Co...................    161,488      8,959,354            0.2%
#   MGE Energy, Inc............................    194,367     10,855,397            0.3%
    Other Securities...........................                59,938,853            1.5%
                                                           --------------           -----
Total Utilities................................                79,753,604            2.0%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             3,933,355,754           99.5%
                                                           --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                   190,735            0.0%
                                                           --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves. 18,813,733     18,813,733            0.5%
                                                           --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (13.9%)
(S)@    DFA Short Term Investment Fund.. 55,331,133 $  640,181,210           16.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,675,115,793)...............              $4,592,541,432          116.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  753,558,838           --   --    $  753,558,838
  Consumer Staples............    173,489,672           --   --       173,489,672
  Energy......................    191,319,364           --   --       191,319,364
  Financials..................    684,850,357 $     19,975   --       684,870,332
  Health Care.................    391,028,691      126,865   --       391,155,556
  Industrials.................    679,146,848      272,685   --       679,419,533
  Information Technology......    668,324,331           --   --       668,324,331
  Materials...................    266,693,914           --   --       266,693,914
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     44,711,868           --   --        44,711,868
  Utilities...................     79,753,604           --   --        79,753,604
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      190,735   --           190,735
Temporary Cash Investments....     18,813,733           --   --        18,813,733
Securities Lending Collateral.             --  640,181,210   --       640,181,210
                               -------------- ------------   --    --------------
TOTAL......................... $3,951,691,220 $640,850,212   --    $4,592,541,432
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Real Estate Investment Trusts -- (90.3%)
    Alexandria Real Estate Equities, Inc..........   577,338 $   42,012,886            0.9%
#   American Campus Communities, Inc..............   890,610     39,756,830            0.9%
#   American Tower Corp...........................   520,737     43,736,701            0.9%
#   Apartment Investment & Management Co. Class A. 1,329,343     41,355,861            0.9%
#   AvalonBay Communities, Inc.................... 1,082,271    143,985,334            3.1%
#   BioMed Realty Trust, Inc...................... 1,536,625     34,589,429            0.7%
#   Boston Properties, Inc........................ 1,364,786    149,348,532            3.2%
#   BRE Properties, Inc...........................   696,475     35,158,058            0.8%
#   Camden Property Trust.........................   762,773     55,178,999            1.2%
#   CBL & Associates Properties, Inc.............. 1,414,994     34,157,955            0.7%
#   DDR Corp...................................... 2,268,727     41,608,453            0.9%
#   Digital Realty Trust, Inc..................... 1,155,672     81,497,989            1.7%
#   Douglas Emmett, Inc........................... 1,227,846     32,132,730            0.7%
#   Duke Realty Corp.............................. 2,894,958     51,067,059            1.1%
#   EPR Properties................................   425,310     24,047,027            0.5%
#   Equity Lifestyle Properties, Inc..............   355,621     28,894,206            0.6%
#   Equity Residential............................ 3,035,682    176,251,697            3.8%
#   Essex Property Trust, Inc.....................   337,696     53,035,157            1.1%
#   Extra Space Storage, Inc......................   936,883     40,829,361            0.9%
#   Federal Realty Investment Trust...............   585,831     68,548,085            1.5%
#   General Growth Properties, Inc................ 3,910,099     88,837,449            1.9%
    HCP, Inc...................................... 4,035,325    215,082,823            4.6%
    Health Care REIT, Inc......................... 2,351,323    176,278,685            3.8%
    Healthcare Realty Trust, Inc..................   798,782     23,979,436            0.5%
#   Highwoods Properties, Inc.....................   725,043     29,748,514            0.6%
#   Home Properties, Inc..........................   453,491     29,232,030            0.6%
#   Hospitality Properties Trust.................. 1,169,563     34,396,848            0.7%
#   Host Hotels & Resorts, Inc.................... 6,540,269    119,490,715            2.6%
#   Kilroy Realty Corp............................   674,011     38,142,283            0.8%
#   Kimco Realty Corp............................. 3,670,642     87,287,867            1.9%
    Liberty Property Trust........................ 1,076,122     46,262,485            1.0%
#   Macerich Co. (The)............................ 1,224,215     85,756,261            1.8%
#   Mid-America Apartment Communities, Inc........   376,394     25,869,560            0.6%
#   National Retail Properties, Inc............... 1,021,448     40,531,057            0.9%
#   Omega Healthcare Investors, Inc............... 1,005,858     33,062,552            0.7%
    Piedmont Office Realty Trust, Inc. Class A.... 1,492,632     30,628,809            0.7%
#   Post Properties, Inc..........................   490,262     24,233,651            0.5%
#   Prologis, Inc................................. 4,165,220    174,730,979            3.8%
#   Public Storage................................ 1,315,495    217,056,675            4.7%
#   Realty Income Corp............................ 1,452,697     74,043,966            1.6%
#   Regency Centers Corp..........................   806,772     45,388,993            1.0%
#   Senior Housing Properties Trust............... 1,660,758     47,215,350            1.0%
#   Simon Property Group, Inc..................... 2,731,455    486,390,192           10.5%
#   SL Green Realty Corp..........................   821,410     74,501,887            1.6%
#   Tanger Factory Outlet Centers.................   844,545     31,349,510            0.7%
#   Taubman Centers, Inc..........................   562,976     48,140,078            1.0%
#   UDR, Inc...................................... 2,242,916     55,130,875            1.2%
#   Ventas, Inc................................... 2,582,823    205,670,196            4.4%
    Vornado Realty Trust.......................... 1,512,590    132,442,380            2.8%
#   Weingarten Realty Investors................... 1,047,119     35,675,344            0.8%
    Other Securities..............................              657,982,496           14.2%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            4,631,732,295           99.6%
                                                             --------------           -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves. 23,600,975 $   23,600,975            0.5%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund............. 40,723,526    471,171,199           10.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,410,560,413)........................              $5,126,504,469          110.2%
                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $4,631,732,295           --   --    $4,631,732,295
Temporary Cash Investments......     23,600,975           --   --        23,600,975
Securities Lending Collateral...             -- $471,171,199   --       471,171,199
                                 -------------- ------------   --    --------------
TOTAL........................... $4,655,333,270 $471,171,199   --    $5,126,504,469
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (86.6%)
AUSTRALIA -- (7.3%)
    Australia & New Zealand Banking Group, Ltd.. 500,458 $ 16,538,746            0.7%
    BHP Billiton, Ltd........................... 420,944   14,151,700            0.6%
    Commonwealth Bank of Australia.............. 292,747   22,313,429            0.9%
#   National Australia Bank, Ltd................ 462,384   16,316,553            0.7%
    Wesfarmers, Ltd............................. 189,991    8,547,373            0.4%
    Westpac Banking Corp........................ 504,113   17,684,297            0.7%
    Woolworths, Ltd............................. 222,524    8,404,562            0.4%
    Other Securities............................           99,621,571            3.9%
                                                         ------------           -----
TOTAL AUSTRALIA.................................          203,578,231            8.3%
                                                         ------------           -----
AUSTRIA -- (0.2%)
    Other Securities............................            6,398,118            0.3%
                                                         ------------           -----
BELGIUM -- (0.9%)
#   Anheuser-Busch InBev NV..................... 113,052   10,860,966            0.4%
    Other Securities............................           14,141,537            0.6%
                                                         ------------           -----
TOTAL BELGIUM...................................           25,002,503            1.0%
                                                         ------------           -----
CANADA -- (8.7%)
    Bank of Nova Scotia......................... 199,837   11,522,687            0.5%
#   Royal Bank of Canada........................ 243,989   14,719,987            0.6%
    Suncor Energy, Inc.......................... 279,079    8,701,049            0.4%
    Toronto-Dominion Bank (The)................. 160,784   13,180,952            0.6%
    Other Securities............................          195,058,674            7.9%
                                                         ------------           -----
TOTAL CANADA....................................          243,183,349           10.0%
                                                         ------------           -----
DENMARK -- (1.0%)
    Other Securities............................           28,219,489            1.2%
                                                         ------------           -----
FINLAND -- (0.6%)
    Other Securities............................           17,470,494            0.7%
                                                         ------------           -----
FRANCE -- (7.3%)
    BNP Paribas SA.............................. 193,757   10,803,483            0.5%
    L'Oreal SA..................................  45,086    8,047,433            0.3%
    Sanofi...................................... 165,428   17,885,336            0.7%
    Total SA.................................... 234,515   11,804,793            0.5%
    Other Securities............................          154,127,915            6.3%
                                                         ------------           -----
TOTAL FRANCE....................................          202,668,960            8.3%
                                                         ------------           -----
GERMANY -- (6.2%)
    Allianz SE..................................  62,963    9,313,520            0.4%
#   BASF SE..................................... 153,846   14,401,919            0.6%
#   Bayer AG.................................... 111,074   11,612,392            0.5%
    Daimler AG.................................. 181,449   10,060,449            0.4%
    SAP AG...................................... 127,132   10,135,209            0.4%
    Siemens AG..................................  79,520    8,308,807            0.3%
    Other Securities............................          109,200,924            4.5%
                                                         ------------           -----
TOTAL GERMANY...................................          173,033,220            7.1%
                                                         ------------           -----
GREECE -- (0.0%)
    Other Securities............................         $    575,927            0.0%
                                                         ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,032,400 $  9,041,043            0.4%
    Other Securities.........................             60,160,172            2.4%
                                                        ------------           -----
TOTAL HONG KONG..............................             69,201,215            2.8%
                                                        ------------           -----
IRELAND -- (0.2%)
    Other Securities.........................              6,773,985            0.3%
                                                        ------------           -----
ISRAEL -- (0.4%)
    Other Securities.........................             10,058,272            0.4%
                                                        ------------           -----
ITALY -- (1.5%)
    Other Securities.........................             42,686,772            1.7%
                                                        ------------           -----
JAPAN -- (17.0%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,870,982            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   235,240   11,119,165            0.5%
    Toyota Motor Corp........................   305,800   17,747,965            0.7%
#   Toyota Motor Corp. Sponsored ADR.........    85,613    9,956,792            0.4%
    Other Securities.........................            426,149,864           17.4%
                                                        ------------           -----
TOTAL JAPAN..................................            474,844,768           19.4%
                                                        ------------           -----
NETHERLANDS -- (1.8%)
    Unilever NV..............................   242,733   10,343,179            0.4%
    Other Securities.........................             40,082,361            1.7%
                                                        ------------           -----
TOTAL NETHERLANDS............................             50,425,540            2.1%
                                                        ------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,347,543            0.1%
                                                        ------------           -----
NORWAY -- (0.8%)
    Other Securities.........................             23,704,773            1.0%
                                                        ------------           -----
PORTUGAL -- (0.2%)
    Other Securities.........................              4,299,050            0.2%
                                                        ------------           -----
SINGAPORE -- (1.4%)
    Other Securities.........................             38,046,883            1.6%
                                                        ------------           -----
SPAIN -- (2.3%)
    Banco Santander SA....................... 1,167,590    8,431,806            0.4%
    Other Securities.........................             55,428,115            2.2%
                                                        ------------           -----
TOTAL SPAIN..................................             63,859,921            2.6%
                                                        ------------           -----
SWEDEN -- (2.6%)
    Other Securities.........................             71,261,869            2.9%
                                                        ------------           -----
SWITZERLAND -- (7.1%)
    Nestle SA................................   563,769   40,203,744            1.7%
    Novartis AG..............................   260,874   19,311,868            0.8%
    Novartis AG ADR..........................   164,130   12,106,229            0.5%
    Roche Holding AG.........................   125,034   31,301,060            1.3%
    UBS AG...................................   640,816   11,431,139            0.5%
    Zurich Insurance Group AG................    32,332    9,034,906            0.4%
    Other Securities.........................             76,284,259            3.0%
                                                        ------------           -----
TOTAL SWITZERLAND............................            199,673,205            8.2%
                                                        ------------           -----
UNITED KINGDOM -- (16.5%)
    BG Group P.L.C...........................   490,585    8,281,730            0.3%
    BP P.L.C. Sponsored ADR..................   539,860   23,537,896            1.0%
    British American Tobacco P.L.C...........   285,586   15,831,522            0.6%
    Diageo P.L.C. Sponsored ADR..............    67,354    8,230,659            0.3%
    GlaxoSmithKline P.L.C....................   528,451   13,634,813            0.6%
#   GlaxoSmithKline P.L.C. Sponsored ADR.....   166,094    8,577,094            0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
UNITED KINGDOM -- (Continued)
      HSBC Holdings P.L.C............................................   1,623,467 $   17,780,190            0.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............................     395,734     21,709,966            0.9%
      Reckitt Benckiser Group P.L.C..................................     116,476      8,502,852            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,377,849            1.1%
      SABMiller P.L.C................................................     174,605      9,421,205            0.4%
      Standard Chartered P.L.C.......................................     439,931     11,071,919            0.5%
      Tesco P.L.C....................................................   1,490,002      8,475,104            0.3%
      Vodafone Group P.L.C...........................................   2,847,359      8,688,131            0.4%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     18,801,654            0.8%
      Other Securities...............................................                251,746,398           10.3%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                461,668,982           18.9%
                                                                                  --------------          ------
UNITED STATES -- (0.0%)
      Other Securities...............................................                    280,498            0.0%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,419,263,567           99.1%
                                                                                  --------------          ------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,512,943            0.1%
                                                                                  --------------          ------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
      Other Securities...............................................                    219,886            0.0%
                                                                                  --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                    248,332            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    468,218            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund.................................  32,152,118    372,000,000           15.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $418,203 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $427,421) to be repurchased at
       $419,042...................................................... $       419        419,040            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                372,419,040           15.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,338,521,445)............................................               $2,793,663,768          114.4%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,560,611 $  196,017,620   --    $  203,578,231
  Austria.....................       32,760      6,365,358   --         6,398,118
  Belgium.....................    3,271,730     21,730,773   --        25,002,503
  Canada......................  243,183,349             --   --       243,183,349
  Denmark.....................    4,509,187     23,710,302   --        28,219,489
  Finland.....................      954,444     16,516,050   --        17,470,494
  France......................   16,532,946    186,136,014   --       202,668,960
  Germany.....................   26,114,966    146,918,254   --       173,033,220
  Greece......................           --        575,927   --           575,927
  Hong Kong...................           --     69,201,215   --        69,201,215
  Ireland.....................    1,913,058      4,860,927   --         6,773,985
  Israel......................    5,036,730      5,021,542   --        10,058,272
  Italy.......................    5,845,964     36,840,808   --        42,686,772
  Japan.......................   40,628,291    434,216,477   --       474,844,768
  Netherlands.................    5,300,665     45,124,875   --        50,425,540
  New Zealand.................           --      2,347,543   --         2,347,543
  Norway......................    1,566,805     22,137,968   --        23,704,773
  Portugal....................      106,372      4,192,678   --         4,299,050
  Singapore...................           --     38,046,883   --        38,046,883
  Spain.......................   18,926,633     44,933,288   --        63,859,921
  Sweden......................    1,079,570     70,182,299   --        71,261,869
  Switzerland.................   23,527,289    176,145,916   --       199,673,205
  United Kingdom..............  158,479,220    303,189,762   --       461,668,982
  United States...............      280,498             --   --           280,498
Preferred Stocks
  Germany.....................           --      1,512,943   --         1,512,943
Rights/Warrants
  Netherlands.................           --        219,886   --           219,886
  Spain.......................           --        248,332   --           248,332
Securities Lending Collateral.           --    372,419,040   --       372,419,040
                               ------------ --------------   --    --------------
TOTAL......................... $564,851,088 $2,228,812,680   --    $2,793,663,768
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (86.1%)
AUSTRALIA -- (6.3%)
    Australia & New Zealand Banking Group, Ltd..   972,400 $ 32,135,117            0.4%
    Commonwealth Bank of Australia..............   291,226   22,197,496            0.3%
#   National Australia Bank, Ltd................ 1,075,691   37,958,860            0.5%
    Suncorp Group, Ltd.......................... 1,243,956   16,753,961            0.2%
    Wesfarmers, Ltd.............................   509,296   22,912,364            0.3%
    Westpac Banking Corp........................   832,771   29,213,630            0.4%
    Other Securities............................            417,411,564            5.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            578,582,992            7.3%
                                                           ------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................             38,910,198            0.5%
                                                           ------------            ----

BELGIUM -- (1.0%)
    Other Securities............................             90,657,468            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Bank of Montreal............................   273,400   17,148,390            0.2%
#   Royal Bank of Canada........................   326,040   19,670,168            0.3%
    Suncor Energy, Inc..........................   654,429   20,403,607            0.3%
    Toronto-Dominion Bank (The).................   350,772   28,756,027            0.4%
    Other Securities............................            631,242,236            7.9%
                                                           ------------            ----
TOTAL CANADA....................................            717,220,428            9.1%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                682,563            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                 13,661            0.0%
                                                           ------------            ----

DENMARK -- (1.0%)
    Other Securities............................             86,541,097            1.1%
                                                           ------------            ----
FINLAND -- (1.3%)...............................
    Other Securities............................            113,988,028            1.4%
                                                           ------------            ----

FRANCE -- (6.2%)
    BNP Paribas SA..............................   500,741   27,920,262            0.4%
    Sanofi......................................   147,180   15,912,443            0.2%
    Sanofi ADR..................................   562,231   29,995,024            0.4%
*   Societe Generale SA.........................   601,863   21,863,864            0.3%
    Total SA Sponsored ADR......................   595,142   29,899,934            0.4%
    Other Securities............................            442,185,190            5.5%
                                                           ------------            ----
TOTAL FRANCE....................................            567,776,717            7.2%
                                                           ------------            ----

GERMANY -- (5.1%)
    Allianz SE..................................   137,629   20,358,153            0.3%
    Daimler AG..................................   469,210   26,015,371            0.3%
#   Muenchener Rueckversicherungs AG............    92,638   18,555,974            0.2%
#   Siemens AG Sponsored ADR....................   200,444   20,948,402            0.3%
    Other Securities............................            381,750,080            4.8%
                                                           ------------            ----
TOTAL GERMANY...................................            467,627,980            5.9%
                                                           ------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------

GREECE -- (0.2%)
    Other Securities......................            $   20,568,346            0.3%
                                                      --------------           -----

HONG KONG -- (2.3%)
    Other Securities......................               212,526,628            2.7%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                44,486,764            0.6%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                45,342,666            0.6%
                                                      --------------           -----

ITALY -- (1.9%)
    Other Securities......................               169,031,134            2.1%
                                                      --------------           -----

JAPAN -- (18.8%)
#   Honda Motor Co., Ltd. Sponsored ADR...    417,161     16,678,097            0.2%
    Mitsubishi UFJ Financial Group, Inc...  4,596,200     31,184,479            0.4%
    Mizuho Financial Group, Inc........... 10,641,060     23,415,192            0.3%
    Sumitomo Mitsui Financial Group, Inc..    664,070     31,388,811            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     41,971,740            0.6%
    Other Securities......................             1,574,103,449           19.8%
                                                      --------------           -----
TOTAL JAPAN...............................             1,718,741,768           21.7%
                                                      --------------           -----

NETHERLANDS -- (2.1%)
    Koninklijke Philips Electronics NV....    573,294     15,867,651            0.2%
    Other Securities......................               176,107,529            2.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               191,975,180            2.4%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                21,504,707            0.3%
                                                      --------------           -----

NORWAY -- (1.0%)
    Other Securities......................                88,554,387            1.1%
                                                      --------------           -----

POLAND -- (0.0%)
    Other Securities......................                    38,194            0.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                26,374,756            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   388,092            0.0%
                                                      --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................               127,937,279            1.6%
                                                      --------------           -----

SPAIN -- (1.9%)
    Banco Santander SA....................  2,981,742     21,532,789            0.3%
#   Banco Santander SA Sponsored ADR......  2,229,277     16,162,258            0.2%
    Other Securities......................               138,497,929            1.7%
                                                      --------------           -----
TOTAL SPAIN...............................               176,192,976            2.2%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Other Securities......................               253,660,357            3.2%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (6.3%)
    ABB, Ltd............................  1,158,384 $   26,268,562            0.3%
    Credit Suisse Group AG..............    733,039     20,357,249            0.3%
    Holcim, Ltd.........................    208,137     16,235,724            0.2%
    Nestle SA...........................    587,284     41,880,656            0.5%
#   Novartis AG ADR.....................    818,651     60,383,698            0.8%
    Roche Holding AG....................     81,978     20,522,404            0.3%
    Swiss Re AG.........................    345,927     27,529,420            0.4%
    UBS AG..............................  1,749,489     31,208,104            0.4%
    Zurich Insurance Group AG...........    145,954     40,785,621            0.5%
    Other Securities....................               286,091,352            3.5%
                                                    --------------           -----
TOTAL SWITZERLAND.......................               571,262,790            7.2%
                                                    --------------           -----

UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C................    763,241     18,661,816            0.2%
#   AstraZeneca P.L.C. Sponsored ADR....    424,722     22,051,566            0.3%
#   Barclays P.L.C. Sponsored ADR.......  1,811,137     32,564,243            0.4%
    BG Group P.L.C......................    933,234     15,754,237            0.2%
#   BHP Billiton P.L.C. ADR.............    286,867     16,216,592            0.2%
    BP P.L.C. Sponsored ADR.............  1,562,643     68,131,232            0.9%
    HSBC Holdings P.L.C. Sponsored ADR..  1,761,750     96,649,601            1.2%
*   Lloyds Banking Group P.L.C.......... 23,313,762     19,804,874            0.3%
#   Prudential P.L.C. ADR...............    651,676     22,508,889            0.3%
#   Rio Tinto P.L.C. Sponsored ADR......    458,818     21,133,157            0.3%
#   Royal Dutch Shell P.L.C. ADR........  1,430,280     99,819,241            1.3%
    Standard Chartered P.L.C............  1,125,564     28,327,517            0.4%
    Tesco P.L.C.........................  3,732,880     21,232,553            0.3%
    Vodafone Group P.L.C. Sponsored ADR.  2,394,771     73,256,045            0.9%
    Other Securities....................               964,017,666           12.0%
                                                    --------------           -----
TOTAL UNITED KINGDOM....................             1,520,129,229           19.2%
                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities....................                 3,494,631            0.0%
                                                    --------------           -----
TOTAL COMMON STOCKS.....................             7,854,211,016           99.2%
                                                    --------------           -----

PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Other Securities....................                 4,378,796            0.1%
                                                    --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities....................                     8,616            0.0%
                                                    --------------           -----
TOTAL PREFERRED STOCKS..................                 4,387,412            0.1%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
    Other Securities....................                     1,483            0.0%
                                                    --------------           -----

BELGIUM -- (0.0%)
    Other Securities....................                        --            0.0%
                                                    --------------           -----

CANADA -- (0.0%)
    Other Securities....................                       574            0.0%
                                                    --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                     Shares        Value++     of Net Assets**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................              $           --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities............................................                      11,543            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities............................................                         825            0.0%
                                                                                --------------          ------

NETHERLANDS -- (0.0%)
      Other Securities............................................                     242,608            0.0%
                                                                                --------------          ------

NORWAY -- (0.0%)
      Other Securities............................................                       3,770            0.0%
                                                                                --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     646,821            0.0%
                                                                                --------------          ------

SWITZERLAND -- (0.0%)
      Other Securities............................................                      53,406            0.0%
                                                                                --------------          ------

UNITED STATES -- (0.0%)
      Other Securities............................................                          --            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     961,030            0.0%
                                                                                --------------          ------

                                                                     Shares/
                                                                      Face
                                                                     Amount        Value+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@  DFA Short Term Investment Fund..............................  108,038,029  1,250,000,000           15.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $9,993,202 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $10,213,462) to be repurchased at
       $10,013,243................................................ $     10,013     10,013,198            0.1%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,260,013,198           15.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,484,144,476).........................................                $9,119,572,656          115.2%
                                                                                ==============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   26,872,133 $  551,710,859   --    $  578,582,992
  Austria.....................         57,330     38,852,868   --        38,910,198
  Belgium.....................     10,418,860     80,238,608   --        90,657,468
  Canada......................    717,159,305         61,123   --       717,220,428
  China.......................        110,466        572,097   --           682,563
  Colombia....................         13,661             --   --            13,661
  Denmark.....................      4,501,062     82,040,035   --        86,541,097
  Finland.....................      2,652,118    111,335,910   --       113,988,028
  France......................     87,552,301    480,224,416   --       567,776,717
  Germany.....................     68,989,039    398,638,941   --       467,627,980
  Greece......................        652,609     19,915,737   --        20,568,346
  Hong Kong...................        223,938    212,302,690   --       212,526,628
  Ireland.....................     12,143,696     32,343,068   --        44,486,764
  Israel......................      8,896,652     36,446,014   --        45,342,666
  Italy.......................     16,578,746    152,452,388   --       169,031,134
  Japan.......................    108,686,969  1,610,054,799   --     1,718,741,768
  Netherlands.................     29,141,065    162,834,115   --       191,975,180
  New Zealand.................        122,698     21,382,009   --        21,504,707
  Norway......................     10,233,572     78,320,815   --        88,554,387
  Poland......................         38,194             --   --            38,194
  Portugal....................        246,957     26,127,799   --        26,374,756
  Russia......................             --        388,092   --           388,092
  Singapore...................         64,766    127,872,513   --       127,937,279
  Spain.......................     35,643,906    140,549,070   --       176,192,976
  Sweden......................      9,281,144    244,379,213   --       253,660,357
  Switzerland.................    102,383,494    468,879,296   --       571,262,790
  United Kingdom..............    551,209,957    968,919,272   --     1,520,129,229
  United States...............      3,494,631             --   --         3,494,631
Preferred Stocks
  Germany.....................             --      4,378,796   --         4,378,796
  United Kingdom..............             --          8,616   --             8,616
Rights/Warrants
  Australia...................             --          1,483   --             1,483
  Belgium.....................             --             --   --                --
  Canada......................             --            574   --               574
  Hong Kong...................             --             --   --                --
  Israel......................             --         11,543   --            11,543
  Italy.......................             --            825   --               825
  Netherlands.................             --        242,608   --           242,608
  Norway......................             --          3,770   --             3,770
  Spain.......................             --        646,821   --           646,821
  Switzerland.................             --         53,406   --            53,406
  United States...............             --             --   --                --
Securities Lending Collateral.             --  1,260,013,198   --     1,260,013,198
                               -------------- --------------   --    --------------
TOTAL......................... $1,807,369,269 $7,312,203,387   --    $9,119,572,656
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                              Value+
                                                          --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company....................... $2,477,075,831
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company.......................  1,742,051,494
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................  1,624,187,471
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company.......................    871,962,341
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................    656,754,574
                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,490,277,913)...............................  7,372,031,711
                                                          --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $6,490,277,913)............................... $7,372,031,711
                                                          ==============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

 -
                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $7,372,031,711   --      --    $7,372,031,711
                                  --------------   --      --    --------------
 TOTAL........................... $7,372,031,711   --      --    $7,372,031,711
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,729,468
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $479,448,060).......................................... $495,729,468
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $270,965,449
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $240,342,368).......................................... $270,965,449
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $33,314,018
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $22,855,044)........................................... $33,314,018
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $115,717,432
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $104,610,031).......................................... $115,717,432
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (84.8%)
 AUSTRALIA -- (22.4%)
 #   CFS Retail Property Trust Group... 11,940,274 $ 27,208,429            1.4%
 #   Commonwealth Property Office Fund. 14,005,138   16,829,733            0.9%
     Dexus Property Group.............. 27,648,805   33,074,781            1.7%
     Federation Centres, Ltd...........  6,849,076   18,462,298            0.9%
     Goodman Group..................... 10,331,700   55,886,587            2.8%
     GPT Group.........................  8,533,209   36,304,932            1.9%
     Investa Office Fund...............  3,511,193   11,941,025            0.6%
 #   Stockland......................... 13,283,337   53,381,870            2.7%
 #   Westfield Group................... 13,180,319  159,431,045            8.1%
     Westfield Retail Trust............ 17,497,530   59,829,262            3.0%
     Other Securities..................              42,539,213            2.1%
                                                   ------------           -----
 TOTAL AUSTRALIA.......................             514,889,175           26.1%
                                                   ------------           -----
 BELGIUM -- (1.2%)
 #   Cofinimmo.........................     93,248   11,223,534            0.6%
     Other Securities..................              16,652,407            0.8%
                                                   ------------           -----
 TOTAL BELGIUM.........................              27,875,941            1.4%
                                                   ------------           -----
 CANADA -- (6.0%)
 #   Boardwalk REIT....................    140,236    9,169,036            0.5%
     Calloway REIT.....................    341,635   10,244,472            0.5%
     Canadian REIT.....................    204,194    9,661,946            0.5%
     Dundee REIT Class A...............    286,663   10,530,942            0.5%
 #   H&R REIT..........................    679,897   16,703,019            0.9%
 #   RioCan REIT.......................    876,636   25,678,226            1.3%
     Other Securities..................              56,265,718            2.8%
                                                   ------------           -----
 TOTAL CANADA..........................             138,253,359            7.0%
                                                   ------------           -----
 CHINA -- (0.2%)
     Other Securities..................               5,557,402            0.3%
                                                   ------------           -----
 FRANCE -- (3.3%)
 #   Fonciere Des Regions..............    147,675   11,782,646            0.6%
 #   Gecina SA.........................    124,602   15,014,694            0.8%
 #   ICADE.............................    133,009   12,295,517            0.6%
     Klepierre.........................    548,497   23,275,575            1.2%
     Other Securities..................              13,219,919            0.6%
                                                   ------------           -----
 TOTAL FRANCE..........................              75,588,351            3.8%
                                                   ------------           -----
 GERMANY -- (0.3%)
     Other Securities..................               7,291,148            0.4%
                                                   ------------           -----
 GREECE -- (0.0%)
     Other Securities..................                 482,139            0.0%
                                                   ------------           -----
 HONG KONG -- (4.0%)
     Link REIT (The)................... 13,650,583   77,030,214            3.9%
     Other Securities..................              14,798,825            0.8%
                                                   ------------           -----
 TOTAL HONG KONG.......................              91,829,039            4.7%
                                                   ------------           -----
 ISRAEL -- (0.1%)
     Other Securities..................               2,795,940            0.1%
                                                   ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
ITALY -- (0.2%)
    Other Securities......................            $  4,818,455            0.2%
                                                      ------------           -----
JAPAN -- (15.9%)
#   Advance Residence Investment Corp.....      7,394   17,719,070            0.9%
#   Frontier Real Estate Investment Corp..      1,371   14,059,135            0.7%
#   Japan Logistics Fund, Inc.............        887    9,621,993            0.5%
#   Japan Prime Realty Investment Corp....      4,740   17,418,265            0.9%
#   Japan Real Estate Investment Corp.....      3,641   48,910,443            2.5%
#   Japan Retail Fund Investment Corp.....     12,918   30,621,784            1.6%
#   Mori Trust Sogo Reit, Inc.............      1,062   10,340,547            0.5%
#   Nippon Accommodations Fund, Inc.......      1,197    9,304,266            0.5%
#   Nippon Building Fund, Inc.............      4,228   60,918,439            3.1%
#   Nomura Real Estate Office Fund, Inc...      1,709   10,919,629            0.5%
    Orix JREIT, Inc.......................      8,817   11,935,824            0.6%
#   United Urban Investment Corp..........     13,933   22,954,668            1.2%
    Other Securities......................             102,034,424            5.1%
                                                      ------------           -----
TOTAL JAPAN...............................             366,758,487           18.6%
                                                      ------------           -----
MALAYSIA -- (0.4%)
    Other Securities......................               8,245,008            0.4%
                                                      ------------           -----
MEXICO -- (0.8%)
    Fibra Uno Administracion S.A. de C.V..  4,502,733   17,302,943            0.9%
                                                      ------------           -----
NETHERLANDS -- (8.1%)
#   Corio NV..............................    398,635   18,462,200            0.9%
    Unibail-Rodamco SE....................    550,605  143,936,222            7.3%
    Other Securities......................              24,508,999            1.3%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             186,907,421            9.5%
                                                      ------------           -----
NEW ZEALAND -- (0.6%)
    Other Securities......................              13,570,997            0.7%
                                                      ------------           -----
SINGAPORE -- (7.9%)
    Ascendas REIT......................... 11,813,000   26,449,812            1.4%
#   CapitaCommercial Trust................ 12,234,000   17,034,412            0.9%
    CapitaMall Trust...................... 15,021,300   28,323,486            1.4%
    Suntec REIT........................... 12,453,000   19,690,127            1.0%
    Other Securities......................              90,032,438            4.5%
                                                      ------------           -----
TOTAL SINGAPORE...........................             181,530,275            9.2%
                                                      ------------           -----
SOUTH AFRICA -- (1.2%)
    Capital Property Fund.................  7,569,484    9,952,737            0.5%
    Other Securities......................              16,928,470            0.9%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................              26,881,207            1.4%
                                                      ------------           -----
TAIWAN -- (0.6%)
    Other Securities......................              13,017,043            0.7%
                                                      ------------           -----
TURKEY -- (0.6%)
    Other Securities......................              14,773,176            0.8%
                                                      ------------           -----
UNITED KINGDOM -- (11.0%)
    British Land Co. P.L.C................  5,184,620   47,960,332            2.4%
    Derwent London P.L.C..................    536,276   19,241,703            1.0%
    Great Portland Estates P.L.C..........  2,038,188   16,860,786            0.9%
    Hammerson P.L.C.......................  4,275,995   34,551,955            1.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
UNITED KINGDOM -- (Continued)
      Intu Properties P.L.C..........................................  3,443,362 $   18,339,186            0.9%
      Land Securities Group P.L.C....................................  4,698,591     63,828,932            3.3%
      Segro P.L.C....................................................  4,287,510     17,753,936            0.9%
      Shaftesbury P.L.C..............................................  1,431,375     13,517,105            0.7%
      Other Securities...............................................                21,335,354            1.0%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................               253,389,289           12.9%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             1,951,756,795           99.1%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)

SOUTH AFRICA -- (0.0%)
      Other Securities...............................................                    15,978            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................. 30,337,079    351,000,000           17.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $184,603 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $188,671) to be repurchased at
       $184,973......................................................       $185        184,972            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               351,184,972           17.8%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,902,875,464)............................................              $2,302,957,745          116.9%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  514,889,175   --    $  514,889,175
  Belgium.....................           --     27,875,941   --        27,875,941
  Canada...................... $138,253,359             --   --       138,253,359
  China.......................           --      5,557,402   --         5,557,402
  France......................           --     75,588,351   --        75,588,351
  Germany.....................           --      7,291,148   --         7,291,148
  Greece......................           --        482,139   --           482,139
  Hong Kong...................           --     91,829,039   --        91,829,039
  Israel......................           --      2,795,940   --         2,795,940
  Italy.......................           --      4,818,455   --         4,818,455
  Japan.......................           --    366,758,487   --       366,758,487
  Malaysia....................           --      8,245,008   --         8,245,008
  Mexico......................   17,302,943             --   --        17,302,943
  Netherlands.................  143,936,222     42,971,199   --       186,907,421
  New Zealand.................           --     13,570,997   --        13,570,997
  Singapore...................           --    181,530,275   --       181,530,275
  South Africa................           --     26,881,207   --        26,881,207
  Taiwan......................           --     13,017,043   --        13,017,043
  Turkey......................           --     14,773,176   --        14,773,176
  United Kingdom..............           --    253,389,289   --       253,389,289
Rights/Warrants
  South Africa................           --         15,978   --            15,978
Securities Lending Collateral.           --    351,184,972   --       351,184,972
                               ------------ --------------   --    --------------
TOTAL......................... $299,492,524 $2,003,465,221   --    $2,302,957,745
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                               Shares        Value+
                                                             ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc...........................  34,528,858 $1,042,426,231
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 117,847,453    682,336,755
                                                                         --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $1,248,552,266)........................              1,724,762,986
                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves (Cost $3,473,170)   3,473,170      3,473,170
                                                                         --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $1,252,025,436)......             $1,728,236,156
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,724,762,986   --      --    $1,724,762,986
 Temporary Cash Investments......      3,473,170   --      --         3,473,170
                                  --------------   --      --    --------------
 TOTAL........................... $1,728,236,156   --      --    $1,728,236,156
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                Percentage
                                        Shares     Value++    of Net Assets**
                                        ------     -------    ---------------
  COMMON STOCKS -- (87.5%)
  AUSTRALIA -- (5.8%)
  *   BlueScope Steel, Ltd...........  7,748,619 $ 39,899,388            0.4%
  #   Primary Health Care, Ltd....... 10,254,873   56,046,181            0.6%
      Other Securities...............             560,630,475            5.6%
                                                 ------------            ----
  TOTAL AUSTRALIA....................             656,576,044            6.6%
                                                 ------------            ----

  AUSTRIA -- (0.7%)
      Other Securities...............              76,429,535            0.8%
                                                 ------------            ----

  BELGIUM -- (0.7%)
      Other Securities...............              83,960,254            0.8%
                                                 ------------            ----

  CANADA -- (8.4%)
  *   Canfor Corp....................  2,457,506   51,323,566            0.5%
  #*  Celestica, Inc.................  4,577,603   39,530,643            0.4%
      Dorel Industries, Inc. Class B.    842,000   36,356,147            0.4%
      Sherritt International Corp....  7,426,939   34,722,202            0.4%
      West Fraser Timber Co., Ltd....    655,379   57,220,842            0.6%
      Other Securities...............             729,406,222            7.2%
                                                 ------------            ----
  TOTAL CANADA.......................             948,559,622            9.5%
                                                 ------------            ----

  CHINA -- (0.0%)
      Other Securities...............               2,445,750            0.0%
                                                 ------------            ----

  COLOMBIA -- (0.0%)
      Other Securities...............                  98,239            0.0%
                                                 ------------            ----

  DENMARK -- (0.8%)
      Other Securities...............              93,597,363            0.9%
                                                 ------------            ----

  FINLAND -- (2.1%)
  #   Huhtamaki Oyj..................  1,888,609   35,402,884            0.4%
      Pohjola Bank P.L.C. Class A....  2,606,249   44,366,834            0.5%
      Other Securities...............             158,711,077            1.5%
                                                 ------------            ----
  TOTAL FINLAND......................             238,480,795            2.4%
                                                 ------------            ----

  FRANCE -- (3.0%)
      Other Securities...............             335,331,261            3.3%
                                                 ------------            ----

  GERMANY -- (4.3%)
      Aurubis AG.....................  1,045,010   65,926,603            0.7%
  #   Bilfinger SE...................    536,449   53,842,934            0.5%
  #*  TUI AG.........................  3,402,355   36,130,570            0.4%
      Other Securities...............             331,207,607            3.3%
                                                 ------------            ----
  TOTAL GERMANY......................             487,107,714            4.9%
                                                 ------------            ----

  GREECE -- (0.2%)
      Other Securities...............              18,712,784            0.2%
                                                 ------------            ----

  HONG KONG -- (2.2%)
      Other Securities...............             253,295,780            2.5%
                                                 ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------

 IRELAND -- (0.4%)
     Other Securities...............            $   47,057,838            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                79,706,401            0.8%
                                                --------------           -----

 ITALY -- (2.5%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,150,846            0.5%
 *   Banco Popolare................. 39,619,058     57,232,381            0.6%
     Other Securities...............               173,403,418            1.7%
                                                --------------           -----
 TOTAL ITALY........................               282,786,645            2.8%
                                                --------------           -----

 JAPAN -- (21.8%)
     Aoyama Trading Co., Ltd........  1,396,199     41,780,501            0.4%
     Fujikura, Ltd..................  9,669,000     36,233,328            0.4%
 #   Kawasaki Kisen Kaisha, Ltd..... 17,701,194     38,948,563            0.4%
     San-In Godo Bank, Ltd. (The)...  4,083,900     34,830,489            0.4%
     Other Securities...............             2,319,826,614           23.1%
                                                --------------           -----
 TOTAL JAPAN........................             2,471,619,495           24.7%
                                                --------------           -----

 NETHERLANDS -- (1.5%)
     Delta Lloyd NV.................  2,295,384     44,136,359            0.5%
     Other Securities...............               121,110,842            1.2%
                                                --------------           -----
 TOTAL NETHERLANDS..................               165,247,201            1.7%
                                                --------------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities...............                39,810,592            0.4%
                                                --------------           -----

 NORWAY -- (0.8%)
     Other Securities...............                94,320,128            0.9%
                                                --------------           -----

 POLAND -- (0.0%)
     Other Securities...............                   312,174            0.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                37,495,780            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 9,255,097            0.1%
                                                --------------           -----

 SINGAPORE -- (1.7%)
     Other Securities...............               194,099,191            1.9%
                                                --------------           -----

 SPAIN -- (1.4%)
     Other Securities...............               159,345,125            1.6%
                                                --------------           -----

 SWEDEN -- (3.1%)
 #   BillerudKorsnas AB.............  3,506,767     34,807,430            0.4%
 #   Holmen AB Class B..............  1,385,639     38,839,175            0.4%
 #   Trelleborg AB Class B..........  6,786,568    101,046,379            1.0%
     Other Securities...............               176,583,842            1.7%
                                                --------------           -----
 TOTAL SWEDEN.......................               351,276,826            3.5%
                                                --------------           -----

 SWITZERLAND -- (4.2%)
     Clariant AG....................  3,169,797     46,375,719            0.5%
     GAM Holding AG.................  1,995,299     35,286,713            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
SWITZERLAND -- (Continued)
    Helvetia Holding AG..................    120,995 $   50,761,635            0.5%
    Swiss Life Holding AG................    359,888     57,014,854            0.6%
    Other Securities.....................               282,429,187            2.7%
                                                     --------------           -----
TOTAL SWITZERLAND........................               471,868,108            4.7%
                                                     --------------           -----

UNITED KINGDOM -- (20.4%)
    Amlin P.L.C.......................... 11,024,189     72,716,511            0.7%
    Ashtead Group P.L.C.................. 11,493,515    105,113,361            1.1%
*   Barratt Developments P.L.C........... 23,445,340    113,494,573            1.1%
    Beazley P.L.C........................ 12,470,827     43,565,682            0.4%
    Bellway P.L.C........................  3,448,205     72,128,835            0.7%
    Bodycote P.L.C.......................  5,109,442     41,166,775            0.4%
    Bovis Homes Group P.L.C..............  3,855,116     46,000,546            0.5%
    Catlin Group, Ltd....................  9,072,341     74,162,530            0.8%
    CSR P.L.C............................  4,886,688     37,471,349            0.4%
#*  Dixons Retail P.L.C.................. 78,168,061     42,764,463            0.4%
    DS Smith P.L.C....................... 15,499,530     56,312,190            0.6%
    easyJet P.L.C........................  4,026,670     70,021,729            0.7%
    Greene King P.L.C....................  4,908,532     55,476,171            0.6%
    Hiscox, Ltd..........................  9,603,622     83,710,188            0.8%
#   Home Retail Group P.L.C.............. 17,508,245     42,401,436            0.4%
    Inchcape P.L.C.......................  8,776,728     68,420,864            0.7%
    Meggitt P.L.C........................  5,167,155     37,659,094            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561     42,354,200            0.4%
    Mondi P.L.C..........................  7,456,121     99,087,976            1.0%
    Persimmon P.L.C......................  7,739,467    130,012,911            1.3%
    SIG P.L.C............................ 14,122,480     35,595,134            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760    110,099,317            1.1%
*   Thomas Cook Group P.L.C.............. 19,575,023     39,367,820            0.4%
    Travis Perkins P.L.C.................  5,306,411    118,400,604            1.2%
    Other Securities.....................               679,630,562            6.7%
                                                     --------------           -----
TOTAL UNITED KINGDOM.....................             2,317,134,821           23.2%
                                                     --------------           -----
TOTAL COMMON STOCKS......................             9,915,930,563           99.1%
                                                     --------------           -----

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities.....................                       147            0.0%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                       297            0.0%
                                                     --------------           -----

BELGIUM -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                   140,681            0.0%
                                                     --------------           -----

NORWAY -- (0.0%)
    Other Securities.....................                       914            0.0%
                                                     --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                     Shares         Value++     of Net Assets**
                                                                     ------         -------     ---------------

SWITZERLAND -- (0.0%)
      Other Securities............................................              $       473,326            0.0%
                                                                                ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                      615,218            0.0%
                                                                                ---------------          ------

                                                                     Shares/
                                                                      Face
                                                                     Amount         Value+
                                                                     -------        ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..............................  122,126,188   1,413,000,000           14.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $9,510,021 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $9,719,631) to be repurchased at
       $9,529,092................................................. $      9,529       9,529,050            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,422,529,050           14.2%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,604,711,148)........................................                $11,339,074,978          113.3%
                                                                                ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia...................           -- $   656,576,044   --    $   656,576,044
  Austria..................... $    150,764      76,278,771   --         76,429,535
  Belgium.....................        3,318      83,956,936   --         83,960,254
  Canada......................  947,681,153         878,469   --        948,559,622
  China.......................      996,892       1,448,858   --          2,445,750
  Colombia....................       98,239              --   --             98,239
  Denmark.....................           --      93,597,363   --         93,597,363
  Finland.....................        3,986     238,476,809   --        238,480,795
  France......................    1,018,187     334,313,074   --        335,331,261
  Germany.....................      149,534     486,958,180   --        487,107,714
  Greece......................      154,310      18,558,474   --         18,712,784
  Hong Kong...................      688,622     252,607,158   --        253,295,780
  Ireland.....................           --      47,057,838   --         47,057,838
  Israel......................           --      79,706,401   --         79,706,401
  Italy.......................           --     282,786,645   --        282,786,645
  Japan.......................           --   2,471,619,495   --      2,471,619,495
  Netherlands.................           --     165,247,201   --        165,247,201
  New Zealand.................           --      39,810,592   --         39,810,592
  Norway......................           --      94,320,128   --         94,320,128
  Poland......................      312,174              --   --            312,174
  Portugal....................           --      37,495,780   --         37,495,780
  Russia......................           --       9,255,097   --          9,255,097
  Singapore...................      212,239     193,886,952   --        194,099,191
  Spain.......................   14,443,006     144,902,119   --        159,345,125
  Sweden......................    1,179,724     350,097,102   --        351,276,826
  Switzerland.................           --     471,868,108   --        471,868,108
  United Kingdom..............      187,105   2,316,947,716   --      2,317,134,821
Preferred Stocks..............
  United Kingdom..............           --             147   --                147
Rights/Warrants...............
  Australia...................           --             297   --                297
  Belgium.....................           --              --   --                 --
  Hong Kong...................           --              --   --                 --
  Israel......................           --         140,681   --            140,681
  Norway......................           --             914   --                914
  Switzerland.................           --         473,326   --            473,326
Securities Lending Collateral.           --   1,422,529,050   --      1,422,529,050
                               ------------ ---------------   --    ---------------
TOTAL......................... $967,279,253 $10,371,795,725   --    $11,339,074,978
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                    Percentage
                                              Shares    Value++   of Net Assets**
                                              ------    -------   ---------------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (6.3%)
    Macquarie Group, Ltd.....................  36,077 $ 1,467,674            0.2%
#   National Australia Bank, Ltd.............  55,765   1,967,829            0.3%
    Origin Energy, Ltd....................... 122,076   1,562,863            0.2%
    Santos, Ltd.............................. 107,485   1,380,652            0.2%
    Suncorp Group, Ltd....................... 139,503   1,878,867            0.3%
    Wesfarmers, Ltd..........................  29,302   1,318,247            0.2%
    Other Securities.........................          40,812,293            5.7%
                                                      -----------            ----
TOTAL AUSTRALIA..............................          50,388,425            7.1%
                                                      -----------            ----

AUSTRIA -- (0.5%)
    Other Securities.........................           4,022,844            0.6%
                                                      -----------            ----

BELGIUM -- (1.1%)
#   Ageas....................................  45,850   1,679,168            0.3%
    Other Securities.........................           7,450,396            1.0%
                                                      -----------            ----
TOTAL BELGIUM................................           9,129,564            1.3%
                                                      -----------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The)..............  21,129   1,732,140            0.3%
    Other Securities.........................          60,596,811            8.5%
                                                      -----------            ----
TOTAL CANADA.................................          62,328,951            8.8%
                                                      -----------            ----

CHINA -- (0.0%)
    Other Securities.........................              57,348            0.0%
                                                      -----------            ----

COLOMBIA -- (0.0%)
    Other Securities.........................               5,419            0.0%
                                                      -----------            ----

DENMARK -- (1.0%)
    Other Securities.........................           8,337,710            1.2%
                                                      -----------            ----

FINLAND -- (1.5%)
#   Nokia Oyj................................ 415,522   1,396,023            0.2%
    Other Securities.........................          10,714,756            1.5%
                                                      -----------            ----
TOTAL FINLAND................................          12,110,779            1.7%
                                                      -----------            ----

FRANCE -- (5.6%)
    BNP Paribas SA...........................  27,532   1,535,126            0.2%
    Cie de St-Gobain.........................  43,524   1,743,090            0.3%
    Cie Generale des Etablissements Michelin.  15,059   1,273,418            0.2%
    Lafarge SA...............................  20,467   1,324,975            0.2%
    Renault SA...............................  20,445   1,411,008            0.2%
    Sanofi...................................  19,474   2,105,442            0.3%
*   Societe Generale SA......................  59,410   2,158,186            0.3%
    Other Securities.........................          33,149,147            4.6%
                                                      -----------            ----
TOTAL FRANCE.................................          44,700,392            6.3%
                                                      -----------            ----

GERMANY -- (4.5%)
    Allianz SE...............................  12,466   1,843,977            0.3%
    Daimler AG...............................  25,279   1,401,595            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
GERMANY -- (Continued)
#   Deutsche Bank AG......................  29,192 $  1,344,292            0.2%
    Other Securities......................           31,292,948            4.4%
                                                   ------------           -----
TOTAL GERMANY.............................           35,882,812            5.1%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities......................            2,691,377            0.4%
                                                   ------------           -----

HONG KONG -- (2.5%)
    Other Securities......................           19,576,074            2.8%
                                                   ------------           -----

IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771    1,285,674            0.2%
    Other Securities......................            4,487,568            0.6%
                                                   ------------           -----
TOTAL IRELAND.............................            5,773,242            0.8%
                                                   ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................            4,756,456            0.7%
                                                   ------------           -----

ITALY -- (2.1%)
    Other Securities......................           16,762,093            2.4%
                                                   ------------           -----

JAPAN -- (20.5%)
    Daiwa Securities Group, Inc........... 153,447    1,361,482            0.2%
    Mitsubishi UFJ Financial Group, Inc... 340,700    2,311,595            0.3%
    Mizuho Financial Group, Inc........... 580,860    1,278,157            0.2%
    Sumitomo Mitsui Financial Group, Inc..  35,841    1,694,108            0.3%
    Toyota Motor Corp. Sponsored ADR......  11,600    1,349,080            0.2%
    Other Securities......................          156,308,404           22.0%
                                                   ------------           -----
TOTAL JAPAN...............................          164,302,826           23.2%
                                                   ------------           -----

NETHERLANDS -- (2.1%)
#   Akzo Nobel NV.........................  23,385    1,410,358            0.2%
    Other Securities......................           15,080,893            2.1%
                                                   ------------           -----
TOTAL NETHERLANDS.........................           16,491,251            2.3%
                                                   ------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................            2,588,202            0.3%
                                                   ------------           -----

NORWAY -- (1.1%)
    Other Securities......................            8,657,404            1.2%
                                                   ------------           -----

POLAND -- (0.0%)
    Other Securities......................                1,632            0.0%
                                                   ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................            2,901,596            0.4%
                                                   ------------           -----

RUSSIA -- (0.0%)
    Other Securities......................              162,824            0.0%
                                                   ------------           -----

SINGAPORE -- (1.5%)
    Other Securities......................           11,888,127            1.7%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
SPAIN -- (1.7%)
    Banco Santander SA.......................   225,183 $  1,626,170            0.2%
    Other Securities.........................             12,060,553            1.7%
                                                        ------------           -----
TOTAL SPAIN..................................             13,686,723            1.9%
                                                        ------------           -----

SWEDEN -- (2.8%)
    Skandinaviska Enskilda Banken AB Class A.   137,821    1,417,813            0.2%
    Svenska Cellulosa AB Class B.............    56,655    1,475,796            0.2%
    Other Securities.........................             19,797,640            2.8%
                                                        ------------           -----
TOTAL SWEDEN.................................             22,691,249            3.2%
                                                        ------------           -----

SWITZERLAND -- (6.5%)
    Aryzta AG................................    20,455    1,270,060            0.2%
    Credit Suisse Group AG...................   122,750    3,408,894            0.5%
    Holcim, Ltd..............................    27,255    2,126,026            0.3%
    Julius Baer Group, Ltd...................    35,941    1,432,765            0.2%
    Nestle SA................................    29,483    2,102,505            0.3%
    Novartis AG ADR..........................    28,202    2,080,180            0.3%
    Swiss Re AG..............................    36,499    2,904,648            0.4%
    Zurich Insurance Group AG................    17,042    4,762,244            0.7%
    Other Securities.........................             32,036,026            4.5%
                                                        ------------           -----
TOTAL SWITZERLAND............................             52,123,348            7.4%
                                                        ------------           -----

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C.....................    74,284    1,816,300            0.3%
*   Barratt Developments P.L.C...............   279,427    1,352,655            0.2%
    BP P.L.C. Sponsored ADR..................    89,366    3,896,357            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR.......   102,908    5,645,533            0.8%
    Legal & General Group P.L.C..............   566,357    1,493,566            0.2%
*   Lloyds Banking Group P.L.C............... 1,911,509    1,623,813            0.2%
    Old Mutual P.L.C.........................   465,474    1,484,671            0.2%
    Persimmon P.L.C..........................    78,274    1,314,901            0.2%
    Royal Dutch Shell P.L.C. ADR.............    88,550    6,179,904            0.9%
    Standard Chartered P.L.C.................    70,024    1,762,322            0.3%
    Taylor Wimpey P.L.C......................   883,661    1,278,594            0.2%
    Travis Perkins P.L.C.....................    58,572    1,306,902            0.2%
    Vodafone Group P.L.C. Sponsored ADR......   165,738    5,069,925            0.7%
    Other Securities.........................             95,181,342           13.3%
                                                        ------------           -----
TOTAL UNITED KINGDOM.........................            129,406,785           18.3%
                                                        ------------           -----

UNITED STATES -- (0.1%)
    Other Securities.........................                686,407            0.1%
                                                        ------------           -----
TOTAL COMMON STOCKS..........................            702,111,860           99.2%
                                                        ------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................                158,699            0.0%
                                                        ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.........................                  1,265            0.0%
                                                        ------------           -----
TOTAL PREFERRED STOCKS.......................                159,964            0.0%
                                                        ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................                     --            0.0%
                                                        ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                         Shares      Value++    of Net Assets**
                                                                         ------      -------    ---------------
BELGIUM -- (0.0%)
      Other Securities.................................................           $          --            0.0%
                                                                                  -------------          ------

CANADA -- (0.0%)
      Other Securities.................................................                     426            0.0%
                                                                                  -------------          ------

ISRAEL -- (0.0%)
      Other Securities.................................................                   1,855            0.0%
                                                                                  -------------          ------

NETHERLANDS -- (0.0%)
      Other Securities.................................................                  10,502            0.0%
                                                                                  -------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                  51,282            0.0%
                                                                                  -------------          ------

SWITZERLAND -- (0.0%)
      Other Securities.................................................                   8,987            0.0%
                                                                                  -------------          ------

UNITED STATES -- (0.0%)
      Other Securities.................................................                      --            0.0%
                                                                                  -------------          ------
TOTAL RIGHTS/WARRANTS..................................................                  73,052            0.0%
                                                                                  -------------          ------

                                                                         Shares/
                                                                          Face
                                                                         Amount      Value+
                                                                         -------     ------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@  DFA Short Term Investment Fund................................... 8,470,181    98,000,000           13.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $283,668 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $289,921) to be repurchased at $284,237...............      $284       284,236            0.0%
                                                                                  -------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              98,284,236           13.9%
                                                                                  -------------          ------
TOTAL INVESTMENTS -- (100.0%) (Cost $671,847,101)......................            $800,629,112          113.1%
                                                                                  =============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Australia................... $  1,052,170 $ 49,336,255   --    $ 50,388,425
   Austria.....................           --    4,022,844   --       4,022,844
   Belgium.....................      833,392    8,296,172   --       9,129,564
   Canada......................   62,317,745       11,206   --      62,328,951
   China.......................       16,140       41,208   --          57,348
   Colombia....................        5,419           --   --           5,419
   Denmark.....................           --    8,337,710   --       8,337,710
   Finland.....................       35,465   12,075,314   --      12,110,779
   France......................    1,723,499   42,976,893   --      44,700,392
   Germany.....................    2,820,102   33,062,710   --      35,882,812
   Greece......................        7,743    2,683,634   --       2,691,377
   Hong Kong...................       27,491   19,548,583   --      19,576,074
   Ireland.....................    1,425,883    4,347,359   --       5,773,242
   Israel......................      640,657    4,115,799   --       4,756,456
   Italy.......................      902,890   15,859,203   --      16,762,093
   Japan.......................    3,512,372  160,790,454   --     164,302,826
   Netherlands.................    2,799,764   13,691,487   --      16,491,251
   New Zealand.................        5,405    2,582,797   --       2,588,202
   Norway......................      414,304    8,243,100   --       8,657,404
   Poland......................        1,632           --   --           1,632
   Portugal....................           --    2,901,596   --       2,901,596
   Russia......................           --      162,824   --         162,824
   Singapore...................       10,315   11,877,812   --      11,888,127
   Spain.......................    1,180,790   12,505,933   --      13,686,723
   Sweden......................       52,072   22,639,177   --      22,691,249
   Switzerland.................    4,588,197   47,535,151   --      52,123,348
   United Kingdom..............   25,618,029  103,788,756   --     129,406,785
   United States...............      686,407           --   --         686,407
 Preferred Stocks
   Germany.....................           --      158,699   --         158,699
   United Kingdom..............           --        1,265   --           1,265
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           --           --   --              --
   Canada......................           --          426   --             426
   Israel......................           --        1,855   --           1,855
   Netherlands.................           --       10,502   --          10,502
   Spain.......................           --       51,282   --          51,282
   Switzerland.................           --        8,987   --           8,987
   United States...............           --           --   --              --
 Securities Lending Collateral.           --   98,284,236   --      98,284,236
                                ------------ ------------   --    ------------
 TOTAL......................... $110,677,883 $689,951,229   --    $800,629,112
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                             Shares    Value+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $63,329,784
Investment in Dimensional Emerging Markets Value Fund.......          21,011,935
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 440,290   7,810,739
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $83,840,660)...........................          92,152,458
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $83,840,660).........         $92,152,458
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                        Level 1    Level 2 Level 3    Total
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $92,152,458    --      --    $92,152,458
                                      -----------    --      --    -----------
  TOTAL.............................. $92,152,458    --      --    $92,152,458
                                      ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                               Shares     Value+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,103,458 $37,315,347
Investment in Dimensional Emerging Markets Value Fund........            13,834,597
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   506,865   5,423,456
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             3,572,458
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $55,344,699)......................................            60,145,858
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $55,344,699)......................................           $60,145,858
                                                                        ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $60,145,858    --      --    $60,145,858
                                     -----------    --      --    -----------
    TOTAL........................... $60,145,858    --      --    $60,145,858
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                             Shares  Value+
                                                             ------  -----
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc.................... 53,387 $617,150
   Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc....................  9,039  184,761
                                                                    --------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $780,709).....................................         801,911
                                                                    --------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $780,709).....................................        $801,911
                                                                    ========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                        ----------------------------------------
                                        Level 1    Level 2   Level 3    Total
                                         --------  -------   -------   --------
       Affiliated Investment Companies. $801,911     --        --      $801,911
                                         --------    --        --      --------
       TOTAL........................... $801,911     --        --      $801,911
                                         ========    ==        ==      ========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                              Shares     Value+
                                                             --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 2,188,204 $30,044,039
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 2,453,799  28,365,921
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   684,196  13,984,960
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $63,954,017)...........................            72,394,920
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $63,954,017).........           $72,394,920
                                                                       ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             Investments in Securities (Market Value)
                                                             ---------------------------------------
                                                               Level 1    Level 2 Level 3    Total
                                                             -----------  ------- ------- -----------
Affiliated Investment Companies............................. $72,394,920       --   --    $72,394,920
Futures Contracts**.........................................     129,155       --   --        129,155
Forward Currency Contracts**................................          --  $96,531   --         96,531
                                                             -----------  -------   --    -----------
TOTAL....................................................... $72,524,075  $96,531   --    $72,620,606
                                                             ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $3,115,578,831
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,999,353,541)........................................ $3,115,578,831
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $3,928,904,238
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,295,897,681)........................................ $3,928,904,238
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $18,532,637,581
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,920,987,814)....................................... $18,532,637,581
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.7%)
BRAZIL -- (10.1%)
    Banco Bradesco SA...................................   2,007,129 $   34,359,199            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     84,575,300            0.8%
    Banco do Brasil SA..................................   2,345,939     29,582,927            0.3%
    BM&FBovespa SA......................................   6,332,289     43,897,963            0.4%
#   BRF SA ADR..........................................   1,233,685     30,632,398            0.3%
#   Cia de Bebidas das Americas ADR.....................     698,422     29,347,692            0.3%
#   Itau Unibanco Holding SA ADR........................   4,846,872     81,572,855            0.7%
#   Petroleo Brasileiro SA ADR..........................   3,104,177     59,444,990            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   4,254,320     84,958,770            0.8%
#   Vale SA Sponsored ADR (91912E105)...................   3,105,319     53,069,902            0.5%
#   Vale SA Sponsored ADR (91912E204)...................   3,660,970     59,527,372            0.5%
    Other Securities....................................                622,788,372            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,213,757,740           10.8%
                                                                     --------------           -----
CHILE -- (1.6%)
    Other Securities....................................                197,585,056            1.8%
                                                                     --------------           -----
CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 140,765,702     65,953,533            0.6%
    China Construction Bank Corp. Class H............... 132,851,302    111,503,486            1.0%
    China Mobile, Ltd. Sponsored ADR....................   1,402,895     77,495,920            0.7%
#   CNOOC, Ltd. ADR.....................................     160,515     30,070,880            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 121,753,725     85,824,770            0.8%
#   PetroChina Co., Ltd. ADR............................     229,733     29,373,661            0.3%
    Tencent Holdings, Ltd...............................     910,600     31,390,492            0.3%
    Other Securities....................................              1,236,369,019           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,667,981,761           14.9%
                                                                     --------------           -----
COLOMBIA -- (0.4%)
    Other Securities....................................                 53,612,218            0.5%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 29,760,310            0.3%
                                                                     --------------           -----
EGYPT -- (0.0%)
    Other Securities....................................                  4,833,390            0.0%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    221,771            0.0%
                                                                     --------------           -----
HUNGARY -- (0.3%)
    Other Securities....................................                 33,209,175            0.3%
                                                                     --------------           -----
INDIA -- (6.8%)
    HDFC Bank, Ltd......................................   2,322,906     29,485,935            0.3%
    ICICI Bank, Ltd. Sponsored ADR......................     621,150     29,082,243            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     643,017     26,839,530            0.3%
    Reliance Industries, Ltd............................   2,801,585     40,932,604            0.4%
    Other Securities....................................                693,757,088            6.0%
                                                                     --------------           -----
TOTAL INDIA.............................................                820,097,400            7.3%
                                                                     --------------           -----
INDONESIA -- (3.6%)
    Other Securities....................................                432,852,678            3.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
ISRAEL -- (0.0%)
    Other Securities....................................            $      237,053            0.0%
                                                                    --------------           -----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Bhd............................. 10,654,914     27,124,760            0.3%
    Malayan Banking Bhd................................. 10,127,512     32,039,011            0.3%
    Other Securities....................................               384,967,404            3.4%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               444,131,175            4.0%
                                                                    --------------           -----
MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  2,487,518     53,183,134            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  5,209,612     58,608,140            0.5%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    457,537     51,880,120            0.5%
    Grupo Financiero Banorte S.A.B. de C.V..............  7,596,080     57,241,323            0.5%
    Grupo Mexico S.A.B. de C.V. Series B................ 10,271,951     36,875,579            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,658,173     41,984,940            0.4%
    Other Securities....................................               330,342,376            2.9%
                                                                    --------------           -----
TOTAL MEXICO............................................               630,115,612            5.6%
                                                                    --------------           -----
PERU -- (0.2%)
    Other Securities....................................                20,327,704            0.2%
                                                                    --------------           -----
PHILIPPINES -- (1.6%)
    Other Securities....................................               190,791,744            1.7%
                                                                    --------------           -----
POLAND -- (1.4%)
    Other Securities....................................               164,142,881            1.5%
                                                                    --------------           -----
RUSSIA -- (2.7%)
    Gazprom OAO Sponsored ADR........................... 12,826,037    102,146,071            0.9%
    Lukoil OAO Sponsored ADR............................    897,216     57,048,513            0.5%
*   Sberbank of Russia Sponsored ADR....................  4,164,441     53,749,274            0.5%
    Other Securities....................................               115,537,590            1.0%
                                                                    --------------           -----
TOTAL RUSSIA............................................               328,481,448            2.9%
                                                                    --------------           -----
SOUTH AFRICA -- (6.6%)
    FirstRand, Ltd......................................  7,501,759     26,099,386            0.2%
    MTN Group, Ltd......................................  2,946,159     53,166,336            0.5%
    Naspers, Ltd. Class N...............................    566,281     37,947,970            0.3%
    Sanlam, Ltd.........................................  5,593,811     28,700,810            0.3%
#   Sasol, Ltd. Sponsored ADR...........................    796,453     34,581,989            0.3%
    Standard Bank Group, Ltd............................  2,847,588     35,607,610            0.3%
    Other Securities....................................               574,505,743            5.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               790,609,844            7.0%
                                                                    --------------           -----
SOUTH KOREA -- (13.9%)
    Hana Financial Group, Inc...........................  1,052,999     33,723,526            0.3%
#   Hyundai Mobis.......................................    130,766     29,732,132            0.3%
    Hyundai Motor Co....................................    343,409     62,357,251            0.6%
    Kia Motors Corp.....................................    578,175     28,839,997            0.3%
    LG Electronics, Inc.................................    381,094     30,545,797            0.3%
#   POSCO ADR...........................................    471,342     33,931,911            0.3%
    Samsung Electronics Co., Ltd........................    159,385    220,432,470            2.0%
    Other Securities....................................             1,230,500,499           10.8%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,670,063,583           14.9%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                    Shares       Value++     of Net Assets**
                                                    ------       -------     ---------------
TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.......... 23,259,476 $    60,120,539            0.6%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 36,401,652     135,102,224            1.2%
    Other Securities.............................              1,359,756,001           12.0%
                                                             ---------------           -----
TOTAL TAIWAN.....................................              1,554,978,764           13.8%
                                                             ---------------           -----
THAILAND -- (3.3%)
    Other Securities.............................                397,586,522            3.5%
                                                             ---------------           -----
TURKEY -- (2.4%)
    Turkiye Garanti Bankasi A.S..................  5,342,105      29,557,418            0.3%
    Other Securities.............................                254,196,106            2.2%
                                                             ---------------           -----
TOTAL TURKEY.....................................                283,753,524            2.5%
                                                             ---------------           -----
TOTAL COMMON STOCKS..............................             10,929,131,353           97.4%
                                                             ---------------           -----

PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Banco Bradesco SA............................  1,539,800      25,312,519            0.2%
    Other Securities.............................                144,020,540            1.3%
                                                             ---------------           -----
TOTAL BRAZIL.....................................                169,333,059            1.5%
                                                             ---------------           -----
CHILE -- (0.0%)
    Other Securities.............................                  2,750,066            0.0%
                                                             ---------------           -----
COLOMBIA -- (0.1%)
    Other Securities.............................                  3,517,543            0.1%
                                                             ---------------           -----
HONG KONG -- (0.0%)
    Other Securities.............................                    937,059            0.0%
                                                             ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.............................                     17,566            0.0%
                                                             ---------------           -----
TOTAL PREFERRED STOCKS...........................                176,555,293            1.6%
                                                             ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                         29            0.0%
                                                             ---------------           -----
CHINA -- (0.0%)
    Other Securities.............................                    430,643            0.0%
                                                             ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.............................                     36,163            0.0%
                                                             ---------------           -----
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------           -----
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     93,261            0.0%
                                                             ---------------           -----
THAILAND -- (0.0%)
    Other Securities.............................                    292,497            0.0%
                                                             ---------------           -----
TOTAL RIGHTS/WARRANTS............................                    852,593            0.0%
                                                             ---------------           -----


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Shares/
                                                                       Face                       Percentage
                                                                      Amount        Value+      of Net Assets**
                                                                      -------       ------      ---------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund...............................  79,256,698 $   917,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $18,991,636 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $19,410,231) to be repurchased at
       $19,029,723................................................. $    19,030      19,029,638            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                 936,029,638            8.3%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,726,156,039).........................................               $12,042,568,877          107.3%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Brazil...................... $1,213,757,740             --   --    $ 1,213,757,740
  Chile.......................    197,585,056             --   --        197,585,056
  China.......................    207,022,397 $1,460,959,364   --      1,667,981,761
  Colombia....................     53,612,218             --   --         53,612,218
  Czech Republic..............             --     29,760,310   --         29,760,310
  Egypt.......................             --      4,833,390   --          4,833,390
  Hong Kong...................             --        221,771   --            221,771
  Hungary.....................        332,733     32,876,442   --         33,209,175
  India.......................     73,576,965    746,520,435   --        820,097,400
  Indonesia...................     14,149,078    418,703,600   --        432,852,678
  Israel......................             --        237,053   --            237,053
  Malaysia....................             --    444,131,175   --        444,131,175
  Mexico......................    630,115,612             --   --        630,115,612
  Peru........................     20,327,704             --   --         20,327,704
  Philippines.................      2,960,841    187,830,903   --        190,791,744
  Poland......................        110,118    164,032,763   --        164,142,881
  Russia......................     13,016,216    315,465,232   --        328,481,448
  South Africa................     84,699,622    705,910,222   --        790,609,844
  South Korea.................     86,292,900  1,583,770,683   --      1,670,063,583
  Taiwan......................     26,877,229  1,528,101,535   --      1,554,978,764
  Thailand....................    397,579,950          6,572   --        397,586,522
  Turkey......................      4,591,140    279,162,384   --        283,753,524
Preferred Stocks
  Brazil......................    169,333,059             --   --        169,333,059
  Chile.......................      2,750,066             --   --          2,750,066
  Colombia....................      3,517,543             --   --          3,517,543
  Hong Kong...................        937,059             --   --            937,059
  Malaysia....................             --         17,566   --             17,566
Rights/Warrants
  Brazil......................             --             29   --                 29
  China.......................             --        430,643   --            430,643
  Malaysia....................             --         36,163   --             36,163
  Poland......................             --             --   --                 --
  South Korea.................             --         93,261   --             93,261
  Thailand....................             --        292,497   --            292,497
Securities Lending Collateral              --    936,029,638   --        936,029,638
                               -------------- --------------   --    ---------------
TOTAL......................... $3,203,145,246 $8,839,423,631   --    $12,042,568,877
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                       Enhanced
                                                                      U.S. Large
                                                                       Company     U.S. Large Cap   U.S. Targeted
                                                                      Portfolio    Value Portfolio Value Portfolio*
                                                                     ------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --  $   10,293,125              --
Investments at Value (including $0, $0, $525,577 and $1,148,887 of
 securities on loan, respectively).................................. $    199,059              --    $  3,554,137
Temporary Cash Investments at Value & Cost..........................           --              --          15,049
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --              --         523,336
Foreign Currencies at Value.........................................           65              --              --
Cash................................................................        5,373              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --              --           3,000
  Dividends and Interest............................................        2,217              --             945
  Securities Lending Income.........................................           --              --             194
  Fund Shares Sold..................................................          176           7,237           3,375
  Futures Margin Variation..........................................          498              --              --
Unrealized Gain on Forward Currency Contracts.......................           79              --              --
Prepaid Expenses and Other Assets...................................           17              50              81
                                                                     ------------  --------------    ------------
    Total Assets....................................................      207,484      10,300,412       4,100,117
                                                                     ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --              --         523,336
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           --              --             175
  Fund Shares Redeemed..............................................          191           5,885           2,061
  Due to Advisor....................................................           33           1,243             871
Unrealized Loss on Forward Currency Contracts.......................          591              --              --
Accrued Expenses and Other Liabilities..............................           13             309             311
                                                                     ------------  --------------    ------------
    Total Liabilities...............................................          828           7,437         526,754
                                                                     ------------  --------------    ------------
NET ASSETS.......................................................... $    206,656  $   10,292,975    $  3,573,363
                                                                     ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $62,651 and $0
 and shares outstanding of 0; 0; 3,264,312 and 0, respectively......          N/A             N/A    $      19.19
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A     100,000,000
                                                                     ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $17,311 and $0
 and shares outstanding of 0; 0; 903,340 and 0, respectively........          N/A             N/A    $      19.16
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A     100,000,000
                                                                     ============  ==============    ============
Institutional Class Shares -- based on net assets of $206,656;
 $10,292,975; $3,493,401 and $8,001,377 and shares outstanding of 19,567,123; 393,262,518; 182,001,722 and 271,381,107,
 respectively....................................................... $      10.56  $        26.17    $      19.19
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000   2,000,000,000     700,000,000
                                                                     ============  ==============    ============
Investments in Affiliated Investment Company at Cost................ $         --  $    7,006,025    $         --
                                                                     ------------  --------------    ------------
Investments at Cost................................................. $    195,388  $           --    $  2,664,331
                                                                     ============  ==============    ============
Foreign Currencies at Cost.......................................... $         64  $           --    $         --
                                                                     ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    225,382  $    7,950,211    $  2,603,117
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................        1,557          17,517           2,260
Accumulated Net Realized Gain (Loss)................................      (31,229)       (961,853)         78,180
Net Unrealized Foreign Exchange Gain (Loss).........................         (500)             --              --
Net Unrealized Appreciation (Depreciation)..........................       11,446       3,287,100         889,806
                                                                     ------------  --------------    ------------
NET ASSETS.......................................................... $    206,656  $   10,292,975    $  3,573,363
                                                                     ============  ==============    ============


                                                                      U.S. Small Cap
                                                                     Value Portfolio*
                                                                     ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............              --
Investments at Value (including $0, $0, $525,577 and $1,148,887 of
 securities on loan, respectively)..................................  $    7,960,555
Temporary Cash Investments at Value & Cost..........................          33,496
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,147,518
Foreign Currencies at Value.........................................              --
Cash................................................................              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           8,850
  Dividends and Interest............................................           2,471
  Securities Lending Income.........................................             488
  Fund Shares Sold..................................................           9,749
  Futures Margin Variation..........................................              --
Unrealized Gain on Forward Currency Contracts.......................              --
Prepaid Expenses and Other Assets...................................              55
                                                                      --------------
    Total Assets....................................................       9,163,182
                                                                      --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       1,147,518
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           7,235
  Fund Shares Redeemed..............................................           3,446
  Due to Advisor....................................................           2,767
Unrealized Loss on Forward Currency Contracts.......................              --
Accrued Expenses and Other Liabilities..............................             839
                                                                      --------------
    Total Liabilities...............................................       1,161,805
                                                                      --------------
NET ASSETS..........................................................  $    8,001,377
                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $62,651 and $0
 and shares outstanding of 0; 0; 3,264,312 and 0, respectively......             N/A
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................             N/A
                                                                      ==============
Class R2 Shares -- based on net assets of $0; $0; $17,311 and $0
 and shares outstanding of 0; 0; 903,340 and 0, respectively........             N/A
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................             N/A
                                                                      ==============
Institutional Class Shares -- based on net assets of $206,656;
 $10,292,975; $3,493,401 and $8,001,377 and shares outstanding of 19,567,123; 393,262,518; 182,001,722 and 271,381,107,
 respectively.......................................................  $        29.48
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000
                                                                      ==============
Investments in Affiliated Investment Company at Cost................  $           --
                                                                      --------------
Investments at Cost.................................................  $    6,196,547
                                                                      ==============
Foreign Currencies at Cost..........................................  $           --
                                                                      ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $    6,030,103
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................             879
Accumulated Net Realized Gain (Loss)................................         206,387
Net Unrealized Foreign Exchange Gain (Loss).........................              --
Net Unrealized Appreciation (Depreciation)..........................       1,764,008
                                                                      --------------
NET ASSETS..........................................................  $    8,001,377
                                                                      ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                        U.S. Core      U.S. Core     U.S. Vector
                                                         Equity 1       Equity 2       Equity      U.S. Small Cap
                                                        Portfolio*     Portfolio*    Portfolio*      Portfolio*
                                                      -------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $854,220,
 $1,103,210, $332,051 and $1,157,263 of securities
 on loan, respectively).............................. $    6,051,230 $    8,368,421 $    2,446,738 $    5,505,288
Temporary Cash Investments at Value & Cost...........         45,236         33,806          7,726         35,635
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................        862,089      1,109,766        333,894      1,161,714
Cash.................................................             --             --             --              7
Receivables:
  Investment Securities Sold.........................             55             99             48          9,853
  Dividends, Interest and Tax Reclaims...............          4,543          6,624          1,203          1,612
  Securities Lending Income..........................            426            627            228          1,185
  Fund Shares Sold...................................          5,469         17,274          3,376         11,522
Prepaid Expenses and Other Assets....................             62             60             31             48
                                                      -------------- -------------- -------------- --------------
     Total Assets....................................      6,969,110      9,536,677      2,793,244      6,726,864
                                                      -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................        862,089      1,109,766        333,894      1,161,714
  Investment Securities Purchased....................         12,440         12,467          1,640         27,825
  Fund Shares Redeemed...............................          2,384          3,327          1,007          2,403
  Due to Advisor.....................................            830          1,350            512          1,240
Accrued Expenses and Other Liabilities...............            181            305            181            531
                                                      -------------- -------------- -------------- --------------
     Total Liabilities...............................        877,924      1,127,215        337,234      1,193,713
                                                      -------------- -------------- -------------- --------------
NET ASSETS........................................... $    6,091,186 $    8,409,462 $    2,456,010 $    5,533,151
                                                      ============== ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $6,091,186; $8,409,462; $2,456,010 and
 $5,533,151 and shares outstanding of
 437,632,343; 612,270,664; 181,890,221 and
 218,757,400, respectively........................... $        13.92 $        13.73 $        13.50 $        25.29
                                                      ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  2,300,000,000  1,000,000,000  1,000,000,000
                                                      ============== ============== ============== ==============
Investments at Cost.................................. $    4,555,078 $    6,298,923 $    1,874,271 $    4,262,927
                                                      ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    4,581,704 $    6,299,473 $    1,870,377 $    4,185,361
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................         12,031         16,686          3,778          6,122
Accumulated Net Realized Gain (Loss).................          1,299         23,805          9,388         99,307
Net Unrealized Appreciation (Depreciation)...........      1,496,152      2,069,498        572,467      1,242,361
                                                      -------------- -------------- -------------- --------------
NET ASSETS........................................... $    6,091,186 $    8,409,462 $    2,456,010 $    5,533,151
                                                      ============== ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                               DFA Real
                                                                                Estate       Large Cap    International
                                                             U.S. Micro Cap   Securities   International   Core Equity
                                                               Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                             --------------  ------------  ------------- --------------
ASSETS:
Investments at Value (including $640,195, $465,614,
 $363,261 and $1,226,291 of securities on loan,
 respectively).............................................. $    3,933,546  $  4,631,732  $  2,421,245  $    7,859,560
Temporary Cash Investments at Value & Cost..................         18,814        23,601            --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --            --           419          10,013
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        640,181       471,171       372,000       1,250,000
Foreign Currencies at Value.................................             --            --        13,379          12,458
Cash........................................................             98            --         1,928           6,069
Receivables:
  Investment Securities Sold................................          3,584            --           380           3,273
  Dividends, Interest and Tax Reclaims......................          1,035         3,459        12,780          38,874
  Securities Lending Income.................................            696            34           685           2,379
  Fund Shares Sold..........................................          2,239         3,295         3,748          11,783
Unrealized Gain on Foreign Currency Contracts...............             --            --            18              52
Prepaid Expenses and Other Assets...........................             42            37            30              92
                                                             --------------  ------------  ------------  --------------
     Total Assets...........................................      4,600,235     5,133,329     2,826,612       9,194,553
                                                             --------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        640,181       471,171       372,419       1,260,013
  Investment Securities Purchased...........................          6,152         8,403        10,968          10,235
  Fund Shares Redeemed......................................          1,133         2,083         1,147           2,808
  Due to Advisor............................................          1,278           606           486           2,187
Unrealized Loss on Foreign Currency Contracts...............             --            --            13              --
Accrued Expenses and Other Liabilities......................            518           179           173             447
                                                             --------------  ------------  ------------  --------------
     Total Liabilities......................................        649,262       482,442       385,206       1,275,690
                                                             --------------  ------------  ------------  --------------
NET ASSETS.................................................. $    3,950,973  $  4,650,887  $  2,441,406  $    7,918,863
                                                             ==============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $3,950,973; $4,650,887; $2,441,406 and $7,918,863
 and shares outstanding of 243,487,676; 154,037,887;
 117,122,110 and 685,251,796, respectively.................. $        16.23  $      30.19  $      20.84  $        11.56
                                                             ==============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   700,000,000   500,000,000   2,000,000,000
                                                             ==============  ============  ============  ==============
Investments at Cost......................................... $    3,016,121  $  2,915,788  $  1,966,102  $    7,224,131
                                                             ==============  ============  ============  ==============
Foreign Currencies at Cost.................................. $           --  $         --  $     13,343  $       12,387
                                                             ==============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,932,169  $  3,175,737  $  2,201,422  $    7,314,502
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (633)       27,080        19,673          67,823
Accumulated Net Realized Gain (Loss)........................        102,012      (267,874)     (234,786)        (98,703)
Net Unrealized Foreign Exchange Gain (Loss).................             --            --           (82)           (259)
Net Unrealized Appreciation (Depreciation)..................        917,425     1,715,944       455,179         635,500
                                                             --------------  ------------  ------------  --------------
NET ASSETS.................................................. $    3,950,973  $  4,650,887  $  2,441,406  $    7,918,863
                                                             ==============  ============  ============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                        International                 Asia Pacific     United
                                                            Small      Japanese Small    Small      Kingdom Small
                                                           Company        Company       Company        Company
                                                          Portfolio      Portfolio     Portfolio      Portfolio
                                                       --------------  -------------- ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................ $    7,372,032   $    495,729  $    270,965  $     33,314
Cash..................................................         16,486             --            --            --
Receivables:
  Fund Shares Sold....................................          4,184             --            36            --
Prepaid Expenses and Other Assets.....................             32              7             7             9
                                                       --------------   ------------  ------------  ------------
     Total Assets.....................................      7,392,734        495,736       271,008        33,323
                                                       --------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed................................          2,162             59             1            --
  Due to Advisor......................................          2,348            155            88            10
Accrued Expenses and Other Liabilities................            227             11             8             4
                                                       --------------   ------------  ------------  ------------
     Total Liabilities................................          4,737            225            97            14
                                                       --------------   ------------  ------------  ------------
NET ASSETS............................................ $    7,387,997   $    495,511  $    270,911  $     33,309
                                                       ==============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,387,997; $495,511; $270,911 and $33,309 and
 shares outstanding of 425,452,438; 26,497,015;
 10,918,035 and 1,055,130, respectively............... $        17.37   $      18.70  $      24.81  $      31.57
                                                       ==============   ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................  1,500,000,000    100,000,000   100,000,000   100,000,000
                                                       ==============   ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................. $    6,490,278   $    479,448  $    240,342  $     22,855
                                                       ==============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................... $    6,370,450   $    546,458  $    267,020  $     24,189
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income).....................         24,504          3,265        (3,427)          136
Accumulated Net Realized Gain (Loss)..................        111,764        (70,341)      (23,302)       (1,482)
Net Unrealized Foreign Exchange Gain (Loss)...........           (475)          (152)           (3)            7
Net Unrealized Appreciation (Depreciation)............        881,754         16,281        30,623        10,459
                                                       --------------   ------------  ------------  ------------
NET ASSETS............................................ $    7,387,997   $    495,511  $    270,911  $     33,309
                                                       ==============   ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                        DFA
                                                                      Continental  International  DFA Global         DFA
                                                                         Small      Real Estate   Real Estate   International
                                                                        Company     Securities    Securities      Small Cap
                                                                       Portfolio     Portfolio     Portfolio   Value Portfolio*
                                                                     ------------  ------------- ------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $    115,717            --  $  1,724,763               --
Investments at Value (including $0, $331,693, $0 and
 $1,396,070 of securities on loan, respectively)....................           --  $  1,951,773            --   $    9,916,546
Temporary Cash Investments at Value & Cost..........................           --            --         3,473               --
Collateral Received from Securities on Loan at Value & Cost.........           --           185            --            9,529
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --       351,000            --        1,413,000
Foreign Currencies at Value.........................................           --         4,019            --           28,750
Cash................................................................           --        12,204            --           10,312
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --            --            --            7,166
  Dividends, Interest and Tax Reclaims..............................           --         9,808            --           60,793
  Securities Lending Income.........................................           --           390            --            3,567
  Fund Shares Sold..................................................            1         2,765         3,639            7,374
Unrealized Gain on Foreign Currency Contracts.......................           --            15            --               64
Prepaid Expenses and Other Assets...................................           10            33             9               97
                                                                     ------------  ------------  ------------   --------------
     Total Assets...................................................      115,728     2,332,192     1,731,884       11,457,198
                                                                     ------------  ------------  ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --       351,185            --        1,422,529
  Investment Securities/Affiliated Investment Company Purchased.....           --        10,220         1,154           17,114
  Fund Shares Redeemed..............................................           33           722         1,112            2,548
  Due to Advisor....................................................           37           542            69            4,421
Unrealized Loss on Foreign Currency Contracts.......................           --            --            --                2
Accrued Expenses and Other Liabilities..............................            7           126            35            1,625
                                                                     ------------  ------------  ------------   --------------
     Total Liabilities..............................................           77       362,795         2,370        1,448,239
                                                                     ------------  ------------  ------------   --------------
NET ASSETS.......................................................... $    115,651  $  1,969,397  $  1,729,514   $   10,008,959
                                                                     ============  ============  ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $115,651;
 $1,969,397; $1,729,514 and $10,008,959 and shares
 outstanding of 6,890,545; 339,913,819; 168,893,615 and
 564,173,715, respectively.......................................... $      16.78  $       5.79  $      10.24   $        17.74
                                                                     ============  ============  ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000   700,000,000   500,000,000    2,300,000,000
                                                                     ============  ============  ============   ==============
Investments in Affiliated Investment Companies at Cost.............. $    104,610  $         --  $  1,248,552   $           --
                                                                     ------------  ------------  ------------   --------------
Investments at Cost................................................. $         --  $  1,551,690  $         --   $    9,182,182
                                                                     ============  ============  ============   ==============
Foreign Currencies at Cost.......................................... $         --  $      3,998  $         --   $       28,500
                                                                     ============  ============  ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    130,974  $  1,995,572  $  1,285,545   $    9,143,783
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          924      (194,025)        1,216           65,857
Accumulated Net Realized Gain (Loss)................................      (27,480)     (232,198)      (33,458)          65,063
Net Unrealized Foreign Exchange Gain (Loss).........................          126           (56)           --             (358)
Net Unrealized Appreciation (Depreciation)..........................       11,107       400,104       476,211          734,614
                                                                     ------------  ------------  ------------   --------------
NET ASSETS.......................................................... $    115,651  $  1,969,397  $  1,729,514   $   10,008,959
                                                                     ============  ============  ============   ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             International                 World ex U.S.  World ex U.S.
                                                             Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                              Portfolio*   Value Portfolio   Portfolio      Portfolio
                                                             ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....           --   $     92,152    $     60,146  $        802
Investments at Value (including $97,568, $0, $0 and $0 of
 securities on loan, respectively).......................... $    702,345             --              --            --
Temporary Cash Investments at Value & Cost..................           --             98              --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          284             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       98,000             --              --            --
Foreign Currencies at Value.................................        1,468             --              --            --
Cash........................................................          184             --             123            25
Receivables:
  Investment Securities Sold................................          255             --              --            --
  Dividends, Interest and Tax Reclaims......................        3,598             --              --            --
  Securities Lending Income.................................          233             --              --            --
  Fund Shares Sold..........................................        2,117             13              21           104
  From Advisor..............................................           --             --              --             2
Unrealized Gain on Foreign Currency Contracts...............            3             --              --            --
Deferred Offering Costs.....................................           --             --              27            --
Prepaid Expenses and Other Assets...........................           13              1              16             2
                                                             ------------   ------------    ------------  ------------
     Total Assets...........................................      808,500         92,264          60,333           935
                                                             ------------   ------------    ------------  ------------
LIABILITIES:
Due to Custodian............................................           --             38              --            --
Payables:
  Upon Return of Securities Loaned..........................       98,284             --              --            --
  Investment Securities Purchased...........................        1,656             --              --            26
  Fund Shares Redeemed......................................          138              6              --            --
  Due to Advisor............................................          215             27               5            --
  Loan Payable..............................................          512             --              --            --
Accrued Expenses and Other Liabilities......................           98             18               7             2
                                                             ------------   ------------    ------------  ------------
     Total Liabilities......................................      100,903             89              12            28
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $    707,597   $     92,175    $     60,321  $        907
                                                             ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $707,597; $92,175; $60,321 and $907 and shares
 outstanding of 66,124,410; 8,299,417; 5,250,381 and
 89,249, respectively....................................... $      10.70   $      11.11    $      11.49  $      10.16
                                                             ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                             ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost...... $         --   $     83,841    $     55,345  $        781
                                                             ------------   ------------    ------------  ------------
Investments at Cost......................................... $    573,563   $         --    $         --  $         --
                                                             ============   ============    ============  ============
Foreign Currencies at Cost.................................. $      1,460   $         --    $         --  $         --
                                                             ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    568,064   $     88,136    $     55,028  $        886
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,439            600              60            --
Accumulated Net Realized Gain (Loss)........................        5,330         (4,836)            432            --
Net Unrealized Foreign Exchange Gain (Loss).................          (26)           (36)             --            --
Net Unrealized Appreciation (Depreciation)..................      128,790          8,311           4,801            21
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $    707,597   $     92,175    $     60,321  $        907
                                                             ============   ============    ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                      Selectively
                                                                     Hedged Global   Emerging      Emerging      Emerging
                                                                        Equity        Markets    Markets Small Markets Value
                                                                       Portfolio     Portfolio   Cap Portfolio   Portfolio
                                                                     ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $     72,395  $  3,115,579  $  3,928,904  $   18,532,638
Investments at Value (including $0, $0, $0, $0 and $1,111,363
 of securities on loan, respectively)...............................           --            --            --              --
Temporary Cash Investments at Value & Cost..........................        2,960            --            --              --
Collateral Received from Securities on Loan at Value & Cost.........           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --            --            --              --
Segregated Cash for Futures Contracts...............................          125            --            --              --
Foreign Currencies at Value.........................................           --            --            --              --
Cash................................................................           --            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.............................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..............................           --            --            --              --
  Securities Lending Income.........................................           --            --            --              --
  Fund Shares Sold..................................................           24         6,363         1,818          18,209
  From Advisor......................................................            1            --            --              --
  Futures Margin Variation..........................................            7            --            --              --
Unrealized Gain on Forward Currency Contracts.......................          192            --            --              --
Unrealized Gain on Foreign Currency Contracts.......................           --            --            --              --
Prepaid Expenses and Other Assets...................................            4            26            29              75
                                                                     ------------  ------------  ------------  --------------
    Total Assets....................................................       75,708     3,121,968     3,930,751      18,550,922
                                                                     ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased........................................................          200            --            --              --
  Fund Shares Redeemed..............................................           --           833           315           3,763
  Due to Advisor....................................................           --           995         1,128           5,921
Unrealized Loss on Forward Currency Contracts.......................           95            --            --              --
Unrealized Loss on Foreign Currency Contracts.......................           --            --            --              --
Accrued Expenses and Other Liabilities..............................            6           114           365             369
                                                                     ------------  ------------  ------------  --------------
    Total Liabilities...............................................          301         1,942         1,808          10,053
                                                                     ------------  ------------  ------------  --------------
NET ASSETS.......................................................... $     75,407  $  3,120,026  $  3,928,943  $   18,540,869
                                                                     ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $109,510 and $0 and shares outstanding of 0; 0; 0;
 3,676,337 and 0, respectively......................................          N/A           N/A           N/A  $        29.79
                                                                     ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $75,407;
 $3,120,026; $3,928,943; $18,431,359 and $11,222,418 and
 shares outstanding of 6,082,727; 114,599,925; 177,799,738;
 618,564,039 and 548,998,291, respectively.......................... $      12.40  $      27.23  $      22.10  $        29.80
                                                                     ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                     ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $     63,954  $  1,999,354  $  3,295,898  $   17,920,988
                                                                     ------------  ------------  ------------  --------------
Investments at Cost................................................. $         --  $         --  $         --  $           --
                                                                     ============  ============  ============  ==============
Foreign Currencies at Cost.......................................... $         --  $         --  $         --  $           --
                                                                     ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     66,058  $  1,969,315  $  3,244,432  $   17,528,855
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)..........................................          177        12,930         1,305          37,641
Accumulated Net Realized Gain (Loss)................................          505        21,591        50,204         362,568
Net Unrealized Foreign Exchange Gain (Loss).........................           97           (35)           (4)            155
Net Unrealized Appreciation (Depreciation)..........................        8,570     1,116,225       633,006         611,650
                                                                     ------------  ------------  ------------  --------------
NET ASSETS.......................................................... $     75,407  $  3,120,026  $  3,928,943  $   18,540,869
                                                                     ============  ============  ============  ==============

                                                                        Emerging
                                                                      Markets Core
                                                                         Equity
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $0, $0, $0, $0 and $1,111,363
 of securities on loan, respectively)............................... $   11,106,539
Temporary Cash Investments at Value & Cost..........................             --
Collateral Received from Securities on Loan at Value & Cost.........         19,030
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        917,000
Segregated Cash for Futures Contracts...............................             --
Foreign Currencies at Value.........................................          9,353
Cash................................................................         97,780
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.............................................................          8,947
  Dividends, Interest and Tax Reclaims..............................         24,789
  Securities Lending Income.........................................          1,744
  Fund Shares Sold..................................................         16,534
  From Advisor......................................................             --
  Futures Margin Variation..........................................             --
Unrealized Gain on Forward Currency Contracts.......................             --
Unrealized Gain on Foreign Currency Contracts.......................             41
Prepaid Expenses and Other Assets...................................            137
                                                                     --------------
    Total Assets....................................................     12,201,894
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        936,030
  Investment Securities/Affiliated Investment Companies
   Purchased........................................................         34,257
  Fund Shares Redeemed..............................................          3,022
  Due to Advisor....................................................          4,897
Unrealized Loss on Forward Currency Contracts.......................             --
Unrealized Loss on Foreign Currency Contracts.......................              2
Accrued Expenses and Other Liabilities..............................          1,268
                                                                     --------------
    Total Liabilities...............................................        979,476
                                                                     --------------
NET ASSETS.......................................................... $   11,222,418
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $109,510 and $0 and shares outstanding of 0; 0; 0;
 3,676,337 and 0, respectively......................................            N/A
                                                                     ==============
Institutional Class Shares -- based on net assets of $75,407;
 $3,120,026; $3,928,943; $18,431,359 and $11,222,418 and
 shares outstanding of 6,082,727; 114,599,925; 177,799,738;
 618,564,039 and 548,998,291, respectively.......................... $        20.44
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     --------------
Investments at Cost................................................. $    9,790,126
                                                                     ==============
Foreign Currencies at Cost.......................................... $        9,307
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,919,927
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)..........................................         35,484
Accumulated Net Realized Gain (Loss)................................        (49,438)
Net Unrealized Foreign Exchange Gain (Loss).........................            (14)
Net Unrealized Appreciation (Depreciation)..........................      1,316,459
                                                                     --------------
NET ASSETS.......................................................... $   11,222,418
                                                                     ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                                           Enhanced
                                                                          U.S. Large U.S. Large  U.S. Targeted U.S. Small
                                                                           Company   Cap Value       Value     Cap Value
                                                                          Portfolio  Portfolio*    Portfolio   Portfolio
                                                                          ---------- ----------  ------------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................       --   $   96,608          --            --
  Interest...............................................................       --           19          --            --
  Income from Securities Lending.........................................       --          799          --            --
  Expenses Allocated from Affiliated Investment Company..................       --       (5,232)         --            --
                                                                           -------   ----------    --------    ----------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --       92,194          --            --
                                                                           -------   ----------    --------    ----------
Fund Investment Income
  Dividends..............................................................  $    75           --    $ 32,329    $   91,674
  Interest...............................................................      829           --           9            26
  Income from Securities Lending.........................................       --           --       1,245         2,600
                                                                           -------   ----------    --------    ----------
     Total Investment Income.............................................      904           --      33,583        94,300
                                                                           -------   ----------    --------    ----------
Fund Expenses
  Investment Advisory Services Fees......................................       49           --       1,660         7,440
  Administrative Services Fees...........................................      146        6,867       4,153        11,169
  Accounting & Transfer Agent Fees.......................................       18           42         154           334
  S&P 500(R) Fees........................................................        4           --          --            --
  Shareholder Servicing Fees --
    Class R1 Shares......................................................       --           --          28            --
    Class R2 Shares......................................................       --           --          18            --
  Custodian Fees.........................................................        6           --          29            57
  Filing Fees............................................................       12           63          34            59
  Shareholders' Reports..................................................        3          111          54            87
  Directors'/Trustees' Fees & Expenses...................................        1           36          13            31
  Professional Fees......................................................        2           31          38            92
  Other..................................................................        1           36          24            49
                                                                           -------   ----------    --------    ----------
     Total Expenses......................................................      242        7,186       6,205        19,318
                                                                           -------   ----------    --------    ----------
  Fees Paid Indirectly...................................................       (1)          --          --            --
                                                                           -------   ----------    --------    ----------
  Net Expenses...........................................................      241        7,186       6,205        19,318
                                                                           -------   ----------    --------    ----------
  Net Investment Income (Loss)...........................................      663       85,008      27,378        74,982
                                                                           -------   ----------    --------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     (491)     370,791      79,065       213,073
    Futures..............................................................   19,942           --        (402)        1,840
    Foreign Currency Transactions........................................     (913)          --          --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    1,534    1,091,167     459,962       978,070
    Futures..............................................................    4,948           --          --            --
    Translation of Foreign Currency Denominated Amounts..................      663           --          --            --
                                                                           -------   ----------    --------    ----------
  Net Realized and Unrealized Gain (Loss)................................   25,683    1,461,958     538,625     1,192,983
                                                                           -------   ----------    --------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $26,346   $1,546,966    $566,003    $1,267,965
                                                                           =======   ==========    ========    ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                         U.S. Core U.S. Core  U.S. Vector
                                                         Equity 1  Equity 2     Equity     U.S. Small
                                                         Portfolio Portfolio   Portfolio  Cap Portfolio
                                                         --------- ---------- ----------- -------------
Investment Income
  Dividends............................................. $ 57,725  $   80,206  $ 22,542     $ 48,381
  Interest..............................................       24          26        11           21
  Income from Securities Lending........................    1,744       2,782     1,196        6,051
                                                         --------  ----------  --------     --------
     Total Investment Income............................   59,493      83,014    23,749       54,453
                                                         --------  ----------  --------     --------
Expenses
  Investment Advisory Services Fees.....................    4,635       7,620     3,356          748
  Administrative Services Fees..........................       --          --        --        7,980
  Accounting & Transfer Agent Fees......................      246         340       104          224
  Custodian Fees........................................       45          50        20           44
  Filing Fees...........................................       65          79        32           30
  Shareholders' Reports.................................       36          65        30           57
  Directors'/Trustees' Fees & Expenses..................       21          30         9           19
  Professional Fees.....................................       60          87        27           61
  Other.................................................       32          46        17           33
                                                         --------  ----------  --------     --------
     Total Expenses.....................................    5,140       8,317     3,595        9,196
                                                         --------  ----------  --------     --------
  Net Investment Income (Loss)..........................   54,353      74,697    20,154       45,257
                                                         --------  ----------  --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   15,630      26,016    10,012      119,956
    Futures.............................................       --          --        --         (494)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................  746,259   1,076,031   329,248      591,079
                                                         --------  ----------  --------     --------
  Net Realized and Unrealized Gain (Loss)...............  761,889   1,102,047   339,260      710,541
                                                         --------  ----------  --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................. $816,242  $1,176,744  $359,414     $755,798
                                                         ========  ==========  ========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                                                   DFA Real
                                                                                    Estate     Large Cap   International
                                                                     U.S. Micro   Securities International  Core Equity
                                                                    Cap Portfolio Portfolio    Portfolio     Portfolio
                                                                    ------------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $16, $0, $2,907 and
   $8,292, respectively)...........................................   $ 35,555     $ 62,716    $ 35,977     $  110,386
  Interest.........................................................         11           17           3              2
  Income from Securities Lending...................................      4,324          249       1,704          7,091
                                                                      --------     --------    --------     ----------
     Total Investment Income.......................................     39,890       62,982      37,684        117,479
                                                                      --------     --------    --------     ----------
Expenses
  Investment Advisory Services Fees................................      1,839        3,437       2,787         12,470
  Administrative Services Fees.....................................      7,359           --          --             --
  Accounting & Transfer Agent Fees.................................        169          186         110            324
  Custodian Fees...................................................         36           21         189            725
  Filing Fees......................................................         38           45          27             84
  Shareholders' Reports............................................         47           68          45             75
  Directors'/Trustees' Fees & Expenses.............................         15           16           9             27
  Professional Fees................................................         45           50          27             86
  Other............................................................         27           23          28             61
                                                                      --------     --------    --------     ----------
     Total Expenses................................................      9,575        3,846       3,222         13,852
                                                                      --------     --------    --------     ----------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................         --         (235)         --             --
  Fees Paid Indirectly.............................................         --           --          (6)           (14)
                                                                      --------     --------    --------     ----------
  Net Expenses.....................................................      9,575        3,611       3,216         13,838
                                                                      --------     --------    --------     ----------
  Net Investment Income (Loss).....................................     30,315       59,371      34,468        103,641
                                                                      --------     --------    --------     ----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities...         --        8,460          --             --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    111,879        6,230     (15,247)         6,684
    Futures........................................................       (423)          --          --             --
    Foreign Currency Transactions..................................         --           --        (187)        (1,185)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................    414,243      637,870     293,305        916,985
    Translation of Foreign Currency Denominated Amounts............         --           --          30            (38)
                                                                      --------     --------    --------     ----------
  Net Realized and Unrealized Gain (Loss)..........................    525,699      652,560     277,901        922,446
                                                                      --------     --------    --------     ----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $556,014     $711,931    $312,369     $1,026,087
                                                                      ========     ========    ========     ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                                  United
                                                                          International  Japanese  Asia Pacific  Kingdom
                                                                              Small       Small       Small       Small
                                                                             Company     Company     Company     Company
                                                                           Portfolio*   Portfolio*  Portfolio*  Portfolio*
                                                                          ------------- ---------- ------------ ----------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $7,370, $455, $109 and
   $2, respectively).....................................................   $ 89,043     $ 5,140     $ 3,671      $  471
  Interest...............................................................         44          --          --          --
  Income from Securities Lending.........................................      9,399         349         461           4
  Expenses Allocated from Affiliated Investment Companies................     (4,949)       (302)       (204)        (20)
                                                                            --------     -------     -------      ------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................     93,537       5,187       3,928         455
                                                                            --------     -------     -------      ------
Fund Investment Income
  Interest...............................................................         10          --          --          --
                                                                            --------     -------     -------      ------
     Total Investment Income.............................................         10          --          --          --
                                                                            --------     -------     -------      ------
Fund Expenses
  Administrative Services Fees...........................................     13,736         785         503          65
  Accounting & Transfer Agent Fees.......................................         37           9           8           7
  Filing Fees............................................................         68          15          13           9
  Shareholders' Reports..................................................         95           2           2           1
  Directors'/Trustees' Fees & Expenses...................................         28           1           1          --
  Professional Fees......................................................         21           2           2           1
  Other..................................................................         28          --           2          --
                                                                            --------     -------     -------      ------
     Total Expenses......................................................     14,013         814         531          83
                                                                            --------     -------     -------      ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          --          --          (7)
                                                                            --------     -------     -------      ------
  Net Expenses...........................................................     14,013         814         531          76
                                                                            --------     -------     -------      ------
Net Investment Income (Loss).............................................     79,534       4,373       3,397         379
                                                                            --------     -------     -------      ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    121,843       6,271       1,740         835
    Futures..............................................................        (29)         --          --          --
    Foreign Currency Transactions**......................................     (1,145)       (268)         40          (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    783,843      85,864      18,125       3,283
    Futures..............................................................         30          --          --          --
    Translation of Foreign Currency Denominated Amounts..................        (54)       (115)         (7)          3
                                                                            --------     -------     -------      ------
  Net Realized and Unrealized Gain (Loss)................................    904,488      91,752      19,898       4,120
                                                                            --------     -------     -------      ------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $984,022     $96,125     $23,295      $4,499
                                                                            ========     =======     =======      ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $9, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           DFA                       DFA
                                                                          Continental International DFA Global  International
                                                                             Small     Real Estate  Real Estate   Small Cap
                                                                            Company    Securities   Securities      Value
                                                                          Portfolio*    Portfolio    Portfolio    Portfolio
                                                                          ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................   $ 1,261           --           --            --
  Income Distributions Received from Affiliated Investment Companies.....        --           --     $ 74,325            --
  Interest...............................................................         2           --           --            --
  Income from Securities Lending.........................................       225           --           --            --
  Expenses Allocated from Affiliated Investment Company..................       (81)          --           --            --
                                                                            -------     --------     --------    ----------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................     1,407           --       74,325            --
                                                                            -------     --------     --------    ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $4,294, $0 and
   $9,356, respectively).................................................        --     $ 36,460           --    $  139,615
  Interest...............................................................        --           --            2            --
  Income from Securities Lending.........................................        --          933           --        12,865
                                                                            -------     --------     --------    ----------
     Total Fund Investment Income........................................        --       37,393            2       152,480
                                                                            -------     --------     --------    ----------
Fund Expenses
  Investment Advisory Services Fees......................................        --        2,916        1,962        29,673
  Administrative Services Fees...........................................       221           --           --            --
  Accounting & Transfer Agent Fees.......................................         8           84           14           412
  Custodian Fees.........................................................        --          205           --         1,207
  Filing Fees............................................................        10           31           52            77
  Shareholders' Reports..................................................         2           32           20           114
  Directors'/Trustees' Fees & Expenses...................................        --            6            5            36
  Professional Fees......................................................         1           21            7           126
  Other..................................................................         1           13            5            78
                                                                            -------     --------     --------    ----------
     Total Expenses......................................................       243        3,308        2,065        31,723
                                                                            -------     --------     --------    ----------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................        --           --       (1,672)           --
  Fees Paid Indirectly...................................................        --          (12)          --           (16)
                                                                            -------     --------     --------    ----------
  Net Expenses...........................................................       243        3,296          393        31,707
                                                                            -------     --------     --------    ----------
  Net Investment Income (Loss)...........................................     1,164       34,097       73,934       120,773
                                                                            -------     --------     --------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
  Investment Securities Sold.............................................     1,466      (18,160)      (2,565)       71,173
    Futures..............................................................        29          888           --            --
    Foreign Currency Transactions........................................        (6)        (633)          --        (1,756)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    13,754      238,017      170,366     1,439,113
    Futures..............................................................       (29)          --           --            --
    Translation of Foreign Currency Denominated Amounts..................         4          (24)          --           182
                                                                            -------     --------     --------    ----------
  Net Realized and Unrealized Gain (Loss)................................    15,218      220,088      167,801     1,508,712
                                                                            -------     --------     --------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $16,382     $254,185     $241,735    $1,629,485
                                                                            =======     ========     ========    ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      World ex U.S.
                                                                          International World ex U.S.   Targeted    World ex U.S.
                                                                          Vector Equity     Value         Value      Core Equity
                                                                            Portfolio    Portfolio*   Portfolio*(a) Portfolio(b)
                                                                          ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends..............................................................         --       $  982        $  104           --
  Income Distributions Received from Affiliated Investment Companies.....         --           40           132           --
  Income from Securities Lending.........................................         --           59            12           --
  Expenses Allocated from Affiliated Investment Companies................         --          (70)          (12)          --
                                                                             -------       ------        ------          ---
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --        1,011           236           --
                                                                             -------       ------        ------          ---
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $686, $0, $0 and $0,
   respectively).........................................................    $ 9,518           --            --           --
  Interest...............................................................          1           --            --           --
  Income from Securities Lending.........................................        702           --            --           --
                                                                             -------       ------        ------          ---
     Total Investment Income.............................................     10,221           --            --           --
                                                                             -------       ------        ------          ---
Fund Expenses
  Investment Advisory Services Fees......................................      1,430          166           113           --
  Accounting & Transfer Agent Fees.......................................         38            8             8          $ 1
  Custodian Fees.........................................................        134           --            --           --
  Filing Fees............................................................         12           18             2           --
  Shareholders' Reports..................................................          7            1            --           --
  Directors'/Trustees' Fees & Expenses...................................          2           --            --           --
  Professional Fees......................................................          7            3             3            1
  Organizational & Offering Costs........................................         --           --            27           --
  Other..................................................................          8           --            --           --
                                                                             -------       ------        ------          ---
     Total Expenses......................................................      1,638          196           153            2
                                                                             -------       ------        ------          ---
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          (75)         (101)          (2)
  Fees Paid Indirectly...................................................         (2)          --            --           --
                                                                             -------       ------        ------          ---
  Net Expenses...........................................................      1,636          121            52           --
                                                                             -------       ------        ------          ---
  Net Investment Income (Loss)...........................................      8,585          890           184           --
                                                                             -------       ------        ------          ---
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities.........         --           64           191           --
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      6,299        1,086           242           --
    Foreign Currency Transactions........................................       (100)          (8)           (1)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     79,234        6,399         4,801           21
    Translation of Foreign Currency Denominated Amounts..................         --          (19)           --           --
                                                                             -------       ------        ------          ---
  Net Realized and Unrealized Gain (Loss)................................     85,433        7,522         5,233           21
                                                                             -------       ------        ------          ---
Net Increase (Decrease) in Net Assets Resulting from
 Operations..............................................................    $94,018       $8,412        $5,417          $21
                                                                             =======       ======        ======          ===

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a)The Portfolio commenced operations on November 1, 2012.
(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             Emerging
                                                                    Selectively              Markets    Emerging     Emerging
                                                                      Hedged      Emerging    Small     Markets    Markets Core
                                                                   Global Equity  Markets      Cap       Value        Equity
                                                                     Portfolio   Portfolio* Portfolio* Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- ----------  ------------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends.......................................................        --      $ 25,461   $ 25,818  $  140,564          --
  Income Distributions Received from Affiliated Investment
   Companies......................................................    $  352            --         --          --          --
  Interest........................................................        --            --         --          10          --
  Income from Securities Lending..................................        --         1,874      8,436      14,918          --
  Expenses Allocated from Affiliated Investment Company...........        --        (2,610)    (5,825)    (15,695)         --
                                                                      ------      --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................       352        24,725     28,429     139,797          --
                                                                      ------      --------   --------  ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $8,938, respectively)..........................................        --            --         --          --    $ 80,387
  Interest........................................................         2            --         --          --          --
  Income from Securities Lending..................................        --            --         --          --      11,926
                                                                      ------      --------   --------  ----------    --------
     Total Fund Investment Income.................................         2            --         --          --      92,313
                                                                      ------      --------   --------  ----------    --------
Fund Expenses
  Investment Advisory Services Fees...............................        83            --         --          --      27,420
  Administrative Services Fees....................................        --         5,965      7,955      35,566          --
  Accounting & Transfer Agent Fees................................         8            20         20          56         447
  Shareholder Servicing Fees --
    Class R2 Shares...............................................        --            --         --         134          --
  Custodian Fees..................................................        --            --         --          --       3,647
  Filing Fees.....................................................        18            47         65          97         118
  Shareholders' Reports...........................................        --            55         29         135         104
  Directors'/Trustees' Fees & Expenses............................        --            12         12          72          36
  Professional Fees...............................................         3            11         10          60         135
  Organizational & Offering Costs.................................         2            --         --          --          --
  Other...........................................................         1            13         12          70          70
                                                                      ------      --------   --------  ----------    --------
     Total Expenses...............................................       115         6,123      8,103      36,190      31,977
                                                                      ------      --------   --------  ----------    --------
  Fees Waived, Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................      (102)           --         --          --          --
  Fees Paid Indirectly............................................        --            --         --          --         (90)
                                                                      ------      --------   --------  ----------    --------
  Net Expenses....................................................        13         6,123      8,103      36,190      31,887
                                                                      ------      --------   --------  ----------    --------
  Net Investment Income (Loss)....................................       341        18,602     20,326     103,607      60,426
                                                                      ------      --------   --------  ----------    --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       115            --         --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................         1        23,130     63,561     377,401      (5,116)
    Futures.......................................................       262            --        457          --          --
    Foreign Currency Transactions**...............................       390            34       (790)       (927)     (1,834)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     5,884       127,879    324,520     913,032     674,241
    Futures.......................................................       146            --         --          --          --
    Translation of Foreign Currency Denominated Amounts...........       190            (2)        45          74         (45)
                                                                      ------      --------   --------  ----------    --------
  Net Realized and Unrealized Gain (Loss).........................     6,988       151,041    387,793   1,289,580     667,246
                                                                      ------      --------   --------  ----------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $7,329      $169,643   $408,119  $1,393,187    $727,672
                                                                      ======      ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                            Enhanced U.S. Large    U.S. Large Cap Value      U.S. Targeted Value
                                             Company Portfolio           Portfolio                Portfolio
                                           --------------------  ------------------------  ----------------------
                                           Six Months    Year    Six Months       Year     Six Months     Year
                                              Ended     Ended       Ended        Ended        Ended      Ended
                                            April 30,  Oct. 31,   April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013       2012       2013          2012        2013        2012
                                           ----------- --------  -----------  -----------  ----------- ----------
                                           (Unaudited)           (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $    663   $  1,469  $    85,008  $   154,843  $   27,378  $   29,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      (491)       245      370,791      318,427      79,065     181,414
    Futures...............................    19,942     30,568           --           --        (402)      3,336
    Foreign Currency Transactions.........      (913)     1,331           --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     1,534        594    1,091,167      824,744     459,962     176,832
    Futures...............................     4,948     (6,586)          --           --          --          --
    Translation of Foreign Currency
     Denominated Amounts..................       663       (857)          --           --          --          --
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    26,346     26,764    1,546,966    1,298,014     566,003     390,699
                                            --------   --------  -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R1 Shares.......................        --         --           --           --        (459)       (374)
    Class R2 Shares.......................        --         --           --           --        (117)        (76)
    Institutional Class Shares............    (1,111)    (2,785)     (92,857)    (150,153)    (28,487)    (24,124)
  Net Short-Term Gains:
    Class R1 Shares.......................        --         --           --           --        (162)         --
    Class R2 Shares.......................        --         --           --           --         (43)         --
    Institutional Class Shares............        --         --           --           --      (9,669)         --
  Net Long-Term Gains:
    Class R1 Shares.......................        --         --           --           --      (2,657)       (356)
    Class R2 Shares.......................        --         --           --           --        (709)        (86)
    Institutional Class Shares............        --         --           --           --    (158,843)    (19,426)
                                            --------   --------  -----------  -----------  ----------  ----------
     Total Distributions..................    (1,111)    (2,785)     (92,857)    (150,153)   (201,146)    (44,442)
                                            --------   --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    25,745     26,869    1,359,469    1,501,347     425,555     782,957
  Shares Issued in Lieu of Cash
   Distributions..........................       962      2,573       85,555      139,904     179,146      40,767
  Shares Redeemed.........................   (35,297)   (34,538)    (940,743)  (1,794,871)   (448,004)   (662,151)
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    (8,590)    (5,096)     504,281     (153,620)    156,697     161,573
                                            --------   --------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    16,645     18,883    1,958,390      994,241     521,554     507,830
Net Assets
  Beginning of Period.....................   190,011    171,128    8,334,585    7,340,344   3,051,809   2,543,979
                                            --------   --------  -----------  -----------  ----------  ----------
  End of Period...........................  $206,656   $190,011  $10,292,975  $ 8,334,585  $3,573,363  $3,051,809
                                            ========   ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     2,615      3,051       55,665       72,600      23,623      48,542
  Shares Issued in Lieu of Cash
   Distributions..........................       103        314        3,643        6,979      10,844       2,677
  Shares Redeemed.........................    (3,611)    (3,906)     (39,107)     (86,993)    (24,942)    (40,606)
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      (893)      (541)      20,201       (7,414)      9,525      10,613
                                            ========   ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................  $  1,557   $  2,005  $    17,517  $    25,366  $    2,260  $    3,945

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Small Cap Value
                                                   Portfolio         U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio
                                           ------------------------  ---------------------------  ---------------------------
                                           Six Months       Year     Six Months        Year       Six Months        Year
                                              Ended        Ended        Ended         Ended          Ended         Ended
                                            April 30,     Oct. 31,    April 30,      Oct. 31,      April 30,      Oct. 31,
                                              2013          2012        2013           2012          2013           2012
                                           -----------  -----------  -----------     ----------   -----------    -----------
                                           (Unaudited)               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    74,982  $    53,970  $   54,353     $   78,378    $   74,697    $   111,804
  Capital Gain Distributions Received
   from Investment Securities.............          --           --          --             36            --            105
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     213,073      430,201      15,630         35,359        26,016         73,466
    Futures...............................       1,840          954          --             --            --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     978,070      522,870     746,259        455,880     1,076,031        694,545
    Futures...............................          --         (536)         --             --            --             --
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   1,267,965    1,007,459     816,242        569,653     1,176,744        879,920
                                           -----------  -----------  ----------      ----------   ----------     -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............     (74,197)     (50,536)    (52,783)       (73,066)      (73,910)       (99,623)
  Net Short-Term Gains:
    Institutional Class Shares............     (15,668)          --          --             --            --             --
  Net Long-Term Gains:
    Institutional Class Shares............    (380,218)     (89,379)         --             --       (55,772)            --
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Total Distributions..................    (470,083)    (139,915)    (52,783)       (73,066)     (129,682)       (99,623)
                                           -----------  -----------  ----------      ----------   ----------     -----------
Capital Share Transactions (1):
  Shares Issued...........................     766,673    1,130,039     864,936      1,316,460       908,382      1,284,909
  Shares Issued in Lieu of Cash
   Distributions..........................     427,716      131,338      47,496         66,157       125,823         96,744
  Shares Redeemed.........................  (1,079,364)  (1,581,314)   (461,678)      (733,642)     (595,789)    (1,057,872)
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     115,025     (319,937)    450,754        648,975       438,416        323,781
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Total Increase (Decrease) in Net
      Assets..............................     912,907      547,607   1,214,213      1,145,562     1,485,478      1,104,078
Net Assets
  Beginning of Period.....................   7,088,470    6,540,863   4,876,973      3,731,411     6,923,984      5,819,906
                                           -----------  -----------  ----------      ----------   ----------     -----------
  End of Period........................... $ 8,001,377  $ 7,088,470  $6,091,186     $4,876,973    $8,409,462    $ 6,923,984
                                           ===========  ===========  ==========      ==========   ==========     ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................      27,720       45,152      67,105        114,530        71,104        113,356
  Shares Issued in Lieu of Cash
   Distributions..........................      16,874        5,754       3,767          5,842        10,274          8,679
  Shares Redeemed.........................     (39,979)     (62,499)    (35,797)       (63,857)      (46,717)       (93,203)
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................       4,615      (11,593)     35,075         56,515        34,661         28,832
                                           ===========  ===========  ==========      ==========   ==========     ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $       879  $        94  $   12,031     $   10,461    $   16,686    $    15,899

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Vector Equity Portfolio U.S. Small Cap Portfolio U.S. Micro Cap Portfolio
                                             ---------------------------  ----------------------   ----------------------
                                             Six Months        Year       Six Months      Year     Six Months      Year
                                                Ended         Ended          Ended       Ended        Ended       Ended
                                              April 30,      Oct. 31,      April 30,    Oct. 31,    April 30,    Oct. 31,
                                                2013           2012          2013         2012        2013         2012
                                             -----------     ----------   -----------  ----------  -----------  ----------
                                             (Unaudited)                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $   20,154     $   28,165    $   45,257   $   47,882  $   30,315   $   33,720
  Capital Gain Distributions Received from
   Investment Securities....................         --             18            --           --          --           --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............     10,012         41,027       119,956      254,365     111,879      220,675
    Futures.................................         --           (850)         (494)          --        (423)         385
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...................    329,248        196,524       591,079      230,453     414,243      166,031
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................    359,414        264,884       755,798      532,700     556,014      420,811
                                             ----------      ----------   ----------   ----------  ----------   ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..............    (18,866)       (26,665)      (44,437)     (41,256)    (34,858)     (30,423)
  Net Short-Term Gains:
    Institutional Class Shares..............         --             --        (8,279)          --          --           --
  Net Long-Term Gains:
    Institutional Class Shares..............     (3,507)            --      (228,672)          --    (176,365)          --
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Total Distributions....................    (22,373)       (26,665)     (281,388)     (41,256)   (211,223)     (30,423)
                                             ----------      ----------   ----------   ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.............................    299,986        363,121       698,941    1,000,664     319,716      389,014
  Shares Issued in Lieu of Cash
   Distributions............................     21,964         26,213       259,714       38,143     196,436       28,484
  Shares Redeemed...........................   (212,158)      (470,271)     (463,259)    (737,229)   (347,928)    (627,647)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions............    109,792        (80,937)      495,396      301,578     168,224     (210,149)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Total Increase (Decrease) in Net
      Assets................................    446,833        157,282       969,806      793,022     513,015      180,239
Net Assets
  Beginning of Period.......................  2,009,177      1,851,895     4,563,345    3,770,323   3,437,958    3,257,719
                                             ----------      ----------   ----------   ----------  ----------   ----------
  End of Period............................. $2,456,010     $2,009,177    $5,533,151   $4,563,345  $3,950,973   $3,437,958
                                             ==========      ==========   ==========   ==========  ==========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................     24,011         33,038        29,136       45,541      21,062       27,509
  Shares Issued in Lieu of Cash
   Distributions............................      1,838          2,473        11,794        1,786      13,951        2,109
  Shares Redeemed...........................    (16,994)       (42,602)      (19,674)     (33,325)    (23,160)     (44,113)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............      8,855         (7,091)       21,256       14,002      11,853      (14,495)
                                             ==========      ==========   ==========   ==========  ==========   ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $    3,778     $    2,490    $    6,122   $    5,302  $     (633)  $    3,910

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             DFA Real Estate Securities Large Cap International International Core Equity
                                                    Portfolio                  Portfolio               Portfolio
                                             -------------------------  ----------------------  -----------------------
                                             Six Months       Year      Six Months     Year     Six Months       Year
                                                Ended        Ended         Ended      Ended        Ended        Ended
                                              April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,     Oct. 31,
                                                2013          2012         2013        2012        2013          2012
                                             -----------   ----------   ----------- ----------  -----------  -----------
                                             (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $   59,371    $   78,788   $   34,468  $   63,623  $  103,641   $   181,573
  Capital Gain Distributions Received from
   Investment Securities....................      8,460        16,390           --          --          --            --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............      6,230        (1,763)     (15,247)    (18,104)      6,684       (40,937)
    Futures.................................         --           (46)          --          --          --            --
    Foreign Currency Transactions*..........         --            --         (187)       (353)     (1,185)          114
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...............................    637,870       355,961      293,305      69,627     916,985       185,568
    Translation of Foreign Currency
     Denominated Amounts....................         --            --           30         (82)        (38)         (120)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................    711,931       449,330      312,369     114,711   1,026,087       326,198
                                             ----------    ----------   ----------  ----------  ----------   -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..............    (55,890)      (99,783)     (23,503)    (60,808)    (61,073)     (176,198)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Total Distributions....................    (55,890)      (99,783)     (23,503)    (60,808)    (61,073)     (176,198)
                                             ----------    ----------   ----------  ----------  ----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................    544,922       826,214      345,982     634,549   1,024,387     1,839,473
  Shares Issued in Lieu of Cash
   Distributions............................     54,239        96,714       22,132      57,573      58,778       169,856
  Shares Redeemed...........................   (320,704)     (654,733)    (271,333)   (394,415)   (612,054)   (1,072,475)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions............    278,457       268,195       96,781     297,707     471,111       936,854
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Total Increase (Decrease) in Net
      Assets................................    934,498       617,742      385,647     351,610   1,436,125     1,086,854
Net Assets
  Beginning of Period.......................  3,716,389     3,098,647    2,055,759   1,704,149   6,482,738     5,395,884
                                             ----------    ----------   ----------  ----------  ----------   -----------
  End of Period............................. $4,650,887    $3,716,389   $2,441,406  $2,055,759  $7,918,863   $ 6,482,738
                                             ==========    ==========   ==========  ==========  ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................     19,983        32,929       17,693      36,185      94,741       190,598
  Shares Issued in Lieu of Cash
   Distributions............................      2,082         3,972        1,159       3,432       5,598        18,393
  Shares Redeemed...........................    (11,880)      (26,322)     (13,899)    (22,604)    (57,155)     (112,419)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............     10,185        10,579        4,953      17,013      43,184        96,572
                                             ==========    ==========   ==========  ==========  ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $   27,080    $   23,599   $   19,673  $    8,708  $   67,823   $    25,255

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $1, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  International Small       Japanese Small      Asia Pacific Small
                                                   Company Portfolio       Company Portfolio     Company Portfolio
                                                -----------------------  --------------------  --------------------
                                                Six Months      Year     Six Months    Year    Six Months    Year
                                                   Ended       Ended        Ended     Ended       Ended     Ended
                                                 April 30,    Oct. 31,    April 30,  Oct. 31,   April 30,  Oct. 31,
                                                   2013         2012        2013       2012       2013       2012
                                                ----------- -----------  ----------- --------  ----------- --------
                                                (Unaudited)              (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   79,534  $   152,324   $  4,373   $  5,072   $  3,397   $  7,452
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    121,843       53,955      6,271     (5,341)     1,740      4,091
    Futures....................................        (29)           9         --        (75)        --        (33)
    Foreign Currency Transactions*.............     (1,145)         401       (268)       120         40        (56)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    783,843      133,610     85,864     (6,790)    18,125      6,664
    Futures....................................         30           (1)        --          1         --          1
    Translation of Foreign Currency
     Denominated Amounts.......................        (54)        (530)      (115)       (23)        (7)       (12)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    984,022      339,768     96,125     (7,036)    23,295     18,107
                                                ----------  -----------   --------   --------   --------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (58,320)    (163,885)    (2,836)    (4,541)    (7,603)    (9,333)
  Net Long-Term Gains:
    Institutional Class Shares.................    (39,012)    (108,621)        --         --         --         --
                                                ----------  -----------   --------   --------   --------   --------
     Total Distributions.......................    (97,332)    (272,506)    (2,836)    (4,541)    (7,603)    (9,333)
                                                ----------  -----------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued................................    587,418    1,391,405    127,552    198,642     29,434    110,755
  Shares Issued in Lieu of Cash
   Distributions...............................     92,887      262,078      2,638      4,202      7,183      8,531
  Shares Redeemed..............................   (602,158)  (1,131,600)   (21,936)   (60,419)   (19,589)   (29,131)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     78,147      521,883    108,254    142,425     17,028     90,155
                                                ----------  -----------   --------   --------   --------   --------
     Total Increase (Decrease) in Net
      Assets...................................    964,837      589,145    201,543    130,848     32,720     98,929
Net Assets
  Beginning of Period..........................  6,423,160    5,834,015    293,968    163,120    238,191    139,262
                                                ----------  -----------   --------   --------   --------   --------
  End of Period................................ $7,387,997  $ 6,423,160   $495,511   $293,968   $270,911   $238,191
                                                ==========  ===========   ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................     36,124       95,525      8,019     12,557      1,183      5,147
  Shares Issued in Lieu of Cash
   Distributions...............................      6,000       19,065        173        282        309        410
  Shares Redeemed..............................    (37,137)     (77,790)    (1,309)    (3,928)      (834)    (1,342)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      4,987       36,800      6,883      8,911        658      4,215
                                                ==========  ===========   ========   ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $   24,504  $     3,290   $  3,265   $  1,728   $ (3,427)  $    779

----------
* Net of foreign capital gain taxes withheld of $9, $4, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               United Kingdom Small    Continental Small   DFA International Real
                                                 Company Portfolio     Company Portfolio   Estate Securities Portfolio
                                               --------------------  --------------------  --------------------------
                                               Six Months    Year    Six Months    Year    Six Months       Year
                                                  Ended     Ended       Ended     Ended       Ended        Ended
                                                April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                  2013       2012       2013       2012       2013          2012
                                               ----------- --------  ----------- --------  -----------    ----------
                                               (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................   $   379   $    856   $  1,164   $  3,068  $   34,097    $   66,041
  Net Realized Gain (Loss) on:
    Investment Securities Sold................       835       (281)     1,466     (2,677)    (18,160)      (33,417)
    Futures...................................        --          6         29        (25)        888            --
    Foreign Currency Transactions.............        (1)         6         (6)       (25)       (633)           34
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     3,283      5,744     13,754        585     238,017       228,123
    Futures...................................        --         --        (29)        --          --            --
    Translation of Foreign Currency
     Denominated Amounts......................         3         (2)         4         72         (24)          (24)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     4,499      6,329     16,382        998     254,185       260,757
                                                 -------   --------   --------   --------  ----------     ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................      (392)      (992)      (520)    (2,958)   (181,848)      (54,030)
                                                 -------   --------   --------   --------  ----------     ----------
     Total Distributions......................      (392)      (992)      (520)    (2,958)   (181,848)      (54,030)
                                                 -------   --------   --------   --------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................     1,093      1,858      2,664     11,823     355,649       416,378
  Shares Issued in Lieu of Cash
   Distributions..............................       297        752        388      2,148     180,122        53,300
  Shares Redeemed.............................    (3,504)   (10,500)    (9,579)   (23,147)   (170,419)     (204,853)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    (2,114)    (7,890)    (6,527)    (9,176)    365,352       264,825
                                                 -------   --------   --------   --------  ----------     ----------
     Total Increase (Decrease) in Net
      Assets..................................     1,993     (2,553)     9,335    (11,136)    437,689       471,552
Net Assets
  Beginning of Period.........................    31,316     33,869    106,316    117,452   1,531,708     1,060,156
                                                 -------   --------   --------   --------  ----------     ----------
  End of Period...............................   $33,309   $ 31,316   $115,651   $106,316  $1,969,397    $1,531,708
                                                 =======   ========   ========   ========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................        37         76        166        842      66,520        84,674
  Shares Issued in Lieu of Cash
   Distributions..............................        10         34         26        166      35,388        12,309
  Shares Redeemed.............................      (118)      (429)      (630)    (1,693)    (32,320)      (42,864)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................       (71)      (319)      (438)      (685)     69,588        54,119
                                                 =======   ========   ========   ========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)...........................   $   136   $    149   $    924   $    280  $ (194,025)   $  (46,274)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA Global Real Estate   DFA International Small   International Vector
                                            Securities Portfolio      Cap Value Portfolio       Equity Portfolio
                                           ----------------------  ------------------------  ---------------------
                                           Six Months     Year     Six Months       Year     Six Months     Year
                                              Ended      Ended        Ended        Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013          2012        2013        2012
                                           ----------- ----------  -----------  -----------  ----------- ---------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   73,934  $   36,495  $   120,773  $   176,655   $  8,585   $  14,617
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     (2,565)     (2,760)      71,173      130,909      6,299       2,944
    Foreign Currency Transactions*........         --     138,125       (1,756)       1,183       (100)        (98)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    170,366          --    1,439,113      203,828     79,234      13,867
    Translation of Foreign Currency
     Denominated Amounts..................         --          --          182         (393)        --         (30)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    241,735     171,860    1,629,485      512,182     94,018      31,300
                                           ----------  ----------  -----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (84,341)    (25,716)     (69,563)    (187,200)    (4,602)    (14,204)
  Net Short-Term Gains:
    Institutional Class Shares............         --          --           --      (11,429)        --          --
  Net Long-Term Gains:
    Institutional Class Shares............         --          --     (117,102)    (126,221)    (2,044)     (6,473)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Total Distributions..................    (84,341)    (25,716)    (186,665)    (324,850)    (6,646)    (20,677)
                                           ----------  ----------  -----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................    334,926     445,794      889,448    1,698,080     99,249     241,502
  Shares Issued in Lieu of Cash
   Distributions..........................     82,056      25,115      173,258      304,574      6,418      19,813
  Shares Redeemed.........................   (160,409)   (170,854)    (763,177)  (1,382,520)   (46,841)   (121,119)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........    256,573     300,055      299,529      620,134     58,826     140,196
                                           ----------  ----------  -----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................    413,967     446,199    1,742,349      807,466    146,198     150,819
Net Assets
  Beginning of Period.....................  1,315,547     869,348    8,266,610    7,459,144    561,399     410,580
                                           ----------  ----------  -----------  -----------   --------   ---------
  End of Period........................... $1,729,514  $1,315,547  $10,008,959  $ 8,266,610   $707,597   $ 561,399
                                           ==========  ==========  ===========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     35,892      51,866       54,651      117,598     10,032      27,490
  Shares Issued in Lieu of Cash
   Distributions..........................      9,335       3,385       11,209       22,510        666       2,341
  Shares Redeemed.........................    (17,407)    (20,069)     (46,870)     (97,364)    (4,738)    (13,627)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     27,820      35,182       18,990       42,744      5,960      16,204
                                           ==========  ==========  ===========  ===========   ========   =========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $    1,216  $   11,623  $    65,857  $    14,647   $  5,439   $   1,456

----------
* Net of foreign capital gain taxes withheld of $0, $0, $6, $13, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                         World ex
                                                                                           World ex      U.S. Core
                                                                   World ex U.S. Value   U.S. Targeted    Equity
                                                                        Portfolio       Value Portfolio  Portfolio
                                                                   -------------------  --------------- -----------
                                                                                            Period        Period
                                                                   Six Months    Year       Nov. 1,      April 9,
                                                                      Ended     Ended     2012(a) to    2013(a) to
                                                                    April 30,  Oct. 31,    April 30,     April 30,
                                                                      2013       2012        2013          2013
                                                                   ----------- -------- --------------- -----------
                                                                   (Unaudited)            (Unaudited)   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................................   $   890   $ 1,596      $   184        $
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        64        79          191          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     1,086        61          242          --
    Futures.......................................................        --        (1)          --          --
    Foreign Currency Transactions.................................        (8)      (10)          (1)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     6,399       430        4,801          21
    Translation of Foreign Currency Denominated Amounts...........       (19)       (1)          --          --
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................     8,412     2,154        5,417          21
                                                                     -------   -------      -------        ----
Distributions From:
  Net Investment Income:
    Institutional Class Shares....................................      (620)   (1,432)        (124)         --
  Net Short-Term Gains:
    Institutional Class Shares....................................        --        (6)          --          --
                                                                     -------   -------      -------        ----
     Total Distributions..........................................      (620)   (1,438)        (124)         --
                                                                     -------   -------      -------        ----
Capital Share Transactions (1):
  Shares Issued...................................................    29,247    15,365       55,765         949
  Shares Issued in Lieu of Cash Distributions.....................       585     1,370          124          --
  Shares Redeemed.................................................    (2,646)   (7,419)        (861)        (63)
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) from Capital Share Transactions......    27,186     9,316       55,028         886
                                                                     -------   -------      -------        ----
     Total Increase (Decrease) in Net Assets......................    34,978    10,032       60,321         907
Net Assets
  Beginning of Period.............................................    57,197    47,165           --          --
                                                                     -------   -------      -------        ----
  End of Period...................................................   $92,175   $57,197      $60,321        $907
                                                                     =======   =======      =======        ====
(1) Shares Issued and Redeemed:
  Shares Issued...................................................     2,736     1,625        5,318          95
  Shares Issued in Lieu of Cash Distributions.....................        57       152           12          --
  Shares Redeemed.................................................      (251)     (756)         (80)         (6)
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) from Shares Issued and Redeemed......     2,542     1,021        5,250          89
                                                                     =======   =======      =======        ====
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................   $   600   $   330      $    60        $ --

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             Selectively Hedged       Emerging Markets     Emerging Markets Small
                                           Global Equity Portfolio        Portfolio             Cap Portfolio
                                           ----------------------  ----------------------  ----------------------
                                                         Period
                                           Six Months   Nov. 14,   Six Months     Year     Six Months     Year
                                              Ended      2011(a)      Ended      Ended        Ended      Ended
                                            April 30,  to Oct. 31,  April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013        2012        2013        2012
                                           ----------- ----------- ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............   $   341     $   536   $   18,602  $   54,306  $   20,326  $   46,726
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies..............................       115          --           --          --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold............         1        (275)      23,130      31,303      63,561     101,576
    Futures...............................       262         110           --          --         457        (812)
    Foreign Currency Transactions*........       390         163           34        (543)       (790)     (1,523)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     5,884       2,557      127,879      25,377     324,520       9,556
    Futures...............................       146         (17)          --          --          --          --
    Translation of Foreign Currency
     Denominated Amounts..................       190         (93)          (2)         18          45         (21)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     7,329       2,981      169,643     110,461     408,119     155,502
                                             -------     -------   ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............      (330)       (534)     (13,978)    (49,445)    (25,472)    (40,500)
  Net Short-Term Gains:
    Institutional Class Shares............       (43)         --           --          --      (3,428)         --
  Net Long-Term Gains:
    Institutional Class Shares............       (56)         --      (30,527)    (90,351)    (92,100)    (37,112)
                                             -------     -------   ----------  ----------  ----------  ----------
     Total Distributions..................      (429)       (534)     (44,505)   (139,796)   (121,000)    (77,612)
                                             -------     -------   ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    34,227      32,522      503,001     860,651     820,191   1,164,899
  Shares Issued in Lieu of Cash
   Distributions..........................       429         533       41,834     130,084     104,827      68,580
  Shares Redeemed.........................    (1,099)       (552)    (347,124)   (477,258)   (190,867)   (236,441)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    33,557      32,503      197,711     513,477     734,151     997,038
                                             -------     -------   ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    40,457      34,950      322,849     484,142   1,021,270   1,074,928
Net Assets
  Beginning of Period.....................    34,950          --    2,797,177   2,313,035   2,907,673   1,832,745
                                             -------     -------   ----------  ----------  ----------  ----------
  End of Period...........................   $75,407     $34,950   $3,120,026  $2,797,177  $3,928,943  $2,907,673
                                             =======     =======   ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     2,921       3,216       18,597      34,114      38,724      59,256
  Shares Issued in Lieu of Cash
   Distributions..........................        39          53        1,554       5,452       5,106       3,782
  Shares Redeemed.........................       (93)        (53)     (12,873)    (18,952)     (9,052)    (12,340)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     2,867       3,216        7,278      20,614      34,778      50,698
                                             =======     =======   ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................   $   177     $   166   $   12,930  $    8,306  $    1,305  $    6,451

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $86, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                Emerging Markets Value     Emerging Markets Core
                                                                       Portfolio             Equity Portfolio
                                                               ------------------------  ------------------------
                                                               Six Months       Year     Six Months       Year
                                                                  Ended        Ended        Ended        Ended
                                                                April 30,     Oct. 31,    April 30,     Oct. 31,
                                                                  2013          2012        2013          2012
                                                               -----------  -----------  -----------  -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   103,607  $   308,227  $    60,426  $   155,928
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     377,401      362,676       (5,116)      (8,860)
    Futures...................................................          --       (1,255)          --        1,190
    Foreign Currency Transactions*............................        (927)      (4,701)      (1,834)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     913,032     (535,878)     674,241      122,105
    Translation of Foreign Currency Denominated Amounts.......          74         (113)         (45)         (51)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,393,187      128,956      727,672      269,012
                                                               -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................................        (519)      (1,576)          --           --
    Institutional Class Shares................................    (105,739)    (285,978)     (51,518)    (139,837)
  Net Long-Term Gains:
    Class R2 Shares...........................................      (2,090)      (1,207)          --           --
    Institutional Class Shares................................    (342,441)    (187,999)          --           --
                                                               -----------  -----------  -----------  -----------
     Total Distributions......................................    (450,789)    (476,760)     (51,518)    (139,837)
                                                               -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................................   1,958,779    5,108,640    2,598,499    4,068,293
  Shares Issued in Lieu of Cash Distributions.................     422,106      439,131       46,677      126,291
  Shares Redeemed.............................................  (1,471,144)  (2,319,607)    (693,619)  (1,096,525)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions............................................     909,741    3,228,164    1,951,557    3,098,059
                                                               -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,852,139    2,880,360    2,627,711    3,227,234
Net Assets
  Beginning of Period.........................................  16,688,730   13,808,370    8,594,707    5,367,473
                                                               -----------  -----------  -----------  -----------
  End of Period............................................... $18,540,869  $16,688,730  $11,222,418  $ 8,594,707
                                                               ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................      66,301      181,833      129,044      218,730
  Shares Issued in Lieu of Cash Distributions.................      14,606       16,750        2,337        7,108
  Shares Redeemed.............................................     (50,080)     (82,979)     (34,705)     (60,020)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed................................................      30,827      115,604       96,676      165,818
                                                               ===========  ===========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................. $    37,641  $    40,292  $    35,484  $    26,576

----------
* Net of foreign capital gain taxes withheld of $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                Enhanced U.S. Large Company Portfolio
                         --------------------------------------------------------------------------------     ------------------
                                                                                     Period
                         Six Months      Year      Year      Year       Year        Dec. 1,          Year        Six Months
                            Ended       Ended     Ended     Ended      Ended        2007 to         Ended           Ended
                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,       April 30,
                            2013         2012      2011      2010       2009          2008           2007           2013
---------------------------------------------------------------------------------------------------------------------------------
                         (Unaudited)                                                                             (Unaudited)
Net Asset Value,
 Beginning of Period....  $   9.29     $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95     $     22.34
                          --------     --------  --------  --------  --------    --------        --------     -----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............      0.03         0.07      0.07      0.07      0.05        0.39            0.30            0.22
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......      1.30         1.20      0.56      1.05      0.61       (3.74)           0.45            3.86
                          --------     --------  --------  --------  --------    --------        --------     -----------
  Total from
   Investment
   Operations...........      1.33         1.27      0.63      1.12      0.66       (3.35)           0.75            4.08
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................     (0.06)       (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)          (0.25)
 Net Realized Gains.....        --           --        --        --     (0.06)      (0.73)          (0.43)             --
                          --------     --------  --------  --------  --------    --------        --------     -----------
  Total Distributions...     (0.06)       (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)          (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................  $  10.56     $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91     $     26.17
======================== ===========   ========  ========  ========  ========    ========        ========     ===========
Total Return............     14.35%(C)    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%          18.38%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).....  $206,656     $190,011  $171,128  $157,730  $165,231    $200,331        $337,050     $10,292,975
Ratio of Expenses to
 Average Net
 Assets.................      0.25%(B)     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)        0.27%(B)(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............      0.25%(B)     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)        0.27%(B)(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............      0.68%(B)     0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%           1.87%(B)
Portfolio Turnover
 Rate...................        35%(C)       76%      140%       78%       46%*       N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

                                               U.S. Large Cap Value Portfolio
                         -----------------------------------------------------------------------------------------
                                                                                          Period
                              Year           Year           Year           Year          Dec. 1,            Year
                             Ended          Ended          Ended          Ended          2007 to           Ended
                            Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                              2012           2011           2010           2009            2008             2007
---------------------------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period.... $    19.29     $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                         ----------     ----------     ----------     ----------     ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............       0.41           0.33           0.33           0.31           0.36              0.33
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......       3.04           0.70           2.76           1.28          (8.83)            (0.43)
                         ----------     ----------     ----------     ----------     ----------        ----------
  Total from
   Investment
   Operations...........       3.45           1.03           3.09           1.59          (8.47)            (0.10)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....         --             --             --          (0.02)         (1.04)            (0.54)
                         ----------     ----------     ----------     ----------     ----------        ----------
  Total Distributions...      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................. $    22.34     $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
======================== ==========     ==========     ==========     ==========     ==========        ==========
Total Return............      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
 Average Net
 Assets.................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............       1.99%          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover
 Rate...................        N/A            N/A            N/A            N/A            N/A               N/A
---------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            U.S. Targeted Value Portfolio-Class R1 Shares+
                                                   ----------------------------------------------------------
                                                                                                         Period
                                                   Six Months      Year     Year    Year      Year      Jan. 31,
                                                      Ended       Ended    Ended    Ended    Ended     2008(a) to
                                                    April 30,    Oct. 31, Oct. 31, Oct.31,  Oct. 31,    Oct. 31,
                                                      2013         2012     2011    2010      2009        2008
---------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.28     $ 15.32  $ 14.75  $ 11.73  $ 10.92   $ 14.69
                                                     -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.14        0.15     0.10     0.07     0.12      0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      2.91        2.06     0.60     3.07     0.87     (3.76)
                                                     -------     -------  -------  -------  -------   -------
   Total from Investment Operations...............      3.05        2.21     0.70     3.14     0.99     (3.63)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.16)      (0.13)   (0.10)   (0.12)   (0.18)    (0.14)
  Net Realized Gains..............................     (0.98)      (0.12)   (0.03)      --       --        --
                                                     -------     -------  -------  -------  -------   -------
   Total Distributions............................     (1.14)      (0.25)   (0.13)   (0.12)   (0.18)    (0.14)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 19.19     $ 17.28  $ 15.32  $ 14.75  $ 11.73   $ 10.92
=================================================  ===========   ======== ======== =======  ======== ==========
Total Return......................................     18.68%(C)   14.67%    4.69%   26.93%    9.36%   (24.96)%(C)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $62,651     $49,423  $45,132  $41,316  $31,393   $25,599
Ratio of Expenses to Average Net Assets...........      0.48%(B)    0.48%    0.48%    0.49%    0.52%     0.50%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.53%(B)    0.93%    0.61%    0.59%    1.12%     1.24%(B)(E)
Portfolio Turnover Rate...........................         7%(C)      20%      23%      20%      17%       20%(C)
---------------------------------------------------------------------------------------------------------------------

                                                            U.S. Targeted Value Portfolio-Class R2 Shares+
                                                   ----------------------------------------------------------
                                                                                                         Period
                                                   Six Months      Year     Year     Year     Year      June 30,
                                                      Ended       Ended    Ended    Ended    Ended     2008(a) to
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,    Oct. 31,
                                                      2013         2012     2011     2010     2009        2008
--------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.26     $ 15.31  $ 14.76   $11.74   $10.91   $ 13.94
                                                     -------     -------  -------   ------   ------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.12        0.13     0.07     0.05     0.10      0.05
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      2.91        2.05     0.60     3.07     0.88     (3.02)
                                                     -------     -------  -------   ------   ------   -------
   Total from Investment Operations...............      3.03        2.18     0.67     3.12     0.98     (2.97)
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.15)      (0.11)   (0.09)   (0.10)   (0.15)    (0.06)
  Net Realized Gains..............................     (0.98)      (0.12)   (0.03)      --       --        --
                                                     -------     -------  -------   ------   ------   -------
   Total Distributions............................     (1.13)      (0.23)   (0.12)   (0.10)   (0.15)    (0.06)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 19.16     $ 17.26  $ 15.31   $14.76   $11.74   $ 10.91
=================================================  ===========   ======== ======== ======== ======== ==========
Total Return......................................     18.59%(C)   14.46%    4.50%   26.66%    9.23%   (21.40)%(C)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $17,311     $12,754  $10,918   $5,967   $2,930   $ 1,715
Ratio of Expenses to Average Net Assets...........      0.63%(B)    0.63%    0.63%    0.64%    0.67%     0.66%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.37%(B)    0.78%    0.42%    0.44%    0.91%     1.35%(B)(E)
Portfolio Turnover Rate...........................         7%(C)      20%      23%      20%      17%       20%(C)
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                U.S. Targeted Value Portfolio-Institutional Class Shares
                               -------------------------------------------------------------------------------------
                                                                                                 Period
                                Six Months       Year        Year        Year        Year       Dec. 1,          Year
                                   Ended        Ended       Ended       Ended       Ended       2007 to         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                   2013          2012        2011        2010        2009         2008           2007
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    17.28     $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                               ----------     ----------  ----------  ----------  ----------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)..................       0.15           0.17        0.12        0.09        0.12      0.18          0.20
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       2.91           2.06        0.59        3.06        0.88     (4.68)        (1.32)
                               ----------     ----------  ----------  ----------  ----------  --------      --------
  Total from Investment
   Operations.................       3.06           2.23        0.71        3.15        1.00     (4.50)        (1.12)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........      (0.17)         (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
 Net Realized Gains...........      (0.98)         (0.12)      (0.03)         --          --     (0.40)        (1.48)
                               ----------     ----------  ----------  ----------  ----------  --------      --------
  Total Distributions.........      (1.15)         (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    19.19     $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
============================== ===========    ==========  ==========  ==========  ==========  ========      ========
Total Return..................      18.72%(C)      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,493,401     $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average
 Net Assets...................       0.37%(B)       0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.66%(B)       1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate.......          7%(C)         20%         23%         20%         17%       20%(C)         9%(C)*
---------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Small Cap Value Portfolio
                               ---------------------------------------------------------------------------------------------
                                                                                                     Period
                                Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                   Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                   2013          2012        2011        2010         2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.57     $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)..................       0.28           0.20        0.16        0.09        0.04          0.18              0.30
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       4.43           3.38        1.00        4.79        1.54         (7.86)            (2.72)
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
  Total from Investment
   Operations.................       4.71           3.58        1.16        4.88        1.58         (7.68)            (2.42)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........      (0.28)         (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
 Net Realized Gains...........      (1.52)         (0.33)         --          --          --         (2.27)            (2.40)
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
  Total Distributions.........      (1.80)         (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    29.48     $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return..................      18.83%(C)      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,001,377     $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average
 Net Assets...................       0.52%(B)       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.03%(B)       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate.......          6%(C)         15%         14%         19%         21%+         N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                           U.S. Core Equity 1 Portfolio
                            -----------------------------------------------------------------------------------------
                                                                                               Period
                             Six Months       Year        Year        Year        Year        Dec. 1,         Year
                                Ended        Ended       Ended       Ended       Ended        2007 to        Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                2013          2012        2011        2010        2009          2008          2007
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period................. $    12.11     $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...............       0.13           0.21        0.17        0.15        0.15        0.17            0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..............       1.81           1.32        0.59        1.61        0.73       (4.03)           0.35
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       1.94           1.53        0.76        1.76        0.88       (3.86)           0.54
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....      (0.13)         (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
 Net Realized Gains........         --             --          --          --          --          --           (0.03)
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions.....      (0.13)         (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    13.92     $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
=========================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return...............      16.11%(C)      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,091,186     $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to
 Average Net Assets........       0.19%(B)       0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
 Income to Average Net
 Assets....................       2.01%(B)       1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate....          1%(C)          3%          5%          4%          7%          5%(C)          10%
-----------------------------------------------------------------------------------------------------------------------

                                                           U.S. Core Equity 2 Portfolio
                            -----------------------------------------------------------------------------------------
                                                                                               Period
                             Six Months       Year        Year        Year        Year        Dec. 1,         Year
                                Ended        Ended       Ended       Ended       Ended        2007 to        Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                2013          2012        2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period................. $    11.99     $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...............       0.13           0.20        0.16        0.14        0.14        0.17            0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..............       1.84           1.36        0.54        1.64        0.66       (4.04)           0.13
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       1.97           1.56        0.70        1.78        0.80       (3.87)           0.32
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....      (0.13)         (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
 Net Realized Gains........      (0.10)            --          --          --          --          --           (0.03)
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions.....      (0.23)         (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    13.73     $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
=========================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return...............      16.59%(C)      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $8,409,462     $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to
 Average Net Assets........       0.22%(B)       0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.98%(B)       1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate....          1%(C)          5%          9%          7%          4%          8%(C)           7%
----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             U.S. Vector Equity Portfolio
                                -------------------------------------------------------------------------------------
                                                                                                  Period
                                 Six Months       Year        Year        Year        Year       Dec. 1,        Year
                                    Ended        Ended       Ended       Ended       Ended       2007 to       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                    2013          2012        2011        2010        2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    11.61     $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                ----------     ----------  ----------  ----------  ----------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................       0.11           0.16        0.12        0.10        0.11      0.15          0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.91           1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                ----------     ----------  ----------  ----------  ----------  --------      --------
   Total from Investment
    Operations.................       2.02           1.48        0.58        1.89        0.68     (3.74)        (0.09)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.11)         (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
 Net Realized Gains............      (0.02)            --          --          --          --        --         (0.18)
                                ----------     ----------  ----------  ----------  ----------  --------      --------
   Total Distributions.........      (0.13)         (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    13.50     $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
==============================  ===========    ==========  ==========  ==========  ==========  ========      ========
Total Return...................      17.52%(C)      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,456,010     $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average
 Net Assets....................       0.32%(B)       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.32%(B)       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment
 Income to Average Net Assets..       1.81%(B)       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate........          2%(C)          9%         10%         11%         11%       11%(C)        14%
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Small Cap Portfolio
                                ---------------------------------------------------------------------------------------------
                                                                                                      Period
                                 Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                    Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                    2013          2012        2011        2010         2009            2008             2007
----------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    23.11     $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.22           0.25        0.18        0.13        0.06          0.14              0.21
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       3.39           2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total from Investment
    Operations.................       3.61           2.78        1.67        4.30        1.71         (5.94)            (0.45)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.23)         (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
 Net Realized Gains............      (1.20)            --          --          --          --         (1.18)            (1.16)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total Distributions.........      (1.43)         (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    25.29     $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
=============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return...................      16.53%(C)      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,533,151     $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.83%(B)       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
Portfolio Turnover Rate........          7%(C)         16%         23%         19%         17%*         N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Micro Cap Portfolio
                                ---------------------------------------------------------------------------------------------
                                                                                                      Period
                                 Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                    Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                    2013          2012        2011        2010         2009            2008             2007
---------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.84     $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.13           0.14        0.09        0.06        0.03          0.10              0.14
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       2.17           1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total from Investment
    Operations.................       2.30           1.73        1.08        2.74        0.57         (4.22)            (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.15)         (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
 Net Realized Gains............      (0.76)            --          --          --          --         (1.26)            (1.35)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total Distributions.........      (0.91)         (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    16.23     $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
=============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return...................      16.47%(C)      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,950,973     $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
Ratio of Expenses to Average
 Net Assets....................       0.52%(B)       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.66%(B)       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
Portfolio Turnover Rate........          7%(C)         15%         14%          9%         12%*         N/A               N/A
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA Real Estate Securities Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                                                      Period
                                    Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                       Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                       2013          2012        2011        2010        2009          2008           2007
-------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    25.83     $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.40           0.57        0.40        0.58        0.58        0.64            0.62
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       4.35           2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................       4.75           3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.39)         (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
 Net Realized Gains...............         --             --          --          --          --       (2.10)          (0.88)
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions............      (0.39)         (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.19     $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
================================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      18.61%(C)      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,650,887     $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
 Assets...........................       0.18%(B)       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.19%(B)       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
 Average Net Assets...............       2.96%(B)       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...........          0%(C)          0%          3%          2%          2%         13%(C)          17%
-------------------------------------------------------------------------------------------------------------------------------

                                                                Large Cap International Portfolio
                                   ------------------------------------------------------------------------------------------
                                                                                                       Period
                                    Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                       Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                     April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                       2013          2012         2011        2010        2009          2008          2007
------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    18.33     $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.30           0.60        0.63         0.48        0.48        0.68            0.68
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       2.42           0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................       2.72           1.00       (0.90)        1.91        3.64      (11.38)           4.25
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.21)         (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
 Net Realized Gains...............         --             --          --           --          --       (0.35)             --
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions............      (0.21)         (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    20.84     $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
================================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................      14.94%(C)       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,441,406     $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
 Assets...........................       0.29%(B)       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.29%(B)       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
 Average Net Assets...............       3.11%(B)       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...........          5%(C)          4%          3%           7%         12%         12%(C)           5%
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                ------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                    Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                  April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                    2013          2012         2011        2010        2009          2008          2007
---------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.10     $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................       0.16           0.31        0.33         0.23        0.23        0.37            0.35
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.39           0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................       1.55           0.51       (0.56)        1.19        2.55       (6.39)           1.89
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.09)         (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
 Net Realized Gains............         --             --          --           --          --       (0.15)          (0.04)
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........      (0.09)         (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    11.56     $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
==============================  ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................      15.48%(C)       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $7,918,863     $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........       0.39%(B)       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment
 Income to Average Net Assets..       2.93%(B)       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate........          2%(C)          5%          3%           2%          5%          4%(C)           4%
---------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout each period

                                                           International Small Company Portfolio
                                ------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                    Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                  April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                    2013          2012         2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    15.28     $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.19           0.38        0.40         0.28        0.28        0.44            0.43
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       2.13           0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................       2.32           0.77       (0.43)        2.41        4.19       (9.11)           2.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.14)         (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
 Net Realized Gains............      (0.09)         (0.28)         --           --          --       (1.17)          (0.67)
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........      (0.23)         (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    17.37     $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
=============================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................      15.38%(C)       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $7,387,997     $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average
 Net Assets (D)................       0.56%(B)       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived
 Fees) (D).....................       0.56%(B)       0.56%       0.55%        0.56%       0.57%       0.55%           0.55%
Ratio of Net Investment Income
 to Average Net Assets.........       2.33%(B)       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
----------------------------------------------------------------------------------------------------------------------------

                                                       Japanese Small Company Portfolio
                                ----------------------------------------------------------------------------
                                                                                         Period
                                Six Months      Year      Year      Year      Year      Dec. 1,        Year
                                   Ended       Ended     Ended     Ended     Ended      2007 to       Ended
                                 April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                   2013         2012      2011      2010      2009        2008         2007
--------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................  $  14.99     $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                 --------     --------  --------  --------  --------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................      0.18         0.29      0.27      0.22      0.22      0.29          0.27
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................      3.66        (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                 --------     --------  --------  --------  --------  --------      --------
   Total from Investment
    Operations.................      3.84         0.03      1.35      0.04      2.61     (4.49)        (0.25)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.13)       (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
 Net Realized Gains............        --           --        --        --        --        --            --
                                 --------     --------  --------  --------  --------  --------      --------
   Total Distributions.........     (0.13)       (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................  $  18.70     $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
=============================== ===========   ========  ========  ========  ========  ========      ========
Total Return...................     25.82%(C)     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $495,511     $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average
 Net Assets (D)................      0.57%(B)     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived
 Fees) (D).....................      0.57%(B)     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income
 to Average Net Assets.........      2.24%(B)     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
--------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               Asia Pacific Small Company Portfolio
                                           ----------------------------------------------------------------------------
                                                                                                     Period
                                           Six Months      Year       Year      Year      Year      Dec. 1,      Year
                                              Ended       Ended      Ended     Ended     Ended      2007 to     Ended
                                            April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                              2013         2012       2011      2010      2009        2008       2007
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......  $  23.22     $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                            --------     --------  --------   --------  --------  -------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........      0.33         0.87      0.85       0.69      0.50     0.83          0.79
 Net Gains (Losses) on Securities
  (Realized and Unrealized)...............      2.04         0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                            --------     --------  --------   --------  --------  -------      --------
   Total from Investment Operations.......      2.37         1.45     (1.31)      5.68      9.45   (16.21)         9.22
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................     (0.78)       (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
 Net Realized Gains.......................        --           --        --         --        --       --            --
 Return of Capital........................        --           --        --         --        --       --            --
                                            --------     --------  --------   --------  --------  -------      --------
   Total Distributions....................     (0.78)       (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  24.81     $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
========================================== ===========   ========  ========   ========  ========  ========     ========
Total Return..............................     10.47%(C)     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $270,911     $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
 Assets (D)...............................      0.59%(B)     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).........................      0.59%(B)     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to Average
 Net Assets...............................      2.72%(B)     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
-------------------------------------------------------------------------------------------------------------------------

                                                            United Kingdom Small Company Portfolio
                                           -----------------------------------------------------------------------
                                                                                                 Period
                                           Six Months      Year     Year      Year     Year     Dec. 1,      Year
                                              Ended       Ended    Ended     Ended    Ended     2007 to     Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                              2013         2012     2011      2010     2009       2008       2007
-------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......   $ 27.81     $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                             -------     -------  -------   -------  -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........      0.34        0.69     0.82      0.50     0.55     0.77         0.78
 Net Gains (Losses) on Securities
  (Realized and Unrealized)...............      3.77        4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                             -------     -------  -------   -------  -------  -------      -------
   Total from Investment Operations.......      4.11        5.16    (0.03)     4.91     5.99   (15.07)        0.70
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................     (0.35)      (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
 Net Realized Gains.......................        --          --       --        --       --    (1.22)       (1.35)
 Return of Capital........................        --          --       --        --       --    (0.01)          --
                                             -------     -------  -------   -------  -------  -------      -------
   Total Distributions....................     (0.35)      (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.57     $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
========================================== ===========   ======== ========  ======== ======== ========     ========
Total Return..............................     14.93%(C)   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $33,309     $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
 Assets (D)...............................      0.59%(B)    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).........................      0.64%(B)    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to Average
 Net Assets...............................      2.36%(B)    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
-------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------------
                                                                                                            Period
                                     Six Months         Year         Year         Year         Year        Dec. 1,
                                        Ended          Ended        Ended        Ended        Ended        2007 to
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                        2013            2012         2011         2010         2009          2008
-----------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  14.51        $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95
                                    --------        --------     --------     --------     --------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................      0.17            0.39         0.39         0.27         0.28        0.52
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................      2.17           (0.17)       (2.20)        1.89         4.29      (11.32)
                                    --------        --------     --------     --------     --------     -------
   Total from Investment
    Operations....................      2.34            0.22        (1.81)        2.16         4.57      (10.80)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............     (0.07)          (0.37)       (0.46)       (0.25)       (0.28)      (0.45)
 Net Realized Gains...............        --              --           --           --           --       (0.96)
 Return of Capital................        --              --           --           --           --       (0.01)
                                    --------        --------     --------     --------     --------     -------
   Total Distributions............     (0.07)          (0.37)       (0.46)       (0.25)       (0.28)      (1.42)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  16.78        $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     16.22%(C)        1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $115,651        $106,316     $117,452     $128,106     $110,926     $93,988
Ratio of Expenses to Average Net
 Assets...........................      0.59%(B)(D)     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................      0.59%(B)(D)     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets...............      2.12%(B)        2.78%        2.25%        1.78%        2.39%       3.04%(B)
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A         N/A
-----------------------------------------------------------------------------------------------------------------------

                                   ---------

                                       Year
                                      Ended
                                     Nov. 30,
                                       2007
------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $  20.47
                                   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................     0.40
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................     3.00
                                   --------
   Total from Investment
    Operations....................     3.40
------------------------------------------------
Less Distributions
------------------
 Net Investment Income............    (0.38)
 Net Realized Gains...............    (0.54)
 Return of Capital................       --
                                   --------
   Total Distributions............    (0.92)
------------------------------------------------
Net Asset Value, End of Period.... $  22.95
================================== ========
Total Return......................    16.99%
------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $170,909
Ratio of Expenses to Average Net
 Assets...........................     0.61%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................     0.57%(D)
Ratio of Net Investment Income to
 Average Net Assets...............     1.70%
Portfolio Turnover Rate...........      N/A
------------------------------------------------

                                                       DFA International Real Estate Securities Portfolio
                                   -----------------------------------------------------------------------------------
                                                                                                  Period         Period
                                    Six Months       Year         Year       Year      Year      Dec. 1,        March 1,
                                       Ended        Ended        Ended      Ended     Ended      2007 to       2007(a) to
                                     April 30,     Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,    Oct. 31,       Nov. 30,
                                       2013          2012         2011       2010      2009        2008           2007
-----------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.67     $     4.90  $     5.58   $   5.24  $   4.18  $   9.35       $  10.00
                                   ----------     ----------  ----------   --------  --------  --------       --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.11           0.27        0.30       0.31      0.26      0.34           0.23
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       0.67           0.75       (0.33)      0.58      0.91     (5.08)         (0.76)
                                   ----------     ----------  ----------   --------  --------  --------       --------
   Total from Investment
    Operations....................       0.78           1.02       (0.03)      0.89      1.17     (4.74)         (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.66)         (0.25)      (0.65)     (0.55)    (0.11)    (0.43)         (0.12)
 Net Realized Gains...............         --             --          --         --        --        --             --
 Return of Capital................         --             --          --         --        --        --             --
                                   ----------     ----------  ----------   --------  --------  --------       --------
   Total Distributions............      (0.66)         (0.25)      (0.65)     (0.55)    (0.11)    (0.43)         (0.12)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.79     $     5.67  $     4.90   $   5.58  $   5.24  $   4.18       $   9.35
================================== ===========    ==========  ==========   ========  ========  ========      ==========
Total Return......................      15.42%(C)      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)     (5.38)%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,969,397     $1,531,708  $1,060,156   $958,554  $742,329  $394,480       $336,840
Ratio of Expenses to Average Net
 Assets...........................       0.40%(B)       0.41%       0.42%      0.41%     0.43%     0.44%(B)       0.48%(B)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.40%(B)       0.41%       0.42%      0.41%     0.43%     0.44%(B)       0.48%(B)(E)
Ratio of Net Investment Income to
 Average Net Assets...............       4.12%(B)       5.45%       5.73%      6.42%     6.40%     5.20%(B)       3.50%(B)(E)
Portfolio Turnover Rate...........          5%(C)          3%          7%         6%        5%        1%(C)          2%(C)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          DFA Global Real Estate Securities Portfolio
                                   --------------------------------------------------------------------------------
                                                                                                                Period
                                      Six Months          Year          Year         Year         Year         June 4,
                                         Ended           Ended         Ended        Ended        Ended        2008(a) to
                                       April 30,        Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                         2013             2012          2011         2010         2009           2008
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     9.33        $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                   ----------        ----------     --------     --------     --------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.48              0.29         0.41         0.40         0.19           --
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       1.03              1.07         0.06         1.60         0.62        (3.96)
                                   ----------        ----------     --------     --------     --------      -------
   Total from Investment
    Operations....................       1.51              1.36         0.47         2.00         0.81        (3.96)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.60)            (0.24)       (0.54)       (0.47)       (0.10)          --
 Net Realized Gains...............         --                --           --           --           --           --
                                   ----------        ----------     --------     --------     --------      -------
   Total Distributions............      (0.60)            (0.24)       (0.54)       (0.47)       (0.10)          --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    10.24        $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
================================== ===========       ==========     ========     ========     ========     ==========
Total Return......................      17.18%(C)         17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,729,514        $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net
 Assets...........................       0.32%(B)(D)       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid Indirectly)...       0.55%(B)(D)       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets...............      10.24%(B)          3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........        N/A               N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

                                                           DFA International Small Cap Value Portfolio
                                   -------------------------------------------------------------------------------------------
                                                                                                        Period
                                     Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                      April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                        2013          2012         2011        2010        2009          2008          2007
-------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     15.16     $    14.85  $    16.16   $    14.92  $    10.82  $    22.05      $    21.71
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................        0.22           0.34        0.34         0.24        0.26        0.52            0.46
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......        2.70           0.61       (0.98)        1.22        4.14       (9.60)           1.66
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................        2.92           0.95       (0.64)        1.46        4.40       (9.08)           2.12
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............       (0.13)         (0.36)      (0.38)       (0.22)      (0.24)      (0.58)          (0.53)
 Net Realized Gains...............       (0.21)         (0.28)      (0.29)          --       (0.06)      (1.57)          (1.25)
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions............       (0.34)         (0.64)      (0.67)       (0.22)      (0.30)      (2.15)          (1.78)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     17.74     $    15.16  $    14.85   $    16.16  $    14.92  $    10.82      $    22.05
================================== ===========     ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................       19.60%(C)       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $10,008,959     $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859
Ratio of Expenses to Average Net
 Assets...........................        0.70%(B)       0.71%       0.70%        0.70%       0.71%       0.69%(B)        0.69%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid Indirectly)...        0.70%(B)       0.71%       0.70%        0.70%       0.71%       0.69%(B)        0.69%
Ratio of Net Investment Income to
 Average Net Assets...............        2.66%(B)       2.30%       2.05%        1.57%       2.19%       3.22%(B)        2.03%
Portfolio Turnover Rate...........           4%(C)         18%         16%          18%         22%         16%(C)          18%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            International Vector Equity Portfolio
                                                            ------------------------------------------------------

                                                            Six Months      Year       Year      Year      Year
                                                               Ended       Ended      Ended     Ended     Ended
                                                             April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                               2013         2012       2011      2010      2009
-------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $   9.33     $   9.34  $  10.28   $   9.22  $   6.74
                                                             --------     --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.13         0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      1.34         0.14     (0.87)      1.05      2.46
                                                             --------     --------  --------   --------  --------
   Total from Investment Operations........................      1.47         0.41     (0.58)      1.23      2.63
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.07)       (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains.......................................     (0.03)       (0.15)    (0.07)        --        --
                                                             --------     --------  --------   --------  --------
   Total Distributions.....................................     (0.10)       (0.42)    (0.36)     (0.17)    (0.15)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  10.70     $   9.33  $   9.34   $  10.28  $   9.22
=========================================================== ===========   ========  ========   ========  ========
Total Return...............................................     15.96%(C)     4.90%    (5.99)%    13.62%    39.52%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $707,597     $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets....................      0.52%(B)     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................      0.52%(B)     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets.......      2.72%(B)     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate....................................         3%(C)        5%       10%         5%        8%
-------------------------------------------------------------------------------------------------------------------

                                                            ---------
                                                                Period
                                                               Aug. 14,
                                                              2008(a) to
                                                               Oct. 31,
                                                                 2008
----------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......................  $ 10.00
                                                             -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................     0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................    (3.32)
                                                             -------
   Total from Investment Operations........................    (3.26)
----------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................       --
  Net Realized Gains.......................................       --
                                                             -------
   Total Distributions.....................................       --
----------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  6.74
=========================================================== ==========
Total Return...............................................   (32.60)%(C)
----------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $66,774
Ratio of Expenses to Average Net Assets....................     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................     1.15%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......     3.01%(B)(E)
Portfolio Turnover Rate....................................        0%(C)
----------------------------------------------------------------------------

                                                                           World ex U.S. Value Portfolio
                                                            -------------------------------------------------
                                                                                                          Period
                                                             Six Months         Year        Year         Aug. 23,
                                                                Ended          Ended       Ended        2010(a) to
                                                              April 30,       Oct. 31,    Oct. 31,       Oct. 31,
                                                                2013            2012        2011           2010
-----------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period.......................   $  9.94        $  9.96     $ 11.35      $ 10.00
                                                              -------        -------     -------      -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.13           0.29        0.30         0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      1.15          (0.05)      (1.35)        1.33
                                                              -------        -------     -------      -------
   Total from Investment Operations........................      1.28           0.24       (1.05)        1.35
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.11)         (0.26)      (0.26)          --
  Net Realized Gains.......................................        --             --       (0.08)          --
                                                              -------        -------     -------      -------
   Total Distributions.....................................     (0.11)         (0.26)      (0.34)          --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 11.11        $  9.94     $  9.96      $ 11.35
=========================================================== ===========      ========    ========    ==========
Total Return...............................................     12.92%(C)       2.70%      (9.59)%      13.50%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $92,175        $57,197     $47,165      $29,616
Ratio of Expenses to Average Net Assets....................      0.60%(B)(D)    0.60%(D)    0.60%(D)     0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................      0.81%(B)(D)    0.84%(D)    0.91%(D)     1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets.......      2.53%(B)       2.97%       2.64%        0.76%(B)(E)
Portfolio Turnover Rate....................................       N/A            N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     World ex U.S.           World ex U.S.          Selectively Hedged
                                Targeted Value Portfolio Core Equity Portfolio    Global Equity Portfolio
                                ------------------------ --------------------- ----------------------
                                         Period                 Period                           Period
                                        Nov. 1,                April 9,        Six Months       Nov. 14,
                                       2012(a) to             2013(a) to          Ended        2011(a) to
                                       April 30,               April 30,        April 30,       Oct. 31,
                                          2013                   2013             2013            2012
------------------------------------------------------------------------------------------------------------
                                      (Unaudited)             (Unaudited)      (Unaudited)
Net Asset Value, Beginning of
 Period........................         $ 10.00                 $10.00           $ 10.87      $ 10.00
                                        -------                 ------           -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................            0.05                     --              0.07         0.22
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................            1.49                   0.16              1.59         0.87
                                        -------                 ------           -------      -------
   Total from Investment
    Operations.................            1.54                   0.16              1.66         1.09
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........           (0.05)                    --             (0.10)       (0.22)
 Net Realized Gains............              --                     --             (0.03)          --
                                        -------                 ------           -------      -------
   Total Distributions.........           (0.05)                    --             (0.13)       (0.22)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.         $ 11.49                 $10.16           $ 12.40      $ 10.87
==============================  ======================== ===================== ===========   ==========
Total Return...................           15.49%(C)               1.60%(C)         15.42%(C)    11.11%(C)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................         $60,321                 $  907           $75,407      $34,950
Ratio of Expenses to Average
 Net Assets (D)................            0.80%(B)(E)            0.47%(B)(E)       0.40%(B)     0.40%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)...            1.32%(B)(E)            7.66%(B)(E)       0.77%(B)     1.00%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..            0.95%(B)(E)           (0.07)%(B)(E)      1.25%(B)     2.13%(B)(E)
Portfolio Turnover Rate........                                                      N/A          N/A
------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Emerging Markets Portfolio
                           ------------------------------------------------------------------------------------------
                                                                                               Period
                            Six Months       Year         Year        Year        Year        Dec. 1,         Year
                               Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                               2013          2012         2011        2010        2009          2008          2007
-----------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    26.06     $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............       0.17           0.55        0.61         0.48        0.42        0.70            0.64
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.41           0.37       (2.53)        6.07        8.42      (16.85)           9.88
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from
    Investment
    Operations............       1.58           0.92       (1.92)        6.55        8.84      (16.15)          10.52
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................      (0.13)         (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
  Net Realized Gains......      (0.28)         (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total
    Distributions.........      (0.41)         (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    27.23     $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
========================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return..............       6.08%(C)       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $3,120,026     $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to
 Average Net
 Assets (D)...............       0.59%(B)       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.25%(B)       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
-----------------------------------------------------------------------------------------------------------------------

                                                     Emerging Markets Small Cap Portfolio
                           ----------------------------------------------------------------------------------------
                                                                                              Period
                            Six Months       Year         Year        Year        Year       Dec. 1,        Year
                               Ended        Ended        Ended       Ended       Ended       2007 to       Ended
                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                               2013          2012         2011        2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    20.33     $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............       0.12           0.40        0.42         0.34        0.26      0.44            0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.42           0.83       (3.67)        6.79        8.14    (12.95)           6.86
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
   Total from
    Investment
    Operations............       2.54           1.23       (3.25)        7.13        8.40    (12.51)           7.17
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................      (0.16)         (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
  Net Realized Gains......      (0.61)         (0.40)      (0.76)          --          --     (1.49)          (1.13)
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
   Total
    Distributions.........      (0.77)         (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    22.10     $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
========================== ===========    ==========  ==========   ==========  ==========  ========      ==========
Total Return..............      12.81%(C)       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $3,928,943     $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to
 Average Net
 Assets (D)...............       0.79%(B)       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.16%(B)       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                  Emerging Markets Value Portfolio-Class R2 Shares+
                          -----------------------------------------------------------        ---------------
                                                                                 Period
                          Six Months      Year     Year      Year     Year      Jan. 29,       Six Months
                             Ended       Ended    Ended     Ended    Ended     2008(a) to         Ended
                           April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,    Oct. 31,        April 30,
                             2013         2012     2011      2010     2009        2008            2013
-------------------------------------------------------------------------------------------------------------
                          (Unaudited)                                                          (Unaudited)
Net Asset Value,
 Beginning of Period.....  $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43   $187.35        $     28.22
                           --------     -------  -------   -------  -------   -------        -----------
Income from Investment
 Operations
----------------------
  Net Investment
   Income
   (Loss) (A)............      0.13        0.50     0.20      0.56     0.56      3.93               0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......      2.19       (0.45)   (5.45)     9.18    21.36    (92.36)              2.18
                           --------     -------  -------   -------  -------   -------        -----------
Total from Investment
 Operations..............      2.32        0.05    (5.25)     9.74    21.92    (88.43)              2.35
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income................     (0.15)      (0.47)   (0.45)    (7.12)   (6.00)   (13.49)             (0.18)
  Net Realized Gains.....     (0.59)      (0.39)   (1.63)   (13.11)  (54.52)       --              (0.59)
                           --------     -------  -------   -------  -------   -------        -----------
Total Distributions......     (0.74)      (0.86)   (2.08)   (20.23)  (60.52)   (13.49)             (0.77)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................  $  29.79     $ 28.21  $ 29.02   $ 36.35  $ 46.83   $ 85.43        $     29.80
========================  ===========   ======== ========  ======== ======== ==========      ===========
Total Return.............      8.27%(C)    0.43%  (15.24)%   29.71%   78.29%   (50.51)%(C)          8.40%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)......  $109,510     $99,111  $78,157   $39,668  $ 5,082   $ 1,799        $18,431,359
Ratio of Expenses to
 Average Net
 Assets (D)..............      0.84%(B)    0.86%    0.86%     0.86%    0.90%     0.92%(B)(E)        0.59%(B)
Ratio of Net Investment
 Income to Average Net
 Assets..................      0.91%(B)    1.78%    1.56%     1.39%    1.39%     3.35%(B)(E)        1.17%(B)
-------------------------------------------------------------------------------------------------------------

                             Emerging Markets Value Portfolio-Institutional Class Shares
                          -------------------------------------------------------------------------------
                                                                                  Period
                              Year         Year          Year        Year        Dec. 1,         Year
                             Ended        Ended         Ended       Ended        2007 to        Ended
                            Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                              2012         2011          2010        2009          2008          2007
---------------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period..... $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                          -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment
   Income
   (Loss) (A)............        0.57         0.64          0.45        0.38        0.98            0.78
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                          -----------  -----------   -----------  ----------  ----------      ----------
Total from Investment
 Operations..............        0.13        (5.08)         8.46       12.79      (24.50)          15.60
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income................       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
  Net Realized Gains.....       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                          -----------  -----------   -----------  ----------  ----------      ----------
Total Distributions......       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................. $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
========================  ===========  ===========   ===========  ==========  ==========      ==========
Total Return.............        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
---------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to
 Average Net
 Assets (D)..............        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%
---------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Emerging Markets Core Equity Portfolio
                                -------------------------------------------------------------------------------------------
                                                                                                     Period
                                  Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                     Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                   April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                     2013          2012         2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.00     $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.12           0.41        0.43         0.30        0.25        0.43            0.35
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.43           0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................        1.55           0.64       (2.22)        5.11        6.81      (10.84)           6.45
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.11)         (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
 Net Realized Gains............          --             --          --           --          --       (0.08)          (0.06)
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........       (0.11)         (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.44     $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
==============================  ===========     ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................        8.17%(C)       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,222,418     $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average
 Net Assets....................        0.64%(B)       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........        0.65%(B)       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment
 Income to Average Net Assets..        1.22%(B)       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate........           1%(C)          1%          1%           4%          6%          3%(C)           2%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, of which twenty-nine (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in four portfolios within the Fund, DFAITC, and Dimensional Emerging Markets Value Fund ("DEM"). World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                          Percentage
                                                                                          Ownership
Feeder Funds                                 Master Funds                                 at 4/30/13
------------                                 ------------                                 ----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                 80%
Japanese Small Company Portfolio             The Japanese Small Company Series               22%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series           24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series          2%
Continental Small Company Portfolio          The Continental Small Company Series             4%
Emerging Markets Portfolio                   The Emerging Markets Series                     97%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series           99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund         99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series            96%
                                             The Japanese Small Company Series               79%
                                             The United Kingdom Small Company Series         98%
                                             The Asia Pacific Small Company Series           77%
                                             The Canadian Small Company Series               99%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio            22%
                                             DFA International Real Estate Securities        35%
                                               Portfolio
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund          --
                                             DFA International Small Cap Value Portfolio      --
                                             The DFA International Value Series               1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio      --
                                             Dimensional Emerging Markets Value Fund          --
                                             International Vector Equity Portfolio            1%
                                             The Emerging Markets Small Cap Series            --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                     --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds and Fund of Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Most Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the six months ended April 30, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the six months ended April 30, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (1)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (2).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (2).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (2).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (2)...............    0.18%          --             $  555
International Core Equity Portfolio (2)................    0.49%          --                 --
International Small Company Portfolio (3)..............    0.45%          --                 --
Japanese Small Company Portfolio (4)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (4).............    0.47%          --                 31
Continental Small Company Portfolio (4)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (2).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (5)........    0.32%          --              7,833
International Vector Equity Portfolio (2)..............    0.60%          --                 --
World ex U.S. Value Portfolio (6)......................    0.60%          --                364
World ex U.S. Targeted Value Portfolio (7).............    0.80%          --                101
World ex U.S. Core Equity Portfolio (8)................    0.47%          --                  2
Selectively Hedged Global Equity Portfolio (9).........    0.40%         $ 1                252
Emerging Markets Core Equity Portfolio (2).............    0.85%          --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (1)......................    0.62%          --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (1)......................    0.77%          --                 --
Emerging Markets Value Portfolio (10)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio

Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      6
         International Core Equity Portfolio................     14
         DFA International Real Estate Securities Portfolio.     12
         DFA International Small Cap Value Portfolio........     16
         International Vector Equity Portfolio..............      2
         Emerging Markets Core Equity Portfolio.............     90

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  217
            U.S. Targeted Value Portfolio......................   57
            U.S. Small Cap Value Portfolio.....................  211
            U.S. Core Equity 1 Portfolio.......................   80
            U.S. Core Equity 2 Portfolio.......................  140
            U.S. Vector Equity Portfolio.......................   44
            U.S. Small Cap Portfolio...........................   97
            U.S. Micro Cap Portfolio...........................  107
            DFA Real Estate Securities Portfolio...............   74
            Large Cap International Portfolio..................   50
            International Core Equity Portfolio................  129
            International Small Company Portfolio..............  151
            Japanese Small Company Portfolio...................    5
            Asia Pacific Small Company Portfolio...............    4
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   25
            DFA Global Real Estate Securities Portfolio........   15
            DFA International Small Cap Value Portfolio........  232
            International Vector Equity Portfolio..............    9
            World ex U.S. Value Portfolio......................   --
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Equity Portfolio.........   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   69
            Emerging Markets Small Cap Portfolio...............   41
            Emerging Markets Value Portfolio...................  270
            Emerging Markets Core Equity Portfolio.............  103

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                    U.S. Government   Other Investment
                                                       Securities        Securities
                                                    ---------------- -------------------
                                                    Purchases Sales  Purchases   Sales
                                                    --------- ------ ---------- --------
Enhanced U.S. Large Company Portfolio..............    --     $4,727 $   72,399 $ 57,671
U.S. Targeted Value Portfolio......................    --         --    231,122  230,526
U.S. Small Cap Value Portfolio.....................    --         --    419,118  694,051
U.S. Core Equity 1 Portfolio.......................    --         --    483,649   53,467
U.S. Core Equity 2 Portfolio.......................    --         --    454,351   97,287
U.S. Vector Equity Portfolio.......................    --         --    141,977   36,255
U.S. Small Cap Portfolio...........................    --         --    582,419  324,982
U.S. Micro Cap Portfolio...........................    --         --    264,143  253,101
DFA Real Estate Securities Portfolio...............    --         --    298,470    5,087
Large Cap International Portfolio..................    --         --    210,651  110,782
International Core Equity Portfolio................    --         --    630,813  149,191
DFA International Real Estate Securities Portfolio.    --         --    294,990   81,895
DFA International Small Cap Value Portfolio........    --         --    603,395  396,154
International Vector Equity Portfolio..............    --         --     77,841   18,608
Emerging Markets Core Equity Portfolio.............    --         --  1,976,588   59,266

   For the six months ended April 30, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA Global Real Estate Securities Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio...........................  $777,963  $1,042,426 $142,921  $21,153 $11,849          --
DFA International Real Estate
  Securities Portfolio................   531,474     682,337  151,315   24,485  62,476          --

                                                         World ex U.S. Value Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  4,703  $    7,811 $  2,397  $   204 $    40        $ 64

                                                    World ex U.S. Targeted Value Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       11/01/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
International Vector Equity Portfolio.        --  $    5,423 $  4,934       -- $    18        $  7
DFA International Small Cap Value
  Portfolio...........................        --      37,315   33,318       --     114         184

                                                      World ex U.S. Core Equity Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       04/10/2013 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
International Core Equity Portfolio...        --  $      617 $    645  $    46      --          --
Emerging Markets Core Equity
  Portfolio...........................        --         185      194       13      --          --


                                               Selectively Hedged Global Equity Portfolio
                                     ---------------------------------------------------------------
                                     Balance at Balance at                 Dividend Distributions of
                                     10/31/2012 04/30/2013 Purchases Sales  Income   Realized Gains
Affiliated Investment Companies      ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 2 Portfolio........  $14,297    $30,044    $13,469  $623    $173         $115
International Core Equity Portfolio.   12,942     28,366     13,262   385     137           --
Emerging Markets Core Equity
  Portfolio.........................    6,554     13,985      7,163   171      42           --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............          --        $ 1,418        $ (1,418)
U.S. Large Cap Value Portfolio.....................          --             --              --
U.S. Targeted Value Portfolio......................     $14,816         (1,983)        (12,833)
U.S. Small Cap Value Portfolio.....................      38,929         (4,198)        (34,731)
U.S. Core Equity 1 Portfolio.......................       3,210         (3,210)             --
U.S. Core Equity 2 Portfolio.......................       5,891         (3,883)         (2,008)
U.S. Vector Equity Portfolio.......................       2,907         (2,567)           (340)
U.S. Small Cap Portfolio...........................      16,124         (2,807)        (13,317)
U.S. Micro Cap Portfolio...........................      17,306         (2,586)        (14,720)
DFA Real Estate Securities Portfolio...............      (4,553)        30,065         (25,512)
Large Cap International Portfolio..................          --            168            (168)
International Core Equity Portfolio................       3,294          6,514          (9,808)
International Small Company Portfolio..............       7,038          8,475         (15,513)
Japanese Small Company Portfolio...................      (3,801)           156           3,645
Asia Pacific Small Company Portfolio...............          --          1,613          (1,613)
United Kingdom Small Company Portfolio.............          --              6              (6)
Continental Small Company Portfolio................          --            143            (143)
DFA International Real Estate Securities Portfolio.       6,163         (5,018)         (1,145)
DFA Global Real Estate Securities Portfolio........         333           (333)             --
DFA International Small Cap Value Portfolio........      12,583          3,318         (15,901)
International Vector Equity Portfolio..............         603            261            (864)
World ex U.S. Value Portfolio......................          --             (2)              2
Selectively Hedged Global Equity Portfolio.........          (2)           164            (162)

                                                           Increase       Increase
                                                          (Decrease)     (Decrease)
                                           Increase     Undistributed   Accumulated
                                          (Decrease)    Net Investment  Net Realized
                                        Paid-In Capital     Income     Gains (Losses)
                                        --------------- -------------- --------------
Emerging Markets Portfolio.............     $ 3,533        $ (2,668)      $   (865)
Emerging Markets Small Cap Portfolio...       4,566          (1,171)        (3,395)
Emerging Markets Value Portfolio.......      26,372         (14,251)       (12,121)
Emerging Markets Core Equity Portfolio.       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
International Small Company Portfolio
2011...............................................    $188,546      $  5,851    $194,397
2012...............................................     169,495       110,049     279,544
Japanese Small Company Portfolio
2011...............................................       2,305            --       2,305
2012...............................................       4,541            --       4,541
Asia Pacific Small Company Portfolio
2011...............................................       6,964            --       6,964
2012...............................................       9,333            --       9,333
United Kingdom Small Company Portfolio
2011...............................................       1,071            --       1,071
2012...............................................         992            --         992
Continental Small Company Portfolio
2011...............................................       3,562            --       3,562
2012...............................................       2,958            --       2,958
DFA International Real Estate Securities Portfolio
2011...............................................     107,338            --     107,338
2012...............................................      60,194            --      60,194
DFA Global Real Estate Securities Portfolio
2011...............................................      41,782            --      41,782
2012...............................................      26,050            --      26,050
DFA International Small Cap Value Portfolio
2011...............................................     190,869       143,816     334,685
2012...............................................     206,370       131,063     337,433
International Vector Equity Portfolio
2011...............................................      12,224         2,659      14,883
2012...............................................      14,733         6,546      21,279
World ex U.S. Value Portfolio
2011...............................................       1,025           195       1,220
2012...............................................       1,438            --       1,438
Selectively Hedged Global Equity Portfolio
2012...............................................         534            --         534
Emerging Markets Portfolio
2011...............................................      45,589       141,595     187,184
2012...............................................      51,664        91,664     143,328
Emerging Markets Small Cap Portfolio
2011...............................................      36,754        61,095      97,849
2012...............................................      42,163        40,014      82,177
Emerging Markets Value Portfolio
2011...............................................     302,552       486,583     789,135
2012...............................................     300,146       202,987     503,133
Emerging Markets Core Equity Portfolio
2011...............................................      89,989            --      89,989
2012...............................................     143,349            --     143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $ 2,730        $12,108    $14,838
U.S. Small Cap Value Portfolio.....................      5,603         33,373     38,976
U.S. Core Equity 1 Portfolio.......................      3,212             --      3,212
U.S. Core Equity 2 Portfolio.......................      3,889          2,008      5,897
U.S. Vector Equity Portfolio.......................      2,572            337      2,909
U.S. Small Cap Portfolio...........................      3,324         14,276     17,600
U.S. Micro Cap Portfolio...........................      2,595         14,720     17,315
DFA Real Estate Securities Portfolio...............      3,870             --      3,870
International Core Equity Portfolio................      3,294             --      3,294
International Small Company Portfolio..............      5,610          1,428      7,038
DFA International Real Estate Securities Portfolio.      6,164             --      6,164
DFA Global Real Estate Securities Portfolio........        334             --        334
DFA International Small Cap Value Portfolio........      7,741          4,842     12,583
International Vector Equity Portfolio..............        529             73        602
Emerging Markets Portfolio.........................      2,219          1,313      3,532
Emerging Markets Small Cap Portfolio...............      1,663          2,902      4,565
Emerging Markets Value Portfolio...................     12,592         13,781     26,373
Emerging Markets Core Equity Portfolio.............      3,512             --      3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed                 Earnings
                                                      Short-Term     Long-Term   Capital Loss  (Accumulated
                                                    Capital Gains  Capital Gains Carryforwards    Losses)
                                                    -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio..............    $    829            --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio.....................      25,672            --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio......................      15,300      $162,041              --       177,341
U.S. Small Cap Value Portfolio.....................      19,961       380,033              --       399,994
U.S. Core Equity 1 Portfolio.......................      10,765            --         (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557        55,731              --        72,288
U.S. Vector Equity Portfolio.......................       2,760         3,354              --         6,114
U.S. Small Cap Portfolio...........................      14,498       228,599              --       243,097
U.S. Micro Cap Portfolio...........................       5,022       176,210              --       181,232
DFA Real Estate Securities Portfolio...............      23,668            --        (206,280)     (182,612)
Large Cap International Portfolio..................      11,172            --        (200,200)     (189,028)
International Core Equity Portfolio................      30,479            --        (102,483)      (72,004)
International Small Company Portfolio..............      41,410        38,970              --        80,380
Japanese Small Company Portfolio...................       2,654            --         (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418            --         (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285            --          (2,141)       (1,856)
Continental Small Company Portfolio................         398            --         (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177            --        (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635            --          (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165       116,761              --       165,926

                                            Undistributed                                Total Net
                                            Net Investment                             Distributable
                                              Income and   Undistributed                 Earnings
                                              Short-Term     Long-Term   Capital Loss  (Accumulated
                                            Capital Gains  Capital Gains Carryforwards    Losses)
                                            -------------- ------------- ------------- -------------
International Vector Equity Portfolio......    $ 2,688       $  2,006            --      $  4,694
World ex U.S. Value Portfolio..............        391             --      $ (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.        113             56            --           169
Emerging Markets Portfolio.................      8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio.......     20,186         92,087            --       112,273
Emerging Markets Value Portfolio...........     80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.....     33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
 Portfolio........................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
 Portfolio........................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
 Portfolio........................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
 Portfolio........................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
 Portfolio........................ $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
 Portfolio........................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
 Portfolio........................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
 Portfolio........................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
 Securities Portfolio.............     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
 Portfolio........................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
 Portfolio........................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   195,388  $    3,914  $      (243)   $    3,671
U.S. Large Cap Value Portfolio.....................   7,006,180   3,287,100         (155)    3,286,945
U.S. Targeted Value Portfolio......................   3,204,459   1,055,883     (167,820)      888,063
U.S. Small Cap Value Portfolio.....................   7,389,901   2,552,324     (800,656)    1,751,668
U.S. Core Equity 1 Portfolio.......................   5,463,130   1,704,514     (209,089)    1,495,425
U.S. Core Equity 2 Portfolio.......................   7,445,194   2,522,953     (456,154)    2,066,799
U.S. Vector Equity Portfolio.......................   2,216,591     746,729     (174,962)      571,767
U.S. Small Cap Portfolio...........................   5,481,185   1,635,731     (414,279)    1,221,452
U.S. Micro Cap Portfolio...........................   3,685,415   1,390,702     (483,576)      907,126
DFA Real Estate Securities Portfolio...............   3,486,844   1,758,890     (119,230)    1,639,660
Large Cap International Portfolio..................   2,360,090     671,029     (237,455)      433,574
International Core Equity Portfolio................   8,489,086   1,612,704     (982,217)      630,487
International Small Company Portfolio..............   6,537,054     955,473     (120,495)      834,978
Japanese Small Company Portfolio...................     483,009      15,363       (2,643)       12,720
Asia Pacific Small Company Portfolio...............     246,479      24,989         (503)       24,486
United Kingdom Small Company Portfolio.............      23,165      10,324         (175)       10,149
Continental Small Company Portfolio................     104,846      10,995         (124)       10,871
DFA International Real Estate Securities Portfolio.   2,151,899     242,274      (91,215)      151,059
DFA Global Real Estate Securities Portfolio........   1,281,802     476,211      (29,777)      446,434
DFA International Small Cap Value Portfolio........  10,643,022   2,570,259   (1,874,206)      696,053
International Vector Equity Portfolio..............     673,900     179,533      (52,804)      126,729
World ex U.S. Value Portfolio......................      84,024       8,264         (136)        8,128
World ex U.S. Targeted Value Portfolio.............      55,345       4,801           --         4,801
World ex U.S. Core Equity Portfolio................         781          21           --            21
Selectively Hedged Global Equity Portfolio.........      64,232       8,441         (278)        8,163
Emerging Markets Portfolio.........................   2,000,880   1,116,225       (1,526)    1,114,699
Emerging Markets Small Cap Portfolio...............   3,319,158     622,746      (13,000)      609,746
Emerging Markets Value Portfolio...................  17,974,364     572,159      (13,885)      558,274
Emerging Markets Core Equity Portfolio.............  10,734,116   2,293,442     (984,989)    1,308,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended         Year Ended
                                                          April 30, 2013         Oct. 31, 2012
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     6,434      352  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,278      198          730       48
 Shares Redeemed......................................      (2,582)    (147)      (7,953)    (486)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $     7,130      403  $    (1,436)     (85)
                                                       ===========  =======  ===========  =======
Class R2 Shares
 Shares Issued........................................ $     3,714      203  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         869       53          162       11
 Shares Redeemed......................................      (1,627)     (92)      (4,413)    (273)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     2,956      164  $       476       26
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $   415,407   23,068  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     174,999   10,593       39,875    2,618
 Shares Redeemed......................................    (443,795) (24,703)    (649,785) (39,847)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   146,611    8,958  $   162,533   10,672
                                                       ===========  =======  ===========  =======

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,973      573  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       2,609       90        2,784      106
 Shares Redeemed......................................     (14,794)    (500)     (40,795)  (1,486)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     4,788      163  $    23,466      819
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,941,806   65,728  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     419,497   14,516      436,347   16,644
 Shares Redeemed......................................  (1,456,350) (49,580)  (2,278,812) (81,493)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   904,953   30,664  $ 3,204,698  114,785
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2013,

Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                    Contract     Value at     Exchange
     Date    Amount**      Currency       Amount   April 30, 2013 Gain (Loss)
  ---------- -------- ------------------ --------  -------------- -----------
   05/22/13     (649) Australian Dollar  $   (667)    $   (672)      $  (5)
   05/16/13    4,220  Canadian Dollar       4,108        4,187          79
   05/16/13   (3,161) Canadian Dollar      (3,081)      (3,136)        (55)
   05/16/13   (6,355) Canadian Dollar      (6,218)      (6,306)        (88)
   06/17/13   31,336  Denmark Krone         5,547        5,539          (8)
   06/17/13  (31,336) Denmark Krone        (5,524)      (5,538)        (14)
   06/17/13  (34,763) Euro                (45,679)     (45,795)       (116)
   06/14/13   (4,031) New Zealand Dollar   (3,414)      (3,445)        (31)
   05/23/13  (22,745) Norwegian Krone      (3,843)      (3,941)        (98)
   07/23/13  (35,300) Swedish Krona        (5,328)      (5,437)       (109)
   05/16/13   (3,089) UK Pound Sterling    (4,731)      (4,798)        (67)
                                         --------     --------       -----
                                         $(68,830)    $(69,342)      $(512)
                                         ========     ========       =====

Selectively Hedged Global Equity Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date    Amount**      Currency      Amount   April 30, 2013 Gain (Loss)
   ---------- --------  ---------------- --------  -------------- -----------
    05/24/13    (1,577) Denmark Krone    $   (271)    $   (279)      $ (8)
    05/14/13    (4,455) Euro               (5,795)      (5,867)       (72)
    05/22/13   (17,386) Hong Kong Dollar   (2,240)      (2,241)        (1)
    05/13/13   (52,794) Japanese Yen         (550)        (542)         8
    05/13/13   (58,495) Japanese Yen         (586)        (600)       (14)
    05/13/13  (399,802) Japanese Yen       (4,285)      (4,101)       184
    06/14/13    (1,662) Swiss Franc        (1,788)      (1,788)        --
                                         --------     --------       ----
                                         $(15,515)    $(15,418)      $ 97
                                         ========     ========       ====

* During the six months ended April 30, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $81,513 and $12,065 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                        Approximate
                                             Expiration Number of  Contract Unrealized     Cash
                          Description           Date    Contracts*  Value   Gain (Loss) Collateral
                     ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio. S&P 500 Index(R)         06/21/13     498     $198,229   $7,774         --
Selectively Hedged
  Global Equity
  Portfolio......... S&P 500 Index(R) Emini   06/21/13      36        2,866      129       $125

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $181,605 and $2,167 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2013:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2013 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2013 Contracts Contracts
                                             -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $7,853       $  79    $7,774*
 Selectively Hedged Global Equity Portfolio.        321         192       129*

                                                Liability Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2013 Contracts Contracts
                                             -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $ (591)      $(591)       --
 Selectively Hedged Global Equity Portfolio.        (95)        (95)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2013 (amounts in thousands):

Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation
                              of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2013 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign
                                                                 Exchange    Equity
                                                       Total     Contracts  Contracts
                                                       -------   ---------  ---------
Enhanced U.S. Large Company Portfolio................ $19,275      $(667)    $19,942
U.S. Targeted Value Portfolio*.......................    (402)        --        (402)
U.S. Small Cap Value Portfolio*......................   1,840         --       1,840
U.S. Small Cap Portfolio*............................    (494)        --        (494)
U.S. Micro Cap Portfolio*............................    (423)        --        (423)
International Small Company Portfolio*...............     (29)        --         (29)
Continental Small Company Portfolio*.................      29         --          29
DFA International Real Estate Securitites Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio...........     652        390         262
Emerging Markets Small Cap Portfolio*................     457         --         457

                                                          Change in Unrealized
                                                      Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign
                                                                 Exchange    Equity
                                                       Total     Contracts  Contracts
                                                       -------   ---------  ---------
Enhanced U.S. Large Company Portfolio................ $ 5,617      $ 669     $ 4,948
International Small Company Portfolio*...............      30         --          30
Continental Small Company Portfolio*.................     (29)        --         (29)
Selectively Hedged Global Equity Portfolio...........     337        191         146

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.........     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio........     0.92%         3,619          4         --          4,137
U.S. Small Cap Portfolio..............     0.91%         4,540          1         --          4,540
DFA Real Estate Securities Portfolio..     0.91%         4,838          6          1          7,104
Large Cap International Portfolio.....     0.89%        28,175         13          9         37,795
International Core Equity Portfolio...     0.91%        11,573         10          3         21,383
DFA Global Real Estate Securities
  Portfolio...........................     0.84%         1,573          1         --          1,573
DFA International Small Cap Value
  Portfolio...........................     0.90%        12,305          9          3         18,353
International Vector Equity Portfolio.     0.90%           286          2         --            512
World ex U.S. Value Portfolio.........     0.90%           101          9         --            307

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013 that each Portfolio's available line of credit was utilized.

   At April 30, 2013, International Vector Equity Portfolio had loans outstanding of $512 (amount in thousands).

J. Securities Lending:

   As of April 30, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                           Market
                                                           Value
                                                          --------
             U.S. Targeted Value Portfolio............... $ 12,282
             U.S. Small Cap Value Portfolio..............   28,653
             U.S. Core Equity 1 Portfolio................    8,479
             U.S. Core Equity 2 Portfolio................   14,175
             U.S. Vector Equity Portfolio................    4,989
             U.S. Small Cap Portfolio....................   20,253
             U.S. Micro Cap Portfolio....................   16,554
             DFA Real Estate Securities Portfolio........      599
             Large Cap International Portfolio...........    9,499
             International Core Equity Portfolio.........   57,871
             DFA International Small Cap Value Portfolio.   64,753
             International Vector Equity Portfolio.......    4,738
             Emerging Markets Core Equity Portfolio......  249,581

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..      4             83%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.........      3             74%
U.S. Targeted Value Portfolio -- Class R1 Shares.....................      2             98%
U.S. Targeted Value Portfolio -- Class R2 Shares.....................      7             89%
U.S. Targeted Value Portfolio -- Institutional Class Shares..........      3             61%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.........      3             61%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares...........      4             73%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares...........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares...........      4             90%
U.S. Small Cap Portfolio -- Institutional Class Shares...............      4             57%
U.S. Micro Cap Portfolio -- Institutional Class Shares...............      4             71%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...      4             84%
Large Cap International Portfolio -- Institutional Class Shares......      3             73%
International Core Equity Portfolio -- Institutional Class Shares....      4             77%
International Small Company Portfolio -- Institutional Class Shares..      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares.......      4             84%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...      3             86%
United Kingdom Small Company Portfolio -- Institutional Class Shares.      3             91%

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
                                                                                  ------------ --------------
Continental Small Company Portfolio -- Institutional Class Shares................      4             91%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3             88%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
International Vector Equity Portfolio -- Institutional Class Shares..............      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      5             81%
World ex U.S. Targeted Value Portfolio--Institutional Class Shares...............      3            100%
World ex U.S. Core Equity Portfolio--Institutional Class Shares..................      2            100%
Selectively Hedged Global Equity Portfolio.......................................      2             93%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      4             49%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      4             82%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      3             63%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     -
     Actual Fund Return............ $1,000.00 $  946.30    0.34%    $1.64
     Hypothetical 5% Annual Return. $1,000.00 $1,023.11    0.34%    $1.71

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  43.5%
Foreign Corporate............................  24.1%
Foreign Government...........................   6.2%
Government...................................  17.7%
Supranational................................   8.5%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (82.4%)
AUSTRALIA -- (4.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $ 1,004,832
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,837,599
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,435,559
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500  10,125,698
                                                              -----------
TOTAL AUSTRALIA..................................              25,403,688
                                                              -----------

AUSTRIA -- (0.5%)
KA Finanz AG
    2.250%, 03/24/14............................. EUR     700     938,787
Oesterreichische Kontrollbank AG
    4.500%, 03/09/15.............................       2,000   2,150,420
                                                              -----------
TOTAL AUSTRIA....................................               3,089,207
                                                              -----------

CANADA -- (5.8%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,537,594
    3.400%, 01/22/15.............................       1,800   1,886,994
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,334,917
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   2,007,557
Encana Corp.
    4.750%, 10/15/13.............................       1,415   1,441,037
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,639,670
Ontario, Province of Canada
    0.950%, 05/26/15.............................       2,000   2,020,908
Petro-Canada
    4.000%, 07/15/13.............................         200     201,418
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................         855     914,169
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,510,250
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     856,051
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,789,146
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,646,793
TransCanada PipeLines, Ltd.
    4.000%, 06/15/13.............................       1,525   1,530,890
    3.400%, 06/01/15.............................       1,000   1,056,852
                                                              -----------
TOTAL CANADA.....................................              34,374,246
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (4.4%)
Agence Francaise de Developpement
    1.250%, 06/09/14.............................   $   5,500 $ 5,550,474
    2.500%, 07/15/15.............................       3,000   3,127,449
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,198,349
Caisse d'Amortissement de la Dette Sociale
    3.625%, 04/25/15............................. EUR   5,000   7,019,346
France Telecom SA
    4.375%, 07/08/14.............................       3,231   3,363,258
Societe Financement de l'Economie Francaise
    3.125%, 06/30/14............................. EUR   2,000   2,724,238
Veolia Environnement SA
    5.250%, 06/03/13.............................         425     426,347
                                                              -----------
TOTAL FRANCE.....................................              26,409,461
                                                              -----------
GERMANY -- (2.5%)
Deutsche Bank AG
    4.875%, 05/20/13.............................       1,475   1,478,217
    3.875%, 08/18/14.............................       1,750   1,820,590
Landwirtschaftliche Rentenbank
    3.750%, 02/11/16............................. EUR   8,000  11,558,052
                                                              -----------
TOTAL GERMANY....................................              14,856,859
                                                              -----------

JAPAN -- (0.6%)
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,734,742
                                                              -----------

NETHERLANDS -- (5.2%)
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,956,855
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    3.125%, 02/05/15............................. CAD   7,000   7,112,839
    2.125%, 10/13/15.............................       2,000   2,065,940
Deutsche Telekom International Finance BV
    5.250%, 07/22/13.............................         525     530,365
    4.875%, 07/08/14.............................       1,900   1,992,826
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,312,300
                                                              -----------
TOTAL NETHERLANDS................................              30,971,125
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.6%)
Council Of Europe Development Bank
    4.000%, 04/15/15.............................       8,000   8,558,960

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
EUROFIMA
    4.500%, 03/06/15.............................   $   9,000 $ 9,675,000
European Financial Stability Facility
    1.625%, 02/04/15............................. EUR   5,000   6,755,890
    1.125%, 06/01/15............................. EUR   3,000   4,028,288
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,268,823
    2.500%, 07/15/15............................. EUR   6,000   8,316,953
Inter-American Development Bank
    1.000%, 01/07/15.............................       1,000   1,006,920
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000  10,220,326
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              50,831,160
                                                              -----------

SWEDEN -- (3.0%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   6,908,419
Svensk Exportkredit AB
    3.625%, 05/27/14............................. EUR   1,212   1,653,924
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,394,186
                                                              -----------
TOTAL SWEDEN.....................................              17,956,529
                                                              -----------

SWITZERLAND -- (0.6%)
Credit Suisse New York
    5.000%, 05/15/13.............................       1,275   1,276,992
    5.500%, 05/01/14.............................         250     262,330
    3.500%, 03/23/15.............................       1,000   1,053,200
UBS AG
    2.250%, 08/12/13.............................         905     909,848
                                                              -----------
TOTAL SWITZERLAND................................               3,502,370
                                                              -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................       1,500   1,578,823
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................       3,500   3,588,011
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................       3,100   3,184,816
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................       3,850   3,880,438
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       3,800   3,914,224
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................       1,825   1,896,075
    3.375%, 11/24/15.............................       2,000   2,129,572
                                                              -----------
TOTAL UNITED KINGDOM.............................              20,171,959
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (43.5%)
ACE INA Holdings, Inc.
    5.875%, 06/15/14............................. $     1,250 $1,322,381
    2.600%, 11/23/15.............................       3,295  3,448,916
Aflac, Inc.
    3.450%, 08/15/15.............................       3,800  4,035,292
Agilent Technologies, Inc.
    2.500%, 07/15/13.............................       1,000  1,004,128
Allstate Corp. (The)
    6.200%, 05/16/14.............................       2,000  2,116,346
    5.000%, 08/15/14.............................       2,130  2,250,434
Altria Group, Inc.
    4.125%, 09/11/15.............................       2,170  2,335,847
American Express Credit Corp.
    5.875%, 05/02/13.............................         650    650,000
    5.125%, 08/25/14.............................       1,700  1,802,122
    1.750%, 06/12/15.............................       1,200  1,226,550
American International Group, Inc.
    3.000%, 03/20/15.............................       4,000  4,147,808
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................       1,625  1,823,957
Amgen, Inc.
    4.850%, 11/18/14.............................       1,000  1,064,623
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................       2,000  2,007,370
Assurant, Inc.
    5.625%, 02/15/14.............................       2,000  2,073,392
AT&T, Inc.
    2.500%, 08/15/15.............................       4,000  4,155,288
AutoZone, Inc.
    4.375%, 06/01/13.............................         100    100,292
Baltimore Gas & Electric Co.
    6.125%, 07/01/13.............................         500    504,505
Bank of America Corp.
    1.500%, 10/09/15.............................       5,000  5,029,735
BB&T Corp.
    3.375%, 09/25/13.............................         550    556,716
    5.700%, 04/30/14.............................       3,087  3,248,728
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................       5,000  5,372,920
BlackRock, Inc.
    3.500%, 12/10/14.............................       2,000  2,098,258
Boston Scientific Corp.
    4.500%, 01/15/15.............................       3,005  3,179,657
Bristol-Myers Squibb Co.
    5.250%, 08/15/13.............................       1,175  1,189,326
Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.............................       1,200  1,207,530
    4.875%, 01/15/15.............................         200    214,399
Capital One Financial Corp.
    6.250%, 11/15/13.............................         150    154,519
    7.375%, 05/23/14.............................       1,189  1,272,300
    2.150%, 03/23/15.............................         700    714,876
Cardinal Health, Inc.
    4.000%, 06/15/15.............................       3,000  3,190,548

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    6.200%, 09/30/13............................. $     1,000 $1,024,103
Cisco Systems, Inc.
    1.625%, 03/14/14.............................       1,550  1,568,230
Citigroup, Inc.
    6.500%, 08/19/13.............................         625    636,184
    6.375%, 08/12/14.............................       1,250  1,336,526
CNA Financial Corp.
    5.850%, 12/15/14.............................         277    297,646
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................       1,607  1,613,433
Comerica, Inc.
    3.000%, 09/16/15.............................       2,277  2,396,479
Computer Sciences Corp.
    2.500%, 09/15/15.............................       3,558  3,653,717
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14.............................         400    411,594
CSX Corp.
    5.500%, 08/01/13.............................         425    430,169
Daimler Finance North America LLC
    6.500%, 11/15/13.............................       2,100  2,167,471
Dell, Inc.
    2.100%, 04/01/14.............................       1,500  1,512,312
    2.300%, 09/10/15.............................       2,800  2,805,645
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    4.750%, 10/01/14.............................       1,500  1,581,633
Dominion Resources, Inc.
    5.150%, 07/15/15.............................       1,400  1,531,205
eBay, Inc.
    0.875%, 10/15/13.............................       1,435  1,438,941
Ecolab, Inc.
    1.000%, 08/09/15.............................       2,000  2,006,670
Emerson Electric Co.
    5.625%, 11/15/13.............................       1,200  1,233,625
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................       1,475  1,577,352
Energy Transfer Partners L.P.
    6.000%, 07/01/13.............................         425    428,252
    5.950%, 02/01/15.............................       1,200  1,297,625
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................       2,666  2,852,473
EOG Resources, Inc.
    2.950%, 06/01/15.............................       2,440  2,556,610
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................       1,100  1,136,520
Fifth Third Bancorp
    6.250%, 05/01/13.............................         875    875,000
Fifth Third Bank
    0.900%, 02/26/16.............................       2,000  2,000,968
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,996  4,032,487

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
General Electric Capital Corp.
    2.100%, 01/07/14............................. $       600 $  607,404
    2.150%, 01/09/15.............................       6,000  6,154,386
    1.625%, 07/02/15.............................       2,000  2,037,442
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................       3,000  3,081,744
Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13.............................         250    255,295
    3.300%, 05/03/15.............................       3,500  3,651,375
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................       1,400  1,481,621
Hess Corp.
    7.000%, 02/15/14.............................         175    183,277
Hewlett-Packard Co.
    1.250%, 09/13/13.............................       1,500  1,502,580
    2.625%, 12/09/14.............................       1,300  1,329,033
HSBC Finance Corp.
    4.750%, 07/15/13.............................       1,575  1,588,523
HSBC USA, Inc.
    2.375%, 02/13/15.............................       1,500  1,545,357
John Deere Capital Corp.
    1.875%, 06/17/13.............................       1,250  1,252,396
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       2,800  2,937,869
    3.400%, 06/24/15.............................       1,000  1,052,007
KeyCorp
    6.500%, 05/14/13.............................       1,000  1,001,936
    3.750%, 08/13/15.............................       3,000  3,195,045
Kimberly-Clark Corp.
    5.000%, 08/15/13.............................       1,000  1,013,090
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................       1,050  1,161,893
Marathon Oil Corp.
    0.900%, 11/01/15.............................       1,140  1,142,500
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................       4,000  4,438,156
Medtronic, Inc.
    4.750%, 09/15/15.............................       1,087  1,189,847
MetLife, Inc.
    2.375%, 02/06/14.............................         420    426,224
    5.500%, 06/15/14.............................       1,250  1,318,041
    5.000%, 06/15/15.............................         500    544,084
Morgan Stanley
    4.100%, 01/26/15.............................       2,500  2,619,758
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       2,800  2,923,200
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................         750    757,755
Northrop Grumman Corp.
    3.700%, 08/01/14.............................         800    830,075
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................       1,000  1,007,255

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    2.050%, 06/17/13.............................   $     100 $  100,227
    0.750%, 08/14/15.............................       2,000  2,008,098
Pacific Gas & Electric Co.
    4.800%, 03/01/14.............................       3,000  3,104,217
Philip Morris International, Inc.
    4.875%, 05/16/13.............................       1,265  1,267,105
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................       1,330  1,429,283
PNC Funding Corp.
    5.400%, 06/10/14.............................       2,075  2,185,695
PPG Industries, Inc.
    1.900%, 01/15/16.............................       2,050  2,104,108
Praxair, Inc.
    2.125%, 06/14/13.............................       1,000  1,002,120
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR   4,000  5,495,950
Prudential Financial, Inc.
    6.200%, 01/15/15.............................       2,448  2,661,519
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       4,000  4,399,804
Qwest Corp.
    7.500%, 10/01/14.............................       2,300  2,484,800
Reynolds American, Inc.
    1.050%, 10/30/15.............................       4,000  4,004,812
Safeway, Inc.
    5.625%, 08/15/14.............................       4,500  4,755,060
Sempra Energy
    2.000%, 03/15/14.............................         416    420,823
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................       1,048  1,089,452
Southern Power Co.
    4.875%, 07/15/15.............................       3,660  3,984,477
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................       1,500  1,558,284
    5.668%, 08/15/14.............................         955  1,013,831
St Jude Medical, Inc.
    2.200%, 09/15/13.............................       3,325  3,346,762
    3.750%, 07/15/14.............................         100    103,992
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       4,000  4,288,500
Target Corp.
    4.000%, 06/15/13.............................       1,000  1,004,237
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       2,350  2,478,470
Texas Instruments, Inc.
    0.875%, 05/15/13.............................         500    500,102
Textron, Inc.
    6.200%, 03/15/15.............................       1,500  1,629,525
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       2,250  2,342,457

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Time Warner Cable, Inc.
      3.500%, 02/01/15............................. $     4,000 $  4,180,420
Toyota Motor Credit Corp.
      1.000%, 02/17/15.............................       3,000    3,031,458
      0.875%, 07/17/15.............................       2,000    2,013,304
Union Bank NA
      2.125%, 12/16/13.............................       1,400    1,413,829
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................       1,170    1,237,555
Valero Energy Corp.
      4.750%, 04/01/14.............................       1,125    1,167,237
      4.500%, 02/01/15.............................         900      956,574
Verizon Communications, Inc.
      0.700%, 11/02/15.............................       3,000    2,991,045
Viacom, Inc.
      4.375%, 09/15/14.............................       1,229    1,289,263
Walt Disney Co. (The)
      0.875%, 12/01/14.............................       1,500    1,512,593
WellPoint, Inc.
      5.000%, 12/15/14.............................       2,500    2,671,612
      5.250%, 01/15/16.............................       1,500    1,666,914
Wells Fargo & Co.
      3.750%, 10/01/14.............................       2,300    2,403,939
      1.250%, 02/13/15.............................       1,000    1,011,991
Western Union Co. (The)
      6.500%, 02/26/14.............................       3,500    3,664,090
Williams Partners L.P.
      3.800%, 02/15/15.............................       2,300    2,418,089
Xerox Corp.
      4.250%, 02/15/15.............................       3,500    3,691,499
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................       1,000    1,010,298
TOTAL UNITED STATES................................              259,226,221
                                                                ------------
TOTAL BONDS........................................              490,527,567
                                                                ------------

AGENCY OBLIGATIONS -- (11.3%)
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................      15,000   17,142,300
Federal National Mortgage Association
      0.500%, 03/30/16.............................      50,000   50,125,450
                                                                ------------
TOTAL AGENCY OBLIGATIONS...........................               67,267,750
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (6.3%)
U.S. Treasury Notes
@@^^  0.375%, 07/31/13.............................      37,800   37,829,522
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $591,568,241)..............................              $595,624,839
                                                                ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          -------------------------------------------
                                          Level 1     Level 2    Level 3     Total
                                          -------- ------------  ------- ------------
Bonds
  Australia..............................       -- $ 25,403,688    --    $ 25,403,688
  Austria................................       --    3,089,207    --       3,089,207
  Canada.................................       --   34,374,246    --      34,374,246
  France.................................       --   26,409,461    --      26,409,461
  Germany................................       --   14,856,859    --      14,856,859
  Japan..................................       --    3,734,742    --       3,734,742
  Netherlands............................       --   30,971,125    --      30,971,125
  Supranational Organization Obligations.       --   50,831,160    --      50,831,160
  Sweden.................................       --   17,956,529    --      17,956,529
  Switzerland............................       --    3,502,370    --       3,502,370
  United Kingdom.........................       --   20,171,959    --      20,171,959
  United States..........................       --  259,226,221    --     259,226,221
Agency Obligations.......................       --   67,267,750    --      67,267,750
U.S. Treasury Obligations................       --   37,829,522    --      37,829,522
Forward Currency Contracts**.............       --   (1,373,105)   --      (1,373,105)
Futures Contracts**...................... $297,996           --    --         297,996
Swap Agreements**........................       --    7,155,258    --       7,155,258
                                          -------- ------------    --    ------------
TOTAL.................................... $297,996 $601,406,992    --    $601,704,988
                                          ======== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    595,625
Temporary Cash Investments at Value & Cost.............................................       21,870
Foreign Currencies at Value............................................................          931
Receivables:
  Investment Securities Sold...........................................................        3,029
  Interest.............................................................................        5,579
  Fund Shares Sold.....................................................................        1,053
Unrealized Gain on Swap Contracts......................................................       12,642
Prepaid Expenses and Other Assets......................................................           11
                                                                                        ------------
     Total Assets......................................................................      640,740
                                                                                        ------------
LIABILITIES:
Due to Custodian.......................................................................           86
Payables:
  Investment Securities Purchased......................................................        9,322
  Fund Shares Redeemed.................................................................          176
  Due to Advisor.......................................................................          148
  Futures Margin Variation.............................................................          346
Unrealized Loss on Swap Contracts......................................................        5,487
Unrealized Loss on Forward Currency Contracts..........................................        1,373
Accrued Expenses and Other Liabilities.................................................           13
                                                                                        ------------
     Total Liabilities.................................................................       16,951
                                                                                        ------------
NET ASSETS............................................................................. $    623,789
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   70,364,966
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.87
                                                                                        ============
Investments at Cost.................................................................... $    591,568
                                                                                        ============
Foreign Currencies at Cost............................................................. $        918
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    650,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,845
Accumulated Net Realized Gain (Loss)...................................................      (39,607)
Net Unrealized Foreign Exchange Gain (Loss)............................................       (1,348)
Net Unrealized Appreciation (Depreciation).............................................       11,523
                                                                                        ------------
NET ASSETS............................................................................. $    623,789
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest...................................................................................... $  2,894
                                                                                                 --------
     Total Investment Income....................................................................    2,894
                                                                                                 --------
Expenses
  Investment Advisory Services Fees.............................................................      965
  Accounting & Transfer Agent Fees..............................................................       37
  Custodian Fees................................................................................       11
  Filing Fees...................................................................................       32
  Shareholders' Reports.........................................................................        7
  Directors'/Trustees' Fees & Expenses..........................................................        2
  Professional Fees.............................................................................       15
  Other.........................................................................................        4
                                                                                                 --------
     Total Expenses.............................................................................    1,073
                                                                                                 --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (144)
  Fees Paid Indirectly..........................................................................       (7)
                                                                                                 --------
  Net Expenses..................................................................................      922
                                                                                                 --------
  Net Investment Income (Loss)..................................................................    1,972
                                                                                                 --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................................................       95
    Futures.....................................................................................   (1,738)
    Swap Contracts..............................................................................  (37,340)
    Foreign Currency Transactions...............................................................     (528)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................................................    1,363
    Futures.....................................................................................      151
    Swap Contracts..............................................................................    5,880
    Translation of Foreign Currency Denominated Amounts.........................................      139
                                                                                                 --------
  Net Realized and Unrealized Gain (Loss).......................................................  (31,978)
                                                                                                 --------
Net Increase (Decrease) in Net Assets Resulting from Operations................................. $(30,006)
                                                                                                 ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2013        2012
                                                                                        ----------- ---------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................  $  1,972   $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................        95       1,207
    Futures............................................................................    (1,738)     (2,170)
    Swap Contracts.....................................................................   (37,340)    (17,151)
    Foreign Currency Transactions......................................................      (528)      1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     1,363       1,848
    Futures............................................................................       151         112
    Swap Contracts.....................................................................     5,880       3,344
    Translation of Foreign Currency Denominated Amounts................................       139      (1,489)
                                                                                         --------   ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (30,006)    (10,309)
                                                                                         --------   ---------
Distributions From:
  Net Investment Income................................................................      (943)     (2,038)
  Net Short-Term Gains.................................................................      (472)       (151)
  Net Long-Term Gains..................................................................      (472)         --
                                                                                         --------   ---------
     Total Distributions...............................................................    (1,887)     (2,189)
                                                                                         --------   ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   246,453     371,713
  Shares Issued in Lieu of Cash Distributions..........................................     1,797       2,084
  Shares Redeemed......................................................................   (50,647)   (134,001)
                                                                                         --------   ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   197,603     239,796
                                                                                         --------   ---------
     Total Increase (Decrease) in Net Assets...........................................   165,710     227,298
Net Assets
  Beginning of Period..................................................................   458,079     230,781
                                                                                         --------   ---------
  End of Period........................................................................  $623,789   $ 458,079
                                                                                         ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................    26,966      39,879
  Shares Issued in Lieu of Cash Distributions..........................................       195         232
  Shares Redeemed......................................................................    (5,525)    (14,994)
                                                                                         --------   ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    21,636      25,117
                                                                                         ========   =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).  $  2,845   $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                                        Six Months       Year
                                                                                                           Ended        Ended
                                                                                                         April 30,     Oct. 31,
                                                                                                           2013          2012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        (Unaudited)
Net Asset Value, Beginning of Period..................................................................  $   9.40      $   9.77
                                                                                                        --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................................      0.03          0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................................     (0.52)        (0.37)
                                                                                                        --------      --------
   Total from Investment Operations...................................................................     (0.49)        (0.30)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................................     (0.02)        (0.06)
  Net Realized Gains..................................................................................     (0.02)        (0.01)
                                                                                                        --------      --------
   Total Distributions................................................................................     (0.04)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................  $   8.87      $   9.40
====================================================================================================== ===========    ========
Total Return..........................................................................................     (5.37)%(C)    (3.08)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................  $623,789      $458,079
Ratio of Expenses to Average Net Assets...............................................................      0.34%(B)      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly)..................................................      0.39%(B)      0.41%
Ratio of Net Investment Income to Average Net Assets..................................................      0.73%(B)      0.79%
Portfolio Turnover Rate...............................................................................        27%(C)        69%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Period
                                                                                                          Nov. 9,
                                                                                                         2010(a) to
                                                                                                          Oct. 31,
                                                                                                            2011
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................................................  $  10.00
                                                                                                        --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................................      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................................     (0.27)
                                                                                                        --------
   Total from Investment Operations...................................................................     (0.20)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................................     (0.03)
  Net Realized Gains..................................................................................        --
                                                                                                        --------
   Total Distributions................................................................................     (0.03)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................  $   9.77
====================================================================================================== ==========
Total Return..........................................................................................     (2.02)%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................  $230,781
Ratio of Expenses to Average Net Assets...............................................................      0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly)..................................................      0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets..................................................      0.64%(B)(E)
Portfolio Turnover Rate...............................................................................        50%(C)
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2013, the Portfolio held $116,576,214 in the Subsidiary, representing 18.19% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At April 30, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2013, approximately $144 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $2

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government  Other Investment
                                          Securities        Securities
                                       ----------------- -----------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- -------
     DFA Commodity Strategy Portfolio. $114,384  $46,886 $183,315  $95,291

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                Total Net
                                  Net Investment                             Distributable
                                    Income and   Undistributed                 Earnings
                                    Short-Term     Long-Term   Capital Loss  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards    Losses)
                                  -------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio.      $864          $422           --          $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                  Federal   Unrealized   Unrealized   Appreciation
                                  Tax Cost Appreciation Depreciation (Depreciation)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $591,568    $4,462       $(405)        $4,057

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                Unrealized
                                                     Value at     Foreign
    Settlement Currency                    Contract  April 30,   Exchange
       Date    Amount**      Currency       Amount     2013     Gain (Loss)
    ---------- -------- ------------------ --------  ---------  -----------
     07/23/13   (7,266) Canadian Dollar    $ (7,066) $  (7,199)   $  (133)
     05/23/13  (61,537) Euro                (79,975)   (81,051)    (1,076)
     05/22/13  (14,776) New Zealand Dollar  (12,484)   (12,648)      (164)
                                           --------  ---------    -------
                                           $(99,525) $(100,898)   $(1,373)
                                           ========  =========    =======

* During the six months ended April 30, 2013, the Portfolio's average contract amount of forward currency contracts was $149,407 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                Expiration Number of  Contract Unrealized
     Description                   Date    Contracts*  Amount  Gain (Loss)
     -----------                ---------- ---------- -------- -----------
     Brent Crude Oil Futures...  06/13/13       3      $  306     $  3
     CBT Corn Futures..........  09/13/13     131       3,800      173
     CBT Red Wheat Futures.....  07/12/13       6         237       14
     CBT Soybean Futures.......  09/13/13      50       3,162        4
     CBT Soybean Meal Futures..  07/12/13       4         166        7
     CBT Soybean Oil Futures...  07/12/13       6         177        2
     CBT Wheat Futures.........  07/12/13       6         219       11
     Coffee 'C' Futures........  07/19/13       3         152       (4)
     Copper High Grade Futures.  07/29/13       5         398        3
     Cotton No. 2 Futures......  07/09/13       3         131        5
     Gasoline RBOB Futures.....  06/28/13       2         234        4

                                  Expiration Number of  Contract Unrealized
   Description                       Date    Contracts*  Amount  Gain (Loss)
   -----------                    ---------- ---------- -------- -----------
   Gold 100oz Futures............  06/26/13       4         589       14
   Heating Oil Futures...........  06/28/13       2         239        4
   LME Nickel Futures............  07/17/13       1          92        1
   LME Prime Aluminum Futures....  07/17/13       6         280       (7)
   LME Zinc Futures..............  07/17/13       3         140       (2)
   Lean Hogs Futures.............  06/14/13       4         148        4
   Light Sweet Crude Oil Futures.  12/19/13      13       1,191       37
   Live Cattle Futures...........  06/28/13       4         195        1
   Natural Gas Futures...........  08/28/13      18         795       17
   Silver Futures................  07/29/13       2         242        7
   Sugar #11 Futures.............  06/28/13      12         237       --
                                                        -------     ----
                                                        $13,130     $298
                                                        =======     ====

The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $13,723 (in thousands).

   At April 30, 2013, the Subsidiary had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
    Counterparty                        Date        Amount*   (Depreciation)
    ------------                     ----------     --------  --------------
    Citibank, N.A...................  06/28/13  USD $  2,886     $ 3,265
    Deutsche Bank AG, London Branch.  05/22/13  USD    4,250       1,137
    Deutsche Bank AG, London Branch.  05/22/13  USD    1,600         (96)
    Deutsche Bank AG, London Branch.  05/22/13  USD   (1,600)       (800)
    Deutsche Bank AG, London Branch.  05/22/13  USD   (4,250)     (1,020)
    Deutsche Bank AG, London Branch.  05/29/13  USD    1,601       1,925
    Deutsche Bank AG, London Branch.  05/29/13  USD      218         261
    Deutsche Bank AG, London Branch.  06/19/13  USD     (400)        868
    Deutsche Bank AG, London Branch.  07/31/13  USD  (13,000)     (2,587)
    Deutsche Bank AG, London Branch.  09/30/13  USD   12,999       2,834
    Deutsche Bank AG, London Branch.  11/19/13  USD      400        (984)
    UBS AG..........................  07/29/13  USD    1,956       2,352
                                                    --------     -------
                                                    $  6,660     $ 7,155
                                                    ========     =======

* During the six months ended April 30, 2013 the Subsidiary's average notional value of outstanding swap contracts was $358,702 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of April 30, 2013:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------

 Commodity Contracts       Payables: Futures Margin
                             Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2013 (amounts in thousands):

                                                            Asset Derivatives Value
                                                         -----------------------------------
                                                                    Foreign
                                          Total Value at Commodity Exchange        Other
                                          April 30, 2013 Contracts Contracts     Contracts
                                          -------------- --------- ---------     ---------
Dimensional Cayman Commodity Fund I, LTD.    $12,940       $298*         --       $12,642

                                                                   LiabilityDerivatives Value
                                                                   -------------------------
                                                                    Foreign
                                          Total Value at           Exchange        Other
                                          April 30, 2013           Contracts     Contracts
                                          --------------           ---------     ---------
Dimensional Cayman Commodity Fund I, LTD.    $(6,860)               $(1,373)      $(5,487)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2013 (amounts in thousands):

Derivative Type      Location of Gain (Loss) on Derivatives Recognized in Income
---------------      -----------------------------------------------------------
Commodity Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures
Foreign Exchange     Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
  Contracts            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                       Denominated Amounts
Other Contracts      Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation
                       (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2013 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(40,575)  $(1,738)  $(1,497) $(37,340)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  6,156   $   151   $   125  $  5,880

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolio's prospectus, the Portfolio may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolio had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

At April 30, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2013
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/12  04/30/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,137.00    0.71%    $3.76
   Institutional Class Shares......... $1,000.00 $1,137.80    0.44%    $2.33
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.27    0.71%    $3.56
   Institutional Class Shares......... $1,000.00 $1,022.61    0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,144.20    0.10%    $0.53
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30    0.10%    $0.50

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................  11.1%
              Energy.......................................  10.6%
              Financials...................................  16.1%
              Health Care..................................  12.7%
              Industrials..................................   9.8%
              Information Technology.......................  17.8%
              Materials....................................   3.4%
              Telecommunication Services...................   3.1%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,161,223,267
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,329,211,106)............................. $6,161,223,267
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (90.8%)
 Consumer Discretionary -- (10.7%)
 *   Amazon.com, Inc...................   113,984 $ 28,930,279            0.6%
     Comcast Corp. Class A.............   827,357   34,169,844            0.8%
     Home Depot, Inc. (The)............   468,669   34,376,871            0.8%
     McDonald's Corp...................   314,328   32,105,462            0.7%
     News Corp. Class A................   626,819   19,412,584            0.4%
     Walt Disney Co. (The).............   565,920   35,562,413            0.8%
     Other Securities..................            340,269,297            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            524,826,750           11.7%
                                                  ------------           -----
 Consumer Staples -- (10.1%)
     Altria Group, Inc.................   629,995   23,001,117            0.5%
     Coca-Cola Co. (The)............... 1,201,396   50,855,093            1.1%
     CVS Caremark Corp.................   385,922   22,452,942            0.5%
     PepsiCo, Inc......................   483,590   39,881,667            0.9%
     Philip Morris International, Inc..   516,504   49,372,617            1.1%
     Procter & Gamble Co. (The)........   856,245   65,733,929            1.4%
     Wal-Mart Stores, Inc..............   524,287   40,747,586            0.9%
     Other Securities..................            202,265,326            4.6%
                                                  ------------           -----
 Total Consumer Staples................            494,310,277           11.0%
                                                  ------------           -----
 Energy -- (9.6%)
     Chevron Corp......................   608,945   74,297,379            1.6%
     ConocoPhillips....................   382,724   23,135,666            0.5%
 #   Exxon Mobil Corp.................. 1,404,412  124,978,624            2.8%
     Occidental Petroleum Corp.........   252,490   22,537,257            0.5%
     Schlumberger, Ltd.................   416,345   30,988,558            0.7%
     Other Securities..................            198,320,588            4.4%
                                                  ------------           -----
 Total Energy..........................            474,258,072           10.5%
                                                  ------------           -----
 Financials -- (14.6%)
     American Express Co...............   301,242   20,607,965            0.5%
     Bank of America Corp.............. 3,391,650   41,751,211            0.9%
 *   Berkshire Hathaway, Inc. Class B..   571,719   60,785,164            1.3%
     Citigroup, Inc....................   952,508   44,444,023            1.0%
     Goldman Sachs Group, Inc. (The)...   137,158   20,034,669            0.4%
     JPMorgan Chase & Co............... 1,199,732   58,798,865            1.3%
     U.S. Bancorp......................   584,084   19,438,315            0.4%
     Wells Fargo & Co.................. 1,536,523   58,357,144            1.3%
     Other Securities..................            392,772,355            8.8%
                                                  ------------           -----
 Total Financials......................            716,989,711           15.9%
                                                  ------------           -----
 Health Care -- (11.5%)
     AbbVie, Inc.......................   495,465   22,816,163            0.5%
     Amgen, Inc........................   234,598   24,447,458            0.5%
     Bristol-Myers Squibb Co...........   513,234   20,385,654            0.4%
 #*  Gilead Sciences, Inc..............   477,199   24,165,357            0.5%
     Johnson & Johnson.................   876,201   74,678,611            1.7%
     Merck & Co., Inc..................   947,371   44,526,437            1.0%
     Pfizer, Inc....................... 2,253,435   65,507,355            1.5%
     UnitedHealth Group, Inc...........   321,266   19,253,471            0.4%
     Other Securities..................            268,679,378            6.0%
                                                  ------------           -----
 Total Health Care.....................            564,459,884           12.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (8.9%)
      3M Co......................................    198,976 $   20,834,777            0.5%
      Boeing Co. (The)...........................    213,320     19,499,581            0.4%
      General Electric Co........................  3,259,372     72,651,402            1.6%
      Union Pacific Corp.........................    147,103     21,765,360            0.5%
#     United Technologies Corp...................    264,337     24,131,325            0.5%
      Other Securities...........................               280,194,339            6.2%
                                                             --------------          ------
Total Industrials................................               439,076,784            9.7%
                                                             --------------          ------
Information Technology -- (16.2%)
^^    Apple, Inc.................................    294,350    130,323,462            2.9%
      Cisco Systems, Inc.........................  1,671,325     34,964,119            0.8%
*     Google, Inc. Class A.......................     83,700     69,016,509            1.5%
#     Intel Corp.................................  1,550,340     37,130,643            0.8%
#     International Business Machines Corp.......    328,386     66,511,300            1.5%
      Microsoft Corp.............................  2,363,005     78,215,465            1.7%
      Oracle Corp................................  1,157,504     37,942,981            0.8%
      QUALCOMM, Inc..............................    538,553     33,185,636            0.7%
      Visa, Inc. Class A.........................    161,649     27,231,391            0.6%
      Other Securities...........................               281,572,689            6.4%
                                                             --------------          ------
Total Information Technology.....................               796,094,195           17.7%
                                                             --------------          ------
Materials -- (3.1%)
      Other Securities...........................               151,117,051            3.4%
                                                             --------------          ------
Telecommunication Services -- (2.8%)
      AT&T, Inc..................................  1,721,362     64,482,220            1.4%
      Verizon Communications, Inc................    895,935     48,299,856            1.1%
      Other Securities...........................                23,977,722            0.5%
                                                             --------------          ------
Total Telecommunication Services.................               136,759,798            3.0%
                                                             --------------          ------
Utilities -- (3.3%)
      Other Securities...........................               162,966,629            3.6%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             4,460,859,151           99.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.9%)
^^    State Street Institutional Liquid Reserves. 42,543,274     42,543,274            0.9%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund............. 35,470,037    410,388,323            9.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,949,024,491)........................              $4,913,790,748          109.0%
                                                             ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  524,826,750           --   --    $  524,826,750
  Consumer Staples............    494,310,277           --   --       494,310,277
  Energy......................    474,258,072           --   --       474,258,072
  Financials..................    716,989,711           --   --       716,989,711
  Health Care.................    564,459,884           --   --       564,459,884
  Industrials.................    439,076,784           --   --       439,076,784
  Information Technology......    796,094,195           --   --       796,094,195
  Materials...................    151,117,051           --   --       151,117,051
  Telecommunication Services..    136,759,798           --   --       136,759,798
  Utilities...................    162,966,629           --   --       162,966,629
Temporary Cash Investments....     42,543,274           --   --        42,543,274
Securities Lending Collateral.             -- $410,388,323   --       410,388,323
Futures Contracts**...........        924,481           --   --           924,481
                               -------------- ------------   --    --------------
TOTAL......................... $4,504,326,906 $410,388,323   --    $4,914,715,229
                               ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA        U.S. Large
                                                                                            International    Company
                                                                                           Value Portfolio  Portfolio*
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,161,223            --
Investments at Value (including $0 and $404,497 of securities on loan, respectively)......             --  $  4,460,859
Temporary Cash Investments at Value & Cost................................................             --        42,543
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       410,388
Segregated Cash for Futures Contracts.....................................................             --         1,764
Receivables:
  Investment Securities Sold..............................................................             --         1,448
  Dividends, Interest and Tax Reclaims....................................................             --         4,093
  Securities Lending Income...............................................................             --            25
  Fund Shares Sold........................................................................          7,223         2,334
  Futures Margin Variation................................................................             --           111
Prepaid Expenses and Other Assets.........................................................             46            34
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,168,492     4,923,599
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       410,388
  Investment Securities Purchased.........................................................             --         1,303
  Fund Shares Redeemed....................................................................          5,310         3,622
  Due to Advisor..........................................................................            968           296
Accrued Expenses and Other Liabilities....................................................            273           475
                                                                                           --------------  ------------
     Total Liabilities....................................................................          6,551       416,084
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,161,941  $  4,507,515
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $7,640 and $0 and shares outstanding of
 431,505 and 0, respectively.............................................................. $        17.71  $        N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,154,301 and $4,507,515 and shares
 outstanding of 347,617,717 and 357,489,731, respectively................................. $        17.70  $      12.61
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    5,329,211  $         --
                                                                                           ==============  ============
Investments at Cost....................................................................... $           --  $  2,496,093
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    6,092,346  $  3,012,131
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         52,681        10,934
Accumulated Net Realized Gain (Loss)......................................................       (815,112)     (481,240)
Net Unrealized Foreign Exchange Gain (Loss)...............................................             14            --
Net Unrealized Appreciation (Depreciation)................................................        832,012     1,965,690
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,161,941  $  4,507,515
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              DFA        U.S.
                                                                                         International   Large
                                                                                             Value      Company
                                                                                          Portfolio*   Portfolio
                                                                                         ------------- ---------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $6,791 and $0, respectively)..............   $ 92,101          --
  Interest..............................................................................          4          --
  Income from Securities Lending........................................................      4,862          --
  Expenses Allocated from Affiliated Investment Company.................................     (6,598)         --
                                                                                           --------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..........     90,369          --
                                                                                           --------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $50, respectively).................         --    $ 49,029
  Interest..............................................................................         --          34
  Income from Securities Lending........................................................         --         194
                                                                                           --------    --------
     Total Investment Income............................................................         --      49,257
                                                                                           --------    --------
Expenses
  Investment Advisory Services Fees.....................................................         --         530
  Administrative Services Fees..........................................................      5,751       1,066
  Accounting & Transfer Agent Fees......................................................         31         195
  S&P 500(R) Fees.......................................................................         --          45
  Shareholder Servicing Fees --
    Class R2 Shares.....................................................................          9          --
  Custodian Fees........................................................................         --          27
  Filing Fees...........................................................................         63          58
  Shareholders' Reports.................................................................         84          52
  Directors'/Trustees' Fees & Expenses..................................................         24          18
  Professional Fees.....................................................................         56          90
  Other.................................................................................         26          30
                                                                                           --------    --------
     Total Expenses.....................................................................      6,044       2,111
                                                                                           --------    --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C).............................................................................         --          (4)
                                                                                           --------    --------
  Net Expenses..........................................................................      6,044       2,107
                                                                                           --------    --------
  Net Investment Income (Loss)..........................................................     84,325      47,150
                                                                                           --------    --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities........................         --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................................     93,812     101,692
    Futures.............................................................................         --       4,832
    Foreign Currency Transactions**.....................................................     (1,145)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................................    569,073     420,900
    Futures.............................................................................         --         979
    Translation of Foreign Currency Denominated Amounts.................................         62          --
                                                                                           --------    --------
  Net Realized and Unrealized Gain (Loss)...............................................    661,802     528,812
                                                                                           --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........................   $746,127    $575,962
                                                                                           ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                  -----------------------  ----------------------
                                                                  Six Months      Year     Six Months     Year
                                                                     Ended       Ended        Ended      Ended
                                                                   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                     2013         2012        2013        2012
                                                                  ----------- -----------  ----------- ----------
                                                                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................... $   84,325  $   186,021  $   47,150  $   83,523
  Capital Gain Distributions Received from Investment Securities.         --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     93,812       74,190     101,692      68,937
    Futures......................................................         --           --       4,832      12,993
    Foreign Currency Transactions................................     (1,145)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................    569,073      (96,127)    420,900     393,550
    Futures......................................................         --           --         979      (3,799)
    Translation of Foreign Currency Denominated Amounts..........         62         (209)         --          --
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations.................................................    746,127      162,924     575,962     555,747
                                                                  ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares..............................................        (62)        (205)         --          --
    Institutional Class Shares...................................    (58,806)    (180,761)    (48,465)    (81,785)
                                                                  ----------  -----------  ----------  ----------
     Total Distributions.........................................    (58,868)    (180,966)    (48,465)    (81,785)
                                                                  ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................................    603,009    1,339,320     371,505     610,737
  Shares Issued in Lieu of Cash Distributions....................     55,228      168,269      41,917      70,255
  Shares Redeemed................................................   (670,850)  (1,295,677)   (470,740)   (879,631)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions.....    (12,613)     211,912     (57,318)   (198,639)
                                                                  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.....................    674,646      193,870     470,179     275,323
Net Assets
  Beginning of Period............................................  5,487,295    5,293,425   4,037,336   3,762,013
                                                                  ----------  -----------  ----------  ----------
  End of Period.................................................. $6,161,941  $ 5,487,295  $4,507,515  $4,037,336
                                                                  ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................................     35,976       89,258      31,720      57,663
  Shares Issued in Lieu of Cash Distributions....................      3,393       11,721       3,644       6,768
  Shares Redeemed................................................    (40,456)     (86,334)    (39,888)    (82,571)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...................................................     (1,087)      14,645      (4,524)    (18,140)
                                                                  ==========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).......................................... $   52,681  $    27,224  $   10,934  $   12,249

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    DFA International Value Portfolio-Class R2 Shares+
                            -----------------------------------------------------------        --------------
                                                                                 Period
                            Six Months     Year     Year      Year     Year     April 30,       Six Months
                               Ended      Ended    Ended     Ended    Ended    2008 (a) to         Ended
                             April 30,   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,         April 30,
                               2013        2012     2011      2010     2009       2008             2013
--------------------------------------------------------------------------------------------------------------
                            (Unaudited)                                                         (Unaudited)
Net Asset Value, Beginning
 of Period.................   $15.72      $15.83   $17.82    $17.13   $13.58    $ 26.31        $    15.72
                              ------      ------   ------    ------   ------    -------        ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............     0.22        0.51     0.53      0.37     0.42       0.66              0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........     1.92       (0.13)   (2.00)     1.29     4.10     (11.73)             1.91
                              ------      ------   ------    ------   ------    -------        ----------
   Total from Investment
    Operations.............     2.14        0.38    (1.47)     1.66     4.52     (11.07)             2.15
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................    (0.15)      (0.49)   (0.52)    (0.97)   (0.97)     (1.66)            (0.17)
  Net Realized Gains.......       --          --       --        --       --         --                --
                              ------      ------   ------    ------   ------    -------        ----------
   Total Distributions.....    (0.15)      (0.49)   (0.52)    (0.97)   (0.97)     (1.66)            (0.17)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................   $17.71      $15.72   $15.83    $17.82   $17.13    $ 13.58        $    17.70
=========================== ===========  ======== ========  ======== ======== ===========      ===========
Total Return...............    13.70%(C)    2.70%   (8.53)%   10.60%   34.86%    (44.63)%(C)        13.78%(C)
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...............   $7,640      $6,407   $6,102    $4,952   $3,443    $ 3,372        $6,154,301
Ratio of Expenses to
 Average Net
 Assets (D)................     0.71%(B)    0.71%    0.71%     0.72%    0.74%      0.73%(B)(E)       0.44%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................     2.72%(B)    3.33%    2.97%     2.11%    2.96%      7.47%(B)(E)       2.95%(B)
--------------------------------------------------------------------------------------------------------------

                             DFA International Value Portfolio-Institutional Class Shares
                            ----------------------------------------------------------------------------
                                                                                 Period
                               Year         Year        Year        Year        Dec. 1,         Year
                              Ended        Ended       Ended       Ended        2007 to        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                               2012         2011        2010        2009          2008          2007
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                            ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.54        0.58         0.39        0.40        0.74            0.72
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                            ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       0.42       (1.41)        1.73        4.32      (11.70)           3.81
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
  Net Realized Gains.......         --          --           --          --       (0.49)          (0.38)
                            ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.....      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
=========================== ==========  ==========   ==========  ==========  ==========      ==========
Total Return...............       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to
 Average Net
 Assets (D)................       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment
 Income to Average Net
 Assets....................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%
--------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                U.S. Large Company Portfolio
                                                              -----------------------------------------------------------------

                                                               Six Months       Year        Year         Year          Year
                                                                  Ended        Ended       Ended        Ended         Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,
                                                                  2013          2012        2011         2010          2009
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    11.15     $     9.90  $     9.34  $     8.16    $   7.62
                                                              ----------     ----------  ----------  ----------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................       0.13           0.22        0.19        0.18        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)..       1.46           1.25        0.56        1.15        0.55
                                                              ----------     ----------  ----------  ----------    --------
   Total from Investment Operations..........................       1.59           1.47        0.75        1.33        0.73
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................      (0.13)         (0.22)      (0.19)      (0.15)      (0.19)
                                                              ----------     ----------  ----------  ----------    --------
   Total Distributions.......................................      (0.13)         (0.22)      (0.19)      (0.15)      (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    12.61     $    11.15  $     9.90  $     9.34    $   8.16
============================================================  ===========    ==========  ==========  ==========    ========
Total Return.................................................      14.42%(C)      15.02%       8.09%      16.47%      10.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,507,515     $4,037,336  $3,762,013  $3,712,973    $785,689
Ratio of Expenses to Average Net Assets......................       0.10%(B)       0.10%       0.10%       0.10%**     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees).....................................       0.10%(B)       0.10%       0.10%       0.11%**     0.13%(D)
Ratio of Net Investment Income to Average Net Assets.........       2.24%(B)       2.10%       1.95%       1.99%       2.53%
Portfolio Turnover Rate......................................          1%(C)          4%          4%          1%*       N/A
--------------------------------------------------------------------------------------------------------------------------------

                                                              ---------------------------
                                                                  Period
                                                                 Dec. 1,           Year
                                                                 2007 to          Ended
                                                                 Oct. 31,        Nov. 30,
                                                                   2008            2007
--------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $  11.63        $    11.00
                                                              --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................     0.20              0.22
 Net Gains (Losses) on Securities (Realized and Unrealized)..    (3.99)             0.62
                                                              --------        ----------
   Total from Investment Operations..........................    (3.79)             0.84
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................    (0.22)            (0.21)
                                                              --------        ----------
   Total Distributions.......................................    (0.22)            (0.21)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $   7.62        $    11.63
============================================================  ========        ==========
Total Return.................................................   (33.10)%(C)         7.71%
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $729,218        $1,002,142
Ratio of Expenses to Average Net Assets......................     0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees).....................................     0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net Assets.........     2.10%(B)          1.90%
Portfolio Turnover Rate......................................      N/A               N/A
--------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of the Feeder Fund commenced operations on April 30, 2008.

   On November 1, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                        Value
Target Fund                     Shares          Acquiring Fund            Shares    (in thousands)
-----------                   ---------- ------------------------------ ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168 Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)             Acquiring Fund          Net Assets
-----------                   ---------- ----------------------- ------------------------------ ----------
                                                                 U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio   $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

   (a) $43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

   (b) $596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                              Recovery       Waived Fees/
                                                Expense    of Previously   Expenses Assumed
                                               Limitation   Waived Fees/   Subject to Future
                                                 Amount   Expenses Assumed     Recovery
                                               ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2
  Shares (1)..................................    0.79%          --                --
U.S. Large Company Portfolio (2)..............    0.10%         $37              $393

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the

"Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $153
                    U.S. Large Company Portfolio......  220

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio.  $50,259  $156,870

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                Total Net
                                   Net Investment                             Distributable
                                     Income and   Undistributed                 Earnings
                                     Short-Term     Long-Term   Capital Loss  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards    Losses)
                                   -------------- ------------- ------------- -------------
DFA International Value Portfolio.    $30,233          --         $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --          (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903                            --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $5,332,884  $  829,215   $    (876)    $  828,339
U.S. Large Company Portfolio......  3,190,237   2,091,600    (368,047)     1,723,553

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2013        Oct. 31, 2012
                                                       ------------------  --------------------
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     898       53  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........        62        4          204       14
 Shares Redeemed......................................      (562)     (33)      (2,235)    (146)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     398       24  $       331       22
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 602,111   35,923  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........    55,166    3,389      168,065   11,707
 Shares Redeemed......................................  (670,288) (40,423)  (1,293,442) (86,188)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ (13,011)  (1,111) $   211,581   14,623
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       Approximate
                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   06/21/13     583     $46,413     $924         --

* During the six months ended April 30, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $48,808 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                                     Asset Derivatives Value
                                                     ------------------------
                               Location on the
                           Statements of Assets and
                                 Liabilities             Equity Contracts
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin           $924*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2013:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                           Realized Gain (Loss) on
                                       Derivatives Recognized in Income
                                       --------------------------------
                                                    Equity
                                                  Contracts
                                       --------------------------------
         U.S. Large Company Portfolio.              $4,832

                                             Change in Unrealized
                                        Appreciation (Depreciation) on
                                       Derivatives Recognized in Income
                                       --------------------------------
                                                    Equity
                                                  Contracts
                                       --------------------------------
         U.S. Large Company Portfolio.              $  979

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%       $10,747         7          $2        $20,815

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

J. Securities Lending:

   As of April 30, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $1,297 (in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      6             96%
DFA International Value Portfolio -- Institutional Class Shares.      4             66%
U.S. Large Company Portfolio....................................      3             76%

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                         DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/12  04/30/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,184.80    0.11%    $0.60
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/12  04/30/13    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,261.20    0.15%    $0.84
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,106.80    0.16%    $0.84
Hypothetical 5% Annual Return........... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,151.90    0.12%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,165.30    0.15%    $0.81
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  980.70    0.15%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,062.60    0.18%    $0.92
Hypothetical 5% Annual Return........... $1,000.00 $1,023.90    0.18%    $0.90

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,130.50    0.33%    $1.74
Hypothetical 5% Annual Return........... $1,000.00 $1,023.16    0.33%    $1.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   7.7%
Energy.......................................  20.3%
Financials...................................  24.0%
Health Care..................................   7.8%
Industrials..................................  12.5%
Information Technology.......................   4.9%
Materials....................................   3.4%
Telecommunication Services...................   5.6%
Utilities....................................   0.4%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.8%
Consumer Staples.............................   5.6%
Energy.......................................  12.0%
Financials...................................  36.3%
Health Care..................................   1.2%
Industrials..................................   9.9%
Information Technology.......................   3.5%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   7.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  22.8%
Consumer Staples.............................   8.7%
Energy.......................................   0.6%
Financials...................................  12.7%
Health Care..................................   4.8%
Industrials..................................  28.3%
Information Technology.......................  10.5%
Materials....................................  11.2%
Telecommunication Services...................    --
Utilities....................................   0.4%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   4.7%
Energy.......................................   6.0%
Financials...................................  12.9%
Health Care..................................   5.1%
Industrials..................................  21.0%
Information Technology.......................   5.1%
Materials....................................  10.6%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   2.6%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  26.8%
Consumer Staples.............................   3.6%
Energy.......................................   4.9%
Financials...................................  15.0%
Health Care..................................   2.4%
Industrials..................................  26.9%
Information Technology.......................   8.3%
Materials....................................   7.4%
Telecommunication Services...................   2.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   6.8%
Energy.......................................   4.4%
Financials...................................  19.3%
Health Care..................................   9.1%
Industrials..................................  24.2%
Information Technology.......................   9.7%
Materials....................................   8.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.9%
Utilities....................................   2.2%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  10.2%
Consumer Staples.............................   4.3%
Energy.......................................  24.6%
Financials...................................   8.3%
Health Care..................................   2.5%
Industrials..................................  12.4%
Information Technology.......................   5.3%
Materials....................................  25.9%
Other........................................    --
Real Estate Investment Trusts................   0.6%
Telecommunication Services...................   0.3%
Utilities....................................   5.6%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................   8.2%
Consumer Staples.............................   9.7%
Energy.......................................  11.3%
Financials...................................  26.5%
Health Care..................................   1.4%
Industrials..................................   7.3%
Information Technology.......................  14.0%
Materials....................................  11.2%
Other........................................    --
Telecommunication Services...................   7.0%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  18.1%
Consumer Staples.............................   9.3%
Energy.......................................   2.2%
Financials...................................  17.7%
Health Care..................................   6.2%
Industrials..................................  17.1%
Information Technology.......................  12.4%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
    Carnival Corp........................  2,385,423 $   82,320,948            0.6%
    Comcast Corp. Class A................ 10,008,890    413,367,157            3.2%
    Comcast Corp. Special Class A........  3,843,964    151,029,346            1.2%
#*  General Motors Co....................  2,302,737     71,016,409            0.6%
#   News Corp. Class A...................  2,241,856     69,430,280            0.5%
    Time Warner Cable, Inc...............  1,921,256    180,386,726            1.4%
    Time Warner, Inc.....................  4,853,977    290,170,745            2.3%
    Other Securities.....................               465,752,512            3.6%
                                                     --------------           -----
Total Consumer Discretionary.............             1,723,474,123           13.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co............  3,155,848    107,109,481            0.8%
    CVS Caremark Corp....................  6,004,478    349,340,530            2.7%
    Mondelez International, Inc. Class A.  7,330,703    230,550,609            1.8%
    Other Securities.....................               305,954,763            2.4%
                                                     --------------           -----
Total Consumer Staples...................               992,955,383            7.7%
                                                     --------------           -----
Energy -- (19.5%)
    Anadarko Petroleum Corp..............  2,478,744    210,098,341            1.6%
    Apache Corp..........................  1,208,836     89,308,804            0.7%
    Chevron Corp.........................  3,863,466    471,381,487            3.7%
    ConocoPhillips.......................  5,899,107    356,601,018            2.8%
#   Hess Corp............................  1,567,373    113,132,983            0.9%
    Marathon Oil Corp....................  3,447,108    112,617,018            0.9%
    Marathon Petroleum Corp..............  1,791,952    140,417,359            1.1%
    National Oilwell Varco, Inc..........  1,661,481    108,361,791            0.8%
    Occidental Petroleum Corp............  1,349,242    120,433,341            0.9%
    Phillips 66..........................  2,926,797    178,388,277            1.4%
*   Transocean, Ltd......................  1,261,179     64,912,883            0.5%
    Valero Energy Corp...................  2,806,975    113,177,232            0.9%
    Other Securities.....................               525,193,006            4.1%
                                                     --------------           -----
Total Energy.............................             2,604,023,540           20.3%
                                                     --------------           -----
Financials -- (23.1%)
*   American International Group, Inc....  6,622,622    274,309,003            2.1%
#   Bank of America Corp................. 38,925,898    479,177,804            3.7%
#   Bank of New York Mellon Corp. (The)..  3,040,229     85,795,262            0.7%
    Citigroup, Inc....................... 10,372,454    483,978,704            3.8%
#   CME Group, Inc.......................  1,599,345     97,336,137            0.8%
    Goldman Sachs Group, Inc. (The)......    786,395    114,868,718            0.9%
#   JPMorgan Chase & Co..................  3,775,507    185,037,598            1.4%
    Loews Corp...........................  2,050,343     91,588,822            0.7%
    MetLife, Inc.........................  4,759,859    185,586,902            1.4%
    Morgan Stanley.......................  6,429,315    142,409,327            1.1%
    Prudential Financial, Inc............  2,287,609    138,217,336            1.1%
#   SunTrust Banks, Inc..................  2,564,707     75,017,680            0.6%
    Other Securities.....................               721,595,925            5.6%
                                                     --------------           -----
Total Financials.........................             3,074,919,218           23.9%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value+      of Net Assets**
                                                   ------        ------      ---------------
Health Care -- (7.5%)
#     Aetna, Inc.................................  1,693,713 $    97,286,875            0.8%
      Pfizer, Inc................................  9,837,358     285,971,997            2.2%
      Thermo Fisher Scientific, Inc..............  1,932,026     155,875,858            1.2%
#     WellPoint, Inc.............................  1,824,634     133,052,311            1.0%
      Other Securities...........................                326,119,456            2.6%
                                                             ---------------          ------
Total Health Care................................                998,306,497            7.8%
                                                             ---------------          ------
Industrials -- (12.0%)
      CSX Corp...................................  5,517,066     135,664,653            1.1%
#     General Electric Co........................ 19,480,526     434,220,925            3.4%
      Norfolk Southern Corp......................  1,681,939     130,215,717            1.0%
#     Northrop Grumman Corp......................  1,364,645     103,358,212            0.8%
      Union Pacific Corp.........................  2,173,679     321,617,545            2.5%
      Other Securities...........................                478,671,027            3.7%
                                                             ---------------          ------
Total Industrials................................              1,603,748,079           12.5%
                                                             ---------------          ------
Information Technology -- (4.7%)
#     Hewlett-Packard Co.........................  5,006,539     103,134,703            0.8%
*     Yahoo!, Inc................................  4,116,468     101,800,254            0.8%
      Other Securities...........................                425,616,152            3.3%
                                                             ---------------          ------
Total Information Technology.....................                630,551,109            4.9%
                                                             ---------------          ------
Materials -- (3.3%)
#     Freeport-McMoRan Copper & Gold, Inc........  2,348,639      71,469,085            0.6%
      International Paper Co.....................  2,224,458     104,505,037            0.8%
      Other Securities...........................                267,195,954            2.0%
                                                             ---------------          ------
Total Materials..................................                443,170,076            3.4%
                                                             ---------------          ------
Telecommunication Services -- (5.4%)
      AT&T, Inc.................................. 13,051,893     488,923,912            3.8%
#     CenturyLink, Inc...........................  2,353,137      88,407,357            0.7%
*     Sprint Nextel Corp......................... 13,961,200      98,426,460            0.7%
      Other Securities...........................                 44,313,466            0.4%
                                                             ---------------          ------
Total Telecommunication Services.................                720,071,195            5.6%
                                                             ---------------          ------
Utilities -- (0.4%)
      Other Securities...........................                 46,400,297            0.4%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,837,619,517           99.9%
                                                             ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 37,139,776      37,139,776            0.3%
                                                             ---------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............. 40,224,004     465,391,729            3.6%
                                                             ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,150,048,349)........................              $13,340,151,022          103.8%
                                                             ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,723,474,123           --   --    $ 1,723,474,123
  Consumer Staples............     992,955,383           --   --        992,955,383
  Energy......................   2,604,023,540           --   --      2,604,023,540
  Financials..................   3,074,919,218           --   --      3,074,919,218
  Health Care.................     998,306,497           --   --        998,306,497
  Industrials.................   1,603,748,079           --   --      1,603,748,079
  Information Technology......     630,551,109           --   --        630,551,109
  Materials...................     443,170,076           --   --        443,170,076
  Telecommunication Services..     720,071,195           --   --        720,071,195
  Utilities...................      46,400,297           --   --         46,400,297
Temporary Cash Investments....      37,139,776           --   --         37,139,776
Securities Lending Collateral.              -- $465,391,729   --        465,391,729
                               --------------- ------------   --    ---------------
TOTAL......................... $12,874,759,293 $465,391,729   --    $13,340,151,022
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (88.0%)
AUSTRALIA -- (5.0%)
    Suncorp Group, Ltd...............  3,736,013 $   50,317,710            0.6%
    Wesfarmers, Ltd..................  2,584,670    116,279,925            1.4%
    Other Securities.................               291,706,689            3.6%
                                                 --------------          ------
TOTAL AUSTRALIA......................               458,304,324            5.6%
                                                 --------------          ------
AUSTRIA -- (0.2%)
    Other Securities.................                22,620,434            0.3%
                                                 --------------          ------
BELGIUM -- (1.1%)
    Other Securities.................                97,018,246            1.2%
                                                 --------------          ------
CANADA -- (8.7%)
    Canadian Natural Resources, Ltd..  1,849,320     54,243,293            0.7%
    Goldcorp, Inc....................  1,686,234     49,911,656            0.6%
#   Manulife Financial Corp..........  4,587,163     67,797,764            0.8%
#   Sun Life Financial, Inc..........  1,565,269     44,155,983            0.6%
    Suncor Energy, Inc...............  3,750,370    116,928,008            1.4%
#   Thomson Reuters Corp.............  1,832,184     61,378,937            0.8%
    Other Securities.................               404,553,580            4.9%
                                                 --------------          ------
TOTAL CANADA.........................               798,969,221            9.8%
                                                 --------------          ------
DENMARK -- (1.2%)
    Other Securities.................               108,958,158            1.3%
                                                 --------------          ------
FINLAND -- (0.5%)
    Other Securities.................                48,558,445            0.6%
                                                 --------------          ------
FRANCE -- (8.2%)
#   AXA SA...........................  4,004,754     74,995,536            0.9%
    BNP Paribas SA...................  1,973,903    110,060,678            1.4%
    Cie de St-Gobain.................  1,039,077     41,613,919            0.5%
    France Telecom SA................  3,875,091     41,383,566            0.5%
#   GDF Suez.........................  3,247,971     69,637,459            0.9%
*   Societe Generale SA..............  1,823,515     66,242,789            0.8%
    Vivendi SA.......................  3,686,124     83,497,667            1.0%
    Other Securities.................               259,788,588            3.2%
                                                 --------------          ------
TOTAL FRANCE.........................               747,220,202            9.2%
                                                 --------------          ------
GERMANY -- (7.4%)
#   Allianz SE.......................    517,629     76,567,951            0.9%
#   Allianz SE ADR...................  2,811,910     41,475,672            0.5%
    Bayerische Motoren Werke AG......    663,299     61,335,322            0.8%
    Daimler AG.......................  2,088,586    115,801,750            1.4%
    Deutsche Bank AG.................  1,538,807     70,835,958            0.9%
#   E.ON SE..........................  3,592,972     65,250,322            0.8%
#   Muenchener Rueckversicherungs AG.    395,244     79,169,861            1.0%
    Other Securities.................               164,745,466            2.0%
                                                 --------------          ------
TOTAL GERMANY........................               675,182,302            8.3%
                                                 --------------          ------
GREECE -- (0.0%)
    Other Securities.................                 3,881,280            0.0%
                                                 --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   63,182,649            0.8%
    Other Securities........................               129,361,801            1.6%
                                                        --------------          ------
TOTAL HONG KONG.............................               192,544,450            2.4%
                                                        --------------          ------
IRELAND -- (0.1%)
    Other Securities........................                13,278,889            0.2%
                                                        --------------          ------
ISRAEL -- (0.3%)
    Other Securities........................                31,737,065            0.4%
                                                        --------------          ------
ITALY -- (1.1%)
*   UniCredit SpA...........................  8,189,815     42,805,198            0.5%
    Other Securities........................                55,555,418            0.7%
                                                        --------------          ------
TOTAL ITALY.................................                98,360,616            1.2%
                                                        --------------          ------
JAPAN -- (17.8%)
    Mitsubishi Corp.........................  3,047,600     54,863,679            0.7%
    Mitsubishi Heavy Industries, Ltd........  7,405,000     51,065,254            0.6%
    Mitsubishi UFJ Financial Group, Inc..... 22,830,706    154,902,674            1.9%
    Mitsui & Co., Ltd.......................  3,522,000     48,521,389            0.6%
    Nomura Holdings, Inc....................  7,769,100     63,494,551            0.8%
    Other Securities........................             1,260,958,457           15.4%
                                                        --------------          ------
TOTAL JAPAN.................................             1,633,806,004           20.0%
                                                        --------------          ------
NETHERLANDS -- (2.5%)
*   ING Groep NV............................  5,697,333     46,933,717            0.6%
    Koninklijke Philips Electronics NV......  1,957,968     54,192,709            0.7%
    Other Securities........................               125,436,586            1.5%
                                                        --------------          ------
TOTAL NETHERLANDS...........................               226,563,012            2.8%
                                                        --------------          ------
NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,442,372            0.1%
                                                        --------------          ------
NORWAY -- (1.0%)
    Other Securities........................                89,934,209            1.1%
                                                        --------------          ------
PORTUGAL -- (0.1%)
    Other Securities........................                 6,134,640            0.1%
                                                        --------------          ------
SINGAPORE -- (1.2%)
    Other Securities........................               109,000,646            1.3%
                                                        --------------          ------
SPAIN -- (1.8%)
    Banco Santander SA......................  8,322,004     60,097,740            0.8%
    Other Securities........................               107,810,382            1.3%
                                                        --------------          ------
TOTAL SPAIN.................................               167,908,122            2.1%
                                                        --------------          ------
SWEDEN -- (3.1%)
    Nordea Bank AB..........................  5,366,449     64,574,595            0.8%
#   Telefonaktiebolaget LM Ericsson Class B.  4,713,081     58,613,629            0.7%
    Other Securities........................               156,800,588            1.9%
                                                        --------------          ------
TOTAL SWEDEN................................               279,988,812            3.4%
                                                        --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (6.4%)
      Credit Suisse Group AG........................................   1,685,212 $   46,800,075            0.6%
      Holcim, Ltd...................................................     887,877     69,258,838            0.8%
      Swiss Re AG...................................................   1,108,107     88,184,915            1.1%
      UBS AG........................................................   5,895,747    105,170,761            1.3%
      Zurich Insurance Group AG.....................................     236,698     66,143,271            0.8%
      Other Securities..............................................                212,188,323            2.6%
                                                                                 --------------          ------
TOTAL SWITZERLAND...................................................                587,746,183            7.2%
                                                                                 --------------          ------
UNITED KINGDOM -- (18.1%)
      Barclays P.L.C................................................  11,591,752     51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR.................................   4,591,659     82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.......................................   5,486,298    239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR............................   1,661,423     91,145,665            1.1%
      Kingfisher P.L.C..............................................  10,285,817     50,118,996            0.6%
*     Lloyds Banking Group P.L.C....................................  82,680,839     70,236,780            0.9%
      Old Mutual P.L.C..............................................  13,164,620     41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR..................................   3,323,210    231,926,826            2.8%
      Vodafone Group P.L.C..........................................  34,976,333    106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR...........................   8,116,661    248,288,660            3.1%
      Xstrata P.L.C.................................................   5,211,952     78,431,883            1.0%
      Other Securities..............................................                366,277,452            4.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................              1,658,627,628           20.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              8,062,785,260           98.9%
                                                                                 --------------          ------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities..............................................                 26,234,060            0.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..............................................                  1,722,022            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................  92,826,275  1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787.... $        30         29,787            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................              1,074,029,787           13.2%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,013,442,781)...........................................               $9,164,771,129          112.4%
                                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.....................             --     22,620,434   --        22,620,434
  Belgium.....................      3,306,779     93,711,467   --        97,018,246
  Canada......................    798,969,221             --   --       798,969,221
  Denmark.....................             --    108,958,158   --       108,958,158
  Finland.....................      1,353,012     47,205,433   --        48,558,445
  France......................      5,640,035    741,580,167   --       747,220,202
  Germany.....................    101,938,532    573,243,770   --       675,182,302
  Greece......................             --      3,881,280   --         3,881,280
  Hong Kong...................             --    192,544,450   --       192,544,450
  Ireland.....................      5,183,802      8,095,087   --        13,278,889
  Israel......................      2,263,802     29,473,263   --        31,737,065
  Italy.......................     15,633,330     82,727,286   --        98,360,616
  Japan.......................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.................     12,761,638    213,801,374   --       226,563,012
  New Zealand.................             --      6,442,372   --         6,442,372
  Norway......................        277,936     89,656,273   --        89,934,209
  Portugal....................             --      6,134,640   --         6,134,640
  Singapore...................             --    109,000,646   --       109,000,646
  Spain.......................     10,049,849    157,858,273   --       167,908,122
  Sweden......................     11,721,114    268,267,698   --       279,988,812
  Switzerland.................     82,499,635    505,246,548   --       587,746,183
  United Kingdom..............    944,918,493    713,709,135   --     1,658,627,628
Preferred Stocks..............
  Germany.....................             --     26,234,060   --        26,234,060
Rights/Warrants...............
  Spain.......................             --      1,722,022   --         1,722,022
Securities Lending Collateral.             --  1,074,029,787   --     1,074,029,787
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (19.8%)
#   Accordia Golf Co., Ltd...............     5,759 $  6,542,864            0.3%
    Aoyama Trading Co., Ltd..............   315,900    9,453,137            0.4%
    Autobacs Seven Co., Ltd..............   378,000    6,369,867            0.3%
*   Haseko Corp.......................... 7,564,500   11,050,940            0.5%
    Onward Holdings Co., Ltd.............   750,000    7,008,553            0.3%
    Resorttrust, Inc.....................   190,308    6,484,754            0.3%
    Shimachu Co., Ltd....................   269,200    7,112,765            0.3%
#   Tokyo Dome Corp......................   984,200    7,604,167            0.3%
    TS Tech Co., Ltd.....................   237,100    7,200,077            0.3%
    Other Securities.....................            434,210,042           19.5%
                                                    ------------           -----
Total Consumer Discretionary.............            503,037,166           22.5%
                                                    ------------           -----
Consumer Staples -- (7.6%)
    Nichirei Corp........................ 1,248,000    7,341,778            0.3%
    Pigeon Corp..........................    95,800    8,241,597            0.4%
    Sapporo Holdings, Ltd................ 1,751,000    7,971,794            0.4%
#   Takara Holdings, Inc.................   834,500    7,160,239            0.3%
    Other Securities.....................            162,030,880            7.2%
                                                    ------------           -----
Total Consumer Staples...................            192,746,288            8.6%
                                                    ------------           -----
Energy -- (0.5%)
    Other Securities.....................             13,433,176            0.6%
                                                    ------------           -----
Financials -- (11.0%)
    Daikyo, Inc.......................... 1,923,000    7,436,992            0.3%
    Daishi Bank, Ltd. (The).............. 1,819,000    7,195,403            0.3%
    Heiwa Real Estate Co., Ltd...........   252,000    6,420,815            0.3%
    Higo Bank, Ltd. (The)................   961,000    6,516,746            0.3%
    Hokkoku Bank, Ltd. (The)............. 1,524,000    6,465,966            0.3%
    Hyakugo Bank, Ltd. (The)............. 1,343,609    6,726,384            0.3%
    Juroku Bank, Ltd. (The).............. 1,697,000    7,214,824            0.3%
    Kiyo Holdings, Inc................... 3,822,900    6,672,335            0.3%
    Musashino Bank, Ltd. (The)...........   179,600    7,635,869            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)...... 1,749,000    6,504,081            0.3%
    San-In Godo Bank, Ltd. (The).........   902,000    7,692,916            0.3%
    Tokai Tokyo Financial Holdings, Inc..   974,500    8,862,135            0.4%
    Other Securities.....................            194,388,451            8.8%
                                                    ------------           -----
Total Financials.........................            279,732,917           12.5%
                                                    ------------           -----
Health Care -- (4.2%)
    Kaken Pharmaceutical Co., Ltd........   364,000    6,454,551            0.3%
    Nihon Kohden Corp....................   180,400    6,927,511            0.3%
#   Nipro Corp...........................   728,700    7,274,059            0.3%
    Ship Healthcare Holdings, Inc........   184,300    7,093,962            0.3%
    Other Securities.....................             78,315,659            3.5%
                                                    ------------           -----
Total Health Care........................            106,065,742            4.7%
                                                    ------------           -----
Industrials -- (24.6%)
    Fujikura, Ltd........................ 2,032,000    7,614,657            0.3%
#   Furukawa Electric Co., Ltd........... 2,638,000    6,675,660            0.3%
    Glory, Ltd...........................   246,600    6,776,425            0.3%
    Hitachi Zosen Corp................... 4,351,500    7,235,520            0.3%
    Kawasaki Kisen Kaisha, Ltd........... 3,720,000    8,185,247            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     Percentage
                                                                          Shares       Value++     of Net Assets**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
#     Minebea Co., Ltd.................................................   1,975,000 $    6,312,098            0.3%
#     Mitsui Engineering & Shipbuilding Co., Ltd.......................   4,072,000      7,534,417            0.3%
#     Mori Seiki Co., Ltd..............................................     541,700      6,807,497            0.3%
#     NTN Corp.........................................................   2,638,000      6,727,343            0.3%
      Sankyu, Inc......................................................   1,490,000      6,659,659            0.3%
      Sanwa Holdings Corp..............................................   1,215,000      7,373,305            0.3%
      Seino Holdings Co., Ltd..........................................     763,000      6,674,879            0.3%
      Tadano, Ltd......................................................     578,579      7,242,471            0.3%
      Other Securities.................................................                534,306,169           24.0%
                                                                                    --------------          ------
Total Industrials......................................................                626,125,347           28.0%
                                                                                    --------------          ------
Information Technology -- (9.1%)
      Alps Electric Co., Ltd...........................................   1,084,100      8,264,325            0.4%
      Horiba, Ltd......................................................     218,850      7,912,424            0.4%
      IT Holdings Corp.................................................     445,001      6,680,243            0.3%
      Taiyo Yuden Co., Ltd.............................................     619,100      8,967,824            0.4%
      Other Securities.................................................                199,744,457            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                231,569,273           10.4%
                                                                                    --------------          ------
Materials -- (9.7%)
      Mitsui Mining & Smelting Co., Ltd................................   3,218,000      7,252,983            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      6,816,692            0.3%
#     Tosoh Corp.......................................................   2,648,000      8,733,620            0.4%
#     Toyobo Co., Ltd..................................................   4,659,000      8,131,029            0.4%
      Other Securities.................................................                215,713,604            9.6%
                                                                                    --------------          ------
Total Materials........................................................                246,647,928           11.0%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    778,587            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                  9,930,498            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,210,066,922           98.8%
                                                                                    --------------          ------

                                                                          Shares/
                                                                           Face
                                                                          Amount       Value+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund...................................  28,694,901    332,000,000           14.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $156,035 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $159,474) to be repurchased at $156,348............... $       156        156,347            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                332,156,347           14.8%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,346,323,895)..............................................               $2,542,223,269          113.6%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $2,291,045 $  500,746,121   --    $  503,037,166
  Consumer Staples............         --    192,746,288   --       192,746,288
  Energy......................         --     13,433,176   --        13,433,176
  Financials..................         --    279,732,917   --       279,732,917
  Health Care.................         --    106,065,742   --       106,065,742
  Industrials.................         --    626,125,347   --       626,125,347
  Information Technology......         --    231,569,273   --       231,569,273
  Materials...................         --    246,647,928   --       246,647,928
  Telecommunication Services..         --        778,587   --           778,587
  Utilities...................         --      9,930,498   --         9,930,498
Securities Lending Collateral.         --    332,156,347   --       332,156,347
                               ---------- --------------   --    --------------
TOTAL......................... $2,291,045 $2,539,932,224   --    $2,542,223,269
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.0%)
AUSTRALIA -- (41.8%)
    Adelaide Brighton, Ltd................  1,442,564 $  5,090,254            0.5%
    Ansell, Ltd...........................    414,608    6,798,095            0.6%
    Aristocrat Leisure, Ltd...............  2,580,305   10,545,875            0.9%
    Arrium, Ltd...........................  6,037,433    5,338,333            0.5%
    Australian Infrastructure Fund........  3,606,473   11,777,824            1.0%
    Beach Energy, Ltd.....................  5,953,760    8,410,117            0.7%
*   BlueScope Steel, Ltd..................  2,479,552   12,767,776            1.1%
#   Bradken, Ltd..........................  1,022,589    5,457,992            0.5%
#   carsales.com, Ltd.....................  1,220,399   12,244,595            1.1%
#   CSR, Ltd..............................  2,700,745    5,687,955            0.5%
#   David Jones, Ltd......................  3,152,271    9,743,769            0.9%
#   Downer EDI, Ltd.......................  2,033,977   10,369,340            0.9%
#   DuluxGroup, Ltd.......................  2,216,962   10,791,603            1.0%
    Envestra, Ltd.........................  6,189,006    6,730,567            0.6%
#   Fairfax Media, Ltd....................  7,895,659    5,326,072            0.5%
#*  Goodman Fielder, Ltd..................  9,040,600    7,269,865            0.6%
#   GrainCorp, Ltd. Class A...............    828,668   11,009,709            1.0%
    Invocare, Ltd.........................    633,106    7,663,599            0.7%
    IOOF Holdings, Ltd....................  1,074,600    9,828,713            0.9%
#   Iress, Ltd............................    603,773    5,235,671            0.5%
#   JB Hi-Fi, Ltd.........................    582,072    9,663,897            0.9%
#   Mineral Resources, Ltd................    535,822    5,425,566            0.5%
#   Monadelphous Group, Ltd...............    232,938    5,061,629            0.5%
#   Myer Holdings, Ltd....................  3,564,925   11,873,253            1.0%
#   Navitas, Ltd..........................  1,189,617    6,676,214            0.6%
#   Perpetual, Ltd........................    226,579    9,682,608            0.9%
#   Primary Health Care, Ltd..............  1,709,571    9,343,356            0.8%
    REA Group, Ltd........................    162,151    5,232,021            0.5%
    Reece Australia, Ltd..................    238,257    5,746,614            0.5%
    Spark Infrastructure Group............  3,454,752    6,412,146            0.6%
#   Super Retail Group, Ltd...............  1,291,875   17,641,955            1.6%
    TPG Telecom, Ltd......................  1,569,063    5,895,973            0.5%
#   UGL, Ltd..............................    614,661    6,415,406            0.6%
    Other Securities......................             319,052,173           27.3%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             592,210,535           51.8%
                                                      ------------           -----

CANADA -- (0.0%)
    Other Securities......................                 122,963            0.0%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,998,166            0.2%
                                                      ------------           -----

HONG KONG -- (19.6%)
#   Esprit Holdings, Ltd.................. 10,193,650   14,335,770            1.3%
#   Giordano International, Ltd...........  7,892,000    7,931,135            0.7%
#   Luk Fook Holdings International, Ltd..  2,042,000    5,821,518            0.5%
    Melco International Development, Ltd..  6,017,000   11,742,966            1.0%
    Pacific Basin Shipping, Ltd...........  9,981,000    5,709,571            0.5%
#   SA SA International Holdings, Ltd.....  6,588,000    6,902,960            0.6%
    Vitasoy International Holdings, Ltd...  4,061,000    4,948,221            0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
HONG KONG -- (Continued)
      Xinyi Glass Holdings, Ltd......................................  11,762,000 $    8,066,281            0.7%
      Other Securities...............................................                211,784,246           18.6%
                                                                                  --------------          ------
TOTAL HONG KONG......................................................                277,242,668           24.3%
                                                                                  --------------          ------

NEW ZEALAND -- (6.1%)
#     Fisher & Paykel Healthcare Corp., Ltd..........................   3,204,679      7,286,306            0.6%
      Infratil, Ltd..................................................   2,502,956      4,946,282            0.4%
      Port of Tauranga, Ltd..........................................     528,322      7,021,580            0.6%
#     Ryman Healthcare, Ltd..........................................   1,710,210      8,947,573            0.8%
      Sky Network Television, Ltd....................................   1,006,593      4,938,815            0.4%
      SKYCITY Entertainment Group, Ltd...............................   3,254,988     12,450,784            1.1%
      Other Securities...............................................                 41,274,728            3.7%
                                                                                  --------------          ------
TOTAL NEW ZEALAND....................................................                 86,866,068            7.6%
                                                                                  --------------          ------

SINGAPORE -- (12.4%)
*     Biosensors International Group, Ltd............................   5,439,237      5,313,428            0.5%
      Singapore Post, Ltd............................................   8,035,120      8,420,456            0.7%
      Venture Corp., Ltd.............................................   1,221,000      8,247,318            0.7%
      Other Securities...............................................                154,187,196           13.5%
                                                                                  --------------          ------
TOTAL SINGAPORE......................................................                176,168,398           15.4%
                                                                                  --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...............................................                    316,866            0.0%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              1,134,925,664           99.3%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................................                     54,322            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...............................................                      4,384            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                     58,706            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (20.0%)
(S)@  DFA Short Term Investment Fund.................................  24,459,810    283,000,000           24.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $226,399 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $231,389) to be repurchased at
       $226,853...................................................... $       227        226,852            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                283,226,852           24.8%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,293,282,212)............................................               $1,418,211,222          124.1%
                                                                                  ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,786 $  592,191,749   --    $  592,210,535
  Canada......................          2        122,961   --           122,963
  China.......................    239,332      1,758,834   --         1,998,166
  Hong Kong...................    162,511    277,080,157   --       277,242,668
  New Zealand.................         --     86,866,068   --        86,866,068
  Singapore...................    425,416    175,742,982   --       176,168,398
  United States...............    316,866             --   --           316,866
Rights/Warrants
  Australia...................         --         54,322   --            54,322
  Hong Kong...................         --             --   --                --
  Singapore...................         --          4,384   --             4,384
Securities Lending Collateral.         --    283,226,852   --       283,226,852
                               ---------- --------------   --    --------------
TOTAL......................... $1,162,913 $1,417,048,309   --    $1,418,211,222
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (26.0%)
*   Barratt Developments P.L.C.........  4,717,626 $ 22,837,159            1.4%
    Bellway P.L.C......................    511,971   10,709,303            0.6%
    Berkeley Group Holdings P.L.C......    597,347   19,368,537            1.2%
    Bovis Homes Group P.L.C............    875,787   10,450,186            0.6%
    Daily Mail & General Trust P.L.C...  1,312,593   14,027,068            0.8%
    Greene King P.L.C..................  1,421,372   16,064,330            1.0%
    Inchcape P.L.C.....................  2,090,755   16,298,929            1.0%
    Informa P.L.C......................  2,624,520   19,528,851            1.2%
    ITV P.L.C..........................  7,691,118   15,039,393            0.9%
    Ladbrokes P.L.C....................  3,967,821   11,683,417            0.7%
    Persimmon P.L.C....................  1,455,388   24,448,613            1.5%
    Taylor Wimpey P.L.C................ 15,614,170   22,592,584            1.4%
    UBM P.L.C..........................    964,330   10,967,554            0.7%
    William Hill P.L.C.................  4,017,244   26,619,844            1.6%
    Other Securities...................             201,412,340           11.9%
                                                   ------------           -----
Total Consumer Discretionary...........             442,048,108           26.5%
                                                   ------------           -----
Consumer Staples -- (3.5%)
    Booker Group P.L.C.................  6,674,336   12,345,287            0.7%
    Other Securities...................              47,225,018            2.9%
                                                   ------------           -----
Total Consumer Staples.................              59,570,305            3.6%
                                                   ------------           -----
Energy -- (4.7%)
*   Afren P.L.C........................  5,276,338   11,012,086            0.7%
*   Cairn Energy P.L.C.................  2,238,951   10,053,925            0.6%
    John Wood Group P.L.C..............  1,017,921   12,286,025            0.7%
*   Premier Oil P.L.C..................  2,273,981   13,197,663            0.8%
    Other Securities...................              34,092,491            2.1%
                                                   ------------           -----
Total Energy...........................              80,642,190            4.9%
                                                   ------------           -----
Financials -- (14.6%)
    Aberdeen Asset Management P.L.C....  1,807,795   12,618,963            0.8%
    Amlin P.L.C........................  2,325,250   15,337,552            0.9%
    Catlin Group, Ltd..................  1,706,158   13,947,116            0.8%
    Close Brothers Group P.L.C.........    681,659   11,005,044            0.7%
#   Henderson Group P.L.C..............  4,716,689   12,121,738            0.7%
    Hiscox, Ltd........................  1,607,805   14,014,465            0.8%
    IG Group Holdings P.L.C............  1,481,677   12,410,176            0.8%
    London Stock Exchange Group P.L.C..    556,831   11,619,148            0.7%
    Man Group P.L.C....................  7,738,625   12,305,131            0.7%
    Other Securities...................             133,154,080            8.0%
                                                   ------------           -----
Total Financials.......................             248,533,413           14.9%
                                                   ------------           -----
Health Care -- (2.3%)
    Other Securities...................              38,931,141            2.3%
                                                   ------------           -----
Industrials -- (26.1%)
    Ashtead Group P.L.C................  2,503,056   22,891,572            1.4%
    Babcock International Group P.L.C..    941,424   15,665,348            0.9%
    Balfour Beatty P.L.C...............  3,201,702   10,751,168            0.6%
    BBA Aviation P.L.C.................  2,792,163   10,901,701            0.7%
    Bodycote P.L.C.....................  1,253,236   10,097,323            0.6%
    Cobham P.L.C.......................  4,859,398   18,931,800            1.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
Industrials -- (Continued)
      easyJet P.L.C..................................................    692,439 $   12,041,163            0.7%
      IMI P.L.C......................................................    576,558     11,113,814            0.7%
      Invensys P.L.C.................................................  3,349,956     20,056,348            1.2%
      Meggitt P.L.C..................................................  2,213,833     16,134,787            1.0%
      Melrose Industries P.L.C.......................................  4,640,545     17,590,114            1.1%
      Rotork P.L.C...................................................    332,184     15,028,423            0.9%
      Spirax-Sarco Engineering P.L.C.................................    320,648     13,098,841            0.8%
      Travis Perkins P.L.C...........................................    944,677     21,078,338            1.3%
      Other Securities...............................................               229,461,959           13.7%
                                                                                 --------------          ------
Total Industrials....................................................               444,842,699           26.7%
                                                                                 --------------          ------
Information Technology -- (8.1%)
      Halma P.L.C....................................................  1,567,406     12,201,858            0.7%
      Spectris P.L.C.................................................    521,339     17,113,401            1.0%
      Other Securities...............................................               108,637,221            6.6%
                                                                                 --------------          ------
Total Information Technology.........................................               137,952,480            8.3%
                                                                                 --------------          ------
Materials -- (7.2%)
      Croda International P.L.C......................................    442,133     17,044,012            1.0%
      DS Smith P.L.C.................................................  4,492,720     16,322,747            1.0%
      Mondi P.L.C....................................................  1,136,556     15,104,239            0.9%
      Other Securities...............................................                73,639,619            4.4%
                                                                                 --------------          ------
Total Materials......................................................               122,110,617            7.3%
                                                                                 --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C.................................................  1,776,643     19,970,025            1.2%
      Other Securities...............................................                18,716,340            1.1%
                                                                                 --------------          ------
Total Telecommunication Services.....................................                38,686,365            2.3%
                                                                                 --------------          ------
Utilities -- (2.3%)
      Drax Group P.L.C...............................................  1,866,554     17,814,212            1.1%
      Pennon Group P.L.C.............................................  1,587,350     16,907,357            1.0%
      Other Securities...............................................                 4,174,174            0.2%
                                                                                 --------------          ------
Total Utilities......................................................                38,895,743            2.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             1,652,213,061           99.1%
                                                                                 --------------          ------
PREFERRED STOCKS -- (0.0%)
      Other Securities...............................................                    22,592            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.................................  4,235,091     49,000,000            3.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $330,564 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $337,850) to be repurchased at
       $331,226...................................................... $      331        331,225            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                49,331,225            3.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,263,123,007)............................................              $1,701,566,878          102.1%
                                                                                 ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  442,048,108   --    $  442,048,108
  Consumer Staples............         --     59,570,305   --        59,570,305
  Energy......................         --     80,642,190   --        80,642,190
  Financials..................         --    248,533,413   --       248,533,413
  Health Care.................         --     38,931,141   --        38,931,141
  Industrials................. $  759,910    444,082,789   --       444,842,699
  Information Technology......         --    137,952,480   --       137,952,480
  Materials...................    556,968    121,553,649   --       122,110,617
  Telecommunication Services..         --     38,686,365   --        38,686,365
  Utilities...................         --     38,895,743   --        38,895,743
Preferred Stocks..............         --         22,592   --            22,592
Securities Lending Collateral.         --     49,331,225   --        49,331,225
                               ---------- --------------   --    --------------
TOTAL......................... $1,316,878 $1,700,250,000   --    $1,701,566,878
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                      ------     -------    ---------------
     COMMON STOCKS -- (81.8%)
     AUSTRIA -- (2.1%)
         Other Securities..........            $ 64,941,838            2.5%
                                               ------------           -----
     BELGIUM -- (2.8%)
         Ackermans & van Haaren NV.    118,073   10,045,836            0.4%
         Other Securities..........              78,230,973            3.0%
                                               ------------           -----
     TOTAL BELGIUM.................              88,276,809            3.4%
                                               ------------           -----
     DENMARK -- (3.7%)
         GN Store Nord A.S.........    812,990   14,869,013            0.6%
     *   Jyske Bank A.S............    252,239    9,827,073            0.4%
     *   Topdanmark A.S............    533,860   13,704,522            0.5%
         Other Securities..........              79,982,686            3.1%
                                               ------------           -----
     TOTAL DENMARK.................             118,383,294            4.6%
                                               ------------           -----
     FINLAND -- (5.5%)
         Amer Sports Oyj...........    509,189    8,675,633            0.3%
     #   Elisa Oyj.................    517,952    9,824,490            0.4%
     #   Konecranes Oyj............    245,559    8,930,350            0.4%
     #   Orion Oyj Class B.........    384,369   11,045,908            0.4%
     #   Outotec Oyj...............    697,608   10,205,942            0.4%
         YIT Oyj...................    483,134    9,146,360            0.4%
         Other Securities..........             116,544,243            4.4%
                                               ------------           -----
     TOTAL FINLAND.................             174,372,926            6.7%
                                               ------------           -----
     FRANCE -- (8.9%)
     #*  Alcatel-Lucent............ 11,358,071   15,642,960            0.6%
     #   Neopost SA................    156,473   10,314,370            0.4%
         Rubis SCA.................    135,632    8,722,338            0.3%
         Teleperformance...........    256,661   11,287,556            0.4%
         Other Securities..........             233,117,327            9.0%
                                               ------------           -----
     TOTAL FRANCE..................             279,084,551           10.7%
                                               ------------           -----
     GERMANY -- (12.0%)
     *   Aareal Bank AG............    423,110   10,197,280            0.4%
         Aurubis AG................    153,470    9,681,970            0.4%
         Deutsche Wohnen AG........    700,454   12,352,943            0.5%
     #   Freenet AG................    416,629   10,387,704            0.4%
         Rhoen Klinikum AG.........    449,257    9,591,339            0.4%
     #   Software AG...............    286,671   10,046,537            0.4%
         Stada Arzneimittel AG.....    256,735   10,411,937            0.4%
         Symrise AG................    217,690    9,304,894            0.4%
         Other Securities..........             294,886,731           11.2%
                                               ------------           -----
     TOTAL GERMANY.................             376,861,335           14.5%
                                               ------------           -----
     GREECE -- (1.8%)
         Other Securities..........              57,606,670            2.2%
                                               ------------           -----
     IRELAND -- (2.6%)
         DCC P.L.C.................    308,989   11,304,049            0.4%
         Dragon Oil P.L.C..........    967,071    9,394,702            0.4%
         Glanbia P.L.C.............    700,613    9,380,303            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                   ------        -------     ---------------
IRELAND -- (Continued)
    Paddy Power P.L.C...........................     180,573 $    15,178,816            0.6%
    Other Securities............................                  35,461,509            1.3%
                                                             ---------------           -----
TOTAL IRELAND...................................                  80,719,379            3.1%
                                                             ---------------           -----
ISRAEL -- (2.5%)
    Other Securities............................                  80,180,475            3.1%
                                                             ---------------           -----
ITALY -- (7.1%)
    Banca Popolare dell'Emilia Romagna S.c.r.l..   1,388,798      11,778,122            0.5%
#*  Banca Popolare di Milano Scarl..............  13,261,458       8,880,634            0.3%
*   Banco Popolare..............................   6,663,294       9,625,574            0.4%
#*  Finmeccanica SpA............................   1,768,900       9,214,349            0.4%
    Other Securities............................                 182,935,403            7.0%
                                                             ---------------           -----
TOTAL ITALY.....................................                 222,434,082            8.6%
                                                             ---------------           -----
NETHERLANDS -- (4.6%)
    Aalberts Industries NV......................     471,042      10,571,607            0.4%
    Delta Lloyd NV..............................     761,184      14,636,283            0.6%
    Nutreco NV..................................     179,628      17,080,181            0.6%
#*  SBM Offshore NV.............................     932,130      14,957,435            0.6%
    Other Securities............................                  89,225,162            3.4%
                                                             ---------------           -----
TOTAL NETHERLANDS...............................                 146,470,668            5.6%
                                                             ---------------           -----
NORWAY -- (3.0%)
    Other Securities............................                  95,158,720            3.7%
                                                             ---------------           -----
POLAND -- (0.0%)
    Other Securities............................                      68,329            0.0%
                                                             ---------------           -----
PORTUGAL -- (1.1%)
    Other Securities............................                  34,486,746            1.3%
                                                             ---------------           -----
RUSSIA -- (0.1%)
    Other Securities............................                   1,724,655            0.1%
                                                             ---------------           -----
SPAIN -- (4.3%)
#   Bolsas y Mercados Espanoles SA..............     322,643       8,757,294            0.3%
    Viscofan SA.................................     213,526      11,095,865            0.4%
    Other Securities............................                 114,297,497            4.5%
                                                             ---------------           -----
TOTAL SPAIN.....................................                 134,150,656            5.2%
                                                             ---------------           -----
SWEDEN -- (8.8%)
    Castellum AB................................     739,664      11,075,385            0.4%
#   Husqvarna AB Class B........................   1,691,304       9,786,174            0.4%
    Meda AB Class A.............................     857,997      10,270,604            0.4%
    NCC AB Class B..............................     364,909       8,682,687            0.3%
    Securitas AB Class B........................   1,155,760      11,373,136            0.4%
#   Trelleborg AB Class B.......................     999,202      14,877,291            0.6%
    Other Securities............................                 211,846,031            8.2%
                                                             ---------------           -----
TOTAL SWEDEN....................................                 277,911,308           10.7%
                                                             ---------------           -----
SWITZERLAND -- (10.9%)
    Clariant AG.................................   1,135,163      16,608,004            0.6%
*   Dufry AG....................................      77,241      10,290,310            0.4%
#   Galenica AG.................................      18,828      12,362,581            0.5%
    GAM Holding AG..............................     786,581      13,910,626            0.5%
    Helvetia Holding AG.........................      25,236      10,587,385            0.4%
    Lonza Group AG..............................     239,181      16,666,614            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (Continued)
      PSP Swiss Property AG..........................................    148,327 $   13,924,435            0.5%
      Swiss Life Holding AG..........................................     83,792     13,274,654            0.5%
      Other Securities...............................................               236,903,412            9.3%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               344,528,021           13.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             2,577,360,462           99.3%
                                                                                 --------------          ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------
ISRAEL -- (0.0%)
      Other Securities...............................................                    33,329            0.0%
                                                                                 --------------          ------
ITALY -- (0.0%)
      Other Securities...............................................                     2,055            0.0%
                                                                                 --------------          ------
NORWAY -- (0.0%)
      Other Securities...............................................                    12,944            0.0%
                                                                                 --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                   118,075            0.0%
                                                                                 --------------          ------
SWITZERLAND -- (0.0%)
      Other Securities...............................................                   186,637            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                   353,040            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@  DFA Short Term Investment Fund................................. 49,351,772    571,000,000           22.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $461,503 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $471,675) to be repurchased at
       $462,428......................................................       $462        462,426            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               571,462,426           22.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,903,078,568)...............................................            $3,149,175,928          121.3%
                                                                                 ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria..................... $  125,690 $   64,816,148   --    $   64,941,838
  Belgium.....................         --     88,276,809   --        88,276,809
  Denmark.....................     65,207    118,318,087   --       118,383,294
  Finland.....................         --    174,372,926   --       174,372,926
  France......................    214,884    278,869,667   --       279,084,551
  Germany.....................    290,049    376,571,286   --       376,861,335
  Greece......................    245,504     57,361,166   --        57,606,670
  Ireland.....................     33,319     80,686,060   --        80,719,379
  Israel......................    904,556     79,275,919   --        80,180,475
  Italy.......................         --    222,434,082   --       222,434,082
  Netherlands.................         --    146,470,668   --       146,470,668
  Norway......................     49,225     95,109,495   --        95,158,720
  Poland......................     68,329             --   --            68,329
  Portugal....................     26,748     34,459,998   --        34,486,746
  Russia......................         --      1,724,655   --         1,724,655
  Spain.......................  2,584,189    131,566,467   --       134,150,656
  Sweden......................  1,224,773    276,686,535   --       277,911,308
  Switzerland.................  1,425,528    343,102,493   --       344,528,021
Rights/Warrants
  Belgium.....................         --             --   --                --
  Israel......................         --         33,329   --            33,329
  Italy.......................         --          2,055   --             2,055
  Norway......................         --         12,944   --            12,944
  Spain.......................         --        118,075   --           118,075
  Switzerland.................         --        186,637   --           186,637
Securities Lending Collateral.         --    571,462,426   --       571,462,426
                               ---------- --------------   --    --------------
TOTAL......................... $7,258,001 $3,141,917,927   --    $3,149,175,928
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (75.9%)
Consumer Discretionary -- (7.7%)
#   Cineplex, Inc........................   266,359 $  9,052,690            1.4%
#   Corus Entertainment, Inc. Class B....   348,300    8,553,221            1.3%
    Dorel Industries, Inc. Class B.......   116,400    5,025,957            0.8%
#*  Imax Corp............................   260,537    6,659,217            1.0%
    Linamar Corp.........................   217,980    5,160,378            0.8%
#   RONA, Inc............................   677,175    7,057,757            1.1%
    Other Securities.....................             26,299,100            3.8%
                                                    ------------           -----
Total Consumer Discretionary.............             67,808,320           10.2%
                                                    ------------           -----
Consumer Staples -- (3.3%)
    Cott Corp............................   473,596    5,203,938            0.8%
    Maple Leaf Foods, Inc................   433,719    5,734,416            0.9%
    North West Co., Inc. (The)...........   203,911    5,145,087            0.8%
    Other Securities.....................             12,550,956            1.8%
                                                    ------------           -----
Total Consumer Staples...................             28,634,397            4.3%
                                                    ------------           -----
Energy -- (18.7%)
*   Advantage Oil & Gas, Ltd............. 1,098,231    4,349,538            0.7%
#   Enbridge Income Fund Holdings, Inc...   203,490    5,009,233            0.8%
*   Gran Tierra Energy, Inc.............. 1,176,900    6,541,903            1.0%
#   Mullen Group, Ltd....................   393,639    8,541,316            1.3%
#   Parkland Fuel Corp...................   302,007    4,991,232            0.7%
#   Pason Systems, Inc...................   285,137    4,882,241            0.7%
#   PetroBakken Energy, Ltd..............   705,505    6,022,478            0.9%
    Secure Energy Services, Inc..........   437,854    5,645,663            0.8%
#   Trican Well Service, Ltd.............   643,185    8,401,722            1.3%
#   Whitecap Resources, Inc..............   553,803    5,683,977            0.9%
    Other Securities.....................            103,790,743           15.4%
                                                    ------------           -----
Total Energy.............................            163,860,046           24.5%
                                                    ------------           -----
Financials -- (6.3%)
#   Canadian Western Bank................   271,572    7,671,784            1.2%
#   Davis + Henderson Corp...............   263,098    6,147,528            0.9%
#*  FirstService Corp....................   135,548    4,484,406            0.7%
    Home Capital Group, Inc..............   120,600    6,919,132            1.0%
    Laurentian Bank of Canada............   127,182    5,581,137            0.8%
    Other Securities.....................             24,297,778            3.6%
                                                    ------------           -----
Total Financials.........................             55,101,765            8.2%
                                                    ------------           -----
Health Care -- (1.9%)
    Other Securities.....................             16,661,058            2.5%
                                                    ------------           -----
Industrials -- (9.4%)
*   ATS Automation Tooling Systems, Inc..   423,220    4,272,319            0.6%
    Genivar, Inc.........................   166,032    4,120,105            0.6%
#   Ritchie Bros Auctioneers, Inc........   244,637    4,953,690            0.7%
#   Russel Metals, Inc...................   277,136    7,496,110            1.1%
    Stantec, Inc.........................   200,461    8,571,998            1.3%
#   Transcontinental, Inc. Class A.......   305,702    3,935,634            0.6%
    TransForce, Inc......................   337,726    6,664,343            1.0%
    Other Securities.....................             42,575,993            6.5%
                                                    ------------           -----
Total Industrials........................             82,590,192           12.4%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                                   Percentage
                                                                          Shares      Value++    of Net Assets**
                                                                          ------      -------    ---------------
Information Technology -- (4.1%)
*     Celestica, Inc...................................................     874,907 $  7,555,403            1.1%
      MacDonald Dettwiler & Associates, Ltd............................      85,470    6,173,658            0.9%
      Other Securities.................................................               21,901,527            3.3%
                                                                                    ------------          ------
Total Information Technology...........................................               35,630,588            5.3%
                                                                                    ------------          ------
Materials -- (19.7%)
#     Alamos Gold, Inc.................................................     470,720    6,574,054            1.0%
#     AuRico Gold, Inc.................................................   1,179,127    6,062,711            0.9%
*     B2Gold Corp......................................................   1,670,450    4,194,986            0.6%
#     Canexus Corp.....................................................     434,301    4,065,173            0.6%
*     Canfor Corp......................................................     411,155    8,586,730            1.3%
      CCL Industries, Inc. Class B.....................................     111,467    6,966,065            1.0%
*     Dominion Diamond Corp............................................     350,441    5,555,157            0.8%
#*    First Majestic Silver Corp.......................................     431,070    5,314,301            0.8%
      HudBay Minerals, Inc.............................................     804,774    6,390,582            1.0%
*     Norbord, Inc.....................................................     117,968    3,934,413            0.6%
      Sherritt International Corp......................................   1,571,926    7,349,021            1.1%
      West Fraser Timber Co., Ltd......................................     126,174   11,016,194            1.7%
      Other Securities.................................................               96,483,924           14.4%
                                                                                    ------------          ------
Total Materials........................................................              172,493,311           25.8%
                                                                                    ------------          ------
Real Estate Investment Trusts -- (0.4%)
#     Granite REIT.....................................................      99,246    3,935,554            0.6%
                                                                                    ------------          ------
Telecommunication Services -- (0.2%)
      Other Securities.................................................                1,943,926            0.3%
                                                                                    ------------          ------
Utilities -- (4.2%)
#     Algonquin Power & Utilities Corp.................................     747,582    5,906,747            0.9%
      Capital Power Corp...............................................     320,785    7,008,266            1.1%
#     Northland Power, Inc.............................................     250,207    4,855,374            0.7%
#     Superior Plus Corp...............................................     565,997    7,303,550            1.1%
      Other Securities.................................................               12,144,136            1.8%
                                                                                    ------------          ------
Total Utilities........................................................               37,218,073            5.6%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              665,877,230           99.7%
                                                                                    ------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................                   12,594            0.0%
                                                                                    ------------          ------

                                                                          Shares/
                                                                           Face
                                                                          Amount      Value+
                                                                          -------     ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (24.1%)
(S)@  DFA Short Term Investment Fund...................................  18,236,819  211,000,000           31.6%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $20,857 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $21,317) to be repurchased at $20,899................. $        21       20,899            0.0%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              211,020,899           31.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $996,687,411)................................................               $876,910,723          131.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
Common Stocks
  Consumer Discretionary........ $ 67,808,320           --   --    $ 67,808,320
  Consumer Staples..............   28,634,397           --   --      28,634,397
  Energy........................  163,815,564 $     44,482   --     163,860,046
  Financials....................   55,101,765           --   --      55,101,765
  Health Care...................   16,661,058           --   --      16,661,058
  Industrials...................   82,590,192           --   --      82,590,192
  Information Technology........   35,630,588           --   --      35,630,588
  Materials.....................  172,493,283           28   --     172,493,311
  Real Estate Investment Trusts.    3,935,554           --   --       3,935,554
  Telecommunication Services....    1,943,926           --   --       1,943,926
  Utilities.....................   37,218,073           --   --      37,218,073
Rights/Warrants.................           --       12,594   --          12,594
Securities Lending Collateral...           --  211,020,899   --     211,020,899
                                 ------------ ------------   --    ------------
TOTAL........................... $665,832,720 $211,078,003   --    $876,910,723
                                 ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $         --            0.0%
                                                                    ------------           -----

BRAZIL -- (8.3%)
    BM&FBovespa SA......................................  1,706,408   11,829,503            0.4%
#   BRF SA ADR..........................................    564,360   14,013,059            0.4%
#   Cia de Bebidas das Americas ADR.....................    622,039   26,138,079            0.8%
#   Petroleo Brasileiro SA ADR..........................  1,246,739   23,875,052            0.7%
    Petroleo Brasileiro SA Sponsored ADR................  1,722,575   34,399,823            1.1%
#   Vale SA Sponsored ADR...............................  1,249,020   21,345,752            0.7%
    Other Securities....................................             156,228,087            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             287,829,355            8.9%
                                                                    ------------           -----

CHILE -- (1.9%)
    Other Securities....................................              66,458,093            2.0%
                                                                    ------------           -----

CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 56,613,100   26,525,169            0.8%
    China Construction Bank Corp. Class H............... 54,255,590   45,537,284            1.4%
#   China Life Insurance Co., Ltd. ADR..................    329,354   13,727,475            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    797,691   44,064,451            1.4%
#   China Petroleum & Chemical Corp. ADR................    106,449   11,769,001            0.4%
    CNOOC, Ltd. ADR.....................................    107,285   20,098,772            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 48,967,185   34,517,198            1.1%
    PetroChina Co., Ltd. ADR............................    145,110   18,553,765            0.6%
    Tencent Holdings, Ltd...............................    689,200   23,758,321            0.7%
    Other Securities....................................             241,004,490            7.4%
                                                                    ------------           -----
TOTAL CHINA.............................................             479,555,926           14.8%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              22,560,723            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              10,817,588            0.3%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               2,439,947            0.1%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,031,169            0.3%
                                                                    ------------           -----

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,348,212   17,113,603            0.5%
    ITC, Ltd............................................  1,926,179   11,723,330            0.4%
    Reliance Industries, Ltd............................  1,432,266   20,926,146            0.7%
    Other Securities....................................             202,366,499            6.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             252,129,578            7.8%
                                                                    ------------           -----

INDONESIA -- (3.4%)
    Astra International Tbk PT.......................... 17,653,110   13,357,167            0.4%
    Bank Central Asia Tbk PT............................ 10,755,500   11,904,930            0.4%
    Other Securities....................................              91,935,453            2.8%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             117,197,550            3.6%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
MALAYSIA -- (3.8%)
    CIMB Group Holdings Bhd....................  4,317,654 $ 10,991,673            0.3%
    Malayan Banking Bhd........................  3,948,467   12,491,220            0.4%
    Other Securities...........................             106,879,878            3.3%
                                                           ------------           -----
TOTAL MALAYSIA.................................             130,362,771            4.0%
                                                           ------------           -----

MEXICO -- (5.8%)
#   America Movil S.A.B. de C.V. Series L...... 30,952,095   33,163,960            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR.........  1,189,806   13,385,315            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669   20,341,140            0.6%
    Grupo Financiero Banorte S.A.B. de C.V.....  1,899,876   14,316,781            0.5%
    Grupo Mexico S.A.B. de C.V. Series B.......  3,579,616   12,850,569            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  4,498,650   14,271,431            0.4%
    Other Securities...........................              91,726,621            2.9%
                                                           ------------           -----
TOTAL MEXICO...................................             200,055,817            6.2%
                                                           ------------           -----

PERU -- (0.3%)
    Other Securities...........................              11,564,386            0.4%
                                                           ------------           -----

PHILIPPINES -- (1.4%)
    Other Securities...........................              48,983,992            1.5%
                                                           ------------           -----

POLAND -- (1.4%)
    Other Securities...........................              48,752,482            1.5%
                                                           ------------           -----

RUSSIA -- (4.0%)
    Gazprom OAO Sponsored ADR..................  4,589,920   36,553,949            1.1%
    Lukoil OAO Sponsored ADR...................    376,321   23,927,966            0.8%
*   Sberbank of Russia Sponsored ADR...........  2,075,152   26,783,406            0.8%
    Other Securities...........................              53,051,008            1.6%
                                                           ------------           -----
TOTAL RUSSIA...................................             140,316,329            4.3%
                                                           ------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd.............................  1,575,988   28,440,253            0.9%
    Naspers, Ltd. Class N......................    326,129   21,854,757            0.7%
#   Sasol, Ltd. Sponsored ADR..................    536,546   23,296,827            0.7%
    Standard Bank Group, Ltd...................  1,027,873   12,853,018            0.4%
    Other Securities...........................             142,945,694            4.4%
                                                           ------------           -----
TOTAL SOUTH AFRICA.............................             229,390,549            7.1%
                                                           ------------           -----

SOUTH KOREA -- (13.4%)
    Hyundai Mobis..............................     59,213   13,463,202            0.4%
    Hyundai Motor Co...........................    138,348   25,121,651            0.8%
    Kia Motors Corp............................    243,530   12,147,541            0.4%
    POSCO......................................     50,240   14,440,334            0.4%
    Samsung Electronics Co., Ltd...............     67,106   92,808,886            2.9%
    Samsung Electronics Co., Ltd. GDR..........     49,372   34,194,144            1.1%
    Shinhan Financial Group Co., Ltd...........    311,456   10,787,931            0.3%
*   SK Hynix, Inc..............................    449,290   12,237,015            0.4%
    Other Securities...........................             250,005,137            7.7%
                                                           ------------           -----
TOTAL SOUTH KOREA..............................             465,205,841           14.4%
                                                           ------------           -----

TAIWAN -- (11.3%)
    Hon Hai Precision Industry Co., Ltd........  9,204,506   23,791,587            0.7%
#   MediaTek, Inc..............................    990,995   12,093,658            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd....................  21,315,808 $   79,112,153            2.5%
      Other Securities...............................................                276,933,114            8.5%
                                                                                  --------------          ------
TOTAL TAIWAN.........................................................                391,930,512           12.1%
                                                                                  --------------          ------

THAILAND -- (3.0%)
      Other Securities...............................................                102,810,136            3.2%
                                                                                  --------------          ------

TURKEY -- (2.1%)
      Turkiye Garanti Bankasi A.S....................................   2,049,990     11,342,423            0.4%
      Other Securities...............................................                 62,125,687            1.9%
                                                                                  --------------          ------
TOTAL TURKEY.........................................................                 73,468,110            2.3%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              3,092,860,854           95.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
      Banco Bradesco SA..............................................   1,859,495     30,567,932            1.0%
      Itau Unibanco Holding SA.......................................   1,841,700     30,882,936            1.0%
      Vale SA........................................................   1,412,691     22,940,562            0.7%
      Other Securities...............................................                 37,412,800            1.0%
                                                                                  --------------          ------
TOTAL BRAZIL.........................................................                121,804,230            3.7%
                                                                                  --------------          ------

CHILE -- (0.0%)
      Other Securities...............................................                     62,886            0.0%
                                                                                  --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................................                  1,939,621            0.1%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                123,806,737            3.8%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund.................................  21,953,328    254,000,000            7.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $672,232 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $687,049) to be repurchased at
       $673,580...................................................... $       674        673,577            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                254,673,577            7.9%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,273,277,183)............................................               $3,471,341,168          107.2%
                                                                                  ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Argentina...................             --             --   --                --
  Brazil...................... $  287,829,355             --   --    $  287,829,355
  Chile.......................     66,458,093             --   --        66,458,093
  China.......................    122,663,557 $  356,892,369   --       479,555,926
  Colombia....................     22,560,723             --   --        22,560,723
  Czech Republic..............             --     10,817,588   --        10,817,588
  Egypt.......................             --      2,439,947   --         2,439,947
  Hungary.....................             --     11,031,169   --        11,031,169
  India.......................     21,058,300    231,071,278   --       252,129,578
  Indonesia...................         54,580    117,142,970   --       117,197,550
  Malaysia....................             --    130,362,771   --       130,362,771
  Mexico......................    200,055,817             --   --       200,055,817
  Peru........................     11,564,386             --   --        11,564,386
  Philippines.................        131,952     48,852,040   --        48,983,992
  Poland......................             --     48,752,482   --        48,752,482
  Russia......................      5,504,158    134,812,171   --       140,316,329
  South Africa................     37,454,179    191,936,370   --       229,390,549
  South Korea.................     14,988,974    450,216,867   --       465,205,841
  Taiwan......................      9,963,049    381,967,463   --       391,930,512
  Thailand....................    102,810,136             --   --       102,810,136
  Turkey......................      1,153,350     72,314,760   --        73,468,110
Preferred Stocks
  Brazil......................    121,804,230             --   --       121,804,230
  Chile.......................         62,886             --   --            62,886
  Colombia....................      1,939,621             --   --         1,939,621
Securities Lending Collateral.             --    254,673,577   --       254,673,577
                               -------------- --------------   --    --------------
TOTAL......................... $1,028,057,346 $2,443,283,822   --    $3,471,341,168
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                             Percentage
                                                     Shares     Value++    of Net Assets**
                                                     ------     -------    ---------------
COMMON STOCKS -- (90.0%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $          1            0.0%
                                                              ------------           -----

BRAZIL -- (8.4%)
    All America Latina Logistica SA...............  1,682,200    8,508,741            0.2%
    Anhanguera Educacional Participacoes SA.......    793,245   14,277,022            0.4%
    Cia de Saneamento de Minas Gerais-COPASA......    400,821    9,235,461            0.2%
    Diagnosticos da America SA....................  1,452,841    8,002,153            0.2%
    EDP--Energias do Brasil SA....................  1,513,306    9,235,270            0.2%
    Equatorial Energia SA.........................    979,284   10,371,625            0.3%
    Estacio Participacoes SA......................    524,568   12,443,332            0.3%
    Kroton Educacional SA.........................    703,372    9,818,908            0.3%
    Mills Estruturas e Servicos de Engenharia SA..    472,126    7,758,842            0.2%
    MRV Engenharia e Participacoes SA.............  1,988,433    8,556,995            0.2%
    Odontoprev SA.................................  1,987,465    9,913,733            0.3%
    PDG Realty SA Empreendimentos e Participacoes.  7,343,053    8,294,539            0.2%
    Sul America SA................................  1,297,120    9,692,334            0.2%
    Totvs SA......................................    463,900    8,729,644            0.2%
    Other Securities..............................             227,488,321            5.7%
                                                              ------------           -----
TOTAL BRAZIL......................................             362,326,920            9.1%
                                                              ------------           -----

CHILE -- (1.3%)
    Parque Arauco SA..............................  3,043,041    7,869,455            0.2%
    Other Securities..............................              46,969,823            1.2%
                                                              ------------           -----
TOTAL CHILE.......................................              54,839,278            1.4%
                                                              ------------           -----

CHINA -- (13.6%)
    China Gas Holdings, Ltd.......................  9,067,500    8,924,482            0.2%
#   Geely Automobile Holdings, Ltd................ 17,610,000    8,899,704            0.2%
#   Shougang Fushan Resources Group, Ltd.......... 20,786,000    8,133,750            0.2%
    Sino Biopharmaceutical........................ 13,536,000    9,340,178            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,290,091    8,113,188            0.2%
    Other Securities..............................             547,117,762           13.8%
                                                              ------------           -----
TOTAL CHINA.......................................             590,529,064           14.8%
                                                              ------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                 685,689            0.0%
                                                              ------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                 119,010            0.0%
                                                              ------------           -----

HUNGARY -- (0.1%)
    Other Securities..............................               2,041,100            0.1%
                                                              ------------           -----

INDIA -- (7.7%)
    Other Securities..............................             333,723,996            8.4%
                                                              ------------           -----

INDONESIA -- (4.7%)
    Alam Sutera Realty Tbk PT..................... 78,688,000    8,513,247            0.2%
    Ciputra Development Tbk PT.................... 58,522,080    8,298,065            0.2%
    Mayora Indah Tbk PT...........................  3,432,500   10,620,437            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT................................. 33,746,532 $  9,036,342            0.2%
    Other Securities........................................             168,486,582            4.2%
                                                                        ------------            ----
TOTAL INDONESIA.............................................             204,954,673            5.1%
                                                                        ------------            ----

ISRAEL -- (0.0%)
    Other Securities........................................                 339,568            0.0%
                                                                        ------------            ----

MACEDONIA -- (0.0%)
    Other Securities........................................                      --            0.0%
                                                                        ------------            ----

MALAYSIA -- (4.5%)
    Bursa Malaysia Bhd......................................  3,459,000    8,133,872            0.2%
    Other Securities........................................             185,261,929            4.7%
                                                                        ------------            ----
TOTAL MALAYSIA..............................................             193,395,801            4.9%
                                                                        ------------            ----

MEXICO -- (3.3%)
*   Alsea S.A.B. de C.V.....................................  2,790,399    8,479,919            0.2%
    Arca Continental S.A.B. de C.V..........................  1,167,783    9,556,888            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  5,094,797   11,001,670            0.3%
*   Gruma S.A.B. de C.V. Class B............................  1,548,765    7,690,062            0.2%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,217,718    9,810,100            0.3%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,385,468   12,360,735            0.3%
    Other Securities........................................              84,403,826            2.1%
                                                                        ------------            ----
TOTAL MEXICO................................................             143,303,200            3.6%
                                                                        ------------            ----

PHILIPPINES -- (1.7%)
    Other Securities........................................              75,301,883            1.9%
                                                                        ------------            ----

POLAND -- (1.5%)
    Lubelski Wegiel Bogdanka SA.............................    223,114    8,292,032            0.2%
    Other Securities........................................              58,487,991            1.5%
                                                                        ------------            ----
TOTAL POLAND................................................              66,780,023            1.7%
                                                                        ------------            ----

SOUTH AFRICA -- (7.0%)
    Aveng, Ltd..............................................  2,442,089    8,029,548            0.2%
    AVI, Ltd................................................  1,906,582   11,470,062            0.3%
    Barloworld, Ltd.........................................    944,679    9,902,712            0.3%
    Clicks Group, Ltd.......................................  1,911,109   12,190,178            0.3%
    Coronation Fund Managers, Ltd...........................  1,600,756    9,584,326            0.2%
*   Murray & Roberts Holdings, Ltd..........................  3,176,473    7,784,333            0.2%
    Nampak, Ltd.............................................  3,859,288   14,189,995            0.4%
    PPC, Ltd................................................  3,063,900   11,213,817            0.3%
    Resilient Property Income Fund, Ltd.....................  1,225,038    8,098,156            0.2%
    Reunert, Ltd............................................  1,055,952    9,191,126            0.2%
*   Sappi, Ltd..............................................  3,763,365   11,311,683            0.3%
    Spar Group, Ltd. (The)..................................    780,271   10,303,650            0.3%
    Tongaat Hulett, Ltd.....................................    732,582   10,645,232            0.3%
    Other Securities........................................             169,112,785            4.1%
                                                                        ------------            ----
TOTAL SOUTH AFRICA..........................................             303,027,603            7.6%
                                                                        ------------            ----

SOUTH KOREA -- (14.1%)
    DGB Financial Group, Inc................................    669,413    9,371,728            0.3%
#   Hotel Shilla Co., Ltd...................................    161,958    8,571,748            0.2%
    Macquarie Korea Infrastructure Fund.....................  1,468,851    9,310,581            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
         SOUTH KOREA -- (Continued)
                 Yuhan Corp..........    41,755 $    7,957,729            0.2%
                 Other Securities....              573,533,640           14.3%
                                                --------------           -----
         TOTAL SOUTH KOREA...........              608,745,426           15.3%
                                                --------------           -----

         TAIWAN -- (13.8%)
                 Other Securities....              596,134,287           15.0%
                                                --------------           -----

         THAILAND -- (5.0%)
                 Other Securities....              216,234,036            5.4%
                                                --------------           -----

         TURKEY -- (3.3%)
                 Other Securities....              140,872,227            3.5%
                                                --------------           -----
         TOTAL COMMON STOCKS.........            3,893,353,785           97.8%
                                                --------------           -----

         PREFERRED STOCKS -- (1.6%)
         BRAZIL -- (1.6%)
                 Marcopolo SA........ 1,319,600      8,778,646            0.2%
                 Other Securities....               58,327,463            1.5%
                                                --------------           -----
         TOTAL BRAZIL................               67,106,109            1.7%
                                                --------------           -----

         CHILE -- (0.0%)
                 Other Securities....                   25,564            0.0%
                                                --------------           -----

         COLOMBIA -- (0.0%)
                 Other Securities....                   80,301            0.0%
                                                --------------           -----

         HONG KONG -- (0.0%)
                 Other Securities....                  949,193            0.0%
                                                --------------           -----

         MALAYSIA -- (0.0%)
                 Other Securities....                   18,806            0.0%
                                                --------------           -----
         TOTAL PREFERRED STOCKS......               68,179,973            1.7%
                                                --------------           -----

         RIGHTS/WARRANTS -- (0.0%)
         CHINA -- (0.0%)
                 Other Securities....                  444,778            0.0%
                                                --------------           -----

         MALAYSIA -- (0.0%)
                 Other Securities....                   63,284            0.0%
                                                --------------           -----

         POLAND -- (0.0%)
                 Other Securities....                       --            0.0%
                                                --------------           -----

         SOUTH KOREA -- (0.0%)
                 Other Securities....                  106,626            0.0%
                                                --------------           -----

         THAILAND -- (0.0%)
                 Other Securities....                  784,764            0.0%
                                                --------------           -----
         TOTAL RIGHTS/WARRANTS.......                1,399,452            0.0%
                                                --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        Shares/
                                                                         Face
                                                                        Amount        Value+       Percentage
                                                                        -------       ------     of Net Assets**
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund.................................  31,460,674 $  364,000,000            9.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $743,925 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $760,322) to be repurchased at
       $745,417...................................................... $       745        745,414            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                364,745,414            9.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,681,070,667)............................................               $4,327,678,624          108.7%
                                                                                  ==============          ======

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  362,326,920             --   --       362,326,920
  Chile.......................   54,839,278             --   --        54,839,278
  China.......................      498,628 $  590,030,436   --       590,529,064
  Colombia....................      685,689             --   --           685,689
  Hong Kong...................           --        119,010   --           119,010
  Hungary.....................           --      2,041,100   --         2,041,100
  India.......................      924,778    332,799,218   --       333,723,996
  Indonesia...................    1,923,912    203,030,761   --       204,954,673
  Israel......................           --        339,568   --           339,568
  Macedonia...................           --             --   --                --
  Malaysia....................           --    193,395,801   --       193,395,801
  Mexico......................  143,303,200             --   --       143,303,200
  Philippines.................       25,044     75,276,839   --        75,301,883
  Poland......................      163,265     66,616,758   --        66,780,023
  South Africa................       14,344    303,013,259   --       303,027,603
  South Korea.................    2,789,210    605,956,216   --       608,745,426
  Taiwan......................           --    596,134,287   --       596,134,287
  Thailand....................  216,134,381         99,655   --       216,234,036
  Turkey......................           --    140,872,227   --       140,872,227
Preferred Stocks
  Brazil......................   67,106,109             --   --        67,106,109
  Chile.......................       25,564             --   --            25,564
  Colombia....................       80,301             --   --            80,301
  Hong Kong...................      949,193             --   --           949,193
  Malaysia....................           --         18,806   --            18,806
Rights/Warrants
  China.......................           --        444,778   --           444,778
  Malaysia....................           --         63,284   --            63,284
  Poland......................           --             --   --                --
  South Korea.................           --        106,626   --           106,626
  Thailand....................           --        784,764   --           784,764
Securities Lending Collateral.           --    364,745,414   --       364,745,414
                               ------------ --------------   --    --------------
TOTAL......................... $851,789,817 $3,475,888,807   --    $4,327,678,624
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                 Series     Value Series*    Series       Series
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $460,504, $1,079,372,
 $314,372 and $261,924 of securities on loan,
 respectively)..............................................  $12,837,620    $8,090,741    $2,210,067   $1,134,984
Temporary Cash Investments at Value & Cost..................       37,140            --            --           --
Collateral Received from Securities on Loan at Value & Cost.           --            30           156          227
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      465,392     1,074,000       332,000      283,000
Foreign Currencies at Value.................................           --        17,594         2,254        2,983
Cash........................................................           --         5,476           338        7,537
Receivables:
  Investment Securities Sold................................       39,390         7,780         6,037          520
  Dividends, Interest and Tax Reclaims......................       10,844        34,835        20,683        1,763
  Securities Lending Income.................................          170         3,404           237          321
Unrealized Gain on Foreign Currency Contracts...............           --             3            --            1
Prepaid Expenses and Other Assets...........................           20            11             2            2
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   13,390,576     9,233,874     2,571,774    1,431,338
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      465,392     1,074,030       332,156      283,227
  Investment Securities Purchased...........................       65,772         2,569         1,514        4,976
  Due to Advisor............................................        1,036         1,281           174           92
Accrued Expenses and Other Liabilities......................          511           508           148          119
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      532,711     1,078,388       333,992      288,414
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $12,857,865    $8,155,486    $2,237,782   $1,142,924
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $ 8,647,517    $6,939,413    $2,014,168   $1,010,055
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   17,474    $    2,260   $    2,963
                                                              ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $46,589,
 $542,176, $227,225, $291,960 and
 $417,976 of securities on loan,
 respectively)..............................  $1,652,236   $2,577,714    $665,890     $3,216,667     $3,962,933
Collateral Received from Securities on Loan
 at Value & Cost............................         331          462          21            674            745
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      49,000      571,000     211,000        254,000        364,000
Foreign Currencies at Value.................       4,171       10,659         698          5,209         10,485
Cash........................................         128        1,208         479         10,713         10,908
Receivables:
  Investment Securities Sold................       3,437        3,596         258            423          3,292
  Dividends, Interest and Tax Reclaims......       9,564        8,890         560          7,169          7,434
  Securities Lending Income.................          29        1,314         269            250          1,436
Unrealized Gain on Foreign Currency
 Contracts..................................          --            5          --              2             --
Prepaid Expenses and Other Assets...........           2            2           1              6              7
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,718,898    3,174,850     879,176      3,495,113      4,361,240
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      49,331      571,462     211,021        254,674        364,745
  Investment Securities Purchased...........       3,009        7,094         130          3,026         12,421
  Due to Advisor............................         133          206          54            259            530
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --          --             --              2
Accrued Expenses and Other Liabilities......          60          183          76            472            829
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      52,533      578,945     211,281        258,431        378,527
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,666,365   $2,595,905    $667,895     $3,236,682     $3,982,713
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,213,792   $2,331,617    $785,666     $2,018,603     $3,316,325
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,144   $   10,604    $    696     $    5,195     $   10,401
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              The Japanese   The Asia
                                                                     The U.S.      The DFA       Small     Pacific Small
                                                                    Large Cap   International   Company       Company
                                                                   Value Series Value Series     Series       Series
                                                                   ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $8,987, $2,064
   and $468, respectively)........................................  $  122,006    $121,813      $ 23,598     $ 15,820
  Interest........................................................          27           4            --            1
  Income from Securities Lending..................................       1,009       6,433         1,687        1,992
                                                                    ----------    --------      --------     --------
     Total Investment Income......................................     123,042     128,250        25,285       17,813
                                                                    ----------    --------      --------     --------
Expenses
  Investment Advisory Services Fees...............................       5,788       7,612           947          546
  Accounting & Transfer Agent Fees................................         464         316            85           55
  Custodian Fees..................................................          56         596           372          258
  Shareholders' Reports...........................................          22          15             4            2
  Directors'/Trustees' Fees & Expenses............................          46          32             7            4
  Professional Fees...............................................         181         108            23           13
  Other...........................................................          41          51            12            7
                                                                    ----------    --------      --------     --------
     Total Expenses...............................................       6,598       8,730         1,450          885
                                                                    ----------    --------      --------     --------
  Fees Paid Indirectly............................................          --         (10)           (5)          (2)
                                                                    ----------    --------      --------     --------
  Net Expenses....................................................       6,598       8,720         1,445          883
                                                                    ----------    --------      --------     --------
  Net Investment Income (Loss)....................................     116,444     119,530        23,840       16,930
                                                                    ----------    --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     469,207     125,856        42,871        7,336
    Foreign Currency Transactions*................................          --      (1,511)       (1,367)         167
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................   1,375,405     751,722       392,404       82,603
    Translation of Foreign Currency Denominated Amounts...........          --          80          (399)         (31)
                                                                    ----------    --------      --------     --------
  Net Realized and Unrealized Gain (Loss).........................   1,844,612     876,147       433,509       90,075
                                                                    ----------    --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................  $1,961,056    $995,677      $457,349     $107,005
                                                                    ==========    ========      ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $109, $3,973, $1,529, $3,717 and $3,007,
   respectively)...................................  $ 23,053   $ 28,183     $  9,200     $ 26,463     $ 26,180
  Interest.........................................        --         48           --           --           --
  Income from Securities Lending...................       190      4,986        1,609        1,948        8,556
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    23,243     33,217       10,809       28,411       34,736
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       780      1,225          342        1,555        3,591
  Accounting & Transfer Agent Fees.................        73        109           38          136          152
  Custodian Fees...................................        66        385          110          938        2,059
  Shareholders' Reports............................         3          5            1            6            6
  Directors'/Trustees' Fees & Expenses.............         6         10            3           13           12
  Professional Fees................................        18         31           10           57           89
  Other............................................        10         14            4           24           21
                                                     --------   --------     --------     --------     --------
     Total Expenses................................       956      1,779          508        2,729        5,930
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly.............................        (1)        (1)          (2)         (15)         (23)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................       955      1,778          506        2,714        5,907
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    22,288     31,439       10,303       25,697       28,829
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    36,199     39,886        6,848       24,873       64,640
    Futures........................................        --         --           --           --          463
    Foreign Currency Transactions*.................       (19)      (114)         (47)          35         (797)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   162,873    298,093      (30,719)     132,313      329,068
    Translation of Foreign Currency Denominated
     Amounts.......................................       169         87            8           (2)          46
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   199,222    337,952      (23,910)     157,219      393,420
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $221,510   $369,391     $(13,607)    $182,916     $422,249
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $9, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The U.S. Large Cap Value   The DFA International    The Japanese Small
                                                    Series                Value Series           Company Series
                                           ------------------------  ----------------------  ----------------------
                                           Six Months       Year     Six Months     Year     Six Months     Year
                                              Ended        Ended        Ended      Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013          2012        2013        2012        2013        2012
                                           -----------  -----------  ----------- ----------  ----------- ----------
                                           (Unaudited)               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   116,444  $   212,847  $  119,530  $  260,321  $   23,840  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     469,207      408,690     125,856     133,256      42,871      15,297
    Futures...............................          --           --          --          --          --        (283)
    Foreign Currency Transactions*........          --           --      (1,511)     (1,249)     (1,367)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   1,375,405    1,049,282     751,722    (157,327)    392,404     (47,991)
    Translation of Foreign Currency
     Denominated Amounts..................          --           --          80        (266)       (399)        (76)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   1,961,056    1,670,819     995,677     234,735     457,349       3,107
                                           -----------  -----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     577,674      505,769     277,763     699,069     180,383     385,924
  Withdrawals.............................    (270,017)    (922,543)   (356,203)   (651,462)    (86,681)   (205,115)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     307,657     (416,774)    (78,440)     47,607      93,702     180,809
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   2,268,713    1,254,045     917,237     282,342     551,051     183,916
Net Assets
  Beginning of Period.....................  10,589,152    9,335,107   7,238,249   6,955,907   1,686,731   1,502,815
                                           -----------  -----------  ----------  ----------  ----------  ----------
  End of Period........................... $12,857,865  $10,589,152  $8,155,486  $7,238,249  $2,237,782  $1,686,731
                                           ===========  ===========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   16,930  $   39,082  $   22,288   $   41,958  $   31,439  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      7,336      27,956      36,199      (16,423)     39,886      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........        167        (236)        (19)         339        (114)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     82,603       3,183     162,873      247,250     298,093         694
    Translation of Foreign Currency
     Denominated Amounts..................        (31)        (94)        169          (35)         87        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    107,005      69,751     221,510      273,325     369,391      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     91,761     161,440      13,691       92,609      42,912     260,944
  Withdrawals.............................    (59,702)   (134,065)    (33,674)     (34,941)    (61,577)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     32,059      27,375     (19,983)      57,668     (18,665)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    139,064      97,126     201,527      330,993     350,726     243,416
Net Assets
  Beginning of Period.....................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,142,924  $1,003,860  $1,666,365   $1,464,838  $2,595,905  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $9 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small        The Emerging        The Emerging Markets
                                              Company Series         Markets Series         Small Cap Series
                                           --------------------  ----------------------  ----------------------
                                           Six Months    Year    Six Months     Year     Six Months     Year
                                              Ended     Ended       Ended      Ended        Ended      Ended
                                            April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013       2012       2013        2012        2013        2012
                                           ----------- --------  ----------- ----------  ----------- ----------
                                           (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $ 10,303   $ 16,111  $   25,697  $   67,879  $   28,829  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     6,848     26,982      24,873      34,169      64,640     106,663
    Futures...............................        --         --          --          --         463        (389)
    Foreign Currency Transactions*........       (47)       111          35        (571)       (797)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (30,719)   (63,323)    132,313      24,259     329,068       6,038
    Translation of Foreign Currency
     Denominated Amounts..................         8         (7)         (2)         20          46         (15)
                                            --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (13,607)   (20,126)    182,916     125,756     422,249     169,256
                                            --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    22,416     11,500     300,335     523,537     707,773   1,002,685
  Withdrawals.............................   (30,000)   (38,550)   (159,876)   (175,967)   (100,659)    (93,517)
                                            --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (7,584)   (27,050)    140,459     347,570     607,114     909,168
                                            --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (21,191)   (47,176)    323,375     473,326   1,029,363   1,078,424
Net Assets
  Beginning of Period.....................   689,086    736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                            --------   --------  ----------  ----------  ----------  ----------
  End of Period...........................  $667,895   $689,086  $3,236,682  $2,913,307  $3,982,713  $2,953,350
                                            ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              The U.S. Large Cap Value Series@
                               ----------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months        Year        Year        Year        Year        Dec. 1,          Year
                                    Ended         Ended       Ended       Ended       Ended        2007 to         Ended
                                  April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                    2013           2012        2011        2010        2009          2008           2007
                               ----------------------------------------------------------------------------------------------
                                 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..................       18.48%(C)       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $12,857,865     $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average
 Net Assets...................        0.11%(B)        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment
 Income to Average Net Assets.        2.03%(B)        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......           9%(C)          10%         14%         28%         29%         19%(C)            9%
-----------------------------------------------------------------------------------------------------------------------------

                                                           The DFA International Value Series@
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      14.00%(C)       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,155,486     $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average
 Net Assets...................       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
 Income to Average Net Assets.       3.16%(B)       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.......          7%(C)         14%          9%          20%         18%         16%(C)          16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. @ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               -------------------------------------------------------------------------------------------
                                                                                                  Period
                                Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                   Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                   2013          2012        2011        2010        2009          2008           2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      26.12%(C)       0.54%      10.07%       0.72%      22.69%     (26.87)%(C)      (1.16)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,237,782     $1,686,731  $1,502,815  $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average
 Net Assets...................       0.15%(B)       0.15%       0.14%       0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.15%(B)       0.15%       0.14%       0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment
 Income to Average Net Assets.       2.54%(B)       2.17%       2.07%       1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......         10%(C)          7%          5%         10%          7%         10%(C)           9%
--------------------------------------------------------------------------------------------------------------------------

                                                      The Asia Pacific Small Company Series
                               -----------------------------------------------------------------------------------
                                                                                            Period
                                Six Months       Year        Year      Year      Year      Dec. 1,        Year
                                   Ended        Ended       Ended     Ended     Ended      2007 to       Ended
                                 April 30,     Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                   2013          2012        2011      2010      2009        2008         2007
                               -----------------------------------------------------------------------------------
                                (Unaudited)
------------------------------------------------------------------------------------------------------------------
Total Return..................      10.68%(C)       7.48%    (5.15)%    28.91%    84.98%   (57.75)%(C)      47.23%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,142,924     $1,003,860  $906,734   $935,138  $680,997  $441,237      $1,205,154
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.16%     0.16%      0.17%     0.18%     0.15%(B)        0.15%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.16%(B)       0.16%     0.16%      0.17%     0.18%     0.15%(B)        0.15%
Ratio of Net Investment
 Income to Average Net Assets.       3.13%(B)       4.26%     3.78%      3.64%     4.00%     4.33%(B)        3.58%
Portfolio Turnover Rate.......          7%(C)         18%       17%        18%       23%       20%(C)          25%
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The United Kingdom Small Company Series
                               --------------------------------------------------------------------------------------
                                                                                               Period
                                Six Months       Year        Year        Year       Year      Dec. 1,        Year
                                   Ended        Ended       Ended       Ended      Ended      2007 to       Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,     Nov. 30,
                                   2013          2012        2011        2010       2009        2008         2007
                               --------------------------------------------------------------------------------------
                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Total Return..................      15.19%(C)      23.41%       0.20%      25.94%    43.51%   (50.77)%(C)       2.42%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,666,365     $1,464,838  $1,133,845  $1,036,694  $770,472  $555,390      $1,158,580
Ratio of Expenses to Average
 Net Assets...................       0.12%(B)       0.13%       0.13%       0.13%     0.14%     0.12%(B)        0.12%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.12%(B)       0.13%       0.13%       0.13%     0.14%     0.12%(B)        0.12%
Ratio of Net Investment
 Income to Average Net Assets.       2.88%(B)       3.37%       3.76%       2.86%     4.02%     3.79%(B)        2.72%
Portfolio Turnover Rate.......          7%(C)          6%          7%         15%       10%       25%(C)          12%
---------------------------------------------------------------------------------------------------------------------

                                                          The Continental Small Company Series
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      16.53%(C)       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,595,905     $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average
 Net Assets...................       0.15%(B)       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.15%(B)       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment
 Income to Average Net Assets.       2.59%(B)       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......          7%(C)          9%         10%          12%          7%         18%(C)          12%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                         The Canadian Small Company Series
                               --------------------------------------------------------------------------------------
                                                                                          Period         Period
                                Six Months       Year      Year      Year      Year      Dec. 1,        April 2,
                                   Ended        Ended     Ended     Ended     Ended      2007 to       2007(a) to
                                 April 30,     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,       Nov. 30,
                                   2013          2012      2011      2010      2009        2008           2007
                               --------------------------------------------------------------------------------------
                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Total Return..................     (1.93)%(C)    (2.51)%     0.27%    43.17%    61.67%   (56.44)%(C)     10.20%(C)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $667,895      $689,086   $736,262  $663,722  $365,181  $232,873       $213,529
Ratio of Expenses to Average
 Net Assets...................      0.15%(B)      0.15%      0.14%     0.15%     0.17%     0.18%(B)       0.26%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............      0.15%(B)      0.15%      0.14%     0.15%     0.17%     0.18%(B)       0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets.      3.04%(B)      2.29%      1.72%     1.05%     1.37%     0.97%(B)       0.47%(B)(E)
Portfolio Turnover Rate.......        11%(C)        22%        24%       10%       23%       21%(C)          6%(C)
---------------------------------------------------------------------------------------------------------------------

                                                               The Emerging Markets Series
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................       6.26%(C)       4.55%      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,236,682     $2,913,307  $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790
Ratio of Expenses to Average
 Net Assets...................       0.18%(B)       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.18%(B)       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Net Investment
 Income to Average Net Assets.       1.67%(B)       2.55%       2.48%        2.18%       2.57%       3.00%(B)        2.52%
Portfolio Turnover Rate.......          2%(C)          5%         16%          12%         14%         19%(C)           7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                         The Emerging Markets Small Cap Series
                               -----------------------------------------------------------------------------------------
                                                                                                  Period
                                Six Months       Year         Year        Year        Year       Dec. 1,        Year
                                   Ended        Ended        Ended       Ended       Ended       2007 to       Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                   2013          2012         2011        2010        2009         2008         2007
                               -----------------------------------------------------------------------------------------
                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..................      13.05%(C)       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,982,713     $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average
 Net Assets...................       0.33%(B)       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.33%(B)       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment
 Income to Average Net Assets.       1.62%(B)       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate.......          4%(C)         13%         18%          15%         13%       19%(C)          16%
------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $10
              The Japanese Small Company Series.......      5
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     15
              The Emerging Markets Small Cap Series...     23

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $278
                 The DFA International Value Series......  213
                 The Japanese Small Company Series.......   46
                 The Asia Pacific Small Company Series...   23
                 The United Kingdom Small Company Series.   27
                 The Continental Small Company Series....   55
                 The Canadian Small Company Series.......   13
                 The Emerging Markets Series.............   74
                 The Emerging Markets Small Cap Series...   42

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,428,361 $1,029,781
         The DFA International Value Series......    581,405    544,320
         The Japanese Small Company Series.......    285,795    182,218
         The Asia Pacific Small Company Series...    123,409     78,570
         The United Kingdom Small Company Series.    110,235    112,119
         The Continental Small Company Series....    183,602    179,145
         The Canadian Small Company Series.......     73,665     71,826
         The Emerging Markets Series.............    227,043     64,839
         The Emerging Markets Small Cap Series...    778,617    154,697

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   Net
                                                                                Unrealized
                                          Federal    Unrealized   Unrealized   Appreciation
                                          Tax Cost  Appreciation Depreciation (Depreciation)
                                         ---------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $9,150,245  $4,325,142   $(135,235)    $4,189,907
The DFA International Value Series......  8,018,298   1,779,021    (632,548)     1,146,473
The Japanese Small Company Series.......  2,353,150     426,844    (237,771)       189,073
The Asia Pacific Small Company Series...  1,320,354     328,760    (230,904)        97,856
The United Kingdom Small Company Series.  1,273,661     564,018    (136,112)       427,906
The Continental Small Company Series....  2,907,663     700,769    (459,256)       241,513
The Canadian Small Company Series.......  1,004,011     101,503    (228,603)      (127,100)
The Emerging Markets Series.............  2,275,995   1,326,980    (131,634)     1,195,346
The Emerging Markets Small Cap Series...  3,704,792   1,014,557    (391,671)       622,886

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                            Derivatives Recognized in Income
                                            --------------------------------
                                                         Equity
                                                       Contracts
                                            --------------------------------
    The Emerging Markets Small Cap Series*.               $463

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.92%        $7,286         12        $ 2        $19,170
The DFA International Value Series....     0.94%         6,138         27          4         20,182
The Japanese Small Company Series.....     0.91%         1,336         10         --          3,693
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.92%           326          2         --            503
The Continental Small Company Series..     0.92%            59          4         --            208
The Emerging Markets Series...........     0.91%         5,831         26          4         31,246
The Emerging Markets Small Cap Series.     0.90%         8,707          2         --         12,916

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     Market Value
                                                     ------------
              The U.S. Large Cap Value Series.......   $ 4,855
              The DFA International Value Series....    58,525
              The Canadian Small Company Series.....    28,586
              The Emerging Markets Series...........    56,655
              The Emerging Markets Small Cap Series.    98,136

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     -
     Actual Fund Return............ $1,000.00 $1,086.10    0.18%    $0.93
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90    0.18%    $0.90

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.3%
              Consumer Staples.............................   5.7%
              Energy.......................................  16.2%
              Financials...................................  34.5%
              Health Care..................................   0.6%
              Industrials..................................  11.6%
              Information Technology.......................   7.1%
              Materials....................................  14.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)


                                                                                   Percentage
                                                   Shares           Value++      of Net Assets**
                                                   ------           -------      ---------------
COMMON STOCKS -- (91.3%)
BRAZIL -- (8.7%)
    Banco Santander Brasil SA ADR..............   18,012,780    $    133,654,828            0.7%
    BM&FBovespa SA.............................   26,824,074         185,955,220            1.0%
#   Gerdau SA Sponsored ADR....................   12,145,574          95,342,756            0.5%
#   Petroleo Brasileiro SA ADR.................   18,401,141         352,381,850            1.9%
#   Petroleo Brasileiro SA Sponsored ADR.......   20,796,933         415,314,752            2.2%
    Other Securities...........................                      538,973,068            2.9%
                                                                ----------------          ------
TOTAL BRAZIL...................................                    1,721,622,474            9.2%
                                                                ----------------          ------
CHILE -- (1.6%)
    Enersis SA Sponsored ADR...................    5,249,009          99,101,290            0.5%
    Other Securities...........................                      219,401,520            1.2%
                                                                ----------------          ------
TOTAL CHILE....................................                      318,502,810            1.7%
                                                                ----------------          ------
CHINA -- (14.1%)
    Agricultural Bank of China, Ltd. Class H...  255,464,000         122,746,565            0.7%
    Bank of China, Ltd. Class H................  989,630,331         463,675,570            2.5%
    Bank of Communications Co., Ltd. Class H...  110,893,574          88,310,920            0.5%
    China Construction Bank Corp. Class H......  214,422,940         179,967,415            1.0%
#   China Minsheng Banking Corp., Ltd. Class H.   57,085,500          73,292,194            0.4%
#   China Petroleum & Chemical Corp. ADR.......      993,796         109,874,086            0.6%
    China Petroleum & Chemical Corp. Class H...  163,824,289         180,790,542            1.0%
#   China Unicom Hong Kong, Ltd. ADR...........    7,316,862         105,582,319            0.6%
    Other Securities...........................                    1,486,194,031            7.7%
                                                                ----------------          ------
TOTAL CHINA....................................                    2,810,433,642           15.0%
                                                                ----------------          ------
COLOMBIA -- (0.1%)
    Other Securities...........................                       13,678,500            0.1%
                                                                ----------------          ------
CZECH REPUBLIC -- (0.2%)
    Other Securities...........................                       31,695,790            0.2%
                                                                ----------------          ------
HUNGARY -- (0.5%)
#   OTP Bank P.L.C.............................    3,828,061          79,923,314            0.4%
    Other Securities...........................                       15,773,985            0.1%
                                                                ----------------          ------
TOTAL HUNGARY..................................                       95,697,299            0.5%
                                                                ----------------          ------
INDIA -- (6.8%)
#   ICICI Bank, Ltd. Sponsored ADR.............    3,394,535         158,932,128            0.9%
    Reliance Industries, Ltd...................   20,144,977         294,328,521            1.6%
    State Bank of India........................    2,228,831          94,279,659            0.5%
    Other Securities...........................                      807,802,476            4.2%
                                                                ----------------          ------
TOTAL INDIA....................................                    1,355,342,784            7.2%
                                                                ----------------          ------
INDONESIA -- (3.2%)
    Other Securities...........................                      641,870,329            3.4%
                                                                ----------------          ------
ISRAEL -- (0.0%)
    Other Securities...........................                          932,046            0.0%
                                                                ----------------          ------
MALAYSIA -- (3.2%)
    Other Securities...........................                      642,198,061            3.4%
                                                                ----------------          ------
MEXICO -- (7.1%)
    Alfa S.A.B. de C.V. Class A................   51,397,020         119,325,169            0.6%
#*  Cemex S.A.B. de C.V. Sponsored ADR.........   16,663,541         187,464,831            1.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                               Percentage
                                                            Shares           Value++         of Net Assets**
                                                            ------           -------         ---------------
MEXICO -- (Continued)
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    2,494,369    $    282,836,501               1.5%
    Grupo Financiero Banorte S.A.B. de C.V..............   23,160,991         174,532,887               0.9%
    Other Securities....................................                      637,729,822               3.5%
                                                                         ----------------             ------
TOTAL MEXICO............................................                    1,401,889,210               7.5%
                                                                         ----------------             ------
PHILIPPINES -- (1.3%)
    Other Securities....................................                      256,419,611               1.4%
                                                                         ----------------             ------
POLAND -- (1.4%)
*   Polski Koncern Naftowy Orlen S.A....................    5,924,385          91,988,888               0.5%
    Other Securities....................................                      179,643,567               1.0%
                                                                         ----------------             ------
TOTAL POLAND                                                                  271,632,455               1.5%
                                                                         ----------------             ------
RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR...........................   92,768,535         738,805,087               3.9%
    Other Securities....................................                       18,308,553               0.1%
                                                                         ----------------             ------
TOTAL RUSSIA............................................                      757,113,640               4.0%
                                                                         ----------------             ------
SOUTH AFRICA -- (6.4%)
    ABSA Group, Ltd.....................................    5,161,520          85,037,070               0.5%
#   Gold Fields, Ltd. Sponsored ADR.....................   13,638,573         101,743,755               0.6%
    Sanlam, Ltd.........................................   26,831,075         137,665,287               0.7%
    Standard Bank Group, Ltd............................   15,879,866         198,569,484               1.1%
    Other Securities....................................                      758,607,003               4.0%
                                                                         ----------------             ------
TOTAL SOUTH AFRICA......................................                    1,281,622,599               6.9%
                                                                         ----------------             ------
SOUTH KOREA -- (13.7%)
    Hana Financial Group, Inc...........................    4,078,729         130,626,112               0.7%
#   Hyundai Steel Co....................................    1,197,245          83,179,821               0.5%
    KB Financial Group, Inc.............................    2,902,753          94,926,902               0.5%
#   KB Financial Group, Inc. ADR........................    3,182,416         104,383,245               0.6%
#   LG Electronics, Inc.................................    1,776,548         142,395,511               0.8%
#   POSCO...............................................      681,110         195,769,432               1.1%
#   POSCO ADR...........................................    1,626,923         117,122,187               0.6%
    Shinhan Financial Group Co., Ltd....................    5,415,719         187,584,781               1.0%
    SK Holdings Co., Ltd................................      530,249          76,530,829               0.4%
    SK Innovation Co., Ltd..............................      763,318         104,371,936               0.6%
    Other Securities....................................                    1,488,107,381               7.8%
                                                                         ----------------             ------
TOTAL SOUTH KOREA.......................................                    2,724,998,137              14.6%
                                                                         ----------------             ------
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd....................  114,221,437          70,358,478               0.4%
#   Fubon Financial Holding Co., Ltd....................   83,424,471         119,358,177               0.7%
#*  Innolux Corp........................................  113,184,745          70,870,943               0.4%
    Mega Financial Holding Co., Ltd.....................  124,743,381          96,296,586               0.5%
#   United Microelectronics Corp........................  218,090,681          83,574,149               0.5%
    Yuanta Financial Holding Co., Ltd...................  143,984,654          73,306,738               0.4%
    Other Securities....................................                    2,070,352,183              10.9%
                                                                         ----------------             ------
TOTAL TAIWAN............................................                    2,584,117,254              13.8%
                                                                         ----------------             ------
THAILAND -- (3.4%)
    Bangkok Bank PCL....................................    9,300,200          71,613,124               0.4%
    PTT Global Chemical PCL.............................   31,932,741          79,423,853               0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          Percentage
                                                                      Shares            Value++         of Net Assets**
                                                                      ------            -------         ---------------
THAILAND -- (Continued)
      PTT PCL.....................................................     8,157,700    $     90,610,228               0.5%
      Other Securities............................................                       426,380,643               2.3%
                                                                                    ----------------             ------
TOTAL THAILAND....................................................                       668,027,848               3.6%
                                                                                    ----------------             ------
TURKEY -- (2.8%)
      KOC Holding A.S.............................................    12,307,828          74,630,627               0.4%
      Turkiye Is Bankasi..........................................    27,763,003         107,387,000               0.6%
      Other Securities............................................                       372,002,517               2.0%
                                                                                    ----------------             ------
TOTAL TURKEY......................................................                       554,020,144               3.0%
                                                                                    ----------------             ------
TOTAL COMMON STOCKS...............................................                    18,131,814,633              97.0%
                                                                                    ----------------             ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Petroleo Brasileiro SA......................................    18,204,529         181,795,072               1.0%
      Other Securities............................................                       210,809,044               1.1%
                                                                                    ----------------             ------
TOTAL BRAZIL......................................................                       392,604,116               2.1%
                                                                                    ----------------             ------
COLOMBIA -- (0.1%)
      Other Securities............................................                        10,866,863               0.1%
                                                                                    ----------------             ------
HONG KONG -- (0.0%)
      Other Securities............................................                           317,409               0.0%
                                                                                    ----------------             ------
MALAYSIA -- (0.0%)
      Other Securities............................................                             8,781               0.0%
                                                                                    ----------------             ------
TOTAL PREFERRED STOCKS............................................                       403,797,169               2.2%
                                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
      Other Securities............................................                         1,513,523               0.0%
                                                                                    ----------------             ------
MALAYSIA -- (0.0%)
      Other Securities............................................                            76,397               0.0%
                                                                                    ----------------             ------
POLAND -- (0.0%)
      Other Securities............................................                                --               0.0%
                                                                                    ----------------             ------
THAILAND -- (0.0%)
      Other Securities............................................                           685,167               0.0%
                                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS.............................................                         2,275,087               0.0%
                                                                                    ----------------             ------

                                                                      Shares/
                                                                       Face
                                                                      Amount            Value+
                                                                      -------           ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund..............................   115,211,755       1,333,000,000               7.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $169,927 FNMA, rates ranging
       from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $173,672) to be repurchased at
       $170,268................................................... $         170             170,267               0.0%
                                                                                    ----------------             ------
TOTAL SECURITIES LENDING COLLATERAL...............................                     1,333,170,267               7.1%
                                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,190,568,956)........................................                    $ 19,871,057,156             106.3%
                                                                                    ================             ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,721,622,474              --   --    $ 1,721,622,474
  Chile.......................    318,502,810              --   --        318,502,810
  China.......................    234,132,597 $ 2,576,301,045   --      2,810,433,642
  Colombia....................     13,678,500              --   --         13,678,500
  Czech Republic..............             --      31,695,790   --         31,695,790
  Hungary.....................             --      95,697,299   --         95,697,299
  India.......................    177,946,057   1,177,396,727   --      1,355,342,784
  Indonesia...................      7,281,902     634,588,427   --        641,870,329
  Israel......................         20,321         911,725   --            932,046
  Malaysia....................             --     642,198,061   --        642,198,061
  Mexico......................  1,401,889,210              --   --      1,401,889,210
  Philippines.................             --     256,419,611   --        256,419,611
  Poland......................        544,429     271,088,026   --        271,632,455
  Russia......................        875,172     756,238,468   --        757,113,640
  South Africa................    174,746,377   1,106,876,222   --      1,281,622,599
  South Korea.................    332,607,899   2,392,390,238   --      2,724,998,137
  Taiwan......................     45,216,170   2,538,901,084   --      2,584,117,254
  Thailand....................    668,027,848              --   --        668,027,848
  Turkey......................             --     554,020,144   --        554,020,144
Preferred Stocks
  Brazil......................    392,604,116              --   --        392,604,116
  Colombia....................     10,866,863              --   --         10,866,863
  Hong Kong...................        317,409              --   --            317,409
  Malaysia....................             --           8,781   --              8,781
Rights/Warrants
  China.......................             --       1,513,523   --          1,513,523
  Malaysia....................             --          76,397   --             76,397
  Poland......................             --              --   --                 --
  Thailand....................             --         685,167   --            685,167
Securities Lending Collateral.             --   1,333,170,267   --      1,333,170,267
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,500,880,154 $14,370,177,002   --    $19,871,057,156
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,555,098 of securities on loan)*....... $18,537,887
Collateral Received from Securities on Loan at Value & Cost..............         170
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,333,000
Foreign Currencies at Value..............................................      19,113
Cash.....................................................................     129,043
Receivables:
  Investment Securities Sold.............................................         233
  Dividends, Interest and Tax Reclaims...................................      46,296
  Securities Lending Income..............................................       1,942
Unrealized Gain on Foreign Currency Contracts............................          18
Prepaid Expenses and Other Assets........................................          28
                                                                          -----------
     Total Assets........................................................  20,067,730
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,333,170
  Investment Securities Purchased........................................      38,774
  Due to Advisor.........................................................       1,493
Unrealized Loss on Foreign Currency Contracts............................           1
Accrued Expenses and Other Liabilities...................................       2,526
                                                                          -----------
     Total Liabilities...................................................   1,375,964
                                                                          -----------
NET ASSETS............................................................... $18,691,766
                                                                          ===========
Investments at Cost...................................................... $17,857,399
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,052
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $11,812).......... $  141,854
    Interest......................................................         10
    Income from Securities Lending................................     15,074
                                                                   ----------
       Total Investment Income....................................    156,938
                                                                   ----------
  Expenses
    Investment Advisory Services Fees.............................      9,007
    Accounting & Transfer Agent Fees..............................        752
    Custodian Fees................................................      5,609
    Shareholders' Reports.........................................         34
    Directors'/Trustees' Fees & Expenses..........................         73
    Professional Fees.............................................        265
    Other.........................................................        155
                                                                   ----------
       Total Expenses.............................................     15,895
                                                                   ----------
    Fees Paid Indirectly..........................................        (41)
                                                                   ----------
    Net Expenses..................................................     15,854
                                                                   ----------
    Net Investment Income (Loss)..................................    141,084
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    381,846
      Foreign Currency Transactions...............................       (938)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    925,302
      Translation of Foreign Currency Denominated Amounts.........         75
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,306,285
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,447,369
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Six Months       Year
                                                                                Ended        Ended
                                                                              April 30,     Oct. 31,
                                                                                2013          2012
                                                                             -----------  -----------
                                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   141,084  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     381,846      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................        (938)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     925,302     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................          75         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,447,369      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   1,168,731    3,560,477
  Withdrawals...............................................................    (808,656)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................     360,075    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   1,807,444    2,880,743
Net Assets
  Beginning of Period.......................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Period............................................................. $18,691,766  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND@

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                           -----------------------------------------------------------------------------------
                                                                                                                   Period
                                             Six Months        Year         Year          Year        Year        Dec. 1,
                                                Ended         Ended        Ended         Ended       Ended        2007 to
                                              April 30,      Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,
                                                2013           2012         2011          2010        2009          2008
                                           -----------------------------------------------------------------------------------
                                             (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..............................        8.61%(C)        1.10%      (14.47)%       30.55%      79.39%     (55.47)%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $18,691,766     $16,884,322  $14,003,579   $11,917,955  $7,965,125  $4,048,404
Ratio of Expenses to Average Net Assets...        0.18%(B)        0.20%        0.20%         0.19%       0.21%       0.19%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.18%(B)        0.20%        0.20%         0.19%       0.21%       0.19%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................        1.58%(B)        2.43%        2.29%         1.81%       2.17%       3.19%(B)
Portfolio Turnover Rate...................           5%(C)           8%           5%           15%         20%         14%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                           ------------

                                              Year
                                             Ended
                                            Nov. 30,
                                              2007
                                           ------------

------------------------------------------------------
Total Return..............................      51.59%
------------------------------------------------------
Net Assets, End of Period (thousands)..... $8,188,710
Ratio of Expenses to Average Net Assets...       0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.50%
Portfolio Turnover Rate...................         14%
------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. @ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $285 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were $41 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases   Sales
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,355,988 $938,224

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,244,327  $3,584,802  $(2,958,072)    $626,730

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Fund under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2013.

H. Securities Lending:

   As of April 30, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $336,338 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

   In accordance with guidelines described in the Fund's registration statement, the Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Fund had no in-kind redemptions.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-001S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT

                                  (Unaudited)

                               Table of Contents

                                                                                 Page
                                                                                 ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes......................................   1
DFA Investment Dimensions Group Inc.
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................   6
       Tax-Managed U.S. Equity Portfolio........................................   7
       Tax-Managed U.S. Targeted Value Portfolio................................  10
       Tax-Managed U.S. Small Cap Portfolio.....................................  13
       T.A. U.S. Core Equity 2 Portfolio........................................  16
       Tax-Managed DFA International Value Portfolio............................  19
       T.A. World ex U.S. Core Equity Portfolio.................................  23
   Statements of Assets and Liabilities.........................................  29
   Statements of Operations.....................................................  31
   Statements of Changes in Net Assets..........................................  33
   Financial Highlights.........................................................  35
   Notes to Financial Statements................................................  39
The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide Value Series
   Disclosure of Fund Expenses..................................................  52
   Disclosure of Portfolio Holdings.............................................  53
   Summary Schedule of Portfolio Holdings.......................................  54
   Statement of Assets and Liabilities..........................................  57
   Statement of Operations......................................................  58
   Statements of Changes in Net Assets..........................................  59
   Financial Highlights.........................................................  60
   Notes to Financial Statements................................................  61
Voting Proxies on Fund Portfolio Securities.....................................  67
Board Approval of Investment Advisory Agreements................................  68

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Annualized
(C)     Non-Annualized
(D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(E)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/12  04/30/13    Ratio*   Period*
                                               --------- --------- ---------- --------

Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,183.60    0.38%    $2.06
Hypothetical 5% Annual Return................. $1,000.00 $1,022.91    0.38%    $1.91

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,149.10    0.22%    $1.17
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/12  04/30/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,193.80    0.44%    $2.39
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $1,164.80    0.53%    $2.84
Hypothetical 5% Annual Return................. $1,000.00 $1,022.17    0.53%    $2.66

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $1,166.80    0.24%    $1.29
Hypothetical 5% Annual Return................. $1,000.00 $1,023.60    0.24%    $1.20

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,136.30    0.54%    $2.86
Hypothetical 5% Annual Return................. $1,000.00 $1,022.12    0.54%    $2.71

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,138.50    0.47%    $2.49
Hypothetical 5% Annual Return................. $1,000.00 $1,022.46    0.47%    $2.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's
50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which present portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................  10.2%
              Energy.......................................  10.3%
              Financials...................................  14.2%
              Health Care..................................  12.6%
              Industrials..................................  11.3%
              Information Technology.......................  17.8%
              Materials....................................   3.9%
              Other........................................    --
              Telecommunication Services...................   2.8%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  18.1%
              Consumer Staples.............................   4.4%
              Energy.......................................   8.4%
              Financials...................................  26.1%
              Health Care..................................   6.3%
              Industrials..................................  15.4%
              Information Technology.......................  11.4%
              Materials....................................   9.0%
              Other........................................    --
              Telecommunication Services...................   0.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.6%
              Consumer Staples.............................   4.6%
              Energy.......................................   5.3%
              Financials...................................  19.6%
              Health Care..................................   9.5%
              Industrials..................................  17.6%
              Information Technology.......................  16.6%
              Materials....................................   5.8%
              Other........................................    --
              Telecommunication Services...................   0.7%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   6.4%
              Energy.......................................  11.6%
              Financials...................................  19.8%
              Health Care..................................  10.7%
              Industrials..................................  13.5%
              Information Technology.......................  12.8%
              Materials....................................   5.0%
              Other........................................    --
              Telecommunication Services...................   3.1%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................   8.8%
              Consumer Staples.............................   5.4%
              Energy.......................................  12.4%
              Financials...................................  37.1%
              Health Care..................................   1.4%
              Industrials..................................   9.4%
              Information Technology.......................   3.8%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   7.3%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   7.3%
              Energy.......................................   8.1%
              Financials...................................  27.0%
              Health Care..................................   4.8%
              Industrials..................................  15.6%
              Information Technology.......................   6.8%
              Materials....................................  11.3%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   3.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                    Value+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $2,735,693,298
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $1,824,488,907).................................... $2,735,693,298
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)


                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (84.3%)
 Consumer Discretionary -- (11.1%)
 #*  Amazon.com, Inc...................    38,978 $  9,893,006            0.6%
     Comcast Corp. Class A.............   224,903    9,288,494            0.5%
     Home Depot, Inc. (The)............   159,145   11,673,286            0.7%
 #   McDonald's Corp...................   107,439   10,973,819            0.6%
 #   Walt Disney Co. (The).............   182,866   11,491,299            0.7%
     Other Securities..................            180,233,547           10.0%
                                                  ------------           -----
 Total Consumer Discretionary..........            233,553,451           13.1%
                                                  ------------           -----
 Consumer Staples -- (8.6%)
 #   Altria Group, Inc.................   215,769    7,877,726            0.4%
     Coca-Cola Co. (The)...............   431,007   18,244,526            1.0%
     CVS Caremark Corp.................   131,532    7,652,532            0.4%
     PepsiCo, Inc......................   165,678   13,663,465            0.8%
     Philip Morris International, Inc..   175,170   16,744,500            0.9%
     Procter & Gamble Co. (The)........   294,032   22,572,837            1.3%
     Wal-Mart Stores, Inc..............   196,680   15,285,970            0.9%
     Other Securities..................             79,642,342            4.5%
                                                  ------------           -----
 Total Consumer Staples................            181,683,898           10.2%
                                                  ------------           -----
 Energy -- (8.7%)
     Chevron Corp......................   208,957   25,494,844            1.4%
     ConocoPhillips....................   123,959    7,493,322            0.4%
     Exxon Mobil Corp..................   484,055   43,076,054            2.4%
     Occidental Petroleum Corp.........    82,703    7,382,070            0.4%
     Schlumberger, Ltd.................   142,490   10,605,531            0.6%
     Other Securities..................             88,307,411            5.0%
                                                  ------------           -----
 Total Energy..........................            182,359,232           10.2%
                                                  ------------           -----
 Financials -- (12.0%)
     American Express Co...............   105,740    7,233,673            0.4%
     Bank of America Corp.............. 1,156,960   14,242,178            0.8%
 *   Berkshire Hathaway, Inc. Class B..   183,795   19,541,084            1.1%
     Citigroup, Inc....................   326,729   15,245,175            0.9%
     Goldman Sachs Group, Inc. (The)...    47,842    6,988,281            0.4%
     JPMorgan Chase & Co...............   412,489   20,216,086            1.2%
     U.S. Bancorp......................   198,344    6,600,888            0.4%
     Wells Fargo & Co..................   538,900   20,467,422            1.2%
     Other Securities..................            141,977,364            7.7%
                                                  ------------           -----
 Total Financials......................            252,512,151           14.1%
                                                  ------------           -----
 Health Care -- (10.6%)
     AbbVie, Inc.......................   167,626    7,719,177            0.4%
     Amgen, Inc........................    79,963    8,332,944            0.5%
     Bristol-Myers Squibb Co...........   175,055    6,953,185            0.4%
 #*  Gilead Sciences, Inc..............   162,654    8,236,799            0.5%
     Johnson & Johnson.................   300,958   25,650,650            1.4%
     Merck & Co., Inc..................   323,062   15,183,914            0.9%
     Pfizer, Inc.......................   774,579   22,517,012            1.3%
     UnitedHealth Group, Inc...........   108,703    6,514,571            0.4%
     Other Securities..................            122,303,120            6.7%
                                                  ------------           -----
 Total Health Care.....................            223,411,372           12.5%
                                                  ------------           -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (9.5%)
#     3M Co......................................     70,092 $    7,339,333            0.4%
      Boeing Co. (The)...........................     76,270      6,971,841            0.4%
      General Electric Co........................  1,121,832     25,005,635            1.4%
      Union Pacific Corp.........................     50,016      7,400,367            0.4%
#     United Parcel Service, Inc. Class B........     77,829      6,680,841            0.4%
#     United Technologies Corp...................     93,458      8,531,781            0.5%
      Other Securities...........................               138,313,553            7.7%
                                                             --------------          ------
Total Industrials................................               200,243,351           11.2%
                                                             --------------          ------
Information Technology -- (15.0%)
      Apple, Inc.................................     95,889     42,454,855            2.4%
      Cisco Systems, Inc.........................    571,426     11,954,232            0.7%
*     Google, Inc. Class A.......................     29,051     23,954,583            1.4%
#     Intel Corp.................................    512,408     12,272,172            0.7%
#     International Business Machines Corp.......    113,565     23,001,455            1.3%
#     Microsoft Corp.............................    793,236     26,256,112            1.5%
      Oracle Corp................................    406,316     13,319,038            0.8%
      QUALCOMM, Inc..............................    184,109     11,344,797            0.7%
      Visa, Inc. Class A.........................     56,980      9,598,851            0.6%
      Other Securities...........................               141,632,501            7.6%
                                                             --------------          ------
Total Information Technology.....................               315,788,596           17.7%
                                                             --------------          ------
Materials -- (3.3%)
      Other Securities...........................                69,730,784            3.9%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                         6            0.0%
                                                             --------------          ------

Telecommunication Services -- (2.3%)
#     AT&T, Inc..................................    581,561     21,785,275            1.2%
#     Verizon Communications, Inc................    306,241     16,509,452            0.9%
      Other Securities...........................                11,142,464            0.7%
                                                             --------------          ------
Total Telecommunication Services.................                49,437,191            2.8%
                                                             --------------          ------
Utilities -- (3.2%)
      Other Securities...........................                67,456,400            3.8%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             1,776,176,432           99.5%
                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                     3,950            0.0%
                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves.  6,943,118      6,943,118            0.4%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------                         -
                                                    (000)
SECURITIES LENDING COLLATERAL -- (15.4%)
(S)@  DFA Short Term Investment Fund............. 28,051,658    324,557,688           18.2%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,338,761,445)........................              $2,107,681,188          118.1%
                                                             ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  233,553,451           --   --    $  233,553,451
  Consumer Staples............    181,683,898           --   --       181,683,898
  Energy......................    182,359,232           --   --       182,359,232
  Financials..................    252,511,997 $        154   --       252,512,151
  Health Care.................    223,409,228        2,144   --       223,411,372
  Industrials.................    200,243,351           --   --       200,243,351
  Information Technology......    315,788,596           --   --       315,788,596
  Materials...................     69,730,784           --   --        69,730,784
  Other.......................             --            6   --                 6
  Telecommunication Services..     49,437,191           --   --        49,437,191
  Utilities...................     67,456,400           --   --        67,456,400
Rights/Warrants...............             --        3,950   --             3,950
Temporary Cash Investments....      6,943,118           --   --         6,943,118
Securities Lending Collateral.             --  324,557,688   --       324,557,688
                               -------------- ------------   --    --------------
TOTAL......................... $1,783,117,246 $324,563,942   --    $2,107,681,188
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (16.0%)
#*  Cabela's, Inc..........................   228,775 $ 14,687,355            0.5%
    Dillard's, Inc. Class A................   350,067   28,849,021            1.1%
#   GameStop Corp. Class A.................   431,501   15,059,385            0.6%
#*  Iconix Brand Group, Inc................   357,800   10,250,970            0.4%
#   Lennar Corp. Class A...................   325,800   13,429,476            0.5%
*   Mohawk Industries, Inc.................   190,548   21,127,962            0.8%
#   Whirlpool Corp.........................    89,628   10,242,688            0.4%
    Other Securities.......................            379,358,335           13.7%
                                                      ------------           -----
Total Consumer Discretionary...............            493,005,192           18.0%
                                                      ------------           -----
Consumer Staples -- (3.9%)
*   Constellation Brands, Inc. Class A.....   317,371   15,662,259            0.6%
#*  Hain Celestial Group, Inc. (The).......   151,530    9,887,332            0.4%
*   Smithfield Foods, Inc..................   404,799   10,362,854            0.4%
    Other Securities.......................             84,286,333            3.0%
                                                      ------------           -----
Total Consumer Staples.....................            120,198,778            4.4%
                                                      ------------           -----
Energy -- (7.4%)
#   Bristow Group, Inc.....................   174,043   10,999,518            0.4%
*   Helix Energy Solutions Group, Inc......   562,740   12,965,530            0.5%
#   HollyFrontier Corp.....................   209,593   10,364,374            0.4%
#   Patterson-UTI Energy, Inc..............   473,266    9,981,180            0.4%
*   Plains Exploration & Production Co.....   372,716   16,846,763            0.6%
*   Rowan Cos. P.L.C. Class A..............   328,885   10,698,629            0.4%
    Tesoro Corp............................   419,582   22,405,679            0.8%
#   Western Refining, Inc..................   378,467   11,698,415            0.4%
    Other Securities.......................            123,922,171            4.5%
                                                      ------------           -----
Total Energy...............................            229,882,259            8.4%
                                                      ------------           -----
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   155,508   14,121,682            0.5%
*   American Capital, Ltd.................. 1,164,025   17,611,698            0.7%
    American Financial Group, Inc..........   370,385   17,878,484            0.7%
#   Aspen Insurance Holdings, Ltd..........   254,728    9,728,062            0.4%
    Assurant, Inc..........................   331,133   15,742,063            0.6%
    Axis Capital Holdings, Ltd.............   288,525   12,876,871            0.5%
    CNO Financial Group, Inc............... 1,264,042   14,308,955            0.5%
    Everest Re Group, Ltd..................   104,016   14,041,120            0.5%
#   Legg Mason, Inc........................   349,011   11,119,490            0.4%
    NASDAQ OMX Group, Inc. (The)...........   406,131   11,972,742            0.4%
#   PartnerRe, Ltd.........................   163,753   15,448,458            0.6%
    Platinum Underwriters Holdings, Ltd....   177,200   10,056,100            0.4%
#   Protective Life Corp...................   263,755   10,038,515            0.4%
    Reinsurance Group of America, Inc......   235,808   14,749,790            0.5%
    Other Securities.......................            522,776,832           18.9%
                                                      ------------           -----
Total Financials...........................            712,470,862           26.0%
                                                      ------------           -----
Health Care -- (5.5%)
    Community Health Systems, Inc..........   220,160   10,032,691            0.4%
    Coventry Health Care, Inc..............   383,447   18,999,799            0.7%
*   LifePoint Hospitals, Inc...............   217,915   10,459,920            0.4%
#   Omnicare, Inc..........................   312,425   13,674,842            0.5%
    Other Securities.......................            117,672,922            4.2%
                                                      ------------           -----
Total Health Care..........................            170,840,174            6.2%
                                                      ------------           -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (13.6%)
      AMERCO.....................................     88,302 $   14,190,131            0.5%
#*    Avis Budget Group, Inc.....................    549,560     15,849,310            0.6%
#     GATX Corp..................................    210,036     10,701,334            0.4%
#*    Owens Corning..............................    367,806     15,469,920            0.6%
      Ryder System, Inc..........................    233,530     13,561,087            0.5%
#     Trinity Industries, Inc....................    277,414     11,709,645            0.4%
      Other Securities...........................               338,153,117           12.3%
                                                             --------------          ------
Total Industrials................................               419,634,544           15.3%
                                                             --------------          ------
Information Technology -- (10.1%)
#*    Arrow Electronics, Inc.....................    351,633     13,794,563            0.5%
*     Ingram Micro, Inc. Class A.................    553,452      9,856,980            0.4%
      Other Securities...........................               288,986,964           10.5%
                                                             --------------          ------
Total Information Technology.....................               312,638,507           11.4%
                                                             --------------          ------
Materials -- (8.0%)
#     Ashland, Inc...............................    200,935     17,121,671            0.6%
*     Louisiana-Pacific Corp.....................    670,853     12,155,856            0.4%
      MeadWestvaco Corp..........................    386,074     13,311,832            0.5%
      Reliance Steel & Aluminum Co...............    200,657     13,056,751            0.5%
      Rock Tenn Co. Class A......................    149,967     15,017,695            0.6%
      Westlake Chemical Corp.....................    142,636     11,858,757            0.4%
      Other Securities...........................               164,188,115            6.0%
                                                             --------------          ------
Total Materials..................................               246,710,677            9.0%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                       294            0.0%
                                                             --------------          ------

Telecommunication Services -- (0.5%)
      Other Securities...........................                15,783,113            0.5%
                                                             --------------          ------
Utilities -- (0.2%)
      Other Securities...........................                 7,807,291            0.3%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             2,728,971,691           99.5%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    35,321            0.0%
                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves. 11,405,446     11,405,446            0.4%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)

SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@  DFA Short Term Investment Fund............. 30,248,649    349,976,868           12.8%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)....................
  (Cost $2,186,611,223)........................              $3,090,389,326          112.7%
                                                             ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  493,005,192           --   --    $  493,005,192
  Consumer Staples............    120,198,778           --   --       120,198,778
  Energy......................    229,882,259           --   --       229,882,259
  Financials..................    712,444,347 $     26,515   --       712,470,862
  Health Care.................    170,681,090      159,084   --       170,840,174
  Industrials.................    419,507,441      127,103   --       419,634,544
  Information Technology......    312,638,507           --   --       312,638,507
  Materials...................    246,710,677           --   --       246,710,677
  Other.......................             --          294   --               294
  Telecommunication Services..     15,783,113           --   --        15,783,113
  Utilities...................      7,807,291           --   --         7,807,291
Rights/Warrants...............             --       35,321   --            35,321
Temporary Cash Investments....     11,405,446           --   --        11,405,446
Securities Lending Collateral.             --  349,976,868   --       349,976,868
                               -------------- ------------   --    --------------
TOTAL......................... $2,740,064,141 $350,325,185   --    $3,090,389,326
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                          Shares     Value+    of Net Assets**
                                          ------     ------    ---------------
  COMMON STOCKS -- (85.8%)
  Consumer Discretionary -- (15.1%)
  *   Cabela's, Inc......................  79,425 $  5,099,085            0.3%
  *   Conn's, Inc........................  78,720    3,409,363            0.2%
      Dillard's, Inc. Class A............  51,751    4,264,800            0.3%
      Domino's Pizza, Inc................  54,821    3,026,119            0.2%
  *   Iconix Brand Group, Inc............ 102,033    2,923,245            0.2%
  *   Steven Madden, Ltd.................  55,010    2,675,136            0.2%
      Other Securities...................          250,832,818           16.1%
                                                  ------------           -----
  Total Consumer Discretionary...........          272,230,566           17.5%
                                                  ------------           -----
  Consumer Staples -- (3.9%)
  #*  Dean Foods Co...................... 154,791    2,962,700            0.2%
  #*  Hain Celestial Group, Inc. (The)...  53,402    3,484,480            0.2%
  *   Prestige Brands Holdings, Inc...... 110,081    2,966,683            0.2%
      Other Securities...................           61,245,400            4.0%
                                                  ------------           -----
  Total Consumer Staples.................           70,659,263            4.6%
                                                  ------------           -----
  Energy -- (4.6%)
      Bristow Group, Inc.................  45,458    2,872,946            0.2%
      Delek US Holdings, Inc.............  73,167    2,640,597            0.2%
  *   Helix Energy Solutions Group, Inc.. 116,043    2,673,631            0.2%
  #   Western Refining, Inc.............. 194,387    6,008,502            0.4%
      Other Securities...................           67,899,389            4.3%
                                                  ------------           -----
  Total Energy...........................           82,095,065            5.3%
                                                  ------------           -----
  Financials -- (16.8%)
      CapitalSource, Inc................. 302,900    2,710,955            0.2%
      Cathay General Bancorp............. 154,992    3,054,892            0.2%
      CNO Financial Group, Inc........... 336,171    3,805,456            0.3%
      First American Financial Corp...... 131,159    3,511,126            0.2%
      Geo Group, Inc. (The).............. 107,331    4,019,546            0.3%
  *   Ocwen Financial Corp...............  87,991    3,218,711            0.2%
      Primerica, Inc.....................  80,041    2,718,192            0.2%
  #   Radian Group, Inc.................. 324,032    3,872,182            0.3%
      Susquehanna Bancshares, Inc........ 234,498    2,736,592            0.2%
      Other Securities...................          273,737,646           17.4%
                                                  ------------           -----
  Total Financials.......................          303,385,298           19.5%
                                                  ------------           -----
  Health Care -- (8.2%)
  #*  Ariad Pharmaceuticals, Inc......... 181,100    3,236,257            0.2%
  #*  Jazz Pharmaceuticals P.L.C.........  43,942    2,564,016            0.2%
  *   Medicines Co. (The)................  98,973    3,341,328            0.2%
  *   Medidata Solutions, Inc............  49,170    3,262,921            0.2%
  #*  PAREXEL International Corp.........  70,045    2,868,343            0.2%
  *   ViroPharma, Inc.................... 115,735    3,153,779            0.2%
      Other Securities...................          128,646,400            8.3%
                                                  ------------           -----
  Total Health Care......................          147,073,044            9.5%
                                                  ------------           -----
  Industrials -- (15.1%)
  #*  Alaska Air Group, Inc..............  44,432    2,738,788            0.2%
      AMERCO.............................  25,259    4,059,121            0.3%
  *   Avis Budget Group, Inc............. 130,275    3,757,131            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (Continued)
#*    Chart Industries, Inc......................     32,460 $    2,752,933            0.2%
*     EnerSys, Inc...............................     63,999      2,933,714            0.2%
      Triumph Group, Inc.........................     46,890      3,746,511            0.2%
#*    United Rentals, Inc........................     53,799      2,830,365            0.2%
      Other Securities...........................               250,079,117           16.0%
                                                             --------------          ------
Total Industrials................................               272,897,680           17.5%
                                                             --------------          ------
Information Technology -- (14.2%)
#*    3D Systems Corp............................    118,222      4,520,809            0.3%
      AOL, Inc...................................     69,740      2,694,754            0.2%
*     ARRIS Group, Inc...........................    170,706      2,818,356            0.2%
      Convergys Corp.............................    170,395      2,900,123            0.2%
#*    CoStar Group, Inc..........................     31,675      3,433,887            0.2%
#*    Cymer, Inc.................................     34,206      3,583,421            0.2%
#     FEI Co.....................................     43,300      2,766,004            0.2%
      MAXIMUS, Inc...............................     32,282      2,572,553            0.2%
      Mentor Graphics Corp.......................    201,941      3,687,443            0.2%
*     ValueClick, Inc............................     93,902      2,897,816            0.2%
      Other Securities...........................               225,155,293           14.4%
                                                             --------------          ------
Total Information Technology.....................               257,030,459           16.5%
                                                             --------------          ------
Materials -- (5.0%)
      Buckeye Technologies, Inc..................     76,189      2,863,945            0.2%
#     Eagle Materials, Inc.......................     49,700      3,367,175            0.2%
*     Louisiana-Pacific Corp.....................    183,497      3,324,966            0.2%
#*    Texas Industries, Inc......................     44,165      2,812,427            0.2%
      Worthington Industries, Inc................     82,330      2,649,379            0.2%
      Other Securities...........................                75,491,256            4.8%
                                                             --------------          ------
Total Materials..................................                90,509,148            5.8%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                       312            0.0%
                                                             --------------          ------

Telecommunication Services -- (0.6%)
      Other Securities...........................                10,603,257            0.7%
                                                             --------------          ------
Utilities -- (2.3%)
      Other Securities...........................                42,313,318            2.7%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             1,548,797,410           99.6%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    16,067            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves.  7,817,192      7,817,192            0.5%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)

SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@  DFA Short Term Investment Fund............. 21,551,153    249,346,844           16.0%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,217,348,656)...................................   $1,805,977,513          116.1%
                                                             ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  272,230,566           --   --    $  272,230,566
  Consumer Staples............     70,659,263           --   --        70,659,263
  Energy......................     82,095,065           --   --        82,095,065
  Financials..................    303,376,506 $      8,792   --       303,385,298
  Health Care.................    147,015,641       57,403   --       147,073,044
  Industrials.................    272,882,061       15,619   --       272,897,680
  Information Technology......    257,030,459           --   --       257,030,459
  Materials...................     90,509,148           --   --        90,509,148
  Other.......................             --          312   --               312
  Telecommunication Services..     10,603,257           --   --        10,603,257
  Utilities...................     42,313,318           --   --        42,313,318
Rights/Warrants...............             --       16,067   --            16,067
Temporary Cash Investments....      7,817,192           --   --         7,817,192
Securities Lending Collateral.             --  249,346,844   --       249,346,844
                               -------------- ------------   --    --------------
TOTAL......................... $1,556,532,476 $249,445,037   --    $1,805,977,513
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                       Percentage
                                               Shares      Value+    of Net Assets**
                                               ------      ------    ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (13.3%)
    CBS Corp. Class B........................   191,185 $  8,752,449            0.3%
    Comcast Corp. Class A....................   456,217   18,841,762            0.6%
    Home Depot, Inc. (The)...................   144,802   10,621,227            0.3%
    Lowe's Cos., Inc.........................   255,861    9,830,180            0.3%
    News Corp. Class A.......................   376,280   11,653,392            0.3%
    Time Warner Cable, Inc...................    88,298    8,290,299            0.3%
    Time Warner, Inc.........................   214,866   12,844,689            0.4%
    Walt Disney Co. (The)....................   365,590   22,973,676            0.7%
    Other Securities.........................            406,060,560           11.4%
                                                        ------------           -----
Total Consumer Discretionary.................            509,868,234           14.6%
                                                        ------------           -----
Consumer Staples -- (5.8%)
    Coca-Cola Co. (The)......................   172,706    7,310,645            0.2%
    CVS Caremark Corp........................   278,252   16,188,701            0.5%
    Mondelez International, Inc. Class A.....   366,422   11,523,972            0.3%
    Procter & Gamble Co. (The)...............   274,994   21,111,289            0.6%
    Wal-Mart Stores, Inc.....................   177,333   13,782,321            0.4%
#   Walgreen Co..............................   179,862    8,904,968            0.3%
    Other Securities.........................            143,600,985            4.1%
                                                        ------------           -----
Total Consumer Staples.......................            222,422,881            6.4%
                                                        ------------           -----
Energy -- (10.4%)
    Anadarko Petroleum Corp..................   111,460    9,447,350            0.3%
    Chevron Corp.............................   436,827   53,297,262            1.5%
    ConocoPhillips...........................   271,234   16,396,095            0.5%
    Exxon Mobil Corp.........................   787,402   70,070,904            2.0%
    Occidental Petroleum Corp................   157,057   14,018,908            0.4%
    Phillips 66..............................   135,617    8,265,856            0.2%
    Schlumberger, Ltd........................   125,663    9,353,097            0.3%
    Other Securities.........................            219,965,808            6.3%
                                                        ------------           -----
Total Energy.................................            400,815,280           11.5%
                                                        ------------           -----
Financials -- (17.9%)
*   American International Group, Inc........   275,721   11,420,364            0.3%
    Bank of America Corp..................... 2,341,535   28,824,296            0.8%
*   Berkshire Hathaway, Inc. Class B.........   103,179   10,969,991            0.3%
#   BlackRock, Inc...........................    30,175    8,041,637            0.2%
    Citigroup, Inc...........................   664,513   31,006,177            0.9%
    Goldman Sachs Group, Inc. (The)..........    88,839   12,976,713            0.4%
    JPMorgan Chase & Co......................   849,900   41,653,599            1.2%
    MetLife, Inc.............................   216,234    8,430,964            0.3%
    PNC Financial Services Group, Inc. (The).   115,488    7,839,325            0.2%
    Travelers Cos., Inc. (The)...............   100,570    8,589,684            0.3%
    U.S. Bancorp.............................   351,609   11,701,548            0.3%
    Wells Fargo & Co......................... 1,107,465   42,061,521            1.2%
    Other Securities.........................            465,164,448           13.4%
                                                        ------------           -----
Total Financials.............................            688,680,267           19.8%
                                                        ------------           -----
Health Care -- (9.7%)
    Amgen, Inc...............................    85,813    8,942,573            0.3%
    Johnson & Johnson........................   181,710   15,487,143            0.5%
    Merck & Co., Inc.........................   589,040   27,684,880            0.8%
    Pfizer, Inc.............................. 1,615,197   46,953,777            1.4%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Health Care -- (Continued)
      UnitedHealth Group, Inc....................    192,286 $   11,523,700            0.3%
      Other Securities...........................               262,279,996            7.4%
                                                             --------------          ------
Total Health Care................................               372,872,069           10.7%
                                                             --------------          ------
Industrials -- (12.1%)
      General Electric Co........................  2,340,656     52,173,222            1.5%
      Union Pacific Corp.........................    104,921     15,524,111            0.5%
      Other Securities...........................               399,020,723           11.4%
                                                             --------------          ------
Total Industrials................................               466,718,056           13.4%
                                                             --------------          ------
Information Technology -- (11.5%)
      Apple, Inc.................................     43,170     19,113,517            0.6%
      Cisco Systems, Inc.........................    637,749     13,341,709            0.4%
*     Google, Inc. Class A.......................     11,628      9,588,100            0.3%
#     Intel Corp.................................    631,888     15,133,718            0.4%
      International Business Machines Corp.......     45,323      9,179,720            0.3%
      Microsoft Corp.............................    327,024     10,824,494            0.3%
      Visa, Inc. Class A.........................     97,604     16,442,370            0.5%
      Other Securities...........................               350,627,251            9.9%
                                                             --------------          ------
Total Information Technology.....................               444,250,879           12.7%
                                                             --------------          ------
Materials -- (4.5%)
      Dow Chemical Co. (The).....................    264,593      8,972,349            0.3%
      Other Securities...........................               165,168,079            4.7%
                                                             --------------          ------
Total Materials..................................               174,140,428            5.0%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (2.8%)
      AT&T, Inc..................................  1,265,775     47,415,932            1.4%
      Verizon Communications, Inc................    630,811     34,007,021            1.0%
      Other Securities...........................                25,576,868            0.7%
                                                             --------------          ------
Total Telecommunication Services.................               106,999,821            3.1%
                                                             --------------          ------
Utilities -- (2.1%)
      Other Securities...........................                82,248,773            2.4%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             3,469,016,688           99.6%
                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                     5,336            0.0%
                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves. 15,849,458     15,849,458            0.5%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------         -               -
                                                    (000)
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund............. 31,522,786    364,718,630           10.4%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,705,754,706)........................              $3,849,590,112          110.5%
                                                             ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  509,868,234           --   --    $  509,868,234
  Consumer Staples............    222,422,881           --   --       222,422,881
  Energy......................    400,815,280           --   --       400,815,280
  Financials..................    688,679,341 $        926   --       688,680,267
  Health Care.................    372,858,373       13,696   --       372,872,069
  Industrials.................    466,703,246       14,810   --       466,718,056
  Information Technology......    444,250,879           --   --       444,250,879
  Materials...................    174,140,428           --   --       174,140,428
  Other.......................             --           --   --                --
  Telecommunication Services..    106,999,821           --   --       106,999,821
  Utilities...................     82,248,773           --   --        82,248,773
Rights/Warrants...............             --        5,336   --             5,336
Temporary Cash Investments....     15,849,458           --   --        15,849,458
Securities Lending Collateral.             --  364,718,630   --       364,718,630
                               -------------- ------------   --    --------------
TOTAL......................... $3,484,836,714 $364,753,398   --    $3,849,590,112
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (96.5%)
  AUSTRALIA -- (5.8%)
      Suncorp Group, Ltd............... 1,046,263 $ 14,091,374            0.6%
      Wesfarmers, Ltd..................   941,613   42,361,574            1.8%
      Other Securities.................             83,432,785            3.6%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            139,885,733            6.0%
                                                  ------------            ----
  AUSTRIA -- (0.2%)
      Other Securities.................              5,750,270            0.3%
                                                  ------------            ----
  BELGIUM -- (1.3%)
      Other Securities.................             30,579,415            1.3%
                                                  ------------            ----
  CANADA -- (9.6%)
      Canadian Natural Resources, Ltd..   440,539   12,921,661            0.6%
      Magna International, Inc.........   204,038   12,273,267            0.5%
      Manulife Financial Corp.......... 1,391,180   20,561,487            0.9%
      Sun Life Financial, Inc..........   494,520   13,950,329            0.6%
      Suncor Energy, Inc............... 1,078,999   33,640,735            1.4%
      Other Securities.................            138,675,895            5.9%
                                                  ------------            ----
  TOTAL CANADA.........................            232,023,374            9.9%
                                                  ------------            ----
  DENMARK -- (1.3%)
      Other Securities.................             31,111,483            1.3%
                                                  ------------            ----
  FINLAND -- (0.7%)
      Other Securities.................             16,322,634            0.7%
                                                  ------------            ----
  FRANCE -- (9.4%)
      AXA SA...........................   987,329   18,489,342            0.8%
      BNP Paribas SA...................   626,133   34,911,859            1.5%
      France Telecom SA................ 1,431,646   15,289,091            0.6%
      GDF Suez......................... 1,001,804   21,478,974            0.9%
  *   Societe Generale SA..............   577,609   20,982,789            0.9%
      Vivendi SA....................... 1,017,849   23,056,201            1.0%
      Other Securities.................             91,697,889            3.9%
                                                  ------------            ----
  TOTAL FRANCE.........................            225,906,145            9.6%
                                                  ------------            ----
  GERMANY -- (8.1%)
      Allianz SE.......................   122,653   18,142,896            0.8%
      Bayerische Motoren Werke AG......   178,398   16,496,480            0.7%
      Daimler AG.......................   598,597   33,189,239            1.4%
      Deutsche Bank AG (5750355).......   280,167   12,896,938            0.6%
      Deutsche Bank AG (D18190898).....   312,446   14,388,138            0.6%
  #   E.ON SE..........................   993,327   18,039,358            0.8%
      Muenchener Rueckversicherungs AG.   110,067   22,047,113            0.9%
      Other Securities.................             59,501,711            2.5%
                                                  ------------            ----
  TOTAL GERMANY........................            194,701,873            8.3%
                                                  ------------            ----
  GREECE -- (0.0%)
      Other Securities.................                743,041            0.0%
                                                  ------------            ----
  HONG KONG -- (2.4%)
      Hutchison Whampoa, Ltd........... 1,722,000   18,700,674            0.8%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                              Shares     Value++    of Net Assets**
                                              ------     -------    ---------------
HONG KONG -- (Continued)
    Other Securities........................           $ 38,557,784            1.6%
                                                       ------------           -----
TOTAL HONG KONG.............................             57,258,458            2.4%
                                                       ------------           -----
IRELAND -- (0.0%)
    Other Securities........................              1,030,177            0.0%
                                                       ------------           -----
ISRAEL -- (0.3%)
    Other Securities........................              8,263,044            0.4%
                                                       ------------           -----
ITALY -- (1.6%)
*   UniCredit SpA........................... 2,940,970   15,371,385            0.6%
    Other Securities........................             23,050,843            1.0%
                                                       ------------           -----
TOTAL ITALY.................................             38,422,228            1.6%
                                                       ------------           -----
JAPAN -- (19.4%)
    Mitsubishi Corp.........................   899,600   16,194,831            0.7%
    Mitsubishi UFJ Financial Group, Inc..... 7,531,834   51,102,284            2.2%
    Mitsui & Co., Ltd....................... 1,037,800   14,297,416            0.6%
    Nomura Holdings, Inc.................... 2,246,300   18,358,344            0.8%
    Sumitomo Mitsui Financial Group, Inc....   509,427   24,079,251            1.0%
    Other Securities........................            344,856,323           14.7%
                                                       ------------           -----
TOTAL JAPAN.................................            468,888,449           20.0%
                                                       ------------           -----
NETHERLANDS -- (2.7%)
*   ING Groep NV............................ 1,578,512   13,003,529            0.6%
    Other Securities........................             52,817,849            2.2%
                                                       ------------           -----
TOTAL NETHERLANDS...........................             65,821,378            2.8%
                                                       ------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities........................              1,682,255            0.1%
                                                       ------------           -----
NORWAY -- (1.0%)
    Other Securities........................             23,558,462            1.0%
                                                       ------------           -----
PORTUGAL -- (0.1%)
    Other Securities........................              1,861,666            0.1%
                                                       ------------           -----
SINGAPORE -- (1.2%)
    Other Securities........................             28,421,941            1.2%
                                                       ------------           -----
SPAIN -- (2.0%)
    Banco Santander SA...................... 1,967,380   14,207,526            0.6%
    Iberdrola SA............................ 2,826,283   15,195,698            0.7%
    Other Securities........................             17,940,707            0.7%
                                                       ------------           -----
TOTAL SPAIN.................................             47,343,931            2.0%
                                                       ------------           -----
SWEDEN -- (3.3%)
    Nordea Bank AB.......................... 1,822,627   21,931,709            0.9%
    Svenska Cellulosa AB Class B............   489,187   12,742,747            0.6%
    Telefonaktiebolaget LM Ericsson Class B. 1,777,471   22,105,291            1.0%
    Other Securities........................             22,201,485            0.9%
                                                       ------------           -----
TOTAL SWEDEN................................             78,981,232            3.4%
                                                       ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                           Percentage
                                                                        Shares            Value++        of Net Assets**
                                                                        ------            -------        ---------------
SWITZERLAND -- (6.8%)
      Credit Suisse Group AG.........................................      767,920    $    21,325,930               0.9%
      Holcim, Ltd....................................................      241,079         18,805,365               0.8%
      Novartis AG ADR................................................      189,650         13,988,584               0.6%
      Swiss Re AG....................................................      325,311         25,888,766               1.1%
      UBS AG.........................................................    1,624,722         28,982,460               1.2%
      Zurich Insurance Group AG......................................       60,353         16,865,140               0.7%
      Other Securities...............................................                      39,369,215               1.7%
                                                                                      ---------------            -------
TOTAL SWITZERLAND....................................................                     165,225,460               7.0%
                                                                                      ---------------            -------

UNITED KINGDOM -- (19.2%)
      Anglo American P.L.C...........................................      495,168         12,107,229               0.5%
      Barclays P.L.C.................................................    3,459,983         15,440,090               0.7%
      Barclays P.L.C. Sponsored ADR..................................    1,460,674         26,262,919               1.1%
      BP P.L.C. Sponsored ADR........................................    1,841,468         80,288,004               3.4%
      HSBC Holdings P.L.C............................................    1,224,785         13,413,830               0.6%
      HSBC Holdings P.L.C. Sponsored ADR.............................      359,958         19,747,296               0.8%
*     Lloyds Banking Group P.L.C.....................................   30,279,179         25,721,945               1.1%
      Royal Dutch Shell P.L.C. ADR...................................      943,951         65,878,340               2.8%
      Vodafone Group P.L.C...........................................   14,789,930         45,128,435               1.9%
      Vodafone Group P.L.C. Sponsored ADR............................    1,661,870         50,836,603               2.2%
      Xstrata P.L.C..................................................    1,511,218         22,741,513               1.0%
      Other Securities...............................................                      86,051,977               3.6%
                                                                                      ---------------            -------
TOTAL UNITED KINGDOM.................................................                     463,618,181              19.7%
                                                                                      ---------------            -------
TOTAL COMMON STOCKS..................................................                   2,327,400,830              99.1%
                                                                                      ---------------            -------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...............................................                       3,631,943               0.2%
                                                                                      ---------------            -------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...............................................                         416,421               0.0%
                                                                                      ---------------            -------

                                                                        Shares/
                                                                         Face
                                                                        Amount            Value+
                                                                        -------           ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.................................    6,914,434         80,000,000               3.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $661,088 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $675,659) to be repurchased at
       $662,414...................................................... $        662            662,411               0.0%
                                                                                      ---------------            -------
TOTAL SECURITIES LENDING COLLATERAL..................................                      80,662,411               3.4%
                                                                                      ---------------            -------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,264,790,662)............................................                   $ 2,412,111,605             102.7%
                                                                                      ===============            =======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $    230,568 $  139,655,165   --    $  139,885,733
  Austria.....................           --      5,750,270   --         5,750,270
  Belgium.....................      662,606     29,916,809   --        30,579,415
  Canada......................  232,023,374             --   --       232,023,374
  Denmark.....................           --     31,111,483   --        31,111,483
  Finland.....................           --     16,322,634   --        16,322,634
  France......................    7,974,653    217,931,492   --       225,906,145
  Germany.....................   33,065,281    161,636,592   --       194,701,873
  Greece......................           --        743,041   --           743,041
  Hong Kong...................           --     57,258,458   --        57,258,458
  Ireland.....................      539,987        490,190   --         1,030,177
  Israel......................      505,873      7,757,171   --         8,263,044
  Italy.......................    1,720,542     36,701,686   --        38,422,228
  Japan.......................   36,082,531    432,805,918   --       468,888,449
  Netherlands.................    1,706,120     64,115,258   --        65,821,378
  New Zealand.................           --      1,682,255   --         1,682,255
  Norway......................           --     23,558,462   --        23,558,462
  Portugal....................           --      1,861,666   --         1,861,666
  Singapore...................           --     28,421,941   --        28,421,941
  Spain.......................      409,719     46,934,212   --        47,343,931
  Sweden......................    1,665,998     77,315,234   --        78,981,232
  Switzerland.................   21,724,409    143,501,051   --       165,225,460
  United Kingdom..............  259,659,297    203,958,884   --       463,618,181
Preferred Stocks..............
  Germany.....................           --      3,631,943   --         3,631,943
Rights/Warrants...............
  Spain.......................           --        416,421   --           416,421
Securities Lending Collateral.           --     80,662,411   --        80,662,411
                               ------------ --------------   --    --------------
TOTAL......................... $597,970,958 $1,814,140,647   --    $2,412,111,605
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++    of Net Assets**
                                                          ------     -------    ---------------
COMMON STOCKS -- (95.5%)
AUSTRALIA -- (5.2%)
    Australia & New Zealand Banking Group, Ltd..........   134,758 $  4,453,377            0.3%
    Commonwealth Bank of Australia......................    51,776    3,946,411            0.3%
    National Australia Bank, Ltd........................   139,628    4,927,177            0.3%
    Wesfarmers, Ltd.....................................    69,797    3,140,049            0.2%
    Westpac Banking Corp................................   152,447    5,347,845            0.4%
    Other Securities....................................             60,691,191            3.9%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................             82,506,050            5.4%
                                                                   ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................              5,655,039            0.4%
                                                                   ------------            ----

BELGIUM -- (0.9%)
    Other Securities....................................             14,084,629            0.9%
                                                                   ------------            ----

BRAZIL -- (2.4%)
    Banco Bradesco SA ADR...............................   151,693    2,516,592            0.2%
    Petroleo Brasileiro SA Sponsored ADR................   126,710    2,530,399            0.2%
    Other Securities....................................             32,834,058            2.1%
                                                                   ------------            ----
TOTAL BRAZIL............................................             37,881,049            2.5%
                                                                   ------------            ----

CANADA -- (6.8%)
    Bank of Montreal....................................    41,930    2,629,963            0.2%
    Royal Bank of Canada................................    55,774    3,364,875            0.2%
    Suncor Energy, Inc..................................    99,388    3,098,692            0.2%
    Toronto-Dominion Bank (The).........................    55,000    4,508,859            0.3%
    Other Securities....................................             93,422,769            6.1%
                                                                   ------------            ----
TOTAL CANADA............................................            107,025,158            7.0%
                                                                   ------------            ----

CHILE -- (0.4%)
    Other Securities....................................              6,921,434            0.5%
                                                                   ------------            ----

CHINA -- (4.6%)
    Bank of China, Ltd. Class H......................... 5,459,800    2,558,103            0.2%
    China Construction Bank Corp. Class H............... 4,842,200    4,064,109            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,661,460    3,285,885            0.2%
    Other Securities....................................             62,712,707            4.1%
                                                                   ------------            ----
TOTAL CHINA.............................................             72,620,804            4.8%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              1,293,069            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................              1,162,647            0.1%
                                                                   ------------            ----

DENMARK -- (0.8%)
    Other Securities....................................             12,443,534            0.8%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 80,820            0.0%
                                                                   ------------            ----

FINLAND -- (1.0%)
    Other Securities....................................             15,851,951            1.0%
                                                                   ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
FRANCE -- (5.1%)
    BNP Paribas SA...........................    65,535 $  3,654,094            0.3%
    Sanofi...................................    41,470    4,483,551            0.3%
*   Societe Generale SA......................    80,296    2,916,911            0.2%
    Total SA Sponsored ADR...................    85,482    4,294,616            0.3%
    Other Securities.........................             65,023,807            4.2%
                                                        ------------           -----
TOTAL FRANCE.................................             80,372,979            5.3%
                                                        ------------           -----
GERMANY -- (4.2%)
    Allianz SE...............................    28,438    4,206,564            0.3%
    Daimler AG...............................    65,320    3,621,670            0.3%
    Deutsche Bank AG.........................    62,471    2,876,790            0.2%
    Muenchener Rueckversicherungs AG.........    13,745    2,753,210            0.2%
    Siemens AG Sponsored ADR.................    26,107    2,728,443            0.2%
    Other Securities.........................             49,731,106            3.1%
                                                        ------------           -----
TOTAL GERMANY................................             65,917,783            4.3%
                                                        ------------           -----
GREECE -- (0.2%)
    Other Securities.........................              2,752,325            0.2%
                                                        ------------           -----

HONG KONG -- (1.9%)
    Other Securities.........................             30,363,674            2.0%
                                                        ------------           -----
HUNGARY -- (0.1%)
    Other Securities.........................              1,140,623            0.1%
                                                        ------------           -----
INDIA -- (1.7%)
    Other Securities.........................             26,490,651            1.7%
                                                        ------------           -----

INDONESIA -- (0.9%)
    Other Securities.........................             13,959,129            0.9%
                                                        ------------           -----
IRELAND -- (0.4%)
    Other Securities.........................              6,750,836            0.4%
                                                        ------------           -----
ISRAEL -- (0.5%)
    Other Securities.........................              7,376,768            0.5%
                                                        ------------           -----
ITALY -- (1.5%)
    Other Securities.........................             23,930,514            1.6%
                                                        ------------           -----
JAPAN -- (15.7%)
    Mitsubishi UFJ Financial Group, Inc......   490,600    3,328,642            0.2%
    Mitsubishi UFJ Financial Group, Inc. ADR.   441,377    2,992,536            0.2%
    Mizuho Financial Group, Inc.............. 1,487,255    3,272,640            0.2%
    Sumitomo Mitsui Financial Group, Inc.....    91,183    4,309,976            0.3%
    Toyota Motor Corp. Sponsored ADR.........    50,053    5,821,164            0.4%
    Other Securities.........................            227,718,674           15.0%
                                                        ------------           -----
TOTAL JAPAN..................................            247,443,632           16.3%
                                                        ------------           -----
MALAYSIA -- (0.9%)
    Other Securities.........................             13,599,698            0.9%
                                                        ------------           -----
MEXICO -- (1.5%)
    Other Securities.........................             23,251,514            1.5%
                                                        ------------           -----
NETHERLANDS -- (1.7%)
    Other Securities.........................             26,463,948            1.7%
                                                        ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Percentage
                                           Shares    Value++   of Net Assets**
                                           ------    -------   ---------------
 NEW ZEALAND -- (0.2%)
     Other Securities.....................         $ 3,277,298            0.2%
                                                   -----------            ----
 NORWAY -- (0.8%)
     Other Securities.....................          12,293,337            0.8%
                                                   -----------            ----
 PERU -- (0.0%)
     Other Securities.....................             514,159            0.0%
                                                   -----------            ----
 PHILIPPINES -- (0.5%)
     Other Securities.....................           8,039,094            0.5%
                                                   -----------            ----
 POLAND -- (0.3%)
     Other Securities.....................           5,386,473            0.4%
                                                   -----------            ----
 PORTUGAL -- (0.2%)
     Other Securities.....................           3,937,672            0.3%
                                                   -----------            ----
 RUSSIA -- (0.4%)
     Gazprom OAO Sponsored ADR............ 377,706   3,008,036            0.2%
     Other Securities.....................           3,987,775            0.3%
                                                   -----------            ----
 TOTAL RUSSIA.............................           6,995,811            0.5%
                                                   -----------            ----
 SINGAPORE -- (1.2%)
     Other Securities.....................          18,667,813            1.2%
                                                   -----------            ----
 SOUTH AFRICA -- (1.6%)
     Other Securities.....................          24,611,420            1.6%
                                                   -----------            ----
 SOUTH KOREA -- (3.8%)
     Samsung Electronics Co., Ltd.........   4,072   5,631,643            0.4%
     Other Securities.....................          54,514,143            3.6%
                                                   -----------            ----
 TOTAL SOUTH KOREA........................          60,145,786            4.0%
                                                   -----------            ----
 SPAIN -- (1.6%)
     Banco Santander SA................... 570,496   4,119,863            0.3%
     Other Securities.....................          21,230,425            1.4%
                                                   -----------            ----
 TOTAL SPAIN..............................          25,350,288            1.7%
                                                   -----------            ----
 SWEDEN -- (2.3%)
     Other Securities.....................          36,552,802            2.4%
                                                   -----------            ----
 SWITZERLAND -- (5.1%)
     ABB, Ltd............................. 130,717   2,964,257            0.2%
     Credit Suisse Group AG...............  95,305   2,646,718            0.2%
     Credit Suisse Group AG Sponsored ADR.  88,772   2,554,858            0.2%
     Nestle SA............................  87,940   6,271,216            0.4%
     Novartis AG ADR...................... 117,451   8,663,186            0.6%
     Swiss Re AG..........................  51,038   4,061,685            0.3%
     UBS AG............................... 156,342   2,781,324            0.2%
     Zurich Insurance Group AG............  20,849   5,826,078            0.4%
     Other Securities.....................          44,898,110            2.8%
                                                   -----------            ----
 TOTAL SWITZERLAND........................          80,667,432            5.3%
                                                   -----------            ----
 TAIWAN -- (3.4%)
     Other Securities.....................          52,865,727            3.5%
                                                   -----------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                         Shares     Value++     of Net Assets**
                                         ------     -------     ---------------
THAILAND -- (0.9%)
    Other Securities....................         $   14,917,493            1.0%
                                                 --------------           -----
TURKEY -- (0.6%)
    Other Securities....................              9,017,136            0.6%
                                                 --------------           -----
UNITED KINGDOM -- (13.6%)
    Anglo American P.L.C................ 114,325      2,795,332            0.2%
#   AstraZeneca P.L.C. Sponsored ADR....  53,810      2,793,815            0.2%
    BP P.L.C. Sponsored ADR............. 240,342     10,478,911            0.7%
    HSBC Holdings P.L.C................. 341,216      3,736,993            0.3%
    HSBC Holdings P.L.C. Sponsored ADR.. 187,245     10,272,260            0.7%
    Legal & General Group P.L.C......... 989,741      2,610,091            0.2%
    Royal Dutch Shell P.L.C. ADR........ 185,909     12,974,589            0.9%
    Standard Chartered P.L.C............ 170,094      4,280,823            0.3%
    Tesco P.L.C......................... 522,999      2,974,809            0.2%
    Vodafone Group P.L.C. Sponsored ADR. 343,133     10,496,438            0.7%
    Xstrata P.L.C....................... 176,940      2,662,676            0.2%
    Other Securities....................            148,947,806            9.5%
                                                 --------------           -----
TOTAL UNITED KINGDOM....................            215,024,543           14.1%
                                                 --------------           -----
UNITED STATES -- (0.0%)
    Other Securities....................                794,176            0.1%
                                                 --------------           -----
TOTAL COMMON STOCKS.....................          1,506,398,718           99.1%
                                                 --------------           -----
PREFERRED STOCKS -- (0.4%)
BRAZIL -- (0.3%)
    Other Securities....................              5,946,320            0.4%
                                                 --------------           -----
CHILE -- (0.0%)
    Other Securities....................                121,518            0.0%
                                                 --------------           -----
COLOMBIA -- (0.0%)
    Other Securities....................                 90,745            0.0%
                                                 --------------           -----
GERMANY -- (0.1%)
    Other Securities....................                956,043            0.1%
                                                 --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................                 58,600            0.0%
                                                 --------------           -----
UNITED KINGDOM -- (0.0%)
    Other Securities....................                  1,117            0.0%
                                                 --------------           -----
TOTAL PREFERRED STOCKS..................              7,174,343            0.5%
                                                 --------------           -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities....................                     66            0.0%
                                                 --------------           -----
BELGIUM -- (0.0%)
    Other Securities....................                     --            0.0%
                                                 --------------           -----
BRAZIL -- (0.0%)
    Other Securities....................                     10            0.0%
                                                 --------------           -----
CHINA -- (0.0%)
    Other Securities....................                 22,915            0.0%
                                                 --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................                  1,812            0.0%
                                                 --------------           -----
MALAYSIA -- (0.0%)
    Other Securities....................                  2,542            0.0%
                                                 --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                    Percentage
                                                                         Shares       Value++     of Net Assets**
                                                                         ------       -------     ---------------
NETHERLANDS -- (0.0%)
      Other Securities.................................................            $       31,081            0.0%
                                                                                   --------------          ------
POLAND -- (0.0%)
      Other Securities.................................................                        --            0.0%
                                                                                   --------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities.................................................                     5,322            0.0%
                                                                                   --------------          ------
SPAIN -- (0.0%)
      Other Securities.................................................                   123,205            0.0%
                                                                                   --------------          ------
SWITZERLAND -- (0.0%)
      Other Securities.................................................                     6,229            0.0%
                                                                                   --------------          ------
THAILAND -- (0.0%)
      Other Securities.................................................                     7,478            0.0%
                                                                                   --------------          ------
UNITED STATES -- (0.0%)
      Other Securities.................................................                        --            0.0%
                                                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................................................                   200,660            0.0%
                                                                                   --------------          ------

                                                                         Shares/
                                                                          Face
                                                                         Amount       Value+
                                                                         -------      ------             -
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@  DFA Short Term Investment Fund...................................  5,531,547     64,000,000            4.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $111,917 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $114,384) to be repurchased at $112,142............... $      112        112,141            0.0%
                                                                                   --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                64,112,141            4.2%
                                                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,306,871,313)..............................................              $1,577,885,862          103.8%
                                                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                          ---------------------------------------------
                            Level 1      Level 2   Level 3    Total
                          ------------ ----------- ------- ------------
        Common Stocks
          Australia...... $  1,876,586 $80,629,464   --    $ 82,506,050
          Austria........           --   5,655,039   --       5,655,039
          Belgium........    2,040,990  12,043,639   --      14,084,629
          Brazil.........   37,881,049          --   --      37,881,049
          Canada.........  107,009,286      15,872   --     107,025,158
          Chile..........    6,921,434          --   --       6,921,434
          China..........    8,118,678  64,502,126   --      72,620,804
          Colombia.......    1,293,069          --   --       1,293,069
          Czech Republic.           --   1,162,647   --       1,162,647
          Denmark........      735,487  11,708,047   --      12,443,534
          Egypt..........           --      80,820   --          80,820
          Finland........      147,140  15,704,811   --      15,851,951
          France.........    9,071,709  71,301,270   --      80,372,979
          Germany........    9,333,932  56,583,851   --      65,917,783

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
  Greece...................... $     51,634 $    2,700,691   --    $    2,752,325
  Hong Kong...................       26,037     30,337,637   --        30,363,674
  Hungary.....................       38,396      1,102,227   --         1,140,623
  India.......................    1,431,410     25,059,241   --        26,490,651
  Indonesia...................      286,300     13,672,829   --        13,959,129
  Ireland.....................    1,448,002      5,302,834   --         6,750,836
  Israel......................    1,928,797      5,447,971   --         7,376,768
  Italy.......................    2,560,643     21,369,871   --        23,930,514
  Japan.......................   16,427,428    231,016,204   --       247,443,632
  Malaysia....................           --     13,599,698   --        13,599,698
  Mexico......................   23,251,514             --   --        23,251,514
  Netherlands.................    6,680,743     19,783,205   --        26,463,948
  New Zealand.................       25,588      3,251,710   --         3,277,298
  Norway......................    1,371,944     10,921,393   --        12,293,337
  Peru........................      514,159             --   --           514,159
  Philippines.................       73,470      7,965,624   --         8,039,094
  Poland......................       14,014      5,372,459   --         5,386,473
  Portugal....................           --      3,937,672   --         3,937,672
  Russia......................      230,925      6,764,886   --         6,995,811
  Singapore...................           --     18,667,813   --        18,667,813
  South Africa................    2,716,486     21,894,934   --        24,611,420
  South Korea.................    4,458,006     55,687,780   --        60,145,786
  Spain.......................    4,485,319     20,864,969   --        25,350,288
  Sweden......................    1,182,660     35,370,142   --        36,552,802
  Switzerland.................   17,029,382     63,638,050   --        80,667,432
  Taiwan......................      366,607     52,499,120   --        52,865,727
  Thailand....................   14,917,493             --   --        14,917,493
  Turkey......................      143,032      8,874,104   --         9,017,136
  United Kingdom..............   64,958,981    150,065,562   --       215,024,543
  United States...............      794,176             --   --           794,176
Preferred Stocks
  Brazil......................    5,946,320             --   --         5,946,320
  Chile.......................      121,518             --   --           121,518
  Colombia....................       90,745             --   --            90,745
  Germany.....................           --        956,043   --           956,043
  Hong Kong...................       58,600             --   --            58,600
  United Kingdom..............           --          1,117   --             1,117
Rights/Warrants
  Australia...................           --             66   --                66
  Belgium.....................           --             --   --                --
  Brazil......................           --             10   --                10
  China.......................           --         22,915   --            22,915
  Israel......................           --          1,812   --             1,812
  Malaysia....................           --          2,542   --             2,542
  Netherlands.................           --         31,081   --            31,081
  Poland......................           --             --   --                --
  South Korea.................           --          5,322   --             5,322
  Spain.......................           --        123,205   --           123,205
  Switzerland.................           --          6,229   --             6,229
  Thailand....................           --          7,478   --             7,478
  United States...............           --             --   --                --
Securities Lending Collateral.           --     64,112,141   --        64,112,141
                               ------------ --------------   --    --------------
TOTAL......................... $358,059,689 $1,219,826,173   --    $1,577,885,862
                               ============ ==============   ==    ==============

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed     Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted     U.S. Small
                                                             Value Portfolio  Portfolio*   Value Portfolio* Cap Portfolio*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  2,735,693             --              --              --
Investments at Value (including $0, $320,704, $345,317 and
 $250,251 of securities on loan, respectively)..............            --   $  1,776,180    $  2,729,007    $  1,548,814
Temporary Cash Investments at Value & Cost..................            --          6,943          11,405           7,817
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        324,558         349,977         249,347
Cash........................................................            --             --              --             223
Receivables:
  Investment Securities/Affiliated Investment Company Sold..            --              3             221              20
  Dividends, Interest and Tax Reclaims......................            --          1,534             720             434
  Securities Lending Income.................................            --             58             125             282
  Fund Shares Sold..........................................         2,340          2,511           3,099           1,935
Prepaid Expenses and Other Assets...........................            19             30              18              12
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     2,738,052      2,111,817       3,094,572       1,808,884
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Due to Custodian............................................            --             --             222              --
Payables:
  Upon Return of Securities Loaned..........................            --        324,558         349,977         249,347
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          1,250             666           2,601
  Fund Shares Redeemed......................................         1,873            612             995             453
  Due to Advisor............................................           332            293             929             539
Accrued Expenses and Other Liabilities......................            80            116             115             159
                                                              ------------   ------------    ------------    ------------
     Total Liabilities......................................         2,285        326,829         352,904         253,099
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  2,735,767   $  1,784,988    $  2,741,668    $  1,555,785
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   139,357,850    103,594,096     103,584,863      54,154,848
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      19.63   $      17.23    $      26.47    $      28.73
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  1,824,489   $         --    $         --    $         --
                                                              ============   ============    ============    ============
Investments at Cost.........................................  $         --   $  1,007,260    $  1,825,229    $    960,185
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,948,473   $  1,423,531    $  1,810,454    $  1,013,380
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         4,265          3,578             357             204
Accumulated Net Realized Gain (Loss)........................      (128,175)      (411,041)         27,079         (46,428)
Net Unrealized Appreciation (Depreciation)..................       911,204        768,920         903,778         588,629
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  2,735,767   $  1,784,988    $  2,741,668    $  1,555,785
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          Tax-Managed
                                                                                              DFA
                                                                          T.A. U.S. Core International   T.A. World ex
                                                                             Equity 2        Value         U.S. Core
                                                                            Portfolio*     Portfolio   Equity Portfolio*
                                                                          -------------- ------------- -----------------
ASSETS:
Investments at Value (including $359,060, $74,712 and $57,789 of
 securities on loan, respectively)....................................... $    3,469,022 $  2,331,450    $  1,513,774
Temporary Cash Investments at Value & Cost...............................         15,849           --              --
Collateral Received from Securities on Loan at Value & Cost..............             --          662             112
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        364,719       80,000          64,000
Foreign Currencies at Value..............................................             --        6,729           1,651
Cash.....................................................................             --        6,924           2,742
Receivables:
Investment Securities Sold...............................................             28          404             272
  Dividends, Interest and Tax Reclaims...................................          2,762        8,591           6,515
  Securities Lending Income..............................................            246          300             186
  Fund Shares Sold.......................................................          2,200        1,528             870
  Unrealized Gain on Foreign Currency Contracts..........................             --            7               7
Prepaid Expenses and Other Assets........................................             82           32              24
                                                                          -------------- ------------    ------------
     Total Assets........................................................      3,854,908    2,436,627       1,590,153
                                                                          -------------- ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................        364,719       80,662          64,112
  Investment Securities Purchased........................................          5,917        5,591           4,527
  Fund Shares Redeemed...................................................          1,268          648             531
  Due to Advisor.........................................................            532          919             413
Accrued Expenses and Other Liabilities...................................            200          153             207
                                                                          -------------- ------------    ------------
     Total Liabilities...................................................        372,636       87,973          69,790
                                                                          -------------- ------------    ------------
NET ASSETS............................................................... $    3,482,272 $  2,348,654    $  1,520,363
                                                                          ============== ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    309,621,101  161,396,752     157,311,383
                                                                          ============== ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................................... $        11.25 $      14.55    $       9.66
                                                                          ============== ============    ============
Investments at Cost...................................................... $    2,325,187 $  2,184,129    $  1,242,759
                                                                          ============== ============    ============
Foreign Currencies at Cost............................................... $           -- $      6,662    $      1,639
                                                                          ============== ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    2,317,219 $  2,197,283    $  1,236,744
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)......................................................          7,192       19,262          10,632
Accumulated Net Realized Gain (Loss).....................................         14,026      (15,182)          1,985
Net Unrealized Foreign Exchange Gain (Loss)..............................             --          (97)            (25)
Net Unrealized Appreciation (Depreciation)...............................      1,143,835      147,388         271,027
                                                                          -------------- ------------    ------------
NET ASSETS............................................................... $    3,482,272 $  2,348,654    $  1,520,363
                                                                          ============== ============    ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000  700,000,000     500,000,000
                                                                          ============== ============    ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                            Tax-Managed
                                                                                U.S.       Tax-Managed   Tax-Managed
                                                                             Marketwide    U.S. Equity  U.S. Targeted
                                                                          Value Portfolio*  Portfolio  Value Portfolio
                                                                          ---------------- ----------- ---------------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................     $ 26,936            --            --
  Interest...............................................................            4            --            --
  Income from Securities Lending.........................................          245            --            --
  Expenses Allocated from Affiliated Investment Company..................       (2,697)           --            --
                                                                              --------      --------      --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       24,488            --            --
                                                                              --------      --------      --------
Fund Investment Income
  Dividends..............................................................           --      $ 18,294      $ 26,029
  Interest...............................................................           --             4             6
  Income from Securities Lending.........................................           --           211           539
                                                                              --------      --------      --------
     Total Investment Income.............................................           --        18,509        26,574
                                                                              --------      --------      --------
Fund Expenses
  Investment Advisory Services Fees......................................           --           409         5,367
  Administrative Services Fees...........................................        1,886         1,228            --
  Accounting & Transfer Agent Fees.......................................           16            80           121
  Custodian Fees.........................................................           --            17            20
  Filing Fees............................................................           31            18            39
  Shareholders' Reports..................................................           25            14            25
  Directors'/Trustees' Fees & Expenses...................................           10             7            10
  Professional Fees......................................................           10            20            30
  Other..................................................................           10            13            18
                                                                              --------      --------      --------
     Total Expenses......................................................        1,988         1,806         5,630
                                                                              --------      --------      --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................           --           (19)           --
                                                                              --------      --------      --------
  Net Expenses...........................................................        1,988         1,787         5,630
                                                                              --------      --------      --------
  Net Investment Income (Loss)...........................................       22,500        16,722        20,944
                                                                              --------      --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................       13,096        14,218        28,179
    Futures..............................................................           --            --          (469)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................      389,219       198,713       399,634
                                                                              --------      --------      --------
  Net Realized and Unrealized Gain (Loss)................................      402,315       212,931       427,344
                                                                              --------      --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations..........     $424,815      $229,653      $448,288
                                                                              ========      ========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              Tax-Managed   T.A. World ex
                                                                Tax-Managed  T.A. U.S. Core       DFA         U.S. Core
                                                                U.S. Small      Equity 2     International     Equity
                                                               Cap Portfolio   Portfolio    Value Portfolio   Portfolio
                                                               ------------- -------------- --------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,446
   and $1,525, respectively)..................................   $ 14,790       $ 33,022       $ 33,409       $ 18,361
  Interest....................................................          5             15             35             --
  Income from Securities Lending..............................      1,321          1,157            619            725
                                                                 --------       --------       --------       --------
     Total Investment Income..................................     16,116         34,194         34,063         19,086
                                                                 --------       --------       --------       --------
Fund Expenses
  Investment Advisory Services Fees...........................      3,602          3,461          5,336          2,753
  Accounting & Transfer Agent Fees............................         70            143            106             72
  Custodian Fees..............................................         16             25            113            265
  Filing Fees.................................................         28             35             49             21
  Shareholders' Reports.......................................         17             20             24             12
  Directors'/Trustees' Fees & Expenses........................          6             12              9              5
  Professional Fees...........................................         17             36             28             35
  Other.......................................................         11             22             19             16
                                                                 --------       --------       --------       --------
     Total Expenses...........................................      3,767          3,754          5,684          3,179
                                                                 --------       --------       --------       --------
  Fees Paid Indirectly........................................         --             --             (3)            (4)
                                                                 --------       --------       --------       --------
  Net Expenses................................................      3,767          3,754          5,681          3,175
                                                                 --------       --------       --------       --------
  Net Investment Income (Loss)................................     12,349         30,440         28,382         15,911
                                                                 --------       --------       --------       --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     20,904         16,729         19,146          4,516
    Foreign Currency Transactions.............................         --             --           (461)          (202)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    184,704        437,192        224,853        156,802
    Translation of Foreign Currency Denominated Amounts.......         --             --             92             18
                                                                 --------       --------       --------       --------
  Net Realized and Unrealized Gain (Loss).....................    205,608        453,921        243,630        161,134
                                                                 --------       --------       --------       --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................   $217,957       $484,361       $272,012       $177,045
                                                                 ========       ========       ========       ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.                                Tax-Managed U.S.
                                          Marketwide Value        Tax-Managed U.S.         Targeted Value
                                              Portfolio           Equity Portfolio            Portfolio
                                       ----------------------  ----------------------  ----------------------
                                       Six Months     Year     Six Months     Year     Six Months     Year
                                          Ended      Ended        Ended      Ended        Ended      Ended
                                        April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                          2013        2012        2013        2012        2013        2012
                                       ----------- ----------  ----------- ----------  ----------- ----------
                                       (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   22,500  $   40,353  $   16,722  $   27,462  $   20,944  $   22,355
  Capital Gain Distributions
   Received from Investment
   Securities.........................         --          --          --           9          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment Company
    Sold..............................     13,096      45,725      14,218      37,995      28,179     104,052
   Futures............................         --          --          --          --        (469)         --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    389,219     285,396     198,713     132,559     399,634     200,822
                                       ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    424,815     371,474     229,653     198,025     448,288     327,229
                                       ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income...............    (25,386)    (38,619)    (17,384)    (26,579)    (23,569)    (20,027)
  Net Long-Term Gains.................         --          --          --          --     (51,974)         --
                                       ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions...............    (25,386)    (38,619)    (17,384)    (26,579)    (75,543)    (20,027)
Capital Share Transactions (1):
  Shares Issued.......................    230,607     273,305     177,817     208,380     187,419     228,284
  Shares Issued in Lieu of Cash
   Distributions......................     24,645      37,484      16,364      24,979      74,616      19,783
  Shares Redeemed.....................   (264,210)   (361,467)   (143,873)   (246,462)   (271,679)   (367,757)
                                       ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions.....................     (8,958)    (50,678)     50,308     (13,103)     (9,644)   (119,690)
                                       ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    390,471     282,177     262,577     158,343     363,101     187,512
Net Assets
  Beginning of Period.................  2,345,296   2,063,119   1,522,411   1,364,068   2,378,567   2,191,055
                                       ----------  ----------  ----------  ----------  ----------  ----------
  End of Period....................... $2,735,767  $2,345,296  $1,784,988  $1,522,411  $2,741,668  $2,378,567
                                       ==========  ==========  ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.......................     12,838      17,802      11,184      14,501       7,682      10,738
  Shares Issued in Lieu of Cash
   Distributions......................      1,414       2,494       1,046       1,766       3,287         970
  Shares Redeemed.....................    (14,869)    (23,378)     (9,041)    (17,041)    (11,313)    (17,209)
                                       ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................       (617)     (3,082)      3,189        (774)       (344)     (5,501)
                                       ==========  ==========  ==========  ==========  ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $    4,265  $    7,151  $    3,578  $    4,240  $      357  $    2,982

                                          Tax-Managed U.S.
                                         Small Cap Portfolio
                                       ----------------------
                                       Six Months     Year
                                          Ended      Ended
                                        April 30,   Oct. 31,
                                          2013        2012
                                       ----------- ----------
                                       (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........ $   12,349  $   11,500
  Capital Gain Distributions
   Received from Investment
   Securities.........................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment Company
    Sold..............................     20,904      68,129
   Futures............................         --          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    184,704      86,134
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    217,957     165,763
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (14,287)    (10,665)
  Net Long-Term Gains.................         --          --
                                       ----------  ----------
    Total Distributions...............    (14,287)    (10,665)
Capital Share Transactions (1):
  Shares Issued.......................    137,599     151,087
  Shares Issued in Lieu of Cash
   Distributions......................     13,901      10,379
  Shares Redeemed.....................   (130,651)   (197,583)
                                       ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions.....................     20,849     (36,117)
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    224,519     118,981
Net Assets
  Beginning of Period.................  1,331,266   1,212,285
                                       ----------  ----------
  End of Period....................... $1,555,785  $1,331,266
                                       ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.......................      5,156       6,365
  Shares Issued in Lieu of Cash
   Distributions......................        556         459
  Shares Redeemed.....................     (4,947)     (8,365)
                                       ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................        765      (1,541)
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)............ $      204  $    2,142

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                Six Months     Year       Six Months       Year       Six Months     Year
                                                   Ended      Ended        Ended          Ended          Ended      Ended
                                                 April 30,   Oct. 31,    April 30,       Oct. 31,      April 30,   Oct. 31,
                                                   2013        2012         2013           2012          2013        2012
                                                ----------- ----------  ------------     ----------   ----------- ----------
                                                (Unaudited)             (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   30,440  $   45,943   $   28,382     $   61,431    $   15,911  $   31,329
  Capital Gain Distributions Received from
   Investment Securities.......................         --          37           --             --            --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     16,729      19,708       19,146         (1,850)        4,516       1,868
    Foreign Currency Transactions..............         --          --         (461)          (768)         (202)         (3)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    437,192     300,040      224,853         (5,473)      156,802      26,612
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --           92            (58)           18        (108)
                                                ----------  ----------   ----------      ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    484,361     365,728      272,012         53,282       177,045      59,698
                                                ----------  ----------   ----------      ----------   ----------  ----------
Distributions From:
  Net Investment Income........................    (29,770)    (42,125)     (16,877)       (58,706)      (11,129)    (29,565)
  Net Long-Term Gains..........................     (3,496)         --           --             --          (436)         --
                                                ----------  ----------   ----------      ----------   ----------  ----------
     Total Distributions.......................    (33,266)    (42,125)     (16,877)       (58,706)      (11,565)    (29,565)
                                                ----------  ----------   ----------      ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    428,567     508,269      285,224        531,329       210,554     384,441
  Shares Issued in Lieu of Cash
   Distributions...............................     32,717      41,426       16,423         57,299        11,213      28,659
  Shares Redeemed..............................   (283,341)   (452,936)    (179,516)      (455,312)     (107,491)   (245,607)
                                                ----------  ----------   ----------      ----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    177,943      96,759      122,131        133,316       114,276     167,493
                                                ----------  ----------   ----------      ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    629,038     420,362      377,266        127,892       279,756     197,626
Net Assets
  Beginning of Period..........................  2,853,234   2,432,872    1,971,388      1,843,496     1,240,607   1,042,981
                                                ----------  ----------   ----------      ----------   ----------  ----------
  End of Period................................ $3,482,272  $2,853,234   $2,348,654     $1,971,388    $1,520,363  $1,240,607
                                                ==========  ==========   ==========      ==========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     41,461      55,305       20,771         43,190        22,996      47,312
  Shares Issued in Lieu of Cash
   Distributions...............................      3,254       4,601        1,223          4,849         1,259       3,668
  Shares Redeemed..............................    (27,665)    (49,089)     (13,277)       (37,266)      (11,902)    (30,383)
                                                ----------  ----------   ----------      ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     17,050      10,817        8,717         10,773        12,353      20,597
                                                ==========  ==========   ==========      ==========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    7,192  $    6,522   $   19,262     $    7,757    $   10,632  $    5,850

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    Tax-Managed U.S. Marketwide Value Portfolio
                                   -----------------------------------------------------------------------------

                                      Six Months          Year           Year           Year           Year
                                         Ended           Ended          Ended          Ended          Ended
                                       April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                         2013             2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    16.76        $    14.42     $    13.78     $    11.61     $    10.59
                                   ----------        ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.16              0.28           0.22           0.16           0.21
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       2.89              2.33           0.63           2.17           1.06
                                   ----------        ----------     ----------     ----------     ----------
  Total from Investment
   Operations.....................       3.05              2.61           0.85           2.33           1.27
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.18)            (0.27)         (0.21)         (0.16)         (0.25)
 Net Realized Gains...............         --                --             --             --             --
                                   ----------        ----------     ----------     ----------     ----------
  Total Distributions.............      (0.18)            (0.27)         (0.21)         (0.16)         (0.25)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    19.63        $    16.76     $    14.42     $    13.78     $    11.61
================================== ===========       ==========     ==========     ==========     ==========
Total Return......................      18.36%(C)         18.34%          6.15%         20.17%         12.54%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,735,767        $2,345,296     $2,063,119     $1,896,941     $1,618,256
Ratio of Expenses to Average Net
 Assets...........................       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.38%(D)       0.40%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)............................       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.38%(D)       0.40%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.80%(B)          1.83%          1.45%          1.24%          2.07%
Portfolio Turnover Rate...........        N/A               N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------

                                   -----------------------------
                                        Period
                                       Dec. 1,            Year
                                       2007 to           Ended
                                       Oct. 31,         Nov. 30,
                                         2008             2007
--------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    17.51        $    17.67
                                   ----------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.27              0.27
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......      (6.66)            (0.16)
                                   ----------        ----------
  Total from Investment
   Operations.....................      (6.39)             0.11
--------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.29)            (0.27)
 Net Realized Gains...............      (0.24)               --
                                   ----------        ----------
  Total Distributions.............      (0.53)            (0.27)
--------------------------------------------------------------------
Net Asset Value, End of Period.... $    10.59        $    17.51
================================== ==========        ==========
Total Return......................     (37.53)%(C)         0.54%
--------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,576,757        $2,747,843
Ratio of Expenses to Average Net
 Assets...........................       0.38%(B)(D)       0.37%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)............................       0.38%(B)(D)       0.37%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.93%(B)          1.45%
Portfolio Turnover Rate...........        N/A               N/A
--------------------------------------------------------------------

                                                                      Tax-Managed U.S. Equity Portfolio
                                   ----------------------------------------------------------------------------------------
                                                                                                               Period
                                    Six Months       Year         Year           Year           Year          Dec. 1,
                                       Ended        Ended        Ended          Ended          Ended          2007 to
                                     April 30,     Oct. 31,     Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,
                                       2013          2012         2011           2010           2009            2008
----------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    15.16     $    13.48  $    12.70    $    10.94     $    10.36     $    15.57
                                   ----------     ----------  ----------    ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.16           0.27        0.23          0.20           0.22           0.23
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       2.08           1.67        0.77          1.76           0.60          (5.19)
                                   ----------     ----------  ----------    ----------     ----------     ----------
  Total from Investment
   Operations.....................       2.24           1.94        1.00          1.96           0.82          (4.96)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.17)         (0.26)      (0.22)        (0.20)         (0.24)         (0.25)
 Net Realized Gains...............         --             --          --            --             --             --
                                   ----------     ----------  ----------    ----------     ----------     ----------
  Total Distributions.............      (0.17)         (0.26)      (0.22)        (0.20)         (0.24)         (0.25)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    17.23     $    15.16  $    13.48    $    12.70     $    10.94     $    10.36
================================== ===========    ==========  ==========    ==========     ==========     ==========
Total Return......................      14.91%(C)      14.57%       7.92%        18.10%          8.30%        (32.30)%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,784,988     $1,522,411  $1,364,068    $1,286,236     $1,141,449     $1,268,330
Ratio of Expenses to Average Net
 Assets...........................       0.22%(B)       0.22%       0.22%**       0.22%(D)       0.22%(D)       0.22%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)............................       0.22%(B)       0.22%       0.23%**       0.23%(D)       0.26%(D)       0.23%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets...............       2.06%(B)       1.87%       1.65%         1.70%          2.24%          1.76%(B)
Portfolio Turnover Rate...........          1%(C)          7%         11%*         N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------

                                   -----------

                                        Year
                                       Ended
                                      Nov. 30,
                                        2007
-------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    14.75
                                   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.25
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       0.81
                                   ----------
  Total from Investment
   Operations.....................       1.06
-------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.24)
 Net Realized Gains...............         --
                                   ----------
  Total Distributions.............      (0.24)
-------------------------------------------------
Net Asset Value, End of Period.... $    15.57
================================== ==========
Total Return......................       7.23%
-------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,823,812
Ratio of Expenses to Average Net
 Assets...........................       0.22%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees)............................       0.23%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.59%
Portfolio Turnover Rate...........        N/A
-------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and for the period
  November 1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                               Tax-Managed U.S. Targeted Value Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                                         Period
                                       Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                          Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                          2013          2012        2011        2010        2009          2008           2007
----------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period. $    22.89     $    20.02  $    19.09  $    14.96  $    14.41  $    23.09      $    27.39
                                      ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.20           0.21        0.14        0.11        0.14        0.20            0.25
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       4.12           2.85        0.93        4.13        0.60       (7.29)          (1.87)
                                      ----------     ----------  ----------  ----------  ----------  ----------      ----------
  Total from Investment
   Operations........................       4.32           3.06        1.07        4.24        0.74       (7.09)          (1.62)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.23)         (0.19)      (0.14)      (0.11)      (0.19)      (0.18)          (0.24)
 Net Realized Gains..................      (0.51)            --          --          --          --       (1.41)          (2.44)
                                      ----------     ----------  ----------  ----------  ----------  ----------      ----------
  Total Distributions................      (0.74)         (0.19)      (0.14)      (0.11)      (0.19)      (1.59)          (2.68)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    26.47     $    22.89  $    20.02  $    19.09  $    14.96  $    14.41      $    23.09
===================================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return.........................      19.38%(C)      15.39%       5.58%      28.43%       5.41%     (32.85)%(C)      (6.58)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,741,668     $2,378,567  $2,191,055  $2,145,546  $1,700,343  $1,662,774      $2,905,694
Ratio of Expenses to Average Net
 Assets..............................       0.44%(B)       0.44%       0.44%       0.45%       0.47%       0.45%(B)        0.47%
Ratio of Net Investment Income to
 Average Net Assets..................       1.65%(B)       0.98%       0.66%       0.63%       1.04%       1.07%(B)        0.98%
Portfolio Turnover Rate..............          2%(C)         12%         21%         26%         34%         40%(C)          28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                Tax-Managed U.S. Small Cap Portfolio
                                      ---------------------------------------------------------------------------------------
                                                                                                       Period
                                       Six Months       Year        Year        Year       Year       Dec. 1,          Year
                                          Ended        Ended       Ended       Ended      Ended       2007 to         Ended
                                        April 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,     Oct. 31,       Nov. 30,
                                          2013          2012        2011        2010       2009         2008           2007
-------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period. $    24.93     $    22.07  $    20.47  $    16.26  $  15.83  $    25.86      $    26.27
                                      ----------     ----------  ----------  ----------  --------  ----------      ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.23           0.21        0.15        0.11      0.13        0.19            0.18
 Net Gains (Losses) on Securities
  (Realized and Unrealized)..........       3.84           2.85        1.59        4.20      0.47       (7.87)          (0.42)
                                      ----------     ----------  ----------  ----------  --------  ----------      ----------
  Total from Investment
   Operations........................       4.07           3.06        1.74        4.31      0.60       (7.68)          (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.27)         (0.20)      (0.14)      (0.10)    (0.17)      (0.18)          (0.17)
 Net Realized Gains..................         --             --          --          --        --       (2.17)             --
                                      ----------     ----------  ----------  ----------  --------  ----------      ----------
  Total Distributions................      (0.27)         (0.20)      (0.14)      (0.10)    (0.17)      (2.35)          (0.17)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    28.73     $    24.93  $    22.07  $    20.47  $  16.26  $    15.83      $    25.86
===================================== ===========    ==========  ==========  ==========  ========  ==========      ==========
Total Return.........................      16.48%(C)      13.95%       8.50%      26.61%     3.98%     (32.53)%(C)      (0.94)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $1,555,785     $1,331,266  $1,212,285  $1,141,494  $957,145  $1,077,395      $1,779,245
Ratio of Expenses to Average Net
 Assets..............................       0.53%(B)       0.53%       0.53%       0.53%     0.55%       0.53%(B)        0.53%
Ratio of Net Investment Income to
 Average Net Assets..................       1.73%(B)       0.90%       0.64%       0.58%     0.88%       0.98%(B)        0.65%
Portfolio Turnover Rate..............          3%(C)         17%         22%         27%       28%         39%(C)          31%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       T.A. U.S. Core Equity 2 Portfolio
                                         ----------------------------------------------------------------------------
                                                                                                           Period
                                          Six Months       Year        Year        Year        Year       Dec. 1,
                                             Ended        Ended       Ended       Ended       Ended       2007 to
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                             2013          2012        2011        2010        2009         2008
----------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $     9.75     $     8.63  $     8.18  $     6.83  $     6.31  $   9.40
                                         ----------     ----------  ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.10           0.16        0.12        0.11        0.11      0.13
 Net Gains (Losses) on Securities
  (Realized and Unrealized).............       1.51           1.11        0.45        1.35        0.52     (3.12)
                                         ----------     ----------  ----------  ----------  ----------  --------
  Total from Investment
   Operations...........................       1.61           1.27        0.57        1.46        0.63     (2.99)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.10)         (0.15)      (0.12)      (0.11)      (0.11)    (0.10)
 Net Realized Gains.....................      (0.01)            --          --          --          --        --
                                         ----------     ----------  ----------  ----------  ----------  --------
  Total Distributions...................      (0.11)         (0.15)      (0.12)      (0.11)      (0.11)    (0.10)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    11.25     $     9.75  $     8.63  $     8.18  $     6.83  $   6.31
======================================== ===========    ==========  ==========  ==========  ==========  ========
Total Return............................      16.68%(C)      14.82%       6.97%      21.49%      10.28%   (32.16)%(C)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,482,272     $2,853,234  $2,432,872  $2,014,584  $1,444,886  $585,165
Ratio of Expenses to Average Net
 Assets.................................       0.24%(B)       0.24%       0.24%       0.25%       0.28%     0.29%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and Fees
 Paid Indirectly).......................       0.24%(B)       0.24%       0.24%       0.25%       0.28%     0.29%(B)
Ratio of Net Investment Income to
 Average Net Assets.....................       1.95%(B)       1.71%       1.39%       1.45%       1.82%     1.75%(B)
Portfolio Turnover Rate.................          1%(C)          6%          6%          5%          5%        9%(C)
----------------------------------------------------------------------------------------------------------------------

                                         ----------
                                             Period
                                            Oct. 4,
                                           2007(a) to
                                            Nov. 30,
                                              2007
----------------------------------------------------------

Net Asset Value, Beginning of Period....  $  10.00
                                          --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.02
 Net Gains (Losses) on Securities
  (Realized and Unrealized).............     (0.62)
                                          --------
  Total from Investment
   Operations...........................     (0.60)
----------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................        --
 Net Realized Gains.....................        --
                                          --------
  Total Distributions...................        --
----------------------------------------------------------
Net Asset Value, End of Period..........  $   9.40
======================================== ==========
Total Return............................     (6.00)%(C)
----------------------------------------------------------
Net Assets, End of Period (thousands)...  $106,507
Ratio of Expenses to Average Net
 Assets.................................      0.30%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and Fees
 Paid Indirectly).......................      0.60%(B)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      2.09%(B)(E)
Portfolio Turnover Rate.................         0%(C)
----------------------------------------------------------

                                                                Tax-Managed DFA International Value Portfolio
                                         -------------------------------------------------------------------------------
                                                                                                             Period
                                          Six Months       Year         Year        Year        Year        Dec. 1,
                                             Ended        Ended        Ended       Ended       Ended        2007 to
                                           April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,
                                             2013          2012         2011        2010        2009          2008
-------------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    12.91     $    12.99  $    14.53   $    13.49  $    10.55  $    21.91
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.18           0.42        0.46         0.31        0.32        0.59
 Net Gains (Losses) on Securities
  (Realized and Unrealized).............       1.57          (0.10)      (1.55)        1.03        3.00       (9.60)
                                         ----------     ----------  ----------   ----------  ----------  ----------
  Total from Investment
   Operations...........................       1.75           0.32       (1.09)        1.34        3.32       (9.01)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.11)         (0.40)      (0.45)       (0.30)      (0.38)      (0.64)
 Net Realized Gains.....................         --             --          --           --          --       (1.71)
                                         ----------     ----------  ----------   ----------  ----------  ----------
  Total Distributions...................      (0.11)         (0.40)      (0.45)       (0.30)      (0.38)      (2.35)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    14.55     $    12.91  $    12.99   $    14.53  $    13.49  $    10.55
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................      13.63%(C)       2.77%      (7.81)%      10.34%      32.27%     (45.58)%(C)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,348,654     $1,971,388  $1,843,496   $1,834,003  $1,637,834  $1,393,229
Ratio of Expenses to Average Net
 Assets.................................       0.54%(B)       0.55%       0.55%        0.55%       0.56%       0.54%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and Fees
 Paid Indirectly).......................       0.54%(B)       0.55%       0.55%        0.55%       0.56%       0.54%(B)
Ratio of Net Investment Income to
 Average Net Assets.....................       2.68%(B)       3.32%       3.16%        2.29%       2.92%       3.76%(B)
Portfolio Turnover Rate.................          6%(C)         18%         16%          28%         24%         24%(C)
-------------------------------------------------------------------------------------------------------------------------

                                         -----------

                                            Year
                                           Ended
                                          Nov. 30,
                                            2007
----------------------------------------------------

Net Asset Value, Beginning of Period.... $    19.96
                                         ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.59
 Net Gains (Losses) on Securities
  (Realized and Unrealized).............       2.76
                                         ----------
  Total from Investment
   Operations...........................       3.35
----------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.48)
 Net Realized Gains.....................      (0.92)
                                         ----------
  Total Distributions...................      (1.40)
----------------------------------------------------
Net Asset Value, End of Period.......... $    21.91
======================================== ==========
Total Return............................      17.51%
----------------------------------------------------
Net Assets, End of Period (thousands)... $2,859,270
Ratio of Expenses to Average Net
 Assets.................................       0.54%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and Fees
 Paid Indirectly).......................       0.54%
Ratio of Net Investment Income to
 Average Net Assets.....................       2.77%
Portfolio Turnover Rate.................         20%
----------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                               T.A. World ex U.S. Core Equity Portfolio
                                                             -----------------------------------------------------------

                                                              Six Months       Year         Year       Year      Year
                                                                 Ended        Ended        Ended      Ended     Ended
                                                               April 30,     Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                                                 2013          2012         2011       2010      2009
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     8.56     $     8.39  $     9.31   $   8.13  $   5.85
                                                             ----------     ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............................       0.11           0.23        0.25       0.17      0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.07           0.16       (0.93)      1.17      2.27
                                                             ----------     ----------  ----------   --------  --------
   Total from Investment Operations.........................       1.18           0.39       (0.68)      1.34      2.43
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.08)         (0.22)      (0.24)     (0.16)    (0.15)
 Net Realized Gains.........................................         --             --          --         --        --
                                                             ----------     ----------  ----------   --------  --------
   Total Distributions......................................      (0.08)         (0.22)      (0.24)     (0.16)    (0.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.66     $     8.56  $     8.39   $   9.31  $   8.13
===========================================================  ===========    ==========  ==========   ========  ========
Total Return................................................      13.85%(C)       4.90%      (7.55)%    16.78%    42.13%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,520,363     $1,240,607  $1,042,981   $966,999  $668,728
Ratio of Expenses to Average Net Assets.....................       0.47%(B)       0.49%       0.48%      0.48%     0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.47%(B)       0.49%       0.48%      0.48%     0.51%
Ratio of Net Investment Income to Average Net Assets........       2.33%(B)       2.77%       2.63%      2.00%     2.38%
Portfolio Turnover Rate.....................................          1%(C)          3%          5%         2%        5%
-------------------------------------------------------------------------------------------------------------------------

                                                             -----------------
                                                                 Period
                                                                March 6,
                                                               2008(a) to
                                                                Oct. 31,
                                                                  2008
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................  $  10.00
                                                              --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss)(A)............................      0.15
 Net Gains (Losses) on Securities (Realized and Unrealized).     (4.15)
                                                              --------
   Total from Investment Operations.........................     (4.00)
-----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.15)
 Net Realized Gains.........................................        --
                                                              --------
   Total Distributions......................................     (0.15)
-----------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $   5.85
===========================================================  ==========
Total Return................................................    (40.61)%(C)
-----------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $228,318
Ratio of Expenses to Average Net Assets.....................      0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................      0.85%(B)(E)
Ratio of Net Investment Income to Average Net Assets........      3.27%(B)(E)
Portfolio Turnover Rate.....................................         2%(C)
-----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining sixty-eight portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2013, the Feeder Fund owned 71% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its pro-rata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments) Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund and Tax-Managed U.S. Equity Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor does not receive additional compensation for the investment advisory services it provides for the Feeder Fund. For the six months ended April 30, 2013, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                 Administrative   Advisory
                                                 Services Fees  Services Fees
                                                 -------------- -------------
  Tax-Managed U.S. Marketwide Value Portfolio...      0.15%           --
  Tax-Managed U.S. Equity Portfolio.............      0.15%         0.05%
  Tax-Managed U.S. Targeted Value Portfolio.....        --          0.42%
  Tax-Managed U.S. Small Cap Portfolio..........        --          0.50%
  T.A. U.S. Core Equity 2 Portfolio.............        --          0.22%
  Tax-Managed DFA International Value Portfolio.        --          0.50%
  T.A. World ex U.S. Core Equity Portfolio......        --          0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                             Previously
                                                             Recovery       Waived Fees/
                                               Expense    of Previously   Expenses Assumed
                                              Limitation   Waived Fees/   Subject to Future
                                                Amount   Expenses Assumed     Recovery
                                              ---------- ---------------- -----------------
Tax-Managed U.S. Equity Portfolio (1)........    0.22%         $14              $234
T.A. U.S. Core Equity 2 Portfolio (2)........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio (3).    0.60%          --                --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the Portfolio's total operating expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $3
           T.A. World ex U.S. Core Equity Portfolio......      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid to the CCO by the Fund were $123 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio... $61
               Tax-Managed U.S. Equity Portfolio.............  82
               Tax-Managed U.S. Targeted Value Portfolio.....  64
               Tax-Managed U.S. Small Cap Portfolio..........  37
               T.A. U.S. Core Equity 2 Portfolio.............  54
               Tax-Managed DFA International Value Portfolio.  57
               T.A. World ex U.S. Core Equity Portfolio......  24

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 71,517  $ 24,224
       Tax-Managed U.S. Targeted Value Portfolio.....   50,061   111,421
       Tax-Managed U.S. Small Cap Portfolio..........   66,297    42,290
       T.A. U.S. Core Equity 2 Portfolio.............  215,730    41,115
       Tax-Managed DFA International Value Portfolio.  262,437   131,090
       T.A. World ex U.S. Core Equity Portfolio......  135,398    17,274

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, non-deductible expenses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $   (3)        $    42        $   (39)
Tax-Managed U.S. Equity Portfolio.............         (1)              1             --
Tax-Managed U.S. Targeted Value Portfolio.....      4,833          (1,367)        (3,466)
Tax-Managed U.S. Small Cap Portfolio..........         (5)              5             --
T.A. U.S. Core Equity 2 Portfolio.............      1,917          (1,777)          (140)
Tax-Managed DFA International Value Portfolio.      1,401          (2,169)           768
T.A. World ex U.S. Core Equity Portfolio......        782             560         (1,342)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains  Total
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2011..........................................    $29,356            --     $29,356
2012..........................................     38,619            --      38,619
Tax-Managed U.S. Equity Portfolio
2011..........................................     22,909            --      22,909
2012..........................................     26,579            --      26,579
Tax-Managed U.S. Targeted Value Portfolio
2011..........................................     15,344            --      15,344
2012..........................................     21,411        $3,466      24,877
Tax-Managed U.S. Small Cap Portfolio
2011..........................................      7,826            --       7,826
2012..........................................     10,665            --      10,665
T.A. U.S. Core Equity 2 Portfolio
2011..........................................     32,785            --      32,785
2012..........................................     43,904           140      44,044
Tax-Managed DFA International Value Portfolio
2011..........................................     61,130            --      61,130
2012..........................................     60,106            --      60,106
T.A. World ex U.S. Core Equity Portfolio
2011..........................................     28,920            --      28,920
2012..........................................     30,337            10      30,347

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Targeted Value Portfolio.....     $1,384        $3,466     $4,850
T.A. U.S. Core Equity 2 Portfolio.............      1,779           140      1,919
Tax-Managed DFA International Value Portfolio.      1,400            --      1,400
T.A. World ex U.S. Core Equity Portfolio......        772            10        782

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                                Total Net
                                               Net Investment                             Distributable
                                                 Income and   Undistributed                 Earnings
                                                 Short-Term     Long-Term   Capital Loss  (Accumulated
                                               Capital Gains  Capital Gains Carryforwards    Losses)
                                               -------------- ------------- ------------- -------------
Tax-Managed U.S. Marketwide Value Portfolio...     $7,429             --      $(140,771)    $(133,342)
Tax-Managed U.S. Equity Portfolio.............      4,360             --       (424,041)     (419,681)
Tax-Managed U.S. Targeted Value Portfolio.....      4,346        $51,903             --        56,249
Tax-Managed U.S. Small Cap Portfolio..........      2,724             --        (66,960)      (64,236)
T.A. U.S. Core Equity 2 Portfolio.............      6,745          3,473             --        10,218
Tax-Managed DFA International Value Portfolio.      7,810             --        (30,216)      (22,406)
T.A. World ex U.S. Core Equity Portfolio......      6,458            415             --         6,873

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                               Expires on October 31,
                                               ----------------------
                                                 2016        2017     Unlimited  Total
                                                --------    --------  --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...       --    $140,771        --   $140,771
Tax-Managed U.S. Equity Portfolio............. $137,475     286,566        --    424,041
Tax-Managed U.S. Small Cap Portfolio..........       --      66,960        --     66,960
Tax-Managed DFA International Value Portfolio.       --      28,430    $1,786     30,216

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

              Tax-Managed U.S. Marketwide Value Portfolio. $45,693
              Tax-Managed U.S. Equity Portfolio...........  37,759
              Tax-Managed U.S. Targeted Value Portfolio...  48,683
              Tax-Managed U.S. Small Cap Portfolio........  68,086
              T.A. U.S. Core Equity 2 Portfolio...........  16,156
              T.A. World ex U.S. Core Equity Portfolio....     120

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $1,825,188  $  911,005   $    (500)    $  910,505
Tax-Managed U.S. Equity Portfolio.............  1,340,020     787,581     (19,920)       767,661
Tax-Managed U.S. Targeted Value Portfolio.....  2,188,475   1,037,018    (135,104)       901,914
Tax-Managed U.S. Small Cap Portfolio..........  1,218,268     645,401     (57,691)       587,710
T.A. U.S. Core Equity 2 Portfolio.............  2,708,608   1,220,933     (79,951)     1,140,982
Tax-Managed DFA International Value Portfolio.  2,268,441     392,123    (248,452)       143,671
T.A. World ex U.S. Core Equity Portfolio......  1,309,766     406,660    (138,540)       268,120

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of Tax-Managed U.S. Targeted Value Portfolio's location and value of derivative instrument holdings on Tax-Managed U.S. Targeted Value Portfolio's Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                                                                     Equity
                                            Location on the Statement of Operations Contracts
-                                           --------------------------------------- ---------
Tax-Managed U.S. Targeted Value Portfolio*.  Net Realized Gain (Loss) on: Futures    $(469)

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013 the Portfolio had limited activity in futures contracts.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   the Period
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio..............................     0.91%        $  562         7         $--        $1,904
Tax-Managed U.S. Small Cap Portfolio.....     0.91%           807         4          --         1,055
T.A. U.S. Core Equity 2 Portfolio........     0.91%         1,399         1          --         1,399
Tax-Managed DFA International Value
  Portfolio..............................     0.92%            98         6          --           177
T.A. World ex U.S. Core Equity Portfolio.     0.91%           674         8          --         1,955

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                          Market
                                                          Value
                                                          ------
               Tax-Managed U.S. Equity Portfolio......... $2,134
               Tax-Managed U.S. Targeted Value Portfolio.  2,772
               Tax-Managed U.S. Small Cap Portfolio......  6,549
               T.A. U.S. Core Equity 2 Portfolio.........  1,849
               T.A. World ex U.S. Core Equity Portfolio..  1,867

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six month ended April 30, 2013, the Portfolios had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             88%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             94%
   T.A. U.S. Core Equity 2 Portfolio.............      3             92%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                         DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2013
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/12  04/30/13    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,184.60    0.22%    $1.19
Hypothetical 5% Annual Return................ $1,000.00 $1,023.70    0.22%    $1.10

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.6%
              Consumer Staples.............................   8.2%
              Energy.......................................  16.1%
              Financials...................................  17.4%
              Health Care..................................   9.8%
              Industrials..................................  14.0%
              Information Technology.......................   5.7%
              Materials....................................   3.5%
              Other........................................    --
              Telecommunication Services...................   6.3%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (17.5%)
    Carnival Corp........................   489,649 $ 16,897,787            0.5%
    Comcast Corp. Class A................ 3,446,875  142,355,937            3.7%
    Comcast Corp. Special Class A........ 1,088,341   42,760,918            1.1%
#*  General Motors Co....................   674,707   20,807,964            0.6%
*   Liberty Interactive Corp. Class A....   882,463   18,787,637            0.5%
    News Corp. Class A................... 1,608,989   49,830,389            1.3%
    News Corp. Class B...................   616,492   19,185,231            0.5%
    Time Warner Cable, Inc...............   693,942   65,154,214            1.7%
    Time Warner, Inc..................... 1,534,860   91,753,931            2.4%
    Other Securities.....................            247,918,001            6.3%
                                                    ------------           -----
Total Consumer Discretionary.............            715,452,009           18.6%
                                                    ------------           -----
Consumer Staples -- (7.7%)
    Archer-Daniels-Midland Co............   813,476   27,609,375            0.7%
    CVS Caremark Corp.................... 1,510,745   87,895,144            2.3%
    Kraft Foods Group, Inc...............   607,984   31,305,096            0.8%
    Mondelez International, Inc. Class A. 2,081,099   65,450,564            1.7%
    Other Securities.....................            102,028,494            2.7%
                                                    ------------           -----
Total Consumer Staples...................            314,288,673            8.2%
                                                    ------------           -----
Energy -- (15.1%)
    Anadarko Petroleum Corp..............   845,068   71,627,964            1.9%
    Apache Corp..........................   292,215   21,588,844            0.6%
    Chevron Corp.........................   629,776   76,838,970            2.0%
#   ConocoPhillips....................... 1,766,829  106,804,813            2.8%
#   Hess Corp............................   378,130   27,293,423            0.7%
    Marathon Oil Corp....................   903,937   29,531,622            0.8%
    Marathon Petroleum Corp..............   451,968   35,416,212            0.9%
    National Oilwell Varco, Inc..........   250,948   16,366,829            0.4%
    Phillips 66..........................   883,414   53,844,083            1.4%
    Valero Energy Corp...................   658,099   26,534,552            0.7%
    Other Securities.....................            151,994,322            3.8%
                                                    ------------           -----
Total Energy.............................            617,841,634           16.0%
                                                    ------------           -----
Financials -- (16.4%)
    Bank of America Corp................. 6,406,476   78,863,720            2.1%
    Capital One Financial Corp...........   333,920   19,293,898            0.5%
    Citigroup, Inc....................... 2,115,722   98,719,589            2.6%
    CME Group, Inc.......................   414,385   25,219,471            0.7%
    Goldman Sachs Group, Inc. (The)......   143,685   20,988,068            0.6%
    JPMorgan Chase & Co..................   777,031   38,082,289            1.0%
    MetLife, Inc......................... 1,126,173   43,909,485            1.2%
    Morgan Stanley....................... 1,476,248   32,698,893            0.9%
    Prudential Financial, Inc............   497,625   30,066,503            0.8%
    Other Securities.....................            281,117,491            7.0%
                                                    ------------           -----
Total Financials.........................            668,959,407           17.4%
                                                    ------------           -----
Health Care -- (9.2%)
    Aetna, Inc...........................   503,313   28,910,299            0.8%
    Humana, Inc..........................   236,814   17,550,286            0.5%
    Pfizer, Inc.......................... 5,208,907  151,422,926            3.9%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------

Health Care -- (Continued)
#     Thermo Fisher Scientific, Inc..............    499,520 $   40,301,274            1.1%
#     WellPoint, Inc.............................    504,640     36,798,349            1.0%
      Other Securities...........................               101,977,501            2.5%
                                                             --------------          ------
Total Health Care................................               376,960,635            9.8%
                                                             --------------          ------
Industrials -- (13.1%)
      CSX Corp...................................  1,242,950     30,564,141            0.8%
      General Electric Co........................  5,021,489    111,928,990            2.9%
      Norfolk Southern Corp......................    545,229     42,211,629            1.1%
      Northrop Grumman Corp......................    337,038     25,527,258            0.7%
      Union Pacific Corp.........................    444,064     65,703,709            1.7%
      Other Securities...........................               260,318,337            6.7%
                                                             --------------          ------
Total Industrials................................               536,254,064           13.9%
                                                             --------------          ------
Information Technology -- (5.3%)
      Corning, Inc...............................  1,298,385     18,826,582            0.5%
      Xerox Corp.................................  1,791,473     15,370,838            0.4%
*     Yahoo!, Inc................................  1,048,770     25,936,082            0.7%
      Other Securities...........................               156,667,736            4.0%
                                                             --------------          ------
Total Information Technology.....................               216,801,238            5.6%
                                                             --------------          ------
Materials -- (3.3%)
      International Paper Co.....................    493,615     23,190,033            0.6%
      Other Securities...........................               112,004,914            2.9%
                                                             --------------          ------
Total Materials..................................               135,194,947            3.5%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        54            0.0%
                                                             --------------          ------
Telecommunication Services -- (5.9%)
      AT&T, Inc..................................  4,065,906    152,308,839            4.0%
#     CenturyLink, Inc...........................    536,163     20,143,644            0.5%
*     Sprint Nextel Corp.........................  3,629,981     25,591,366            0.7%
#     Verizon Communications, Inc................    591,335     31,878,870            0.8%
      Other Securities...........................                11,466,508            0.3%
                                                             --------------          ------
Total Telecommunication Services.................               241,389,227            6.3%
                                                             --------------          ------
Utilities -- (0.4%)
      Other Securities...........................                15,540,868            0.4%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             3,838,682,756           99.7%
                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 12,874,625     12,874,625            0.3%
                                                             --------------          ------
                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)

SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@  DFA Short Term Investment Fund............. 20,323,018    235,137,318            6.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,804,329,364)........................              $4,086,694,699          106.1%
                                                             ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  715,452,009           --   --    $  715,452,009
  Consumer Staples............    314,288,673           --   --       314,288,673
  Energy......................    617,841,634           --   --       617,841,634
  Financials..................    668,952,831 $      6,576   --       668,959,407
  Health Care.................    376,920,576       40,059   --       376,960,635
  Industrials.................    536,240,178       13,886   --       536,254,064
  Information Technology......    216,801,238           --   --       216,801,238
  Materials...................    135,194,947           --   --       135,194,947
  Other.......................             --           54   --                54
  Telecommunication Services..    241,389,227           --   --       241,389,227
  Utilities...................     15,540,868           --   --        15,540,868
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....     12,874,625           --   --        12,874,625
Securities Lending Collateral.             --  235,137,318   --       235,137,318
                               -------------- ------------   --    --------------
TOTAL......................... $3,851,496,806 $235,197,893   --    $4,086,694,699
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $237,638 of securities on loan)*......... $3,838,683
Temporary Cash Investments at Value & Cost...............................     12,875
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.    235,137
Receivables:
  Investment Securities Sold.............................................         25
  Dividends, Interest and Tax Reclaims...................................      3,507
  Securities Lending Income..............................................         63
Prepaid Expenses and Other Assets........................................          4
                                                                          ----------
     Total Assets........................................................  4,090,294
                                                                          ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................    235,137
  Investment Securities Purchased........................................      2,288
  Due to Advisor.........................................................        624
Accrued Expenses and Other Liabilities...................................        142
                                                                          ----------
     Total Liabilities...................................................    238,191
                                                                          ----------
NET ASSETS............................................................... $3,852,103
                                                                          ==========
Investments at Cost...................................................... $2,556,317
                                                                          ==========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

   Investment Income
     Dividends..................................................... $ 37,943
     Interest......................................................        7
     Income from Securities Lending................................      345
                                                                    --------
        Total Investment Income....................................   38,295
                                                                    --------
   Expenses
     Investment Advisory Services Fees.............................    3,546
     Accounting & Transfer Agent Fees..............................      148
     Custodian Fees................................................       23
     Shareholders' Reports.........................................        5
     Directors'/Trustees' Fees & Expenses..........................       14
     Professional Fees.............................................       49
     Other.........................................................       14
                                                                    --------
        Total Expenses.............................................    3,799
                                                                    --------
     Net Investment Income (Loss)..................................   34,496
                                                                    --------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   18,424
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  548,227
                                                                    --------
     Net Realized and Unrealized Gain (Loss).......................  566,651
                                                                    --------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $601,147
                                                                    ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         Six Months     Year
                                                                            Ended      Ended
                                                                          April 30,   Oct. 31,
                                                                            2013        2012
-                                                                        ----------- ----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   34,496  $   61,545
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     18,424      64,448
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    548,227     400,114
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    601,147     526,107
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................     61,448      96,522
  Withdrawals...........................................................   (116,968)   (217,478)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............    (55,520)   (120,956)
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    545,627     405,151
Net Assets
  Beginning of Period...................................................  3,306,476   2,901,325
                                                                         ----------  ----------
  End of Period......................................................... $3,852,103  $3,306,476
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                                                                  Period
                                                Six Months       Year        Year        Year        Year         Dec. 1,
                                                   Ended        Ended       Ended       Ended       Ended          2007
                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     to Oct. 31,
                                                   2013          2012        2011        2010        2009          2008
------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return..................................      18.46%(C)      18.47%       6.33%      20.38%      12.76%     (37.44)%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,852,103     $3,306,476  $2,901,325  $2,670,673  $2,289,927  $2,190,724
Ratio of Expenses to Average Net Assets.......       0.22%(B)       0.22%       0.22%       0.22%       0.23%       0.22%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.96%(B)       1.99%       1.61%       1.40%       2.23%       2.09%(B)
Portfolio Turnover Rate.......................          2%(C)         10%         20%         25%         28%         40%(C)
------------------------------------------------------------------------------------------------------------------------------

                                                  Year
                                                 Ended
                                                Nov. 30,
                                                  2007
----------------------------------------------------------

Total Return..................................       0.67%
----------------------------------------------------------
Net Assets, End of Period (thousands)......... $3,858,580
Ratio of Expenses to Average Net Assets.......       0.22%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.61%
Portfolio Turnover Rate.......................         21%
----------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2013, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $84 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Series. For the six months ended April 30, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid to the CCO by the Trust were $28 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
        -                                             --------- -------
        The Tax-Managed U.S. Marketwide Value Series.  $56,449  $80,142

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                           Federal    Unrealized   Unrealized   Appreciation
                                           Tax Cost  Appreciation Depreciation (Depreciation)
                                          ---------- ------------ ------------ --------------
Tax Managed U.S. Marketwide Value Series. $2,805,286  $1,383,961   $(102,552)    $1,281,409

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax position and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   The Period
                                 ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide
  Value Series..................     0.92%        $1,895         11         $1        $4,797

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2013.

H. Securities Lending:

   As of April 30, 2013, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $6,650 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Series had no in-kind redemptions.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as the Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to the Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Series arising from the Lawsuits. Until the Series can do so, no reduction of the net asset value of the Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of the Series' net asset value at this time.

   The Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of the Series will pay or receive, as the case may be, a price based on net asset value of the Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the Series as incurred and in a manner similar to any other expense incurred by the Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-002S

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

SCHEDULE OF PORTFOLIO HOLDINGS                                               1
SCHEDULE OF INVESTMENTS                                                      2
STATEMENT OF ASSETS AND LIABILITIES                                          7
STATEMENT OF OPERATIONS                                                      8
STATEMENTS OF CHANGES IN NET ASSETS                                          9
FINANCIAL HIGHLIGHTS                                                        10
NOTES TO FINANCIAL STATEMENTS                                               11
SUPPLEMENTAL INFORMATION                                                    15
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                             16

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2013 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2013:

                                                 PERCENTAGE OF
                 SECURITY ALLOCATION              INVESTMENTS
                 -------------------             -------------
                 Commercial Paper                     62.0%
                 Repurchase Agreements                19.0
                 U.S. Government Agency Backed
                 Securities                           10.4
                 Yankee Certificates of Deposit        6.3
                 Corporate Bonds                       1.6
                 Yankee Bonds                          0.7
                                                     -----
                 TOTAL INVESTMENTS                   100.0%

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
April 30, 2013

SECURITY DESCRIPTION                               Rate  Maturity Face Amount $ Fair Value $
--------------------                               ----  -------- ------------- ------------
CORPORATE BONDS - 1.6%
(r)Bank of New York Mellon                         0.58% 01/31/14   32,775,000   32,835,667
(r)Coca-Cola Co.                                   0.23% 03/14/14   58,830,000   58,823,116
(r)General Electric Capital Corp.                  0.44% 05/08/13   12,900,000   12,900,710
(r)General Electric Capital Corp.                  1.13% 01/07/14   22,835,000   22,968,996
(r)General Electric Capital Corp.                  0.91% 04/07/14   30,000,000   30,178,860
(r)Toyota Motor Credit Corp.                       0.38% 06/13/13  144,000,000  144,038,160
                                                                   -----------  -----------
TOTAL CORPORATE BONDS (Cost $301,750,253)                          301,340,000  301,745,509
                                                                   -----------  -----------
YANKEE BONDS - 0.7%
(r)Royal Bank of Canada NY                         0.53% 12/20/13   50,000,000   50,077,900
(r)Toronto Dominion Bank NY                        0.46% 07/26/13   26,120,000   26,132,407
(r)Westpac Banking Corp.                           1.01% 12/09/13   10,000,000   10,039,070
(r)Westpac Banking Corp.                           1.01% 03/31/14   47,100,000   47,388,299
                                                                   -----------  -----------
TOTAL YANKEE BONDS (Cost $133,662,733)                             133,220,000  133,637,676
                                                                   -----------  -----------
COMMERCIAL PAPER - 62.0%
(y)++Abbott Laboratories                           0.14% 06/03/13    9,600,000    9,599,616
(y)++Abbott Laboratories                           0.13% 06/10/13   38,600,000   38,596,912
(y)++Abbott Laboratories                           0.13% 07/23/13   30,000,000   29,994,300
(y)++ANZ National International Ltd.               0.29% 05/29/13  100,000,000   99,990,000
(y)++ANZ National International Ltd.               0.21% 08/07/13   50,000,000   49,980,000
(y)++ASB Finance Ltd. London                       0.24% 08/21/13   34,950,000   34,924,137
(y)++Australia & New Zealand Banking Group         0.18% 06/21/13   50,000,000   49,991,000
(y)++Australia & New Zealand Banking Group         0.20% 07/12/13   50,000,000   49,986,500
(y)++Australia & New Zealand Banking Group         0.19% 08/15/13  130,000,000  129,941,500
(y)++Australia & New Zealand Banking Group         0.23% 09/05/13   15,000,000   14,991,150
(y)++Australia & New Zealand Banking Group         0.22% 09/12/13   65,000,000   64,958,400
(y)Banque et Caisse d'Epargne de I'Etat            0.34% 05/13/13   50,000,000   49,997,500
(y)Banque et Caisse d'Epargne de I'Etat            0.22% 05/21/13   15,000,000   14,998,650
(y)Banque et Caisse d'Epargne de I'Etat            0.20% 06/11/13   40,500,000   40,491,900
(y)Banque et Caisse d'Epargne de I'Etat            0.22% 06/14/13   50,000,000   49,989,500
(y)Banque et Caisse d'Epargne de I'Etat            0.22% 06/21/13   15,000,000   14,995,950
(y)Banque et Caisse d'Epargne de I'Etat            0.36% 06/26/13   75,000,000   74,976,750
(y)Banque et Caisse d'Epargne de I'Etat            0.23% 07/10/13   40,000,000   39,983,600
(y)Banque et Caisse d'Epargne de I'Etat            0.23% 07/11/13   50,000,000   49,979,000
(y)Banque et Caisse d'Epargne de I'Etat            0.25% 07/16/13   60,000,000   59,973,000
(y)Banque et Caisse d'Epargne de I'Etat            0.25% 07/19/13   40,000,000   39,981,200
(y)Banque et Caisse d'Epargne de I'Etat            0.21% 07/29/13   50,000,000   49,972,500
(y)Banque et Caisse d'Epargne de I'Etat            0.22% 08/15/13   50,000,000   49,962,500
(y)++Basin Electric Power Cooperative              0.12% 05/08/13    5,000,000    4,999,850
(y)++BNZ International Funding Ltd.                0.21% 06/20/13   17,550,000   17,544,735
(y)++Bristol-Myers Squibb Co.                      0.09% 05/16/13   75,000,000   74,996,875
(y)++Caisse des Depots et Consignations            0.37% 05/21/13   30,000,000   29,997,000
(y)++Caisse des Depots et Consignations            0.32% 06/14/13   30,000,000   29,992,200
(y)++Caisse des Depots et Consignations            0.22% 06/19/13   79,000,000   78,976,300
(y)++Caisse des Depots et Consignations            0.21% 06/20/13  110,000,000  109,967,000
(y)++Caisse des Depots et Consignations            0.22% 06/21/13  100,000,000   99,969,000
(y)++Caisse des Depots et Consignations            0.21% 07/30/13   70,000,000   69,957,300
(y)++Caisse des Depots et Consignations            0.27% 10/15/13  100,000,000   99,864,000
(y)Caterpillar Financial Services Corp.            0.10% 05/10/13   50,000,000   49,998,500
(y)++Coca-Cola Co.                                 0.16% 06/10/13   40,000,000   39,996,800
(y)++Coca-Cola Co.                                 0.16% 06/19/13   50,000,000   49,994,500
(y)++Coca-Cola Co.                                 0.14% 06/26/13   30,000,000   29,996,100
(y)++Coca-Cola Co.                                 0.18% 07/11/13   50,000,000   49,992,000
(y)++Coca-Cola Co.                                 0.15% 07/16/13   33,000,000   32,994,390
(y)++Coca-Cola Co.                                 0.12% 07/19/13   10,662,000   10,660,081
(y)++Coca-Cola Co.                                 0.18% 08/15/13   26,300,000   26,293,688
(y)++Coca-Cola Co.                                 0.18% 09/05/13   19,625,000   19,619,113
(y)++Coca-Cola Co.                                 0.15% 09/17/13   11,600,000   11,596,056
(y)++Colgate-Palmolive Co.                         0.07% 05/09/13   45,000,000   44,999,663
(y)++Commonwealth Bank of Australia                0.18% 05/28/13   50,000,000   49,995,000
(y)++Commonwealth Bank of Australia                0.22% 06/05/13  118,150,000  118,133,459

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2013

SECURITY DESCRIPTION                                         Rate  Maturity Face Amount $ Fair Value $
--------------------                                         ----  -------- ------------- ------------
COMMERCIAL PAPER - 62.0% (CONTINUED)
(y)++Commonwealth Bank of Australia                          0.18% 06/07/13   50,000,000   49,992,500
(y)++Commonwealth Bank of Australia                          0.18% 07/03/13   50,000,000   49,985,500
(y)++Commonwealth Bank of Australia                          0.18% 07/08/13   23,219,000   23,211,570
(y)++Commonwealth Bank of Australia                          0.18% 07/26/13  100,000,000   99,955,000
(y)++Commonwealth Bank of Australia                          0.22% 09/11/13   50,000,000   49,961,000
(y)++Commonwealth Bank of Australia                          0.23% 10/22/13   65,000,000   64,933,700
(y)++CPPIB Capital, Inc.                                     0.15% 05/21/13   70,000,000   69,993,700
(y)++CPPIB Capital, Inc.                                     0.12% 06/03/13   66,500,000   66,488,695
(y)++CPPIB Capital, Inc.                                     0.16% 07/16/13   12,000,000   11,994,360
(y)++CPPIB Capital, Inc.                                     0.16% 07/24/13   48,000,000   47,975,040
(y)++CPPIB Capital, Inc.                                     0.19% 08/22/13   50,000,000   49,962,500
(y)++CPPIB Capital, Inc.                                     0.19% 09/11/13   30,000,000   29,972,700
(y)++CPPIB Capital, Inc.                                     0.19% 10/23/13  100,000,000   99,878,000
(y)++CPPIB Capital, Inc.                                     0.20% 10/28/13   55,000,000   54,930,700
(y)++DBS Bank Ltd.                                           0.21% 07/17/13  100,000,000   99,955,000
(y)++DBS Bank Ltd.                                           0.21% 07/19/13   50,000,000   49,976,500
(y)++DBS Bank Ltd.                                           0.21% 07/22/13   50,000,000   49,975,500
(y)++DBS Bank Ltd.                                           0.22% 08/08/13   49,600,000   49,568,752
(y)++DBS Bank Ltd.                                           0.25% 08/26/13   50,000,000   49,961,000
(y)++DBS Bank Ltd.                                           0.25% 09/16/13   14,000,000   13,986,280
(y)++DBS Bank Ltd.                                           0.25% 09/17/13   73,150,000   73,078,313
(y)++DBS Bank Ltd.                                           0.25% 10/04/13   50,000,000   49,941,500
(y)++Emerson Electric Co.                                    0.11% 06/24/13    4,400,000    4,399,252
(y)Export Development Canada                                 0.13% 08/28/13   50,000,000   49,986,500
(y)General Electric Capital Corp.                            0.24% 05/02/13  100,000,000  100,000,000
(y)General Electric Capital Corp.                            0.18% 08/22/13  150,000,000  149,911,500
(y)General Electric Capital Corp.                            0.24% 09/10/13  100,000,000   99,923,000
(y)++Hydro-Quebec                                            0.11% 06/07/13   68,000,000   67,988,440
(y)JPMorgan Chase & Co.                                      0.17% 06/11/13   25,000,000   24,996,500
(y)JPMorgan Chase & Co.                                      0.17% 06/12/13   50,000,000   49,993,000
(y)JPMorgan Chase & Co.                                      0.17% 06/21/13   45,000,000   44,990,550
(y)JPMorgan Chase & Co.                                      0.17% 07/05/13   75,000,000   74,975,250
(y)JPMorgan Chase & Co.                                      0.16% 07/11/13   90,000,000   89,967,600
(y)JPMorgan Chase & Co.                                      0.16% 07/17/13   20,000,000   19,992,200
(y)++Kingdom of Denmark                                      0.11% 05/14/13   45,000,000   44,998,650
(y)++Kingdom of Denmark                                      0.10% 05/23/13  100,000,000   99,996,000
(y)++Kingdom of Denmark                                      0.09% 05/30/13   60,000,000   59,996,502
(y)++Kingdom of Denmark                                      0.08% 06/04/13   60,000,000   59,994,924
(y)++Kingdom of Denmark                                      0.11% 07/17/13   86,000,000   85,977,640
(y)++Koch Resources LLC                                      0.09% 05/08/13   50,000,000   49,998,500
(y)++Koch Resources LLC                                      0.09% 05/17/13   50,000,000   49,996,500
(y)++Kreditanstalt Fur Wiederaufbau                          0.19% 06/25/13  175,000,000  174,966,749
(y)++Kreditanstalt Fur Wiederaufbau                          0.19% 07/05/13   30,000,000   29,992,200
(y)++Kreditanstalt Fur Wiederaufbau                          0.19% 07/08/13   25,000,000   24,993,000
(y)++Kreditanstalt Fur Wiederaufbau                          0.16% 07/11/13   32,000,000   31,990,400
(y)++Kreditanstalt Fur Wiederaufbau                          0.17% 07/18/13   50,000,000   49,982,500
(y)++Kreditanstalt Fur Wiederaufbau                          0.19% 07/19/13   60,000,000   59,978,400
(y)++Kreditanstalt Fur Wiederaufbau                          0.19% 07/25/13   70,000,000   69,971,300
(y)++Kreditanstalt Fur Wiederaufbau                          0.19% 08/15/13   50,000,000   49,972,500
(y)++National Australia Funding                              0.08% 05/01/13   80,000,000   79,999,800
(y)++National Australia Funding                              0.18% 07/15/13   50,000,000   49,983,000
(y)++National Australia Funding                              0.24% 08/05/13   35,050,000   35,033,176
(y)++National Australia Funding                              0.19% 08/27/13  100,000,000   99,934,000
(y)++National Australia Funding                              0.20% 09/03/13   75,000,000   74,946,750
(y)++National Australia Funding                              0.15% 09/09/13   50,000,000   49,962,500
(y)++National Australia Funding                              0.21% 10/07/13   50,000,000   49,952,500
(y)National Rural Utilities Cooperative Finance Corp.        0.12% 05/29/13   55,000,000   54,991,750
(y)++Nestle Capital Corp.                                    0.17% 08/13/13   81,500,000   81,481,255
(y)Nestle Finance International Ltd.                         0.13% 05/13/13  100,000,000   99,999,000
(y)Nestle Finance International Ltd.                         0.12% 05/20/13   25,000,000   24,999,250
(y)Nestle Finance International Ltd.                         0.12% 05/22/13   50,000,000   49,998,000

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2013

SECURITY DESCRIPTION                               Rate  Maturity Face Amount $ Fair Value $
--------------------                               ----  -------- ------------- ------------
COMMERCIAL PAPER - 62.0% (CONTINUED)
(y)Nestle Finance International Ltd.               0.13% 05/23/13   25,000,000   24,999,000
(y)Nestle Finance International Ltd.               0.14% 06/11/13   31,900,000   31,897,129
(y)Nestle Finance International Ltd.               0.16% 07/16/13   50,000,000   49,988,500
(y)Nestle Finance International Ltd.               0.18% 08/05/13   75,000,000   74,976,750
(y)Nestle Finance International Ltd.               0.19% 09/04/13   40,000,000   39,981,200
(y)Nordea North America, Inc.                      0.19% 06/06/13   50,000,000   49,992,500
(y)Nordea North America, Inc.                      0.19% 06/13/13   70,000,000   69,987,400
(y)Nordea North America, Inc.                      0.20% 07/02/13   22,175,000   22,168,791
(y)Nordea North America, Inc.                      0.16% 07/16/13   47,075,000   47,057,582
(y)Nordea North America, Inc.                      0.20% 08/09/13   50,000,000   49,973,000
(y)Nordea North America, Inc.                      0.23% 08/15/13  100,000,000   99,941,000
(y)Nordea North America, Inc.                      0.23% 08/21/13   60,000,000   59,961,600
(y)Nordea North America, Inc.                      0.19% 08/22/13   50,000,000   49,967,500
(y)Nordea North America, Inc.                      0.23% 08/23/13   30,000,000   29,980,500
(y)Nordea North America, Inc.                      0.22% 09/12/13   50,000,000   49,958,000
(y)++NRW Bank AG                                   0.18% 05/06/13   50,000,000   49,999,000
(y)++NRW Bank AG                                   0.15% 05/07/13   50,000,000   49,998,500
(y)++NRW Bank AG                                   0.18% 05/10/13   50,000,000   49,998,000
(y)++NRW Bank AG                                   0.15% 05/13/13   50,000,000   49,997,000
(y)++NRW Bank AG                                   0.17% 05/22/13  100,000,000   99,990,000
(y)++NRW Bank AG                                   0.19% 06/11/13   20,000,000   19,995,800
(y)++NRW Bank AG                                   0.18% 06/14/13   50,000,000   49,989,000
(y)++NRW Bank AG                                   0.19% 07/03/13   40,000,000   39,986,400
(y)++NRW Bank AG                                   0.20% 08/27/13  100,000,000   99,931,000
(y)Oesterreich Kontrollbank AG                     0.17% 05/13/13  115,000,000  114,994,250
(y)Oesterreich Kontrollbank AG                     0.15% 06/03/13   52,230,000   52,222,166
(y)Oesterreich Kontrollbank AG                     0.19% 06/11/13   55,270,000   55,258,946
(y)Oesterreich Kontrollbank AG                     0.17% 07/25/13   25,000,000   24,987,000
(y)Oesterreich Kontrollbank AG                     0.19% 08/14/13  142,680,000  142,574,417
(y)Oesterreich Kontrollbank AG                     0.24% 09/30/13   12,380,000   12,362,544
(y)++Old Line Funding LLC                          0.16% 05/17/13   50,000,000   49,998,500
(y)++Old Line Funding LLC                          0.18% 05/20/13   30,000,000   29,999,100
(y)++Old Line Funding LLC                          0.15% 06/17/13    4,367,000    4,366,563
(y)PACCAR Financial Corp.                          0.09% 05/16/13   18,000,000   17,998,625
(y)PACCAR Financial Corp.                          0.15% 06/06/13    7,050,000    7,048,590
(y)++Parker Hannifin Corp.                         0.11% 05/28/13   26,400,000   26,396,040
(y)++PepsiCo, Inc.                                 0.05% 05/02/13  100,000,000  100,000,000
(y)++Procter & Gamble Co.                          0.14% 06/12/13   75,000,000   74,993,250
(y)++Procter & Gamble Co.                          0.14% 06/21/13  100,000,000   99,988,000
(y)Province of Ontario                             0.14% 07/11/13   90,000,000   89,962,200
(y)Province of Ontario                             0.13% 07/15/13   75,000,000   74,966,250
(y)++Province of Quebec                            0.12% 06/27/13   30,000,000   29,989,500
(y)++Province of Quebec                            0.14% 07/18/13   50,000,000   49,976,000
(y)++Province of Quebec                            0.13% 07/22/13  100,000,000   99,949,000
(y)++Province of Quebec                            0.15% 08/27/13  100,000,000   99,924,000
(y)++Province of Quebec                            0.15% 08/29/13  100,000,000   99,923,000
(y)Queensland Treasury Corp.                       0.18% 05/22/13   30,000,000   29,997,600
(y)Queensland Treasury Corp.                       0.17% 06/19/13   76,000,000   75,984,040
(y)Queensland Treasury Corp.                       0.21% 08/05/13  100,000,000   99,956,000
(y)Rabobank USA Financial Corp.                    0.30% 05/31/13   19,000,000   18,997,530
(y)Rabobank USA Financial Corp.                    0.30% 06/03/13  100,000,000   99,986,000
(y)Rabobank USA Financial Corp.                    0.30% 06/12/13  100,000,000   99,982,000
(y)Rabobank USA Financial Corp.                    0.23% 10/15/13   80,000,000   79,927,200
(y)Rabobank USA Financial Corp.                    0.23% 11/06/13   30,000,000   29,965,200
(y)++Roche Holdings, Inc.                          0.15% 05/22/13   29,000,000   28,998,260
(y)++Roche Holdings, Inc.                          0.16% 06/05/13   25,000,000   24,997,500
(y)++Roche Holdings, Inc.                          0.16% 06/11/13   27,500,000   27,496,700
(y)++Rockwell Collins, Inc.                        0.10% 05/17/13   50,000,000   49,996,000
(y)++Sanofi-Aventis                                0.14% 06/20/13  123,422,000  123,399,784
(y)++Sanofi-Aventis                                0.13% 06/25/13   17,000,000   16,996,600
(y)++Siemens Capital Co. LLC                       0.14% 06/18/13   20,400,000   20,395,104

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
April 30, 2013

SECURITY DESCRIPTION                               Rate  Maturity Face Amount $   Fair Value $
--------------------                               ----  -------- -------------- --------------
COMMERCIAL PAPER - 62.0% (CONTINUED)
(y)++Siemens Capital Co. LLC                       0.12% 06/19/13    104,000,000    103,974,000
(y)++Standard Chartered Bank PLC                   0.19% 05/06/13    100,000,000     99,998,000
(y)++Standard Chartered Bank PLC                   0.22% 05/22/13     45,000,000     44,995,950
(y)++Standard Chartered Bank PLC                   0.21% 05/30/13     60,000,000     59,992,800
(y)++Standard Chartered Bank PLC                   0.22% 06/04/13     50,000,000     49,993,000
(y)++Standard Chartered Bank PLC                   0.21% 06/11/13     50,000,000     49,991,500
(y)++Standard Chartered Bank PLC                   0.20% 06/13/13     40,000,000     39,992,800
(y)++Standard Chartered Bank PLC                   0.20% 06/17/13     35,000,000     34,992,650
(y)++Standard Chartered Bank PLC                   0.20% 06/19/13     18,000,000     17,996,040
(y)++Standard Chartered Bank PLC                   0.18% 07/11/13     50,000,000     49,981,000
(y)++Standard Chartered Bank PLC                   0.18% 07/23/13     25,000,000     24,988,500
(y)++Standard Chartered Bank PLC                   0.18% 07/24/13     45,000,000     44,978,850
(y)++Svenska Handelsbanken, Inc.                   0.22% 07/12/13     15,000,000     14,993,850
(y)++Svenska Handelsbanken, Inc.                   0.19% 07/23/13     50,500,000     50,475,255
(y)++Svenska Handelsbanken, Inc.                   0.25% 09/10/13     90,000,000     89,920,800
(y)++Svenska Handelsbanken, Inc.                   0.25% 09/18/13     65,000,000     64,937,600
(y)++Svenska Handelsbanken, Inc.                   0.25% 10/02/13     50,000,000     49,946,000
(y)++Svenska Handelsbanken, Inc.                   0.24% 10/21/13     65,000,000     64,918,750
(y)++Svenska Handelsbanken, Inc.                   0.23% 10/22/13     15,000,000     14,981,100
(y)Swedish Export Credit Corp.                     0.23% 05/08/13     20,000,000     19,999,400
(y)Swedish Export Credit Corp.                     0.17% 07/12/13    100,000,000     99,958,000
(y)++Toronto Dominion Holdings                     0.18% 06/14/13     50,000,000     49,993,000
(y)++Toronto Dominion Holdings                     0.18% 06/25/13     25,000,000     24,995,750
(y)++Toronto Dominion Holdings                     0.17% 07/18/13     75,000,000     74,980,500
(y)++Total Capital Canada Ltd.                     0.12% 05/02/13     65,500,000     65,499,345
(y)++Total Capital Canada Ltd.                     0.09% 05/14/13    165,000,000    164,991,750
(y)++Total Capital SA                              0.09% 05/03/13    196,000,000    195,998,686
(y)Toyota Motor Credit Corp.                       0.15% 07/09/13    100,000,000     99,973,000
(y)Toyota Motor Credit Corp.                       0.16% 07/22/13    100,000,000     99,967,000
(y)Toyota Motor Credit Corp.                       0.15% 08/06/13    100,000,000     99,954,000
(y)++Wal-Mart Stores, Inc.                         0.12% 06/19/13     98,000,000     97,989,220
(y)Wells Fargo & Co.                               0.15% 06/05/13     40,000,000     39,992,400
(y)Wells Fargo & Co.                               0.17% 06/12/13    100,000,000     99,976,000
(y)++Westpac Banking Corp.                         0.32% 09/04/13     50,000,000     49,980,500
                                                                  -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $11,637,528,237)                     11,641,805,000 11,637,643,130
                                                                  -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 6.3%
(r)Bank of Nova Scotia                             0.53% 07/19/13     30,000,000     30,033,900
(r)National Australia Bank NY                      0.37% 05/06/13     25,000,000     25,000,525
(r)National Australia Bank NY                      0.36% 05/29/13     50,000,000     50,014,000
(r)Rabobank Nederland NV NY                        0.45% 05/02/13     50,000,000     50,000,000
(r)Rabobank Nederland NV NY                        0.63% 01/17/14     39,000,000     39,095,550
(r)Royal Bank of Canada NY                         0.34% 08/12/13    100,000,000    100,044,300
(r)Royal Bank of Canada NY                         0.34% 08/30/13    100,000,000    100,061,000
(r)Royal Bank of Canada NY                         0.32% 04/17/14    100,000,000     99,981,000
(r)Royal Bank of Canada NY                         0.31% 04/29/14    150,000,000    149,970,000
(r)Svenska Handelsbanken NY                        0.83% 09/25/13    102,875,000    103,144,533
Svenska Handelsbanken NY                           0.25% 10/18/13    100,000,000     99,993,000
(r)Toronto Dominion Bank NY                        0.29% 05/15/13     40,000,000     40,002,800
(r)Toronto Dominion Bank NY                        0.28% 09/13/13    200,000,000    200,106,000
(r)Toronto Dominion Bank NY                        0.26% 04/25/14     95,000,000     94,981,950
                                                                  -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $1,182,211,695)                                            1,181,875,000  1,182,428,558
                                                                  -------------- --------------
U.S. GOVERNMENT AGENCY BACKED SECURITIES - 10.4%
(y)Federal Home Loan Bank                          0.11% 05/10/13    150,000,000    149,999,250
(y)Federal Home Loan Bank                          0.12% 05/15/13    178,800,000    178,798,570
(y)Federal Home Loan Bank                          0.11% 05/16/13     50,000,000     49,999,600
(y)Federal Home Loan Bank                          0.09% 05/22/13    232,000,000    231,997,216
(y)Federal Home Loan Bank                          0.09% 05/24/13     25,000,000     24,999,675
(y)Federal Home Loan Bank                          0.10% 06/05/13     50,000,000     49,998,550
(y)Federal Home Loan Bank                          0.11% 06/07/13    100,000,000     99,996,900
(y)Federal Home Loan Bank                          0.10% 06/12/13    206,000,000    205,992,790

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (concluded)
April 30, 2013

SECURITY DESCRIPTION                                                                 Rate  Maturity Face Amount $  Fair Value $
--------------------                                                                 ----  -------- ------------- ---------------
U.S. GOVERNMENT AGENCY BACKED SECURITIES - 10.4% (CONTINUED)
(y)Federal Home Loan Bank                                                            0.06% 06/26/13   100,000,000      99,995,300
(y)Federal Home Loan Bank                                                            0.08% 07/10/13    56,250,000      56,245,613
(y)Federal Home Loan Bank                                                            0.07% 07/12/13    82,744,000      82,737,380
(y)Federal Home Loan Bank                                                            0.07% 07/17/13   100,000,000      99,991,400
(y)Federal Home Loan Bank                                                            0.07% 07/24/13   100,000,000      99,990,700
(y)Federal Home Loan Mortgage Corp.                                                  0.11% 05/06/13    16,500,000      16,499,951
(y)Federal Home Loan Mortgage Corp.                                                  0.05% 06/04/13    48,260,000      48,258,649
(y)Federal Home Loan Mortgage Corp.                                                  0.11% 06/17/13    85,000,000      84,996,685
(y)Federal Home Loan Mortgage Corp.                                                  0.11% 06/25/13   100,000,000      99,995,399
(y)Federal National Mortgage Assoc.                                                  0.12% 05/02/13   100,000,000      99,999,900
(y)Federal National Mortgage Assoc.                                                  0.11% 06/05/13    30,546,000      30,545,114
(y)Federal National Mortgage Assoc.                                                  0.12% 06/18/13   100,000,000      99,996,000
(y)Federal National Mortgage Assoc.                                                  0.07% 07/01/13    25,600,000      25,598,259
                                                                                                    ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY BACKED SECURITIES (Cost $1,936,521,359)                                1,936,700,000   1,936,632,901
                                                                                                    ------------- ---------------
REPURCHASE AGREEMENTS - 19.0%
Bank of America (Purchased on 04/30/13, Proceeds at maturity $100,000,389 collateralized by U.S. Treasury Security, 1.63%, 08/15/22, market value
  $102,000,067)                                                                      0.14% 05/01/13   100,000,000     100,000,000
Barclays Capital Group LLC (Purchased on 04/30/13, Proceeds at maturity
  $500,002,083 collateralized by U.S. Treasury Securities, 0.63% - 2.00%, 04/30/16
  - 11/30/17, market value $510,000,048)                                             0.15% 05/01/13   500,000,000     500,000,000
Deutsche Bank (Purchased on 04/30/13, Proceeds at maturity $745,002,897 collateralized by U.S. Treasury Securities, 0.25% - 2.00%, 03/31/14 - 02/15/22,
  market value $759,900,025)                                                         0.14% 05/01/13   745,000,000     745,000,000
Deutsche Bank (Purchased on 04/30/13, Proceeds at maturity $100,000,417 collateralized by U.S. Government Agency Backed Securities, 0.45% - 2.75%,
  03/13/14 - 11/24/15, market value $102,000,117)                                    0.15% 05/01/13   100,000,000     100,000,000
Goldman Sachs & Co. (Purchased on 04/30/13, Proceeds at maturity $100,000,444 collateralized by U.S. Government Agency Backed Securities, 2.50% - 7.50%,
  09/15/25 - 04/15/43, market value $102,000,000)                                    0.16% 05/01/13   100,000,000     100,000,000
HSBC (Purchased on 04/30/13, Proceeds at maturity $600,002,333 collateralized by
  U.S. Treasury Securities, 0.13% - 7.25%, 09/30/13 - 06/30/19, market value
  $612,003,617)                                                                      0.14% 05/01/13   600,000,000     600,000,000
JPMorgan Chase Bank (Purchased on 04/30/13, Proceeds at maturity $500,002,083 collateralized by U.S. Government Agency Backed Securities, 0.00% - 4.38%,
  06/10/13 - 01/17/23, market value $510,002,949)                                    0.15% 05/01/13   500,000,000     500,000,000
JPMorgan Chase Bank (Purchased on 04/30/13, Proceeds at maturity $300,001,167 collateralized by U.S. Government Agency Backed Securities, 0.00% - 4.38%,
  05/01/13 - 10/25/22, market value $306,004,367)                                    0.14% 05/01/13   300,000,000     300,000,000
The Toronto Dominion Bank NY (Purchased on 04/30/13, Proceeds at maturity
  $620,002,583 collateralized by U.S. Government Agency Backed Securities, 0.00% -
  6.75%, 05/28/13 - 07/15/32, market value $632,401,427)                             0.15% 05/01/13   620,000,000     620,000,000
                                                                                                    ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,565,000,000)                                                   3,565,000,000   3,565,000,000
                                                                                                    ------------- ---------------
TOTAL INVESTMENTS (Cost $18,756,674,277) - 100.0%                                                                 $18,757,087,774
                                                                                                                  ===============

LLC--Limited Liability Co.
NY--New York Shares
PLC--Public Limited Company
AG--Aktiengesellschaft (German & Swiss stock corporation)

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2013 was $7,679,797,670 which represented 41.0% of the total investments of the Fund.
(r)  The adjustable/variable rate shown is effective as of 04/30/13.
(y)  The rate shown is the effective yield.

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013
(UNAUDITED)

ASSETS:
Investments, at value                                           $15,192,087,774
Repurchase agreements, at value                                   3,565,000,000
                                                                ---------------
       Total Investments                                         18,757,087,774
                                                                ---------------
Cash                                                                280,414,309
Interest receivable                                                     745,794
Prepaid expenses                                                         25,489
                                                                ---------------
       Total Assets                                              19,038,273,366
                                                                ---------------
LIABILITIES:
Payable for investments purchased                                   137,098,790
Distributions payable                                                 1,534,986
Accrued expenses and other payables:
   Investment Advisory Fees                                             649,646
   Director/Trustee Fees                                                184,208
   Administration Fees                                                   40,536
   Professional Fees                                                    124,557
   CCO Fees                                                               3,303
   Other Expenses                                                        13,016
                                                                ---------------
       Total Liabilities                                            139,649,044
                                                                ---------------
Net Assets                                                      $18,898,624,322
                                                                ===============
NET ASSETS CONSIST OF:
Capital                                                         $18,898,077,946
Undistributed Net Investment Income                                      50,536
Accumulated Net Realized Gains from Investment Transactions              82,343
Net Unrealized Appreciation on Investments                              413,497
                                                                ---------------
Net Assets                                                      $18,898,624,322
                                                                ===============
Shares of Beneficial Interest (Unlimited Number of Shares
  Authorized, No Par value)                                       1,633,368,880
Net Asset Value (Offering and Redemption Price Per Share)       $         11.57
                                                                ===============
Investments at cost                                             $18,756,674,277

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2013
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $13,915,987
                                                                   -----------
   Total Investment Income                                          13,915,987
                                                                   -----------
EXPENSES:
Investment Advisory Fees                                             3,251,311
Administration Fees                                                    455,246
Professional Fees                                                       98,245
Director/Trustee Fees                                                   73,955
CCO Fees                                                                12,383
Other Expenses                                                          45,483
                                                                   -----------
   Total Expenses Before Fee Reductions                              3,936,623
                                                                   -----------
Fees Paid Indirectly                                                  (234,262)
                                                                   -----------
   Net Expenses                                                      3,702,361
                                                                   -----------
Net Investment Income                                               10,213,626
                                                                   -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions                         83,049
Change in Unrealized Appreciation on Investments                      (800,824)
                                                                   -----------
Net Realized\Unrealized Gains (Losses) from Investments               (717,775)
                                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 9,495,851
                                                                   ===========

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX MONTHS
                                                                 ENDED         FOR THE YEAR ENDED
                                                             APRIL 30, 2013     OCTOBER 31, 2012
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                    $     10,213,626   $     32,503,772
   Net Realized Gains from Investments Transactions                   83,049            452,500
   Net Change in Unrealized Appreciation/Depreciation on
   Investments                                                      (800,824)         1,214,321
                                                            ----------------   ----------------
   Change in net assets resulting from operations                  9,495,851         34,170,593
                                                            ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                         (10,163,090)       (32,503,772)
   Net Realized Gain                                                (449,921)           (77,359)
                                                            ----------------   ----------------
Change in Net Assets from Distributions to Shareholders          (10,613,011)       (32,581,131)
                                                            ----------------   ----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                34,284,073,362     64,025,904,825
   Dividends Reinvested                                               11,707             17,206
   Cost of Shares Redeemed                                   (29,828,130,416)   (64,803,346,489)
                                                            ----------------   ----------------
Change in Net Assets from Capital Transactions                 4,455,954,653       (777,424,458)
                                                            ----------------   ----------------
Change in Net Assets                                           4,454,837,493       (775,834,996)
                                                            ----------------   ----------------
NET ASSETS:
Beginning of Period                                           14,443,786,829     15,219,621,825
                                                            ----------------   ----------------
End of Period                                               $ 18,898,624,322   $ 14,443,786,829
                                                            ================   ================
Undistributed Net Investment Income                         $         50,536   $             --
                                                            ================   ================
SHARES TRANSACTIONS:
   Shares Issued                                               2,963,186,981      5,533,786,070(a)
   Shares Reinvested                                                   1,012              1,487(a)
   Shares Redeemed                                            (2,578,057,945)    (5,600,980,682)(a)
                                                            ----------------   ----------------
Change in Shares                                                 385,130,048        (67,193,125)
                                                            ----------------   ----------------

(a) As described in Note I, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.

                       See notes to financial statements

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                FOR THE SIX      FOR THE        FOR THE        FOR THE
                                                  MONTHS          YEAR           YEAR           PERIOD
                                                   ENDED          ENDED          ENDED          ENDED
                                                 4/30/2013     10/31/2012+    10/31/2011+    10/31/2010*+
                                              -----------     -----------    -----------    ------------
                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD          $     11.57     $     11.57    $     11.57    $     11.57
INVESTMENT ACTIVITIES:
   Net Investment Income                             0.01            0.02           0.02           0.02
   Net Realized and Unrealized Gain/(Losses)
     on Investments                                    --(a)           --(a)          --(a)          --(a)
                                              -----------     -----------    -----------    -----------
Total from Investment Activities                     0.01            0.02           0.02           0.02
                                              -----------     -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                            (0.01)          (0.02)         (0.02)         (0.02)
   Net Realized Gains                                  --(a)           --(a)          --(a)          --(a)
                                              -----------     -----------    -----------    -----------
TOTAL DISTRIBUTIONS                                 (0.01)          (0.02)         (0.02)         (0.02)
                                              -----------     -----------    -----------    -----------
Net Asset Value, End of Period                $     11.57     $     11.57    $     11.57    $     11.57
                                              -----------     -----------    -----------    -----------
Total Return                                         0.08%(b)        0.21%          0.18%          0.17%(b)
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)             $18,898,624     $14,443,787    $15,219,622    $13,815,049
Ratios to Average Net Assets:
Net Investment Income(c)                             0.16%           0.21%          0.18%          0.23%
Gross Expenses(c)                                    0.06%           0.06%          0.06%          0.06%
Net Expenses(c)(d)                                   0.06%           0.06%          0.06%          0.06%

*    For the Period February 1, 2010 (commencement of operations) to
     October 31, 2010.
+ As described in Note J, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a)  Amount less than $0.005.
(b)  Not annualized.
(c)  Annualized for period less than one year.
(d) Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See notes to financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited)
April 30, 2013

A. ORGANIZATION

The DFA Investment Trust Company, (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven portfolios one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining operational portfolios are presented in separate reports.

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Directors/Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated bid-side prices provided by one or more independent pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended April 30, 2013, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

For the six months ended April 30, 2013, there were no transfers between Level 1 and Level 2, and no Level 3 investments held by the Dimensional Short Term Investment Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2013:

                                                 LEVEL 1        LEVEL 2         LEVEL 3
                                              INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                                SECURITIES     SECURITIES      SECURITIES
                                              -------------- --------------- --------------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                             $        --   $   301,745,509  $        --
   Yankee Bonds                                                  133,637,676
   Commercial Paper                                     --    11,637,643,130           --
   Yankee Certificates of Deposit                       --     1,182,428,558           --
   U.S. Government Agency Backed Securities             --     1,936,632,901           --
   Repurchase Agreements                                       3,565,000,000
                                               -----------   ---------------  -----------
TOTAL                                          $        --   $18,757,087,774  $        --
                                               ===========   ===============  ===========

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited)
April 30, 2013

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2013, the Fund's total liability of $153,600 for deferred compensation to Trustees is included in "Director/Trustee" fees payable on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount using the effective interest method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

4. ALLOCATIONS - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective funds in the Trust based upon relative net assets or on another reasonable basis.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash losses and post-October loss deferrals) or permanent (e.g., reclassification of market discounts, certain gain/loss, paydowns, and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, attributable to distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share:

                                                  DECREASE IN        INCREASE IN
                                                 UNDISTRIBUTED     ACCUMULATED NET
                                             NET INVESTMENT INCOME REALIZED GAINS
                                             --------------------- ---------------
   The DFA Short Term Investment Fund              ($74,074)           $74,074

As of April 30, 2013, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were equal to the amounts reported for financial reporting purposes.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the prior three tax year ends and the interim tax period since then).

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited)
April 30, 2013

The tax character of distributions paid to shareholders during the period ended October 31, 2012 was as follows:

                                          DISTRIBUTIONS PAID FROM
                                         -------------------------
                                         NET INVESTMENT TAX-EXEMPT TOTAL DISTRIBUTIONS
                                             INCOME       INCOME          PAID
                                         -------------- ---------- -------------------
The DFA Short Term Investment Fund        $32,581,131    $    --       $32,581,131

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                       UNDISTRIBUTED                                                             TOTAL
                                    -------------------                           ACCUMULATED    UNREALIZED   ACCUMULATED
                                    ORDINARY TAX-EXEMPT ACCUMULATED DISTRIBUTIONS CAPITAL AND   APPRECIATION   EARNINGS
                                     INCOME    INCOME    EARNINGS      PAYABLE    OTHER LOSSES (DEPRECIATION)  (DEFICIT)
                                    -------- ---------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $633,002   $6,700    $639,702      $    --      $    --      $1,214,231   $1,854,023

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor (as defined below) has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required at all times, to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS - Certain officers of the Advisor are also officers of the Fund; however, such officers (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. Amounts paid to the Fund's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.007% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT

The Trust, together with other Dimensional-advised portfolios entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon. Each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (Unaudited)
April 30, 2013

portion of the line of credit. The agreement for the discretionary line of credit was terminated by The Bank of New York Mellon effective March 29, 2013. There were no borrowings by the Fund under this line of credit during the period ended March 29, 2013.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Fund under this line of credit during the six period ended April 30, 2013.

H. NEW ACCOUNTING PRONOUNCEMENTS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Fund's financial statements.

I. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (Unaudited)
April 30, 2013

EXPENSE EXAMPLE

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       11/1/12       4/30/13    11/1/12-4/30/13 11/1/12-4/30/13
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,000.80        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2012 to April 30, 2013 (181) divided by the number of days in the fiscal year (365).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  ANNUALIZED
                                      BEGINNING      ENDING      EXPENSE PAID    EXPENSE RATIO
                                    ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD *  DURING PERIOD
                                       11/1/12       4/30/13    11/1/12-4/30/13 11/1/12-4/30/13
                                    ------------- ------------- --------------- ---------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.50        $0.30           0.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2012 to April 30, 2013 (181) divided by the number of days in the fiscal year (365).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the quarter. The Schedule of Portfolio Holdings for the Fund in this report is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or the Schedule may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

THE DFA SHORT TERM INVESTMENT FUND
Board Approval of Investment Advisory Agreement (Unaudited)
April 30, 2013

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Trustees of the Trust (the "Board") considered the approval of the investment management agreement ("Advisory Agreement") for the Fund.

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of the Fund were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of
Investments is Provided
------------------------------------

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company
Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value
Series

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations


   ADR      American Depository Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depository Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company
   REIT     Real Estate Investment Trust
   STRIP    Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes


   +     See Security Valuation Note within the Notes to Schedules of
         Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
   *     Non-Income Producing Securities.
   #     Total or Partial Securities on Loan.
   @     Security purchased with cash proceeds from securities on loan.
   (o)   Security is being fair valued as of April 30, 2013.
   --    Amounts designated as -- are either zero or rounded to zero.
   (S)   Affiliated Fund.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
  #Autoliv, Inc......................................     39,769 $    3,039,147
  #Best Buy Co., Inc.................................     18,980        493,290
   Carnival Corp.....................................  2,385,423     82,320,948
   CBS Corp. Class A.................................      7,236        331,698
   CBS Corp. Class B.................................     36,528      1,672,252
   Comcast Corp. Class A............................. 10,008,890    413,367,157
   Comcast Corp. Special Class A.....................  3,843,964    151,029,346
   Dillard's, Inc. Class A...........................    112,692      9,286,948
  #DR Horton, Inc....................................    782,660     20,411,773
  #GameStop Corp. Class A............................    598,147     20,875,330
  #Gannett Co., Inc..................................    236,540      4,768,646
 #*General Motors Co.................................  2,302,737     71,016,409
 #*Hyatt Hotels Corp. Class A........................     26,622      1,136,227
  #JC Penney Co., Inc................................  1,068,585     17,546,166
   Johnson Controls, Inc.............................    168,677      5,905,382
  #Kohl's Corp.......................................     38,274      1,801,174
  #Lear Corp.........................................     53,423      3,086,781
  #Lennar Corp. Class A..............................    565,943     23,328,170
   Lennar Corp. Class B..............................      4,312        140,614
  *Liberty Interactive Corp. Class A.................  2,586,058     55,057,175
  *Liberty Ventures Series A.........................    122,067      8,968,263
  *Madison Square Garden Co. (The) Class A...........      5,030        303,158
 #*MGM Resorts International.........................  2,389,018     33,732,934
  *Mohawk Industries, Inc............................    365,371     40,512,336
  #News Corp. Class A................................  2,241,856     69,430,280
  #News Corp. Class B................................  1,484,251     46,189,891
 #*Orchard Supply Hardware Stores Corp. Class A......     19,473         38,557
 #*Penn National Gaming, Inc.........................    286,620     16,781,601
   Royal Caribbean Cruises, Ltd......................  1,043,290     38,111,384
  #Sears Canada, Inc.................................    188,040      1,761,747
 #*Sears Holdings Corp...............................    530,407     27,231,095
   Service Corp. International/US....................    219,283      3,701,497
  #Staples, Inc......................................  1,175,834     15,568,042
   Time Warner Cable, Inc............................  1,921,256    180,386,726
   Time Warner, Inc..................................  4,853,977    290,170,745
 #*Toll Brothers, Inc................................    329,804     11,315,575
  *TRW Automotive Holdings Corp......................     18,951      1,138,387
  #Washington Post Co. (The) Class B.................     32,261     14,302,592
   Whirlpool Corp....................................    219,325     25,064,461
   Wyndham Worldwide Corp............................    202,234     12,150,219
                                                                 --------------
Total Consumer Discretionary.........................             1,723,474,123
                                                                 --------------
Consumer Staples -- (7.4%)
   Archer-Daniels-Midland Co.........................  3,155,848    107,109,481
   Beam, Inc.........................................     69,924      4,524,782
   Bunge, Ltd........................................    553,069     39,937,113
  *Constellation Brands, Inc. Class A................    933,566     46,071,482
  *Constellation Brands, Inc. Class B................        153          7,491
   CVS Caremark Corp.................................  6,004,478    349,340,530
   JM Smucker Co. (The)..............................    539,640     55,707,037
   Kraft Foods Group, Inc............................    789,819     40,667,780

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Consumer Staples -- (Continued)
   Molson Coors Brewing Co. Class B..................   763,563 $   39,399,851
   Mondelez International, Inc. Class A.............. 7,330,703    230,550,609
  #Safeway, Inc...................................... 1,082,518     24,378,305
  *Smithfield Foods, Inc.............................   756,389     19,363,559
   Tyson Foods, Inc. Class A......................... 1,426,374     35,131,592
  #Walgreen Co.......................................    15,467        765,771
                                                                --------------
Total Consumer Staples...............................              992,955,383
                                                                --------------
Energy -- (19.5%)....................................
   Anadarko Petroleum Corp........................... 2,478,744    210,098,341
   Apache Corp....................................... 1,208,836     89,308,804
 #*Atwood Oceanics, Inc..............................     4,143        203,214
   Baker Hughes, Inc.................................   699,019     31,728,472
  #Chesapeake Energy Corp............................ 3,251,150     63,527,471
   Chevron Corp...................................... 3,863,466    471,381,487
   Cimarex Energy Co.................................    44,015      3,221,018
   ConocoPhillips.................................... 5,899,107    356,601,018
  *Denbury Resources, Inc............................ 1,418,579     25,378,378
  #Devon Energy Corp................................. 1,094,855     60,282,716
   EOG Resources, Inc................................   179,823     21,787,355
  #Helmerich & Payne, Inc............................   513,387     30,094,746
  #Hess Corp......................................... 1,567,373    113,132,983
   HollyFrontier Corp................................   247,434     12,235,611
   Marathon Oil Corp................................. 3,447,108    112,617,018
   Marathon Petroleum Corp........................... 1,791,952    140,417,359
  #Murphy Oil Corp...................................   728,510     45,233,186
   Nabors Industries, Ltd............................ 1,355,841     20,052,888
   National Oilwell Varco, Inc....................... 1,661,481    108,361,791
  *Newfield Exploration Co...........................    13,842        301,617
   Noble Corp........................................   563,513     21,131,738
  #Noble Energy, Inc.................................    42,446      4,808,707
   Occidental Petroleum Corp......................... 1,349,242    120,433,341
   Patterson-UTI Energy, Inc.........................   732,485     15,448,109
   Peabody Energy Corp...............................    99,715      2,000,283
   Phillips 66....................................... 2,926,797    178,388,277
   Pioneer Natural Resources Co......................   331,087     40,468,764
  *Plains Exploration & Production Co................   664,529     30,036,711
   QEP Resources, Inc................................   436,302     12,526,230
  *Rowan Cos. P.L.C. Class A.........................   595,894     19,384,432
  *Superior Energy Services, Inc.....................    53,220      1,468,340
   Tesoro Corp.......................................   605,336     32,324,942
  #Tidewater, Inc....................................   227,025     11,907,461
  *Transocean, Ltd................................... 1,261,179     64,912,883
   Valero Energy Corp................................ 2,806,975    113,177,232
  *Weatherford International, Ltd.................... 1,009,406     12,910,303
  *Whiting Petroleum Corp............................   151,243      6,730,314
                                                                --------------
Total Energy.........................................            2,604,023,540
                                                                --------------
Financials -- (23.1%)
   Allied World Assurance Co. Holdings AG............   188,355     17,104,518
   Allstate Corp. (The)..............................   788,418     38,837,471
   Alterra Capital Holdings, Ltd.....................    27,565        897,241

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
  *American Capital, Ltd.............................    802,500 $   12,141,825
   American Financial Group, Inc.....................    491,543     23,726,781
  *American International Group, Inc.................  6,622,622    274,309,003
   American National Insurance Co....................     70,315      6,611,719
   Assurant, Inc.....................................    396,269     18,838,628
   Assured Guaranty, Ltd.............................     29,746        613,660
   Axis Capital Holdings, Ltd........................    613,817     27,394,653
  #Bank of America Corp.............................. 38,925,898    479,177,804
  #Bank of New York Mellon Corp. (The)...............  3,040,229     85,795,262
   Capital One Financial Corp........................  1,100,720     63,599,602
  *CIT Group, Inc....................................     84,121      3,575,984
   Citigroup, Inc.................................... 10,372,454    483,978,704
  #CME Group, Inc....................................  1,599,345     97,336,137
   CNA Financial Corp................................    666,819     22,478,468
  #Comerica, Inc.....................................      5,333        193,321
  *E*TRADE Financial Corp............................     76,389        786,043
   Everest Re Group, Ltd.............................    189,760     25,615,702
  #First Niagara Financial Group, Inc................     53,740        511,067
  *Genworth Financial, Inc. Class A..................  2,390,330     23,975,010
   Goldman Sachs Group, Inc. (The)...................    786,395    114,868,718
   Hartford Financial Services Group, Inc............  2,129,813     59,826,447
   Hudson City Bancorp, Inc..........................     74,986        623,134
  #JPMorgan Chase & Co...............................  3,775,507    185,037,598
  #KeyCorp...........................................  3,863,464     38,518,736
  #Legg Mason, Inc...................................    659,937     21,025,593
  #Lincoln National Corp.............................  1,442,787     49,069,186
   Loews Corp........................................  2,050,343     91,588,822
   MetLife, Inc......................................  4,759,859    185,586,902
   Morgan Stanley....................................  6,429,315    142,409,327
   NASDAQ OMX Group, Inc. (The)......................    815,514     24,041,353
  #NYSE Euronext.....................................     89,026      3,455,099
   Old Republic International Corp...................  1,267,693     17,113,855
   PartnerRe, Ltd....................................    193,939     18,296,205
  #People's United Financial, Inc....................    136,346      1,794,313
  #PNC Financial Services Group, Inc. (The)..........     58,440      3,966,907
  #Principal Financial Group, Inc....................    472,548     17,058,983
   Prudential Financial, Inc.........................  2,287,609    138,217,336
   Regions Financial Corp............................  5,736,388     48,701,934
   Reinsurance Group of America, Inc.................    363,743     22,752,125
  #SunTrust Banks, Inc...............................  2,564,707     75,017,680
   Unum Group........................................  1,374,339     38,330,315
   Validus Holdings, Ltd.............................    162,943      6,291,229
  #XL Group P.L.C....................................  1,435,288     44,694,868
   Zions BanCorp.....................................    777,171     19,133,950
                                                                 --------------
Total Financials.....................................             3,074,919,218
                                                                 --------------
Health Care -- (7.5%)
  #Aetna, Inc........................................  1,693,713     97,286,875
  *Bio-Rad Laboratories, Inc. Class A................      1,222        146,334
  *Boston Scientific Corp............................  6,689,559     50,104,797
  *CareFusion Corp...................................    917,825     30,692,068
   Cigna Corp........................................    360,321     23,842,440
   Community Health Systems, Inc.....................      7,703        351,026

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                      ---------- ------------
Health Care -- (Continued)
   Coventry Health Care, Inc.........................    670,877 $ 33,241,955
  *Forest Laboratories, Inc..........................    419,797   15,704,606
  *Hologic, Inc......................................  1,229,548   25,045,893
 #*Hospira, Inc......................................     23,305      771,862
   Humana, Inc.......................................    698,778   51,786,437
  *Life Technologies Corp............................    112,073    8,258,659
   Omnicare, Inc.....................................    574,710   25,155,057
   PerkinElmer, Inc..................................    288,919    8,855,367
   Pfizer, Inc.......................................  9,837,358  285,971,997
  #Teleflex, Inc.....................................     91,713    7,165,537
   Thermo Fisher Scientific, Inc.....................  1,932,026  155,875,858
   UnitedHealth Group, Inc...........................    741,485   44,437,196
   Universal Health Services, Inc. Class B...........      8,413      560,222
  #WellPoint, Inc....................................  1,824,634  133,052,311
                                                                 ------------
Total Health Care....................................             998,306,497
                                                                 ------------
Industrials -- (12.0%)
   ADT Corp. (The)...................................    686,732   29,968,984
  *AECOM Technology Corp.............................      9,284      269,886
  #AGCO Corp.........................................    253,578   13,503,028
   CNH Global NV.....................................      6,633      272,815
   CSX Corp..........................................  5,517,066  135,664,653
   Eaton Corp. P.L.C.................................    692,188   42,507,265
 #*Engility Holdings, Inc............................     65,200    1,562,192
   FedEx Corp........................................    173,312   16,293,061
 #*Fortune Brands Home & Security, Inc...............    699,657   25,460,518
   General Dynamics Corp.............................    235,904   17,447,460
  #General Electric Co............................... 19,480,526  434,220,925
 #*Hertz Global Holdings, Inc........................  1,017,021   24,489,866
  #Ingersoll-Rand P.L.C..............................    235,365   12,662,637
 #*Jacobs Engineering Group, Inc.....................     98,508    4,972,684
   KBR, Inc..........................................     40,646    1,222,632
  #Kennametal, Inc...................................     20,362      814,276
  #L-3 Communications Holdings, Inc..................    407,736   33,128,550
   Manpowergroup, Inc................................     15,678      833,442
   Norfolk Southern Corp.............................  1,681,939  130,215,717
  #Northrop Grumman Corp.............................  1,364,645  103,358,212
  *Owens Corning.....................................    579,048   24,354,759
   Pentair, Ltd......................................    486,116   26,420,405
  *Quanta Services, Inc..............................    554,686   15,242,771
  #Regal-Beloit Corp.................................      6,550      514,961
  #Republic Services, Inc............................  1,124,706   38,329,980
   Southwest Airlines Co.............................  3,905,821   53,509,748
   SPX Corp..........................................     22,870    1,704,044
   Stanley Black & Decker, Inc.......................    551,768   41,277,764
   Trinity Industries, Inc...........................     16,136      681,101
   Triumph Group, Inc................................     82,311    6,576,649
   Tyco International, Ltd...........................    749,272   24,066,617
   Union Pacific Corp................................  2,173,679  321,617,545
 #*United Rentals, Inc...............................     59,353    3,122,561
   URS Corp..........................................    378,541   16,625,521
   Waste Connections, Inc............................      8,626      327,357

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Industrials -- (Continued)
 #*WESCO International, Inc..........................     7,079 $      507,493
                                                                --------------
Total Industrials....................................            1,603,748,079
                                                                --------------
Information Technology -- (4.7%)
   Activision Blizzard, Inc.......................... 2,620,144     39,171,153
   AOL, Inc..........................................    60,911      2,353,601
  *Arrow Electronics, Inc............................   568,882     22,317,241
  *Avnet, Inc........................................   711,662     23,306,930
  *Brocade Communications Systems, Inc...............   363,088      2,113,172
   Computer Sciences Corp............................   783,742     36,718,313
   Corning, Inc...................................... 3,856,600     55,920,700
   Fidelity National Information Services, Inc....... 1,328,465     55,861,953
 #*First Solar, Inc..................................    12,149        565,657
  #Hewlett-Packard Co................................ 5,006,539    103,134,703
   IAC/InterActiveCorp...............................   271,160     12,763,501
  *Ingram Micro, Inc. Class A........................   741,670     13,209,143
  #Jabil Circuit, Inc................................     8,210        146,138
  *Juniper Networks, Inc.............................   547,475      9,060,711
 #*Lam Research Corp.................................   115,753      5,350,104
   Marvell Technology Group, Ltd.....................   150,218      1,616,346
  *Micron Technology, Inc............................ 3,654,213     34,422,686
  #Molex, Inc........................................    12,162        335,306
   Molex, Inc. Class A...............................     1,663         38,765
  #NVIDIA Corp.......................................   229,588      3,161,427
  #SAIC, Inc.........................................   146,538      2,189,278
  #*SanDisk Corp.....................................   139,356      7,307,829
   TE Connectivity, Ltd..............................    16,236        707,078
   Western Digital Corp..............................   902,209     49,874,113
   Xerox Corp........................................ 5,490,094     47,105,007
  *Yahoo!, Inc....................................... 4,116,468    101,800,254
                                                                --------------
Total Information Technology.........................              630,551,109
                                                                --------------
Materials -- (3.3%)
  #Alcoa, Inc........................................ 5,212,834     44,309,089
   Ashland, Inc......................................   376,837     32,110,281
  #Cliffs Natural Resources, Inc.....................   147,736      3,152,686
   Cytec Industries, Inc.............................    69,176      5,040,163
   Domtar Corp.......................................   164,843     11,458,237
   Dow Chemical Co. (The)............................   242,048      8,207,848
  #Freeport-McMoRan Copper & Gold, Inc............... 2,348,639     71,469,085
   International Paper Co............................ 2,224,458    104,505,037
   MeadWestvaco Corp.................................   848,260     29,248,005
  #Mosaic Co. (The)..................................   217,589     13,401,307
  #Newmont Mining Corp...............................   381,443     12,358,753
   Nucor Corp........................................   591,895     25,818,460
   Reliance Steel & Aluminum Co......................   363,907     23,679,428
   Rock Tenn Co. Class A.............................    91,221      9,134,871
   Sealed Air Corp...................................   311,965      6,900,666
   Steel Dynamics, Inc...............................   893,527     13,438,646
   Vulcan Materials Co...............................   576,439     28,752,777

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- ---------------
Materials -- (Continued)
  Westlake Chemical Corp............................      2,222 $       184,737
                                                                ---------------
Total Materials.....................................                443,170,076
                                                                ---------------
Telecommunication Services -- (5.4%)
  AT&T, Inc......................................... 13,051,893     488,923,912
 #CenturyLink, Inc..................................  2,353,137      88,407,357
 #Frontier Communications Corp......................  1,836,528       7,639,956
 *MetroPCS Communications, Inc......................  1,453,136      17,205,130
 *Sprint Nextel Corp................................ 13,961,200      98,426,460
  Telephone & Data Systems, Inc.....................    402,224       9,025,907
#*United States Cellular Corp.......................    261,250      10,042,450
 #Windstream Corp...................................     46,951         400,023
                                                                ---------------
Total Telecommunication Services....................                720,071,195
                                                                ---------------
Utilities -- (0.4%)
  NRG Energy, Inc...................................  1,633,752      45,532,668
  UGI Corp..........................................     21,172         867,629
                                                                ---------------
Total Utilities.....................................                 46,400,297
                                                                ---------------
TOTAL COMMON STOCKS.................................             12,837,619,517
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
  State Street Institutional Liquid Reserves........ 37,139,776      37,139,776
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@DFA Short Term Investment Fund.................. 40,224,004     465,391,729
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,150,048,349).            $13,340,151,022
                                                                ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
COMMON STOCKS -- (88.0%)
AUSTRALIA -- (5.0%)
 #*Alumina, Ltd........................................ 3,614,178 $  3,614,159
 #*Alumina, Ltd. Sponsored ADR.........................   172,484      689,936
  #Amcor, Ltd. Sponsored ADR...........................    39,142    1,602,865
   Asciano, Ltd........................................ 2,038,775   11,421,707
   Atlas Iron, Ltd.....................................    63,084       54,872
   Bank of Queensland, Ltd.............................   605,906    6,307,770
  #Bendigo and Adelaide Bank, Ltd......................   903,546   10,369,990
 #*BlueScope Steel, Ltd................................   478,016    2,461,412
  #Boral, Ltd.......................................... 1,608,469    8,348,882
   Caltex Australia, Ltd...............................   341,805    7,635,279
  #Downer EDI, Ltd.....................................   328,846    1,676,477
   Echo Entertainment Group, Ltd....................... 1,832,302    6,876,616
   GrainCorp, Ltd. Class A.............................   745,945    9,910,648
  #Harvey Norman Holdings, Ltd.........................   991,617    3,087,085
   Incitec Pivot, Ltd.................................. 4,149,937   12,452,087
   Insurance Australia Group, Ltd...................... 1,103,362    6,661,646
   Lend Lease Group....................................   805,101    8,998,607
   Macquarie Group, Ltd................................   735,198   29,909,110
   National Australia Bank, Ltd........................   767,550   27,085,216
   New Hope Corp., Ltd.................................    58,484      226,988
   Newcrest Mining, Ltd................................   551,252    9,657,055
   Origin Energy, Ltd.................................. 2,528,225   32,367,292
   OZ Minerals, Ltd....................................   498,564    2,234,650
  #Primary Health Care, Ltd............................   417,406    2,281,258
  *Qantas Airways, Ltd................................. 2,850,317    5,617,352
  #QBE Insurance Group, Ltd............................   298,674    4,145,281
  #Rio Tinto, Ltd......................................   120,548    7,015,621
   Santos, Ltd......................................... 2,166,939   27,834,468
   Seven Group Holdings, Ltd...........................   361,999    3,490,778
   Seven West Media, Ltd...............................    46,084       95,635
  #Sims Metal Management, Ltd..........................   209,772    2,104,346
  #Sims Metal Management, Ltd. Sponsored ADR...........   124,013    1,238,890
   Suncorp Group, Ltd.................................. 3,736,013   50,317,710
   Tabcorp Holdings, Ltd............................... 1,777,555    6,362,926
   Tatts Group, Ltd.................................... 3,356,237   11,381,702
  #Toll Holdings, Ltd.................................. 1,325,037    7,838,862
   Treasury Wine Estates, Ltd.......................... 1,144,329    6,935,703
   Washington H Soul Pattinson & Co., Ltd..............   113,801    1,713,518
   Wesfarmers, Ltd..................................... 2,584,670  116,279,925
                                                                  ------------
TOTAL AUSTRALIA........................................            458,304,324
                                                                  ------------
AUSTRIA -- (0.2%)
  *Erste Group Bank AG.................................   342,508   10,735,458
   OMV AG..............................................   210,056    9,867,296
  #Raiffeisen Bank International AG....................    57,158    2,017,680
                                                                  ------------
TOTAL AUSTRIA..........................................             22,620,434
                                                                  ------------
BELGIUM -- (1.1%)
  #Ageas...............................................   508,017   18,605,226
  #Belgacom SA.........................................    52,454    1,207,646

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
BELGIUM -- (Continued)
   D'ieteren SA........................................     1,857 $    85,550
   Delhaize Group SA...................................   235,124  14,712,498
  #Delhaize Group SA Sponsored ADR.....................    52,900   3,306,779
   KBC Groep NV........................................   393,886  15,417,064
   Solvay SA...........................................   180,191  26,400,161
  #UCB SA..............................................   292,847  17,283,322
                                                                  -----------
TOTAL BELGIUM..........................................            97,018,246
                                                                  -----------
CANADA -- (8.7%)
   Aimia, Inc..........................................   183,964   2,903,397
   Astral Media, Inc. Class A..........................    37,438   1,820,896
  #AuRico Gold, Inc....................................   404,755   2,092,583
   Barrick Gold Corp................................... 1,551,822  30,586,412
  #Bell Aliant, Inc....................................   162,757   4,352,249
   Bonavista Energy Corp...............................    21,258     336,558
   Cameco Corp. (13321L108)............................   112,600   2,196,826
   Cameco Corp. (2166160)..............................   506,586   9,875,775
   Canadian Natural Resources, Ltd. (136385101)........   600,503  17,618,758
   Canadian Natural Resources, Ltd. (2171573).......... 1,849,320  54,243,293
  #Canadian Tire Corp., Ltd. Class A...................   214,347  15,786,935
   Centerra Gold, Inc..................................    19,843      82,921
  #Crescent Point Energy Corp..........................   203,430   7,770,099
   Eldorado Gold Corp. (284902103).....................   109,318     865,799
   Eldorado Gold Corp. (2307873).......................   175,726   1,390,179
   Empire Co., Ltd.....................................    65,500   4,453,571
  #Enerplus Corp.......................................   395,129   5,577,184
   Ensign Energy Services, Inc.........................   452,198   7,612,564
   Fairfax Financial Holdings, Ltd.....................    54,622  21,912,235
   First Quantum Minerals, Ltd.........................   388,324   6,780,104
   Genworth MI Canada, Inc.............................    84,524   2,101,669
  #George Weston, Ltd..................................   132,852  10,234,397
   Goldcorp, Inc. (2676302)............................ 1,686,234  49,911,656
   Goldcorp, Inc. (380956409)..........................    23,874     706,193
  #Husky Energy, Inc...................................   839,318  24,260,202
   IAMGOLD Corp. (450913108)...........................   573,940   3,082,058
   IAMGOLD Corp. (2446646).............................   231,424   1,242,745
   Industrial Alliance Insurance & Financial Services,
     Inc...............................................   168,485   6,224,638
   Kinross Gold Corp................................... 2,678,826  14,598,000
  #Loblaw Cos., Ltd....................................   221,495   9,398,890
 #*Lundin Mining Corp.................................. 1,008,210   3,962,987
   Magna International, Inc............................   583,936  35,124,842
  #Manulife Financial Corp............................. 4,587,163  67,797,764
  *Osisko Mining Corp..................................     6,000      25,311
   Pacific Rubiales Energy Corp........................    99,193   2,097,187
  #Pan American Silver Corp. (697900108)...............   118,576   1,565,203
   Pan American Silver Corp. (2669272).................   131,923   1,735,054
  #Pengrowth Energy Corp...............................   689,605   3,518,358
  #Penn West Petroleum, Ltd............................ 1,011,032   9,333,066
  #PetroBakken Energy, Ltd.............................    62,701     535,241
   Precision Drilling Corp.............................   706,616   5,730,362
  #Progressive Waste Solutions, Ltd....................   122,391   2,727,359
   Quebecor, Inc. Class B..............................    72,190   3,360,674

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CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
 #*Research In Motion, Ltd. (760975102)................   477,288 $  7,775,022
 #*Research In Motion, Ltd. (2117265)..................   435,600    7,134,250
  #Sun Life Financial, Inc............................. 1,565,269   44,155,983
   Suncor Energy, Inc.................................. 3,750,370  116,928,008
  #Talisman Energy, Inc................................ 2,444,889   29,315,856
   Teck Resources, Ltd. Class A........................     4,115      116,369
  #Teck Resources, Ltd. Class B........................ 1,483,730   39,469,913
  #Thomson Reuters Corp................................ 1,832,184   61,378,937
  #TransAlta Corp......................................   602,148    8,851,866
   Trican Well Service, Ltd............................     6,065       79,225
  *Turquoise Hill Resources, Ltd. (900435108)..........    63,691      447,748
 #*Turquoise Hill Resources, Ltd. (B7WJ1F5)............   136,558      962,392
 #*Uranium One, Inc....................................   632,800    1,758,737
  #West Fraser Timber Co., Ltd.........................    61,827    5,398,087
   Westjet Airlines, Ltd...............................     1,000       24,557
   Yamana Gold, Inc.................................... 1,425,140   17,640,077
                                                                  ------------
TOTAL CANADA...........................................            798,969,221
                                                                  ------------
DENMARK -- (1.2%)
   AP Moeller - Maersk A.S. Class A....................       900    6,160,119
   AP Moeller - Maersk A.S. Class B....................     3,855   27,451,437
   Carlsberg A.S. Class B..............................   334,440   31,092,326
  *Danske Bank A.S..................................... 1,678,386   31,783,282
  #FLSmidth & Co. A.S..................................    23,118    1,347,391
   H Lundbeck A.S......................................   135,698    2,717,161
   Rockwool International A.S. Class A.................        62        8,161
   Rockwool International A.S. Class B.................     1,631      215,843
   TDC A.S............................................. 1,008,307    8,182,438
                                                                  ------------
TOTAL DENMARK..........................................            108,958,158
                                                                  ------------
FINLAND -- (0.5%)
   Kesko Oyj Class A...................................       662       21,053
  #Kesko Oyj Class B...................................   138,917    4,170,899
   Neste Oil Oyj.......................................    69,191    1,080,474
  #Nokia Oyj........................................... 4,254,629   14,294,215
  #Sampo Class A.......................................    67,852    2,715,090
  #Stora Enso Oyj Class R.............................. 1,455,180   10,148,434
   Stora Enso Oyj Sponsored ADR........................    91,500      629,520
  #UPM-Kymmene Oyj..................................... 1,403,467   14,775,268
   UPM-Kymmene Oyj Sponsored ADR.......................    69,300      723,492
                                                                  ------------
TOTAL FINLAND..........................................             48,558,445
                                                                  ------------
FRANCE -- (8.2%)
   Arkema SA...........................................    42,863    4,018,313
  #AXA SA.............................................. 4,004,754   74,995,536
   AXA SA Sponsored ADR................................   140,900    2,627,785
   BNP Paribas SA...................................... 1,973,903  110,060,678
   Bollore SA..........................................    22,288    9,395,576
  #Bouygues SA.........................................   305,569    8,538,477
   Cap Gemini SA.......................................   324,351   14,954,567
  #Casino Guichard Perrachon SA........................   142,758   15,441,268

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CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
   Cie de St-Gobain.................................... 1,039,077 $ 41,613,919
  *Cie Generale de Geophysique - Veritas...............   304,853    6,594,771
   Cie Generale de Geophysique - Veritas Sponsored ADR.   141,089    3,012,250
   Cie Generale des Etablissements Michelin............   349,857   29,584,587
  #Ciments Francais SA.................................    26,702    1,458,417
  #CNP Assurances......................................   345,228    4,893,046
  *Credit Agricole SA.................................. 2,838,495   26,002,533
  #Eiffage SA..........................................    31,691    1,405,439
   Electricite de France SA............................   498,285   11,155,529
   Eramet..............................................     5,005      537,156
   France Telecom SA................................... 3,875,091   41,383,566
  #GDF Suez............................................ 3,247,971   69,637,459
   Groupe Eurotunnel SA................................   746,306    6,252,726
   Lafarge SA..........................................   505,082   32,697,554
   Lagardere SCA.......................................   243,906    9,065,494
   Natixis............................................. 2,034,211    8,916,932
   Renault SA..........................................   500,585   34,547,781
   Rexel SA............................................   254,866    5,613,390
  #SCOR SE.............................................   195,156    5,922,920
  *Societe Generale SA................................. 1,823,515   66,242,789
   STMicroelectronics NV............................... 1,542,301   13,419,528
   Thales SA...........................................    27,549    1,197,053
   Vallourec SA........................................    52,828    2,535,496
   Vivendi SA.......................................... 3,686,124   83,497,667
                                                                  ------------
TOTAL FRANCE...........................................            747,220,202
                                                                  ------------
GERMANY -- (7.4%)
  #Allianz SE..........................................   517,629   76,567,951
  #Allianz SE ADR...................................... 2,811,910   41,475,672
   Bayerische Motoren Werke AG.........................   663,299   61,335,322
  #Celesio AG..........................................   108,168    2,141,829
 #*Commerzbank AG......................................   662,633    8,943,427
   Daimler AG.......................................... 2,088,586  115,801,750
  #Deutsche Bank AG (D18190898)........................   511,964   23,575,942
   Deutsche Bank AG (5750355).......................... 1,538,807   70,835,958
   Deutsche Lufthansa AG...............................   464,311    9,296,617
   Deutsche Telekom AG................................. 2,858,403   33,855,333
  #Deutsche Telekom AG Sponsored ADR................... 3,099,741   36,886,918
  #E.ON SE............................................. 3,592,972   65,250,322
   Fraport AG Frankfurt Airport Services Worldwide.....    37,336    2,233,881
   GEA Group AG........................................     4,719      159,907
   Hannover Rueckversicherung SE.......................       870       73,607
  #HeidelbergCement AG.................................   243,824   17,601,265
  *Hochtief AG.........................................     8,149      566,975
   Metro AG............................................    29,254      913,696
  #Muenchener Rueckversicherungs AG....................   395,244   79,169,861
   RWE AG..............................................   392,339   14,139,610
   SCA Hygiene Products SE.............................     3,195    2,064,289
   Volkswagen AG.......................................    62,518   12,180,889
  #Wacker Chemie AG....................................     1,454      111,281
                                                                  ------------
TOTAL GERMANY..........................................            675,182,302
                                                                  ------------

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CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GREECE -- (0.0%)
   Hellenic Petroleum SA...............................    334,517 $  3,700,488
  *National Bank of Greece SA..........................    210,246      180,792
                                                                   ------------
TOTAL GREECE...........................................               3,881,280
                                                                   ------------
HONG KONG -- (2.1%)
   Cathay Pacific Airways, Ltd.........................  2,051,000    3,615,118
   Cheung Kong Holdings, Ltd...........................    750,000   11,338,166
 #*Foxconn International Holdings, Ltd.................  3,787,000    1,464,308
   Great Eagle Holdings, Ltd...........................    860,324    3,641,347
   Hang Lung Group, Ltd................................     43,000      253,842
   Henderson Land Development Co., Ltd.................  3,364,064   24,476,669
   Hongkong & Shanghai Hotels (The)....................  1,903,131    3,096,256
   Hopewell Holdings, Ltd..............................  1,244,169    4,799,798
   Hutchison Whampoa, Ltd..............................  5,818,000   63,182,649
   Kerry Properties, Ltd...............................    574,500    2,614,153
   Kowloon Development Co., Ltd........................    202,000      266,448
   New World Development Co., Ltd......................  8,740,122   15,210,832
   Orient Overseas International, Ltd..................    488,000    2,904,692
   Wharf Holdings, Ltd.................................  4,047,990   36,209,246
   Wheelock & Co., Ltd.................................  3,482,000   19,470,926
                                                                   ------------
TOTAL HONG KONG........................................             192,544,450
                                                                   ------------
IRELAND -- (0.1%)
  *Bank of Ireland.....................................  1,963,417      437,432
   CRH P.L.C...........................................    355,614    7,657,655
   CRH P.L.C. Sponsored ADR............................    240,995    5,183,802
                                                                   ------------
TOTAL IRELAND..........................................              13,278,889
                                                                   ------------
ISRAEL -- (0.3%).......................................
  *Bank Hapoalim BM....................................  2,961,906   13,778,060
  *Bank Leumi Le-Israel BM.............................  2,937,459   10,440,958
   Elbit Systems, Ltd..................................      2,644      110,364
   Israel Chemicals, Ltd...............................    377,816    4,502,242
  *Israel Discount Bank, Ltd. Class A..................    381,656      641,639
  *NICE Systems, Ltd. Sponsored ADR....................     63,823    2,263,802
                                                                   ------------
TOTAL ISRAEL...........................................              31,737,065
                                                                   ------------
ITALY -- (1.1%)
 #*Banca Monte dei Paschi di Siena SpA................. 12,934,984    3,650,220
 #*Banco Popolare......................................  2,933,385    4,237,471
 #*Fiat SpA............................................  1,512,718    9,064,853
 #*Finmeccanica SpA....................................    995,867    5,187,555
   Intesa Sanpaolo SpA.................................  2,159,588    3,922,064
   Parmalat SpA........................................    470,471    1,450,971
  #Telecom Italia SpA..................................  5,476,933    4,652,108
  #Telecom Italia SpA Sponsored ADR....................  1,874,500   15,633,330
  *UniCredit SpA.......................................  8,189,815   42,805,198
   Unione di Banche Italiane SCPA......................  1,854,721    7,756,846
                                                                   ------------
TOTAL ITALY............................................              98,360,616
                                                                   ------------

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CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (17.8%)
   77 Bank, Ltd. (The).................................   737,372 $ 4,377,663
   Aeon Co., Ltd....................................... 1,886,800  26,712,091
   Aisin Seiki Co., Ltd................................   131,900   4,761,165
  #Alfresa Holdings Corp...............................    85,700   5,098,611
   Amada Co., Ltd......................................   821,000   6,587,916
   Aoyama Trading Co., Ltd.............................     1,000      29,924
   Asahi Glass Co., Ltd................................ 1,910,000  15,007,277
   Asahi Kasei Corp.................................... 2,700,000  18,150,345
   Asatsu-DK, Inc......................................    32,500     832,523
  #Autobacs Seven Co., Ltd.............................   214,800   3,619,702
   Awa Bank, Ltd. (The)................................    65,600     387,882
  #Azbil Corp..........................................    23,600     509,596
   Bank of Kyoto, Ltd. (The)...........................   709,400   7,463,737
   Bank of Yokohama, Ltd. (The)........................ 1,939,000  11,796,405
   Canon Marketing Japan, Inc..........................   124,900   1,819,298
   Chiba Bank, Ltd. (The).............................. 1,189,000   9,232,166
   Chugoku Bank, Ltd. (The)............................   391,800   6,831,403
   Citizen Holdings Co., Ltd...........................   511,000   3,023,069
   Coca-Cola West Co., Ltd.............................   109,007   2,027,413
   COMSYS Holdings Corp................................   151,700   2,008,906
  *Cosmo Oil Co., Ltd.................................. 1,212,364   2,895,488
   Dai Nippon Printing Co., Ltd........................ 1,815,000  17,771,829
   Daicel Corp.........................................   515,000   4,156,466
  #Daido Steel Co., Ltd................................   437,000   2,381,814
   Denki Kagaku Kogyo KK...............................   456,000   1,668,248
  #Ebara Corp..........................................   413,000   1,734,107
   Fuji Media Holdings, Inc............................     1,128   2,451,742
   FUJIFILM Holdings Corp.............................. 1,327,000  27,261,255
   Fujitsu, Ltd........................................ 3,968,000  16,665,909
   Fukuoka Financial Group, Inc........................ 1,800,000   9,208,291
  #Fukuyama Transporting Co., Ltd......................    75,000     418,809
  #Furukawa Electric Co., Ltd..........................   633,000   1,601,855
   Glory, Ltd..........................................   119,600   3,286,539
  #Gunma Bank, Ltd. (The)..............................   921,397   5,861,718
   H2O Retailing Corp..................................   198,000   2,206,249
   Hachijuni Bank, Ltd. (The)..........................   993,231   6,762,291
   Hakuhodo DY Holdings, Inc...........................    39,920   3,289,947
   Hankyu Hanshin Holdings, Inc........................   582,000   3,768,592
   Higo Bank, Ltd. (The)...............................   282,000   1,912,302
  #Hiroshima Bank, Ltd. (The)..........................   621,000   3,273,660
  #Hitachi Capital Corp................................   105,100   2,620,269
   Hitachi Chemical Co., Ltd...........................    54,800     859,080
  #Hitachi High-Technologies Corp......................   139,900   3,494,878
   Hitachi Transport System, Ltd.......................    94,400   1,500,690
   Hokuhoku Financial Group, Inc....................... 2,620,000   6,114,002
   House Foods Corp....................................   148,300   2,586,142
   Ibiden Co., Ltd.....................................   183,400   3,214,798
   Idemitsu Kosan Co., Ltd.............................    51,124   4,325,092
   Inpex Corp..........................................     4,490  21,728,481
   Isetan Mitsukoshi Holdings, Ltd.....................   884,200  14,092,266
   ITOCHU Corp.........................................   752,200   9,326,860
   Iyo Bank, Ltd. (The)................................   551,000   5,770,960

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CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
   J Front Retailing Co., Ltd..........................  1,136,000 $  9,543,835
  #JFE Holdings, Inc...................................  1,065,900   23,142,729
   Joyo Bank, Ltd. (The)...............................  1,376,000    8,458,263
   JTEKT Corp..........................................    463,200    4,722,952
   JX Holdings, Inc....................................  5,553,333   30,153,798
   K's Holdings Corp...................................     41,100    1,448,914
   Kagoshima Bank, Ltd. (The)..........................    358,143    2,622,427
   Kajima Corp.........................................  1,544,000    4,930,155
   Kamigumi Co., Ltd...................................    519,000    4,866,527
   Kaneka Corp.........................................    653,542    3,937,033
   Kawasaki Kisen Kaisha, Ltd..........................    775,000    1,705,260
   Keiyo Bank, Ltd. (The)..............................    418,000    2,571,231
   Kewpie Corp.........................................     22,100      333,233
   Kinden Corp.........................................    285,000    2,079,241
  *Kobe Steel, Ltd.....................................  3,785,000    4,943,503
   Konica Minolta, Inc.................................    762,000    5,383,426
   Kurita Water Industries, Ltd........................     13,500      277,140
   Kyocera Corp........................................    318,100   32,357,940
   Kyocera Corp. Sponsored ADR.........................     13,600    1,379,040
   Kyowa Hakko Kirin Co., Ltd..........................    571,000    7,008,719
   Lintec Corp.........................................      5,100       92,860
   LIXIL Group Corp....................................    371,200    8,345,075
   Mabuchi Motor Co., Ltd..............................     36,100    1,960,148
   Maeda Road Construction Co., Ltd....................     36,000      544,641
   Marubeni Corp.......................................    621,000    4,457,691
   Marui Group Co., Ltd................................    542,642    6,298,811
  #Maruichi Steel Tube, Ltd............................    104,400    2,640,014
   Medipal Holdings Corp...............................    339,800    5,331,489
   MEIJI Holdings Co., Ltd.............................    135,895    6,134,844
   Mitsubishi Chemical Holdings Corp...................  3,885,000   18,947,616
   Mitsubishi Corp.....................................  3,047,600   54,863,679
  #Mitsubishi Gas Chemical Co., Inc....................    948,000    7,247,881
   Mitsubishi Heavy Industries, Ltd....................  7,405,000   51,065,254
   Mitsubishi Logistics Corp...........................    132,000    2,359,757
   Mitsubishi Materials Corp...........................  2,533,000    7,265,674
  #Mitsubishi Tanabe Pharma Corp.......................    415,400    6,318,786
   Mitsubishi UFJ Financial Group, Inc................. 22,830,706  154,902,674
  #Mitsubishi UFJ Financial Group, Inc. ADR............  4,781,372   32,417,702
   Mitsui & Co., Ltd...................................  3,522,000   48,521,389
   Mitsui & Co., Ltd. Sponsored ADR....................     11,723    3,206,475
  #Mitsui Chemicals, Inc...............................  1,861,800    4,308,639
  #Mitsui Engineering & Shipbuilding Co., Ltd..........    620,000    1,147,185
   Mitsui Mining & Smelting Co., Ltd...................     69,030      155,585
 #*Mitsui OSK Lines, Ltd...............................  1,596,000    6,646,273
  #Mizuho Financial Group, Inc. ADR....................    205,757      905,331
   MS&AD Insurance Group Holdings......................    759,753   20,384,681
   Nagase & Co., Ltd...................................    235,889    3,020,124
   Nanto Bank, Ltd. (The)..............................    319,000    1,407,630
   NEC Corp............................................  5,425,101   14,093,349
   Nippo Corp..........................................     35,000      524,519
   Nippon Electric Glass Co., Ltd......................    642,000    3,276,902
   Nippon Express Co., Ltd.............................  1,952,238   10,161,251

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CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
   Nippon Meat Packers, Inc............................    429,536 $ 6,596,338
 #*Nippon Paper Industries Co., Ltd....................    231,700   3,470,570
   Nippon Shokubai Co., Ltd............................    234,000   2,302,303
   Nippon Steel & Sumitomo Metal Corp.................. 13,103,940  34,902,008
   Nippon Television Holdings, Inc.....................    123,800   2,188,599
  #Nippon Yusen KK.....................................  3,062,000   7,993,520
   Nishi-Nippon City Bank, Ltd. (The)..................  1,412,569   4,712,325
  #Nissan Shatai Co., Ltd..............................    216,000   2,882,140
  #Nisshin Seifun Group, Inc...........................    394,500   5,097,045
   Nisshin Steel Holdings Co., Ltd.....................    143,100   1,204,273
   Nisshinbo Holdings, Inc.............................    305,000   2,215,704
   NOK Corp............................................    144,220   2,079,749
   Nomura Holdings, Inc................................  7,769,100  63,494,551
  #NTN Corp............................................    339,000     864,507
   NTT DOCOMO, Inc.....................................      2,827   4,681,223
   NTT DOCOMO, Inc. Sponsored ADR......................      6,118     101,375
   Obayashi Corp.......................................  1,650,682  10,156,102
  #Oji Holdings Corp...................................  1,997,000   7,128,077
   Onward Holdings Co., Ltd............................    278,000   2,597,837
   Panasonic Corp......................................  3,358,217  24,202,253
  *Panasonic Corp. Sponsored ADR.......................    215,674   1,548,539
   Pola Orbis Holdings, Inc............................     23,800     842,833
  *Renesas Electronics Corp............................      8,300      24,158
   Rengo Co., Ltd......................................    421,000   2,038,247
   Ricoh Co., Ltd......................................  1,666,000  18,537,743
  #Rohm Co., Ltd.......................................    230,500   8,148,541
   Sankyo Co., Ltd.....................................     74,800   3,409,193
   SBI Holdings, Inc...................................    458,200   8,875,819
  #Seiko Epson Corp....................................     98,600   1,130,384
   Seino Holdings Co., Ltd.............................    295,000   2,580,720
   Sekisui Chemical Co., Ltd...........................    372,000   4,684,426
  #Sekisui House, Ltd..................................  1,354,000  20,295,558
   Shiga Bank, Ltd. (The)..............................    451,185   3,178,028
   Shimadzu Corp.......................................    102,000     745,309
  #Shimizu Corp........................................  1,371,000   5,518,016
   Shinsei Bank, Ltd...................................  2,090,000   5,866,005
   Shizuoka Bank, Ltd. (The)...........................  1,051,000  12,864,645
  #Showa Denko KK......................................  2,260,000   3,649,319
   Showa Shell Sekiyu KK...............................    263,200   2,112,468
   SKY Perfect JSAT Holdings, Inc......................      3,029   1,523,955
   Sohgo Security Services Co., Ltd....................     82,600   1,320,985
   Sojitz Corp.........................................  2,593,100   4,071,378
   Sony Corp...........................................    768,200  12,627,664
  #Sony Corp. Sponsored ADR............................  1,801,665  29,601,356
   Sumitomo Bakelite Co., Ltd..........................    347,000   1,408,154
   Sumitomo Chemical Co., Ltd..........................  2,108,000   7,059,015
   Sumitomo Corp.......................................  3,241,900  40,585,446
  #Sumitomo Electric Industries, Ltd...................  2,606,700  34,665,615
   Sumitomo Forestry Co., Ltd..........................    161,400   1,923,808
   Sumitomo Heavy Industries, Ltd......................    582,000   2,591,497
  #Sumitomo Metal Mining Co., Ltd......................    414,000   5,795,720
   Sumitomo Mitsui Financial Group, Inc................    872,600  41,245,467

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CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
   Sumitomo Mitsui Trust Holdings, Inc................ 7,364,629 $   37,010,991
   Sumitomo Osaka Cement Co., Ltd.....................   196,000        587,543
  #Suzuken Co. Ltd/Aichi Japan........................   149,300      5,813,809
  #Suzuki Motor Corp..................................   519,200     13,341,456
   Taisei Corp........................................ 2,110,703      7,049,819
   Taisho Pharmaceutical Holdings Co., Ltd............    59,299      4,396,665
   Takashimaya Co., Ltd...............................   615,634      7,277,017
   Takata Corp........................................     2,100         40,400
  #TDK Corp...........................................   218,300      7,982,506
  #Teijin, Ltd........................................ 1,566,450      3,773,967
   Toho Holdings Co., Ltd.............................    12,800        293,629
   Tokai Rika Co., Ltd................................    61,200      1,240,054
   Tokyo Broadcasting System Holdings, Inc............    85,300      1,350,538
   Toppan Printing Co., Ltd........................... 1,312,000      9,996,748
   Toshiba TEC Corp...................................    36,000        212,726
   Tosoh Corp......................................... 1,044,000      3,443,315
   Toyo Seikan Group Holdings, Ltd....................   346,349      4,746,470
  #Toyobo Co., Ltd....................................   664,000      1,158,833
   Toyoda Gosei Co., Ltd..............................    13,800        358,149
  #Toyota Motor Corp. Sponsored ADR...................   329,692     38,343,180
   Toyota Tsusho Corp.................................   434,400     12,098,708
   Ube Industries, Ltd................................ 1,332,000      2,693,177
   UNY Group Holdings Co., Ltd........................   393,050      2,797,352
   Ushio, Inc.........................................    10,900        111,061
   Wacoal Holdings Corp...............................   179,000      1,976,550
  #Yamada Denki Co., Ltd..............................   153,000      7,383,542
   Yamaguchi Financial Group, Inc.....................   492,148      5,344,663
   Yamaha Corp........................................   327,300      3,509,819
  #Yamato Kogyo Co., Ltd..............................    82,600      2,731,955
   Yamazaki Baking Co., Ltd...........................   160,000      2,093,836
                                                                 --------------
TOTAL JAPAN...........................................            1,633,806,004
                                                                 --------------
NETHERLANDS -- (2.5%)
   Aegon NV........................................... 3,831,576     25,593,967
  #Akzo Nobel NV......................................   448,015     27,019,950
   ArcelorMittal...................................... 2,499,882     30,900,103
  *ING Groep NV....................................... 5,697,333     46,933,717
 #*ING Groep NV Sponsored ADR......................... 1,297,167     10,649,741
   Koninklijke DSM NV.................................   452,418     29,160,928
   Koninklijke Philips Electronics NV (500472303).....    76,518      2,111,897
   Koninklijke Philips Electronics NV (5986622)....... 1,957,968     54,192,709
                                                                 --------------
TOTAL NETHERLANDS.....................................              226,563,012
                                                                 --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd................   222,333        590,991
   Contact Energy, Ltd................................ 1,292,916      5,851,381
                                                                 --------------
TOTAL NEW ZEALAND.....................................                6,442,372
                                                                 --------------
NORWAY -- (1.0%)
   Aker ASA Class A...................................    70,039      2,165,903
  #Cermaq ASA.........................................    27,247        406,943

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
  #DNB ASA.............................................  1,528,374 $ 25,027,898
  *Marine Harvest ASA..................................  2,870,400    2,986,698
  #Norsk Hydro ASA.....................................  3,357,025   15,810,285
   Norsk Hydro ASA Sponsored ADR.......................     59,900      277,936
   Orkla ASA...........................................  2,797,062   25,221,991
   Stolt-Nielsen, Ltd..................................      8,425      174,076
  *Storebrand ASA......................................  1,082,306    4,937,154
  #Subsea 7 SA.........................................    590,207   12,741,549
 #*Veripos, Inc........................................     52,267      177,868
  #Wilh Wilhelmsen Holding ASA Class A.................        212        5,908
                                                                   ------------
TOTAL NORWAY...........................................              89,934,209
                                                                   ------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA.............................  2,631,973    3,015,703
   Cimpor Cimentos de Portugal SGPS SA.................     93,325      420,945
  *EDP Renovaveis SA...................................    517,656    2,697,992
                                                                   ------------
TOTAL PORTUGAL.........................................               6,134,640
                                                                   ------------
SINGAPORE -- (1.2%)
   CapitaLand, Ltd.....................................  9,878,000   30,124,411
   CapitaMalls Asia, Ltd...............................  1,863,000    3,185,375
   DBS Group Holdings, Ltd.............................  1,213,831   16,558,194
   Golden Agri-Resources, Ltd.......................... 13,990,000    6,028,580
   Indofood Agri Resources, Ltd........................    198,000      171,598
   Keppel Land, Ltd....................................  1,214,000    4,010,839
 #*Neptune Orient Lines, Ltd...........................  1,228,004    1,095,573
   Noble Group, Ltd....................................  5,748,000    5,272,592
  #Olam International, Ltd.............................    706,000      964,743
  #Overseas Union Enterprise, Ltd......................    405,000    1,024,970
   Singapore Airlines, Ltd.............................  1,585,600   14,318,116
  #Singapore Land, Ltd.................................    532,000    3,823,756
   United Industrial Corp., Ltd........................  2,152,000    5,263,341
   UOL Group, Ltd......................................  1,376,600    7,992,712
   Venture Corp., Ltd..................................    307,000    2,073,650
   Wheelock Properties Singapore, Ltd..................    870,000    1,386,294
   Wilmar International, Ltd...........................  2,102,000    5,705,902
                                                                   ------------
TOTAL SINGAPORE........................................             109,000,646
                                                                   ------------
SPAIN -- (1.8%)
  #Acciona SA..........................................    114,419    7,485,404
   Banco Bilbao Vizcaya Argentaria SA..................    195,030    1,898,532
  #Banco de Sabadell SA................................  5,307,715   11,025,736
  #*Banco Espanol de Credito SA........................    392,975    1,810,345
  #*Banco Popular Espanol SA........................... 17,154,572   13,356,520
   Banco Santander SA..................................  8,322,004   60,097,740
   Banco Santander SA Sponsored ADR....................  1,386,186   10,049,849
  #CaixaBank...........................................  2,901,900   10,729,929
   Gas Natural SDG SA..................................    651,261   13,637,183
   Iberdrola SA........................................  4,567,914   24,559,692

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
   Repsol SA...........................................    565,470 $ 13,257,192
                                                                   ------------
TOTAL SPAIN............................................             167,908,122
                                                                   ------------
SWEDEN -- (3.1%)
   Boliden AB..........................................    612,180    9,776,476
   Holmen AB Class A...................................      6,300      188,658
   Meda AB Class A.....................................    280,396    3,356,464
   Nordea Bank AB......................................  5,366,449   64,574,595
   Skandinaviska Enskilda Banken AB....................     16,918      166,660
   Skandinaviska Enskilda Banken AB Class A............  3,481,813   35,818,631
  #SSAB AB Class A.....................................     51,620      380,332
   Svenska Cellulosa AB Class A........................     66,476    1,822,798
   Svenska Cellulosa AB Class B........................  1,586,671   41,330,918
   Swedbank AB Class A.................................    952,040   23,442,697
   Telefonaktiebolaget LM Ericsson Class A.............     28,098      339,278
  #Telefonaktiebolaget LM Ericsson Class B.............  4,713,081   58,613,629
  #Telefonaktiebolaget LM Ericsson Sponsored ADR.......    952,162   11,721,114
   TeliaSonera AB......................................  3,717,354   25,648,834
   Volvo AB Class A....................................    203,375    2,807,728
                                                                   ------------
TOTAL SWEDEN...........................................             279,988,812
                                                                   ------------
SWITZERLAND -- (6.4%)
   ABB, Ltd............................................    820,669   18,610,232
   Adecco SA...........................................    358,259   19,162,822
  #Alpiq Holding AG....................................      1,593      202,233
   Aryzta AG...........................................    163,797   10,170,225
   Baloise Holding AG..................................    200,163   20,631,825
   Banque Cantonale Vaudoise...........................        468      259,310
   Clariant AG.........................................    435,532    6,372,051
  *Coca-Cola HBC AG ADR................................      8,492      218,669
   Credit Suisse Group AG..............................  1,685,212   46,800,075
  #Credit Suisse Group AG Sponsored ADR................    998,235   28,729,203
   Givaudan SA.........................................     14,257   18,360,576
   Holcim, Ltd.........................................    887,877   69,258,838
   Lonza Group AG......................................      7,458      519,688
   Novartis AG.........................................     16,632    1,231,227
  #Novartis AG ADR.....................................    506,359   37,349,040
   PSP Swiss Property AG...............................     60,354    5,665,829
   St Galler Kantonalbank AG...........................      2,834    1,240,118
   Sulzer AG...........................................     44,989    7,688,172
   Swiss Life Holding AG...............................    123,557   19,574,380
   Swiss Re AG.........................................  1,108,107   88,184,915
  #UBS AG (H89231338)..................................    910,777   16,202,723
   UBS AG (B18YFJ4)....................................  5,895,747  105,170,761
   Zurich Insurance Group AG...........................    236,698   66,143,271
                                                                   ------------
TOTAL SWITZERLAND......................................             587,746,183
                                                                   ------------
UNITED KINGDOM -- (18.1%)
   Anglo American P.L.C................................  1,123,359   27,466,971
   Aviva P.L.C.........................................  8,175,916   38,815,249
   Barclays P.L.C...................................... 11,591,752   51,727,912

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
  #Barclays P.L.C. Sponsored ADR.....................  4,591,659 $   82,558,029
   BP P.L.C..........................................  1,395,752     10,113,815
  #BP P.L.C. Sponsored ADR...........................  5,486,298    239,202,592
   Carnival P.L.C....................................    658,867     23,787,702
  #Carnival P.L.C. ADR...............................    241,674      8,731,682
  #Eurasian Natural Resources Corp. P.L.C............    408,931      1,758,514
   Evraz P.L.C.......................................    525,138      1,277,919
   HSBC Holdings P.L.C...............................  1,433,172     15,696,082
  #HSBC Holdings P.L.C. Sponsored ADR................  1,661,423     91,145,665
  *International Consolidated Airlines Group SA......  3,847,175     16,300,334
   Investec P.L.C....................................  1,195,168      8,463,281
   J Sainsbury P.L.C.................................  5,529,939     32,772,849
   Kazakhmys P.L.C...................................    690,345      3,752,356
   Kingfisher P.L.C.................................. 10,285,817     50,118,996
  *Lloyds Banking Group P.L.C........................ 82,680,839     70,236,780
 #*Lloyds Banking Group P.L.C. ADR...................  3,082,996     10,574,676
   Mondi P.L.C.......................................  1,319,308     17,532,918
   Old Mutual P.L.C.................................. 13,164,620     41,989,733
  #Pearson P.L.C. Sponsored ADR......................  1,446,476     26,427,117
   Resolution, Ltd...................................  3,422,696     14,055,681
   Rexam P.L.C.......................................  2,747,821     22,063,503
  *Royal Bank of Scotland Group P.L.C................  3,847,507     18,359,637
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.    400,166      3,825,587
  #Royal Dutch Shell P.L.C. ADR......................  3,323,210    231,926,826
   Royal Dutch Shell P.L.C. Class A..................      9,655        328,707
   Royal Dutch Shell P.L.C. Class B..................    255,146      8,949,866
   RSA Insurance Group P.L.C.........................  4,956,241      8,582,149
   Travis Perkins P.L.C..............................     38,182        851,945
   Vedanta Resources P.L.C...........................    189,404      3,583,948
   Vodafone Group P.L.C.............................. 34,976,333    106,723,100
   Vodafone Group P.L.C. Sponsored ADR...............  8,116,661    248,288,660
   WM Morrison Supermarkets P.L.C....................  8,127,143     36,882,790
   Wolseley P.L.C....................................     62,277      3,084,515
   WPP P.L.C. Sponsored ADR..........................     27,110      2,237,659
   Xstrata P.L.C.....................................  5,211,952     78,431,883
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,658,627,628
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,062,785,260
                                                                 --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
  #Porsche Automobil Holding SE......................    334,085     26,234,060
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
 #*Banco Santander SA Rights 05/02/13................  8,096,488      1,722,022
                                                                 --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)        VALUE+
                                                        ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund.....................  92,826,275 $1,074,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.16%, 05/01/13 (Collateralized by $29,728
     FNMA, rates ranging from 3.000% to 3.500%,
     maturities ranging from 09/01/32 to 08/01/42,
     valued at $30,383) to be repurchased at $29,787... $        30         29,787
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL....................              1,074,029,787
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,013,442,781)....             $9,164,771,129
                                                                    ==============

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                           SHARES   VALUE++
                                                           ------- ----------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (19.8%)
  #Accordia Golf Co., Ltd.................................   5,759 $6,542,864
   Aeon Fantasy Co., Ltd..................................  57,832  1,071,155
   Ahresty Corp........................................... 110,900    763,805
  *Aigan Co., Ltd.........................................  96,200    320,956
   Aisan Industry Co., Ltd................................ 170,000  1,632,893
  #Akebono Brake Industry Co., Ltd........................ 208,700  1,004,556
   Alpen Co., Ltd.........................................  95,100  1,985,376
   Alpha Corp.............................................  30,400    334,199
   Alpine Electronics, Inc................................ 263,400  2,688,398
  #Amiyaki Tei Co., Ltd...................................     235    725,113
   Amuse, Inc.............................................  34,099    811,097
 #*Anrakutei Co., Ltd.....................................  24,000     96,862
   AOI Pro, Inc...........................................  39,000    284,956
   AOKI Holdings, Inc.....................................  97,100  2,992,962
   Aoyama Trading Co., Ltd................................ 315,900  9,453,137
   Arata Corp.............................................  85,000    331,832
   Arcland Sakamoto Co., Ltd..............................  76,100  1,627,480
  #Arnest One Corp........................................ 238,800  5,479,951
   Asahi Broadcasting Corp................................  28,200    259,367
  #Asahi Co., Ltd.........................................  78,200  1,315,940
   Asatsu-DK, Inc......................................... 151,600  3,883,401
  *Ashimori Industry Co., Ltd............................. 319,000    471,583
  #ASKUL Corp.............................................  98,900  1,759,620
  #Atom Corp..............................................  42,000    246,626
   Atsugi Co., Ltd........................................ 858,000  1,048,377
   Autobacs Seven Co., Ltd................................ 378,000  6,369,867
  #Avex Group Holdings, Inc............................... 188,800  5,389,568
   Belluna Co., Ltd.......................................  78,850    773,660
   Best Bridal, Inc.......................................     345    584,260
  *Best Denki Co., Ltd.................................... 396,500    870,639
  #Bic Camera, Inc........................................   4,976  2,180,147
   Bookoff Corp...........................................  47,500    343,548
   Calsonic Kansei Corp................................... 881,000  4,185,804
  #Can Do Co., Ltd........................................     781  1,427,166
  *Carchs Holdings Co., Ltd............................... 279,500    128,695
  #Central Sports Co., Ltd................................  22,700    362,813
   Chiyoda Co., Ltd....................................... 133,600  3,856,905
   Chofu Seisakusho Co., Ltd..............................  88,800  2,058,809
  #Chori Co., Ltd.........................................  70,400    794,608
   Chuo Spring Co., Ltd................................... 202,000    699,834
 #*Clarion Co., Ltd....................................... 691,000    980,774
   Cleanup Corp........................................... 131,900  1,003,247
   Corona Corp............................................  79,200    892,473
  #Cross Plus, Inc........................................  22,000    201,834
   DA Consortium, Inc.....................................  16,200     70,846
   Daido Metal Co., Ltd................................... 172,000  1,363,532
  #Daidoh, Ltd............................................ 126,100    867,307
 #*Daiei, Inc. (The)...................................... 685,650  2,695,132
   Daiichikosho Co., Ltd..................................  62,100  1,846,623
   Daikoku Denki Co., Ltd.................................  41,500  1,104,073
   Daimaruenawin Co., Ltd.................................     400      2,978

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Consumer Discretionary -- (Continued)
   Dainichi Co., Ltd....................................    54,900 $   460,767
  #Daisyo Corp..........................................    54,300     690,787
  #DCM Holdings Co., Ltd................................   486,000   4,798,341
   Descente, Ltd........................................   234,000   1,508,767
  #Doshisha Co., Ltd....................................   120,400   1,899,094
   Doutor Nichires Holdings Co., Ltd....................   173,086   2,469,430
   Dunlop Sports Co., Ltd...............................    77,500     961,693
   Dynic Corp...........................................   174,000     330,767
   Eagle Industry Co., Ltd..............................   140,000   1,372,272
  #EDION Corp...........................................   528,800   2,476,617
  #Exedy Corp...........................................   179,600   4,508,810
   F&A Aqua Holdings, Inc...............................    95,120   1,904,677
  #F-Tech, Inc..........................................    26,800     416,938
  #FCC Co., Ltd.........................................   178,900   4,535,345
  #Fields Corp..........................................    75,200   1,525,077
  *Fine Sinter Co., Ltd.................................    49,000     173,215
   First Juken Co., Ltd.................................     7,400     134,117
   Foster Electric Co., Ltd.............................   129,400   1,765,892
  #France Bed Holdings Co., Ltd.........................   672,000   1,468,891
  #Fuji Co. Ltd/Ehime...................................    99,000   1,815,532
   Fuji Corp., Ltd......................................   127,000     843,146
  #Fuji Kiko Co., Ltd...................................   148,000     522,622
  #Fuji Kyuko Co., Ltd..................................   214,000   2,011,210
   Fuji Oozx, Inc.......................................     6,000      25,907
  #Fujibo Holdings, Inc.................................   610,000   1,713,222
   Fujikura Rubber, Ltd.................................    72,900     221,675
  #Fujita Kanko, Inc....................................   147,100     784,549
   Fujitsu General, Ltd.................................   320,000   3,128,151
   FuKoKu Co., Ltd......................................    30,700     288,660
 #*Funai Electric Co., Ltd..............................    84,200   1,042,247
   Furukawa Battery Co., Ltd............................    81,000     455,446
  *Futaba Industrial Co., Ltd...........................   313,100   1,457,926
  #G-7 Holdings, Inc....................................    29,200     221,715
  #G-Tekt Corp..........................................    43,500   1,369,503
   Gajoen Kanko Co......................................    37,000          --
   Gakken Holdings Co., Ltd.............................   322,000   1,014,855
   Genki Sushi Co., Ltd.................................    20,500     263,605
  #Geo Holdings Corp....................................     1,749   2,090,731
   GLOBERIDE, Inc.......................................   530,000     783,302
  #Goldwin, Inc.........................................   180,000   1,040,986
   Gourmet Kineya Co., Ltd..............................    87,000     615,596
  #GSI Creos Corp.......................................   277,000     403,746
  #Gulliver International Co., Ltd......................   314,400   2,526,645
   Gunze, Ltd........................................... 1,071,000   2,794,613
   H-One Co., Ltd.......................................    64,800     797,188
  #Hagihara Industries, Inc.............................    10,300     188,335
  #HAJIME CONSTRUCTION Co., Ltd.........................    48,000   3,135,849
   Hakuyosha Co., Ltd...................................    65,000     151,942
  #Happinet Corp........................................    76,400     611,218
  #Hard Off Corp. Co., Ltd..............................    49,700     335,294
   Haruyama Trading Co., Ltd............................    47,900     359,124
  *Haseko Corp.......................................... 7,564,500  11,050,940
   HI-LEX Corp..........................................    36,400     782,337

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
   Hiday Hidaka Corp....................................    47,220 $  957,502
  #Higashi Nihon House Co., Ltd.........................   206,000  1,789,620
  #Himaraya Co., Ltd....................................    35,900    434,733
   Hiramatsu, Inc.......................................   110,700    763,643
   HIS Co., Ltd.........................................   101,800  4,390,734
  #Honeys Co., Ltd......................................    92,940  1,205,537
  *Hoosiers Holdings Co., Ltd...........................   153,500  2,291,045
   I Metal Technology Co., Ltd..........................   142,000    243,623
  #Ichibanya Co., Ltd...................................    33,700  1,503,874
 #*Ichikoh Industries, Ltd..............................   294,000    442,028
  #Ikyu Corp............................................       748  1,172,323
  #Imasen Electric Industrial...........................    75,800    881,863
   Imperial Hotel, Ltd..................................     9,550    372,173
   Intage, Inc..........................................    34,400    918,395
   Izuhakone Railway Co., Ltd...........................       300         --
 #*Izutsuya Co., Ltd....................................   555,000    622,872
 #*Janome Sewing Machine Co., Ltd.......................   514,000    448,480
  #Japan Vilene Co., Ltd................................   154,000    770,939
  #Japan Wool Textile Co., Ltd. (The)...................   332,000  2,864,139
   Jidosha Buhin Kogyo Co., Ltd.........................    79,000    405,947
  #Joshin Denki Co., Ltd................................   209,000  1,873,047
  #JP-Holdings, Inc.....................................    44,300  1,257,347
  #JVC Kenwood Corp.....................................   874,630  2,264,692
   K's Holdings Corp....................................       400     14,101
  #Kadokawa Group Holdings, Inc.........................   113,300  3,555,896
 #*Kappa Create Holdings Co., Ltd.......................    10,000    187,928
   Kasai Kogyo Co., Ltd.................................   141,000    697,402
  #Kawai Musical Instruments Manufacturing Co., Ltd.....   446,000    816,577
  #Keihin Corp..........................................   260,200  4,254,904
  #Keiyo Co., Ltd.......................................   181,300    916,873
  #Kentucky Fried Chicken Japan, Ltd....................    77,000  1,675,212
  #Kimoto Co., Ltd......................................   102,100    815,355
  #Kinugawa Rubber Industrial Co., Ltd..................   268,000  1,403,913
   Kisoji Co., Ltd......................................    44,200    878,743
  #Kohnan Shoji Co., Ltd................................   184,300  2,263,696
  #Kojima Co., Ltd......................................   145,700    496,401
   Komatsu Seiren Co., Ltd..............................   146,000    753,267
  #Komeri Co., Ltd......................................   152,000  4,726,682
  #Konaka Co., Ltd......................................   122,960  1,704,205
   Koshidaka Holdings Co., Ltd..........................    18,600    664,029
  #Kourakuen Corp.......................................    12,900    163,672
   KU Holdings Co., Ltd.................................    68,200    656,795
  #Kura Corp............................................    63,100  1,113,140
   Kurabo Industries, Ltd............................... 1,255,000  2,358,855
   Kuraudia Co., Ltd....................................     5,700     79,011
   KYB Co., Ltd.........................................   892,000  4,874,542
  #Kyoritsu Maintenance Co., Ltd........................    55,660  1,683,404
   Kyoto Kimono Yuzen Co., Ltd..........................    62,300    682,100
   LEC, Inc.............................................    42,800    565,973
   Look, Inc............................................   219,000    837,056
   Mamiya-Op Co., Ltd...................................   285,000    761,050
  #Marche Corp..........................................    23,000    189,632
   Mars Engineering Corp................................    48,400  1,081,449

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
 #*Maruei Department Store Co., Ltd.....................   167,000 $  199,246
 #*Maruzen CHI Holdings Co., Ltd........................    29,800     83,660
  #Maruzen Co. Ltd-General Commercial Kitchen
    Appliances & Equipment..............................    46,000    395,918
  *Matsuya Co., Ltd.....................................    43,900    864,244
  #Matsuya Foods Co., Ltd...............................    48,200    802,869
  #Megane TOP Co., Ltd..................................   141,300  2,036,309
   Meiko Network Japan Co., Ltd.........................    60,700    841,981
 #*Meiwa Estate Co., Ltd................................    56,900    360,330
   Mikuni Corp..........................................   108,000    252,734
  #Misawa Homes Co., Ltd................................   131,700  2,354,353
   Mitsuba Corp.........................................   192,690  2,286,055
   Mitsui Home Co., Ltd.................................   170,000  1,022,064
  #Mizuno Corp..........................................   510,000  2,177,991
  #Monogatari Corp. (The)...............................    17,600    634,508
  #MOS Food Services, Inc...............................    94,800  1,891,455
   Mr Max Corp..........................................   119,000    420,395
   Murakami Corp........................................    10,000    163,937
  #Musashi Seimitsu Industry Co., Ltd...................   116,100  2,804,807
   Nafco Co., Ltd.......................................    30,300    642,743
  #Nagawa Co., Ltd......................................     8,500    140,165
 #*Naigai Co., Ltd...................................... 2,362,000  1,798,757
   Nakayamafuku Co., Ltd................................     8,800     63,310
  #NEC Mobiling, Ltd....................................    46,800  2,663,607
  #Next Co., Ltd........................................    42,400    439,263
   Nice Holdings, Inc...................................   460,000  1,303,314
  #Nidec Copal Corp.....................................    91,800    756,932
  #Nidec-Tosok Corp.....................................   109,300    917,362
  #Nifco, Inc...........................................   260,300  5,943,223
   Nihon Plast Co., Ltd.................................     1,600      9,189
   Nihon Tokushu Toryo Co., Ltd.........................    56,000    249,053
 #*Nippon Columbia Co., Ltd.............................   788,000    379,653
   Nippon Felt Co., Ltd.................................    67,200    302,867
  #Nippon Piston Ring Co., Ltd..........................   470,000    908,838
   Nippon Seiki Co., Ltd................................   243,400  3,212,776
   Nishikawa Rubber Co., Ltd............................    11,800    228,983
  #Nishimatsuya Chain Co., Ltd..........................   290,300  2,877,817
   Nissan Shatai Co., Ltd...............................    68,023    907,647
  #Nissan Tokyo Sales Holdings Co., Ltd.................   236,000    814,506
  #Nissen Holdings Co., Ltd.............................   200,491    741,432
  #Nissin Kogyo Co., Ltd................................   200,500  4,433,823
   Nittan Valve Co., Ltd................................    82,800    310,400
  #Noritsu Koki Co., Ltd................................   101,700    727,148
   Ohashi Technica, Inc.................................     5,900     53,002
   Ohsho Food Service Corp..............................    43,400  1,266,460
   Onward Holdings Co., Ltd.............................   750,000  7,008,553
   OPT, Inc.............................................    34,600    397,691
   Otsuka Kagu, Ltd.....................................    39,900    443,911
   Pacific Industrial Co., Ltd..........................   203,300  1,237,901
   Pal Co., Ltd.........................................    61,100  2,031,926
   Paltac Corp..........................................   188,134  2,445,629
   PanaHome Corp........................................   447,200  3,520,133
   Parco Co., Ltd.......................................    98,000  1,284,719
   Paris Miki Holdings, Inc.............................   164,400    886,380

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
  #PIA Corp.............................................     4,100 $   68,888
   Piolax, Inc..........................................    55,800  1,572,959
 #*Pioneer Corp......................................... 1,903,400  3,912,267
   Plenus Co., Ltd......................................   112,700  2,042,669
  #Point, Inc...........................................    91,220  4,431,421
  #Press Kogyo Co., Ltd.................................   555,000  2,839,158
  #Pressance Corp.......................................    33,800  1,434,391
   Proto Corp...........................................    58,100    962,346
   Renaissance, Inc.....................................    30,000    230,223
 #*Renown, Inc..........................................   326,600    513,026
   Resort Solution Co., Ltd.............................   180,000    436,536
   Resorttrust, Inc.....................................   190,308  6,484,754
   Rhythm Watch Co., Ltd................................   658,000  1,142,485
   Riberesute Corp......................................       106     82,727
   Right On Co., Ltd....................................    78,225    776,760
   Riken Corp...........................................   504,000  2,033,702
  #Ringer Hut Co., Ltd..................................    23,400    331,355
   Riso Kyoiku Co., Ltd.................................    10,591  1,055,747
   Roland Corp..........................................    92,800    896,157
   Round One Corp.......................................   412,500  3,457,535
  #Royal Holdings Co., Ltd..............................   140,300  2,291,738
   Ryohin Keikaku Co., Ltd..............................     3,600    339,976
  *Sagami Chain Co., Ltd................................    39,000    318,408
  #Saizeriya Co., Ltd...................................   166,500  2,357,798
  #Sakai Ovex Co., Ltd..................................   307,000    492,024
   San Holdings, Inc....................................    14,000    209,752
  #Sanden Corp..........................................   223,000    933,427
   Sanei Architecture Planning Co., Ltd.................    34,500    534,587
   Sangetsu Co., Ltd....................................   149,825  4,296,029
  #Sanko Marketing Foods Co., Ltd.......................       298    322,337
   Sankyo Seiko Co., Ltd................................   186,700    714,796
   Sanoh Industrial Co., Ltd............................   140,500  1,009,142
   Sanyo Electric Railway Co., Ltd......................    57,000    213,944
   Sanyo Housing Nagoya Co., Ltd........................    49,100    690,291
   Sanyo Shokai, Ltd....................................   678,000  2,058,908
   Scroll Corp..........................................   152,100    436,137
  #Seiko Holdings Corp..................................    18,407    108,059
   Seiren Co., Ltd......................................   288,100  1,921,699
  #Senshukai Co., Ltd...................................   179,000  1,643,206
  #Septeni Holdings Co., Ltd............................       474    672,201
  #Seria Co., Ltd.......................................    95,700  2,336,613
  #Shidax Corp..........................................    83,400    439,751
  #Shikibo, Ltd.........................................   802,000  1,168,472
   Shimachu Co., Ltd....................................   269,200  7,112,765
   Shimojima Co., Ltd...................................    23,800    243,438
   Shiroki Corp.........................................   285,000    639,473
   Shobunsha Publications, Inc..........................   288,400  1,791,150
  #Shochiku Co., Ltd....................................   208,400  2,098,475
   Showa Corp...........................................   320,400  4,651,439
   SKY Perfect JSAT Holdings, Inc.......................     8,199  4,125,093
   SNT Corp.............................................   110,200    483,596
   Soft99 Corp..........................................    70,600    496,057
   Sotoh Co., Ltd.......................................    49,700    475,652

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Discretionary -- (Continued)
   SPK Corp.............................................    17,200 $  313,595
   St Marc Holdings Co., Ltd............................    45,300  2,222,512
  #Starbucks Coffee Japan, Ltd..........................       794    652,609
  #Start Today Co., Ltd.................................   279,900  4,237,861
   Starts Corp., Inc....................................    28,500    325,939
   Step Co., Ltd........................................    36,800    303,357
  #Studio Alice Co., Ltd................................    53,000    814,578
   Suminoe Textile Co., Ltd.............................   328,000    999,872
   Sumitomo Forestry Co., Ltd...........................   436,666  5,204,844
   Suncall Corp.........................................    17,000     86,986
 #*SxL Corp.............................................   590,000  1,054,731
   T RAD Co., Ltd.......................................   373,000  1,067,685
   Tachi-S Co., Ltd.....................................   132,440  2,445,644
   Tachikawa Corp.......................................    50,800    264,113
   Tact Home Co., Ltd...................................       533  1,094,978
  #Taiho Kogyo Co., Ltd.................................    98,300  1,264,434
   Taka-Q, Ltd..........................................    21,000     96,713
   Takamatsu Construction Group Co., Ltd................    90,500  1,377,999
   Takata Corp..........................................     6,400    123,125
   Take And Give Needs Co., Ltd.........................     5,017  1,034,560
  #Takihyo Co., Ltd.....................................    76,000    342,749
  #Tamron Co., Ltd......................................    84,700  1,857,825
  #Tbk Co., Ltd.........................................   116,000    697,212
 #*Ten Allied Co., Ltd..................................    50,000    153,003
   Tigers Polymer Corp..................................    59,000    247,548
   Toa Corp.............................................    98,000    797,049
   Toabo Corp...........................................   529,000    435,105
  #Toei Animation Co., Ltd..............................    22,500    549,313
   Toei Co., Ltd........................................   410,000  3,043,682
   Tohokushinsha Film Corp..............................    13,600    134,694
   Tokai Rika Co., Ltd..................................   295,500  5,987,513
  #Tokai Rubber Industries, Ltd.........................   224,000  2,515,153
  #Token Corp...........................................    43,050  2,775,157
   Tokyo Derica Co., Ltd................................    24,600    430,440
  #Tokyo Dome Corp......................................   984,200  7,604,167
   Tokyo Soir Co., Ltd..................................    31,000     89,506
   Tokyu Recreation Co., Ltd............................    79,000    452,440
  #Tomy Co., Ltd........................................   369,593  1,844,066
   Topre Corp...........................................   209,600  1,955,019
  #Toridoll.corp........................................    94,600  1,274,670
   Tosho Co., Ltd.......................................     8,800    129,298
   Touei Housing Corp...................................    83,640  1,770,671
   Toyo Tire & Rubber Co., Ltd.......................... 1,067,000  5,741,776
  #TPR Co., Ltd.........................................   117,900  2,112,338
   TS Tech Co., Ltd.....................................   237,100  7,200,077
   TSI Holdings Co., Ltd................................   496,795  3,666,494
   Tsukamoto Corp. Co., Ltd.............................   190,000    367,273
   Tsutsumi Jewelry Co., Ltd............................    49,300  1,539,473
   TV Asahi Corp........................................    11,900    248,556
   Tv Tokyo Holdings Corp...............................    34,800    478,838
   U-Shin, Ltd..........................................   148,800  1,091,264
  #Umenohana Co., Ltd...................................     3,300     67,117
  #Unipres Corp.........................................   193,400  4,304,501

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   United Arrows, Ltd...................................   100,000 $  3,877,128
  *Unitika, Ltd......................................... 3,189,000    2,092,597
   Universal Entertainment Corp.........................    32,200      807,957
  *Usen Corp............................................   659,680    1,063,608
   Village Vanguard Co., Ltd............................       216      456,340
  #VT Holdings Co., Ltd.................................   148,200    1,826,718
   Wacoal Holdings Corp.................................    74,000      817,121
   Watabe Wedding Corp..................................    43,000      390,406
  #WATAMI Co., Ltd......................................   117,000    2,134,464
   Wowow, Inc...........................................       215      623,133
   Xebio Co., Ltd.......................................   139,800    3,295,510
   Yachiyo Industry Co., Ltd............................     1,200        9,715
   Yamato International, Inc............................    20,400       94,216
  #Yellow Hat, Ltd......................................    95,400    1,911,561
   Yonex Co., Ltd.......................................    40,000      222,976
   Yorozu Corp..........................................    91,600    1,530,955
   Yoshinoya Holdings Co., Ltd..........................       134      156,174
   Zenrin Co., Ltd......................................   150,200    1,941,306
  #Zensho Holdings Co., Ltd.............................   313,600    4,157,979
   Zojirushi Corp.......................................    83,000      280,291
                                                                   ------------
Total Consumer Discretionary............................            503,037,166
                                                                   ------------
Consumer Staples -- (7.6%)
  #Aeon Hokkaido Corp...................................   348,900    1,773,147
   Ahjikan Co., Ltd.....................................     2,100       17,092
  #Ain Pharmaciez, Inc..................................    68,500    3,348,551
   Arcs Co., Ltd........................................   176,100    3,493,851
   Ariake Japan Co., Ltd................................   102,000    2,343,867
   Artnature, Inc.......................................    27,200      510,964
   Belc Co., Ltd........................................    27,400      474,649
   Cawachi, Ltd.........................................    87,000    1,958,505
   Chubu Shiryo Co., Ltd................................   106,700      617,425
  #Chuo Gyorui Co., Ltd.................................    93,000      209,913
  #Coca-Cola Central Japan Co., Ltd.....................   149,500    2,253,684
   Cocokara fine, Inc...................................    80,260    3,034,408
   CREATE SD HOLDINGS Co., Ltd..........................    28,500    1,265,235
  #Daikokutenbussan Co., Ltd............................    32,600      892,665
  #Dr Ci:Labo Co., Ltd..................................       632    1,921,798
   Dydo Drinco, Inc.....................................    49,800    2,226,769
  #Echo Trading Co., Ltd................................    11,000       92,825
  #Ensuiko Sugar Refining Co., Ltd......................   102,000      468,695
  #Ezaki Glico Co., Ltd.................................    70,000      786,881
  #Fancl Corp...........................................   231,000    2,523,725
 #*First Baking Co., Ltd................................   183,000      279,787
   Fuji Oil Co. Ltd/Osaka...............................   330,700    5,245,120
   Fujicco Co., Ltd.....................................   117,600    1,353,369
  #Fujiya Co., Ltd......................................   276,000      572,276
   Hagoromo Foods Corp..................................    39,000      433,922
   Harashin Narus Holdings Co., Ltd.....................    67,000    1,198,002
   Heiwado Co., Ltd.....................................   171,400    3,098,486
   Hohsui Corp..........................................    60,000       85,676
   Hokkaido Coca-Cola Bottling Co., Ltd.................    87,000      430,093
  #Hokuto Corp..........................................   117,900    2,271,587

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
                                                          SHARES    VALUE++
                                                         --------- ----------
Consumer Staples -- (Continued)
   Inageya Co., Ltd.....................................   172,800 $1,795,604
   Itochu-Shokuhin Co., Ltd.............................    27,400  1,018,377
   Itoham Foods, Inc....................................   796,800  3,663,822
  #Iwatsuka Confectionery Co., Ltd......................       300     14,233
   Izumiya Co., Ltd.....................................   447,000  2,236,668
   J-Oil Mills, Inc.....................................   512,000  1,591,316
   Kakiyasu Honten Co., Ltd.............................    14,900    203,263
  #Kameda Seika Co., Ltd................................    69,100  1,811,288
   Kasumi Co., Ltd......................................   234,300  1,682,803
   Kato Sangyo Co., Ltd.................................   110,700  2,352,025
  #Kenko Mayonnaise Co., Ltd............................    37,100    344,376
   KEY Coffee, Inc......................................    94,500  1,487,563
   Kirindo Co., Ltd.....................................    28,300    206,943
  #Kose Corp............................................   176,000  4,597,102
   Kotobuki Spirits Co., Ltd............................     6,100     79,194
  #Kusuri No Aoki Co., Ltd..............................    25,100  1,831,581
  #Kyodo Shiryo Co., Ltd................................   408,000    498,416
  #Kyokuyo Co., Ltd.....................................   220,000    557,306
  #Life Corp............................................   183,400  2,559,601
  #Lion Corp............................................    57,000    333,046
   Mandom Corp..........................................   103,100  3,775,342
   Marudai Food Co., Ltd................................   514,000  1,706,228
  #Maruetsu, Inc. (The).................................   375,000  1,342,871
   Maruha Nichiro Holdings, Inc......................... 2,274,069  4,547,500
   Matsumotokiyoshi Holdings Co., Ltd...................   169,800  4,860,534
   Maxvalu Nishinihon Co., Ltd..........................     2,400     31,712
   Maxvalu Tokai Co., Ltd...............................    57,500    790,804
  #Medical System Network Co., Ltd......................    78,200    397,548
   Megmilk Snow Brand Co., Ltd..........................   250,200  3,846,077
   Meito Sangyo Co., Ltd................................    57,300    590,199
   Mikuni Coca-Cola Bottling Co., Ltd...................   171,600  2,034,030
   Milbon Co., Ltd......................................    50,514  1,916,338
   Ministop Co., Ltd....................................    86,700  1,494,919
   Mitsubishi Shokuhin Co., Ltd.........................    87,800  2,587,953
   Mitsui Sugar Co., Ltd................................   529,850  1,664,208
   Miyoshi Oil & Fat Co., Ltd...........................   375,000    651,901
   Morinaga & Co., Ltd.................................. 1,016,000  2,179,170
   Morinaga Milk Industry Co., Ltd...................... 1,059,000  3,119,924
  #Morishita Jintan Co., Ltd............................    43,800    218,234
   Morozoff, Ltd........................................   134,000    425,482
   Nagatanien Co., Ltd..................................   123,000  1,107,515
   Nakamuraya Co., Ltd..................................   186,000    811,139
  #Natori Co., Ltd......................................    20,300    195,864
   Nichimo Co., Ltd.....................................   170,000    367,224
   Nichirei Corp........................................ 1,248,000  7,341,778
  #Nihon Chouzai Co., Ltd...............................    18,210    481,046
   Niitaka Co., Ltd.....................................     7,260     80,180
   Nippon Beet Sugar Manufacturing Co., Ltd.............   619,000  1,164,073
   Nippon Flour Mills Co., Ltd..........................   655,000  3,045,349
  #Nippon Formula Feed Manufacturing Co., Ltd...........   477,000    612,409
  #Nippon Suisan Kaisha, Ltd............................ 1,309,500  2,541,264
   Nisshin Oillio Group, Ltd. (The).....................   633,000  2,230,587
   Nissin Sugar Co., Ltd................................    19,000    447,849

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
                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
   Nitto Fuji Flour Milling Co., Ltd....................    64,000 $    208,696
   Noevir Holdings Co., Ltd.............................    67,300    1,116,305
   Oenon Holdings, Inc..................................   316,000      891,476
  #OIE Sangyo Co., Ltd..................................    20,900      176,344
   Okuwa Co., Ltd.......................................   120,000    1,307,278
   Olympic Corp.........................................    64,900      470,559
   OUG Holdings, Inc....................................    12,000       21,575
   Pigeon Corp..........................................    95,800    8,241,597
   Poplar Co., Ltd......................................    25,760      154,419
  #Prima Meat Packers, Ltd..............................   874,000    2,427,809
   Qol Co., Ltd.........................................       200        1,876
   Riken Vitamin Co., Ltd...............................    79,200    1,908,562
  #Rock Field Co., Ltd..................................    54,900    1,087,574
  #Rokko Butter Co., Ltd................................    16,900      120,921
   S Foods, Inc.........................................    77,762      783,084
   S&B Foods, Inc.......................................     1,000        7,477
   Sakata Seed Corp.....................................   173,000    2,368,156
   San-A Co., Ltd.......................................    45,600    2,226,134
   Sapporo Holdings, Ltd................................ 1,751,000    7,971,794
  #Shoei Foods Corp.....................................    44,000      336,132
   Showa Sangyo Co., Ltd................................   524,000    1,737,185
   Sogo Medical Co., Ltd................................    27,700    1,220,643
   ST Corp..............................................    78,900      807,012
   Starzen Co., Ltd.....................................   320,000      878,012
  #Takara Holdings, Inc.................................   834,500    7,160,239
  #Tobu Store Co., Ltd..................................   205,000      566,126
   Toho Co. Ltd/Kobe....................................   186,000      674,151
  #Tohto Suisan Co., Ltd................................   138,000      208,575
   Torigoe Co., Ltd. (The)..............................    86,600      564,346
   Toyo Sugar Refining Co., Ltd.........................   157,000      170,959
   Uoriki Co., Ltd......................................     1,600       18,567
   Valor Co., Ltd.......................................   181,700    3,438,328
   Warabeya Nichiyo Co., Ltd............................    80,760    1,372,745
  #Welcia Holdings Co., Ltd.............................    42,400    2,229,219
   Yaizu Suisankagaku Industry Co., Ltd.................    44,800      405,317
  #Yamatane Corp........................................   535,000    1,149,265
   Yamaya Corp..........................................    22,800      372,355
   Yaoko Co., Ltd.......................................    41,100    1,789,076
  #Yokohama Reito Co., Ltd..............................   238,400    2,148,302
   Yomeishu Seizo Co., Ltd..............................   100,000      886,900
   Yuasa Funashoku Co., Ltd.............................   112,000      254,041
 #*Yukiguni Maitake Co., Ltd............................    39,656      109,418
  #Yutaka Foods Corp....................................     6,000      102,994
                                                                   ------------
Total Consumer Staples..................................            192,746,288
                                                                   ------------
Energy -- (0.5%)
   AOC Holdings, Inc....................................   228,300      803,180
  #BP Castrol KK........................................    66,500      290,417
   Fuji Kosan Co., Ltd..................................    33,100      232,473
   Itochu Enex Co., Ltd.................................   302,200    1,665,180
   Japan Oil Transportation Co., Ltd....................    84,000      200,772
   Kanto Natural Gas Development, Ltd...................   155,000    1,043,454
 #*Kyoei Tanker Co., Ltd................................   111,000      303,154

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
                                                          SHARES     VALUE++
                                                         --------- -----------
Energy -- (Continued)
   Mitsuuroko Holdings Co., Ltd.........................   189,300 $   976,471
   Modec, Inc...........................................    14,000     403,756
  #Nippon Gas Co., Ltd..................................   153,100   1,905,740
   Nippon Seiro Co., Ltd................................    64,000     184,249
  #Sala Corp............................................   128,500     689,999
   San-Ai Oil Co., Ltd..................................   300,000   1,377,434
   Shinko Plantech Co., Ltd.............................   227,900   1,722,256
   Sinanen Co., Ltd.....................................   268,000   1,096,751
   Toa Oil Co., Ltd.....................................   388,000     469,490
   Toyo Kanetsu KK......................................    20,000      68,400
                                                                   -----------
Total Energy............................................            13,433,176
                                                                   -----------
Financials -- (11.0%)
   Aichi Bank, Ltd. (The)...............................    54,200   3,103,130
   Airport Facilities Co., Ltd..........................   136,670   1,021,339
   Aizawa Securities Co., Ltd...........................   154,400     969,860
   Akita Bank, Ltd. (The)............................... 1,108,400   3,085,088
   Aomori Bank, Ltd. (The).............................. 1,108,000   3,299,189
   Asax Co., Ltd........................................        17      38,101
  #Awa Bank, Ltd. (The).................................   911,000   5,386,595
   Bank of Iwate, Ltd. (The)............................    99,400   4,277,410
   Bank of Kochi, Ltd. (The)............................   144,000     226,760
   Bank of Nagoya, Ltd. (The)...........................   917,297   4,352,549
   Bank of Okinawa, Ltd. (The)..........................   108,900   5,286,353
   Bank of Saga, Ltd. (The).............................   771,000   1,963,457
   Bank of the Ryukyus, Ltd.............................   225,280   3,325,467
  *Chiba Kogyo Bank, Ltd. (The).........................   225,000   2,036,678
   Chukyo Bank, Ltd. (The)..............................   676,000   1,431,722
 #*Cosmos Initia Co., Ltd...............................    61,100     790,254
   Daibiru Corp.........................................   311,100   4,337,805
   Daiichi Commodities Co., Ltd.........................    13,700      80,321
   Daiko Clearing Services Corp.........................    25,400     200,338
   Daikyo, Inc.......................................... 1,923,000   7,436,992
   Daisan Bank, Ltd. (The)..............................   704,000   1,273,094
   Daishi Bank, Ltd. (The).............................. 1,819,000   7,195,403
   Daito Bank, Ltd. (The)...............................   898,000     923,377
  *Dream Incubator, Inc.................................        51      96,689
   Ehime Bank, Ltd. (The)...............................   775,000   1,998,935
   Eighteenth Bank, Ltd. (The).......................... 1,093,000   2,817,880
   FIDEA Holdings Co., Ltd..............................   496,900   1,262,568
   Financial Products Group Co., Ltd....................     2,400     106,088
   Fukui Bank, Ltd. (The)............................... 1,124,000   2,355,891
  #Fukushima Bank, Ltd. (The)........................... 1,342,000   1,242,191
  #Fuyo General Lease Co., Ltd..........................    84,500   3,847,312
   Goldcrest Co., Ltd...................................   102,890   3,384,533
   Heiwa Real Estate Co., Ltd...........................   252,000   6,420,815
   Higashi-Nippon Bank, Ltd. (The)......................   824,000   2,088,072
   Higo Bank, Ltd. (The)................................   961,000   6,516,746
   Hokkoku Bank, Ltd. (The)............................. 1,524,000   6,465,966
   Hokuetsu Bank, Ltd. (The)............................ 1,153,000   2,713,074
   Hyakugo Bank, Ltd. (The)............................. 1,343,609   6,726,384
   Hyakujushi Bank, Ltd. (The).......................... 1,312,000   5,190,049
   IBJ Leasing Co., Ltd.................................    69,100   2,429,248

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
                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
  #Ichiyoshi Securities Co., Ltd..........................    65,800 $  956,888
  #Iwai Cosmo Holdings, Inc...............................   104,400  1,620,378
  #Jimoto Holdings, Inc...................................   132,800    321,627
  #Jowa Holdings Co., Ltd.................................    25,800    837,042
   Juroku Bank, Ltd. (The)................................ 1,697,000  7,214,824
   Kabuki-Za Co., Ltd.....................................    39,000  1,955,529
   Kagoshima Bank, Ltd. (The).............................   825,000  6,040,890
   Kansai Urban Banking Corp..............................   611,000    834,647
   Keihanshin Building Co., Ltd...........................    74,200    580,883
   Keiyo Bank, Ltd. (The).................................   834,000  5,130,159
 #*Kenedix, Inc...........................................     5,169  3,742,503
   Kita-Nippon Bank, Ltd. (The)...........................    50,006  1,288,128
   Kiyo Holdings, Inc..................................... 3,822,900  6,672,335
   Kobayashi Yoko Co., Ltd................................   108,700    313,029
   Kyokuto Securities Co., Ltd............................    72,000  1,353,465
   Land Business Co., Ltd.................................    22,200    165,425
   Marusan Securities Co., Ltd............................   384,300  3,264,531
   Michinoku Bank, Ltd. (The).............................   787,000  1,907,209
   Mie Bank, Ltd. (The)...................................   405,000    974,203
   Minato Bank, Ltd. (The)................................ 1,076,000  1,978,415
   Mito Securities Co., Ltd...............................   162,000    995,031
   Miyazaki Bank, Ltd. (The)..............................   903,000  2,671,279
   Monex Group, Inc.......................................       187     84,373
   Money Partners Group Co., Ltd..........................       188     48,750
   Musashino Bank, Ltd. (The).............................   179,600  7,635,869
   Nagano Bank, Ltd. (The)................................   496,000    937,474
   Nanto Bank, Ltd. (The).................................   713,000  3,146,208
   New Real Property K.K..................................    43,900         --
   Nisshin Fudosan Co.....................................   105,500    986,510
   North Pacific Bank, Ltd................................   770,300  2,652,236
   Ogaki Kyoritsu Bank, Ltd. (The)........................ 1,749,000  6,504,081
   Oita Bank, Ltd. (The)..................................   956,900  3,734,767
  #Okasan Securities Group, Inc...........................   407,000  5,106,387
   Relo Holdings, Inc.....................................    27,800  1,563,006
  #Ricoh Leasing Co., Ltd.................................    97,500  2,999,469
   San-In Godo Bank, Ltd. (The)...........................   902,000  7,692,916
   Sawada Holdings Co., Ltd...............................    41,700    504,155
  #Senshu Ikeda Holdings, Inc.............................   704,800  3,728,970
   Shiga Bank, Ltd. (The).................................   206,000  1,451,010
   Shikoku Bank, Ltd. (The)...............................   963,000  2,941,461
   SHIMANE BANK, Ltd. / THE...............................    15,400    205,383
   Shimizu Bank, Ltd. (The)...............................    45,500  1,348,999
  #Sumitomo Real Estate Sales Co., Ltd....................    51,570  3,588,541
   Taiko Bank, Ltd. (The).................................   178,000    481,039
   Takagi Securities Co., Ltd.............................   237,000  1,087,048
  #Takara Leben Co., Ltd..................................   168,200  3,462,549
   TOC Co., Ltd...........................................   435,250  3,434,988
   Tochigi Bank, Ltd. (The)...............................   745,000  3,020,375
   Toho Bank, Ltd. (The).................................. 1,260,200  3,950,396
   Tohoku Bank, Ltd. (The)................................   534,000    904,154
   Tokai Tokyo Financial Holdings, Inc....................   974,500  8,862,135
   Tokyo Rakutenchi Co., Ltd..............................   218,000  1,139,201
  #Tokyo Theatres Co., Inc................................   361,000    741,094

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
                                                            SHARES     VALUE++
                                                           --------- ------------
Financials -- (Continued)
  #Tokyo Tomin Bank, Ltd. (The)...........................   204,700 $  2,855,959
   Tokyu Livable, Inc.....................................   115,400    2,829,425
   Tomato Bank, Ltd.......................................   470,000      912,884
  #TOMONY Holdings, Inc...................................   829,450    3,411,431
   Tosei Corp.............................................       561      679,423
   Tottori Bank, Ltd. (The)...............................   332,000      730,328
   Towa Bank, Ltd. (The).................................. 1,602,000    1,857,275
  #Toyo Securities Co., Ltd...............................   380,000    1,567,134
   Tsukuba Bank, Ltd. (The)...............................   432,300    2,137,609
   Yachiyo Bank, Ltd. (The)...............................    63,700    2,376,690
   Yamagata Bank, Ltd. (The)..............................   767,500    3,806,955
   Yamanashi Chuo Bank, Ltd. (The)........................   884,000    4,102,117
                                                                     ------------
Total Financials..........................................            279,732,917
                                                                     ------------
Health Care -- (4.2%)
   A.S. One Corp..........................................    75,868    1,793,928
   ASKA Pharmaceutical Co., Ltd...........................   129,000      958,085
   BML, Inc...............................................    58,500    1,510,806
  #CMIC Holdings Co., Ltd.................................    63,300    1,376,036
   Create Medic Co., Ltd..................................    28,000      255,876
   Daito Pharmaceutical Co., Ltd..........................    42,000      605,574
   Eiken Chemical Co., Ltd................................    91,000    1,502,549
  #EPS Corp...............................................     1,606    2,545,128
   FALCO SD HOLDINGS Co., Ltd.............................    37,400      472,574
   Fuji Pharma Co., Ltd...................................    28,400      584,396
   Fuso Pharmaceutical Industries, Ltd....................   427,000    1,812,932
   Hitachi Medical Corp...................................    85,000    1,352,542
   Hogy Medical Co., Ltd..................................    66,500    4,093,134
   Iwaki & Co., Ltd.......................................   112,000      255,050
   Japan Medical Dynamic Marketing, Inc...................    44,900      142,256
  #JMS Co., Ltd...........................................   147,000      573,985
   Kaken Pharmaceutical Co., Ltd..........................   364,000    6,454,551
   Kawasumi Laboratories, Inc.............................    46,300      345,750
   Kissei Pharmaceutical Co., Ltd.........................   106,300    2,306,298
   KYORIN Holdings, Inc...................................   214,000    5,718,023
   Mani, Inc..............................................    12,100      408,684
  #Message Co., Ltd.......................................       814    2,409,363
  #Mochida Pharmaceutical Co., Ltd........................   295,000    3,922,485
   Nagaileben Co., Ltd....................................    58,000      992,585
   Nakanishi, Inc.........................................     3,600      460,156
  #Nichii Gakkan Co.......................................   255,500    2,601,068
   Nihon Kohden Corp......................................   180,400    6,927,511
  #Nikkiso Co., Ltd.......................................   350,000    4,959,963
   Nippon Chemiphar Co., Ltd..............................   151,000      976,950
   Nippon Shinyaku Co., Ltd...............................   265,000    4,116,443
  #Nipro Corp.............................................   728,700    7,274,059
   Nissui Pharmaceutical Co., Ltd.........................    70,500      847,889
   Rion Co., Ltd..........................................     5,000       49,792
   Rohto Pharmaceutical Co., Ltd..........................   432,000    6,051,343
  #Sawai Pharmaceutical Co., Ltd..........................    14,000    1,808,462
  #Seikagaku Corp.........................................   179,800    2,454,015
   Ship Healthcare Holdings, Inc..........................   184,300    7,093,962
   Shofu, Inc.............................................    22,700      212,820

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
                                                            SHARES     VALUE++
                                                           --------- ------------
Health Care -- (Continued)................................
   Software Service, Inc..................................     8,500 $    356,281
  #Taiko Pharmaceutical Co., Ltd..........................    40,700      778,708
   Techno Medica Co., Ltd.................................        47      317,276
  #Toho Holdings Co., Ltd.................................   217,800    4,996,286
  #Tokai Corp/Gifu........................................    39,400    1,204,432
   Torii Pharmaceutical Co., Ltd..........................    65,200    1,531,890
  #Towa Pharmaceutical Co., Ltd...........................    49,800    2,470,556
  #Tsukui Corp............................................   170,000    2,529,989
   Vital KSK Holdings, Inc................................   179,500    1,623,708
 #*Wakamoto Pharmaceutical Co., Ltd.......................   107,000      369,581
  #ZERIA Pharmaceutical Co., Ltd..........................   108,000    1,660,012
                                                                     ------------
Total Health Care.........................................            106,065,742
                                                                     ------------
Industrials -- (24.6%)
 #*A&A Material Corp......................................   235,000      234,768
   Advan Co., Ltd.........................................    96,200    1,219,575
   Advanex, Inc...........................................    73,000       74,207
  #Aeon Delight Co., Ltd..................................    95,600    1,979,815
   Aica Kogyo Co., Ltd....................................   277,300    5,585,677
   Aichi Corp.............................................   168,500      789,190
   Aida Engineering, Ltd..................................   302,300    2,500,918
   Alinco, Inc............................................    47,300      468,575
   Alps Logistics Co., Ltd................................    50,700      548,133
  #Altech Corp............................................    43,850      474,465
   Anest Iwata Corp.......................................   169,000      740,962
  *Arrk Corp..............................................   285,500      951,959
  #Asahi Diamond Industrial Co., Ltd......................   286,300    3,000,542
   Asahi Kogyosha Co., Ltd................................   124,000      414,053
 #*Asanuma Corp...........................................   796,000      663,233
   Asia Air Survey Co., Ltd...............................    27,000       85,612
   Asunaro Aoki Construction Co., Ltd.....................   154,000      840,384
   Bando Chemical Industries, Ltd.........................   452,000    1,394,877
  #Benefit One, Inc.......................................       479      663,545
   Bunka Shutter Co., Ltd.................................   248,000    1,413,924
   Central Glass Co., Ltd................................. 1,062,000    3,756,127
   Central Security Patrols Co., Ltd......................    43,700      409,326
   Chiyoda Integre Co., Ltd...............................    38,900      569,743
   Chudenko Corp..........................................   130,500    1,328,110
  #Chugai Ro Co., Ltd.....................................   384,000    1,018,122
   CKD Corp...............................................   302,300    2,207,752
  #Cosel Co., Ltd.........................................   121,500    1,394,260
   CTI Engineering Co., Ltd...............................    58,300      422,262
   Dai-Dan Co., Ltd.......................................   156,000      828,195
   Daido Kogyo Co., Ltd...................................   146,000      248,658
   Daifuku Co., Ltd.......................................   505,000    4,469,190
   Daihatsu Diesel Manufacturing Co., Ltd.................    68,000      354,539
   Daihen Corp............................................   586,000    1,784,948
  *Daiho Corp.............................................   763,000    1,003,795
   Daiichi Jitsugyo Co., Ltd..............................   238,000    1,200,938
   Daiki Ataka Engineering Co., Ltd.......................    63,000      262,259
  #Daiseki Co., Ltd.......................................   200,163    3,834,763
   Daiseki Eco. Solution Co., Ltd.........................        90      156,795
   Daiwa Industries, Ltd..................................   178,000    1,116,273

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
                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Daiwa Odakyu Construction Co...........................    11,000 $   25,402
 #*DANTO HOLDINGS Corp....................................   165,000    226,821
   Denyo Co., Ltd.........................................    85,100  1,232,937
   Dijet Industrial Co., Ltd..............................    80,000    128,078
   DMW Corp...............................................     4,800     82,110
   Duskin Co., Ltd........................................   262,400  5,328,184
   Ebara Jitsugyo Co., Ltd................................    27,600    378,517
  #Eidai Co., Ltd.........................................    66,000    325,707
   Emori & Co., Ltd.......................................    19,400    243,839
   en-japan, Inc..........................................       475    795,046
 #*Enshu, Ltd.............................................   263,000    549,517
   Fujikura, Ltd.......................................... 2,032,000  7,614,657
 #*Fujisash Co., Ltd......................................   296,200    416,751
   Fujitec Co., Ltd.......................................   379,000  4,108,880
  #Fukuda Corp............................................   517,000  2,076,678
   Fukushima Industries Corp..............................    33,200    901,688
   Fukuyama Transporting Co., Ltd.........................   657,400  3,671,000
  #Funai Consulting, Inc..................................   109,400    838,196
   Furukawa Co., Ltd...................................... 1,747,000  2,244,873
  #Furukawa Electric Co., Ltd............................. 2,638,000  6,675,660
  #Furusato Industries, Ltd...............................    50,600    506,226
   Futaba Corp............................................   154,300  2,151,966
   Gecoss Corp............................................   112,400    881,821
   Glory, Ltd.............................................   246,600  6,776,425
   Hamakyorex Co., Ltd....................................    37,600  1,331,674
  #Hanwa Co., Ltd......................................... 1,077,000  4,060,774
   Harmonic Drive Systems, Inc............................       700     14,386
  #Hazama Ando Corp.......................................   743,700  1,753,202
   Hibiya Engineering, Ltd................................   130,400  1,279,177
   Hisaka Works, Ltd......................................   115,000  1,069,243
 #*Hitachi Cable, Ltd.....................................   877,000  1,516,618
   Hitachi Koki Co., Ltd..................................   291,400  2,531,190
   Hitachi Metals Techno, Ltd.............................    56,500    416,386
   Hitachi Zosen Corp..................................... 4,351,500  7,235,520
   Hokuetsu Industries Co., Ltd...........................    85,000    207,619
   Hokuriku Electrical Construction Co., Ltd..............    64,000    249,965
   Hosokawa Micron Corp...................................   149,000  1,333,370
  #Howa Machinery, Ltd....................................   705,000    933,384
   Ichiken Co., Ltd.......................................    87,000    170,036
   ICHINEN HOLDINGS Co., Ltd..............................   100,300    739,448
  #Idec Corp..............................................   145,700  1,298,520
  #Iino Kaiun Kaisha, Ltd.................................   284,900  1,982,484
   Inaba Denki Sangyo Co., Ltd............................   104,400  3,082,781
   Inaba Seisakusho Co., Ltd..............................    58,800    850,191
   Inabata & Co., Ltd.....................................   317,300  2,487,960
 #*Inui Steamship Co., Ltd................................   128,800    567,335
   Inui Warehouse Co., Ltd................................     9,900     90,104
  #Iseki & Co., Ltd.......................................   946,000  3,444,834
   Ishii Iron Works Co., Ltd..............................     2,000      6,881
 #*Ishikawa Seisakusho, Ltd...............................    46,000     68,751
   Itoki Corp.............................................   205,900  1,290,148
 #*Iwasaki Electric Co., Ltd..............................   367,000    771,866
   Iwatani Corp........................................... 1,002,000  4,474,643

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
                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
  #Jalux, Inc.............................................    40,800 $  406,171
  #Jamco Corp.............................................    80,000    823,813
  #Japan Airport Terminal Co., Ltd........................   224,500  3,467,569
  #Japan Foundation Engineering Co., Ltd..................   162,500    555,782
   Japan Pulp & Paper Co., Ltd............................   469,000  1,433,796
   Japan Transcity Corp...................................   246,000    978,381
   JK Holdings Co., Ltd...................................    92,540    638,626
   Kamei Corp.............................................   153,000  1,549,558
   Kanaden Corp...........................................   116,000    747,944
   Kanagawa Chuo Kotsu Co., Ltd...........................   192,000  1,260,159
   Kanamoto Co., Ltd......................................   135,000  3,116,775
   Kandenko Co., Ltd......................................   542,000  2,462,677
  *Kanematsu Corp......................................... 2,253,625  3,125,515
  *Kanematsu-NNK Corp.....................................   125,000    232,492
   Katakura Industries Co., Ltd...........................   132,100  2,286,722
  #Kato Works Co., Ltd....................................   287,000  1,055,056
  #KAWADA TECHNOLOGIES, Inc...............................    69,200  1,857,589
   Kawasaki Kinkai Kisen Kaisha, Ltd......................    99,000    303,763
   Kawasaki Kisen Kaisha, Ltd............................. 3,720,000  8,185,247
  #Keihin Co. Ltd/Minato-Ku Tokyo Japan...................   245,000    502,408
  *KI Holdings Co., Ltd...................................    54,000    120,808
   Kimura Chemical Plants Co., Ltd........................   101,000    380,123
   King Jim Co., Ltd......................................    21,500    174,600
   Kinki Sharyo Co., Ltd..................................   185,000    595,126
   Kintetsu World Express, Inc............................    82,800  2,982,055
   Kitagawa Iron Works Co., Ltd...........................   475,000    824,558
   Kitano Construction Corp...............................   242,000    541,593
   Kitazawa Sangyo Co., Ltd...............................    54,500    106,399
   Kito Corp..............................................    37,300    396,427
   Kitz Corp..............................................   497,800  2,876,960
   Kobelco Eco-Solutions Co., Ltd.........................     8,000     24,543
   Koike Sanso Kogyo Co., Ltd.............................   149,000    347,533
   Kokusai Co., Ltd.......................................    19,600    144,128
   Kokuyo Co., Ltd........................................   445,125  3,591,135
  #KOMAIHALTEC, Inc.......................................   200,000    508,396
   Komatsu Wall Industry Co., Ltd.........................    48,300  1,163,288
   Komori Corp............................................   407,800  5,055,613
   Kondotec, Inc..........................................   114,100    698,250
 #*Kosaido Co., Ltd.......................................   316,800  1,354,647
   KRS Corp...............................................    37,200    370,806
  *Kumagai Gumi Co., Ltd..................................   852,800  1,034,568
  #Kuroda Electric Co., Ltd...............................   172,500  2,292,983
   Kyodo Printing Co., Ltd................................   540,000  2,048,393
 #*Kyokuto Boeki Kaisha, Ltd..............................    58,000    146,328
   Kyokuto Kaihatsu Kogyo Co., Ltd........................   210,100  2,203,082
   Kyoritsu Printing Co., Ltd.............................     5,400     13,606
   Kyosan Electric Manufacturing Co., Ltd.................   278,000    922,772
   Kyowa Exeo Corp........................................   482,300  5,694,474
   Kyudenko Corp..........................................   222,000  1,039,381
  *Lonseal Corp...........................................   116,000    178,707
  #Maeda Corp.............................................   845,000  4,053,006
   Maeda Road Construction Co., Ltd.......................   360,000  5,446,415
   Maezawa Industries, Inc................................    35,700    132,224

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
                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Maezawa Kasei Industries Co., Ltd......................    50,700 $  559,420
   Maezawa Kyuso Industries Co., Ltd......................    52,800    727,444
   Makino Milling Machine Co., Ltd........................   576,000  3,425,205
   Marubeni Construction Material Lease Co., Ltd..........    75,000    174,019
   Marufuji Sheet Piling Co., Ltd.........................     7,000     17,217
   Maruka Machinery Co., Ltd..............................    28,100    374,708
   Maruwn Corp............................................    28,800     68,239
  #Maruyama Manufacturing Co., Inc........................   237,000    694,844
   Maruzen Showa Unyu Co., Ltd............................   309,000  1,110,743
   Matsuda Sangyo Co., Ltd................................    82,582  1,196,661
   Matsui Construction Co., Ltd...........................   128,600    464,144
   Max Co., Ltd...........................................   196,000  2,236,374
  #Meidensha Corp.........................................   984,050  2,941,960
  #Meiji Shipping Co., Ltd................................   114,200    586,734
   Meisei Industrial Co., Ltd.............................   218,000    994,275
   Meitec Corp............................................   156,900  4,043,303
   Meito Transportation Co., Ltd..........................    22,000    145,212
  #Meiwa Corp.............................................   166,400    717,348
   Mesco, Inc.............................................    26,000    150,934
  #Minebea Co., Ltd....................................... 1,975,000  6,312,098
   Mirait Holdings Corp...................................   355,485  3,839,170
   Mitani Corp............................................    60,600  1,079,667
 #*Mitsubishi Kakoki Kaisha, Ltd..........................   369,000    755,422
  #Mitsubishi Nichiyu Forklift Co., Ltd...................   146,000    572,079
   Mitsubishi Pencil Co., Ltd.............................   104,500  2,212,937
   Mitsuboshi Belting Co., Ltd............................   293,000  1,573,414
  #Mitsui Engineering & Shipbuilding Co., Ltd............. 4,072,000  7,534,417
  #Mitsui Matsushima Co., Ltd.............................   737,000  1,428,189
  #Mitsui-Soko Co., Ltd...................................    71,000    484,020
   Mitsumura Printing Co., Ltd............................    93,000    256,196
  #Miura Co., Ltd.........................................   157,300  3,703,117
 #*Miyaji Engineering Group, Inc..........................   674,175  1,180,060
  #Mori Seiki Co., Ltd....................................   541,700  6,807,497
   Morita Holdings Corp...................................   239,000  2,023,725
   Moshi Moshi Hotline, Inc...............................   238,800  3,536,746
   NAC Co., Ltd...........................................    50,800    901,774
  #Nachi-Fujikoshi Corp...................................   913,000  4,080,559
   Nagase & Co., Ltd......................................    23,400    299,594
   Nakabayashi Co., Ltd...................................   217,000    458,977
   Nakano Corp............................................     5,500     14,524
   Namura Shipbuilding Co., Ltd...........................   122,700    661,734
   Narasaki Sangyo Co., Ltd...............................    56,000    115,095
   NDS Co., Ltd...........................................   230,000    715,027
  #NEC Capital Solutions, Ltd.............................    45,100  1,672,125
  #Nichias Corp...........................................   553,000  3,379,446
   Nichiban Co., Ltd......................................   122,000    509,601
   Nichiden Corp..........................................    24,400    576,415
   Nichiha Corp...........................................   126,180  2,022,488
   Nichireki Co., Ltd.....................................   138,000  1,008,109
  #Nihon M&A Center, Inc..................................    51,700  2,727,167
   Nihon Trim Co., Ltd....................................    15,250    861,415
   Nikkato Corp...........................................       700      3,081
   Nikko Co., Ltd.........................................   144,000    567,462

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
                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Nippo Corp.............................................   322,000 $4,825,574
  #Nippon Carbon Co., Ltd.................................   663,000  1,552,830
  *Nippon Conveyor Co., Ltd...............................   194,000    167,259
   Nippon Densetsu Kogyo Co., Ltd.........................   195,000  2,187,545
  #Nippon Filcon Co., Ltd.................................    70,900    310,329
   Nippon Hume Corp.......................................   112,000    739,144
   Nippon Jogesuido Sekkei Co., Ltd.......................    29,500    399,544
  #Nippon Kanzai Co., Ltd.................................    43,000    708,011
   Nippon Koei Co., Ltd...................................   367,000  1,442,727
   Nippon Konpo Unyu Soko Co., Ltd........................   313,300  4,837,532
   Nippon Parking Development Co., Ltd....................     7,887    641,734
  *Nippon Rietec Co., Ltd.................................     5,000     29,747
   Nippon Road Co., Ltd. (The)............................   395,000  2,362,447
  #Nippon Seisen Co., Ltd.................................   103,000    429,455
  #Nippon Sharyo, Ltd.....................................   391,000  2,024,777
 #*Nippon Sheet Glass Co., Ltd............................ 5,424,000  6,252,499
  #Nippon Signal Co., Ltd.................................   291,200  2,344,411
   Nippon Steel Trading Co., Ltd..........................   294,000    888,147
  #Nippon Thompson Co., Ltd...............................   375,000  1,872,237
   Nippon Tungsten Co., Ltd...............................    80,000    124,867
   Nishi-Nippon Railroad Co., Ltd.........................     1,000      4,098
   Nishimatsu Construction Co., Ltd....................... 1,855,000  3,555,527
   Nishio Rent All Co., Ltd...............................    84,700  1,839,676
  #Nissei Corp............................................    37,900    338,923
   Nissei Plastic Industrial Co., Ltd.....................   286,700  2,272,492
  *Nissha Printing Co., Ltd...............................     5,200     84,027
   Nisshinbo Holdings, Inc................................   778,000  5,651,862
   Nissin Corp............................................   374,000  1,098,479
  #Nissin Electric Co., Ltd...............................   284,000  1,413,218
   Nitchitsu Co., Ltd.....................................    58,000    110,128
   Nitta Corp.............................................   112,800  2,527,549
 #*Nitto Boseki Co., Ltd..................................   727,000  2,564,260
   Nitto Kogyo Corp.......................................   149,000  2,220,056
   Nitto Kohki Co., Ltd...................................    68,300  1,302,197
   Nitto Seiko Co., Ltd...................................   135,000    516,049
  #Nittoc Construction Co., Ltd...........................   143,500    568,175
  #Nittoku Engineering Co., Ltd...........................    79,500    787,369
   Noda Corp..............................................   161,700    830,860
   Nomura Co., Ltd........................................   220,000  1,589,274
  #Noritake Co. Ltd/Nagoya Japan..........................   588,000  1,587,842
   Noritz Corp............................................   164,200  3,484,040
  *NS United Kaiun Kaisha, Ltd............................   568,000  1,056,756
  #NTN Corp............................................... 2,638,000  6,727,343
   Obara Group, Inc.......................................    58,700  1,419,582
  #Obayashi Road Corp.....................................   175,000    839,749
   Odelic Co., Ltd........................................     3,300    146,775
   Oiles Corp.............................................   136,742  2,752,119
   Okabe Co., Ltd.........................................   217,600  2,255,471
  *Okamoto Machine Tool Works, Ltd........................   166,000    248,670
   Okamura Corp...........................................   349,900  2,652,784
  *OKI Electric Cable Co., Ltd............................    90,000    132,203
  #OKK Corp...............................................   393,000    779,620
  #OKUMA Corp.............................................   792,000  6,199,281

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Okumura Corp...........................................   951,400 $3,854,940
   Onoken Co., Ltd........................................    73,400    754,212
   Organo Corp............................................   221,000  1,255,989
  #OSG Corp...............................................   401,700  6,111,819
   Oyo Corp...............................................   109,600  1,796,371
 #*Pasco Corp.............................................   107,000    468,037
  #Pasona Group, Inc......................................     1,035    827,215
  #Penta-Ocean Construction Co., Ltd...................... 1,646,000  4,232,652
   Pilot Corp.............................................       811  3,303,629
   Prestige International, Inc............................    25,800    327,257
   Pronexus, Inc..........................................   133,200  1,104,490
   PS Mitsubishi Construction Co., Ltd....................     5,300     27,290
   Raito Kogyo Co., Ltd...................................   286,500  1,608,012
   Rheon Automatic Machinery Co., Ltd.....................    64,000    148,542
  #Ryobi, Ltd.............................................   710,200  1,666,252
  #Sakai Heavy Industries, Ltd............................   224,000    702,992
   Sakai Moving Service Co., Ltd..........................     8,400    202,267
   Sanki Engineering Co., Ltd.............................   340,000  1,934,407
  #Sanko Metal Industrial Co., Ltd........................   136,000    321,653
  *Sankyo Tateyama, Inc...................................   171,000  4,719,451
   Sankyu, Inc............................................ 1,490,000  6,659,659
   Sanritsu Corp..........................................     9,500     60,150
   Sanwa Holdings Corp.................................... 1,215,000  7,373,305
  #Sanyo Denki Co., Ltd...................................   223,000  1,697,342
   Sanyo Engineering & Construction, Inc..................    48,000    167,942
   Sanyo Industries, Ltd..................................    99,000    222,956
 #*Sasebo Heavy Industries Co., Ltd.......................   685,000    886,770
  #Sata Construction Co., Ltd.............................   384,000    370,966
  #Sato Holdings Corp.....................................   115,100  2,413,307
   Sato Shoji Corp........................................    65,300    394,290
   SBS Holdings, Inc......................................     2,600     35,678
   Secom Joshinetsu Co., Ltd..............................    33,900    826,720
   Seibu Electric Industry Co., Ltd.......................    67,000    297,513
   Seika Corp.............................................   322,000    820,808
 #*Seikitokyu Kogyo Co., Ltd..............................   610,000    614,409
   Seino Holdings Co., Ltd................................   763,000  6,674,879
   Sekisui Jushi Corp.....................................   168,000  2,333,540
  #Senko Co., Ltd.........................................   497,000  2,694,676
   Senshu Electric Co., Ltd...............................    37,300    532,351
  #Shibusawa Warehouse Co., Ltd. (The)....................   256,000  1,553,597
   Shibuya Kogyo Co., Ltd.................................    80,200    730,437
  #Shima Seiki Manufacturing, Ltd.........................   152,300  3,297,325
   Shin Nippon Air Technologies Co., Ltd..................    88,780    527,556
  #Shin-Keisei Electric Railway Co., Ltd..................   174,000    694,188
   Shinmaywa Industries, Ltd..............................   473,000  3,851,491
   Shinnihon Corp.........................................   194,800    686,566
   Shinsho Corp...........................................   244,000    485,737
   Shinwa Co. Ltd/Nagoya..................................     7,700     93,559
  #SHO-BOND Holdings Co., Ltd.............................    35,000  1,477,227
   Shoko Co., Ltd.........................................   390,000    584,652
  #Showa Aircraft Industry Co., Ltd.......................    53,000    762,364
  #Sinfonia Technology Co., Ltd...........................   574,000    978,792
   Sinko Industries, Ltd..................................    53,400    507,371

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   Sintokogio, Ltd........................................   256,700 $2,324,702
   Soda Nikka Co., Ltd....................................    67,000    281,263
   Sodick Co., Ltd........................................   259,300  1,562,532
   Sohgo Security Services Co., Ltd.......................   338,100  5,407,083
   Sotetsu Holdings, Inc..................................   597,000  2,323,461
   Space Co., Ltd.........................................    73,420    682,493
   Subaru Enterprise Co., Ltd.............................    59,000    213,672
   Sugimoto & Co., Ltd....................................    34,100    298,418
   Sumikin Bussan Corp....................................   545,000  1,780,815
  #Sumitomo Densetsu Co., Ltd.............................    98,100  1,505,778
 #*Sumitomo Mitsui Construction Co., Ltd.................. 1,744,000  1,775,416
   Sumitomo Precision Products Co., Ltd...................   180,000    778,488
  #Sumitomo Warehouse Co., Ltd. (The).....................   754,000  5,402,120
  *SWCC Showa Holdings Co., Ltd........................... 1,732,000  1,798,832
   Tadano, Ltd............................................   578,579  7,242,471
   Taihei Dengyo Kaisha, Ltd..............................   193,000  1,176,124
   Taihei Kogyo Co., Ltd..................................   274,000    970,728
  #Taiheiyo Kouhatsu, Inc.................................   353,000    476,145
   Taikisha, Ltd..........................................   162,300  3,678,017
   Takada Kiko Co., Ltd...................................   154,000    369,104
   Takano Co., Ltd........................................    51,100    244,000
  #Takaoka Toko Holdings Co., Ltd.........................    44,820    610,435
  #Takara Printing Co., Ltd...............................    38,055    313,689
   Takara Standard Co., Ltd...............................   509,000  3,994,059
   Takasago Thermal Engineering Co., Ltd..................   325,400  2,567,362
  #Takashima & Co., Ltd...................................   192,000    583,239
   Takeei Corp............................................    27,100  1,125,273
  #Takeuchi Manufacturing Co., Ltd........................    66,400  1,536,895
   Takigami Steel Construction Co., Ltd. (The)............    50,000    172,490
   Takisawa Machine Tool Co., Ltd.........................   349,000    670,961
   Takuma Co., Ltd........................................   392,000  2,378,532
  #Tanseisha Co., Ltd.....................................   106,000    535,686
  #Tatsuta Electric Wire and Cable Co., Ltd...............   237,000  1,694,768
   TECHNO ASSOCIE Co., Ltd................................    58,400    539,348
  #Techno Ryowa, Ltd......................................    71,390    316,396
   Teikoku Electric Manufacturing Co., Ltd................    35,300    671,262
   Teikoku Sen-I Co., Ltd.................................   119,000  1,133,823
 #*Tekken Corp............................................   763,000  1,059,364
   Temp Holdings Co., Ltd.................................    48,600  1,055,529
   Teraoka Seisakusho Co., Ltd............................    53,600    234,876
  *Toa Corp............................................... 1,046,000  1,611,051
  #TOA ROAD Corp..........................................   241,000  1,318,875
 #*Tobishima Corp.........................................   579,800    761,465
   Tocalo Co., Ltd........................................    81,400  1,192,024
  #Toda Corp.............................................. 1,127,000  3,322,986
   Toenec Corp............................................   212,000    960,310
   TOKAI Holdings Corp....................................   484,300  1,577,912
   Tokai Lease Co., Ltd...................................   154,000    306,936
   Tokyo Energy & Systems, Inc............................   143,000    700,925
  #Tokyo Keiki, Inc.......................................   319,000    706,205
   Tokyo Sangyo Co., Ltd..................................    81,000    260,254
   Tokyu Community Corp...................................    32,900  1,707,980
 #*Tokyu Construction Co., Ltd............................   462,780  1,116,691

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Industrials -- (Continued)
   Toli Corp..............................................   252,000 $    567,334
  #Tomoe Corp.............................................   150,100      601,689
  #Tomoe Engineering Co., Ltd.............................    36,200      744,057
   Tonami Holdings Co., Ltd...............................   331,000      757,782
   Toppan Forms Co., Ltd..................................   273,200    2,564,646
  #Torishima Pump Manufacturing Co., Ltd..................   111,200      904,805
   Toshiba Machine Co., Ltd...............................   641,000    3,919,732
  #Toshiba Plant Systems & Services Corp..................   228,450    3,093,259
  #Tosho Printing Co., Ltd................................   243,000      764,763
  #Totetsu Kogyo Co., Ltd.................................   140,300    2,345,883
  #Toyo Construction Co., Ltd.............................   340,800    1,031,694
  #Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
    Ltd...................................................   213,000      729,179
   Toyo Engineering Corp..................................   610,400    2,920,877
   Toyo Machinery & Metal Co., Ltd........................    42,400      109,399
  #Toyo Tanso Co., Ltd....................................    68,900    1,506,793
  #Toyo Wharf & Warehouse Co., Ltd........................   315,000      692,570
   Trancom Co., Ltd.......................................    28,900      833,363
   Trinity Industrial Corp................................    19,000       79,300
   Trusco Nakayama Corp...................................   107,400    2,219,653
   Tsubakimoto Chain Co...................................   774,700    4,151,296
   Tsubakimoto Kogyo Co., Ltd.............................   113,000      308,379
 #*Tsudakoma Corp.........................................   272,000      590,499
  #Tsugami Corp...........................................   368,000    1,892,432
   Tsukishima Kikai Co., Ltd..............................   127,000    1,195,801
   Tsurumi Manufacturing Co., Ltd.........................    94,000      820,120
   TTK Co., Ltd...........................................    62,000      290,866
   Uchida Yoko Co., Ltd...................................   331,000    1,037,439
  #Ueki Corp..............................................   385,000      788,480
   Union Tool Co..........................................    64,700    1,431,944
   Ushio, Inc.............................................   198,600    2,023,560
   Utoc Corp..............................................    92,900      324,873
 #*Wakachiku Construction Co., Ltd........................ 1,204,000    1,411,245
   Wakita & Co., Ltd......................................   135,000    1,688,419
  #Weathernews, Inc.......................................    37,900      928,979
   Yahagi Construction Co., Ltd...........................   147,200      645,735
   YAMABIKO Corp..........................................    34,482      985,106
   Yamato Corp............................................    82,000      327,643
   Yamaura Corp...........................................    28,000       88,317
   Yamazen Corp...........................................   305,500    1,945,567
   Yasuda Warehouse Co., Ltd. (The).......................    95,800    1,139,656
   Yokogawa Bridge Holdings Corp..........................   170,400    1,792,579
   Yondenko Corp..........................................   132,800      445,819
   Yuasa Trading Co., Ltd.................................   989,000    2,092,683
  #Yuken Kogyo Co., Ltd...................................   176,000      417,245
   Yurtec Corp............................................   256,000      802,533
  #Yusen Logistics Co., Ltd...............................   103,200    1,086,611
  #Yushin Precision Equipment Co., Ltd....................    46,834      877,571
                                                                     ------------
Total Industrials.........................................            626,125,347
                                                                     ------------
Information Technology -- (9.1%)..........................
  #1st Holdings, Inc......................................    75,100      678,166
  #A&D Co., Ltd...........................................    89,000      515,445
   Ai Holdings Corp.......................................   255,500    2,555,820

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
  #Aichi Tokei Denki Co., Ltd.............................   192,000 $  524,172
  #Aiphone Co., Ltd.......................................    80,400  1,318,102
   Allied Telesis Holdings KK.............................   470,700    430,864
   Alpha Systems, Inc.....................................    34,760    508,339
   Alps Electric Co., Ltd................................. 1,084,100  8,264,325
   Amano Corp.............................................   332,800  3,568,188
   AOI Electronic Co., Ltd................................    35,200    597,480
   Argo Graphics, Inc.....................................    23,500    351,823
  *Arisawa Manufacturing Co., Ltd.........................   186,600    673,030
   Asahi Net, Inc.........................................    74,000    378,799
  #Axell Corp.............................................    36,900    766,665
   Azbil Corp.............................................    19,400    418,905
  #Bit-isle, Inc..........................................    76,000  1,084,956
   CAC Corp...............................................    71,400    742,953
   Canon Electronics, Inc.................................   127,100  2,587,890
   Chino Corp.............................................   165,000    375,680
  *CMK Corp...............................................   263,200    917,149
   Computer Engineering & Consulting, Ltd.................    69,400    486,446
   Core Corp..............................................    37,100    283,921
   Cresco, Ltd............................................    23,200    187,433
   Cybernet Systems Co., Ltd..............................       120     38,866
   Cybozu, Inc............................................     1,157    303,741
  #Dai-ichi Seiko Co., Ltd................................    53,200    780,423
 #*Dainippon Screen Manufacturing Co., Ltd................   105,000    541,572
   Daishinku Corp.........................................   185,000    581,685
   Daito Electron Co., Ltd................................     5,900     27,157
  #Daiwabo Holdings Co., Ltd.............................. 1,152,000  2,176,581
   Denki Kogyo Co., Ltd...................................   319,000  1,480,420
  #Digital Garage, Inc....................................       579  2,131,472
  #DKK-Toa Corp...........................................    38,200    200,022
   DTS Corp...............................................   114,000  1,905,945
   Eizo Corp..............................................    99,300  1,719,520
   Elecom Co., Ltd........................................    31,200    434,905
  #Elematec Corp..........................................    36,571    493,487
  #EM Systems Co., Ltd....................................    10,800    194,637
  #Enplas Corp............................................    45,000  2,613,789
   ESPEC Corp.............................................   123,100  1,023,217
   Excel Co., Ltd.........................................    35,000    355,057
  #F@N Communications, Inc................................    31,000    847,385
   Faith, Inc.............................................     2,791    335,241
  #Ferrotec Corp..........................................   179,000    749,688
   Fuji Electronics Co., Ltd..............................    55,100    698,251
  #Fuji Soft, Inc.........................................   120,000  3,209,950
   Fujitsu Frontech, Ltd..................................    77,500    517,550
   Furuno Electric Co., Ltd...............................    61,700    489,102
   Furuya Metal Co., Ltd..................................     9,400    247,585
   Future Architect, Inc..................................     1,148    578,779
  #GMO internet, Inc......................................   405,300  5,305,931
   GMO Payment Gateway, Inc...............................    15,100    340,815
   Gurunavi, Inc..........................................    74,400  1,104,138
   Hakuto Co., Ltd........................................    85,700    876,792
  #Hioki EE Corp..........................................    40,800    654,149
  #Hitachi Kokusai Electric, Inc..........................   176,500  2,078,610

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
Information Technology -- (Continued)
   Hochiki Corp...........................................  97,000 $  461,834
   Hokuriku Electric Industry Co., Ltd.................... 398,000    499,721
   Horiba, Ltd............................................ 218,850  7,912,424
   Hosiden Corp........................................... 351,400  2,012,010
   I-Net Corp/Kanagawa....................................  47,800    355,068
   Icom, Inc..............................................  49,700  1,231,667
 #*Ikegami Tsushinki Co., Ltd............................. 174,000    162,530
   Ines Corp.............................................. 202,300  1,528,791
   Infocom Corp...........................................     369    657,548
   Information Services International-Dentsu, Ltd.........  76,700    902,071
   Innotech Corp..........................................  92,200    404,871
   Internet Initiative Japan, Inc......................... 120,000  4,855,714
   Iriso Electronics Co., Ltd.............................  42,100    947,062
   IT Holdings Corp....................................... 445,001  6,680,243
  #ITC Networks Corp......................................  99,100    897,039
   Itfor, Inc.............................................  59,100    291,463
   Iwatsu Electric Co., Ltd............................... 541,000    627,640
   Japan Aviation Electronics Industry, Ltd............... 349,600  3,029,654
   Japan Cash Machine Co., Ltd............................  64,615  1,166,487
   Japan Digital Laboratory Co., Ltd...................... 117,300  1,446,641
 #*Japan Radio Co., Ltd................................... 304,000  1,154,755
  #Jastec Co., Ltd........................................  61,400    439,879
   JBCC Holdings, Inc.....................................  83,000    778,893
   JFE Systems, Inc.......................................      32     27,928
   JIEC Co., Ltd..........................................      14     15,499
 #*Justsystems Corp....................................... 134,700    834,470
   Kaga Electronics Co., Ltd.............................. 116,400    954,014
   Kanematsu Electronics, Ltd.............................  83,100  1,032,586
 #*KLab, Inc.............................................. 101,200    631,062
   Koa Corp............................................... 181,600  1,956,413
   Kyoden Co., Ltd........................................ 156,900    216,087
  #Kyoei Sangyo Co., Ltd..................................  97,000    167,572
   Kyowa Electronics Instruments Co., Ltd.................  56,000    182,114
   LAC Co., Ltd...........................................  49,700    321,870
   Lasertec Corp..........................................  49,200  1,200,864
   Macnica, Inc...........................................  57,900  1,187,204
  #Macromill, Inc......................................... 105,800  1,514,280
   Marubun Corp...........................................  98,500    452,242
  #Maruwa Co. Ltd/Aichi...................................  53,100  1,617,178
   Marvelous AQL, Inc.....................................   1,634    926,719
  *Megachips Corp.........................................  25,900    392,857
  #Meiko Electronics Co., Ltd.............................  70,200    494,891
  #Meisei Electric Co., Ltd............................... 307,000    318,401
  #Melco Holdings, Inc....................................  77,000  1,271,295
  *Micronics Japan Co., Ltd...............................  11,500     58,054
   Mimasu Semiconductor Industry Co., Ltd.................  94,181    953,316
  #Miraial Co., Ltd.......................................  27,300    566,555
   Miroku Jyoho Service Co., Ltd.......................... 105,000    379,664
  #Mitsubishi Research Institute, Inc.....................  17,100    366,224
   Mitsui High-Tec, Inc................................... 144,700  1,039,994
   Mitsui Knowledge Industry Co., Ltd.....................   3,643    616,333
  *Mitsumi Electric Co., Ltd.............................. 549,800  3,150,003
  #MTI, Ltd...............................................  11,000     91,928

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
Information Technology -- (Continued)
  #Mutoh Holdings Co., Ltd................................ 160,000 $  397,734
   Nagano Keiki Co., Ltd..................................   5,500     40,353
   Nakayo Telecommunications, Inc......................... 444,000  1,367,165
   NEC Fielding, Ltd......................................  97,600  1,291,534
   NEC Networks & System Integration Corp................. 140,600  3,082,886
   NET One Systems Co., Ltd............................... 475,200  4,168,376
   Nichicon Corp.......................................... 302,300  3,186,134
   Nidec Copal Electronics Corp...........................  72,300    342,830
   NIFTY Corp.............................................     422    661,960
  #Nihon Dempa Kogyo Co., Ltd............................. 105,700  1,053,320
   Nihon Unisys, Ltd...................................... 168,575  1,448,147
  #Nippon Ceramic Co., Ltd................................  88,600  1,539,994
  *Nippon Chemi-Con Corp.................................. 781,000  2,662,493
   Nippon Kodoshi Corp....................................   2,300     22,498
   Nippon Systemware Co., Ltd.............................  27,900    126,370
   Nohmi Bosai, Ltd....................................... 133,000  1,092,378
   NS Solutions Corp......................................  97,800  1,992,359
   NSD Co., Ltd........................................... 202,500  2,307,524
  #Nuflare Technology, Inc................................     151  1,175,521
   OBIC Business Consultants, Ltd.........................  24,400  1,389,601
   Ohara, Inc.............................................  47,600    325,413
  #Okaya Electric Industries Co., Ltd.....................  73,000    258,276
   ONO Sokki Co., Ltd..................................... 114,000    587,018
   Optex Co., Ltd.........................................  57,600    855,236
  #Origin Electric Co., Ltd............................... 168,000    654,903
  #Osaki Electric Co., Ltd................................ 173,000    915,082
   Panasonic Industrial Devices SUNX Co., Ltd............. 110,800    522,907
   Panasonic Information Systems..........................  15,700    370,105
   PCA Corp...............................................  17,500    193,824
 #*Renesas Electronics Corp...............................  19,700     57,338
   Riken Keiki Co., Ltd...................................  81,400    565,291
   Riso Kagaku Corp.......................................  89,500  1,711,332
  #Roland DG Corp.........................................  59,900    882,300
   Ryoden Trading Co., Ltd................................ 173,000  1,117,078
   Ryosan Co., Ltd........................................ 189,600  3,438,002
   Ryoyo Electro Corp..................................... 113,200  1,022,252
  #Sanken Electric Co., Ltd............................... 610,000  2,856,201
   Sanshin Electronics Co., Ltd........................... 154,200    972,329
   Satori Electric Co., Ltd...............................  79,080    427,333
   Saxa Holdings, Inc..................................... 307,000    590,382
   Shibaura Electronics Co., Ltd..........................  15,500    193,350
 #*Shibaura Mechatronics Corp............................. 191,000    480,335
   Shindengen Electric Manufacturing Co., Ltd............. 410,000  1,683,592
   Shinkawa, Ltd..........................................  68,300    462,991
   Shinko Electric Industries Co., Ltd.................... 403,000  4,109,409
   Shinko Shoji Co., Ltd.................................. 125,200  1,217,236
   Shizuki Electric Co., Inc.............................. 103,000    363,321
  #Siix Corp..............................................  87,200  1,315,887
  #Simplex Holdings, Inc..................................   1,925    751,083
  #SMK Corp............................................... 347,000  1,018,675
   Softbank Technology Corp...............................     500      7,008
  *Softbrain Co., Ltd.....................................      77     14,195
   Soshin Electric Co., Ltd...............................   4,600     16,428

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Information Technology -- (Continued)
  #Square Enix Holdings Co., Ltd..........................   351,600 $  4,321,069
   SRA Holdings...........................................    51,300      585,976
   Star Micronics Co., Ltd................................   221,600    2,575,545
  #Sumida Corp............................................    75,749      387,249
   Sun-Wa Technos Corp....................................    12,600      113,026
  #Systena Corp...........................................   112,300      982,336
   Tachibana Eletech Co., Ltd.............................    62,600      607,416
   Taiyo Yuden Co., Ltd...................................   619,100    8,967,824
   Tamura Corp............................................   422,000      875,226
   Tecmo Koei Holdings Co., Ltd...........................   150,730    1,363,579
   Teikoku Tsushin Kogyo Co., Ltd.........................   215,000      451,038
   Thine Electronics, Inc.................................     3,300       21,973
   TKC Corp...............................................   110,100    1,947,761
  #Tokyo Electron Device, Ltd.............................       342      551,995
  #Tokyo Seimitsu Co., Ltd................................   212,400    4,674,791
   Tomen Devices Corp.....................................     2,400       43,772
   Tomen Electronics Corp.................................    61,000      792,074
   Tose Co., Ltd..........................................    22,100      147,043
   Toshiba TEC Corp.......................................   642,000    3,793,606
   Toukei Computer Co., Ltd...............................    26,810      381,343
  #Towa Corp..............................................   112,000      691,521
   Toyo Corp..............................................   152,500    2,193,694
   Transcosmos, Inc.......................................   137,700    1,923,347
   UKC Holdings Corp......................................    58,900    1,378,301
  *Ulvac, Inc.............................................   232,200    1,816,264
 #*Uniden Corp............................................   377,000      900,952
  #UT Holdings Co., Ltd...................................       723      653,698
   Wacom Co., Ltd.........................................       473    2,167,945
   Wellnet Corp...........................................    27,500      291,978
   Y A C Co., Ltd.........................................    37,700      211,033
  *Yamaichi Electronics Co., Ltd..........................    75,700      130,560
   Yashima Denki Co., Ltd.................................     5,100       21,334
   Yokowo Co., Ltd........................................    81,500      476,614
  #Zappallas, Inc.........................................       522      512,251
   Zuken, Inc.............................................    94,600      675,215
                                                                     ------------
Total Information Technology..............................            231,569,273
                                                                     ------------
Materials -- (9.7%)
   Achilles Corp..........................................   874,000    1,255,872
   ADEKA Corp.............................................   482,800    4,346,683
   Agro-Kanesho Co., Ltd..................................    14,000       92,051
   Aichi Steel Corp.......................................   575,000    2,350,240
   Alconix Corp...........................................    25,700      514,634
   Arakawa Chemical Industries, Ltd.......................    79,200      645,283
   Araya Industrial Co., Ltd..............................   276,000      396,702
   Asahi Holdings, Inc....................................   139,150    2,816,990
   Asahi Organic Chemicals Industry Co., Ltd..............   391,000      885,998
  #Asahi Printing Co., Ltd................................       800       22,031
   C Uyemura & Co., Ltd...................................    14,000      572,040
   Chuetsu Pulp & Paper Co., Ltd..........................   568,000      875,922
 #*Chugai Mining Co., Ltd................................. 1,011,600      434,681
   Chugoku Marine Paints, Ltd.............................   341,000    1,721,481
   Chuo Denki Kogyo Co., Ltd..............................   100,100      359,325

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                            --------- ----------
Materials -- (Continued)
  *Co-Op Chemical Co., Ltd.................................   159,000 $  215,479
  #Dai Nippon Toryo Co., Ltd...............................   683,000  1,255,199
   Dai-Ichi Kogyo Seiyaku Co., Ltd.........................   195,000    503,009
  #Daiichi Kigenso Kagaku-Kogyo Co., Ltd...................    14,300    268,297
  #Daiken Corp.............................................   401,000  1,096,388
   Daiki Aluminium Industry Co., Ltd.......................   132,000    289,007
   Dainichiseika Color & Chemicals Manufacturing Co., Ltd..   376,000  1,757,023
  #Daio Paper Corp.........................................   485,500  2,914,067
   Daiso Co., Ltd..........................................   411,000  1,207,493
   DC Co., Ltd.............................................   113,900    380,225
   Dynapac Co., Ltd........................................    25,000     70,039
  #Earth Chemical Co., Ltd.................................    37,000  1,308,141
  #FP Corp.................................................    66,900  4,437,408
   Fuji Seal International, Inc............................   121,900  3,437,770
   Fujikura Kasei Co., Ltd.................................   138,000    571,633
   Fujimi, Inc.............................................   102,600  1,372,210
   Fujimori Kogyo Co., Ltd.................................    69,200  2,209,892
  #Fumakilla, Ltd..........................................    52,000    163,016
  #Furukawa-Sky Aluminum Corp..............................   469,000  1,451,361
   Fuso Chemical Co., Ltd..................................     2,100     55,533
   Godo Steel, Ltd.........................................   899,000  1,481,956
   Gun-Ei Chemical Industry Co., Ltd.......................   347,000    812,640
   Harima Chemicals Group, Inc.............................    73,300    354,272
  #Hodogaya Chemical Co., Ltd..............................   265,000    599,286
   Hokkan Holdings, Ltd....................................   283,000    869,492
   Hokko Chemical Industry Co., Ltd........................    90,000    314,111
  #Hokuetsu Kishu Paper Co., Ltd...........................   862,199  3,834,658
   Honshu Chemical Industry Co., Ltd.......................    14,000     81,353
   Ihara Chemical Industry Co., Ltd........................   211,000  1,442,444
  #Ise Chemical Corp.......................................    83,000    690,404
 #*Ishihara Sangyo Kaisha, Ltd............................. 1,854,500  1,641,176
   Ishizuka Glass Co., Ltd.................................   109,000    214,235
   Japan Carlit Co., Ltd...................................    63,400    442,213
   Japan Pure Chemical Co., Ltd............................        37     91,661
   JCU Corp................................................    11,100    557,413
   JSP Corp................................................   103,900  1,519,129
 #*Kanto Denka Kogyo Co., Ltd..............................   177,000    453,127
   Katakura Chikkarin Co., Ltd.............................    43,000    121,244
  #Kawakin Holdings Co., Ltd...............................    11,000     37,402
   Kawasaki Kasei Chemicals, Ltd...........................    88,000    110,212
   Koatsu Gas Kogyo Co., Ltd...............................   163,493    893,629
   Kogi Corp...............................................    30,000     56,717
   Kohsoku Corp............................................    61,900    559,752
   Konishi Co., Ltd........................................    87,400  1,621,676
   Krosaki Harima Corp.....................................   260,000    587,811
  #Kumiai Chemical Industry Co., Ltd.......................   263,000  1,742,135
  #Kureha Corp.............................................   720,500  2,547,324
   Kurimoto, Ltd...........................................   702,000  2,396,381
   Kyoei Steel, Ltd........................................    95,200  1,822,235
   Kyowa Leather Cloth Co., Ltd............................    71,700    241,963
   Lintec Corp.............................................   252,000  4,588,380
   MEC Co., Ltd............................................    76,300    502,040
   Mitsubishi Paper Mills, Ltd............................. 1,471,000  1,453,322

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
   Mitsubishi Steel Manufacturing Co., Ltd................   727,000 $1,560,057
   Mitsui Mining & Smelting Co., Ltd...................... 3,218,000  7,252,983
   MORESCO Corp...........................................     3,100     40,283
   Mory Industries, Inc...................................   156,000    491,272
  *Nakayama Steel Works, Ltd..............................   639,000    466,423
   Neturen Co., Ltd.......................................   154,500  1,234,345
 #*New Japan Chemical Co., Ltd............................   182,300    493,747
   Nichia Steel Works, Ltd................................   175,900    594,740
   Nihon Kagaku Sangyo Co., Ltd...........................    78,000    514,468
  #Nihon Nohyaku Co., Ltd.................................   252,000  2,397,131
   Nihon Parkerizing Co., Ltd.............................   271,000  5,520,052
   Nihon Yamamura Glass Co., Ltd..........................   491,000    973,271
  *Nippon Chemical Industrial Co., Ltd....................   491,000    614,584
   Nippon Chutetsukan KK..................................   113,000    288,170
  #Nippon Chuzo KK........................................   111,000    160,536
   Nippon Coke & Engineering Co., Ltd..................... 1,410,500  1,829,490
  #Nippon Concrete Industries Co., Ltd....................   180,000    593,344
   Nippon Denko Co., Ltd..................................   496,000  1,736,429
  #Nippon Fine Chemical Co., Ltd..........................    85,600    598,664
  #Nippon Kasei Chemical Co., Ltd.........................   152,000    235,703
 #*Nippon Kinzoku Co., Ltd................................   264,000    333,767
 #*Nippon Koshuha Steel Co., Ltd..........................   458,000    446,919
   Nippon Light Metal Holdings Co., Ltd................... 2,648,500  3,119,535
 #*Nippon Paper Industries Co., Ltd.......................   148,100  2,218,349
   Nippon Pillar Packing Co., Ltd.........................   112,000    916,900
   Nippon Soda Co., Ltd...................................   785,000  3,656,328
   Nippon Synthetic Chemical Industry Co., Ltd. (The).....   289,000  2,768,057
  #Nippon Valqua Industries, Ltd..........................   449,000  1,158,857
  *Nippon Yakin Kogyo Co., Ltd............................   801,500  1,096,822
   Nisshin Steel Holdings Co., Ltd........................   318,892  2,683,670
   Nittetsu Mining Co., Ltd...............................   375,000  1,816,191
   Nitto FC Co., Ltd......................................    72,000    457,559
   NOF Corp...............................................   833,000  4,487,385
   Okamoto Industries, Inc................................   409,000  1,344,238
   Okura Industrial Co., Ltd..............................   305,000  1,346,933
   Osaka Organic Chemical Industry, Ltd...................    66,000    311,782
   Osaka Steel Co., Ltd...................................    77,700  1,423,370
  #OSAKA Titanium Technologies Co.........................    95,900  1,908,651
   Pacific Metals Co., Ltd................................   815,000  4,103,101
   Pack Corp. (The).......................................    74,800  1,507,010
 #*Rasa Industries, Ltd...................................   430,000    596,003
  #Rengo Co., Ltd......................................... 1,219,000  5,901,717
   Riken Technos Corp.....................................   200,000    567,172
 #*S Science Co., Ltd..................................... 1,322,000     95,008
   Sakai Chemical Industry Co., Ltd.......................   530,000  1,665,827
   Sakata INX Corp........................................   230,000  1,625,423
   Sanyo Chemical Industries, Ltd.........................   305,000  1,800,772
  #Sanyo Special Steel Co., Ltd...........................   581,300  2,359,737
   Seiko PMC Corp.........................................     7,700     37,421
   Sekisui Plastics Co., Ltd..............................   231,000    609,280
   Shikoku Chemicals Corp.................................   216,000  1,591,028
   Shin-Etsu Polymer Co., Ltd.............................   238,200    882,477
   Shinagawa Refractories Co., Ltd........................   235,000    518,775

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Materials -- (Continued)
   Shinko Wire Co., Ltd...................................   184,000 $    282,919
   Somar Corp.............................................    28,000       61,128
  #Stella Chemifa Corp....................................    53,600    1,062,747
   Sumitomo Bakelite Co., Ltd............................. 1,095,000    4,443,598
   Sumitomo Light Metal Industries, Ltd................... 2,296,000    2,384,281
   Sumitomo Osaka Cement Co., Ltd......................... 2,274,000    6,816,692
  #Sumitomo Pipe & Tube Co., Ltd..........................   108,100    1,059,352
  #Sumitomo Seika Chemicals Co., Ltd......................   259,000      986,814
   T Hasegawa Co., Ltd....................................   122,900    1,812,456
   T&K Toka Co., Ltd......................................    25,300      617,357
   Taisei Lamick Co., Ltd.................................    26,800      675,198
   Taiyo Holdings Co., Ltd................................    82,400    2,604,479
   Takasago International Corp............................   421,000    2,247,141
   Takiron Co., Ltd.......................................   304,000    1,096,995
  *Tanaka Chemical Corp...................................     1,100        5,370
   Tayca Corp.............................................   159,000      483,108
   Tenma Corp.............................................    87,000    1,130,934
  #Titan Kogyo KK.........................................    82,000      197,421
   Toagosei Co., Ltd...................................... 1,106,000    4,767,557
  #Toda Kogyo Corp........................................   220,000      735,096
  #Toho Titanium Co., Ltd.................................    31,900      274,119
   Toho Zinc Co., Ltd.....................................   741,000    2,772,171
   Tokai Carbon Co., Ltd.................................. 1,127,000    3,806,865
   Tokushu Tokai Paper Co., Ltd...........................   551,580    1,208,732
  #Tokuyama Corp.......................................... 1,889,000    5,083,113
   Tokyo Ohka Kogyo Co., Ltd..............................   180,800    3,919,166
 #*Tokyo Rope Manufacturing Co., Ltd......................   752,000    1,020,370
   Tokyo Steel Manufacturing Co., Ltd.....................   654,900    2,673,054
   Tokyo Tekko Co., Ltd...................................   232,000      915,574
   Tomoegawa Co., Ltd.....................................   125,000      227,407
   Tomoku Co., Ltd........................................   320,000    1,015,562
   Topy Industries, Ltd................................... 1,037,000    2,419,914
  #Tosoh Corp............................................. 2,648,000    8,733,620
   Toyo Ink SC Holdings Co., Ltd.......................... 1,076,000    5,020,103
   Toyo Kohan Co., Ltd....................................   279,000      921,787
  #Toyobo Co., Ltd........................................ 4,659,000    8,131,029
   TYK Corp...............................................   138,000      278,019
   Ube Material Industries, Ltd...........................   226,000      543,491
   Wood One Co., Ltd......................................   169,000      557,271
   Yodogawa Steel Works, Ltd..............................   786,500    2,973,577
  #Yuki Gosei Kogyo Co., Ltd..............................    64,000      216,749
   Yushiro Chemical Industry Co., Ltd.....................    60,000      578,920
                                                                     ------------
Total Materials...........................................            246,647,928
                                                                     ------------
Telecommunication Services -- (0.0%)
  *Japan Communications, Inc..............................     2,056      125,039
   Okinawa Cellular Telephone Co..........................    23,200      653,548
                                                                     ------------
Total Telecommunication Services..........................                778,587
                                                                     ------------
Utilities -- (0.4%)
  #Hokkaido Gas Co., Ltd..................................   265,000      693,709
   Hokuriku Gas Co., Ltd..................................    99,000      256,040

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES       VALUE++
                                                           ----------- --------------
Utilities -- (Continued)
   Okinawa Electric Power Co., Inc. (The).................      84,671 $    3,126,398
   Saibu Gas Co., Ltd.....................................   1,403,000      3,420,315
   Shizuoka Gas Co., Ltd..................................     307,000      2,434,036
                                                                       --------------
Total Utilities...........................................                  9,930,498
                                                                       --------------
TOTAL COMMON STOCKS.......................................              2,210,066,922
                                                                       --------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)       VALUE+
                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@DFA Short Term Investment Fund........................  28,694,901    332,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $156,035 FNMA,
     rates ranging from 3.000% to 3.500%, maturities
     ranging from 09/01/32 to 08/01/42, valued at
     $159,474) to be repurchased at $156,348.............. $       156        156,347
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................                332,156,347
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,346,323,895).......             $2,542,223,269
                                                                       ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (80.0%)
AUSTRALIA -- (41.8%)
  *AAT Corp., Ltd........................................     9,992 $        --
  *ABM Resources NL...................................... 4,344,904     145,194
   Acrux, Ltd............................................    10,844      45,583
   Adelaide Brighton, Ltd................................ 1,442,564   5,090,254
  #Aditya Birla Minerals, Ltd............................   884,599     312,301
  *AED Oil, Ltd..........................................   363,401          --
   Ainsworth Game Technology, Ltd........................   361,760   1,430,085
 #*AJ Lucas Group, Ltd...................................   317,969     425,483
  *Alchemia, Ltd.........................................   534,634     213,983
 #*Alcyone Resources, Ltd................................ 4,280,423      35,500
 #*Alkane Resources, Ltd................................. 1,255,636     719,755
  *Alliance Resources, Ltd...............................   444,483      71,510
   Altium, Ltd...........................................    13,316      19,498
  *Altona Mining, Ltd.................................... 1,108,169     207,730
   AMA Group, Ltd........................................    15,236       5,370
   Amalgamated Holdings, Ltd.............................   462,896   4,121,027
  #Amcom Telecommunications, Ltd.........................   831,627   1,742,999
 #*Ampella Mining, Ltd...................................   108,829      22,761
   Ansell, Ltd...........................................   414,608   6,798,095
 #*Antares Energy, Ltd...................................   988,877     384,737
   AP Eagers, Ltd........................................   235,789   1,186,190
  #APN News & Media, Ltd................................. 2,336,480   1,019,373
 #*Aquarius Platinum, Ltd................................ 1,580,726     954,038
 #*Aquila Resources, Ltd.................................   358,414     689,511
 #*Arafura Resources, Ltd................................ 1,093,749     119,384
  #ARB Corp., Ltd........................................   347,600   4,686,871
   Aristocrat Leisure, Ltd............................... 2,580,305  10,545,875
   Arrium, Ltd........................................... 6,037,433   5,338,333
  #ASG Group, Ltd........................................   580,428     210,048
  *Aspire Mining, Ltd....................................    34,094       2,231
  *Atlantic, Ltd.........................................   170,040      22,662
   Atlas Iron, Ltd....................................... 3,449,580   3,000,526
 #*Aurora Oil & Gas, Ltd................................. 1,440,095   4,564,443
  #Ausdrill, Ltd......................................... 1,508,324   2,379,291
  #Ausenco, Ltd..........................................   404,879   1,165,763
 #*Austal, Ltd........................................... 1,105,762     762,191
  #Austbrokers Holdings, Ltd.............................   138,824   1,514,313
  #Austin Engineering, Ltd...............................   197,657   1,045,974
  *Austpac Resources NL.................................. 2,524,951      44,554
  *Australian Agricultural Co., Ltd...................... 1,065,090   1,291,298
   Australian Infrastructure Fund........................ 3,606,473  11,777,824
   Australian Pharmaceutical Industries, Ltd............. 2,452,401   1,233,979
   Australian Vintage, Ltd............................... 2,437,348   1,185,999
   Automotive Holdings Group, Ltd........................   707,564   2,987,038
  *Avanco Resources, Ltd................................. 2,010,636     125,216
  #AVJennings, Ltd....................................... 5,185,036   2,149,164
  *AWE, Ltd.............................................. 2,398,797   3,212,546
 #*Azimuth Resources, Ltd................................   334,414     109,624
  *Azumah Resources, Ltd.................................   181,891      10,003
 #*Bandanna Energy, Ltd..................................   622,869      87,536
  *Bannerman Resources, Ltd..............................   228,843      14,274

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CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
 #*Bathurst Resources, Ltd............................... 1,666,560 $   294,081
  #BC Iron, Ltd..........................................   319,431   1,141,701
   Beach Energy, Ltd..................................... 5,953,760   8,410,117
  *Beadell Resources, Ltd................................   544,716     399,950
 #*Berkeley Resources, Ltd...............................   434,006     146,484
   Beyond International, Ltd.............................    61,256      88,768
 #*Billabong International, Ltd.......................... 1,600,753     789,161
  *Bionomics, Ltd........................................   324,024     127,760
  *Bisalloy Steel Group, Ltd.............................    93,800     111,619
   Blackmores, Ltd.......................................    77,384   2,273,014
 #*Blackthorn Resources, Ltd.............................   224,195     128,309
  *BlueScope Steel, Ltd.................................. 2,479,552  12,767,776
   Boart Longyear, Ltd................................... 2,638,658   2,622,330
 #*Boom Logistics, Ltd...................................   812,985     177,200
  *Boulder Steel, Ltd....................................   362,236       7,152
  #Bradken, Ltd.......................................... 1,022,589   5,457,992
  #Breville Group, Ltd...................................   598,466   4,331,314
   Brickworks, Ltd.......................................   132,797   1,756,936
   BSA, Ltd..............................................   666,656     134,912
   BT Investment Management, Ltd.........................   193,869     705,574
 #*Buccaneer Energy, Ltd................................. 4,354,425     162,512
  #Cabcharge Australia, Ltd..............................   579,180   2,870,578
   Calliden Group, Ltd...................................   389,687      92,875
  *Cape Lambert Resources, Ltd...........................   373,413      58,178
  *Capral, Ltd...........................................    58,499      12,798
  #Cardno, Ltd...........................................   545,334   3,684,757
 #*Carnarvon Petroleum, Ltd.............................. 4,944,854     257,655
 #*Carnegie Wave Energy, Ltd.............................   263,165       8,477
  #carsales.com, Ltd..................................... 1,220,399  12,244,595
   Cash Converters International, Ltd.................... 1,399,051   2,047,020
   CDS Technologies, Ltd.................................    13,276          --
  #Cedar Woods Properties, Ltd...........................   188,710   1,084,064
  *Centaurus Metals, Ltd.................................   143,557      29,775
  *Central Petroleum, Ltd................................ 1,759,865     219,602
   Centrebet International, Ltd. Claim Units.............    81,336          --
 #*Ceramic Fuel Cells, Ltd............................... 3,660,727     212,524
 #*Cerro Resources NL.................................... 1,961,035     264,819
  #Chalice Gold Mines, Ltd...............................   320,684      55,031
  #Challenger, Ltd.......................................   198,545     865,669
   Chandler Macleod Group, Ltd...........................   338,118     192,699
   ChemGenex Pharmaceuticals, Ltd........................   115,291          --
  *Chesser Resources, Ltd................................   148,340      30,135
 #*Citigold Corp., Ltd................................... 3,765,806     210,871
   Clarius Group, Ltd....................................    45,280      13,858
  *Clinuvel Pharmaceuticals, Ltd.........................   111,809     214,422
  #Clough, Ltd........................................... 1,527,345   1,870,384
   Clover Corp., Ltd.....................................   434,207     270,459
  *CO2 Group, Ltd........................................   469,586      34,079
 #*Coal of Africa, Ltd...................................   668,800     115,199
 #*Coalspur Mines, Ltd................................... 1,239,823     582,040
  *Cobar Consolidated Resources, Ltd.....................    75,663      11,395
 #*Cockatoo Coal, Ltd.................................... 3,318,970     217,123

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
   Codan, Ltd...........................................    291,223 $ 1,023,424
 #*Coffey International, Ltd............................  1,048,636     262,239
   Collection House, Ltd................................  1,857,569   3,012,625
   Collins Foods, Ltd...................................     80,380     157,535
  *Comet Ridge, Ltd.....................................     15,204       3,785
  *Continental Coal, Ltd................................    134,040       6,420
  *Cooper Energy, Ltd...................................    336,842     147,079
   Coventry Group, Ltd..................................    144,778     456,383
   Credit Corp. Group, Ltd..............................    110,382   1,018,145
  *Crusader Resources, Ltd..............................    100,920      29,543
  #CSG, Ltd.............................................    706,106     536,367
  #CSR, Ltd.............................................  2,700,745   5,687,955
   CTI Logistics, Ltd...................................      7,200      15,532
 #*Cudeco, Ltd..........................................    399,317   1,565,678
  *Cue Energy Resources, Ltd............................  1,378,665     192,933
   Data#3, Ltd..........................................    378,295     456,510
  #David Jones, Ltd.....................................  3,152,271   9,743,769
  #Decmil Group, Ltd....................................    728,820   1,412,428
 #*Deep Yellow, Ltd.....................................  1,039,981      39,985
   Devine, Ltd..........................................    497,498     464,443
 #*Discovery Metals, Ltd................................  1,368,337     482,309
  #Domino's Pizza Enterprises, Ltd......................     14,892     202,292
  #Downer EDI, Ltd......................................  2,033,977  10,369,340
  *Dragon Mining, Ltd...................................    171,966      78,490
 #*Drillsearch Energy, Ltd..............................  1,152,575   1,351,007
   DUET Group...........................................    791,478   2,017,016
  #DuluxGroup, Ltd......................................  2,216,962  10,791,603
  #DWS, Ltd.............................................    337,103     530,951
  *EHG Corp., Ltd.......................................        482          --
 #*Elders, Ltd..........................................  1,419,921     118,058
  *Elemental Minerals, Ltd..............................    388,188     191,958
  #Emeco Holdings, Ltd..................................  2,356,615   1,125,824
  *Empire Oil & Gas NL..................................    510,093       6,890
 #*Energy Resources of Australia, Ltd...................    690,678     737,417
 #*Energy World Corp., Ltd..............................  4,052,461   1,345,880
  *Entek Energy, Ltd....................................    136,533       7,642
   Envestra, Ltd........................................  6,189,006   6,730,567
 #*Equatorial Resources, Ltd............................    176,571     139,834
   ERM Power, Ltd.......................................      1,885       5,370
   Ethane Pipeline Income Fund..........................     84,124     161,818
  #Euroz, Ltd...........................................     90,019      99,050
 #*Evolution Mining, Ltd................................  1,783,827   1,811,315
  #Fairfax Media, Ltd...................................  7,895,659   5,326,072
  #Fantastic Holdings, Ltd..............................    346,071   1,040,810
 #*FAR, Ltd.............................................  8,301,676     293,081
   Finbar Group, Ltd....................................     59,493      90,327
  *Finders Resources, Ltd...............................      7,442       1,236
   FKP Property Group...................................    843,156   1,437,542
  #Fleetwood Corp., Ltd.................................    346,010   3,069,578
  #FlexiGroup, Ltd......................................    597,372   2,602,415
 #*Flinders Mines, Ltd..................................  6,909,293     343,732
 #*Focus Minerals, Ltd.................................. 19,167,915     339,741

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  #Forge Group, Ltd......................................   252,731 $ 1,516,339
   Funtastic, Ltd........................................    14,936       3,253
  #G8 Education, Ltd.....................................   339,633     856,018
 #*Galaxy Resources, Ltd.................................   760,450     181,322
   Gazal Corp., Ltd......................................    85,550     227,866
 #*Geodynamics, Ltd...................................... 1,015,653      85,409
 #*Gindalbie Metals, Ltd................................. 2,927,610     546,735
   Global Construction Services, Ltd.....................     4,832       3,281
  *Gold Road Resources, Ltd..............................   141,504      10,003
  *Golden Rim Resources, Ltd.............................   191,403       4,376
 #*Goodman Fielder, Ltd.................................. 9,040,600   7,269,865
  #GrainCorp, Ltd. Class A...............................   828,668  11,009,709
  #Grange Resources, Ltd................................. 1,274,431     218,475
   Greencross, Ltd.......................................     7,711      39,273
 #*Greenland Minerals & Energy, Ltd......................   796,390     227,742
 #*Gryphon Minerals, Ltd................................. 1,931,531     414,120
  #GUD Holdings, Ltd.....................................   483,068   3,652,907
  *Gujarat NRE Coking Coal, Ltd..........................   119,865      22,773
 #*Gunns, Ltd............................................ 2,872,620          --
  #GWA Group, Ltd........................................ 1,295,732   3,482,714
   Hansen Technologies, Ltd..............................     5,702       5,433
  *Hastie Group, Ltd.....................................    81,042          --
  *Havilah Resources NL..................................   181,606      68,369
   HFA Holdings, Ltd.....................................   235,865     215,733
   HGL, Ltd..............................................    85,727      43,438
 #*Highlands Pacific, Ltd................................ 2,651,500     219,850
  *Hillgrove Resources, Ltd.............................. 1,190,412      92,459
  #Hills Holdings, Ltd................................... 1,025,966   1,169,766
 #*Horizon Oil, Ltd...................................... 4,847,875   2,042,246
  *Icon Energy, Ltd...................................... 1,135,301     188,548
  *IDM International, Ltd................................    23,969         969
  #iiNET, Ltd............................................   709,568   4,539,476
  #Imdex, Ltd............................................ 1,155,517   1,183,590
  #IMF Australia, Ltd....................................   314,016     628,218
  *IMX Resources, Ltd....................................   123,459      10,188
  #Independence Group NL................................. 1,078,055   3,699,294
 #*Indophil Resources NL................................. 3,118,946     858,985
 #*Infigen Energy, Ltd................................... 1,958,577     538,010
   Infomedia, Ltd........................................ 1,458,074     672,763
  #Integrated Research, Ltd..............................   301,488     347,264
 #*Intrepid Mines, Ltd................................... 1,794,707     496,152
   Invocare, Ltd.........................................   633,106   7,663,599
   IOOF Holdings, Ltd.................................... 1,074,600   9,828,713
  #Iress, Ltd............................................   603,773   5,235,671
  *Iron Ore Holdings, Ltd................................   336,216     284,254
 #*Ivanhoe Australia, Ltd................................   516,032      96,371
  #JB Hi-Fi, Ltd.........................................   582,072   9,663,897
   Jumbo Interactive, Ltd................................    50,335      91,937
 #*Jupiter Mines, Ltd....................................   465,443      45,785
  #K&S Corp., Ltd........................................   235,077     458,085
 #*Kagara, Ltd........................................... 1,945,393     242,015
  *Kangaroo Resources, Ltd............................... 2,874,627      83,730

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CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
 #*Karoon Gas Australia, Ltd.............................   667,086 $ 2,891,842
  *Kasbah Resources, Ltd.................................   380,980      47,390
  #Kingsgate Consolidated, Ltd...........................   796,949   1,795,849
  #Kingsrose Mining, Ltd.................................   709,616     420,289
   Lednium, Ltd..........................................   195,019          --
 #*Linc Energy, Ltd...................................... 1,617,844   3,227,342
  *Liquefied Natural Gas, Ltd............................   566,042     123,424
   LogiCamms, Ltd........................................    18,063      25,095
   Lonestar Resources, Ltd...............................   819,137     135,964
   Lycopodium, Ltd.......................................    66,971     355,588
  #M2 Telecommunications Group, Ltd......................   642,575   3,754,822
   MACA, Ltd.............................................   126,004     305,131
  #Macmahon Holdings, Ltd................................ 6,319,933   1,177,562
   Macquarie Atlas Roads Group...........................   806,649   1,405,643
   Macquarie Telecom Group, Ltd..........................    35,019     304,870
   Mastermyne Group, Ltd.................................     8,431      10,059
  #Matrix Composites & Engineering, Ltd..................   167,126     173,222
 #*Maverick Drilling & Exploration, Ltd..................   156,163     102,961
   MaxiTRANS Industries, Ltd.............................   942,578   1,207,411
  *Mayne Pharma Group, Ltd............................... 1,060,911     457,306
   McMillan Shakespeare, Ltd.............................   112,678   1,783,065
   McPherson's, Ltd......................................   379,297     872,682
  #Medusa Mining, Ltd....................................   834,363   2,841,849
  #Melbourne IT, Ltd.....................................   442,110   1,001,615
 #*MEO Australia, Ltd....................................   681,039      48,783
   Mermaid Marine Australia, Ltd......................... 1,133,062   4,538,525
 #*Mesoblast, Ltd........................................   230,106   1,406,997
  *Metals X, Ltd.........................................   513,853      61,241
  *Metgasco, Ltd.........................................   667,052      43,663
 #*Metminco, Ltd......................................... 1,879,249      48,635
  *MHM Metals, Ltd.......................................   195,855      26,207
  #Miclyn Express Offshore, Ltd..........................   669,144   1,360,165
  #Mincor Resources NL................................... 1,004,969     681,807
  *Minemakers, Ltd.......................................   113,803      16,473
  *Mineral Deposits, Ltd.................................   316,166     984,181
  #Mineral Resources, Ltd................................   535,822   5,425,566
 #*Mirabela Nickel, Ltd.................................. 2,820,238     409,528
 #*Molopo Energy, Ltd.................................... 1,186,993     369,428
  #Monadelphous Group, Ltd...............................   232,938   5,061,629
  *Morning Star Gold NL..................................   332,749      37,946
   Mortgage Choice, Ltd..................................   631,109   1,349,074
  #Mount Gibson Iron, Ltd................................ 3,315,839   1,709,556
  #Myer Holdings, Ltd.................................... 3,564,925  11,873,253
  #MyState, Ltd..........................................   100,953     467,977
  *Nanosonics, Ltd.......................................   152,184      67,932
   National Energy Holdings, Ltd.........................     1,996          --
  #Navitas, Ltd.......................................... 1,189,617   6,676,214
 #*Neon Energy, Ltd...................................... 2,018,115     407,666
 #*Newsat, Ltd...........................................   509,495     216,758
  *Nexus Energy, Ltd..................................... 5,265,799     710,070
   NIB Holdings, Ltd..................................... 1,583,541   3,863,453
  *Nido Petroleum, Ltd................................... 6,093,154     139,670

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
AUSTRALIA -- (Continued)
 #*Noble Mineral Resources, Ltd..........................   405,717 $   18,650
   Norfolk Group, Ltd....................................   361,653    168,941
 #*Northern Iron, Ltd....................................   819,023    268,602
  #Northern Star Resources, Ltd.......................... 1,975,807  1,400,184
  #NRW Holdings, Ltd..................................... 1,174,775  1,585,703
  *NuCoal Resources, Ltd.................................   429,538     35,772
  #Nufarm, Ltd...........................................   829,251  3,616,333
  #Oakton, Ltd...........................................   380,407    496,358
  *OPUS Group, Ltd.......................................    65,187      9,131
 #*Orocobre, Ltd.........................................   257,530    326,087
  #OrotonGroup, Ltd......................................   101,746    740,784
 #*Otto Energy, Ltd...................................... 1,936,175    136,500
  #OZ Minerals, Ltd......................................   446,260  2,000,214
   Pacific Brands, Ltd................................... 4,553,565  4,063,672
  *Pacific Niugini, Ltd..................................   200,616     29,380
 #*Paladin Energy, Ltd................................... 4,096,983  3,222,591
   Pan Pacific Petroleum NL.............................. 1,094,343    110,063
   PanAust, Ltd..........................................   964,741  2,330,386
  *Pancontinental Oil & Gas NL........................... 1,006,891     67,132
   Panoramic Resources, Ltd.............................. 1,014,830    310,056
  *PaperlinX, Ltd........................................ 2,814,406    181,428
  *Papillon Resources, Ltd...............................    32,010     33,627
   Patties Foods, Ltd....................................    42,099     66,973
  *Peak Resources, Ltd...................................   288,357     41,914
 #*Peet, Ltd............................................. 1,251,618  1,829,682
  *Peninsula Energy, Ltd................................. 5,178,834    139,151
 #*Perilya, Ltd.......................................... 1,482,070    230,976
  #Perpetual, Ltd........................................   226,579  9,682,608
 #*Perseus Mining, Ltd................................... 1,772,366  2,505,054
 #*Pharmaxis, Ltd........................................   912,481    137,572
 #*Phosphagenics, Ltd.................................... 1,842,963    229,429
 #*Platinum Australia, Ltd............................... 1,442,661     61,632
 #*Pluton Resources, Ltd.................................   538,056    128,295
   PMP, Ltd.............................................. 2,395,607    605,459
  *Poseidon Nickel, Ltd..................................   436,181     85,916
   Premier Investments, Ltd..............................   339,730  3,046,785
 #*Prima Biomed, Ltd..................................... 2,338,194    206,976
  #Primary Health Care, Ltd.............................. 1,709,571  9,343,356
  #Prime Media Group, Ltd................................ 1,777,139  2,028,030
   PrimeAg Australia, Ltd................................   232,916    216,104
   Programmed Maintenance Services, Ltd..................   605,809  1,513,934
 #*QRxPharma, Ltd........................................   167,593    186,849
  *Quickstep Holdings, Ltd...............................   462,355     67,114
 #*Ramelius Resources, Ltd............................... 1,512,836    315,139
 #*Range Resources, Ltd.................................. 1,456,711     73,924
   RCG Corp., Ltd........................................    60,936     38,899
  #RCR Tomlinson, Ltd.................................... 1,056,974  2,477,798
   REA Group, Ltd........................................   162,151  5,232,021
  #Reckon, Ltd...........................................   279,542    721,795
  *Red 5, Ltd............................................     9,022      5,799
 #*Red Fork Energy, Ltd.................................. 1,435,162  1,028,683
  #Redflex Holdings, Ltd.................................   377,855    412,592

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CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
AUSTRALIA -- (Continued)
   Reece Australia, Ltd..................................   238,257 $5,746,614
  *Reed Resources, Ltd...................................   776,378     69,134
  *Regis Resources, Ltd..................................   107,242    423,470
  #Reject Shop, Ltd. (The)...............................   140,217  2,586,392
   Resolute Mining, Ltd.................................. 3,133,646  3,116,730
  *Resource and Investment NL............................   328,557     34,298
  *Resource Equipment, Ltd...............................   118,411     21,482
 #*Resource Generation, Ltd..............................   338,381     84,069
  #Retail Food Group, Ltd................................   118,650    490,075
 #*Rex Minerals, Ltd.....................................   469,315    160,615
 #*Rialto Energy, Ltd.................................... 1,967,580    116,949
  #Ridley Corp., Ltd..................................... 1,283,068  1,132,136
  *RiverCity Motorway Group.............................. 1,563,354         --
  *Robust Resources, Ltd.................................    91,350     25,612
  *Roc Oil Co., Ltd...................................... 6,490,268  3,068,448
   RungePincockMinarco, Ltd..............................    30,702     18,138
  #Ruralco Holdings, Ltd.................................    89,348    253,669
  #SAI Global, Ltd....................................... 1,227,020  4,484,029
  #Salmat, Ltd...........................................   664,807  1,399,295
 #*Samson Oil & Gas, Ltd................................. 7,175,499    174,835
 #*Sandfire Resources NL.................................    61,042    356,757
 #*Saracen Mineral Holdings, Ltd......................... 2,686,129    406,186
   Schaffer Corp., Ltd...................................    33,766    159,682
  #Sedgman, Ltd..........................................   452,719    347,623
  #Select Harvests, Ltd..................................   316,244  1,116,064
 #*Senex Energy, Ltd..................................... 4,106,455  2,914,309
  #Servcorp, Ltd.........................................   301,327  1,120,633
  #Service Stream, Ltd................................... 1,432,710    334,282
  #Seven West Media, Ltd................................. 1,467,312  3,045,024
  #Sigma Pharmaceuticals, Ltd............................ 5,221,227  3,952,943
  *Sihayo Gold, Ltd......................................   574,042     53,626
  *Silex Systems, Ltd....................................   521,244  1,470,077
   Silver Chef, Ltd......................................    19,849    164,605
  *Silver Lake Resources, Ltd............................ 1,716,583  1,879,901
  #Sims Metal Management, Ltd............................   309,522  3,104,997
  *Sipa Resources, Ltd...................................   661,955     51,575
  #Sirtex Medical, Ltd...................................   219,105  2,202,866
  #Skilled Group, Ltd....................................   683,331  2,020,842
   Slater & Gordon, Ltd..................................    31,832     88,601
  #SMS Management & Technology, Ltd......................   451,922  2,285,697
   Southern Cross Electrical Engineering, Ltd............    21,171     25,248
   Southern Cross Media Group, Ltd....................... 2,652,105  4,277,842
   Spark Infrastructure Group............................ 3,454,752  6,412,146
   Specialty Fashion Group, Ltd..........................   809,557    982,264
 #*St Barbara, Ltd....................................... 2,014,732  1,260,713
  *Starpharma Holdings, Ltd..............................   677,198    682,786
 #*Straits Resources, Ltd................................   917,602     28,737
  *Strike Energy, Ltd.................................... 1,315,724    135,126
   Structural Systems, Ltd...............................   138,772     70,508
  #STW Communications Group, Ltd......................... 1,360,970  2,047,222
  *Sundance Energy Australia, Ltd........................ 1,535,367  1,482,714
 #*Sundance Resources, Ltd............................... 8,756,539    962,657

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
AUSTRALIA -- (Continued)
   Sunland Group, Ltd..................................   741,191 $  1,122,439
  #Super Retail Group, Ltd............................. 1,291,875   17,641,955
   Swick Mining Services, Ltd..........................   106,166       35,918
  *Talisman Mining, Ltd................................   127,597       13,997
 #*Talon Petroleum, Ltd................................   348,484       18,786
 #*Tanami Gold NL...................................... 1,282,342      126,519
 #*Tap Oil, Ltd........................................ 1,450,696      850,774
   Tassal Group, Ltd...................................   626,912    1,396,748
  #Technology One, Ltd................................. 1,322,653    2,377,383
 #*Ten Network Holdings, Ltd........................... 9,333,986    3,001,006
 #*TFS Corp., Ltd...................................... 1,393,854      795,719
   Thorn Group, Ltd....................................   378,515      793,087
 #*Tiger Resources, Ltd................................ 2,187,638      545,436
 #*Toro Energy, Ltd....................................    70,156        6,603
  #Tox Free Solutions, Ltd.............................   488,631    1,661,529
   TPG Telecom, Ltd.................................... 1,569,063    5,895,973
  #Transfield Services, Ltd............................ 2,146,982    3,558,730
  *Transpacific Industries Group, Ltd.................. 4,617,433    4,638,098
   Treasury Group, Ltd.................................     5,791       37,717
  #Troy Resources, Ltd.................................   429,008      833,624
   Trust Co., Ltd. (The)...............................    89,605      530,531
  #UGL, Ltd............................................   614,661    6,415,406
  *Unity Mining, Ltd................................... 2,433,889      157,042
   UXC, Ltd............................................ 1,251,314    1,536,732
 #*Venture Minerals, Ltd...............................   450,858       84,353
   Village Roadshow, Ltd...............................   855,994    4,613,087
 #*Virgin Australia Holdings, Ltd...................... 7,648,897    3,608,775
   Virgin Australia Holdings, Ltd. (B7L5734)........... 7,648,897       39,648
  *Vision Eye Institute, Ltd...........................    81,363       48,180
   Vocus Communications, Ltd...........................    35,581       77,533
   Warrnambool Cheese & Butter Factory Co. Holding,
     Ltd...............................................     1,203        5,365
  *Watpac, Ltd.........................................   718,644      551,789
   WDS, Ltd............................................   375,342      181,332
  #Webjet, Ltd.........................................   390,881    1,776,576
   Webster, Ltd........................................   180,921      118,455
  #Western Areas, Ltd..................................   821,191    2,359,566
  *Western Desert Resources, Ltd.......................   204,712      155,988
 #*White Energy Co., Ltd...............................   643,913      110,550
  #Whitehaven Coal, Ltd................................    33,617       68,048
   WHK Group, Ltd...................................... 1,230,777    1,097,384
  #Wide Bay Australia, Ltd.............................    84,697      491,927
 #*Windimurra Vanadium, Ltd............................    67,179           --
  #Wotif.com Holdings, Ltd.............................   588,604    3,120,335
 #*YTC Resources, Ltd..................................   104,200       21,607
                                                                  ------------
TOTAL AUSTRALIA........................................            592,210,535
                                                                  ------------
CANADA -- (0.0%)
  *B2Gold Corp.........................................         1            2
  *Marengo Mining, Ltd................................. 1,428,204      122,961
                                                                  ------------
TOTAL CANADA...........................................                122,963
                                                                  ------------

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CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (0.1%)
  *China Public Procurement, Ltd.........................  4,370,000 $  239,332
  *China Resources and Transportation Group, Ltd......... 28,500,000  1,085,770
   China WindPower Group, Ltd............................ 10,537,368    407,807
   Lee & Man Chemical Co., Ltd...........................    149,576     69,487
  *Skyfame Realty Holdings, Ltd..........................  2,611,625    195,770
                                                                     ----------
TOTAL CHINA..............................................             1,998,166
                                                                     ----------
HONG KONG -- (19.6%)
   Aeon Credit Service Asia Co., Ltd.....................    580,000    638,698
  #Aeon Stores Hong Kong Co., Ltd........................    248,000    556,132
   Alco Holdings, Ltd....................................  1,426,000    296,044
   Allan International Holdings..........................    720,000    236,794
   Allied Group, Ltd.....................................    683,200  2,394,656
   Allied Overseas, Ltd..................................     50,000     37,781
   Allied Properties HK, Ltd............................. 12,297,857  1,936,460
  *Apac Resources, Ltd................................... 12,780,000    245,882
   APT Satellite Holdings, Ltd...........................  1,457,500    922,602
   Arts Optical International Hldgs......................    730,000    164,632
  #Asia Financial Holdings, Ltd..........................  2,474,908  1,124,099
   Asia Satellite Telecommunications Holdings, Ltd.......    962,000  3,779,244
  *Asia Standard Hotel................................... 11,777,218  1,093,749
   Asia Standard International Group..................... 13,425,937  2,510,546
  #Associated International Hotels, Ltd..................    980,000  2,731,983
   Aupu Group Holding Co., Ltd...........................  2,504,000    245,429
  *Bel Global Resources Holdings, Ltd....................  2,576,000         --
  *Birmingham International Holdings, Ltd................  6,502,000    127,356
   Bonjour Holdings, Ltd.................................  9,886,000  1,607,668
   Bossini International Hldg............................  3,871,500    207,302
 #*Brightoil Petroleum Holdings, Ltd.....................  6,749,000  1,288,725
 #*Brockman Mining, Ltd.................................. 23,482,814  1,393,285
  *Burwill Holdings, Ltd.................................  8,888,960    147,194
   Cafe de Coral Holdings, Ltd...........................  1,156,000  3,673,526
   Century City International Holdings, Ltd..............  6,419,460    472,646
   Century Sunshine Group Holdings, Ltd..................  3,655,000    381,830
   Champion Technology Holdings, Ltd..................... 14,881,730    226,443
  *Chaoyue Group, Ltd....................................  1,205,000     58,366
   Chen Hsong Holdings...................................  1,212,000    408,256
   Cheuk Nang Holdings, Ltd..............................    589,036    462,449
   Chevalier International Holdings, Ltd.................    751,318  1,215,283
  *China Billion Resources, Ltd..........................  4,876,000         --
  *China Boon Holdings, Ltd..............................  6,200,000     65,582
  *China Daye Non-Ferrous Metals Mining, Ltd.............  8,749,837    249,903
   China Digicontent Co., Ltd............................  2,710,000         --
  *China Electronics Corp. Holdings Co., Ltd.............  2,956,250    422,152
  *China Energy Development Holdings, Ltd................ 24,202,000    343,674
  *China Environmental Investment Holdings, Ltd..........  7,470,000    288,856
  *China Financial Services Holdings, Ltd................    954,000     78,734
  *China Flavors & Fragrances Co., Ltd...................    156,137     21,501
  *China Gamma Group, Ltd................................  4,725,000     68,894
  *China Infrastructure Investment, Ltd..................  7,776,000    159,342
   China Metal International Holdings, Inc...............  2,582,000    649,165
   China Motor Bus Co., Ltd..............................     50,000    459,331

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
  *China Nuclear Industry 23 International Corp., Ltd...  1,024,000 $   190,196
  *China Oriental Culture Group, Ltd....................    776,000      24,494
  *China Outdoor Media Group, Ltd.......................  7,765,000      56,222
  *China Renji Medical Group, Ltd....................... 12,784,000      52,717
  *China Solar Energy Holdings, Ltd..................... 37,990,000      88,301
  *China Star Entertainment, Ltd........................    400,000      23,235
  *China Strategic Holdings, Ltd........................ 12,585,000     211,226
   China Ting Group Holdings, Ltd.......................  2,443,151     157,521
  *China Tycoon Beverage Holdings, Ltd..................  2,732,000      29,925
   China-Hongkong Photo Products Holdings, Ltd..........  2,123,000     186,215
   Chinney Investment, Ltd..............................  1,144,000     184,295
  #Chong Hing Bank, Ltd.................................    962,000   2,556,622
   Chow Sang Sang Holdings International, Ltd...........  1,685,000   4,570,067
   Chu Kong Shipping Enterprise Group Co., Ltd..........  2,188,000     418,036
   Chuang's China Investments, Ltd......................  3,550,494     229,081
  *Chuang's Consortium International, Ltd...............  5,351,837     683,736
   Chun Wo Development Holdings, Ltd....................  2,002,926     144,697
  #CITIC Telecom International Holdings, Ltd............  6,363,000   2,314,246
   CK Life Sciences International Holdings, Inc......... 16,622,000   1,459,493
   CNT Group, Ltd.......................................  8,315,264     345,633
  *COL Capital, Ltd.....................................  2,209,840     387,733
  *Continental Holdings, Ltd............................    828,250      10,569
   Convenience Retail Asia, Ltd.........................     42,000      29,658
   Cosmos Machinery Enterprises, Ltd....................    748,400      55,001
  *CP Lotus Corp........................................ 11,420,000     331,575
  #Cross-Harbour Holdings, Ltd. (The)...................    679,520     574,743
   CSI Properties, Ltd.................................. 30,046,383   1,413,969
  *CST Mining Group, Ltd................................ 71,688,000     934,319
  *Culture Landmark Investment, Ltd.....................    509,800      37,572
  *Culturecom Holdings, Ltd.............................  3,315,000     722,492
   Dah Sing Banking Group, Ltd..........................  2,117,997   3,121,112
   Dah Sing Financial Holdings, Ltd.....................    762,627   4,009,939
   Dan Form Holdings Co., Ltd...........................  3,668,260     440,807
   Dickson Concepts International, Ltd..................  1,199,500     634,315
  *Dingyi Group Investment, Ltd.........................  5,497,500     269,238
   Dorsett Hospitality International, Ltd...............  3,484,000     962,605
  *DVN Holdings, Ltd....................................    823,000      43,436
   Eagle Nice International Holdings, Ltd...............  1,116,000     244,032
   EcoGreen Fine Chemicals Group, Ltd...................  1,202,000     235,715
   EganaGoldpfeil Holdings, Ltd.........................  4,121,757          --
   Emperor Capital Group, Ltd...........................  1,962,000      89,824
   Emperor Entertainment Hotel, Ltd.....................  3,210,000     978,477
   Emperor International Holdings.......................  6,208,753   1,741,358
   Emperor Watch & Jewellery, Ltd....................... 23,650,000   2,413,902
  *ENM Holdings, Ltd.................................... 15,112,000     810,500
  *Enviro Energy International Holdings, Ltd............  4,776,000      90,814
  *EPI Holdings, Ltd.................................... 18,769,927     762,913
  #Esprit Holdings, Ltd................................. 10,193,650  14,335,770
  *eSun Holdings, Ltd...................................  4,360,000     704,034
   Ezcom Holdings, Ltd..................................     72,576          --
   Fairwood, Ltd........................................    510,100   1,089,097
  #Far East Consortium International Ltd/HK.............  5,180,001   1,660,106

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CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
 #*Fook Woo Group Holdings, Ltd..........................    952,000 $  166,842
  *Fountain SET Holdings, Ltd............................  4,622,000    572,735
   Four Seas Mercantile Hldg.............................    592,000    251,661
 #*Foxconn International Holdings, Ltd...................  3,664,000  1,416,748
   Fujikon Industrial Holdings, Ltd......................    374,000    142,424
  *G-Resources Group, Ltd................................ 89,787,000  4,229,893
   Get Nice Holdings, Ltd................................ 20,464,000    950,793
  #Giordano International, Ltd...........................  7,892,000  7,931,135
   Glorious Sun Enterprises, Ltd.........................  2,702,000    804,736
   Gold Peak Industries Holding, Ltd.....................  3,118,642    370,688
   Golden Resources Development International, Ltd.......  3,330,500    173,929
  *Goldin Financial Holdings, Ltd........................    480,000     76,854
  *Goldin Properties Holdings, Ltd.......................  3,044,000  1,740,889
  *Grande Holdings, Ltd. (The)...........................    882,000     46,600
   Great Eagle Holdings, Ltd.............................     70,160    296,954
  *Greenheart Group, Ltd.................................     24,000      1,863
  *Group Sense International, Ltd........................    412,000      9,499
   Guangnan Holdings, Ltd................................  2,249,600    261,095
   Guotai Junan International Holdings, Ltd..............  3,543,000  1,495,863
   Haitong International Securities Group, Ltd...........  2,275,379    957,876
   Hang Fung Gold Technology Ltd.........................  1,972,482         --
  *Hans Energy Co., Ltd..................................    790,000     16,414
  *Hao Tian Resources Group, Ltd.........................  6,772,000    370,906
  #Harbour Centre Development, Ltd.......................    963,500  1,965,275
   High Fashion International............................    268,000    100,851
   HKR International, Ltd................................  5,895,136  2,951,287
   Hon Kwok Land Investment Co., Ltd.....................    314,800    135,852
   Hong Fok Land, Ltd....................................  1,210,000         --
  #Hong Kong Aircraft Engineering Co., Ltd...............     48,000    692,702
   Hong Kong Ferry Holdings Co., Ltd.....................    809,300    888,955
   Hong Kong Television Network, Ltd.....................  2,401,751    723,322
   Hongkong & Shanghai Hotels (The)......................    734,500  1,194,978
   Hongkong Chinese, Ltd.................................  5,092,000    997,130
  *Hop Hing Group Holdings, Ltd..........................    540,000     21,624
   Hsin Chong Construction Group, Ltd....................  2,567,658    374,597
  *Huafeng Group Holdings, Ltd...........................  5,113,325    131,047
   Hung Hing Printing Group, Ltd.........................  1,448,000    238,783
   Hutchison Telecommunications Hong Kong Holdings, Ltd..  8,104,000  4,305,653
  *Hybrid Kinetic Group, Ltd.............................  8,300,000    115,237
  *Hycomm Wireless, Ltd..................................     89,090     19,415
  *Imagi International Holdings, Ltd..................... 34,584,000    379,958
   IPE Group, Ltd........................................  2,655,000    202,161
  *IRC, Ltd..............................................  6,110,000    789,217
  #IT, Ltd...............................................  3,646,532  1,331,777
   ITC Corp., Ltd........................................    659,645     44,251
   ITC Properties Group, Ltd.............................  3,620,747  1,540,739
  *Jinhui Holdings, Ltd..................................    121,000     25,348
  *JLF Investment Co., Ltd...............................  1,623,500    119,455
   Johnson Electric Holdings, Ltd........................  4,037,000  2,745,197
   K Wah International Holdings, Ltd.....................  6,465,390  3,543,919
   Kam Hing International Holdings, Ltd..................  1,974,000    171,175
   Kantone Holdings, Ltd.................................  9,835,145     92,716

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
   Karrie International Hldgs...........................  1,341,200 $    57,208
   Keck Seng Investments................................    904,600     457,819
   Kin Yat Holdings, Ltd................................    374,000      45,821
   King Pacific International Holdings, Ltd.............  1,404,200          --
  *King Stone Energy Group, Ltd.........................  5,097,000     241,140
   Kingmaker Footwear Holdings, Ltd.....................  1,484,955     262,767
   Kingston Financial Group, Ltd........................ 14,809,000   1,185,126
  *Ko Yo Chemical Group, Ltd............................ 16,260,000     211,875
   Kowloon Development Co., Ltd.........................  1,840,000   2,427,052
  *Kwoon Chung Bus Hldgs................................    530,000     118,309
  *Lai Sun Development.................................. 65,128,466   1,961,244
  *Lai Sun Garment International, Ltd...................  2,948,000     581,247
   Lam Soon Hong Kong, Ltd..............................    302,310     175,478
   Leading Spirit High-Tech Holdings Co., Ltd...........  2,310,000          --
   Lee's Pharmaceutical Holdings, Ltd...................    440,000     297,104
   Lerado Group Holdings Co.............................  1,900,000     212,947
   Lippo China Resources, Ltd........................... 11,788,000     321,811
   Lippo, Ltd...........................................  1,195,700     611,670
  *Lisi Group Holdings, Ltd.............................  3,758,000     179,398
   Liu Chong Hing Investment............................    793,200   1,187,088
   Luen Thai Holdings, Ltd..............................    742,000     330,567
  #Luk Fook Holdings International, Ltd.................  2,042,000   5,821,518
   Luks Group Vietnam Holdings Co., Ltd.................    482,913     127,108
  *Lung Cheong International Holdings, Ltd..............  1,298,000      54,533
   Lung Kee Bermuda Holdings............................  1,613,875     673,552
   Magnificent Estates.................................. 13,558,000     786,885
   Mainland Headwear Holdings, Ltd......................    461,600      53,566
  #Man Wah Holdings, Ltd................................  1,826,800   1,779,375
   Man Yue Technology Holdings, Ltd.....................  1,064,000     159,112
   Matrix Holdings, Ltd.................................  1,067,414     247,157
  *Mei Ah Entertainment Group, Ltd...................... 11,040,000     191,021
   Melbourne Enterprises, Ltd...........................     40,500     794,152
   Melco International Development, Ltd.................  6,017,000  11,742,966
  #Midland Holdings, Ltd................................  4,158,000   1,921,419
   Ming Fai International Holdings, Ltd.................  1,765,000     191,421
  *Ming Fung Jewellery Group, Ltd....................... 12,760,000     470,330
   Miramar Hotel & Investment...........................    870,000   1,220,584
   Modern Beauty Salon Holdings, Ltd....................    160,000      10,319
  *Mongolia Energy Corp., Ltd........................... 10,603,000     445,065
 #*Mongolian Mining Corp................................  7,034,000   2,074,906
  *Nan Nan Resources Enterprise, Ltd....................     90,000       7,702
   Nanyang Holdings.....................................    137,500     548,776
   National Electronic Hldgs............................  2,498,000     347,794
   Natural Beauty Bio-Technology, Ltd...................  4,470,000     363,207
 #*Neo-Neon Holdings, Ltd...............................  3,378,500     637,204
  *Neptune Group, Ltd...................................  4,620,000      97,310
   New Century Group Hong Kong, Ltd..................... 13,351,464     271,871
  *New Focus Auto Tech Holdings, Ltd....................    104,000       9,394
  *New Smart Energy Group, Ltd.......................... 29,775,000     287,791
 #*New Times Energy Corp., Ltd..........................  1,297,600     118,780
  #Newocean Energy Holdings, Ltd........................  4,642,000   2,893,674
  *Next Media, Ltd......................................  4,095,183     443,783

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CONTINUED


                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
  *Norstar Founders Group, Ltd..............................  3,256,000 $       --
  *North Asia Resources Holdings, Ltd.......................  1,148,600     50,283
  *Orange Sky Golden Harvest Entertainment Holdings, Ltd....  6,229,706    309,383
   Orient Power Holdings, Ltd...............................    804,000         --
  #Oriental Watch Holdings..................................  3,084,800  1,003,944
   Pacific Andes International Holdings, Ltd................ 11,385,378    550,412
   Pacific Basin Shipping, Ltd..............................  9,981,000  5,709,571
   Pacific Textile Holdings, Ltd............................  2,603,000  3,216,196
   Paliburg Holdings, Ltd...................................  3,152,830  1,071,075
  *Pan Asia Environmental Protection Group, Ltd.............    402,000     30,133
  #Peace Mark Holdings, Ltd.................................  2,738,022         --
  *Pearl Oriental Oil, Ltd.................................. 12,889,800    665,838
   Pegasus International Holdings, Ltd......................    226,000     32,382
   Pico Far East Holdings, Ltd..............................  4,684,000  1,703,243
   Playmates Holdings, Ltd..................................    312,000    261,519
  *PNG Resources Holdings, Ltd.............................. 17,442,362    574,420
   Pokfulam Development Co..................................    234,000    382,253
  *Poly Capital Holdings, Ltd...............................  1,154,000     14,748
   Polytec Asset Holdings, Ltd.............................. 10,763,526  1,375,972
   Public Financial Holdings, Ltd...........................  3,194,000  1,627,861
   PYI Corp., Ltd........................................... 23,131,973    566,576
  *Pyxis Group, Ltd.........................................  1,936,000     42,412
   Raymond Industrial, Ltd..................................    479,400     64,304
   Regal Hotels International Holdings, Ltd.................  2,683,800  1,246,611
   Richfield Group Holdings, Ltd............................  9,672,000    356,394
  *Rising Development Holdings, Ltd.........................  2,278,000    106,089
   Rivera Holdings, Ltd.....................................  5,710,000    228,842
  #SA SA International Holdings, Ltd........................  6,588,000  6,902,960
   Safety Godown Co., Ltd...................................    398,000    568,401
  *San Miguel Brewery Hong Kong, Ltd........................    326,800     51,769
  *Sandmartin International Holdings, Ltd...................     84,000      4,766
   Sanyuan Group, Ltd.......................................    415,000         --
   SAS Dragon Hldg, Ltd.....................................    430,000    113,338
   SEA Holdings, Ltd........................................  1,158,000    721,114
  *SEEC Media Group, Ltd....................................    102,000      2,764
  *Sheng Yuan Holdings, Ltd.................................     10,000        474
  #Shenyin Wanguo HK, Ltd...................................  1,812,500    650,864
   Shenzhen High-Tech Holdings, Ltd.........................    812,000     40,307
  *Shougang Concord Technology Holdings.....................  4,479,809    206,499
  *Shun Ho Resources Holdings, Ltd..........................    285,000     56,202
  *Shun Ho Technology Holdings, Ltd.........................  1,037,452    200,508
   Shun Tak Holdings, Ltd...................................  9,175,419  4,832,205
  #Silver base Group Holdings, Ltd..........................  3,717,677    859,176
  *Sing Pao Media Enterprises, Ltd..........................    250,511         --
   Sing Tao News Corp., Ltd.................................  1,974,000    277,815
  #Singamas Container Holdings, Ltd.........................  8,798,000  2,161,218
  *Sino Distillery Group, Ltd...............................  2,650,000    211,849
  *Sino-Tech International Holdings, Ltd.................... 29,380,000    109,794
   Sinocan Holdings, Ltd....................................    350,000         --
  *Sinocop Resources Holdings, Ltd..........................  2,160,000    139,471
   SIS International Holdings...............................     34,000     13,049
   Sitoy Group Holdings, Ltd................................    278,000    126,168

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CONTINUED


                                                               SHARES    VALUE++
                                                             ---------- ----------
HONG KONG -- (Continued)
  #SmarTone Telecommunications Holdings, Ltd................  2,148,000 $3,831,870
   SOCAM Development, Ltd...................................  1,328,771  1,918,256
  *Solomon Systech International, Ltd.......................  6,312,000    172,554
   Soundwill Holdings, Ltd..................................    368,000    899,659
  *South China China, Ltd...................................  6,744,000    681,905
  *South China Land, Ltd.................................... 17,111,170    293,868
   Stella International Holdings, Ltd.......................    107,500    317,397
   Stelux Holdings International, Ltd.......................  2,699,400    912,673
  *Styland Holdings, Ltd....................................    137,438      2,476
  *Success Universe Group, Ltd..............................  5,552,000    128,414
   Sun Hing Vision Group Holdings, Ltd......................    358,000    121,485
   Sun Hung Kai & Co., Ltd..................................  2,678,429  1,874,455
  *Sun Innovation Holdings, Ltd............................. 10,445,655    188,672
  *Sunway International Holdings, Ltd.......................    244,000      6,244
  *Superb Summit International Group, Ltd................... 20,141,600    843,880
  *Sustainable Forest Holdings, Ltd......................... 13,677,750     93,740
   TAI Cheung Holdings......................................  2,019,000  1,613,181
   TAI Sang Land Developement, Ltd..........................    598,984    287,498
  *Talent Property Group, Ltd...............................  5,106,420    105,722
  #Tan Chong International, Ltd.............................  1,212,000    374,472
  #Tao Heung Holdings, Ltd..................................    313,000    199,344
 #*Taung Gold International, Ltd............................ 14,590,000    298,939
   Termbray Industries International........................  2,304,900    323,669
   Tern Properties..........................................     51,200     29,298
   Texwinca Holdings, Ltd...................................  2,672,000  3,123,708
   Tian Teck Land...........................................  1,054,000  1,128,803
 #*Titan Petrochemicals Group, Ltd.......................... 13,140,000      4,233
  *Tom Group, Ltd...........................................  3,100,000    348,655
   Tongda Group Holdings, Ltd............................... 14,020,000    859,857
  *Topsearch International Holdings, Ltd....................  1,436,000     37,759
  *Town Health International Investments, Ltd...............  1,175,165     72,822
   Tradelink Electronic Commerce, Ltd.......................  2,006,000    441,303
  #Transport International Holdings, Ltd....................  1,001,741  2,261,258
  #Trinity, Ltd.............................................  5,730,000  2,255,483
   Tristate Holdings, Ltd...................................    188,000     92,901
  *TSC Group Holdings, Ltd..................................  2,515,000    853,549
   Tse Sui Luen Jewellery International, Ltd................    300,000    141,125
   Tungtex Holdings.........................................     48,000      4,705
   Tysan Holdings, Ltd......................................  1,040,773    187,969
  *U-RIGHT International Holdings, Ltd......................  4,746,000         --
 #*United Laboratories International Holdings, Ltd. (The)...  3,210,000  1,205,312
   Universal Technologies Holdings, Ltd.....................  7,630,000    560,022
  *Up Energy Development Group, Ltd.........................  1,011,000     71,869
  *Value Convergence Holdings, Ltd..........................  1,500,000    197,613
  #Value Partners Group, Ltd................................  3,839,000  2,356,818
   Van Shung Chong Holdings, Ltd............................    789,335    108,179
   Varitronix International, Ltd............................  1,274,293    901,482
   Vedan International Holdings, Ltd........................  3,272,000    219,139
   Victory City International Holdings, Ltd.................  5,182,729    816,352
   Vitasoy International Holdings, Ltd......................  4,061,000  4,948,221
   VST Holdings, Ltd........................................  3,406,000    914,161
   Wai Kee Holdings, Ltd....................................  7,946,738  2,124,446

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   Wang On Group, Ltd.................................. 21,891,286 $    339,162
  *Warderly International Holdings, Ltd................    520,000       32,164
   Water Oasis Group, Ltd..............................  1,346,000       86,936
   Win Hanverky Holdings, Ltd..........................  1,812,000      245,484
   Wing On Co. International, Ltd......................    781,000    2,438,320
   Wing Tai Properties, Ltd............................  1,957,331    1,326,287
   Wong's International Hldgs..........................    737,641      234,832
   Wong's Kong King International......................    120,000       12,353
   Xinyi Glass Holdings, Ltd........................... 11,762,000    8,066,281
  *Xpress Group, Ltd...................................    440,000       17,583
   Yangtzekiang Garment, Ltd...........................    606,500      223,024
   Yau Lee Holdings, Ltd...............................    534,000      119,212
   Yeebo International Hldg............................    572,000       79,819
  #YGM Trading, Ltd....................................    455,000    1,307,742
   YT Realty Group, Ltd................................    749,000      241,513
  *Yugang International, Ltd........................... 93,492,000      639,625
   Zhuhai Holdings Investment Group, Ltd...............  2,558,000      393,003
                                                                   ------------
TOTAL HONG KONG........................................             277,242,668
                                                                   ------------
NEW ZEALAND -- (6.1%)
 #*A2 Corp., Ltd.......................................     59,795       35,930
   Abano Healthcare Group, Ltd.........................     29,547      141,263
   Air New Zealand, Ltd................................  2,261,316    2,908,682
   Auckland International Airport, Ltd.................    664,694    1,766,846
   Briscoe Group, Ltd..................................      2,235        4,792
  *Cavalier Corp., Ltd.................................    283,674      445,235
   CDL Investments New Zealand, Ltd....................    163,215       81,528
  #Chorus, Ltd.........................................    437,791    1,032,570
   Colonial Motor Co., Ltd. (The)......................    148,846      537,956
 #*Diligent Board Member SVCS..........................     41,817      270,501
   Ebos Group, Ltd.....................................    223,527    1,858,548
  #Fisher & Paykel Healthcare Corp., Ltd...............  3,204,679    7,286,306
  #Freightways, Ltd....................................    806,890    3,113,897
   Hallenstein Glasson Holdings, Ltd...................    243,961    1,179,899
   Heartland New Zealand, Ltd..........................    173,369      115,919
   Hellaby Holdings, Ltd...............................    359,954      912,658
   Infratil, Ltd.......................................  2,502,956    4,946,282
   Kathmandu Holdings, Ltd.............................    130,732      252,265
  #Mainfreight, Ltd....................................    455,921    4,120,034
   Methven, Ltd........................................     93,877       97,423
   Metlifecare, Ltd....................................     14,621       44,494
   Michael Hill International, Ltd.....................  1,534,152    1,841,739
   Millennium & Copthorne Hotels New Zealand, Ltd......  1,387,344      832,690
   New Zealand Oil & Gas, Ltd..........................  2,036,646    1,433,164
  #New Zealand Refining Co., Ltd. (The)................    591,259    1,226,791
   Northland Port Corp. NZ, Ltd........................    176,048      413,786
  #Nuplex Industries, Ltd..............................  1,021,621    2,918,964
  #NZX, Ltd............................................    922,894    1,051,764
  #Opus International Consultants, Ltd.................     12,925       19,399
  *Pacific Edge, Ltd...................................     36,294       21,192
   PGG Wrightson, Ltd..................................    833,599      272,085
   Pike River Coal, Ltd................................    490,805           --

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CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
   Port of Tauranga, Ltd.................................   528,322 $ 7,021,580
  *Pumpkin Patch, Ltd....................................   606,913     603,776
  *Rakon, Ltd............................................   346,364      71,518
  #Restaurant Brands New Zealand, Ltd....................   447,802   1,136,628
   Richina Pacific, Ltd..................................   274,180      84,605
  *Rubicon, Ltd.......................................... 1,485,105     369,033
  #Ryman Healthcare, Ltd................................. 1,710,210   8,947,573
   Sanford Ltd/NZ........................................   393,618   1,551,679
   Scott Technology, Ltd.................................    36,510      81,390
   Seafresh Fisheries, Ltd...............................    80,520          --
  #Skellerup Holdings, Ltd...............................   478,521     607,849
   Sky Network Television, Ltd........................... 1,006,593   4,938,815
   SKYCITY Entertainment Group, Ltd...................... 3,254,988  12,450,784
   South Port New Zealand, Ltd...........................    27,094      75,653
  #Steel & Tube Holdings, Ltd............................   393,966     879,414
   Tourism Holdings, Ltd.................................   274,867     141,343
   Tower, Ltd............................................   766,006   1,130,046
  #TrustPower, Ltd.......................................    64,658     404,277
   Vector, Ltd...........................................   988,035   2,356,259
   Warehouse Group, Ltd. (The)...........................   588,314   1,992,859
 #*Xero, Ltd.............................................    65,507     836,385
                                                                    -----------
TOTAL NEW ZEALAND........................................            86,866,068
                                                                    -----------
SINGAPORE -- (12.4%)
 #*Abterra, Ltd..........................................   531,800     297,886
   Amara Holdings, Ltd...................................   453,000     215,628
  #Amtek Engineering, Ltd................................ 1,270,000     532,243
   Armstrong Industrial Corp., Ltd....................... 1,515,000     394,238
   ASL Marine Holdings, Ltd..............................   816,600     450,844
  #Ausgroup, Ltd......................................... 3,194,000   1,364,665
  #Baker Technology, Ltd................................. 1,272,000     449,279
  *Banyan Tree Holdings, Ltd.............................   960,000     480,097
  *Biosensors International Group, Ltd................... 5,439,237   5,313,428
   Bonvests Holdings, Ltd................................   978,000     893,562
   Boustead Singapore, Ltd............................... 1,425,000   1,574,637
   Breadtalk Group, Ltd..................................   827,800     651,932
   Broadway Industrial Group, Ltd........................ 1,374,000     346,086
  #Bukit Sembawang Estates, Ltd..........................   581,003   3,369,434
   Bund Center Investment, Ltd........................... 1,667,000     298,448
   CH Offshore, Ltd...................................... 1,642,400     621,176
  #China Aviation Oil Singapore Corp., Ltd............... 1,261,000   1,055,091
  *China Energy, Ltd.....................................   489,000      25,732
  #China Merchants Holdings Pacific, Ltd.................   813,000     601,057
   Chip Eng Seng Corp., Ltd.............................. 3,471,800   2,300,794
   Chuan Hup Holdings, Ltd............................... 3,967,000     854,897
   Cityspring Infrastructure Trust.......................   347,000     139,507
  #Cosco Corp. Singapore, Ltd............................ 6,569,000   4,683,403
  #Creative Technology, Ltd..............................   272,200     580,369
   CSC Holdings, Ltd..................................... 2,495,000     220,250
   CSE Global, Ltd....................................... 2,995,000   2,052,128
  #CWT, Ltd.............................................. 1,173,700   1,617,127
   Datapulse Technology, Ltd.............................    89,000      14,441

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
 #*Delong Holdings, Ltd..................................  1,361,000 $  425,416
   DMX Technologies Group, Ltd...........................  1,959,000    383,574
  #Dyna-Mac Holdings, Ltd................................  1,678,000    602,590
  #Elec & Eltek International Co., Ltd...................    147,000    344,118
   Ellipsiz, Ltd.........................................    123,000      8,750
   EnGro Corp., Ltd......................................    354,000    274,642
   Enviro-Hub Holdings, Ltd..............................  1,445,666    104,504
  #Etika International Holdings, Ltd.....................    472,000    160,439
   Eu Yan Sang International, Ltd........................    673,800    350,237
  *euNetworks Group, Ltd.................................    411,000      5,005
 #*Ezra Holdings, Ltd....................................  4,228,000  3,291,239
 #*Falcon Energy Group, Ltd..............................  1,677,000    490,898
   Far East Orchard, Ltd.................................  1,054,598  1,913,069
   FJ Benjamin Holdings, Ltd.............................  1,305,000    281,765
   Food Empire Holdings, Ltd.............................  1,256,400    675,401
  #Fragrance Group, Ltd..................................  6,016,000  1,198,238
   Freight Links Express Holdings, Ltd...................  6,473,111    457,291
  *Gallant Venture, Ltd..................................  4,224,000    962,374
   GK Goh Holdings, Ltd..................................  1,458,000  1,009,356
   Global Yellow Pages, Ltd..............................    299,000     20,428
  #GMG Global, Ltd....................................... 17,007,000  1,590,114
   Goodpack, Ltd.........................................  1,214,000  1,656,485
   GP Batteries International, Ltd.......................    343,000    305,903
   GP Industries, Ltd....................................  2,643,209  1,037,109
  #GuocoLand, Ltd........................................    405,314    743,836
  #GuocoLeisure, Ltd.....................................  2,877,000  2,047,159
   Guthrie GTS, Ltd......................................  1,776,000  1,099,470
   Hanwell Holdings, Ltd.................................  1,823,419    442,399
  *Healthway Medical Corp., Ltd..........................  7,622,776    582,566
   HG Metal Manufacturing, Ltd...........................  1,768,000    139,079
   Hi-P International, Ltd...............................  1,309,000    745,713
   Hiap Hoe, Ltd.........................................    272,000    143,602
   Hiap Seng Engineering, Ltd............................    612,000    151,559
  *HLH Group, Ltd........................................  8,364,000    170,377
   Ho Bee Investment, Ltd................................  1,509,000  2,638,548
 #*Hong Fok Corp., Ltd...................................  3,323,640  1,824,718
   Hong Leong Asia, Ltd..................................    633,000    837,091
   Hotel Grand Central, Ltd..............................  1,266,047  1,163,538
  #Hotel Properties, Ltd.................................  1,369,400  3,844,175
   Hour Glass, Ltd. (The)................................    622,744    890,895
   HTL International Holdings, Ltd.......................  1,063,843    265,052
  *Huan Hsin Holdings, Ltd...............................    393,400     15,199
   HupSteel, Ltd.........................................  1,572,875    300,831
   Hwa Hong Corp., Ltd...................................  2,186,000    649,457
  #Hyflux, Ltd...........................................  3,345,500  3,728,227
   IFS Capital, Ltd......................................    248,080     99,039
  #Indofood Agri Resources, Ltd..........................  3,159,000  2,737,773
   InnoTek, Ltd..........................................    950,000    228,479
  *Interra Resources, Ltd................................    732,000    283,614
   IPC Corp., Ltd........................................  4,067,000    490,028
   Isetan Singapore, Ltd.................................    122,500    479,480
   Jaya Holdings, Ltd....................................  2,249,000  1,224,815

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
 #*Jiutian Chemical Group, Ltd...........................  6,743,000 $  510,430
  #Jurong Technologies Industrial Corp., Ltd.............  2,227,680         --
   K-Green Trust.........................................    953,000    805,634
   K1 Ventures, Ltd......................................  3,490,500    457,540
   Keppel Telecommunications & Transportation, Ltd.......  1,409,600  1,570,722
   Koh Brothers Group, Ltd...............................  1,432,000    355,066
   Lafe Corp., Ltd.......................................  1,234,800     79,536
   LC Development, Ltd...................................  3,569,504    441,132
   Lee Kim Tah Holdings, Ltd.............................  1,600,000  1,000,905
  *Li Heng Chemical Fibre Technologies, Ltd..............  2,053,000    211,749
  #Lian Beng Group, Ltd..................................  1,354,000    572,064
   Low Keng Huat Singapore, Ltd..........................    580,000    341,933
   Lum Chang Holdings, Ltd...............................  1,042,030    292,608
   M1, Ltd...............................................  1,377,000  3,782,141
  *Manhattan Resources, Ltd..............................    911,000    252,201
   Marco Polo Marine, Ltd................................    963,000    333,395
   mDR, Ltd..............................................  2,570,000     33,368
   Memstar Technology, Ltd...............................    886,000     65,686
  #Mercator Lines Singapore, Ltd.........................    555,000     52,204
   Mermaid Maritime PCL..................................    676,000    208,979
   Metro Holdings, Ltd...................................  2,085,792  1,560,652
  #Mewah International, Inc..............................  1,699,000    622,559
  #Midas Holdings, Ltd...................................  7,026,000  2,837,661
  #Nam Cheong, Ltd.......................................  5,170,740  1,090,662
   New Toyo International Holdings, Ltd..................  1,624,000    390,419
   NSL, Ltd..............................................    422,000    525,936
 #*Oceanus Group, Ltd.................................... 11,864,000    492,235
   OKP Holdings, Ltd.....................................    207,000     85,058
  #OSIM International, Ltd...............................  1,465,000  2,378,994
  *Ossia International, Ltd..............................     56,000      4,837
 #*Otto Marine, Ltd......................................  5,691,500    384,510
  #Overseas Union Enterprise, Ltd........................  1,466,000  3,710,138
   Pan Pacific Hotels Group, Ltd.........................  1,669,500  3,148,003
   Pan-United Corp., Ltd.................................  2,006,000  1,517,058
   PEC, Ltd..............................................     47,000     22,935
  *Penguin International, Ltd............................    400,000     25,123
  #Petra Foods, Ltd......................................    831,000  2,751,469
   Popular Holdings, Ltd.................................  2,763,650    628,415
   QAF, Ltd..............................................  1,121,151    884,314
 #*Raffles Education Corp., Ltd..........................  3,902,710  1,015,909
   Raffles Medical Group, Ltd............................    611,223  1,697,208
   Rickmers Maritime.....................................    175,000     42,650
   Rotary Engineering, Ltd...............................  1,339,600    517,133
   Roxy-Pacific Holdings, Ltd............................    451,000    217,936
  *S I2I, Ltd............................................ 17,004,000    289,318
   San Teh, Ltd..........................................    999,087    272,065
  *Sapphire Corp., Ltd...................................    704,000     65,909
   SBS Transit, Ltd......................................    953,500  1,145,398
  #See Hup Seng, Ltd.....................................    467,000     96,806
   Sheng Siong Group, Ltd................................  1,085,000    622,187
   Sim Lian Group, Ltd...................................  2,281,855  1,628,472
  #Sinarmas Land, Ltd....................................  4,125,000  1,665,911

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SINGAPORE -- (Continued)
   Sing Holdings, Ltd.................................   891,000 $      297,033
   Sing Investments & Finance, Ltd....................   297,675        345,618
   Singapore Land, Ltd................................    28,000        201,250
   Singapore Post, Ltd................................ 8,035,120      8,420,456
   Singapore Reinsurance Corp., Ltd................... 1,514,530        320,803
   Singapore Shipping Corp., Ltd...................... 1,689,000        328,959
   Singapura Finance, Ltd.............................   174,062        219,144
   Sino Grandness Food Industry Group Ltd.............   123,000        123,960
  #SMRT Corp., Ltd....................................   748,000        898,883
  #Sound Global, Ltd.................................. 1,432,000        651,101
  #Stamford Land Corp., Ltd........................... 2,938,000      1,419,867
   Straco Corp., Ltd..................................   130,000         32,713
   Sunningdale Tech, Ltd.............................. 2,398,000        257,554
 #*SunVic Chemical Holdings, Ltd...................... 1,650,000        591,163
   Super Group, Ltd................................... 1,115,000      3,565,025
  #Swiber Holdings, Ltd............................... 3,774,000      1,874,986
   Swissco Holdings, Ltd..............................   295,000         64,732
  #Tat Hong Holdings, Ltd............................. 1,642,800      1,989,385
   Technics Oil & Gas, Ltd............................   935,000        630,227
   Thakral Corp., Ltd................................. 6,028,000        151,857
  *Tiger Airways Holdings, Ltd........................   395,000        212,023
   Tiong Woon Corp. Holding, Ltd...................... 1,754,250        549,846
  *Transcu Group, Ltd................................. 4,936,000         48,611
 #*Triyards holdings, Ltd.............................   348,900        214,831
   Tuan Sing Holdings, Ltd............................ 3,944,475      1,153,694
  #UMS Holdings, Ltd.................................. 1,225,000        472,815
   United Engineers, Ltd.............................. 1,122,014      2,864,399
  #United Envirotech, Ltd............................. 2,135,000      1,355,074
   United Industrial Corp., Ltd.......................   116,000        283,712
   United Overseas Insurance, Ltd.....................   187,250        661,966
   UOB-Kay Hian Holdings, Ltd......................... 1,798,400      2,512,594
  #UPP Holdings, Ltd.................................. 2,845,000        660,637
   Vard Holdings, Ltd................................. 3,328,000      2,792,229
   Venture Corp., Ltd................................. 1,221,000      8,247,318
   Vicom, Ltd.........................................   120,000        486,263
   WBL Corp., Ltd.....................................   633,000      2,132,297
  #Wee Hur Holdings, Ltd.............................. 1,302,000        485,744
   Wheelock Properties Singapore, Ltd................. 1,210,000      1,928,064
  #Wing Tai Holdings, Ltd............................. 2,321,567      4,112,636
  *Xpress Holdings, Ltd...............................   915,000         27,564
  #Yeo Hiap Seng, Ltd.................................   223,731        469,299
   YHI International, Ltd............................. 1,174,000        290,796
   Yoma Strategic Holdings, Ltd.......................     2,000          1,318
   Yongnam Holdings, Ltd.............................. 4,929,000      1,200,736
                                                                 --------------
TOTAL SINGAPORE.......................................              176,168,398
                                                                 --------------
UNITED STATES -- (0.0%)
   Biota Pharmaceuticals, Inc.........................    75,265        316,866
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,134,925,664
                                                                 --------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES       VALUE++
                                                           ----------- --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  *AVJennings, Ltd. Rights 05/24/13.......................   2,074,014 $       53,754
  *Buccaneer Energy, Ltd. Rights 05/09/13.................   2,612,655             --
  *Centrebet International, Ltd. Litigation Rights........      81,336             --
  *Cobar Consolidated Resources, Ltd. Rights 05/28/13.....      30,265            392
  *Empire Oil & Gas NL Rights 05/20/13....................      56,677            176
  *Samson Oil & Gas, Ltd. Rights 05/15/13.................   2,391,833             --
                                                                       --------------
TOTAL AUSTRALIA...........................................                     54,322
                                                                       --------------
HONG KONG -- (0.0%)
  *Tungtex Holdings Rights 05/27/13.......................       9,600             --
                                                                       --------------
SINGAPORE -- (0.0%)
  *Rickmers Maritime Rights 05/28/13......................      90,000          4,384
                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................                     58,706
                                                                       --------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)       VALUE+
                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (20.0%)
(S)@DFA Short Term Investment Fund........................  24,459,810    283,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $226,399 FNMA,
     rates ranging from 3.000% to 3.500%, maturities
     ranging from 09/01/32 to 08/01/42, valued at
     $231,389) to be repurchased at $226,853.............. $       227        226,852
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................                283,226,852
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,293,282,212).......             $1,418,211,222
                                                                       ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                             SHARES     VALUE++
                                                           ---------- -----------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (26.0%)
   4imprint Group P.L.C...................................     97,044 $   761,323
   888 Holdings PLC.......................................    647,703   1,711,764
  *Aga Rangemaster Group P.L.C............................    453,866     554,444
  *Barratt Developments P.L.C.............................  4,717,626  22,837,159
   Bellway P.L.C..........................................    511,971  10,709,303
   Berkeley Group Holdings P.L.C..........................    597,347  19,368,537
   Betfair Group P.L.C....................................     47,676     641,905
   Bloomsbury Publishing P.L.C............................    274,284     492,170
   BOOT HENRY P.L.C.......................................    430,792   1,206,650
   Bovis Homes Group P.L.C................................    875,787  10,450,186
   Bwin.Party Digital Entertainment P.L.C.................  2,380,983   4,947,997
   Centaur Media P.L.C....................................    556,967     397,596
   Chime Communications P.L.C.............................    267,781   1,067,971
   Cineworld Group P.L.C..................................    462,636   2,082,070
   Creston P.L.C..........................................     22,394      29,888
   Daily Mail & General Trust P.L.C.......................  1,312,593  14,027,068
   Darty P.L.C............................................  1,897,975   1,445,883
   Debenhams P.L.C........................................  6,155,520   7,962,313
   Dignity P.L.C..........................................    222,417   4,758,016
 #*Dixons Retail P.L.C.................................... 16,850,562   9,218,666
   Domino's Pizza Group P.L.C.............................    467,183   4,728,616
   Dunelm Group P.L.C.....................................    192,698   2,533,292
  *Enterprise Inns P.L.C..................................  2,658,219   4,052,862
   Euromoney Institutional Investor P.L.C.................    295,537   4,503,628
   Fiberweb P.L.C.........................................    655,106     811,561
  *Findel P.L.C...........................................    249,917     631,378
   Forminster P.L.C.......................................     43,333          --
   Fuller Smith & Turner..................................    134,224   1,668,802
  *Future P.L.C...........................................  1,301,863     384,919
   Games Workshop Group P.L.C.............................    101,889   1,093,344
   GKN P.L.C..............................................    647,455   2,771,416
   Greene King P.L.C......................................  1,421,372  16,064,330
   Halfords Group P.L.C...................................  1,020,050   5,463,063
   Headlam Group P.L.C....................................    337,290   1,803,804
   HMV Group P.L.C........................................    229,315       3,918
  #Home Retail Group P.L.C................................  3,564,881   8,633,422
  #Hornby P.L.C...........................................    154,220     204,003
   Howden Joinery Group P.L.C.............................  2,574,989   9,958,468
   Huntsworth P.L.C.......................................    894,214     830,874
   Inchcape P.L.C.........................................  2,090,755  16,298,929
   Informa P.L.C..........................................  2,624,520  19,528,851
   ITV P.L.C..............................................  7,691,118  15,039,393
   JD Sports Fashion P.L.C................................    120,013   1,589,775
   JD Wetherspoon P.L.C...................................    467,348   4,267,169
   John Menzies P.L.C.....................................    244,534   2,772,922
  *Johnston Press P.L.C...................................    898,456     213,586
   Ladbrokes P.L.C........................................  3,967,821  11,683,417
   Laura Ashley Holdings P.L.C............................  1,500,394     675,055
   Lookers P.L.C..........................................  1,129,433   1,638,703
   Low & Bonar P.L.C......................................    909,745   1,002,169
   Marston's P.L.C........................................  2,885,813   6,495,148

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- ------------
Consumer Discretionary -- (Continued)
   Mecom Group P.L.C......................................    332,622 $    220,443
   Millennium & Copthorne Hotels P.L.C....................  1,048,561    9,226,218
  *Mitchells & Butlers P.L.C..............................    987,029    5,136,105
   MJ Gleeson Group P.L.C.................................    195,875      768,620
  *Mothercare P.L.C.......................................    424,840    2,091,209
  *MWB Group Holdings P.L.C...............................    335,122           --
   N Brown Group P.L.C....................................    874,754    6,056,958
 #*Ocado Group P.L.C......................................    881,953    2,329,711
  *Pendragon P.L.C........................................  3,263,669    1,177,059
   Persimmon P.L.C. (0682538).............................  1,455,388   24,448,613
   Persimmon P.L.C. (B8Y2Q10).............................  1,455,388    1,695,545
   Photo-Me International P.L.C...........................     62,606       75,747
  *Punch Taverns P.L.C....................................  2,627,557      419,139
   Rank Group P.L.C.......................................     34,511       90,071
  *Redrow P.L.C...........................................  1,499,277    4,987,282
   Restaurant Group P.L.C. (The)..........................    814,887    6,105,774
   Rightmove P.L.C........................................    304,304    9,078,070
   Smiths News P.L.C......................................    897,401    2,499,427
   Spirit Pub Co. P.L.C...................................  2,869,342    2,893,673
  *Sportech P.L.C.........................................    383,038      586,262
  *Sports Direct International P.L.C......................    737,661    5,360,414
  *STV Group P.L.C........................................      2,238        4,581
  *SuperGroup P.L.C.......................................    187,429    2,018,823
   Taylor Wimpey P.L.C.................................... 15,614,170   22,592,584
   Ted Baker P.L.C........................................    145,093    3,051,721
 #*Thomas Cook Group P.L.C................................  4,213,340    8,473,554
   Topps Tiles P.L.C......................................    810,881      861,613
  *Torotrak P.L.C.........................................     45,292       21,278
 #*Trinity Mirror P.L.C...................................  1,688,565    2,356,185
   TUI Travel P.L.C.......................................  1,536,840    7,514,020
   UBM P.L.C..............................................    964,330   10,967,554
   UTV Media P.L.C........................................    230,855      572,071
   Vitec Group P.L.C. (The)...............................    160,973    1,536,986
  #WH Smith P.L.C.........................................    620,413    7,140,502
   William Hill P.L.C.....................................  4,017,244   26,619,844
   Wilmington Group P.L.C.................................    346,234      813,202
   Young & Co's Brewery P.L.C.............................     26,250      239,524
                                                                      ------------
Total Consumer Discretionary..............................             442,048,108
                                                                      ------------
Consumer Staples -- (3.5%)
   A.G.BARR P.L.C.........................................    424,100    3,615,097
   Anglo-Eastern Plantations..............................    108,153    1,193,241
   Booker Group P.L.C.....................................  6,674,336   12,345,287
   Britvic P.L.C..........................................    961,388    6,573,674
   Cranswick P.L.C........................................    243,258    3,991,446
   Dairy Crest Group P.L.C................................    708,964    5,079,954
   Devro P.L.C............................................    838,005    4,304,329
  *European Home Retail P.L.C.............................    109,256           --
   Greencore Group P.L.C..................................  1,998,274    3,307,617
   Greggs P.L.C...........................................    483,318    3,113,187
   Hilton Food Group P.L.C................................     20,971      115,777
   McBride P.L.C..........................................    855,515    1,521,383

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
Consumer Staples -- (Continued)
 #*Premier Foods P.L.C.................................... 1,102,615 $ 1,253,865
  #PZ Cussons P.L.C....................................... 1,287,639   7,987,966
   REA Holdings P.L.C.....................................    50,639     361,988
   Tate & Lyle P.L.C......................................   346,659   4,549,369
  *Thorntons P.L.C........................................   206,643     256,125
                                                                     -----------
Total Consumer Staples....................................            59,570,305
                                                                     -----------
Energy -- (4.7%)
  *Afren P.L.C............................................ 5,276,338  11,012,086
   Anglo Pacific Group P.L.C..............................   438,805   1,483,781
  *Cairn Energy P.L.C..................................... 2,238,951  10,053,925
  *Coalfield Resources P.L.C.............................. 1,156,778      77,230
  *EnQuest P.L.C.......................................... 2,891,919   5,793,878
  *Essar Energy P.L.C.....................................   925,724   2,061,357
  *Exillon Energy P.L.C...................................   274,698     660,356
   Fortune Oil P.L.C...................................... 6,170,225     767,384
  *Hardy Oil & Gas P.L.C..................................    74,781     132,795
  *Heritage Oil P.L.C.....................................   653,846   1,628,630
   Hunting P.L.C..........................................   562,252   7,060,638
   James Fisher & Sons P.L.C..............................   190,319   2,973,104
 #*JKX Oil & Gas P.L.C....................................   456,676     481,223
   John Wood Group P.L.C.................................. 1,017,921  12,286,025
   Lamprell P.L.C.........................................   967,717   2,174,726
  *Premier Oil P.L.C...................................... 2,273,981  13,197,663
  *Salamander Energy P.L.C................................ 1,063,663   3,022,745
  *Soco International P.L.C...............................   979,417   5,774,644
                                                                     -----------
Total Energy..............................................            80,642,190
                                                                     -----------
Financials -- (14.6%)
   Aberdeen Asset Management P.L.C........................ 1,807,795  12,618,963
   Admiral Group P.L.C....................................    41,232     821,340
   Amlin P.L.C............................................ 2,325,250  15,337,552
   Ashmore Group P.L.C.................................... 1,490,419   9,256,565
   Beazley P.L.C.......................................... 2,402,271   8,392,112
   Brewin Dolphin Holdings P.L.C.......................... 1,219,643   3,962,948
   Capital & Counties Properties P.L.C....................   472,683   2,263,209
  *Capital & Regional P.L.C............................... 1,493,345     799,974
   Catlin Group, Ltd...................................... 1,706,158  13,947,116
   Charles Stanley Group P.L.C............................   126,349     794,062
   Charles Taylor P.L.C...................................   139,215     382,855
   Chesnara P.L.C.........................................   444,733   1,652,355
   Close Brothers Group P.L.C.............................   681,659  11,005,044
   Daejan Holdings P.L.C..................................    32,083   1,953,732
   Development Securities P.L.C...........................   527,660   1,190,526
   F&C Asset Management P.L.C............................. 2,192,955   3,340,144
   Hansard Global P.L.C...................................    16,468      25,352
   Hargreaves Lansdown P.L.C..............................   559,935   8,527,505
   Helical Bar P.L.C......................................   660,484   2,545,418
  #Henderson Group P.L.C.................................. 4,716,689  12,121,738
   Hiscox, Ltd............................................ 1,607,805  14,014,465
   ICAP P.L.C............................................. 2,171,728   9,734,184
   IG Group Holdings P.L.C................................ 1,481,677  12,410,176

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Financials -- (Continued)
   Industrial & Commercial Holdings P.L.C.................     5,000 $         --
   Intermediate Capital Group P.L.C.......................   572,350    3,762,632
   International Personal Finance P.L.C...................   690,825    5,478,618
 #*IP Group P.L.C......................................... 1,003,146    2,415,066
   Jardine Lloyd Thompson Group P.L.C.....................   527,884    6,960,514
   Jupiter Fund Management P.L.C..........................   980,739    5,049,015
   Lancashire Holdings, Ltd...............................   725,809    9,556,242
  *Liontrust Asset Management P.L.C.......................   129,935      337,059
   London Stock Exchange Group P.L.C......................   556,831   11,619,148
   LSL Property Services P.L.C............................   151,839      827,431
   Man Group P.L.C........................................ 7,738,625   12,305,131
   Novae Group P.L.C......................................   253,311    1,836,962
   Phoenix Group Holdings.................................   336,940    3,321,280
   Provident Financial P.L.C..............................   177,782    4,506,539
   Puma Brandenburg, Ltd. Class A......................... 1,193,004           --
   Puma Brandenburg, Ltd. Class B......................... 1,193,004           --
  *Quintain Estates & Development P.L.C................... 2,165,090    2,176,693
   Rathbone Brothers P.L.C................................   165,692    3,761,633
   Raven Russia, Ltd......................................   516,140      586,807
   S&U P.L.C..............................................    21,140      380,332
   Safestore Holdings P.L.C...............................   750,650    1,598,712
   Savills P.L.C..........................................   596,147    5,382,231
   Shore Capital Group, Ltd...............................   367,646      109,939
   St James's Place P.L.C.................................   846,493    7,287,473
   ST Modwen Properties P.L.C.............................   898,160    3,744,014
   Tullett Prebon P.L.C................................... 1,012,284    3,852,310
   Unite Group P.L.C......................................   846,260    4,579,647
  *Waterloo Investment Holdings, Ltd......................     5,979          650
                                                                     ------------
Total Financials..........................................            248,533,413
                                                                     ------------
Health Care -- (2.3%)
  #Alizyme P.L.C..........................................   660,805           --
   Assura Group, Ltd......................................    78,139       41,584
   Bioquell P.L.C.........................................    90,893      198,953
  *BTG P.L.C.............................................. 1,300,932    6,990,964
   Consort Medical P.L.C..................................   122,502    1,522,988
   Dechra Pharmaceuticals P.L.C...........................   383,252    4,276,446
   Genus P.L.C............................................   272,581    5,742,849
   Hikma Pharmaceuticals P.L.C............................   605,750    9,209,151
  *Optos P.L.C............................................    89,392      224,648
  *Oxford Biomedica P.L.C................................. 2,821,652       72,451
  *Renovo Group P.L.C.....................................    87,461       26,301
  *Southern Cross Healthcare Group P.L.C..................   191,826           --
   Synergy Health P.L.C...................................   263,048    4,445,242
   United Drug P.L.C......................................   852,113    4,011,491
  *Vectura Group P.L.C.................................... 1,580,285    2,161,002
  *Vernalis P.L.C.........................................    19,974        7,071
                                                                     ------------
Total Health Care.........................................             38,931,141
                                                                     ------------
Industrials -- (26.1%)
  #Air Partner P.L.C......................................    37,086      206,683
   Alumasc Group..........................................   124,366      164,285

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
Industrials -- (Continued)
   Ashtead Group P.L.C.................................... 2,503,056 $22,891,572
   Avon Rubber P.L.C......................................    53,941     352,208
   Babcock International Group P.L.C......................   941,424  15,665,348
   Balfour Beatty P.L.C................................... 3,201,702  10,751,168
   BBA Aviation P.L.C..................................... 2,792,163  10,901,701
   Berendsen P.L.C........................................   778,019   9,349,500
   Bodycote P.L.C......................................... 1,253,236  10,097,323
   Braemar Shipping Services P.L.C........................    82,998     515,811
   Brammer P.L.C..........................................   320,884   1,777,932
   Camellia P.L.C.........................................     2,481     405,689
   Cape P.L.C.............................................   432,603   2,003,478
   Carillion P.L.C........................................ 1,966,735   8,204,789
   Carr's Milling Industries P.L.C........................    35,379     722,174
   Castings P.L.C.........................................   162,757     848,664
   Chemring Group P.L.C...................................   783,476   3,302,437
   Clarkson P.L.C.........................................    61,562   1,558,261
   Cobham P.L.C........................................... 4,859,398  18,931,800
   Communisis P.L.C.......................................   724,400     607,841
  #Costain Group P.L.C....................................   170,942     732,679
   De La Rue P.L.C........................................   436,203   6,315,462
   easyJet P.L.C..........................................   692,439  12,041,163
  *Eleco P.L.C............................................    80,000       9,907
   Fenner P.L.C...........................................   804,257   4,399,166
   Firstgroup P.L.C....................................... 2,048,999   6,728,745
   Galliford Try P.L.C....................................   283,812   4,351,037
   Go-Ahead Group P.L.C...................................   196,663   4,734,211
   Hampson Industries P.L.C...............................   110,209          --
   Harvey Nash Group P.L.C................................    22,891      26,984
   Hays P.L.C............................................. 6,075,470   8,834,275
   Hogg Robinson Group P.L.C..............................   245,071     214,042
   Homeserve P.L.C........................................ 1,255,219   4,086,281
   Hyder Consulting P.L.C.................................   173,815   1,274,376
   IMI P.L.C..............................................   576,558  11,113,814
   Interserve P.L.C.......................................   657,348   4,839,108
   Intertek Group P.L.C...................................   146,847   7,554,496
   Invensys P.L.C......................................... 3,349,956  20,056,348
   ITE Group P.L.C........................................ 1,116,826   4,552,381
   Keller Group P.L.C.....................................   304,734   4,067,222
  #Kier Group P.L.C.......................................   180,721   3,292,023
   Latchways P.L.C........................................    36,248     594,300
   Lavendon Group P.L.C...................................   646,552   1,698,265
  #Management Consulting Group P.L.C...................... 1,406,975     698,470
   Mears Group P.L.C......................................   380,940   2,075,497
   Meggitt P.L.C.......................................... 2,213,833  16,134,787
   Melrose Industries P.L.C............................... 4,640,545  17,590,114
   Michael Page International P.L.C....................... 1,282,180   7,442,312
   Mitie Group P.L.C...................................... 1,526,552   6,551,855
   Morgan Advanced Materials P.L.C........................ 1,318,331   5,366,715
   Morgan Sindall Group P.L.C.............................   170,811   1,528,127
   National Express Group P.L.C........................... 1,774,948   5,277,270
   Northgate P.L.C........................................   640,260   3,370,333
   PayPoint P.L.C.........................................   156,884   1,986,172

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Industrials -- (Continued)
   QinetiQ Group P.L.C.................................... 3,080,895 $  9,070,289
   Regus P.L.C............................................ 3,349,550    8,531,469
  *Renold P.L.C...........................................   104,904       33,405
   Rentokil Initial P.L.C................................. 5,429,970    8,007,976
   Ricardo P.L.C..........................................   222,444    1,340,866
   Richmond Oil & Gas P.L.C...............................   220,000           --
   Robert Walters P.L.C...................................   387,999    1,393,219
   Rotork P.L.C...........................................   332,184   15,028,423
   RPS Group P.L.C........................................ 1,028,660    3,990,636
   Senior P.L.C........................................... 1,889,567    7,499,421
   Serco Group P.L.C......................................   557,131    5,361,600
  #Severfield-Rowen P.L.C................................. 1,238,500      759,910
   Shanks Group P.L.C..................................... 1,979,777    2,518,100
   SIG P.L.C.............................................. 2,638,341    6,649,831
   Speedy Hire P.L.C...................................... 1,998,748    1,504,710
   Spirax-Sarco Engineering P.L.C.........................   320,648   13,098,841
   St Ives P.L.C..........................................   668,424    1,451,824
   Stagecoach Group P.L.C................................. 1,926,072    9,205,976
   Sthree P.L.C...........................................   358,578    1,870,091
   Stobart Group, Ltd.....................................       169          220
   T Clarke P.L.C.........................................   147,457      119,114
   Tarsus Group P.L.C.....................................   210,086      769,757
   Travis Perkins P.L.C...................................   944,677   21,078,338
   Tribal Group P.L.C.....................................   150,160      340,732
   Trifast P.L.C..........................................   365,061      306,696
   UK Mail Group P.L.C....................................   197,261    1,301,703
   Ultra Electronics Holdings P.L.C.......................   297,938    7,644,166
   Vesuvius P.L.C......................................... 1,322,288    7,163,803
  #Volex P.L.C............................................   229,354      344,538
   Vp P.L.C...............................................   167,297      886,491
  *Wincanton P.L.C........................................   447,374      368,225
   WS Atkins P.L.C........................................   501,683    7,035,852
  #XP Power, Ltd..........................................    73,546    1,369,876
                                                                     ------------
Total Industrials.........................................            444,842,699
                                                                     ------------
Information Technology -- (8.1%)
   Acal P.L.C.............................................   104,729      344,009
   Anite P.L.C............................................ 1,253,216    2,385,479
   Aveva Group P.L.C......................................   231,856    8,003,346
   Computacenter P.L.C....................................   461,633    3,222,848
   CSR P.L.C..............................................   898,262    6,887,914
   Dialight P.L.C.........................................    72,616    1,464,047
   Diploma P.L.C..........................................   541,148    4,799,745
   Domino Printing Sciences P.L.C.........................   491,522    5,091,192
   E2V Technologies P.L.C.................................   420,206      777,483
   Electrocomponents P.L.C................................ 1,962,556    7,334,704
   Fidessa Group P.L.C....................................   141,061    3,935,000
  *Filtronic P.L.C........................................     4,262        4,246
   Halma P.L.C............................................ 1,567,406   12,201,858
  *Imagination Technologies Group P.L.C...................   593,482    3,932,084
  *Innovation Group P.L.C................................. 3,956,606    1,596,969
  *Kofax P.L.C............................................   326,933    1,627,078

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Information Technology -- (Continued)
   Laird P.L.C............................................ 1,260,795 $  4,255,148
   Micro Focus International P.L.C........................   614,580    6,397,597
   Moneysupermarket.com Group P.L.C.......................   583,122    1,818,332
   NCC Group P.L.C........................................   102,923      180,641
   Oxford Instruments P.L.C...............................   147,050    3,524,613
   Pace P.L.C............................................. 1,380,043    5,326,856
   Phoenix IT Group, Ltd..................................   204,614      477,474
   Premier Farnell P.L.C.................................. 1,583,115    5,204,786
  *PV Crystalox Solar P.L.C...............................   384,786       61,830
   Renishaw P.L.C.........................................   188,423    4,826,017
   RM P.L.C...............................................   363,499      419,193
   SDL P.L.C..............................................   347,207    1,963,643
   Sepura P.L.C...........................................    81,535      138,456
   Spectris P.L.C.........................................   521,339   17,113,401
   Spirent Communications P.L.C........................... 2,633,737    5,339,576
   Telecity Group P.L.C...................................   656,941    9,428,402
   TT electronics P.L.C...................................   696,887    1,805,230
   Vislink P.L.C..........................................   274,226      129,961
  *Wolfson Microelectronics P.L.C.........................   504,759    1,609,057
   Xaar P.L.C.............................................   252,655    1,967,292
   Xchanging P.L.C........................................ 1,132,966    2,356,973
                                                                     ------------
Total Information Technology..............................            137,952,480
                                                                     ------------
Materials -- (7.2%)
   African Barrick Gold P.L.C.............................   361,989      986,368
  *Alent P.L.C............................................ 1,218,370    6,415,392
   AZ Electronic Materials SA.............................   589,421    2,609,981
   British Polythene Industries P.L.C.....................   119,701    1,022,407
   Carclo P.L.C...........................................   201,804    1,284,872
  *Centamin P.L.C......................................... 3,531,782    2,291,184
   Croda International P.L.C..............................   442,133   17,044,012
   DS Smith P.L.C......................................... 4,492,720   16,322,747
   Elementis P.L.C........................................ 1,983,074    8,141,231
   Ferrexpo P.L.C.........................................   955,423    2,665,281
   Filtrona P.L.C.........................................   802,884    8,829,959
  *Gem Diamonds, Ltd......................................   431,630      874,859
   Hill & Smith Holdings P.L.C............................   427,877    2,851,017
   Hochschild Mining P.L.C................................   657,160    2,553,996
  *International Ferro Metals, Ltd........................   423,652       65,714
   Kazakhmys P.L.C........................................   165,953      902,034
 #*Lonmin P.L.C........................................... 1,749,063    7,336,667
   Marshalls P.L.C........................................   755,181    1,493,187
   Mondi P.L.C............................................ 1,136,556   15,104,239
  #New World Resources P.L.C. Class A.....................   133,089      320,854
  *Petra Diamonds, Ltd....................................   630,380    1,076,379
  #Petropavlovsk P.L.C....................................   673,092    1,525,167
   RPC Group P.L.C........................................   716,247    4,428,826
   Synthomer P.L.C........................................ 1,042,112    3,258,490
   Talvivaara Mining Co. P.L.C............................ 2,561,136      556,968
 #*Talvivaara Mining Co. P.L.C............................   426,856       93,411
   Vedanta Resources P.L.C................................   170,852    3,232,902
   Victrex P.L.C..........................................   340,523    8,495,645

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                             SHARES       VALUE++
                                                           ----------- --------------
Materials -- (Continued)
   Zotefoams P.L.C........................................      96,852 $      326,828
                                                                       --------------
Total Materials...........................................                122,110,617
                                                                       --------------
Telecommunication Services -- (2.3%)
   Cable & Wireless Communications P.L.C..................   8,366,126      5,507,761
  *Colt Group SA..........................................   1,320,349      2,359,733
   Inmarsat P.L.C.........................................   1,776,643     19,970,025
   Kcom Group P.L.C.......................................   2,643,350      3,476,726
   TalkTalk Telecom Group P.L.C...........................   1,891,534      7,372,120
                                                                       --------------
Total Telecommunication Services..........................                 38,686,365
                                                                       --------------
Utilities -- (2.3%)
   Dee Valley Group P.L.C.................................      12,109        263,340
   Drax Group P.L.C.......................................   1,866,554     17,814,212
   Pennon Group P.L.C.....................................   1,587,350     16,907,357
   Telecom Plus P.L.C.....................................     206,275      3,910,834
                                                                       --------------
Total Utilities...........................................                 38,895,743
                                                                       --------------
TOTAL COMMON STOCKS.......................................              1,652,213,061
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
   Mcbride PLC............................................  14,543,755         22,592

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)       VALUE+
                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@DFA Short Term Investment Fund........................   4,235,091     49,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $330,564 FNMA,
     rates ranging from 3.000% to 3.500%, maturities
     ranging from 09/01/32 to 08/01/42, valued at
     $337,850) to be repurchased at $331,226.............. $       331        331,225
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................                 49,331,225
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,263,123,007).......             $1,701,566,878
                                                                       ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (81.8%)
AUSTRIA -- (2.1%)
  *A-TEC Industries AG....................................  21,828 $        --
   Agrana Beteiligungs AG.................................  17,354   2,398,760
   Atrium European Real Estate, Ltd....................... 614,001   3,671,981
   Austria Email AG.......................................     715       8,569
   Austria Technologie & Systemtechnik AG.................  42,211     356,891
   BKS Bank AG............................................   3,120      72,360
   CA Immobilien Anlagen AG............................... 163,483   2,301,603
   DO & Co. AG............................................   5,554     276,669
  #EVN AG................................................. 158,279   2,136,881
  #Flughafen Wien AG......................................  46,033   2,851,767
   Frauenthal Holding AG..................................   4,212      46,290
 #*Intercell AG........................................... 254,689     537,148
   Josef Manner & Co. AG..................................     870      63,073
  #Kapsch TrafficCom AG...................................  22,171   1,088,362
  #Lenzing AG.............................................  51,434   4,257,750
  #Mayr Melnhof Karton AG.................................  45,831   4,932,561
   Oberbank AG............................................  37,973   2,415,430
  #Oesterreichische Post AG............................... 151,659   6,725,188
  #Palfinger AG...........................................  57,325   1,697,473
  #POLYTEC Holding AG.....................................  82,397     704,348
  #RHI AG................................................. 113,647   3,754,523
   Rosenbauer International AG............................  15,709   1,151,403
   S IMMO AG.............................................. 236,155   1,475,882
   Schoeller-Bleckmann Oilfield Equipment AG..............  52,807   5,165,349
  #Semperit AG Holding....................................  49,494   1,934,585
   Strabag SE............................................. 102,680   2,366,145
   Telekom Austria AG..................................... 114,258     783,764
   UBM Realitaetenentwicklung AG..........................   2,880      54,048
 #*Uniqa Versicherungen AG................................ 248,568   3,305,713
  #Wienerberger AG........................................ 525,167   6,473,355
  #Wolford AG.............................................  11,252     305,933
   Zumtobel AG............................................ 145,385   1,628,034
                                                                   -----------
TOTAL AUSTRIA.............................................          64,941,838
                                                                   -----------
BELGIUM -- (2.8%)
 #*Ablynx NV.............................................. 113,157     954,582
   Ackermans & van Haaren NV.............................. 118,073  10,045,836
  *AGFA-Gevaert NV........................................ 898,617   1,618,667
   Arseus NV..............................................  95,993   2,519,779
   Atenor Group...........................................   5,478     229,400
   Banque Nationale de Belgique...........................     965   3,500,434
   Barco NV...............................................  60,150   5,356,076
   Cie d'Entreprises CFE..................................  41,428   2,521,894
   Cie Immobiliere de Belgique SA.........................  12,030     498,182
   Cie Maritime Belge SA..................................  66,098   1,301,938
   Co.Br.Ha Societe Commerciale de Brasserie SA...........     115     246,798
   Compagnie du Bois Sauvage SA...........................      87          --
   D'ieteren SA........................................... 129,060   5,945,644
 #*Deceuninck NV.......................................... 322,928     574,229
  #Econocom Group......................................... 265,744   2,001,492

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
   Elia System Operator SA................................ 135,158 $ 5,958,157
 #*Euronav NV.............................................  88,337     354,098
   EVS Broadcast Equipment SA.............................  57,761   3,913,459
   Exmar NV............................................... 132,340   1,263,012
   Floridienne SA.........................................   2,033     233,338
 #*Galapagos NV...........................................  99,665   2,605,040
   Gimv NV................................................  13,215     679,921
   Hamon & CIE SA.........................................   4,508      83,196
  *Ion Beam Applications..................................  89,062     709,766
   Jensen-Group NV........................................  13,482     197,398
   Kinepolis Group NV.....................................  19,582   2,552,982
   Lotus Bakeries.........................................   1,361   1,164,012
   Melexis NV.............................................  93,665   1,903,743
   Mobistar SA............................................  86,524   2,062,918
  #NV Bekaert SA.......................................... 161,290   5,196,834
  #Nyrstar................................................ 742,718   3,625,529
 #*Picanol................................................  21,495     547,826
  *RealDolmen NV/SA (5529094).............................     120          20
  *RealDolmen NV/SA (B3M0622).............................   7,587     158,659
   Recticel SA............................................ 101,580     801,232
   Resilux................................................   4,095     346,181
  *RHJ International......................................   4,202      20,366
  *Rosier.................................................     655     172,210
   Roularta Media Group NV................................  10,229     184,732
   Sapec..................................................   3,377     233,870
  #Sioen Industries NV....................................  52,140     470,035
   Sipef SA...............................................  30,617   2,403,926
   Softimat SA............................................  22,765     107,609
  *TER Beke SA............................................   2,260     145,986
   Tessenderlo Chemie NV.................................. 125,636   3,552,054
 #*ThromboGenics NV....................................... 155,245   7,602,940
  *TiGenix NV............................................. 156,577     164,721
  #Van de Velde NV........................................  34,216   1,546,088
                                                                   -----------
TOTAL BELGIUM.............................................          88,276,809
                                                                   -----------
DENMARK -- (3.7%)
   ALK-Abello A.S.........................................  29,336   2,163,790
  *Alm Brand A.S.......................................... 484,611   1,747,076
   Amagerbanken A.S....................................... 647,900          --
  #Ambu A.S. Class B......................................  27,380     968,942
   Arkil Holding A.S. Class B.............................     504      48,067
  *Atlantic Petroleum P/F.................................   4,144     114,983
  *Auriga Industries Class B..............................  96,829   2,521,934
 #*Bang & Olufsen A.S..................................... 161,993   1,352,458
   BankNordik P/F.........................................     292       5,800
 #*Bavarian Nordic A.S.................................... 105,508   1,278,409
   BoConcept Holding A.S. Class B.........................   5,650     109,913
   Brodrene Hartmann A.S..................................  13,088     294,911
  #D/S Norden A.S......................................... 110,869   3,431,851
  *Dalhoff Larsen & Horneman A.S..........................     853         545
   Dfds A.S...............................................  18,568   1,145,856
   Djurslands Bank A.S....................................   8,970     253,370

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
DENMARK -- (Continued)
 #*East Asiatic Co., Ltd. A.S.............................  55,571 $    972,574
   FE Bording A.S.........................................     539       59,983
   FLSmidth & Co. A.S.....................................  87,409    5,094,477
   Fluegger A.S. Class B..................................   4,198      242,811
  *Genmab A.S............................................. 186,552    4,874,833
   GN Store Nord A.S...................................... 812,990   14,869,013
   GPV Industri A.S. Series B.............................   2,200           --
  *Greentech Energy Systems A.S...........................   8,355       13,721
   Gronlandsbanken AB.....................................   1,047      115,893
  *H+H International A.S. Class B.........................  21,395      105,721
   Harboes Bryggeri A.S. Class B..........................  12,252      166,613
  *Hojgaard Holdings A.S. Class B.........................   2,221       42,038
   IC Companys A.S........................................  35,278      707,931
   Incentive A.S..........................................   3,575           --
   Jeudan A.S.............................................   4,620      446,898
  *Jyske Bank A.S......................................... 252,239    9,827,073
   Lan & Spar Bank........................................   5,150      258,535
  *Lastas A.S. Class B....................................   5,633        5,224
   NKT Holding A.S........................................ 110,421    4,080,235
   Nordjyske Bank A.S.....................................  17,600      287,726
   Norresundby Bank A.S...................................   7,350      241,996
  *North Media A.S........................................  20,241       44,869
  #Pandora A.S............................................ 236,869    7,247,566
 #*Parken Sport & Entertainment A.S.......................  33,556      505,983
   PER Aarsleff A.S. Class B..............................   7,270      703,590
   Ringkjoebing Landbobank A.S............................  18,815    3,094,498
   Roblon A.S. Class B....................................   2,700       82,431
   Rockwool International A.S. Class B....................  30,614    4,051,393
  #Royal UNIBREW A.S......................................  45,850    4,152,857
   Schouw & Co............................................  74,017    2,451,184
   SimCorp A.S............................................  19,486    5,696,045
  #Solar A.S. Class B.....................................  22,896    1,149,831
  *Spar Nord Bank A.S..................................... 292,074    1,880,379
  *Sparekassen Faaborg A.S................................     566       11,618
  *Sydbank A.S............................................ 317,330    7,239,885
   Tivoli A.S.............................................     969      515,882
 #*TK Development A.S..................................... 153,640      255,306
  *Topdanmark A.S......................................... 533,860   13,704,522
  *TopoTarget A.S......................................... 332,263      169,083
 #*Topsil Semiconductor Matls............................. 194,350       13,377
  *Torm A.S............................................... 116,264       15,037
   United International Enterprises.......................   8,918    1,552,050
 #*Vestas Wind Systems A.S................................ 632,248    5,500,570
  *Vestjysk Bank A.S......................................  29,541       43,098
 #*Zealand Pharma A.S.....................................  32,819      451,040
                                                                   ------------
TOTAL DENMARK.............................................          118,383,294
                                                                   ------------
FINLAND -- (5.5%)
   Ahlstrom Oyj...........................................  41,287      626,023
  #Aktia Oyj Class A......................................  19,256      164,926
  #Alma Media Oyj......................................... 277,852    1,258,652
   Amer Sports Oyj........................................ 509,189    8,675,633

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
FINLAND -- (Continued)
   Aspo Oyj...............................................    83,192 $   613,446
  #Atria P.L.C............................................    30,472     260,995
   Bank of Aland P.L.C. Class B...........................    22,078     223,992
   BasWare Oyj............................................    34,550     887,657
 #*Biotie Therapies Oyj...................................   955,389     452,967
  #Cargotec Oyj...........................................   146,894   4,385,618
   Citycon Oyj............................................ 1,334,997   4,332,317
  *Componenta Oyj.........................................    34,813      71,485
  *Comptel Oyj............................................   337,600     191,077
   Cramo Oyj..............................................   148,755   1,963,721
   Digia P.L.C............................................    48,912     191,640
  *Efore Oyj..............................................    60,233      55,609
   Elcoteq SE.............................................     3,041          --
   Elektrobit Corp........................................    40,268      44,487
  #Elisa Oyj..............................................   517,952   9,824,490
   eQ P.L.C...............................................    62,919     176,125
   Etteplan Oyj...........................................    57,413     237,841
   F-Secure Oyj...........................................   463,536     978,683
   Finnair Oyj............................................   328,467   1,081,562
  *Finnlines Oyj..........................................   124,906   1,142,910
   Fiskars Oyj Abp........................................   188,387   4,195,053
  *GeoSentric Oyj.........................................   244,900          --
  #HKScan Oyj Class A.....................................   115,611     559,390
  #Huhtamaki Oyj..........................................   451,936   8,471,758
   Ilkka-Yhtyma Oyj.......................................    61,503     251,664
   Kemira Oyj.............................................   466,855   7,068,619
  #Kesko Oyj Class B......................................   271,416   8,149,102
  #Konecranes Oyj.........................................   245,559   8,930,350
   Lannen Tehtaat Oyj.....................................    19,402     415,510
   Lassila & Tikanoja Oyj.................................   138,134   2,446,259
   Lemminkainen Oyj.......................................    25,050     498,567
  #Metsa Board Oyj........................................ 1,549,706   4,824,995
  *Neo Industrial Oyj.....................................     2,630       1,841
  #Neste Oil Oyj..........................................   530,571   8,285,295
   Okmetic Oyj............................................    59,222     345,589
  #Olvi Oyj Class A.......................................    64,071   1,887,413
   Oriola-KD Oyj Class A..................................     5,045      15,944
   Oriola-KD Oyj Class B..................................   470,543   1,450,195
   Orion Oyj Class A......................................   130,940   3,743,922
  #Orion Oyj Class B......................................   384,369  11,045,908
 #*Outokumpu Oyj.......................................... 4,209,557   2,940,010
  #Outotec Oyj............................................   697,608  10,205,942
   PKC Group Oyj..........................................    77,339   1,904,039
   Pohjola Bank P.L.C. Class A............................   156,556   2,665,092
   Ponsse Oy..............................................    25,697     201,221
  *Poyry Oyj..............................................   190,749   1,118,298
   Raisio P.L.C. Class V..................................   541,284   2,316,741
   Ramirent Oyj...........................................   316,716   3,141,859
   Rapala VMC Oyj.........................................   113,258     695,451
  #Rautaruukki Oyj........................................   439,221   2,841,401
  *Ruukki Group Oyj.......................................   604,909     325,213
   Saga Furs Oyj..........................................    11,324     357,494

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- ------------
FINLAND -- (Continued)
  #Sanoma Oyj.............................................    335,250 $  2,751,778
   Scanfil P.L.C..........................................     93,619      107,457
   Sievi Capital P.L.C....................................    123,479      165,967
   SRV Group P.L.C........................................      7,277       30,650
   Stockmann Oyj Abp (5462371)............................     43,914      675,536
  #Stockmann Oyj Abp (5462393)............................    133,517    1,935,921
  *Stonesoft Oyj..........................................    163,959      420,201
   Technopolis Oyj........................................    306,261    1,645,893
   Teleste Oyj............................................     53,559      292,130
  #Tieto Oyj..............................................    293,073    6,285,687
  #Tikkurila Oyj..........................................    170,840    3,669,744
  #Uponor Oyj.............................................    242,805    3,596,973
   Vacon P.L.C............................................     45,973    3,159,654
   Vaisala Oyj Class A....................................     40,640    1,106,371
  *Viking Line Abp........................................     10,366      240,613
   YIT Oyj................................................    483,134    9,146,360
                                                                      ------------
TOTAL FINLAND.............................................             174,372,926
                                                                      ------------
FRANCE -- (8.9%)
   ABC Arbitrage..........................................     22,399      128,656
 #*Air France-KLM.........................................    722,730    7,320,720
   Akka Technologies SA...................................      8,947      292,562
 #*Alcatel-Lucent......................................... 11,358,071   15,642,960
   Ales Groupe............................................     24,287      387,553
   Altamir Amboise........................................     81,618      960,298
   Alten SA...............................................     88,088    3,178,578
 #*Altran Technologies SA.................................    676,432    5,325,209
  #April..................................................     76,740    1,237,800
 #*Archos.................................................     66,319      224,027
   Arkema SA..............................................      6,983      654,641
   Assystem...............................................     65,144    1,385,198
  *Atari SA...............................................     68,443           --
   Aubay..................................................     10,285       75,422
  #Audika Groupe..........................................     22,298      226,055
   Aurea SA...............................................      3,637       19,720
   Axway Software SA......................................     27,245      570,026
 #*Beneteau SA............................................    179,820    1,882,903
 #*Bigben Interactive.....................................     19,025      179,156
  *BioAlliance Pharma SA..................................     11,507       63,684
   Boiron SA..............................................     29,446    1,667,539
   Bonduelle S.C.A........................................     72,556    1,849,909
   Bongrain SA............................................     34,266    2,321,851
   Bourbon SA.............................................    196,419    5,363,488
  *Boursorama.............................................     72,317      577,164
 #*Bull...................................................    389,776    1,248,911
  #Burelle SA.............................................      3,866    1,683,732
   Catering International Services........................      4,111      129,849
  *Cegedim SA.............................................     17,230      496,273
   Cegid Group............................................     19,931      405,623
  #Cie des Alpes..........................................      9,250      185,331
   Cie Industrielle et Financiere D'Entreprises...........      1,200       93,248
  #Ciments Francais SA....................................     10,266      560,711

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
FRANCE -- (Continued)
  *Club Mediterranee SA...................................   103,522 $1,759,456
  *Derichebourg SA........................................   548,515  2,225,925
   Devoteam SA............................................    27,431    336,999
  #Eiffage SA.............................................   169,719  7,526,736
  #Electricite de Strasbourg..............................    21,886  2,689,748
   Eramet.................................................     4,977    534,151
   Esso SA Francaise......................................    11,173    700,213
   Etablissements Maurel et Prom..........................   416,819  7,103,815
  *Etam Developpement SA..................................     2,601     63,027
   Euler Hermes SA........................................    52,633  5,032,879
  *Euro Disney SCA........................................   130,437    835,345
   Eurofins Scientific....................................    27,293  5,932,218
   Exel Industries Class A................................    10,680    506,712
   Faiveley Transport SA..................................    33,880  2,046,612
  #Faurecia...............................................   189,288  3,528,109
  *Fimalac................................................    31,490  1,683,590
   Fleury Michon SA.......................................     4,694    273,130
  *GameLoft SE............................................   233,869  1,570,938
   Gaumont SA.............................................    13,980    682,089
  #GEA....................................................     2,067    241,471
 #*GECI International.....................................    59,392    140,007
   Gevelot SA.............................................     3,584    188,644
   GFI Informatique SA....................................   180,760    770,980
   GL Events..............................................    47,335    996,643
   Groupe Crit............................................    24,255    477,755
   Groupe Flo.............................................    29,358    109,432
  *Groupe Gorge...........................................     4,145     31,491
   Groupe Open............................................    27,590    214,118
  *Groupe Partouche SA....................................    61,786     70,864
  #Groupe Steria SCA......................................   133,022  1,966,757
   Guerbet................................................     6,577    857,017
 #*Haulotte Group SA......................................    65,672    552,367
   Havas SA............................................... 1,227,134  7,490,167
 #*Hi-Media SA............................................   134,290    313,348
  #Ingenico...............................................    95,463  6,413,126
  #Interparfums SA........................................    17,577    560,451
   Ipsen SA...............................................    91,909  3,289,129
   IPSOS..................................................   158,455  5,314,313
   Jacquet Metal Service..................................    53,322    612,360
   Korian.................................................    11,908    259,880
   L.D.C. SA..............................................        19      2,364
   Lanson-BCC.............................................     7,266    315,849
   Laurent-Perrier........................................    12,675  1,026,869
   Lectra.................................................    90,299    565,680
  #LISI...................................................    17,149  1,930,408
   Maisons France Confort.................................    15,380    445,920
  #Manitou BF SA..........................................    48,911    702,457
   Manutan International..................................    14,553    545,182
  *Maurel & Prom Nigeria SA...............................   148,190    689,481
   Medica SA..............................................   175,580  3,251,723
   Mersen.................................................    70,824  1,638,506
   Metropole Television SA................................   228,155  3,822,888

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
FRANCE -- (Continued)
   MGI Coutier............................................   2,753 $   167,813
   Montupet...............................................  21,029     401,057
   Mr Bricolage...........................................  30,731     371,017
   Naturex................................................  21,344   1,656,762
  #Neopost SA............................................. 156,473  10,314,370
  #Nexans SA.............................................. 131,823   6,057,289
   Nexity SA.............................................. 103,501   3,725,056
   NextRadioTV............................................   8,631     151,288
  *NicOx SA...............................................  36,428     124,977
   Norbert Dentressangle SA...............................  20,989   1,629,914
   NRJ Group..............................................  71,242     538,355
   Oeneo.................................................. 167,331     601,601
  *Orco Property Group....................................  12,502      38,368
   Orpea.................................................. 124,254   5,403,672
   Osiatis SA.............................................  12,092     141,006
 #*PagesJaunes Groupe..................................... 630,719   1,332,065
  *Parrot SA..............................................  38,572     988,826
 #*Peugeot SA............................................. 895,246   7,166,803
  #Pierre & Vacances SA...................................  19,346     365,099
  #Plastic Omnium SA...................................... 107,827   5,269,119
   Plastivaloire..........................................   4,552      67,999
  *PSB Industries SA......................................   8,438     266,153
   Rallye SA.............................................. 105,816   4,189,739
  *Recylex SA.............................................  83,164     323,172
   Remy Cointreau SA......................................  14,391   1,675,255
  *Robertet SA............................................   3,167     592,012
   Rougier SA.............................................   1,839      58,609
   Rubis SCA.............................................. 135,632   8,722,338
  *SA d'Explosifs et Produits Chimiques...................     328      75,189
  #Sa des Ciments Vicat...................................  50,299   2,982,882
  *Sabeton SA.............................................  10,606     178,965
   Saft Groupe SA......................................... 120,447   2,963,914
   Samse SA...............................................   8,342     696,826
   Sartorius Stedim Biotech...............................   8,502   1,204,710
   SEB SA.................................................   7,173     520,097
  #Seche Environnement SA.................................   8,041     319,168
   Sechilienne-Sidec......................................  87,492   1,614,034
   Securidev SA...........................................   2,500      97,932
 #*Sequana SA.............................................  44,019     326,166
   Soc Mar Tunnel Prado Car...............................   1,758      59,326
   Societe BIC SA.........................................  18,281   1,949,500
   Societe d'Edition de Canal +........................... 271,472   1,901,470
   Societe des Bains de Mer et du Cercle des Etrangers a
     Monaco...............................................  46,150   2,013,686
   Societe Internationale de Plantations d'Heveas SA......   7,636     612,460
   Societe pour l'Informatique Industrielle...............  40,908     271,737
  #Societe Television Francaise 1......................... 567,362   5,994,511
 #*SOITEC................................................. 564,392   2,044,923
  #Somfy SA...............................................  21,738   4,802,047
   Sopra Group SA.........................................  22,982   1,768,885
  *Spir Communication.....................................   4,687      62,882
  *ST Dupont SA........................................... 217,902      94,671
   Stallergenes SA........................................  14,269     917,653

                                      83

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
 #*Ste Industrielle d'Aviation Latecoere SA...............  27,234 $    287,953
   Stef...................................................  29,121    1,522,169
   Store Electronic.......................................   8,638      120,651
   Sword Group............................................  30,562      486,322
   Synergie SA............................................  60,624      674,814
  *Technicolor SA......................................... 412,757    1,720,343
   Teleperformance........................................ 256,661   11,287,556
   Tessi SA...............................................   6,662      748,454
 #*Theolia SA............................................. 281,335      493,060
   Thermador Groupe.......................................   7,067      533,031
   Tonnellerie Francois Freres............................   5,013      301,186
   Total Gabon............................................   1,029      630,731
   Touax SA...............................................   4,657      106,970
  *Transgene SA...........................................  22,613      269,213
  *Trigano SA.............................................  34,469      436,055
  *UBISOFT Entertainment.................................. 459,542    5,134,349
   Union Financiere de France BQE SA......................  16,828      369,930
   Valeo SA...............................................  52,888    3,076,715
   Vetoquinol SA..........................................   5,993      211,495
   Viel et Co............................................. 158,130      493,694
  #Vilmorin & Cie.........................................  22,432    2,869,259
   Virbac SA..............................................  17,539    3,579,323
  *Vivalis SA.............................................  14,035       95,768
   VM Materiaux SA........................................   6,914      134,199
   Vranken-Pommery Monopole SA............................  18,881      509,807
                                                                   ------------
TOTAL FRANCE..............................................          279,084,551
                                                                   ------------
GERMANY -- (12.0%)
   A.S. Creation Tapeten..................................   7,109      417,006
  *AAP Implantate AG......................................  25,576       48,779
  *Aareal Bank AG......................................... 423,110   10,197,280
 #*Adler Modemaerkte AG...................................  16,201      138,036
  *ADVA Optical Networking SE............................. 169,035      813,715
   Agrob Immobilien AG....................................   4,300       62,302
 #*Air Berlin P.L.C....................................... 196,720      584,115
  #Aixtron SE NA.......................................... 401,333    5,753,039
   Alba SE................................................  21,642    1,809,110
  *Aligna AG.............................................. 318,087           --
   Allgeier SE............................................  23,056      369,346
   Amadeus Fire AG........................................  19,731    1,175,201
   Analytik Jena AG.......................................     597        8,655
  #Asian Bamboo AG........................................  29,133       98,679
   Atoss Software AG......................................     303       11,558
   Aurubis AG............................................. 153,470    9,681,970
   Baader Bank AG.........................................  88,426      220,150
   Balda AG............................................... 127,634      725,523
  #Bauer AG...............................................  40,824    1,171,412
   BayWa AG (5838057).....................................  50,821    2,561,507
   BayWa AG (5838068).....................................     124        6,798
   Bechtle AG.............................................  66,151    2,933,228
   Bertrandt AG...........................................  23,001    2,649,949
  *Beta Systems Software AG...............................   8,020       20,604

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
GERMANY -- (Continued)
  #Bijou Brigitte AG......................................    14,685 $ 1,469,299
   Bilfinger SE...........................................    23,631   2,371,824
   Biotest AG.............................................    20,784   1,618,827
  *BKN International AG...................................    33,408         132
   Borussia Dortmund GmbH & Co. KGaA......................   241,558   1,042,712
   CANCOM SE..............................................    45,731     999,857
   Carl Zeiss Meditec AG..................................   121,714   3,730,989
   CAT Oil AG.............................................    63,195     712,599
   Celesio AG.............................................   277,721   5,499,140
  #CENIT AG...............................................    35,810     436,289
   CENTROTEC Sustainable AG...............................    42,634     884,211
   Cewe Color Holding AG..................................    19,271     840,384
  *Colonia Real Estate AG.................................    16,334      97,969
   Comdirect Bank AG......................................   152,923   1,621,458
   CompuGroup Medical AG..................................    50,958   1,174,773
  *Conergy AG.............................................   124,142      55,969
  *Constantin Medien AG...................................   359,780     733,923
  *COR&FJA AG.............................................       217         243
   CropEnergies AG........................................    96,085     741,055
   CTS Eventim AG.........................................   106,100   4,101,679
   DAB Bank AG............................................   130,043     631,863
   Data Modul AG..........................................    11,455     249,411
  #Delticom AG............................................    15,867     780,449
   Deufol SE..............................................   112,955     122,085
   Deutsche Beteiligungs AG...............................    29,148     708,377
   Deutsche Wohnen AG.....................................   700,454  12,352,943
 #*Deutz AG...............................................   408,989   2,216,626
  *Dialog Semiconductor P.L.C.............................   221,152   2,634,423
   DIC Asset AG...........................................    13,115     147,534
   Dierig Holding AG......................................     9,408     110,132
   Dr Hoenle AG...........................................    21,610     322,773
   Draegerwerk AG & Co. KGaA..............................     4,270     454,885
   Drillisch AG...........................................   196,227   3,970,897
   Duerr AG...............................................    47,291   5,390,471
   DVB Bank SE............................................   173,470   5,482,219
   Eckert & Ziegler AG....................................    16,458     621,759
   Elmos Semiconductor AG.................................    40,780     424,553
   ElringKlinger AG.......................................   123,227   4,029,936
   Erlus AG...............................................     2,970     144,723
  #Euromicron AG..........................................    29,652     593,848
   Euwax AG...............................................     9,680     745,552
 #*Evotec AG.............................................. 1,165,338   4,185,310
   Fielmann AG............................................    32,343   3,121,285
 #*First Sensor AG........................................    18,636     189,335
 #*Francotyp-Postalia Holding AG Class A..................     8,979      30,243
  #Freenet AG.............................................   416,629  10,387,704
   Fuchs Petrolub AG......................................   112,887   8,602,448
  *GAGFAH SA..............................................   281,532   3,637,205
   GBW AG.................................................    28,417     783,284
   Gerresheimer AG........................................   133,552   7,630,926
  #Gerry Weber International AG...........................    89,108   3,913,860
   Gesco AG...............................................    13,727   1,455,029

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
GERMANY -- (Continued)
   GFK SE.................................................  72,083 $4,112,956
   GFT Technologies AG....................................  66,050    307,489
 #*Gigaset AG............................................. 175,782    216,584
  #Gildemeister AG........................................ 215,412  4,871,106
   Grammer AG.............................................  54,901  1,745,637
   Grenkeleasing AG.......................................  32,703  2,623,734
   GSW Immobilien AG...................................... 164,209  6,593,576
   H&R AG.................................................  50,783    617,986
   Hamborner REIT AG......................................  22,740    222,028
   Hamburger Hafen und Logistik AG........................  78,568  1,691,637
  #Hansa Group AG......................................... 146,815    617,714
  #Hawesko Holding AG.....................................  19,480  1,071,589
 #*Heidelberger Druckmaschinen AG......................... 945,991  2,079,354
   Highlight Communications AG............................  98,062    543,348
 #*Homag Group AG.........................................  20,574    387,529
   Hornbach Baumarkt AG...................................     131      4,288
   Indus Holding AG.......................................  97,175  3,197,425
   Init Innovation In Traffic Systems AG..................  23,949    766,452
  *Intershop Communications AG............................  62,598    136,074
   Isra Vision AG.........................................  13,582    595,530
 #*IVG Immobilien AG...................................... 400,498    337,776
   Jenoptik AG............................................ 185,979  2,137,583
 #*Joyou AG...............................................   5,945     85,401
  *Kampa AG...............................................   7,101        326
  *Kloeckner & Co. SE..................................... 481,937  5,833,686
  *Koenig & Bauer AG......................................  14,426    348,368
   Kontron AG............................................. 226,154  1,228,134
  #Krones AG..............................................  72,618  5,058,114
   KSB AG.................................................   3,584  2,228,625
 #*KUKA AG................................................ 102,786  4,653,569
   KWS Saat AG............................................  17,224  6,473,866
   Leifheit AG............................................  12,500    497,480
  #Leoni AG............................................... 146,239  6,615,278
  *Loewe AG...............................................  16,941     50,176
   LPKF Laser & Electronics AG............................  37,781    996,625
 #*Manz AG................................................   8,720    298,339
  *MasterFlex SE..........................................  19,347    128,324
   Maxdata Computer AG....................................  94,120         --
  *Mediclin AG............................................ 119,554    625,760
  *Medigene AG............................................  95,039     98,952
   MLP AG................................................. 216,957  1,541,328
  #Mobotix AG.............................................  13,494    271,318
  *Mologen AG.............................................  22,882    421,768
  *Morphosys AG...........................................  70,908  3,224,685
   MTU Aero Engines Holding AG............................     198     18,756
  #Muehlbauer Holding AG & Co. KGaA.......................  14,905    412,792
  #MVV Energie AG......................................... 114,055  3,372,907
  #Nemetschek AG..........................................  24,668  1,492,401
   Nexus AG...............................................  42,453    506,640
 #*Nordex SE.............................................. 249,804  1,882,244
   NORMA Group AG.........................................  98,228  3,469,637
   OHB AG.................................................  35,659    767,919

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
  *Oldenburgische Landesbank AG...........................   3,934 $   124,459
   P&I Personal & Informatik AG...........................  17,863     795,921
  *Patrizia Immobilien AG................................. 134,894   1,368,648
   Pfeiffer Vacuum Technology AG..........................  40,356   4,910,903
   PNE Wind AG............................................ 204,104     726,667
   Powerland AG...........................................   4,118      26,972
 #*Praktiker AG........................................... 481,177     702,645
   Progress-Werk Oberkirch AG.............................   7,812     349,982
   PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie..............................  27,573     577,959
  *Pulsion Medical Systems SE.............................   3,800      76,976
   PVA TePla AG...........................................  46,019     126,392
   QSC AG................................................. 413,146   1,334,922
  #R Stahl AG.............................................  14,410     673,615
   Rational AG............................................  15,420   4,787,081
   REALTECH AG............................................   6,625      44,886
   Rheinmetall AG......................................... 171,909   8,163,155
   Rhoen Klinikum AG...................................... 449,257   9,591,339
  #RIB Software AG........................................  29,119     152,146
  *S&T AG.................................................   8,181      22,716
  *SAF-Holland SA......................................... 205,387   1,711,676
  #Salzgitter AG.......................................... 169,114   6,656,533
  #Schaltbau Holding AG...................................  19,503     962,750
  *Sedo Holding AG........................................  58,798     162,611
   Sektkellerei Schloss Wachenheim AG.....................   7,479      86,099
   SER Systems AG.........................................   9,400          --
  #SGL Carbon SE.......................................... 229,387   7,845,447
   SHW AG.................................................   8,466     385,114
 #*Singulus Technologies AG............................... 236,814     394,102
   Sinner AG..............................................   2,660      51,336
   Sixt AG................................................  81,198   1,763,112
   SKW Stahl-Metallurgie Holding AG.......................  24,164     398,484
  *Sky Deutschland AG..................................... 643,887   3,694,348
  *SM Wirtschaftsberatung AG..............................  13,235      94,531
  #SMA Solar Technology AG................................  36,106     897,189
   SMT Scharf AG..........................................  16,182     509,758
  #Software AG............................................ 286,671  10,046,537
  #Solarworld AG.......................................... 336,956     311,384
   Stada Arzneimittel AG.................................. 256,735  10,411,937
   STINAG Stuttgart Invest AG.............................  35,003     806,055
   Stoehr & Co. AG........................................   6,000      12,639
   STRATEC Biomedical AG..................................   2,335     105,311
 #*Stroeer Media AG.......................................  80,834     778,736
 #*Suss Microtec AG.......................................  92,598   1,062,223
   Symrise AG............................................. 217,690   9,304,894
   Syzygy AG..............................................  30,656     173,649
  #TAG Immobilien AG...................................... 455,809   5,526,621
   Takkt AG............................................... 126,507   2,112,542
 #*Technotrans............................................  17,139     185,348
   Telegate AG............................................  18,072     194,325
  *Tipp24 SE..............................................  18,993   1,103,838
  #Tom Tailor Holding AG..................................  77,969   1,662,517
  #Tomorrow Focus AG...................................... 113,715     627,093

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
GERMANY -- (Continued)
  *TUI AG.................................................   620,631 $  6,590,656
   UMS United Medical Systems International AG............     3,304       45,182
   UmweltBank AG..........................................    11,511      557,648
 #*VBH Holding AG.........................................     9,415       32,907
 #*Verbio AG..............................................    52,498       71,846
  #Vossloh AG.............................................    37,975    4,153,187
   VTG AG.................................................    42,016      786,720
  #Wacker Chemie AG.......................................     2,278      174,345
   Wacker Neuson SE.......................................    65,589      964,311
  *Washtec AG.............................................     5,625       78,870
   Wincor Nixdorf AG......................................   126,379    6,665,862
   Wirecard AG............................................   290,560    7,810,599
   Wuerttembergische Lebensversicherung AG................    16,944      346,756
  #XING AG................................................    11,101      567,619
  *zooplus AG.............................................     4,975      274,509
                                                                     ------------
TOTAL GERMANY.............................................            376,861,335
                                                                     ------------
GREECE -- (1.8%)
  *Aegean Airlines SA.....................................     5,746       18,104
   Alfa Alfa Energy S.A...................................     3,810           --
  *Alpha Bank AE..........................................   674,977      861,690
   Alysida S.A............................................     2,376           --
  *Anek Lines SA..........................................   494,192       67,686
  *Astir Palace Hotel SA..................................    93,886      481,001
  *Athens Medical Center SA...............................    59,747       57,052
   Athens Water Supply & Sewage Co. SA (The)..............   116,677      875,659
   Atlantic Supermarkets S.A..............................    34,730           --
   Autohellas SA..........................................    59,308      148,629
  *Babis Vovos International Construction SA..............    21,073           --
   Balafas S.A............................................    15,200           --
  *Bank of Cyprus P.L.C................................... 4,342,301           --
   Bank of Greece.........................................   133,571    2,370,725
  *Daios Plastics SA......................................    15,477       97,478
  *Diagnostic & Therapeutic Center of Athens Hygeia SA....    85,353       50,079
  *Elastron S.A...........................................    49,724       46,380
  *Elektroniki Athinon SA.................................     7,497        4,739
  *Ellaktor SA............................................   544,614    1,486,286
  *Eltrak SA..............................................    29,370       54,123
  *Elval - Hellenic Aluminium Industry SA.................    28,590       75,386
   Etma Rayon S.A.........................................    11,242           --
  *Euromedica SA..........................................    22,826       13,339
   European Reliance General Insurance Co. SA.............    40,776       67,592
  *Folli Follie Group.....................................   150,049    3,148,070
  *Forthnet SA............................................     1,748          847
  *Fourlis Holdings SA....................................   146,787      402,508
  *Frigoglass SA..........................................   115,348      767,732
  *GEK Terna Holding Real Estate Construction SA..........   296,155      795,035
  *Halcor SA..............................................   142,942      155,569
   Hellenic Exchanges SA Holding Clearing Settlement and
     Registry.............................................   296,505    1,988,931
   Hellenic Petroleum SA..................................   326,121    3,607,610
  *Hellenic Telecommunications Organization SA............   707,121    6,172,720
  *Iaso SA................................................   206,042      304,556

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
GREECE -- (Continued)
   Informatics S.A........................................     3,778 $        --
  *Intracom Holdings SA...................................   247,375     162,598
   Intralot SA-Integrated Lottery Systems & Services......   551,157   1,513,628
  *Ionian Hotel Enterprises AE............................     9,390     130,463
   Ipirotiki Software & Publications S.A..................    22,110          --
   JUMBO SA...............................................   400,965   3,787,549
  *Lamda Development SA...................................       905       5,947
   Lan-Net S.A............................................    12,688          --
  *Loulis Mills SA........................................    14,737      47,355
  *Marfin Investment Group Holdings SA.................... 2,380,237   1,048,548
   Metka SA...............................................   101,638   1,544,183
  *Michaniki SA...........................................   155,442      33,179
   Motor Oil Hellas Corinth Refineries SA.................   246,966   2,737,637
  *Mytilineos Holdings SA.................................   367,558   2,289,781
  *National Bank of Greece SA............................. 1,907,273   1,640,074
  *Neorion Holdings SA....................................    14,991       2,468
   OPAP SA................................................   168,712   1,663,086
  *Piraeus Bank SA........................................ 4,777,477   1,341,057
   Piraeus Port Authority.................................    21,267     534,876
   Promota Hellas S.A.....................................     8,860          --
  *Proton Bank SA.........................................   141,214          --
  *Public Power Corp. SA..................................   528,487   5,136,126
  *Real Estate Development & Services SA..................    49,939      40,561
   S&B Industrial Minerals SA.............................    68,336     522,922
  *Sarantis SA............................................    74,884     448,046
  *Sidenor Steel Products Manufacturing Co. SA............    79,509     162,005
  *T Bank SA..............................................   228,007          --
  *Technical Olympic SA...................................     2,237       5,412
   Terna Energy SA........................................   144,697     642,131
   Themeliodomi S.A.......................................    37,422          --
   Thessaloniki Port Authority SA.........................     6,936     210,584
   Thessaloniki Water Supply & Sewage Co. SA..............    15,807     122,383
  *Thrace Plastics Co. SA.................................    33,856      62,052
  *Titan Cement Co. SA....................................   203,501   3,793,397
  *TT Hellenic Postbank SA................................   695,353     153,845
  *Viohalco Hellenic Copper and Aluminum Industry SA......   603,593   3,705,251
                                                                     -----------
TOTAL GREECE..............................................            57,606,670
                                                                     -----------
IRELAND -- (2.6%)
   Aer Lingus Group P.L.C.................................   752,359   1,367,158
  *Aminex P.L.C...........................................   496,086      33,319
   C&C Group P.L.C. (B010DT8).............................   399,607   2,500,622
   C&C Group P.L.C. (B011Y09)............................. 1,014,594   6,302,654
   DCC P.L.C. (0242493)...................................   308,989  11,304,049
   DCC P.L.C. (4189477)...................................    19,143     700,228
   Dragon Oil P.L.C.......................................   967,071   9,394,702
  *Elan Corp. P.L.C.......................................     1,622      18,775
   FBD Holdings P.L.C.....................................   125,728   2,036,826
   Fyffes P.L.C...........................................   140,808     129,286
   Glanbia P.L.C. (4058629)...............................    69,229     927,463
   Glanbia P.L.C. (0066950)...............................   700,613   9,380,303
   Grafton Group P.L.C....................................   627,138   4,370,640

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
IRELAND -- (Continued)
   IFG Group P.L.C........................................   271,865 $   500,053
   Irish Continental Group P.L.C. (3333651)...............    23,420     641,518
   Irish Continental Group P.L.C. (3339455)...............     7,133     194,252
  *Kenmare Resources P.L.C................................ 4,546,361   1,888,387
   Kingspan Group P.L.C...................................   469,981   5,673,527
   McInerney Holdings P.L.C...............................   697,135          --
   Paddy Power P.L.C. (0258810)...........................   180,573  15,178,816
   Paddy Power P.L.C. (4828974)...........................     3,185     268,297
  *Providence Resources P.L.C.............................     1,269      12,176
   Smurfit Kappa Group P.L.C..............................   531,098   7,896,328
                                                                     -----------
TOTAL IRELAND.............................................            80,719,379
                                                                     -----------
ISRAEL -- (2.5%)
  *Africa Israel Investments, Ltd.........................   336,848     817,552
  *Africa Israel Properties, Ltd..........................    52,021     616,153
   Africa Israel Residences, Ltd..........................       594       7,922
  *Airport City, Ltd......................................   124,494     764,022
  *AL-ROV Israel, Ltd.....................................    16,940     473,517
  *Allot Communications, Ltd..............................    19,348     223,339
  *Alon Holdings Blue Square Israel, Ltd..................    47,407     178,890
  *Alrov Properties and Lodgings, Ltd.....................     8,323     189,726
  *Alvarion, Ltd..........................................     5,161      15,596
   Amot Investments, Ltd..................................   224,191     633,548
  *AudioCodes, Ltd........................................   159,083     631,937
   Avgol Industries 1953, Ltd.............................   399,971     396,156
  *Azorim-Investment Development & Construction Co., Ltd..   220,571     229,531
   Babylon, Ltd...........................................   134,822     810,895
   Bayside Land Corp......................................     2,648     593,995
   Big Shopping Centers 2004, Ltd.........................     4,465     147,179
  *Biocell, Ltd...........................................    16,731     128,845
  *BioLine RX, Ltd........................................   596,298     110,516
   Blue Square Real Estate, Ltd...........................     3,962     118,694
   Cellcom Israel, Ltd....................................   150,353   1,457,413
  *Ceragon Networks, Ltd..................................    71,706     278,782
  *Clal Biotechnology Industries, Ltd.....................   146,663     315,653
   Clal Industries, Ltd...................................   302,935   1,203,830
   Clal Insurance Enterprises Holdings, Ltd...............    88,026   1,461,681
  *Compugen, Ltd..........................................    54,375     321,463
   Delek Automotive Systems, Ltd..........................   141,827   1,522,542
   Delek Group, Ltd.......................................     1,085     286,063
   Delta-Galil Industries, Ltd............................    41,306     606,732
   Direct Insurance Financial Investments, Ltd............    35,764     124,626
   DS Apex Holdings, Ltd..................................    38,130     138,812
  *El Al Israel Airlines..................................    77,144      12,717
  *Elbit Imaging, Ltd.....................................    52,672     116,338
   Elbit Systems, Ltd.....................................   112,767   4,707,048
   Electra, Ltd...........................................     7,074     869,217
   Elron Electronic Industries, Ltd.......................    60,778     330,631
  *Equital, Ltd...........................................       630       7,372
  *Evogene, Ltd...........................................   108,984     601,633
  *EZchip Semiconductor, Ltd..............................   106,730   2,419,286
  *First International Bank Of Israel, Ltd................    98,118   1,430,518

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
ISRAEL -- (Continued)
   FMS Enterprises Migun, Ltd.............................    10,300 $   121,302
  *Formula Systems 1985, Ltd..............................    36,549     767,918
   Frutarom Industries, Ltd...............................   172,711   2,552,841
  *Gilat Satellite Networks, Ltd..........................    98,619     556,946
  *Given Imaging, Ltd.....................................    53,650     851,479
   Golf & Co., Ltd........................................    57,649     168,982
  *Hadera Paper, Ltd......................................    10,176     590,607
   Harel Insurance Investments & Financial Services, Ltd..    46,499   2,315,873
   Industrial Buildings Corp..............................   347,656     522,916
  *Israel Discount Bank, Ltd. Class A..................... 2,992,865   5,031,593
   Israel Land Development Co., Ltd. (The)................    22,615      85,153
   Ituran Location and Control, Ltd.......................    84,441   1,359,545
  *Jerusalem Oil Exploration..............................    39,274   1,029,118
  *Kamada, Ltd............................................   116,979   1,338,139
  *Kardan Yazamut.........................................    45,763       2,911
   Kerur Holdings, Ltd....................................     2,133      28,775
   Maabarot Products, Ltd.................................    21,999     224,204
   Magic Software Enterprises, Ltd........................    48,002     266,377
   Matrix IT, Ltd.........................................   182,457     924,936
  *Mazor Robotics, Ltd....................................    85,782     404,272
   Melisron, Ltd..........................................    52,829   1,095,316
  *Mellanox Technologies, Ltd.............................    86,914   4,553,184
  *Menorah Mivtachim Holdings, Ltd........................   112,264   1,197,299
   Migdal Insurance & Financial Holding, Ltd.............. 1,312,188   2,152,063
  *Mizrahi Tefahot Bank, Ltd..............................    64,217     656,970
  *Naphtha Israel Petroleum Corp., Ltd....................   149,334     757,752
   Neto ME Holdings, Ltd..................................     5,411     204,514
  *NICE Systems, Ltd......................................    16,293     577,930
  *NICE Systems, Ltd. Sponsored ADR.......................    25,502     904,556
  *Nitsba Holdings 1995, Ltd..............................   120,919   1,403,903
  *Nova Measuring Instruments, Ltd........................    57,917     519,809
  *Oil Refineries, Ltd.................................... 3,757,899   1,967,715
  *Ormat Industries.......................................   293,852   1,746,194
   Osem Investments, Ltd..................................   139,081   2,816,001
   Partner Communications Co., Ltd........................   343,958   2,381,012
  *Paz Oil Co., Ltd.......................................    20,224   3,155,780
  *Perion Network, Ltd....................................       849      10,044
   Phoenix Holdings, Ltd. (The)...........................   230,555     702,534
   Plasson Industries, Ltd................................    11,763     390,582
   Rami Levi Chain Stores Hashikma Marketing 2006, Ltd....    33,735   1,559,267
   Shikun & Binui, Ltd....................................   910,403   1,906,883
   Shufersal, Ltd.........................................   381,641   1,389,780
  *Space Communication, Ltd...............................    15,587     242,002
   Strauss Group, Ltd.....................................   160,597   2,365,883
  *Suny Electronic, Inc., Ltd.............................     2,959       1,785
  *Tower Semiconductor, Ltd...............................    88,339     580,022
  *Union Bank of Israel...................................   130,630     497,438
                                                                     -----------
TOTAL ISRAEL..............................................            80,180,475
                                                                     -----------
ITALY -- (7.1%)
  #A2A SpA................................................ 4,350,182   3,424,523
   ACEA SpA...............................................   280,731   1,922,391

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
ITALY -- (Continued)
 #*Acotel Group SpA.......................................      3,478 $    88,737
  *Aedes SpA..............................................  1,494,875      72,912
   Aeroporto di Firenze SpA...............................     17,390     214,356
  #Aeroporto di Venezia Marco Polo SpA - SAVE.............     35,743     520,727
   Alerion Cleanpower SpA.................................     92,062     436,220
   Amplifon SpA...........................................    327,927   1,689,556
   Ansaldo STS SpA........................................    374,390   3,869,101
  *Arnoldo Mondadori Editore SpA..........................    500,544     666,050
  *Ascopiave SpA..........................................    164,564     314,366
  #Astaldi SpA............................................    258,925   1,789,424
   Autogrill SpA..........................................    475,758   6,160,985
   Azimut Holding SpA.....................................    454,770   8,463,791
  #Banca Carige SpA.......................................  3,160,296   2,300,307
  #Banca Finnat Euramerica SpA............................    685,945     255,529
   Banca Generali SpA.....................................    205,850   4,248,365
  #Banca IFIS SpA.........................................    102,347   1,071,707
 #*Banca Monte dei Paschi di Siena SpA....................  8,733,630   2,464,608
   Banca Piccolo Credito Valtellinese Scarl...............  1,261,150   1,578,979
   Banca Popolare dell'Emilia Romagna S.c.r.l.............  1,388,798  11,778,122
  *Banca Popolare dell'Etruria e del Lazio................     59,486     135,725
 #*Banca Popolare di Milano Scarl......................... 13,261,458   8,880,634
  #Banca Popolare di Sondrio SCARL........................  1,177,273   6,833,232
  #Banca Profilo SpA......................................    913,314     313,143
   Banco di Desio e della Brianza SpA.....................    232,296     606,633
  *Banco Popolare.........................................  6,663,294   9,625,574
   BasicNet SpA...........................................    105,627     232,813
   Beghelli SpA...........................................    427,981     203,219
  *Biesse SpA.............................................     54,004     184,016
   Brembo SpA.............................................    162,145   2,655,963
  *Brioschi Sviluppo Immobiliare SpA......................    174,780      21,669
   Buzzi Unicem SpA.......................................    291,869   4,469,565
   Cairo Communication SpA................................     89,082     347,302
   Caltagirone Editore SpA................................      6,277       6,570
   Caltagirone SpA........................................    242,362     404,595
  *Carraro SpA............................................    113,633     298,322
   Cembre SpA.............................................     40,330     390,791
   Cementir Holding SpA...................................    336,239     947,604
   CIR-Compagnie Industriali Riunite SpA..................  1,795,934   2,076,387
   Credito Bergamasco SpA.................................    129,374   2,174,878
   Credito Emiliano SpA...................................    376,390   2,154,119
   CSP International Fashion Group SpA....................      7,505      12,126
  *d'Amico International Shipping SA......................    238,033     150,053
   Danieli & C Officine Meccaniche SpA....................     58,499   1,492,903
   Datalogic SpA..........................................     65,558     486,425
   Davide Campari-Milano SpA..............................    224,124   1,820,483
  #De'Longhi SpA..........................................    275,556   4,181,788
  *DeA Capital SpA........................................    241,155     422,486
  *Delclima...............................................    238,104     267,312
  #DiaSorin SpA...........................................     77,818   2,920,898
  *Ei Towers SpA..........................................     39,294   1,386,894
   Engineering SpA........................................     18,153     746,093
   ERG SpA................................................    242,145   2,321,352

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
   Esprinet SpA...........................................   124,948 $  607,702
  *Eurotech SpA...........................................   103,698    175,061
   Falck Renewables SpA...................................   452,790    498,310
   Fiera Milano SpA.......................................    37,863    223,173
 #*Finmeccanica SpA....................................... 1,768,900  9,214,349
 #*Fondiaria-Sai SpA......................................   943,740  1,926,117
  *Gas Plus...............................................    14,596     91,217
   Gefran SpA.............................................    27,800     94,798
  *Gemina SpA............................................. 2,562,430  4,899,046
  #Geox SpA...............................................   343,770  1,043,099
   Gruppo Editoriale L'Espresso SpA.......................   670,242    698,334
   Gruppo MutuiOnline SpA.................................    51,809    221,411
   Hera SpA............................................... 2,284,472  4,652,692
  *I Grandi Viaggi SpA....................................    73,870     32,758
   IMMSI SpA..............................................   743,533    447,293
   Indesit Co. SpA........................................   185,473  1,459,123
   Industria Macchine Automatiche SpA.....................    58,626  1,397,358
 #*Intek Group SpA........................................ 1,654,192    685,050
   Interpump Group SpA....................................   287,472  2,531,567
   Irce SpA...............................................    43,300     82,685
   Iren SpA............................................... 2,070,565  2,114,843
   Italcementi SpA........................................   287,621  1,785,727
  *Italmobiliare SpA......................................    46,873    956,227
 #*Juventus Football Club SpA............................. 1,130,867    320,322
  *Landi Renzo SpA........................................   203,171    339,361
   Lottomatica Group SpA..................................   185,318  4,727,690
  *Maire Tecnimont SpA....................................   176,570     85,343
  #Mariella Burani SpA....................................    32,721         --
   MARR SpA...............................................   131,906  1,591,044
   Mediaset SpA........................................... 3,041,414  7,875,277
   Mediolanum SpA.........................................   758,652  5,112,200
 #*Milano Assicurazioni SpA............................... 2,324,306  1,522,209
  *Molecular Medicine SpA.................................   109,512     58,858
  *Monrif SpA.............................................   105,614     38,088
   Nice SpA...............................................    41,141    137,677
   Pagnossin SpA..........................................     9,000         --
   Piaggio & C SpA........................................   736,724  1,893,335
  *Pininfarina SpA........................................    70,069    250,997
  *Poltrona Frau SpA......................................   188,526    270,221
 #*Prelios SpA............................................ 2,389,900    229,356
  *Premafin Finanziaria SpA...............................   961,257    228,662
  *Prima Industrie SpA....................................     1,803     23,136
   Prysmian SpA...........................................   221,904  4,479,050
 #*RCS MediaGroup SpA.....................................   396,251    384,566
  #Recordati SpA..........................................   408,182  4,207,494
   Reply SpA..............................................    12,998    504,609
 #*Retelit SpA............................................   410,894    273,123
   Richard-Ginori 1735 SpA................................     8,489        780
  #Sabaf SpA..............................................    24,109    295,591
  #SAES Getters SpA.......................................    30,068    299,621
  *Safilo Group SpA.......................................   140,163  2,297,156
  *Saras SpA.............................................. 1,400,699  1,865,066

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
ITALY -- (Continued)
 #*Snai SpA...............................................    95,483 $     97,831
  *Societa Cattolica di Assicurazioni S.c.r.l.............   197,353    3,874,475
  #Societa Iniziative Autostradali e Servizi SpA..........   227,790    2,063,618
   Societa per la Bonifica dei Terreni Ferraresi e
     Imprese Agricole SpA.................................    10,867      537,462
  #Sogefi SpA.............................................   220,168      638,848
   SOL SpA................................................   166,511    1,106,906
  *Sorin SpA.............................................. 1,151,064    3,226,467
   Tamburi Investment Partners SpA........................    37,478       79,012
  *Telecom Italia Media SpA............................... 1,367,187      190,428
 #*Tiscali SpA............................................ 3,467,783      192,225
   Tod's SpA..............................................    28,108    4,083,788
  #Trevi Finanziaria Industriale SpA......................   154,707    1,183,715
  *Uni Land SpA...........................................    51,835           --
   Unione di Banche Italiane SCPA......................... 2,028,101    8,481,959
 #*Unipol Gruppo Finanziario SpA..........................   970,174    3,320,789
   Vianini Industria SpA..................................    57,659       77,672
   Vianini Lavori SpA.....................................   175,180      796,319
   Vittoria Assicurazioni SpA.............................   121,346    1,039,426
  *Yoox SpA...............................................   163,646    3,072,454
   Zignago Vetro SpA......................................   114,334      719,593
                                                                     ------------
TOTAL ITALY...............................................            222,434,082
                                                                     ------------
NETHERLANDS -- (4.6%)
   Aalberts Industries NV.................................   471,042   10,571,607
  #Accell Group...........................................    93,631    1,708,784
  *AFC Ajax NV............................................    18,134      173,855
 #*AMG Advanced Metallurgical Group NV....................   160,659    1,482,285
  #Amsterdam Commodities NV...............................    80,355    1,783,746
  #APERAM.................................................   262,538    3,241,239
  #Arcadis NV.............................................   279,851    7,736,986
   ASM International NV...................................   237,793    7,943,145
   Atag Group NV..........................................     4,630           --
   Ballast Nedam..........................................     2,824       39,442
   Batenburg Techniek.....................................     4,802       79,712
   BE Semiconductor Industries NV.........................   158,272    1,479,541
   Beter Bed Holding NV...................................    85,947    1,611,957
   BinckBank NV...........................................   318,343    2,439,549
   Brunel International NV................................    51,749    2,194,219
  *Crown Van Gelder.......................................     9,818       61,853
   CSM....................................................   367,045    8,216,134
   Delta Lloyd NV.........................................   761,184   14,636,283
  #DOCdata NV.............................................    22,463      433,558
  #Exact Holding NV.......................................    64,313    1,367,526
  *Grontmij...............................................   295,566    1,429,711
  #Heijmans NV............................................    96,983      892,256
   Hunter Douglas NV......................................     8,819      362,245
 #*Kardan NV..............................................    75,774       51,688
   KAS Bank NV............................................    58,317      651,721
   Kendrion NV............................................    42,570    1,046,773
  #Koninklijke BAM Groep NV............................... 1,341,612    5,946,578
   Koninklijke Ten Cate NV................................   144,023    3,498,052
  #Koninklijke Wessanen NV................................   398,316    1,404,019

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
NETHERLANDS -- (Continued)
  #Macintosh Retail Group NV..............................    53,398 $    615,619
  #Nederland Apparatenfabriek.............................    28,810    1,200,997
   Nutreco NV.............................................   179,628   17,080,181
  *Ordina NV..............................................   369,845      608,905
 #*PostNL NV.............................................. 1,920,653    4,380,732
  *Roto Smeets Group NV...................................     6,724       53,478
 #*Royal Imtech NV........................................   349,305    3,894,349
   RoyalReesink...........................................       871       74,318
 #*SBM Offshore NV........................................   932,130   14,957,435
   Sligro Food Group NV...................................   105,146    3,466,375
  #SNS REAAL Groep NV.....................................   705,718           --
  #Telegraaf Media Groep NV...............................   166,642    1,971,377
   TKH Group NV...........................................   178,620    4,854,759
 #*TomTom NV..............................................   562,433    2,539,935
   Unit4 NV...............................................   143,180    4,879,793
   USG People NV..........................................   382,323    2,990,606
   Van Lanschot NV........................................     3,398       64,477
  *Xeikon NV..............................................    58,445      352,868
                                                                     ------------
TOTAL NETHERLANDS.........................................            146,470,668
                                                                     ------------
NORWAY -- (3.0%)
  #ABG Sundal Collier Holding ASA......................... 1,196,794      876,557
   AF Gruppen ASA.........................................     2,718       27,788
 #*Agasti Holding ASA.....................................   227,087       49,225
   Aker ASA Class A.......................................     1,221       37,770
  *Algeta ASA.............................................   148,632    5,050,870
  *Archer, Ltd............................................   496,831      327,108
   Arendals Fossekompani A.S..............................        90       26,151
  #Atea ASA...............................................   296,910    3,209,385
   Austevoll Seafood ASA..................................   362,267    2,398,540
   Bakkafrost P/F.........................................    59,642      754,390
 #*Bionor Pharma ASA......................................   134,131       59,386
   Bonheur ASA............................................    68,100    1,521,915
   BW Offshore, Ltd....................................... 1,367,345    1,297,865
  *BWG Homes ASA..........................................   346,255      799,100
  #Cermaq ASA.............................................   285,677    4,266,678
   Copeinca ASA...........................................   100,907    1,059,773
  *Deep Sea Supply P.L.C..................................   373,810      583,265
 #*Det Norske Oljeselskap ASA.............................   213,647    3,044,749
 #*DNO International ASA.................................. 3,907,920    6,850,409
 #*DOF ASA................................................   197,102      847,938
   Ekornes ASA............................................   112,551    1,802,772
 #*Electromagnetic GeoServices A.S........................   566,149      823,063
  #Eltek ASA.............................................. 1,292,456    1,297,842
   Evry ASA...............................................   267,383      384,014
   Farstad Shipping ASA...................................    65,666    1,375,089
 #*Frontline, Ltd.........................................   214,780      401,563
   Ganger Rolf ASA........................................    58,809    1,295,638
 #*Golden Ocean Group, Ltd................................ 1,180,259    1,137,860
  *Grieg Seafood ASA......................................   154,146      387,556
  *Havila Shipping ASA....................................    22,400       97,500
  *Hoegh LNG Holdings, Ltd................................    80,412      641,821

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
NORWAY -- (Continued)
  *Hurtigruten ASA........................................    759,030 $   369,913
 #*Intex Resources ASA....................................     45,445      25,147
  *Kongsberg Automotive Holding ASA.......................  1,784,754     546,002
   Kongsberg Gruppen A.S..................................        673      12,722
  #Kvaerner ASA...........................................    807,447   1,362,824
  #Leroey Seafood Group ASA...............................     81,749   2,568,756
 #*Nordic Semiconductor ASA...............................    580,280   1,763,748
 #*Norske Skogindustrier ASA..............................    660,997     296,289
   Northern Offshore, Ltd.................................    350,656     604,367
  *Norwegian Air Shuttle A.S..............................    130,053   6,254,938
 #*Norwegian Energy Co. A.S...............................  1,054,250     651,136
 #*Odfjell SE Class A.....................................    138,810     635,298
   Olav Thon Eindom A.S...................................     12,852   2,049,830
  #Opera Software ASA.....................................    349,386   2,381,080
 #*Panoro Energy ASA......................................    692,343     302,901
  *PhotoCure ASA..........................................     48,187     317,391
   Prosafe SE.............................................    781,319   7,513,736
  *Q-Free ASA.............................................    139,384     398,028
 #*Renewable Energy Corp. ASA.............................  3,941,817   1,095,753
 #*Salmar ASA.............................................     38,008     382,470
  *Scana Industrier.......................................    227,324      14,783
 #*Sevan Drilling A.S.....................................    948,237     562,549
 #*Sevan Marine ASA.......................................    129,032     393,000
  *Siem Offshore, Inc.....................................    579,094     777,729
   Solstad Offshore ASA...................................     59,959   1,050,064
 #*Songa Offshore SE......................................    845,806     841,820
   SpareBank 1 SMN........................................    326,521   2,780,192
  #SpareBank 1 SR Bank ASA................................    108,454     970,027
   Stolt-Nielsen, Ltd.....................................     62,453   1,290,398
  *Storebrand ASA.........................................    509,227   2,322,940
  #Tomra Systems ASA......................................    669,803   6,279,432
   TTS Group ASA..........................................    180,762     254,265
  #Veidekke ASA...........................................    333,849   2,636,207
 #*Veripos, Inc...........................................     20,971      71,365
  #Wilh Wilhelmsen ASA....................................     99,799     808,988
  #Wilh Wilhelmsen Holding ASA Class A....................     65,996   1,839,052
                                                                      -----------
TOTAL NORWAY..............................................             95,158,720
                                                                      -----------
POLAND -- (0.0%)
  *Arctic Paper SA........................................     38,846      68,329
                                                                      -----------
PORTUGAL -- (1.1%)........................................
  #Altri SGPS SA..........................................    594,472   1,536,797
 #*Banco BPI SA...........................................  2,123,556   3,049,150
 #*Banco Comercial Portugues SA........................... 40,080,010   5,556,929
  *Banco Espirito Santo SA................................  3,557,146   4,075,762
  *BANIF - Banco Internacional do Funchal SA..............    686,791     108,781
   Corticeira Amorim SGPS SA..............................    207,426     544,557
  *Global Intelligent Technologies SGPS S.A...............     63,073      14,035
   Ibersol SGPS SA........................................     20,401     142,492
  *Impresa SGPS SA........................................    187,798     159,406
  *INAPA - Investimentos Participacoes e Gestao SA........    231,736      52,765

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
PORTUGAL -- (Continued)
   Mota-Engil SGPS SA.....................................   359,581 $   994,477
   Novabase SGPS SA.......................................    65,729     246,128
  #Portucel SA............................................   881,646   3,192,955
  #REN - Redes Energeticas Nacionais SGPS SA..............   849,210   2,585,681
  *SAG GEST-Solucoes Automovel Globais SGPS SA............   105,510      36,162
   Semapa-Sociedade de Investimento e Gestao..............   315,078   2,977,467
   Sonae.................................................. 3,774,580   3,665,025
 #*Sonae Industria SGPS SA................................   443,755     317,671
   Sonaecom - SGPS SA.....................................   565,634   1,323,592
   Sumol + Compal SA......................................    67,967      97,353
  *Teixeira Duarte SA.....................................   734,737     435,013
  *Toyota Caetano Portugal SA.............................    38,322      26,748
   Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................   746,473   3,347,800
                                                                     -----------
TOTAL PORTUGAL                                                        34,486,746
                                                                     -----------
RUSSIA -- (0.1%)
  *Alliance Oil Co., Ltd..................................   215,593   1,724,655
                                                                     -----------
SPAIN -- (4.3%)
  #Abengoa SA.............................................   199,714     534,420
  #Abengoa SA Class B.....................................   798,856   1,948,600
  #Acciona SA.............................................    19,654   1,285,784
  #Acerinox SA............................................   390,275   4,211,336
  *Adolfo Dominguez SA....................................     9,323      47,452
   Adveo Group International SA...........................    47,385     753,074
  #Almirall SA............................................   230,753   3,050,506
 #*Amper SA...............................................    96,925     174,671
  #Antena 3 de Television SA..............................   312,481   1,905,673
 #*Azkoyen SA.............................................    61,293     111,736
  *Banco Espanol de Credito SA............................    30,648     141,188
   Bankinter SA (B87RCP8).................................   701,807   2,584,189
  #Bankinter SA (5474008)................................. 1,263,259   4,645,460
  *Baron de Ley...........................................    13,910     907,676
  #Bolsas y Mercados Espanoles SA.........................   322,643   8,757,294
 #*Caja de Ahorros del Mediterraneo.......................   116,412          --
 #*Campofrio Food Group SA................................   100,218     657,478
 #*Cementos Portland Valderrivas SA.......................    47,020     240,939
  #Cie Automotive SA......................................   136,234     957,103
  *Codere SA..............................................    91,938     249,285
   Construcciones y Auxiliar de Ferrocarriles SA..........     7,820   3,086,745
  *Deoleo SA.............................................. 1,893,651     661,410
   Dinamia Capital Privado Sociedad de Capital Riesgo SA..    20,438     138,528
   Duro Felguera SA.......................................   283,422   2,018,394
  #Ebro Foods SA..........................................   378,733   7,769,176
  #Elecnor SA.............................................   198,254   2,253,255
   Ence Energia y Celulosa S.A............................   962,189   2,538,112
  *Ercros SA..............................................   401,585     220,192
  #Faes Farma SA.......................................... 1,080,213   2,958,128
  *Fersa Energias Renovables SA...........................    93,691      34,000
   Fluidra SA.............................................    73,372     237,230
  #Fomento de Construcciones y Contratas SA...............   205,076   2,127,528
   Gamesa Corp. Tecnologica SA............................ 1,113,758   4,354,352

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
SPAIN -- (Continued)
   Grupo Catalana Occidente SA............................   194,472 $  4,406,933
 #*Grupo Ezentis SA....................................... 1,994,998      354,916
  *Grupo Tavex SA.........................................   159,552       34,025
   Iberpapel Gestion SA...................................    26,401      495,603
  #Indra Sistemas SA......................................   480,367    6,463,134
 #*Inmobiliaria Colonial SA...............................   108,920      122,796
   Inmobiliaria del Sur SA................................     2,902       16,400
  *Jazztel P.L.C.......................................... 1,025,473    7,710,150
  *La Seda de Barcelona SA................................         1            1
   Laboratorios Farmaceuticos Rovi SA.....................    68,613      627,357
 #*Mediaset Espana Comunicacion SA........................   793,096    6,216,331
   Melia Hotels International SA..........................   232,123    1,719,712
  #Miquel y Costas & Miquel SA............................    37,628    1,138,553
  *Natra SA...............................................    86,085      141,287
 #*NH Hoteles SA..........................................   521,131    1,815,024
  *Nicolas Correa SA......................................    12,627       11,276
   Obrascon Huarte Lain SA................................   193,959    7,173,423
   Papeles y Cartones de Europa SA........................   226,938      770,780
  #Pescanova SA...........................................    68,547           --
   Prim SA................................................    39,424      266,261
 #*Promotora de Informaciones SA Class A.................. 1,297,266      384,632
   Prosegur Cia de Seguridad SA...........................   875,740    4,895,275
 #*Realia Business SA.....................................   346,397      213,209
 #*Sacyr Vallehermoso SA.................................. 1,222,509    2,543,986
  *Sociedad Nacional de Industrias Apicaciones Celulosa
    Espanola SA...........................................   227,522      116,962
 #*Solaria Energia y Medio Ambiente SA....................    98,171       70,609
   Tecnicas Reunidas SA...................................   134,643    6,524,344
   Telecomunicaciones y Energia...........................   146,125      205,612
  #Tubacex SA.............................................   520,966    1,465,693
   Tubos Reunidos SA......................................   495,225    1,068,962
   Vidrala SA.............................................    77,869    2,595,788
   Viscofan SA............................................   213,526   11,095,865
  *Vocento SA.............................................   196,990      240,473
 #*Zeltia SA..............................................   830,418    1,684,370
                                                                     ------------
TOTAL SPAIN...............................................            134,150,656
                                                                     ------------
SWEDEN -- (8.8%)
   AarhusKarlshamn AB.....................................   111,342    5,848,128
   Acando AB..............................................   282,290      729,332
  *Active Biotech AB......................................   121,870    1,070,710
   AddNode Group AB.......................................    22,737      143,278
  #AddTech AB Class B.....................................    83,487    2,854,568
  #AF AB Class B..........................................   131,076    3,609,449
 #*Anoto Group AB.........................................    75,223       20,853
   AQ Group AB............................................    14,985      126,589
  *Arise Windpower AB.....................................    32,240      124,501
  #Atrium Ljungberg AB Class B............................    31,807      441,452
   Avanza Bank Holding AB.................................    65,238    1,447,059
  #Axfood AB..............................................    94,702    4,172,847
  #Axis Communications AB.................................   183,851    5,062,929
   B&B Tools AB Class B...................................    97,917    1,195,070
  *BE Group AB............................................   215,340      541,234

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
SWEDEN -- (Continued)
  #Beijer AB G&L Class B..................................    60,819 $ 1,066,122
   Beijer Alma AB.........................................    87,433   1,782,606
   Beijer Electronics AB..................................    55,826     612,155
   Betsson AB.............................................   137,066   4,014,767
   Bilia AB Class A.......................................   113,425   1,970,686
   BillerudKorsnas AB.....................................   650,260   6,454,344
  #BioGaia AB Class B.....................................    62,520   2,186,483
  #Biotage AB.............................................   167,576     225,491
   Bjoern Borg AB (B8ZRVS6)...............................    86,437      40,011
   Bjoern Borg AB (B8G3M79)...............................    86,437     460,122
  *Bong Ljungdahl AB......................................    24,140      30,346
   Boras Waefveri AB Series B.............................     6,564          --
   Bure Equity AB.........................................   326,825   1,156,516
   Byggmax Group AB.......................................   150,938     874,158
   Castellum AB...........................................   739,664  11,075,385
  *Catella AB.............................................   214,370     175,160
  #Catena AB..............................................    56,202     714,532
   Cision AB..............................................    14,615     103,181
  #Clas Ohlson AB Class B.................................   160,047   2,158,173
  *Cloetta AB Class B.....................................    72,926     218,795
  #Concentric AB..........................................   202,603   2,069,827
   Concordia Maritime AB Class B..........................    78,854     129,542
  #Connecta AB............................................    40,724     263,706
   Corem Property Group AB Class B........................     1,868       5,847
  *CyberCom Group AB......................................   191,193      56,702
  #Dios Fastigheter AB....................................   103,026     631,370
   Doro AB................................................    94,731     410,312
   Duni AB................................................   144,942   1,370,086
  *East Capital Explorer AB...............................    47,726     346,761
 #*Enea AB................................................    63,008     463,560
 #*Eniro AB...............................................   420,612   1,018,651
   Fabege AB..............................................   585,887   6,345,143
  #Fagerhult AB...........................................    18,323     491,221
  *Fastighets AB Balder...................................   279,717   2,030,982
   Fenix Outdoor AB.......................................     7,406     250,711
   FinnvedenBulten AB.....................................    14,559      63,557
   Gunnebo AB.............................................   190,542     806,702
 #*Hakon Invest AB........................................   223,572   6,036,242
  #Haldex AB..............................................   218,520   1,391,605
   Heba Fastighets AB Class B.............................    43,722     499,825
   Hexpol AB..............................................   115,947   6,537,734
  *HIQ International AB (B97F1H4).........................   254,170      93,730
   HIQ International AB (B83KBP4).........................   254,170   1,442,453
   HMS Networks AB........................................     7,040     119,394
  #Hoganas AB Class B.....................................   115,764   5,545,065
  #Holmen AB Class B......................................   273,916   7,677,809
   Hufvudstaden AB Class A................................   189,483   2,480,249
   Husqvarna AB Class A...................................    37,223     215,772
  #Husqvarna AB Class B................................... 1,691,304   9,786,174
   Industrial & Financial Systems Class B.................    89,522   1,700,697
   Indutrade AB...........................................    55,294   1,920,331
  #Intrum Justitia AB.....................................   291,001   5,985,059

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
SWEDEN -- (Continued)
  #JM AB..................................................    372,482 $ 8,388,800
 #*KappAhl AB.............................................    277,470   1,093,678
 #*Karolinska Development AB Class B......................     11,500      51,267
  #Klovern AB.............................................    387,861   1,757,917
  #KNOW IT AB.............................................     75,523     605,992
  #Kungsleden AB..........................................    697,243   4,888,883
   Lagercrantz AB Class B.................................     76,298   1,008,256
   Lindab International AB................................    330,563   2,600,300
   Loomis AB Class B......................................    318,925   6,234,728
   Meda AB Class A........................................    857,997  10,270,604
  *Medivir AB Class B.....................................    150,765   1,600,271
  #Mekonomen AB...........................................     93,177   2,945,582
 #*Micronic Mydata AB.....................................    390,070     833,821
   Modern Times Group AB Class B..........................     45,589   1,956,679
   MQ Holding AB..........................................     56,493     126,616
   NCC AB Class A.........................................     24,133     567,972
   NCC AB Class B.........................................    364,909   8,682,687
   Nederman Holding AB....................................      3,680      89,737
  *Net Entertainment NE AB Class B........................    138,086   2,167,841
 #*Net Insight AB Class B.................................  1,189,130     246,763
  #New Wave Group AB Class B..............................    197,176   1,068,078
   Nibe Industrier AB Class B.............................    347,939   5,678,890
   Nobia AB...............................................    666,139   3,834,885
  #Nolato AB Class B......................................     88,207   1,493,579
 #*Nordic Mines AB........................................    533,532      76,219
  #Nordnet AB Class B.....................................    401,993   1,125,277
  #OEM International AB Class B...........................     45,688     484,381
  *Orexo AB...............................................     57,792     496,496
  *PA Resources AB........................................     35,211     127,675
  *Partnertech AB.........................................      3,842      11,138
   Peab AB................................................    714,633   4,010,087
  #Pricer AB Class B......................................    452,718     626,262
   Proact IT Group AB.....................................     40,991     485,843
  #Probi AB...............................................     28,553     167,483
  #Proffice AB Class B....................................    262,115     906,071
   Ratos AB Class B.......................................     74,207     717,052
  *RaySearch Laboratories AB..............................     68,794     294,059
  #ReadSoft AB Class B....................................     87,941     364,419
  *Rederi AB Transatlantic................................    112,133      67,807
  *Rezidor Hotel Group AB.................................    353,696   1,678,482
   RNB Retail And Brands AB............................... 16,461,920     228,601
   Saab AB Class B........................................    253,955   5,574,021
  #Sagax AB Class A.......................................      4,569      17,617
  *Sagax AB Class B.......................................     45,690     148,045
  *SAS AB.................................................    581,421   1,273,642
  #Sectra AB Class B......................................     26,367     215,347
   Securitas AB Class B...................................  1,155,760  11,373,136
  #Semcon AB..............................................     81,791     747,041
   Sintercast AB..........................................     11,503      78,515
   SkiStar AB.............................................     97,008   1,137,122
  #SSAB AB Class A........................................    824,806   6,077,103
   SSAB AB Class B........................................    341,116   2,190,843

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SWEDEN -- (Continued)
   Sweco AB Class B....................................... 187,009 $  2,252,767
  *Swedish Orphan Biovitrum AB............................ 612,905    3,922,329
   Swedol AB Class B......................................  29,796       86,203
  #Systemair AB...........................................  24,860      405,441
  #TradeDoubler AB........................................ 181,607      411,355
  *Transcom WorldWide SA..................................  32,530        3,775
  #Transmode Holding AB...................................  33,650      410,047
  #Trelleborg AB Class B.................................. 999,202   14,877,291
   Unibet Group P.L.C..................................... 132,830    4,602,971
   Uniflex AB.............................................  17,950       79,638
   VBG Group AB Class B...................................     137        2,070
  #Vitrolife AB...........................................  60,303      571,241
  #Wallenstam AB Class B.................................. 399,066    5,700,330
  #Wihlborgs Fastigheter AB............................... 289,738    4,798,389
                                                                   ------------
TOTAL SWEDEN..............................................          277,911,308
                                                                   ------------
SWITZERLAND -- (10.9%)
  *Acino Holding AG.......................................  16,820    1,737,015
  *Advanced Digital Broadcast Holdings SA.................   2,024       32,672
  *AFG Arbonia-Forster Holding AG.........................  70,433    2,017,661
   Allreal Holding AG.....................................  47,545    6,957,909
  #Alpiq Holding AG.......................................   1,561      198,170
   ALSO Holding AG........................................  16,195      786,583
   ams AG.................................................  35,838    3,344,773
   APG SGA SA.............................................   6,586    1,650,138
   Aryzta AG..............................................  33,384    2,072,826
   Ascom Holding AG....................................... 160,822    2,085,220
   Autoneum Holding AG....................................  16,853    1,158,766
  #Bachem Holding AG Class B..............................  24,136    1,029,834
   Baloise Holding AG.....................................  13,573    1,399,039
   Bank Coop AG...........................................  31,671    1,708,624
   Banque Cantonale de Geneve.............................   4,098    1,044,697
   Banque Cantonale du Jura...............................   4,442      303,909
   Banque Cantonale Vaudoise..............................   2,393    1,325,915
   Banque Privee Edmond de Rothschild SA..................     157    3,322,060
   Barry Callebaut AG.....................................      76       74,252
   Basilea Pharmaceutica..................................  11,641      643,931
   Basler Kantonalbank....................................   1,269      114,667
   Belimo Holding AG......................................   1,851    4,214,012
   Bell AG................................................     241      584,316
   Bellevue Group AG......................................  27,519      308,817
  #Berner Kantonalbank AG.................................  23,232    6,476,906
   BKW AG.................................................  31,638    1,092,732
  *Bobst Group AG.........................................  41,738    1,350,212
  #Bossard Holding AG.....................................  13,811    2,039,548
   Bucher Industries AG...................................  33,342    8,047,861
   Burckhardt Compression Holding AG......................   9,474    3,874,562
   Burkhalter Holding AG..................................   2,522      996,125
   Calida Holding AG......................................   7,779      206,104
   Carlo Gavazzi Holding AG...............................   1,189      275,169
   Centralschweizerische Kraftwerke AG....................      76       25,092
  *Cham Paper Holding AG..................................     966      200,833

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
SWITZERLAND -- (Continued)
 #*Charles Voegele Holding AG.............................    38,302 $   534,188
   Cicor Technologies.....................................     5,666     170,335
   Cie Financiere Tradition SA............................     8,263     444,865
   Clariant AG............................................ 1,135,163  16,608,004
   Coltene Holding AG.....................................    16,093     831,603
   Conzzeta AG............................................     1,345   2,527,280
  *Cosmo Pharmaceuticals SpA..............................     1,287      62,201
   Daetwyler Holding AG...................................    29,754   3,386,627
  *Dufry AG...............................................    77,241  10,290,310
  #EFG International AG...................................   208,474   2,787,210
  *Elma Electronic AG.....................................       419     183,495
   Emmi AG................................................    13,244   4,102,353
   EMS-Chemie Holding AG..................................     5,678   1,642,005
   Energiedienst Holding AG...............................    71,249   2,720,275
   Flughafen Zuerich AG...................................    16,113   7,839,930
   Forbo Holding AG.......................................     6,983   4,508,726
  #Galenica AG............................................    18,828  12,362,581
   GAM Holding AG.........................................   786,581  13,910,626
  *Gategroup Holding AG...................................    88,404   1,713,356
   Georg Fischer AG.......................................    17,508   7,625,534
   Gurit Holding AG.......................................     1,799     734,387
   Helvetia Holding AG....................................    25,236  10,587,385
   Huber & Suhner AG......................................    41,019   2,003,547
   Implenia AG............................................    65,242   3,583,799
   Inficon Holding AG.....................................     6,899   2,145,922
   Interroll Holding AG...................................     2,404   1,005,895
   Intershop Holdings.....................................     5,113   1,758,629
   Jungfraubahn Holding AG................................     2,433     168,684
   Kaba Holding AG Class B................................    11,858   4,642,714
   Kardex AG..............................................    23,759     843,191
   Komax Holding AG.......................................    14,930   1,605,322
   Kudelski SA............................................   188,164   2,372,173
   Kuoni Reisen Holding AG................................    15,023   4,585,332
   LEM Holding SA.........................................     3,667   2,225,627
   Liechtensteinische Landesbank AG.......................    12,936     544,579
  *LifeWatch AG...........................................    41,629     312,128
  #Logitech International SA..............................   676,961   4,316,524
   Lonza Group AG.........................................   239,181  16,666,614
  #Luzerner Kantonalbank AG...............................    17,399   6,925,195
   MCH Group AG...........................................       965      64,088
  #Metall Zug AG..........................................       547   1,329,560
 #*Meyer Burger Technology AG.............................   222,481   1,360,679
   Micronas Semiconductor Holding AG......................   155,041   1,093,033
   Mikron Holding AG......................................       585       3,620
   Mobilezone Holding AG..................................   138,514   1,344,749
   Mobimo Holding AG......................................    26,411   5,935,393
  *Myriad Group AG........................................    84,284     223,218
  #Nobel Biocare Holding AG...............................   478,680   5,365,145
   OC Oerlikon Corp. AG...................................   723,490   8,374,675
  *Orascom Development Holding AG.........................    16,970     166,187
   Orell Fuessli Holding AG...............................     5,186     499,401
   Orior AG...............................................    18,048     970,420

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CONTINUED


                                                            SHARES      VALUE++
                                                           --------- --------------
SWITZERLAND -- (Continued)
   Panalpina Welttransport Holding AG.....................    37,815 $    3,682,361
   Parco Industriale e Immobiliare SA.....................       600             --
   Phoenix Mecano AG......................................     3,100      1,567,350
   PSP Swiss Property AG..................................   148,327     13,924,435
   PubliGroupe AG.........................................     8,975      1,301,142
  #Rieter Holding AG......................................    15,956      2,666,720
   Romande Energie Holding SA.............................     2,714      2,918,554
   Schaffner Holding AG...................................     2,066        479,876
 #*Schmolz + Bickenbach AG................................   139,656        409,465
   Schweiter Technologies AG..............................     4,424      2,794,314
   Schweizerische National-Versicherungs-Gesellschaft AG..    57,227      2,733,850
   Siegfried Holding AG...................................    15,813      2,085,687
   Societa Elettrica Sopracenerina SA - SES...............     2,340        433,946
   St Galler Kantonalbank AG..............................    10,118      4,427,492
   Straumann Holding AG...................................    17,811      2,338,159
   Swiss Life Holding AG..................................    83,792     13,274,654
   Swisslog Holding AG.................................... 1,010,299      1,327,843
   Swissquote Group Holding SA............................    47,450      1,576,937
   Tamedia AG.............................................    14,891      1,632,971
   Tecan Group AG.........................................    35,893      3,341,177
 #*Temenos Group AG.......................................   151,121      3,573,937
  *Tornos Holding AG......................................    38,028        183,623
   U-Blox AG..............................................    24,015      1,294,366
  *Valartis Group AG......................................       936         21,941
   Valiant Holding........................................    55,805      5,232,308
   Valora Holding AG......................................    14,152      2,778,633
   Vaudoise Assurances Holding SA Class B.................     3,972      1,496,405
   Verwaltungs- und Privat-Bank AG........................    11,926        956,239
   Vetropack Holding AG...................................       782      1,585,331
   Villars Holding SA.....................................       121         65,055
 #*Von Roll Holding AG....................................   233,256        415,880
   Vontobel Holding AG....................................   121,104      3,908,046
   VZ Holding AG..........................................       643         92,027
   Walliser Kantonalbank..................................     1,416      1,308,100
   Walter Meier AG........................................    23,690      1,425,528
   Ypsomed Holding AG.....................................     7,328        433,826
  #Zehnder Group AG.......................................    39,704      1,756,628
  *Zueblin Immobilien Holding AG..........................   261,040        564,844
  *Zug Estates Holding AG.................................       349        467,672
   Zuger Kantonalbank AG..................................       623      3,340,430
                                                                     --------------
TOTAL SWITZERLAND.........................................              344,528,021
                                                                     --------------
TOTAL COMMON STOCKS.......................................            2,577,360,462
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  *Agfa-Gevaert NV STRIP VVPR.............................   122,950             --
  *Deceuninck NV STRIP VVPR...............................   247,412             --
  *Nyrstar NV STRIP VVPR..................................   178,031             --
  *RealDolmen NV STRIP VVPR (5640683).....................        20             --
  *RealDolmen NV STRIP VVPR (B3B08L5).....................     6,067             --
  *SAPEC SA STRIP VVPR....................................        75             --

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CONTINUED


                                                             SHARES       VALUE++
                                                           ----------- --------------
BELGIUM -- (Continued)
  *Tessenderlo Chemie NV STRIP VVPR.......................       9,955 $           --
  *Zenitel NV STRIP VVPR..................................       8,654             --
                                                                       --------------
TOTAL BELGIUM.............................................                         --
                                                                       --------------
ISRAEL -- (0.0%)
  *Africa Israel Investments, Ltd. Rights 05/08/13........       7,323         24,124
  *Clal Biotechnology Industries, Ltd. Rights 05/02/13....       9,166          9,205
                                                                       --------------
TOTAL ISRAEL..............................................                     33,329
                                                                       --------------
ITALY -- (0.0%)...........................................
 #*Seat Pagine Gialle SpA Warrants 08/31/14...............   2,988,837          2,055
                                                                       --------------
NORWAY -- (0.0%)..........................................
  *Scana Industrier Rights 05/14/13.......................   1,066,353         12,944
                                                                       --------------
SPAIN -- (0.0%)...........................................
  *Faes Farma SA Rights 05/03/13..........................   1,080,213        118,075
                                                                       --------------
SWITZERLAND -- (0.0%).....................................
  *Meyer Burger Technology AG Rights 05/07/13.............     222,481        186,637
                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................                    353,040
                                                                       --------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)       VALUE+
                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@DFA Short Term Investment Fund........................  49,351,772    571,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $461,503 FNMA,
     rates ranging from 3.000% to 3.500%, maturities
     ranging from 09/01/32 to 08/01/42, valued at
     $471,675) to be repurchased at $462,428.............. $       462        462,426
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................                571,462,426
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,903,078,568).......             $3,149,175,928
                                                                       ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (75.9%)
Consumer Discretionary -- (7.7%)
   Alarmforce Industries, Inc.............................   3,110 $    30,777
   Astral Media, Inc. Class A.............................  42,468   2,065,544
   AutoCanada, Inc........................................  44,402     996,065
 #*Ballard Power Systems, Inc............................. 559,352     521,903
  *Bauer Performance Sports, Ltd..........................  17,054     196,194
  #BMTC Group, Inc. Class A...............................  17,481     260,276
  *Brookfield Residential Properties, Inc.................  22,148     527,621
  #Cineplex, Inc.......................................... 266,359   9,052,690
 #*Coastal Contacts, Inc..................................  95,324     556,357
   Cogeco Cable, Inc......................................  61,964   2,757,919
  #Cogeco, Inc............................................  10,755     459,579
  #Corus Entertainment, Inc. Class B...................... 348,300   8,553,221
   DHX Media, Ltd.........................................  69,401     188,753
   Dorel Industries, Inc. Class B......................... 116,400   5,025,957
   easyhome, Ltd..........................................   3,600      35,912
   Gamehost, Inc..........................................  15,688     202,436
   Glacier Media, Inc..................................... 137,300     224,870
   Glentel, Inc...........................................  65,222   1,103,164
  *Great Canadian Gaming Corp............................. 302,800   2,822,266
 #*Imax Corp.............................................. 260,537   6,659,217
   Indigo Books & Music, Inc..............................   2,302      26,254
  *Le Chateau, Inc. Class A...............................  59,800     148,394
   Leon's Furniture, Ltd.................................. 143,275   1,899,999
   Linamar Corp........................................... 217,980   5,160,378
 #*Martinrea International, Inc........................... 443,956   3,758,941
 #*MEGA Brands, Inc.......................................  57,550     838,301
 #*Mood Media Corp........................................ 231,874     214,048
   MTY Food Group, Inc....................................   8,644     205,922
   Quebecor, Inc. Class B.................................   4,940     229,973
   Reitmans Canada, Ltd...................................  15,456     130,404
   Reitmans Canada, Ltd. Class A.......................... 220,086   1,933,358
  #RONA, Inc.............................................. 677,175   7,057,757
  #Sears Canada, Inc......................................  19,831     184,049
   Torstar Corp. Class B.................................. 253,310   1,704,741
  *TVA Group, Inc. Class B................................   7,000      66,008
   Uni-Select, Inc........................................  66,783   1,372,185
  #Whistler Blackcomb Holdings, Inc.......................  47,705     636,887
                                                                   -----------
Total Consumer Discretionary..............................          67,808,320
                                                                   -----------
Consumer Staples -- (3.3%)
  #Alliance Grain Traders, Inc............................  73,950     879,370
   Andrew Peller, Ltd. Class A............................     400       4,808
  *Atrium Innovations, Inc................................ 131,445   1,616,560
   Canada Bread Co., Ltd..................................  12,521     674,490
  #Colabor Group, Inc.....................................  83,751     561,139
   Corby Distilleries, Ltd. Class A.......................  70,235   1,418,016
   Cott Corp.............................................. 473,596   5,203,938
   High Liner Foods, Inc..................................   8,197     269,721
  #Liquor Stores N.A., Ltd................................  95,193   1,684,740
   Maple Leaf Foods, Inc.................................. 433,719   5,734,416

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

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
Consumer Staples -- (Continued)
   North West Co., Inc. (The).............................   203,911 $ 5,145,087
  #Premium Brands Holdings Corp...........................    88,843   1,653,488
   Rogers Sugar, Inc......................................   313,980   1,954,096
  *Sun-Rype Products, Ltd.................................       100         605
  *SunOpta, Inc...........................................   253,094   1,833,923
                                                                     -----------
Total Consumer Staples....................................            28,634,397
                                                                     -----------
Energy -- (18.7%)
  *Advantage Oil & Gas, Ltd............................... 1,098,231   4,349,538
  #Akita Drilling, Ltd. Class A...........................    42,000     464,837
 #*Anderson Energy, Ltd...................................   722,895     118,396
 #*Angle Energy, Inc......................................   364,568   1,114,566
  *Antrim Energy, Inc.....................................   732,618     123,624
 #*Arsenal Energy, Inc....................................   545,650     227,478
 #*Bankers Petroleum, Ltd................................. 1,007,874   2,521,060
  *Bellatrix Exploration, Ltd.............................   595,484   3,729,718
  *Bengal Energy, Ltd.....................................       600         435
 #*Birchcliff Energy, Ltd.................................   441,234   3,459,972
 #*BlackPearl Resources, Inc.............................. 1,165,485   2,545,106
 #*BNK Petroleum, Inc.....................................   290,319     216,129
  #Bonterra Energy Corp...................................    61,962   3,040,748
  #Calfrac Well Services, Ltd.............................   153,057   3,887,765
  *Calmena Energy Services, Inc...........................   119,771      16,049
  *Calvalley Petroleums, Inc. Class A.....................   226,068     430,841
 #*Canacol Energy, Ltd....................................   127,642     315,477
  #Canadian Energy Services & Technology Corp.............   179,083   2,198,875
   CanElson Drilling, Inc.................................    76,247     345,115
  #Canyon Services Group, Inc.............................   213,370   2,221,700
  #Cathedral Energy Services, Ltd.........................   157,711     648,095
  *Cequence Energy, Ltd...................................   636,649   1,105,897
  *Chinook Energy, Inc....................................   140,019     166,780
 #*Connacher Oil and Gas, Ltd............................. 2,187,935     264,954
 #*Corridor Resources, Inc................................   367,780     222,687
 #*Crew Energy, Inc.......................................   475,961   3,302,365
  *Crocotta Energy, Inc...................................   249,334     809,293
 #*DeeThree Exploration, Ltd..............................   327,994   2,552,457
 #*Delphi Energy Corp.....................................   630,904     832,897
 #*Denison Mines Corp..................................... 2,168,583   2,690,683
  #Enbridge Income Fund Holdings, Inc.....................   203,490   5,009,233
   Enerflex, Ltd..........................................   279,959   3,862,653
   Ensign Energy Services, Inc............................    86,964   1,464,003
 #*Epsilon Energy, Ltd....................................   222,758     933,087
   Equal Energy, Ltd......................................   154,741     575,988
  *Essential Energy Services Trust........................   584,222   1,200,397
 #*Forsys Metals Corp.....................................   109,974      64,405
 #*Gasfrac Energy Services, Inc...........................     1,522       2,145
  *Gran Tierra Energy, Inc................................ 1,176,900   6,541,903
 #*Ithaca Energy, Inc..................................... 1,159,589   1,899,173
  *Ivanhoe Energy, Inc....................................   346,081     450,013
  *Kelt Exploration, Ltd..................................   161,850   1,180,801
 #*Laramide Resources, Ltd................................    20,368      14,152
  *Legacy Oil + Gas, Inc..................................   610,791   3,225,379

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

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Energy -- (Continued)
  *Long Run Exploration, Ltd..............................   497,335 $2,142,472
   McCoy Corp.............................................     4,500     19,832
 #*Mega Uranium, Ltd......................................   796,410     90,910
  *MGM Energy Corp........................................    19,000      3,725
  #Mullen Group, Ltd......................................   393,639  8,541,316
   Niko Resources, Ltd....................................   178,719  1,181,467
  *North American Energy Partners, Inc....................    60,356    243,233
  *NuVista Energy, Ltd....................................   508,900  3,697,601
  *Parex Resources, Inc...................................   331,138  1,479,102
  #Parkland Fuel Corp.....................................   302,007  4,991,232
  #Pason Systems, Inc.....................................   285,137  4,882,241
  #Pengrowth Energy Corp..................................     4,226     21,561
 #*Perpetual Energy, Inc..................................   405,696    483,235
  #PetroBakken Energy, Ltd................................   705,505  6,022,478
 #*Petrobank Energy & Resources, Ltd......................   425,702    287,337
  #Petrominerales, Ltd....................................   384,531  2,122,182
  #PHX Energy Services Corp...............................    79,722    748,593
  *Pine Cliff Energy, Ltd.................................       464        368
  *Platino Energy Corp....................................    44,705     63,012
  #Poseidon Concepts Corp.................................   165,977     44,482
  #Pulse Seismic, Inc.....................................   271,180    842,517
  *Questerre Energy Corp. Class A.........................   745,460    606,757
  *RMP Energy, Inc........................................   555,987  2,124,721
  *Rock Energy, Inc.......................................   114,652    130,875
 #*Santonia Energy, Inc...................................   544,251    788,730
  #Savanna Energy Services Corp...........................   440,521  3,082,707
   Secure Energy Services, Inc............................   437,854  5,645,663
   ShawCor, Ltd...........................................    69,896  2,807,773
  *Sonde Resources Corp...................................    85,873     92,057
 #*Southern Pacific Resource Corp......................... 1,650,425  1,081,225
 #*SouthGobi Resources, Ltd...............................   455,682    827,731
  #Sprott Resource Corp...................................   471,290  2,016,239
  #Spyglass Resources Corp................................   478,784    888,706
   Strad Energy Services, Ltd.............................    12,700     40,339
 #*Surge Energy, Inc......................................   249,705    755,968
 #*TAG Oil, Ltd...........................................   113,822    621,392
 #*Tethys Petroleum, Ltd..................................   412,989    332,047
 #*TORC Oil & Gas, Ltd....................................   231,935    391,374
   Total Energy Services, Inc.............................   126,973  1,761,956
 #*TransGlobe Energy Corp.................................   291,108  2,305,863
  #Trican Well Service, Ltd...............................   643,185  8,401,722
  #Trinidad Drilling, Ltd.................................   538,037  3,674,321
 #*Tuscany International Drilling, Inc....................   275,042     32,761
  #Twin Butte Energy, Ltd................................. 1,089,678  2,412,012
 #*Uex Corp...............................................   608,088    280,670
 #*Ur-Energy, Inc.........................................   309,416    264,130
 #*Uranium One, Inc....................................... 1,029,719  2,861,892
  #Veresen, Inc...........................................   248,643  3,326,922
   Western Energy Services Corp...........................    96,008    669,945
  #Whitecap Resources, Inc................................   553,803  5,683,977
 #*Winstar Resources, Ltd.................................    78,401    178,211
  *Xtreme Drilling and Coil Services Corp.................   128,143    324,348

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
Energy -- (Continued)
  #Zargon Oil & Gas, Ltd.................................. 111,725 $    725,278
   ZCL Composites, Inc....................................  97,800      465,969
                                                                   ------------
Total Energy..............................................          163,860,046
                                                                   ------------
Financials -- (6.3%)
  #AGF Management, Ltd. Class B........................... 341,808    3,901,724
  #Alaris Royalty Corp....................................  49,116    1,313,888
   Altus Group, Ltd.......................................  75,022      627,014
  #Brookfield Real Estate Services, Inc...................   8,075      104,199
   Canaccord Financial, Inc............................... 384,681    2,195,559
  #Canadian Western Bank.................................. 271,572    7,671,784
  #Cash Store Financial Services, Inc. (The)..............  51,170      152,883
   Clairvest Group, Inc...................................   1,900       40,680
  #Davis + Henderson Corp................................. 263,098    6,147,528
   E-L Financial Corp., Ltd...............................   1,467      783,177
  *EGI Financial Holdings, Inc............................  14,650      152,397
   Equitable Group, Inc...................................  52,295    2,003,660
  *Equity Financial Holdings, Inc.........................     800        8,656
   Fiera Capital Corp.....................................  36,300      348,065
   Firm Capital Mortgage Investment Corp..................   2,494       33,915
   First National Financial Corp..........................   9,498      175,262
 #*FirstService Corp...................................... 135,548    4,484,406
 #*Genesis Land Development Corp..........................  71,917      239,140
   Genworth MI Canada, Inc................................ 149,254    3,711,164
   Gluskin Sheff + Associates, Inc........................  63,507    1,122,065
  #GMP Capital, Inc....................................... 292,524    1,556,334
   Guardian Capital Group, Ltd. Class A...................  11,327      149,535
   Home Capital Group, Inc................................ 120,600    6,919,132
  #Killam Properties, Inc................................. 232,881    2,928,783
  *Kingsway Financial Services, Inc.......................  46,281      170,434
   Laurentian Bank of Canada.............................. 127,182    5,581,137
  *Mainstreet Equity Corp.................................  16,062      514,966
   Melcor Developments, Ltd...............................  12,681      225,311
   Pacific & Western Credit Corp..........................   8,800       11,879
  #Sprott Resource Lending Corp........................... 750,703    1,035,761
  #Sprott, Inc............................................ 248,356      791,327
                                                                   ------------
Total Financials..........................................           55,101,765
                                                                   ------------
Health Care -- (1.9%)
   Amica Mature Lifestyles, Inc...........................  17,546      160,229
  *Bioniche Life Sciences, Inc............................   7,176        1,638
 #*Burcon NutraScience Corp...............................  38,838       98,305
 #*Cangene Corp........................................... 140,432      436,302
  #CML HealthCare, Inc.................................... 369,280    2,833,425
  #Extendicare Inc/US..................................... 340,197    1,901,146
  *Imris, Inc.............................................  73,979      233,514
  #Leisureworld Senior Care Corp.......................... 135,932    1,739,206
  #Medical Facilities Corp................................  29,360      436,852
  #Nordion, Inc........................................... 464,108    3,243,159
 #*Oncolytics Biotech, Inc................................  91,887      280,919
  *Paladin Labs, Inc......................................  52,575    2,619,748
  *Patheon, Inc...........................................  14,659       64,314

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CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
Health Care -- (Continued)
  *Prometic Life Sciences, Inc............................ 247,137 $    91,991
  *QLT, Inc............................................... 226,610   1,808,471
 #*Resverlogix Corp....................................... 111,820     374,047
  *Theratechnologies, Inc................................. 150,101      42,462
  *Transition Therapeutics, Inc...........................  50,610     156,735
  *TSO3, Inc.............................................. 138,245     138,595
                                                                   -----------
Total Health Care.........................................          16,661,058
                                                                   -----------
Industrials -- (9.4%)
   Aecon Group, Inc....................................... 286,711   3,528,926
  #AG Growth International, Inc...........................  76,932   2,447,437
 #*Air Canada Class A..................................... 313,328     914,372
   Algoma Central Corp....................................  26,690     373,546
  *Armtec Infrastructure, Inc.............................  31,542      72,010
  *ATS Automation Tooling Systems, Inc.................... 423,220   4,272,319
   Badger Daylighting, Ltd................................  23,196   1,018,142
  #Bird Construction, Inc.................................  84,052   1,090,436
  #Black Diamond Group, Ltd............................... 156,399   3,286,483
   CanWel Building Materials Group, Ltd................... 119,597     289,659
   Cervus Equipment Corp..................................   3,580      73,096
   Chorus Aviation, Inc...................................   7,593      28,941
   Churchill Corp. Class A................................  91,759     670,352
   Clarke, Inc............................................  44,894     193,845
  #Contrans Group, Inc. Class A...........................  94,685   1,011,277
  #DirectCash Payments, Inc...............................  35,598     954,038
  #Exchange Income Corp...................................  38,940   1,058,293
   Exco Technologies, Ltd.................................  73,295     407,417
   Genivar, Inc........................................... 166,032   4,120,105
  *GLV, Inc. Class A......................................  89,850     262,206
  #Heroux-Devtek, Inc..................................... 110,947     871,101
  #HNZ Group, Inc.........................................  23,888     521,650
   Horizon North Logistics, Inc........................... 330,070   1,949,393
  #IBI Group, Inc.........................................  34,701     158,444
   K-Bro Linen, Inc.......................................  13,544     436,925
  #Morneau Shepell, Inc................................... 159,952   2,113,218
  #New Flyer Industries, Inc..............................  72,477     694,231
   Newalta Corp........................................... 177,297   2,440,924
   Richelieu Hardware, Ltd................................  64,393   2,534,302
  #Ritchie Bros Auctioneers, Inc.......................... 244,637   4,953,690
   Rocky Mountain Dealerships, Inc........................  60,541     766,190
  #Russel Metals, Inc..................................... 277,136   7,496,110
   Stantec, Inc........................................... 200,461   8,571,998
  #Student Transportation, Inc............................ 323,369   2,092,775
   Toromont Industries, Ltd............................... 138,914   3,061,086
  #Transcontinental, Inc. Class A......................... 305,702   3,935,634
   TransForce, Inc........................................ 337,726   6,664,343
   Vicwest, Inc...........................................  38,493     420,674
  #Wajax Corp.............................................  69,248   2,370,014
   WaterFurnace Renewable Energy, Inc.....................  34,616     551,135
 #*Westport Innovations, Inc.............................. 125,441   3,913,455
                                                                   -----------
Total Industrials.........................................          82,590,192
                                                                   -----------


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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
Information Technology -- (4.1%)
 #*5N Plus, Inc...........................................   219,748 $   407,890
   Aastra Technologies, Ltd...............................    33,028     619,613
   Absolute Software Corp.................................   175,557   1,139,652
   Calian Technologies, Ltd...............................    18,582     385,123
  *Celestica, Inc.........................................   874,907   7,555,403
  *COM DEV International, Ltd.............................   377,275   1,374,360
   Computer Modelling Group, Ltd..........................   124,987   2,501,105
   Constellation Software, Inc............................     7,719   1,053,514
  *Descartes Systems Group, Inc. (The)....................   262,529   2,605,876
 #*DragonWave, Inc........................................   162,023     318,433
   Enghouse Systems, Ltd..................................    52,143   1,187,315
  #Evertz Technologies, Ltd...............................   133,981   2,081,297
 #*EXFO, Inc..............................................   104,830     479,693
  *Hemisphere GPS, Inc....................................    20,300      15,515
   MacDonald Dettwiler & Associates, Ltd..................    85,470   6,173,658
   Mediagrif Interactive Technologies, Inc................     7,276     143,361
  *Points International, Ltd..............................    37,659     654,159
 #*Pure Technologies, Ltd.................................    16,334      85,119
  *Redknee Solutions, Inc.................................   127,436     398,455
 #*Sandvine Corp..........................................   608,676   1,238,559
  *Sierra Wireless, Inc...................................   133,764   1,479,112
  *Smart Technologies, Inc. Class A.......................     4,278       6,327
   Softchoice Corp........................................    31,238     620,450
   Vecima Networks, Inc...................................    17,709      78,222
  #Wi-Lan, Inc............................................   765,533   3,024,290
   Wireless Matrix Corp...................................   102,939       4,087
                                                                     -----------
Total Information Technology..............................            35,630,588
                                                                     -----------
Materials -- (19.7%)
   Aberdeen International, Inc............................   122,333      28,536
   Acadian Timber Corp....................................     5,650      79,917
 #*Ainsworth Lumber Co., Ltd..............................   330,402   1,279,039
  #Alacer Gold Corp.......................................   750,454   2,249,611
  #Alamos Gold, Inc.......................................   470,720   6,574,054
 #*Alexco Resource Corp...................................   278,307     566,310
 #*Almaden Minerals, Ltd..................................    98,343     166,923
 #*Altius Minerals Corp...................................   112,600   1,199,263
   Amerigo Resources, Ltd.................................   553,854     329,855
  *Argonaut Gold, Inc.....................................   368,728   2,335,088
 #*Asanko Gold, Inc.......................................   271,644     687,570
  *Atna Resources, Ltd....................................   604,779     372,190
 #*Augusta Resource Corp..................................   308,545     762,596
 #*Aura Minerals, Inc.....................................   530,169     147,350
  #AuRico Gold, Inc....................................... 1,179,127   6,062,711
 #*Aurizon Mines, Ltd.....................................   694,168   2,976,630
 #*Avalon Rare Metals, Inc................................   352,025     373,881
  *B2Gold Corp............................................ 1,670,450   4,194,986
 #*Brigus Gold Corp.......................................   912,312     633,896
 #*Canada Lithium Corp....................................   922,596     540,306
  *Canam Group, Inc. Class A..............................   194,100   1,849,581
  #Canexus Corp...........................................   434,301   4,065,173
  *Canfor Corp............................................   411,155   8,586,730

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
  #Canfor Pulp Products, Inc..............................   202,846 $1,906,746
 #*Capstone Mining Corp................................... 1,468,039  2,972,653
  *Cardero Resource Corp..................................   319,643     63,456
  *Carpathian Gold, Inc...................................   587,371    139,927
   Cascades, Inc..........................................   489,976  2,392,855
   CCL Industries, Inc. Class B...........................   111,467  6,966,065
   Centerra Gold, Inc.....................................   101,318    423,394
 #*China Gold International Resources Corp., Ltd..........   727,257  2,064,574
  *Claude Resources, Inc..................................   934,700    269,058
  *Cline Mining Corp......................................    14,600        725
 #*Copper Mountain Mining Corp............................   637,731  1,278,690
  *Dominion Diamond Corp..................................   350,441  5,555,157
 #*Duluth Metals, Ltd.....................................   388,214    620,403
 #*Dundee Precious Metals, Inc............................   441,038  2,828,037
  *Dynasty Metals & Mining, Inc...........................   108,369    112,946
 #*Eastern Platinum, Ltd.................................. 3,210,960    286,849
  *Eastmain Resources, Inc................................   274,250    130,667
  *Eco Oro Minerals Corp..................................   261,445    217,990
  *EcoSynthetix, Inc......................................     1,500      5,390
  *Elgin Mining, Inc......................................    16,362      4,791
 #*Endeavour Mining Corp.................................. 1,378,843  1,491,825
  *Endeavour Silver Corp..................................   389,940  2,035,917
  *Energy Fuels, Inc...................................... 2,398,488    309,498
 #*Entree Gold, Inc.......................................   286,898     82,585
 #*Excellon Resources, Inc................................   926,900    312,815
 #*Exeter Resource Corp...................................    70,137     63,353
 #*First Majestic Silver Corp.............................   431,070  5,314,301
 #*Fortress Paper, Ltd. Class A...........................    69,284    546,047
  *Fortuna Silver Mines, Inc..............................   750,906  2,340,409
  *Fortune Minerals, Ltd..................................   214,672     78,841
 #*Golden Star Resources, Ltd............................. 1,155,362  1,250,032
 #*Goldgroup Mining, Inc..................................   112,715     17,901
 #*Great Panther Silver, Ltd..............................   708,280    703,042
 #*Guyana Goldfields, Inc.................................   441,183    788,257
  *Hanfeng Evergreen, Inc.................................    45,837     64,607
   HudBay Minerals, Inc...................................   804,774  6,390,582
  *Imperial Metals Corp...................................   181,428  2,245,677
  *International Forest Products, Ltd. Class A............   290,627  3,000,170
  #International Minerals Corp............................    77,900    228,106
 #*International Tower Hill Mines, Ltd....................   220,027    220,584
   Intertape Polymer Group, Inc...........................   310,229  3,448,871
 #*Jaguar Mining, Inc.....................................   274,437    125,307
  *Katanga Mining, Ltd.................................... 1,025,162    697,043
 #*Kirkland Lake Gold, Inc................................   247,980    831,974
 #*Labrador Iron Mines Holdings, Ltd......................   123,133     70,889
 #*Lake Shore Gold Corp................................... 1,419,989    577,890
  *Lucara Diamond Corp....................................    13,500      8,442
 #*MAG Silver Corp........................................   119,540    912,465
   Major Drilling Group International.....................   334,542  2,500,473
 #*MBAC Fertilizer Corp...................................   120,072    266,972
  *McEwen Mining - Minera Andes Andes Acquisition Corp....   318,064    729,295
 #*Mercator Minerals, Ltd.................................   905,221    251,588

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

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
Materials -- (Continued)
  #Migao Corp.............................................   169,168 $    221,650
   Minco Base Metals Corp.................................     2,780           --
 #*Minco Silver Corp......................................   125,224      131,756
 #*Nautilus Minerals, Inc.................................    89,354       21,286
 #*Nevada Copper Corp.....................................   160,491      401,447
   Nevsun Resources, Ltd..................................   856,544    3,205,291
 #*New Millennium Iron Corp...............................    55,528       49,054
  *NGEx Resources, Inc....................................   220,730      558,699
  *Norbord, Inc...........................................   117,968    3,934,413
 #*North American Palladium, Ltd..........................   565,789      769,399
 #*Northern Dynasty Minerals, Ltd.........................   148,624      390,941
 #*Novagold Resources, Inc................................   454,797    1,119,556
 #*OceanaGold Corp........................................ 1,185,016    2,564,231
  *Oromin Explorations, Ltd...............................   168,799       50,265
  *Orvana Minerals Corp...................................   302,452      228,164
 #*Petaquilla Minerals, Ltd...............................   528,482      209,830
  *Phoscan Chemical Corp..................................   432,579      109,492
  *Pilot Gold, Inc........................................    58,750       76,393
 #*Platinum Group Metals, Ltd.............................   241,887      302,524
 #*Polymet Mining Corp....................................   423,377      470,676
 #*Primero Mining Corp....................................   350,056    2,067,431
 #*Richmont Mines, Inc....................................   114,244      238,138
 #*Rubicon Minerals Corp..................................   508,405      883,129
 #*Sabina Gold & Silver Corp..............................   383,055      456,267
 #*San Gold Corp.......................................... 1,018,995      197,235
 #*Sandstorm Gold, Ltd....................................    88,184      712,510
 #*Scorpio Mining Corp....................................   978,870      446,950
 #*Seabridge Gold, Inc....................................   115,135    1,307,404
  #SEMAFO, Inc............................................ 1,122,420    2,127,969
   Sherritt International Corp............................ 1,571,926    7,349,021
  *Shore Gold, Inc........................................   242,302       43,292
 #*Silver Standard Resources, Inc.........................   340,397    2,442,871
 #*St Andrew Goldfields, Ltd..............................   774,028      284,273
   Stella-Jones, Inc......................................    33,040    2,671,207
  *Stornoway Diamond Corp.................................   297,297      174,108
 #*Sulliden Gold Corp., Ltd...............................   659,525      582,637
 #*Tanzanian Royalty Exploration Corp.....................   348,539    1,041,344
  *Taseko Mines, Ltd......................................   955,518    2,247,831
 #*Tembec, Inc............................................   360,559    1,209,677
 #*Teranga Gold Corp......................................   166,166      145,145
 #*Thompson Creek Metals Co., Inc.........................   859,299    2,567,363
   Timminco Ltd...........................................    69,822           28
 #*Timmins Gold Corp......................................   869,574    2,054,282
  *US Silver & Gold, Inc..................................    59,933       54,136
 #*Veris Gold Corp........................................   158,868      219,193
  *Virginia Mines, Inc....................................    83,062      783,254
  *Wesdome Gold Mines, Ltd................................   325,464      174,451
   West Fraser Timber Co., Ltd............................   126,174   11,016,194
 #*Western Forest Products, Inc...........................   484,980      620,998
   Winpak, Ltd............................................    72,660    1,351,579
                                                                     ------------
Total Materials...........................................            172,493,311
                                                                     ------------


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

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CONTINUED


                                                             SHARES      VALUE++
                                                           ----------- ------------
Real Estate Investment Trusts -- (0.4%)
  #Granite REIT...........................................      99,246 $  3,935,554
                                                                       ------------
Telecommunication Services -- (0.2%)
  *Axia NetMedia Corp.....................................     182,767      252,167
   Manitoba Telecom Services, Inc.........................      52,185    1,691,759
                                                                       ------------
Total Telecommunication Services..........................                1,943,926
                                                                       ------------
Utilities -- (4.2%)
  #Algonquin Power & Utilities Corp.......................     747,582    5,906,747
  *Alterra Power Corp.....................................   1,066,070      354,493
  *Boralex, Inc. Class A..................................      97,733      978,834
   Capital Power Corp.....................................     320,785    7,008,266
   Capstone Infrastructure Corp...........................     369,578    1,507,733
   Innergex Renewable Energy, Inc.........................     289,677    2,927,105
  #Just Energy Group, Inc.................................     583,478    3,915,144
  *Maxim Power Corp.......................................      92,234      247,190
  #Northland Power, Inc...................................     250,207    4,855,374
  *Ram Power Corp.........................................     620,037      123,090
  #Superior Plus Corp.....................................     565,997    7,303,550
   Valener, Inc...........................................     130,410    2,090,547
                                                                       ------------
Total Utilities...........................................               37,218,073
                                                                       ------------
TOTAL COMMON STOCKS.......................................              665,877,230
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Duluth Metals, Ltd. Warrants 07/31/13..................      24,225       10,820
  *Nautilus Minerals, Inc. Rights 05/31/13................      89,354        1,774
                                                                       ------------
TOTAL RIGHTS/WARRANTS.....................................                   12,594
                                                                       ------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)      VALUE+
                                                           ----------- ------------
SECURITIES LENDING COLLATERAL -- (24.1%)
(S)@DFA Short Term Investment Fund........................  18,236,819  211,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $20,857 FNMA,
     rates ranging from 3.000% to 3.500%, maturities
     ranging from 09/01/32 to 08/01/42, valued at
     $21,317) to be repurchased at $20,899................ $        21       20,899
                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL.......................              211,020,899
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $996,687,411).........             $876,910,723
                                                                       ============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                               SHARES     VALUE++
                                                              --------- -----------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina........................................         1 $        --
                                                                        -----------
BRAZIL -- (8.3%)
   AES Tiete SA..............................................    42,384     390,422
   All America Latina Logistica SA...........................   441,531   2,233,309
   Arteris SA................................................   100,300   1,110,406
   Banco Bradesco SA.........................................   543,682   9,307,064
   Banco do Brasil SA........................................   587,392   7,407,172
   Banco Santander Brasil SA.................................    52,300     384,261
   Banco Santander Brasil SA ADR.............................   726,366   5,389,636
   BM&FBovespa SA............................................ 1,706,408  11,829,503
   BR Malls Participacoes SA.................................   302,923   3,574,666
  #Braskem SA Sponsored ADR..................................   153,394   2,707,404
   BRF SA....................................................     7,600     188,523
  #BRF SA ADR................................................   564,360  14,013,059
   CCR SA....................................................   668,168   6,545,592
   Centrais Eletricas Brasileiras SA.........................    70,900     191,358
  #Centrais Eletricas Brasileiras SA ADR.....................    86,923     449,392
  #Centrais Eletricas Brasileiras SA Sponsored ADR...........   100,200     269,538
   CETIP SA - Mercados Organizados...........................   147,600   1,743,240
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR....    85,830   4,768,715
  #Cia de Bebidas das Americas ADR...........................   622,039  26,138,079
   Cia de Saneamento Basico do Estado de Sao Paulo...........    66,000     927,942
  #Cia de Saneamento Basico do Estado de Sao Paulo ADR.......   178,668   2,554,952
   Cia Energetica de Minas Gerais............................    46,775     589,845
   Cia Hering................................................   108,600   2,209,182
   Cia Paranaense de Energia.................................     8,900     125,443
   Cia Paranaense de Energia Sponsored ADR...................    55,300     986,552
   Cia Siderurgica Nacional SA...............................   633,652   2,511,488
  #Cia Siderurgica Nacional SA Sponsored ADR.................    44,469     177,876
   Cielo SA..................................................   273,475   7,212,944
   Cosan SA Industria e Comercio.............................   130,069   3,066,527
   CPFL Energia SA...........................................    62,260     665,932
  #CPFL Energia SA ADR.......................................    33,459     716,023
   Cyrela Brazil Realty SA Empreendimentos e Participacoes...   295,797   2,670,046
   Duratex SA................................................   258,830   1,945,672
   EcoRodovias Infraestrutura e Logistica SA.................   126,788   1,099,474
   EDP - Energias do Brasil SA...............................   236,900   1,445,732
   Embraer SA................................................   164,400   1,434,674
   Embraer SA ADR............................................    94,082   3,286,284
 #*Fibria Celulose SA Sponsored ADR..........................   514,098   5,495,708
   Gerdau SA.................................................   128,907     882,038
  #Gerdau SA Sponsored ADR...................................     9,025      70,846
   Grendene SA...............................................     1,000      11,396
   Guararapes Confeccoes SA..................................     6,056     315,399
  *Hypermarcas SA............................................   939,724   7,505,580
   Itau Unibanco Holding SA..................................   204,042   3,456,195
   Itau Unibanco Holding SA ADR..............................   153,946   2,590,911
   JBS SA....................................................   701,336   2,211,886
   Kroton Educacional SA.....................................   158,184   2,208,212
   Localiza Rent a Car SA....................................   107,200   1,903,694

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

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CONTINUED

                                                             SHARES      VALUE++
                                                           ----------- ------------
BRAZIL -- (Continued)
   Lojas Americanas SA....................................     106,410 $    850,961
   Lojas Renner SA........................................     103,287    3,921,370
   M Dias Branco SA.......................................      26,000    1,162,804
   MRV Engenharia e Participacoes SA......................     203,540      875,911
   Multiplan Empreendimentos Imobiliarios SA..............      65,800    1,878,215
   Multiplus SA...........................................      38,657      637,215
   Natura Cosmeticos SA...................................     117,400    2,940,941
   Odontoprev SA..........................................       7,800       38,907
   Oi SA..................................................     179,758      522,900
   Oi SA ADR (670851104)..................................       7,319       20,713
  #Oi SA ADR (670851203)..................................     107,889      257,855
   Petroleo Brasileiro SA.................................      98,000      937,998
  #Petroleo Brasileiro SA ADR.............................   1,246,739   23,875,052
   Petroleo Brasileiro SA Sponsored ADR...................   1,722,575   34,399,823
   Porto Seguro SA........................................     121,199    1,503,516
   Raia Drogasil SA.......................................     172,800    1,856,904
   Souza Cruz SA..........................................     320,870    4,926,716
   Tim Participacoes SA...................................     288,200    1,205,665
   Tim Participacoes SA ADR...............................      63,679    1,328,344
   Totvs SA...............................................      92,875    1,747,716
   Tractebel Energia SA...................................     115,000    2,046,807
   Transmissora Alianca de Energia Eletrica SA............     167,020    1,925,854
   Ultrapar Participacoes SA..............................       9,500      252,653
   Ultrapar Participacoes SA Sponsored ADR................     254,308    6,782,394
  *Usinas Siderurgicas de Minas Gerais SA.................      39,100      196,599
  #Vale SA Sponsored ADR (91912E105)......................   1,249,020   21,345,752
   Vale SA Sponsored ADR (91912E204)......................     502,843    8,176,227
   WEG SA.................................................     248,866    3,293,751
                                                                       ------------
TOTAL BRAZIL..............................................              287,829,355
                                                                       ------------
CHILE -- (1.9%)
   AES Gener SA...........................................   1,535,803    1,115,287
   Aguas Andinas SA Class A...............................   1,645,260    1,310,059
  #Banco de Chile ADR.....................................      34,582    3,230,304
   Banco de Credito e Inversiones.........................      27,121    1,946,479
  #Banco Santander Chile ADR..............................     124,303    3,311,432
   Banmedica SA...........................................      18,056       47,921
   CAP SA.................................................      60,471    1,906,772
   Cencosud SA............................................     906,073    5,116,874
   Cencosud SA ADR........................................       8,408      143,020
   CFR Pharmaceuticals SA.................................   1,737,925      448,366
   Cia Cervecerias Unidas SA..............................       8,013      138,669
   Cia Cervecerias Unidas SA ADR..........................      37,792    1,304,958
   Colbun SA..............................................   5,243,789    1,614,501
   Corpbanca SA........................................... 109,762,582    1,503,278
   Corpbanca SA ADR.......................................      22,366      458,056
   E.CL SA................................................     346,010      722,216
   Embotelladora Andina SA Class A ADR....................      23,068      728,718
  #Embotelladora Andina SA Class B ADR....................      19,587      800,129
   Empresa Nacional de Electricidad SA Sponsored ADR......      86,185    4,594,522
   Empresas CMPC SA.......................................     938,934    3,469,042
   Empresas COPEC SA......................................     378,881    5,430,400

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

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CONTINUED

                                                              SHARES     VALUE++
                                                            ---------- -----------
CHILE -- (Continued)
   Enersis SA Sponsored ADR................................    478,616 $ 9,036,270
   ENTEL Chile SA..........................................    101,164   1,950,460
   Inversiones Aguas Metropolitanas SA.....................     70,279     149,213
  #Latam Airlines Group SA Sponsored ADR...................    179,633   3,718,403
   Molibdenos y Metales SA.................................     20,809     368,946
   Ripley Corp. SA.........................................    704,487     732,984
   SACI Falabella..........................................    394,826   4,514,573
   Sigdo Koppers SA........................................    338,893     891,578
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR.....     91,271   4,517,002
   Sonda SA................................................    357,593   1,237,661
                                                                       -----------
TOTAL CHILE................................................             66,458,093
                                                                       -----------
CHINA -- (13.8%)
   Agile Property Holdings, Ltd............................  1,754,000   2,273,954
   Agricultural Bank of China, Ltd. Class H................ 16,186,000   7,777,127
   Air China, Ltd. Class H.................................  1,312,000   1,065,271
 #*Aluminum Corp. of China, Ltd. ADR.......................    112,680   1,087,362
  *Aluminum Corp. of China, Ltd. Class H...................    212,000      81,202
 #*Angang Steel Co., Ltd. Class H..........................  1,422,000     839,050
  #Anhui Conch Cement Co., Ltd. Class H....................    825,500   2,997,023
   Bank of China, Ltd. Class H............................. 56,613,100  26,525,169
   Bank of Communications Co., Ltd. Class H................  6,152,515   4,899,601
   BBMG Corp. Class H......................................    753,500     607,756
   Beijing Capital International Airport Co., Ltd. Class H.    198,000     137,043
  #Beijing Enterprises Holdings, Ltd.......................    668,972   5,003,987
   Belle International Holdings, Ltd.......................  2,941,000   4,815,639
  *Brilliance China Automotive Holdings, Ltd...............  1,614,000   1,980,258
  *Byd Co., Ltd. Class H...................................    415,886   1,494,324
   China Agri-Industries Holdings, Ltd.....................     93,662      45,910
   China BlueChemical, Ltd.................................  1,502,000     919,552
   China CITIC Bank Corp., Ltd. Class H....................  6,000,928   3,385,811
   China Coal Energy Co., Ltd. Class H.....................  3,309,777   2,554,951
   China Communications Construction Co., Ltd. Class H.....  3,568,000   3,429,133
   China Communications Services Corp., Ltd. Class H.......  2,892,000   2,114,887
   China Construction Bank Corp. Class H................... 54,255,590  45,537,284
  *China COSCO Holdings Co., Ltd. Class H..................  1,911,500     807,441
 #*China Eastern Airlines Corp., Ltd. ADR..................      2,800      57,540
 #*China Eastern Airlines Corp., Ltd. Class H..............  1,032,000     414,613
   China Foods, Ltd........................................     20,000      10,217
   China Gas Holdings, Ltd.................................  1,114,000   1,096,429
  #China Life Insurance Co., Ltd. ADR......................    329,354  13,727,475
   China Longyuan Power Group Corp. Class H................  1,387,000   1,272,176
   China Mengniu Dairy Co., Ltd............................    805,000   2,271,169
   China Merchants Bank Co., Ltd. Class H..................  2,871,534   6,133,920
   China Merchants Holdings International Co., Ltd.........    979,321   3,094,001
  #China Minsheng Banking Corp., Ltd. Class H..............  4,072,000   5,228,049
  #China Mobile, Ltd. Sponsored ADR........................    797,691  44,064,451
   China Molybdenum Co., Ltd. Class H......................    798,322     309,501
  #China National Building Material Co., Ltd. Class H......  2,083,916   2,469,834
  #China Oilfield Services, Ltd. Class H...................  1,028,000   2,032,341
   China Overseas Land & Investment, Ltd...................  2,694,000   8,242,839
   China Pacific Insurance Group Co., Ltd. Class H.........  1,642,000   5,907,556

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

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CONTINUED

                                                                SHARES     VALUE++
                                                              ---------- -----------
CHINA -- (Continued)
  #China Petroleum & Chemical Corp. ADR......................    106,449 $11,769,001
   China Petroleum & Chemical Corp. Class H..................  4,096,000   4,520,197
   China Railway Construction Corp., Ltd. Class H............  2,554,000   2,581,980
   China Railway Group, Ltd. Class H.........................  2,143,000   1,131,179
  #China Resources Cement Holdings, Ltd......................  1,416,000     819,792
  #China Resources Enterprise, Ltd...........................  1,025,000   3,518,965
   China Resources Gas Group, Ltd............................    572,000   1,606,036
   China Resources Land, Ltd.................................  1,430,000   4,325,003
   China Resources Power Holdings Co., Ltd...................  1,024,000   3,366,095
   China Shenhua Energy Co., Ltd. Class H....................  2,425,500   8,600,491
  *China Shipping Container Lines Co., Ltd. Class H..........  4,653,000   1,113,205
   China Southern Airlines Co., Ltd. Class H.................    980,000     518,172
  #China Southern Airlines Co., Ltd. Sponsored ADR...........     10,900     290,485
   China State Construction International Holdings, Ltd......  1,120,000   1,634,018
  *China Taiping Insurance Holdings Co., Ltd.................    536,800     912,994
  #China Telecom Corp., Ltd. ADR.............................     49,067   2,526,950
   China Telecom Corp., Ltd. Class H.........................  2,804,000   1,433,019
  #China Unicom Hong Kong, Ltd. ADR..........................    470,600   6,790,758
   Chongqing Rural Commercial Bank Class H...................     26,000      14,181
  #CITIC Pacific, Ltd........................................  1,669,000   2,028,056
  #CITIC Securities Co., Ltd. Class H........................    653,500   1,485,144
   CNOOC, Ltd................................................  1,170,000   2,185,437
   CNOOC, Ltd. ADR...........................................    107,285  20,098,772
   COSCO Pacific, Ltd........................................  2,165,997   2,877,536
  *Country Garden Holdings Co., Ltd..........................  3,626,769   2,059,448
  #CSR Corp., Ltd............................................  1,377,000     905,560
   Datang International Power Generation Co., Ltd. Class H...  1,532,000     671,550
  #Dongfang Electric Corp., Ltd. Class H.....................    255,600     359,816
   Dongfeng Motor Group Co., Ltd. Class H....................  2,002,000   3,001,307
  #ENN Energy Holdings, Ltd..................................    476,000   2,758,901
  #Evergrande Real Estate Group, Ltd.........................  5,626,000   2,309,229
   Fosun International, Ltd..................................  1,717,441   1,224,150
  #GCL-Poly Energy Holdings, Ltd.............................  5,826,814   1,184,108
   Geely Automobile Holdings, Ltd............................  3,120,000   1,576,779
  #Golden Eagle Retail Group, Ltd............................    414,000     726,366
  #Great Wall Motor Co., Ltd. Class H........................    703,500   3,056,691
   Guangdong Investment, Ltd.................................  1,564,000   1,508,176
  #Guangshen Railway Co., Ltd. Sponsored ADR.................     29,254     731,057
   Guangzhou Automobile Group Co., Ltd. Class H..............  1,996,259   1,645,398
 #*Guangzhou Pharmaceutical Co., Ltd. Class H................    138,000     451,245
  #Guangzhou R&F Properties Co., Ltd.........................  1,225,600   2,224,012
  *Haier Electronics Group Co., Ltd..........................    568,000   1,015,541
   Hengan International Group Co., Ltd.......................    467,500   4,851,555
  *Huadian Power International Co. Class H...................    856,000     470,327
   Huaneng Power International, Inc. Class H.................    368,000     426,388
  #Huaneng Power International, Inc. Sponsored ADR...........     34,452   1,598,573
   Industrial & Commercial Bank of China, Ltd. Class H....... 48,967,185  34,517,198
   Jiangsu Expressway Co., Ltd. Class H......................    764,000     840,084
   Jiangxi Copper Co., Ltd. Class H..........................  1,023,000   2,002,127
   Kunlun Energy Co., Ltd....................................  2,042,000   4,012,396
   Lenovo Group, Ltd.........................................  3,967,278   3,634,307
  #Longfor Properties Co., Ltd...............................    942,000   1,573,580

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CONTINUED

                                                               SHARES     VALUE++
                                                              --------- ------------
CHINA -- (Continued)
 #*Metallurgical Corp. of China, Ltd. Class H................ 2,646,000 $    540,068
   New China Life Insurance Co., Ltd. Class H................    84,700      316,207
   New World China Land, Ltd................................. 2,554,000    1,127,821
  #Nine Dragons Paper Holdings, Ltd.......................... 1,905,000    1,659,737
   PetroChina Co., Ltd. ADR..................................   145,110   18,553,765
   PetroChina Co., Ltd. Class H..............................   546,000      695,947
   PICC Property & Casualty Co., Ltd. Class H................ 1,672,000    2,151,455
   Ping An Insurance Group Co. of China, Ltd. Class H........ 1,270,500   10,075,614
   Shandong Weigao Group Medical Polymer Co., Ltd. Class H... 1,004,000      967,159
   Shanghai Electric Group Co., Ltd. Class H................. 2,392,000      837,590
   Shanghai Industrial Holdings, Ltd.........................   701,274    2,228,172
   Shanghai Pharmaceuticals Holding Co., Ltd. Class H........   226,400      466,912
   Shenzhou International Group Holdings, Ltd................    11,000       32,246
  #Shimao Property Holdings, Ltd............................. 1,956,371    4,227,231
  #Sino-Ocean Land Holdings, Ltd............................. 2,300,315    1,518,531
   Sinopec Shanghai Petrochemical Co., Ltd. Class H..........   952,000      328,290
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR....     6,545      222,661
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Class H..........   888,000      199,475
  #Sinopharm Group Co., Ltd. Class H.........................   526,400    1,568,679
  #SOHO China, Ltd........................................... 2,899,263    2,505,231
  #Sun Art Retail Group, Ltd................................. 1,511,000    2,105,171
   Tencent Holdings, Ltd.....................................   689,200   23,758,321
   Tingyi Cayman Islands Holding Corp........................ 1,242,000    3,444,307
   Tsingtao Brewery Co., Ltd. Class H........................   178,000    1,192,809
   Uni-President China Holdings, Ltd.........................   759,000      826,229
   Want Want China Holdings, Ltd............................. 3,772,000    5,992,222
  #Weichai Power Co., Ltd. Class H...........................   364,200    1,274,565
  #Yanzhou Coal Mining Co., Ltd. Class H.....................   326,000      341,137
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR...............   108,916    1,144,707
   Zhaojin Mining Industry Co., Ltd..........................   553,000      618,276
   Zhejiang Expressway Co., Ltd. Class H.....................   876,000      688,810
  #Zhuzhou CSR Times Electric Co., Ltd. Class H..............   276,000      761,528
  #Zijin Mining Group Co., Ltd. Class H...................... 3,841,000    1,139,344
  #Zoomlion Heavy Industry Science and Technology Co., Ltd... 1,066,200    1,071,541
  #ZTE Corp. Class H.........................................   460,838      778,987
                                                                        ------------
TOTAL CHINA..................................................            479,555,926
                                                                        ------------
COLOMBIA -- (0.6%)
   Almacenes Exito SA........................................   122,048    2,000,825
   Banco de Bogota SA........................................     6,512      224,787
   Bancolombia SA............................................    75,718    1,244,622
  #Bancolombia SA Sponsored ADR..............................    76,040    5,153,231
   Cementos Argos SA.........................................   155,751      695,513
  #Ecopetrol SA Sponsored ADR................................   220,479   10,488,186
   Empresa de Energia de Bogota SA...........................   703,596      526,227
   Grupo Aval Acciones y Valores.............................   429,243      297,516
   Grupo Nutresa SA..........................................     7,131       98,306
   Interconexion Electrica SA ESP............................   209,669      965,007
   Isagen SA ESP.............................................   622,615      866,503
                                                                        ------------
TOTAL COLOMBIA...............................................             22,560,723
                                                                        ------------

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CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S................................................ 198,179 $ 5,749,420
   Komercni Banka A.S.....................................  14,730   2,820,578
   Philip Morris CR A.S...................................     276     157,338
   Telefonica Czech Republic A.S.......................... 142,100   2,055,839
  *Unipetrol A.S..........................................   3,920      34,413
                                                                   -----------
TOTAL CZECH REPUBLIC......................................          10,817,588
                                                                   -----------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. GDR......... 243,279   1,060,891
  *Egyptian Financial Group-Hermes Holding GDR............     563       1,688
  *Orascom Telecom Holding S.A.E. GDR..................... 408,269   1,377,368
                                                                   -----------
TOTAL EGYPT...............................................           2,439,947
                                                                   -----------
HUNGARY -- (0.3%)
   EGIS Pharmaceuticals P.L.C.............................   3,146     248,633
   Magyar Telekom Telecommunications P.L.C................ 361,187     668,028
   MOL Hungarian Oil and Gas P.L.C........................  40,682   2,891,727
   OTP Bank P.L.C......................................... 237,504   4,958,674
   Richter Gedeon Nyrt....................................  13,851   2,056,056
  *Tisza Chemical Group P.L.C.............................  23,981     208,051
                                                                   -----------
TOTAL HUNGARY.............................................          11,031,169
                                                                   -----------
INDIA -- (7.3%)
   ABB, Ltd...............................................  46,035     448,385
   ACC, Ltd...............................................  49,848   1,143,063
   Adani Enterprises, Ltd................................. 179,122     725,142
   Adani Ports and Special Economic Zone.................. 308,041     828,961
  *Adani Power, Ltd....................................... 722,177     652,857
   Aditya Birla Nuvo, Ltd.................................  33,850     660,389
   Allahabad Bank......................................... 168,800     422,216
   Ambuja Cements, Ltd.................................... 692,303   2,418,751
   Apollo Hospitals Enterprise, Ltd.......................  61,825     954,058
   Ashok Leyland, Ltd..................................... 667,374     288,462
   Asian Paints, Ltd......................................  26,431   2,301,701
   Axis Bank, Ltd......................................... 227,689   6,307,567
   Bajaj Auto, Ltd........................................  88,932   3,107,639
   Bajaj Finserv, Ltd.....................................  38,658     533,104
   Bajaj Holdings and Investment, Ltd.....................  25,772     425,440
   Bank of Baroda.........................................  46,962     609,951
   Bank of India.......................................... 129,585     795,053
   Bharat Electronics, Ltd................................  13,836     300,733
   Bharat Forge, Ltd......................................  17,323      74,377
   Bharat Heavy Electricals, Ltd.......................... 565,087   2,031,353
   Bharat Petroleum Corp., Ltd............................ 148,062   1,142,662
   Bharti Airtel, Ltd..................................... 712,612   4,210,165
   Bhushan Steel, Ltd. (6288521)..........................  44,525     376,010
  *Bhushan Steel, Ltd. (B8KHHS3)..........................   2,899      13,937
   Bosch, Ltd.............................................  11,944   1,972,486
   Cadila Healthcare, Ltd.................................  25,295     373,431
   Cairn India, Ltd....................................... 401,975   2,331,006
   Canara Bank............................................ 102,716     794,042

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CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
   Cipla, Ltd.............................................   319,836 $ 2,414,468
   Colgate-Palmolive India, Ltd...........................    32,290     868,923
   Container Corp. Of India...............................    29,463     614,925
   Coromandel International, Ltd..........................    25,233      91,161
   Corp. Bank.............................................     6,356      44,705
   CRISIL, Ltd............................................     6,575     109,484
   Crompton Greaves, Ltd..................................   169,046     288,988
   Cummins India, Ltd.....................................    54,426     515,049
   Dabur India, Ltd.......................................   495,434   1,362,039
  *Dish TV India, Ltd.....................................   218,853     276,842
   Divi's Laboratories, Ltd...............................    34,074     678,299
   DLF, Ltd...............................................   409,046   1,807,283
   Dr Reddy's Laboratories, Ltd...........................    18,968     714,895
  #Dr Reddy's Laboratories, Ltd. ADR......................    74,598   2,825,772
   Emami, Ltd.............................................    25,753     305,260
   Engineers India, Ltd...................................    66,837     216,069
  *Essar Oil, Ltd.........................................   395,013     560,679
   Exide Industries, Ltd..................................   217,474     536,753
   Federal Bank, Ltd......................................    91,176     774,210
   GAIL India, Ltd........................................   200,948   1,308,898
   GAIL India, Ltd. GDR...................................    28,791   1,140,859
   Gillette India, Ltd....................................     2,685     102,767
   GlaxoSmithKline Consumer Healthcare, Ltd...............        47       3,543
   GlaxoSmithKline Pharmaceuticals, Ltd...................    24,027   1,007,588
   Glenmark Pharmaceuticals, Ltd..........................   101,902     921,236
  *GMR Infrastructure, Ltd................................   684,313     260,374
   Godrej Consumer Products, Ltd..........................    73,412   1,123,400
   Godrej Industries, Ltd.................................    74,747     429,272
   Grasim Industries, Ltd.................................     6,300     342,947
   Havells India, Ltd.....................................    13,283     162,389
   HCL Technologies, Ltd..................................   169,596   2,264,469
   HDFC Bank, Ltd......................................... 1,348,212  17,113,603
   Hero Motocorp, Ltd.....................................    32,865   1,002,766
   Hindalco Industries, Ltd...............................   914,963   1,654,007
   Hindustan Petroleum Corp., Ltd.........................    60,878     347,594
   Hindustan Unilever, Ltd................................   769,678   8,332,856
   ICICI Bank, Ltd. Sponsored ADR.........................   208,679   9,770,351
   IDBI Bank, Ltd.........................................   346,191     567,703
  *Idea Cellular, Ltd.....................................   805,036   1,993,647
   IDFC, Ltd..............................................   601,656   1,712,230
   Indian Bank............................................   126,858     404,722
   Indian Oil Corp., Ltd..................................   327,576   1,816,234
   IndusInd Bank, Ltd.....................................   126,014   1,092,933
   Infosys, Ltd...........................................   214,112   8,855,026
  #Infosys, Ltd. Sponsored ADR............................   148,942   6,216,839
   ING Vysya Bank, Ltd....................................     2,621      29,433
   ITC, Ltd............................................... 1,926,179  11,723,330
   Jaiprakash Associates, Ltd............................. 1,336,264   1,866,228
  *Jaiprakash Power Ventures, Ltd.........................   454,730     215,275
   Jindal Steel & Power, Ltd..............................   381,409   2,163,150
   JSW Energy, Ltd........................................   592,161     718,145
   JSW Steel, Ltd.........................................   124,632   1,639,944

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CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
  *Jubilant Foodworks, Ltd................................    18,139 $   374,101
   Kotak Mahindra Bank, Ltd...............................   263,290   3,458,788
   Larsen & Toubro, Ltd...................................   185,052   5,209,110
   LIC Housing Finance, Ltd...............................    53,635     242,501
   Lupin, Ltd.............................................   134,973   1,761,415
   Mahindra & Mahindra, Ltd...............................   298,575   5,140,787
   Mangalore Refinery & Petrochemicals, Ltd...............   399,619     353,132
   Marico, Ltd............................................   116,346     485,995
   Maruti Suzuki India, Ltd...............................    33,769   1,046,430
   Motherson Sumi Systems, Ltd............................   121,314     442,652
   Mphasis, Ltd...........................................    60,703     419,577
   National Aluminium Co., Ltd............................   109,139      70,761
   Nestle India, Ltd......................................    10,176     931,912
   NHPC, Ltd.............................................. 2,574,565   1,040,941
   NTPC, Ltd..............................................   445,654   1,297,895
   Oberoi Realty, Ltd.....................................    12,234      55,299
   Oil & Natural Gas Corp., Ltd...........................   699,873   4,242,814
   Oil India, Ltd.........................................   100,495   1,029,914
  *Oracle Financial Services Software, Ltd................    19,531     947,108
   Oriental Bank of Commerce..............................    85,829     429,298
   Petronet LNG, Ltd......................................   176,542     459,376
   Pidilite Industries, Ltd...............................   122,889     569,462
   Piramal Enterprises, Ltd...............................    60,551     628,686
   Power Grid Corp. of India, Ltd.........................   751,873   1,562,662
   Procter & Gamble Hygiene & Health Care, Ltd............     7,710     394,627
  *Ranbaxy Laboratories, Ltd..............................   131,027   1,102,628
   Reliance Capital, Ltd..................................    97,310     635,477
   Reliance Communications, Ltd...........................   594,072   1,064,363
   Reliance Industries, Ltd............................... 1,432,266  20,926,146
   Reliance Infrastructure, Ltd...........................   111,967     782,250
  *Reliance Power, Ltd....................................   582,298     770,589
   Rural Electrification Corp., Ltd.......................    47,495     198,099
  *Satyam Computer Services, Ltd..........................   401,693     832,059
   Sesa Goa, Ltd..........................................   563,951   1,683,473
   Shree Cement, Ltd......................................     6,717     564,379
   Shriram Transport Finance Co., Ltd.....................    76,457   1,064,342
   Siemens, Ltd...........................................    44,573     451,533
   SJVN, Ltd..............................................   381,249     141,919
   State Bank of India....................................   124,989   5,287,041
   Steel Authority of India, Ltd..........................   383,707     440,909
   Sterlite Industries India, Ltd......................... 1,725,980   3,116,765
   Sun Pharmaceutical Industries, Ltd.....................   276,489   4,874,393
   Sun TV Network, Ltd....................................    63,475     490,806
   Tata Chemicals, Ltd....................................    85,384     518,959
   Tata Communications, Ltd...............................    36,123     153,104
   Tata Consultancy Services, Ltd.........................   408,957  10,451,792
   Tata Global Beverages, Ltd.............................   257,537     703,105
   Tata Motors, Ltd.......................................   679,237   3,748,273
   Tata Motors, Ltd. Sponsored ADR........................    81,024   2,231,401
   Tata Power Co., Ltd....................................   763,990   1,346,718
   Tata Steel, Ltd........................................   301,827   1,708,377
   Tech Mahindra, Ltd.....................................    24,688     443,547

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
                                                             SHARES     VALUE++
                                                           ---------- ------------
INDIA -- (Continued)
   Titan Industries, Ltd..................................    173,170 $    871,943
   Torrent Power, Ltd.....................................     79,357      208,462
   Ultratech Cement, Ltd..................................     40,093    1,422,986
   Union Bank of India....................................     73,846      334,994
  *Unitech, Ltd...........................................  1,237,337      622,798
   United Breweries, Ltd..................................     53,764      733,096
   United Phosphorus, Ltd.................................      7,908       20,842
   United Spirits, Ltd....................................     76,192    3,147,044
   Wipro, Ltd.............................................    438,772    3,179,774
  *Wockhardt, Ltd.........................................     14,237      507,713
   Yes Bank, Ltd..........................................    161,542    1,504,361
   Zee Entertainment Enterprises, Ltd.....................    389,718    1,695,372
                                                                      ------------
TOTAL INDIA...............................................             252,129,578
                                                                      ------------
INDONESIA -- (3.4%)
   Adaro Energy Tbk PT.................................... 12,163,000    1,541,507
   AKR Corporindo Tbk PT..................................    878,500      465,908
   Alam Sutera Realty Tbk PT.............................. 12,012,500    1,299,631
   Astra Agro Lestari Tbk PT..............................    403,000      734,592
   Astra International Tbk PT............................. 17,653,110   13,357,167
   Bank Central Asia Tbk PT............................... 10,755,500   11,904,930
   Bank Danamon Indonesia Tbk PT..........................  3,627,079    2,408,133
   Bank Mandiri Persero Tbk PT............................  9,040,117    9,779,859
   Bank Negara Indonesia Persero Tbk PT...................  7,388,222    4,108,888
  *Bank Pan Indonesia Tbk PT..............................  7,175,000      591,365
   Bank Rakyat Indonesia Persero Tbk PT................... 10,236,500    9,914,300
  *Bank Tabungan Pensiunan Nasional Tbk PT................    768,500      419,025
   Bayan Resources Tbk PT.................................     79,500       65,127
   Bhakti Investama Tbk PT................................ 13,972,500      705,508
   Bumi Serpong Damai PT..................................  6,655,500    1,183,181
   Charoen Pokphand Indonesia Tbk PT......................  6,039,000    3,138,145
   Global Mediacom Tbk PT.................................  6,334,000    1,418,813
   Gudang Garam Tbk PT....................................    443,500    2,256,196
   Harum Energy Tbk PT....................................    621,000      265,552
   Holcim Indonesia Tbk PT................................  1,596,000      599,796
   Indo Tambangraya Megah Tbk PT..........................    355,000    1,343,225
   Indocement Tunggal Prakarsa Tbk PT.....................  1,284,500    3,495,179
   Indofood CBP Sukses Makmur Tbk PT......................    998,500    1,176,748
   Indofood Sukses Makmur Tbk PT..........................  4,360,000    3,300,077
   Indomobil Sukses Internasional Tbk PT..................     35,000       19,108
   Indosat Tbk PT.........................................    885,000      546,561
   Indosat Tbk PT ADR.....................................      1,674       49,366
  *Inovisi Infracom Tbk PT................................    117,500       76,883
   Japfa Comfeed Indonesia Tbk PT.........................    437,500       86,891
   Jasa Marga Persero Tbk PT..............................  1,526,500    1,053,430
   Kalbe Farma Tbk PT..................................... 18,613,000    2,666,081
   Lippo Karawaci Tbk PT.................................. 31,991,000    4,446,321
   Mayora Indah Tbk PT....................................    173,000      535,276
   Media Nusantara Citra Tbk PT...........................  3,417,000    1,099,946
  *Panasia Indo Resources Tbk PT..........................     75,100        5,214
   Perusahaan Gas Negara Persero Tbk PT...................  8,045,500    5,175,078
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT..  2,010,500      314,685

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
                                                            SHARES     VALUE++
                                                           --------- ------------
INDONESIA -- (Continued)
   Semen Indonesia Persero Tbk PT......................... 2,585,500 $  4,900,111
   Sinar Mas Agro Resources and Technology Tbk PT......... 1,116,500      769,790
   Sumber Alfaria Trijaya Tbk PT..........................     4,000        2,468
   Surya Citra Media Tbk PT............................... 1,607,000      462,803
   Tambang Batubara Bukit Asam Persero Tbk PT.............   768,500    1,206,138
   Telekomunikasi Indonesia Persero Tbk PT................ 7,835,140    9,439,643
  *Tower Bersama Infrastructure Tbk PT....................   967,000      562,448
   Unilever Indonesia Tbk PT.............................. 1,381,500    3,732,730
   United Tractors Tbk PT................................. 1,408,696    2,576,486
   Vale Indonesia Tbk PT.................................. 2,957,000      870,356
   XL Axiata Tbk PT....................................... 2,147,500    1,126,885
                                                                     ------------
TOTAL INDONESIA...........................................            117,197,550
                                                                     ------------
MALAYSIA -- (3.8%)
   Affin Holdings Bhd.....................................   318,200      370,526
   AirAsia BHD............................................ 1,135,500    1,094,425
   Alliance Financial Group Bhd........................... 1,216,400    1,783,695
   AMMB Holdings Bhd...................................... 1,492,359    3,287,305
   Axiata Group Bhd....................................... 2,221,275    4,945,409
   Batu Kawan BHD.........................................    76,300      456,929
   Berjaya Land Bhd.......................................    95,000       25,578
   Berjaya Sports Toto Bhd................................   725,025    1,000,888
   Boustead Holdings Bhd..................................   398,086      670,125
   British American Tobacco Malaysia Bhd..................   102,200    2,128,403
  *Bumi Armada Bhd........................................   823,300    1,079,800
   CIMB Group Holdings Bhd................................ 4,317,654   10,991,673
   Dialog Group BHD....................................... 1,127,300      878,956
   DiGi.Com Bhd........................................... 2,767,720    4,222,728
   DRB-Hicom Bhd..........................................   784,000      647,480
   Fraser & Neave Holdings Bhd............................    80,000      479,601
   Gamuda Bhd............................................. 1,674,400    2,241,486
   Genting Bhd............................................ 1,894,300    6,542,209
   Genting Malaysia Bhd................................... 2,893,800    3,579,572
   Genting Plantations Bhd................................   239,300      673,639
   Guinness Anchor Bhd....................................    12,800       77,677
   Hong Leong Bank Bhd....................................   507,160    2,411,266
   Hong Leong Financial Group Bhd.........................   209,629    1,068,519
   IJM Corp. Bhd.......................................... 1,245,881    2,234,108
   IOI Corp. Bhd.......................................... 2,849,805    4,712,714
   Kuala Lumpur Kepong Bhd................................   423,700    3,004,137
   Kulim Malaysia BHD.....................................   470,200      553,508
   Lafarge Malayan Cement Bhd.............................   280,980      916,695
   Malayan Banking Bhd.................................... 3,948,467   12,491,220
   Malaysia Airports Holdings Bhd.........................   257,627      509,637
   Malaysia Marine and Heavy Engineering Holdings Bhd.....   367,600      459,976
   Maxis Bhd.............................................. 1,801,000    4,001,945
  *MISC Bhd............................................... 1,391,098    1,994,064
   MMC Corp. Bhd.......................................... 1,092,100      914,716
   Multi-Purpose Holdings BHD.............................    39,300       45,506
   Nestle Malaysia Bhd....................................   189,300    3,849,491
   Parkson Holdings Bhd...................................   585,720      812,275
   Petronas Chemicals Group Bhd........................... 2,316,600    4,973,297

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
                                                                SHARES     VALUE++
                                                              ---------- ------------
MALAYSIA -- (Continued)
   Petronas Dagangan BHD.....................................    241,400 $  1,873,445
   Petronas Gas Bhd..........................................    468,300    3,035,778
   PPB Group Bhd.............................................    427,000    1,796,638
   Public Bank Bhd (B012W42).................................     67,739      365,733
   Public Bank Bhd (B012W53).................................    940,101    5,074,838
   RHB Capital Bhd...........................................    636,983    1,776,655
  *Sapurakencana Petroleum Bhd...............................  1,898,700    1,985,474
   Shell Refining Co. Federation of Malaya Bhd...............    116,500      323,281
   Sime Darby Bhd............................................  2,351,220    7,298,185
   SP Setia Bhd..............................................    247,600      278,966
   Telekom Malaysia Bhd......................................    792,900    1,438,575
   Tenaga Nasional Bhd.......................................  2,144,050    5,532,161
  *UEM Land Holdings Bhd.....................................  1,468,537    1,212,010
   UMW Holdings Bhd..........................................    475,466    2,235,543
   United Plantations BHD....................................     33,700      308,501
   YTL Corp. Bhd.............................................  5,406,186    2,913,471
   YTL Power International Bhd...............................  1,575,940      782,339
                                                                         ------------
TOTAL MALAYSIA...............................................             130,362,771
                                                                         ------------
MEXICO -- (5.8%).............................................
   Alfa S.A.B. de C.V. Class A...............................  2,945,100    6,837,450
  #America Movil S.A.B. de C.V. Series L..................... 30,952,095   33,163,960
   America Movil S.A.B. de C.V. Series L ADR.................     22,528      481,649
   Arca Continental S.A.B. de C.V............................    349,300    2,858,597
 #*Cemex S.A.B. de C.V.......................................    313,287      353,478
 #*Cemex S.A.B. de C.V. Sponsored ADR........................  1,189,806   13,385,315
   Coca-Cola Femsa S.A.B. de C.V. Series L...................    298,900    4,828,758
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR..............      7,008    1,130,881
  #Controladora Comercial Mexicana S.A.B. de C.V.............    375,559    1,444,731
  *Corp. Interamericana de Entretenimiento S.A.B. de C.V.
    Class B..................................................      8,726        6,288
   El Puerto de Liverpool S.A.B. de C.V......................    152,687    1,931,112
   Fomento Economico Mexicano S.A.B. de C.V..................  1,793,669   20,341,140
 #*Genomma Lab Internacional S.A.B. de C.V. Class B..........    264,900      572,023
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.......      4,358      252,241
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B...    192,400    1,114,409
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR........     34,897    4,331,067
  #Grupo Bimbo S.A.B. de C.V. Series A.......................  1,538,500    5,011,215
  #Grupo Carso S.A.B. de C.V. Series A1......................    639,132    3,642,994
   Grupo Comercial Chedraui S.A. de C.V......................    297,766    1,134,926
   Grupo Financiero Banorte S.A.B. de C.V....................  1,899,876   14,316,781
   Grupo Financiero Inbursa S.A.B. de C.V....................  1,863,628    5,405,646
   Grupo Industrial Maseca S.A.B. de C.V. Class B............    147,287      246,604
   Grupo Mexico S.A.B. de C.V. Series B......................  3,579,616   12,850,569
  #Grupo Modelo S.A.B. de C.V. Series C......................    661,784    6,018,151
  *Grupo Qumma S.A. de C.V. Series B.........................      1,591           --
   Grupo Televisa S.A.B. Series CPO..........................  1,765,070    8,945,785
   Grupo Televisa S.A.B. Sponsored ADR.......................    145,475    3,683,427
 #*Impulsora del Desarrollo y El Empleo en America Latina
    S.A.B. de C.V............................................  2,373,426    5,752,611
 #*Industrias CH S.A.B. de C.V. Series B.....................    190,049    1,531,060
  #Industrias Penoles S.A.B. de C.V..........................    103,055    4,328,084
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A...........  1,823,400    6,385,196
   Mexichem S.A.B. de C.V....................................    780,133    3,979,595

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
                                                             SHARES     VALUE++
                                                           ---------- ------------
MEXICO -- (Continued)
 #*Minera Frisco S.A.B. de C.V............................    783,633 $  3,353,366
 #*OHL Mexico S.A.B. de C.V...............................    512,424    1,585,935
  #Organizacion Soriana S.A.B. de C.V. Class B............  1,112,075    4,579,342
  *Savia SA Class A.......................................    120,000           --
   Wal-Mart de Mexico S.A.B. de C.V. Series V.............  4,498,650   14,271,431
                                                                      ------------
TOTAL MEXICO..............................................             200,055,817
                                                                      ------------
PERU -- (0.3%)
   Cementos Pacasmayo SAA ADR.............................      1,159       16,469
   Cia de Minas Buenaventura SA ADR.......................    103,995    2,081,980
   Credicorp, Ltd.........................................     62,859    9,465,937
                                                                      ------------
TOTAL PERU................................................              11,564,386
                                                                      ------------
PHILIPPINES -- (1.4%)
   Aboitiz Equity Ventures, Inc...........................  1,519,900    2,105,735
   Aboitiz Power Corp.....................................  1,446,200    1,310,746
   Alliance Global Group, Inc.............................  6,710,300    3,868,930
   Ayala Corp.............................................    174,775    2,724,444
   Ayala Land, Inc........................................  4,800,318    3,791,020
   Bank of the Philippine Islands.........................    844,014    2,107,824
  *BDO Unibank, Inc.......................................  1,519,961    3,388,969
   DMCI Holdings, Inc.....................................    726,690    1,007,218
   Energy Development Corp................................  6,478,700    1,025,719
  *First Gen Corp.........................................    764,700      419,166
   Fwbc Holdings, Inc.....................................  2,006,957           --
   Globe Telecom, Inc.....................................     33,060    1,148,892
   International Container Terminal Services, Inc.........    723,570    1,617,925
   JG Summit Holdings, Inc................................    168,900      194,905
   Jollibee Foods Corp....................................    354,660    1,107,881
   Manila Electric Co.....................................    126,130    1,146,580
   Megaworld Corp......................................... 13,439,000    1,356,947
   Metro Pacific Investments Corp.........................  7,894,000    1,168,438
   Metropolitan Bank & Trust..............................    881,923    2,669,385
   Philippine Long Distance Telephone Co..................     35,545    2,627,080
   Philippine Long Distance Telephone Co. Sponsored ADR...      1,796      131,952
  *Philippine National Bank...............................     44,530      124,513
   Robinsons Land Corp....................................  1,553,700      971,347
   San Miguel Corp........................................    418,720    1,230,595
   Security Bank Corp.....................................    181,170      868,497
   Semirara Mining Corp...................................    112,800      822,661
   SM Investments Corp....................................    180,820    5,033,998
   SM Prime Holdings, Inc.................................  5,081,710    2,472,822
   Universal Robina Corp..................................    879,930    2,539,803
                                                                      ------------
TOTAL PHILIPPINES.........................................              48,983,992
                                                                      ------------
POLAND -- (1.4%)
   Bank Handlowy w Warszawie SA...........................     34,275    1,020,905
  *Bank Millennium SA.....................................    701,813    1,072,523
   Bank Pekao SA..........................................    101,972    4,892,105
   Bank Zachodni WBK SA...................................      2,519      209,741
  *BRE Bank SA............................................     13,122    1,436,951

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
                                                            SHARES     VALUE++
                                                           --------- ------------
POLAND -- (Continued)
  *Cyfrowy Polsat SA......................................    79,369 $    419,528
   Enea SA................................................    59,258      243,909
   Eurocash SA............................................    48,245      869,941
  *Getin Noble Bank SA.................................... 1,028,245      511,773
   Grupa Azoty SA.........................................     3,303       63,703
  *Grupa Lotos SA.........................................    38,603      464,994
   Grupa Zywiec SA........................................    12,604    1,778,087
  *ING Bank Slaski SA.....................................    27,713      789,645
   Jastrzebska Spolka Weglowa SA..........................    36,212      963,860
  *Kernel Holding SA......................................    46,175      838,599
   KGHM Polska Miedz SA...................................   127,397    5,994,134
   LPP SA.................................................       262      530,596
   Lubelski Wegiel Bogdanka SA............................    23,499      873,340
   PGE SA.................................................   613,911    3,190,478
  *Polski Koncern Naftowy Orlen S.A.......................   314,502    4,883,324
  *Polskie Gornictwo Naftowe i Gazownictwo SA............. 1,217,981    2,059,291
   Powszechna Kasa Oszczednosci Bank Polski SA............   679,879    7,079,581
   Powszechny Zaklad Ubezpieczen SA.......................    45,504    6,276,383
   Synthos SA.............................................   436,090      650,478
   Tauron Polska Energia SA...............................   239,037      318,967
   Telekomunikacja Polska SA..............................   591,537    1,319,646
                                                                     ------------
TOTAL POLAND..............................................             48,752,482
                                                                     ------------
RUSSIA -- (4.0%)
   Eurasia Drilling Co., Ltd. GDR.........................    92,166    3,610,725
   Federal Hydrogenerating Co. JSC ADR.................... 1,056,935    1,825,430
   Gazprom OAO Sponsored ADR.............................. 4,589,920   36,553,949
   Globaltrans Investment P.L.C. GDR......................    40,377      573,629
   Lukoil OAO Sponsored ADR...............................   376,321   23,927,966
   Magnitogorsk Iron & Steel Works GDR....................   127,856      386,354
   Mail.ru Group, Ltd. GDR................................    46,941    1,269,441
  #Mechel Sponsored ADR...................................   170,001      693,604
  *MMC Norilsk Nickel OJSC ADR............................   532,268    8,215,919
   Novolipetsk Steel OJSC GDR.............................    71,198    1,196,051
   Novorossiysk Commercial Sea Port PJSC GDR..............    33,800      233,334
   O'Key Group SA GDR.....................................    25,463      306,200
  *PIK Group GDR..........................................    26,823       53,330
   Rosneft OAO GDR........................................ 1,181,607    8,104,089
   Rostelecom OJSC Sponsored ADR..........................    39,449      883,019
  *Sberbank of Russia Sponsored ADR....................... 2,075,152   26,783,406
   Severstal OAO GDR......................................   135,369    1,159,087
   Tatneft OAO Sponsored ADR..............................   177,378    6,729,920
   TMK OAO GDR............................................    52,030      661,493
   Uralkali OJSC GDR......................................   216,536    7,852,706
   VimpelCom, Ltd. Sponsored ADR..........................   439,320    4,810,554
   VTB Bank OJSC GDR...................................... 1,024,422    3,238,617
  *X5 Retail Group NV GDR.................................    71,095    1,247,506
                                                                     ------------
TOTAL RUSSIA..............................................            140,316,329
                                                                     ------------
SOUTH AFRICA -- (6.6%)
   ABSA Group, Ltd........................................   365,243    6,017,451
  #African Bank Investments, Ltd..........................   699,500    2,223,077

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
                                                            SHARES     VALUE++
                                                           --------- -----------
SOUTH AFRICA -- (Continued)
   African Rainbow Minerals, Ltd..........................   118,603 $ 2,340,142
  *Anglo American Platinum, Ltd...........................    63,581   2,423,235
  #AngloGold Ashanti, Ltd. Sponsored ADR..................   331,815   6,470,392
  *ArcelorMittal South Africa, Ltd........................   203,913     524,009
   Aspen Pharmacare Holdings, Ltd.........................   241,204   5,245,412
  #Assore, Ltd............................................    27,520     897,881
   AVI, Ltd...............................................    28,062     168,822
   Barloworld, Ltd........................................   244,214   2,560,003
   Bidvest Group, Ltd.....................................   257,192   6,694,209
   Capitec Bank Holdings, Ltd.............................    31,532     768,033
   Discovery, Ltd.........................................   357,805   3,262,817
   Distell Group, Ltd.....................................     2,649      37,493
  #Exxaro Resources, Ltd..................................   111,159   1,750,724
   FirstRand, Ltd......................................... 2,706,202   9,415,153
   Foschini Group, Ltd. (The).............................   174,302   2,236,711
  #Gold Fields, Ltd. Sponsored ADR........................   710,430   5,299,808
   Growthpoint Properties, Ltd............................   764,019   2,511,446
  #Harmony Gold Mining Co., Ltd...........................   132,269     668,680
  #Harmony Gold Mining Co., Ltd. Sponsored ADR............   331,569   1,700,949
   Impala Platinum Holdings, Ltd..........................   509,209   6,978,424
   Imperial Holdings, Ltd.................................   170,107   3,771,075
   Investec, Ltd..........................................   229,217   1,647,072
   Kumba Iron Ore, Ltd....................................    66,146   3,506,403
   Liberty Holdings, Ltd..................................   155,216   2,068,955
   Life Healthcare Group Holdings, Ltd....................   712,509   3,011,774
   Massmart Holdings, Ltd.................................    81,126   1,682,056
   Mediclinic International, Ltd..........................   240,544   1,744,669
   MMI Holdings, Ltd...................................... 1,197,522   3,058,551
   Mondi, Ltd.............................................   116,207   1,563,231
   Mr Price Group, Ltd....................................   200,893   2,890,447
   MTN Group, Ltd......................................... 1,575,988  28,440,253
   Nampak, Ltd............................................   542,486   1,994,636
   Naspers, Ltd. Class N..................................   326,129  21,854,757
   Nedbank Group, Ltd.....................................   200,457   4,262,378
   Netcare, Ltd...........................................   811,118   1,843,322
  #Pick n Pay Stores, Ltd.................................   244,318   1,158,111
   PPC, Ltd...............................................    60,146     220,133
   PSG Group, Ltd.........................................    62,712     461,624
   Sanlam, Ltd............................................ 1,606,991   8,245,174
   Santam, Ltd............................................    12,147     238,508
  *Sappi, Ltd. Sponsored ADR..............................       800       2,416
  #Sasol, Ltd. Sponsored ADR..............................   536,546  23,296,827
   Shoprite Holdings, Ltd.................................   395,299   7,506,613
  *Sibanye Gold, Ltd. Sponsored ADR.......................   177,607     683,787
   Spar Group, Ltd. (The).................................   129,700   1,712,717
   Standard Bank Group, Ltd............................... 1,027,873  12,853,018
 #*Steinhoff International Holdings, Ltd.................. 1,170,789   3,127,119
   Tiger Brands, Ltd......................................   114,419   3,563,774
   Truworths International, Ltd...........................   320,639   3,192,044
   Tsogo Sun Holdings, Ltd................................   288,868     821,724
   Vodacom Group, Ltd.....................................   345,509   4,052,326

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
                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH AFRICA -- (Continued)
   Woolworths Holdings, Ltd............................... 604,872 $  4,720,184
                                                                   ------------
TOTAL SOUTH AFRICA........................................          229,390,549
                                                                   ------------
SOUTH KOREA -- (13.4%)
  #Amorepacific Corp......................................   2,708    2,213,763
  #AMOREPACIFIC Group.....................................   2,614      992,520
   BS Financial Group, Inc................................ 193,520    2,551,743
  #Celltrion, Inc.........................................  17,464      501,503
   Cheil Industries, Inc..................................  43,799    3,778,766
  *Cheil Worldwide, Inc...................................  72,080    1,781,981
  #CJ CheilJedang Corp....................................   7,935    2,349,532
   CJ Corp................................................  14,219    1,868,421
 #*CJ Korea Express Co., Ltd..............................   3,204      308,819
   Coway Co., Ltd.........................................  44,780    2,269,387
   Daelim Industrial Co., Ltd.............................  30,614    2,144,185
 #*Daewoo Engineering & Construction Co., Ltd............. 125,248      860,939
  #Daewoo International Corp..............................  38,863    1,364,995
   Daewoo Securities Co., Ltd............................. 220,281    2,187,743
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd...... 109,830    2,643,936
   Dongbu Insurance Co., Ltd..............................  39,600    1,599,898
   Doosan Corp............................................   7,623      852,936
   Doosan Heavy Industries & Construction Co., Ltd........  50,919    1,897,094
 #*Doosan Infracore Co., Ltd.............................. 100,420    1,192,709
   E-Mart Co., Ltd........................................  18,739    3,660,632
  #GS Engineering & Construction Corp.....................  38,637    1,063,603
   GS Holdings............................................  58,759    2,911,952
   Hana Financial Group, Inc.............................. 287,309    9,201,411
   Hankook Tire Co., Ltd..................................  66,995    2,918,945
  #Hanwha Chemical Corp...................................  97,250    1,446,949
   Hanwha Corp............................................  45,190    1,280,969
   Hanwha Life Insurance Co., Ltd......................... 193,150    1,176,023
  #Hite Jinro Co., Ltd....................................  22,640      663,064
   Hyundai Department Store Co., Ltd......................  15,308    2,226,385
   Hyundai Engineering & Construction Co., Ltd............  60,724    3,193,085
  #Hyundai Glovis Co., Ltd................................  10,600    1,784,343
  #Hyundai Heavy Industries Co., Ltd......................  39,020    7,139,043
   Hyundai Hysco Co., Ltd.................................  30,134      844,645
   Hyundai Marine & Fire Insurance Co., Ltd...............  63,670    1,793,772
 #*Hyundai Merchant Marine Co., Ltd.......................  36,505      340,088
   Hyundai Mobis..........................................  59,213   13,463,202
   Hyundai Motor Co....................................... 138,348   25,121,651
  #Hyundai Steel Co.......................................  58,560    4,068,516
   Hyundai Wia Corp.......................................  12,650    1,634,708
   Industrial Bank of Korea............................... 180,660    2,070,569
   Kangwon Land, Inc...................................... 114,660    3,245,069
   KB Financial Group, Inc................................ 243,865    7,974,963
   KB Financial Group, Inc. ADR...........................  97,918    3,211,710
   KCC Corp...............................................   5,799    1,724,029
   KEPCO Engineering & Construction Co., Inc..............   6,563      522,703
  #KEPCO Plant Service & Engineering Co., Ltd.............   8,744      451,664
   Kia Motors Corp........................................ 243,530   12,147,541
   Korea Aerospace Industries, Ltd........................  28,440      723,883

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
                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
  *Korea Electric Power Corp.............................. 190,290 $ 5,486,483
   Korea Gas Corp.........................................  16,473   1,057,721
   Korea Investment Holdings Co., Ltd.....................  27,290   1,150,169
   Korea Zinc Co., Ltd....................................   7,603   2,194,305
  *Korean Air Lines Co., Ltd..............................  35,425   1,136,814
   KT Corp................................................  23,160     757,769
  #KT&G Corp..............................................  91,798   6,613,962
  #Kumho Petro chemical Co., Ltd..........................  10,995     954,546
   LG Chem, Ltd...........................................  40,979   9,697,962
   LG Corp................................................  96,081   5,731,439
 #*LG Display Co., Ltd. ADR............................... 447,379   6,138,040
  #LG Electronics, Inc.................................... 103,545   8,299,434
  #LG Household & Health Care, Ltd........................   7,299   4,104,381
  *LG Uplus Corp.......................................... 259,030   2,447,911
   Lotte Chemical Corp....................................  15,966   2,363,071
   Lotte Confectionery Co., Ltd...........................     213     371,509
   Lotte Shopping Co., Ltd................................  10,963   4,094,098
   LS Corp................................................  11,668     859,248
  #Mando Corp.............................................  10,816     826,549
  #NCSoft Corp............................................  12,240   1,847,532
   NHN Corp...............................................  33,150   8,940,109
  #OCI Co., Ltd...........................................  14,368   1,850,195
  #Orion Corp/Republic of South Korea.....................   2,754   2,913,113
   POSCO..................................................  50,240  14,440,334
  #POSCO ADR..............................................  37,241   2,680,980
   S-1 Corp...............................................  13,290     750,960
  #S-Oil Corp.............................................  39,136   3,155,032
   Samsung C&T Corp....................................... 103,844   5,574,149
   Samsung Card Co., Ltd..................................  23,720     910,701
   Samsung Electro-Mechanics Co., Ltd.....................  49,272   4,415,143
   Samsung Electronics Co., Ltd...........................  67,106  92,808,886
   Samsung Electronics Co., Ltd. GDR......................  49,372  34,194,144
  #Samsung Engineering Co., Ltd...........................  23,077   1,857,950
   Samsung Fire & Marine Insurance Co., Ltd...............  33,027   6,796,709
   Samsung Heavy Industries Co., Ltd...................... 146,900   4,686,758
   Samsung Life Insurance Co., Ltd........................  55,558   5,476,291
   Samsung SDI Co., Ltd...................................  36,722   4,281,357
   Samsung Securities Co., Ltd............................  57,359   2,642,191
   Samsung Techwin Co., Ltd...............................  30,860   1,919,451
   Shinhan Financial Group Co., Ltd....................... 311,456  10,787,931
   Shinhan Financial Group Co., Ltd. ADR..................  86,082   2,951,752
   Shinsegae Co., Ltd.....................................   6,575   1,413,691
   SK C&C Co., Ltd........................................  17,620   1,479,575
   SK Holdings Co., Ltd...................................  28,989   4,183,981
  *SK Hynix, Inc.......................................... 449,290  12,237,015
   SK Innovation Co., Ltd.................................  51,889   7,095,018
   SK Networks Co., Ltd................................... 119,800     794,654
   SK Telecom Co., Ltd....................................   7,355   1,294,662
   Woori Finance Holdings Co., Ltd........................ 353,060   3,822,959
   Woori Finance Holdings Co., Ltd. ADR...................     200       6,492

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
                                                             SHARES     VALUE++
                                                           ---------- ------------
SOUTH KOREA -- (Continued)
   Woori Investment & Securities Co., Ltd.................    130,620 $  1,344,728
                                                                      ------------
TOTAL SOUTH KOREA.........................................             465,205,841
                                                                      ------------
TAIWAN -- (11.3%)
  *Acer, Inc..............................................  2,946,040    2,381,054
   Advanced Semiconductor Engineering, Inc................  5,315,929    4,636,588
   Advanced Semiconductor Engineering, Inc. ADR...........     77,739      348,271
   Advantech Co., Ltd.....................................    232,200    1,109,835
   Asia Cement Corp.......................................  2,095,846    2,661,146
   Asustek Computer, Inc..................................    585,180    6,815,798
 #*AU Optronics Corp......................................  4,551,873    2,145,455
 #*AU Optronics Corp. Sponsored ADR.......................    326,626    1,580,870
  #Catcher Technology Co., Ltd............................    532,429    2,702,882
   Cathay Financial Holding Co., Ltd......................  6,473,301    8,722,265
   Chang Hwa Commercial Bank..............................  4,361,723    2,494,612
   Cheng Shin Rubber Industry Co., Ltd....................  1,595,753    5,412,376
  #Cheng Uei Precision Industry Co., Ltd..................    384,109      766,348
   Chicony Electronics Co., Ltd...........................    425,806    1,252,712
  *China Airlines, Ltd....................................  2,989,536    1,140,578
  *China Development Financial Holding Corp............... 12,332,121    3,416,496
  *China Life Insurance Co., Ltd..........................  1,880,401    1,912,568
   China Motor Corp.......................................    649,000      632,776
   China Petrochemical Development Corp...................  1,941,613    1,051,688
   China Steel Chemical Corp..............................    122,000      593,559
  #China Steel Corp....................................... 10,184,481    8,985,361
   Chinatrust Financial Holding Co., Ltd.................. 12,799,998    7,773,565
   Chipbond Technology Corp...............................    415,000    1,057,946
   Chunghwa Telecom Co., Ltd..............................    428,000    1,366,217
  #Chunghwa Telecom Co., Ltd. ADR.........................    236,502    7,624,824
   Clevo Co...............................................    168,075      322,405
   Compal Electronics, Inc................................  4,513,541    2,923,720
   CTCI Corp..............................................    580,000    1,160,158
   Delta Electronics, Inc.................................  1,599,366    7,673,462
  #E Ink Holdings, Inc....................................    767,000      570,770
   E.Sun Financial Holding Co., Ltd.......................  4,629,047    2,797,442
   Eclat Textile Co., Ltd.................................    118,000      712,616
   Epistar Corp...........................................    948,000    1,673,918
  *Eva Airways Corp.......................................  1,521,600      849,093
  *Evergreen Marine Corp. Taiwan, Ltd.....................  1,919,249    1,123,136
  #Far Eastern Department Stores Co., Ltd.................  1,078,634      954,858
   Far Eastern New Century Corp...........................  3,261,192    3,514,563
   Far EasTone Telecommunications Co., Ltd................  1,368,000    3,332,861
   Farglory Land Development Co., Ltd.....................    394,229      753,357
   Feng Hsin Iron & Steel Co..............................    214,000      384,220
   First Financial Holding Co., Ltd.......................  6,525,415    4,019,546
   Formosa Chemicals & Fibre Corp.........................  2,923,445    6,853,625
   Formosa International Hotels Corp......................     28,600      312,531
  #Formosa Petrochemical Corp.............................    990,000    2,696,188
   Formosa Plastics Corp..................................  3,523,648    8,560,033
   Formosa Taffeta Co., Ltd...............................    848,000      806,975
  #Foxconn Technology Co., Ltd............................    690,369    1,819,565
   Fubon Financial Holding Co., Ltd.......................  5,471,233    7,827,876

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
                                                            SHARES     VALUE++
                                                           --------- -----------
TAIWAN -- (Continued)
  #Giant Manufacturing Co., Ltd...........................   225,506 $ 1,353,875
   Gourmet Master Co., Ltd................................    33,000     184,140
   Highwealth Construction Corp...........................   331,200     739,753
   Hiwin Technologies Corp................................   141,100     996,209
   Hon Hai Precision Industry Co., Ltd.................... 9,204,506  23,791,587
   Hotai Motor Co., Ltd...................................   235,000   2,100,659
  #HTC Corp...............................................   625,235   6,390,932
   Hua Nan Financial Holdings Co., Ltd.................... 5,749,170   3,345,622
  *Innolux Corp........................................... 6,443,341   4,034,516
  *Inotera Memories, Inc.................................. 1,642,000     645,131
   Inventec Corp.......................................... 2,555,551   1,022,086
   Kenda Rubber Industrial Co., Ltd.......................   432,000     862,128
   Kinsus Interconnect Technology Corp....................   260,000     908,056
  #Largan Precision Co., Ltd..............................    81,860   2,240,410
   LCY Chemical Corp......................................   434,123     515,113
   Lite-On Technology Corp................................ 1,980,910   3,567,211
   Lung Yen Life Service Corp.............................   101,000     355,114
   Macronix International................................. 4,110,218   1,122,859
  #MediaTek, Inc..........................................   990,995  12,093,658
   Mega Financial Holding Co., Ltd........................ 7,722,000   5,961,055
   Merida Industry Co., Ltd...............................   162,750     993,850
  #Nan Kang Rubber Tire Co., Ltd..........................   534,780     632,085
   Nan Ya Plastics Corp................................... 4,377,564   8,734,479
   Nan Ya Printed Circuit Board Corp......................   206,968     237,346
   Novatek Microelectronics Corp..........................   447,000   2,185,424
   Oriental Union Chemical Corp...........................   502,000     554,060
  *Pegatron Corp.......................................... 1,674,345   2,745,000
   Phison Electronics Corp................................   103,000     813,532
   Pou Chen Corp.......................................... 2,503,487   2,955,097
  #Powertech Technology, Inc..............................   832,819   1,492,146
   President Chain Store Corp.............................   535,831   3,307,309
  #Quanta Computer, Inc................................... 2,169,000   4,489,670
   Radiant Opto-Electronics Corp..........................   388,360   1,580,823
   Realtek Semiconductor Corp.............................   395,000   1,140,051
  #Ruentex Development Co., Ltd...........................   523,000   1,025,429
  #Ruentex Industries, Ltd................................   418,937   1,003,678
  #ScinoPharm Taiwan, Ltd.................................   214,000     498,010
  #Senao International Co., Ltd...........................    67,000     210,052
  *Shin Kong Financial Holding Co., Ltd................... 6,701,344   2,120,815
   Siliconware Precision Industries Co.................... 2,444,324   2,932,021
  #Siliconware Precision Industries Co. Sponsored ADR.....    67,173     409,084
   Simplo Technology Co., Ltd.............................   249,000   1,059,983
   SinoPac Financial Holdings Co., Ltd.................... 6,815,992   3,415,688
   St Shine Optical Co., Ltd..............................    22,000     463,441
   Standard Foods Corp....................................   212,160     726,910
  #Synnex Technology International Corp................... 1,074,756   1,819,902
   Taishin Financial Holding Co., Ltd..................... 7,428,981   3,227,902
  *Taiwan Business Bank................................... 3,452,338   1,062,834
   Taiwan Cement Corp..................................... 2,810,720   3,736,238
   Taiwan Cooperative Financial Holding................... 4,893,539   2,813,671
   Taiwan FamilyMart Co., Ltd.............................    16,000      75,636
   Taiwan Fertilizer Co., Ltd.............................   845,000   2,023,753

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
                                                             SHARES     VALUE++
                                                           ---------- ------------
TAIWAN -- (Continued)
  #Taiwan Glass Industry Corp.............................  1,136,253 $  1,157,478
   Taiwan Mobile Co., Ltd.................................  1,451,300    5,288,912
   Taiwan Secom Co., Ltd..................................     49,000      118,819
   Taiwan Semiconductor Manufacturing Co., Ltd............ 21,315,808   79,112,153
   Teco Electric and Machinery Co., Ltd...................  1,997,000    1,879,430
   Transcend Information, Inc.............................    176,181      609,261
   Tripod Technology Corp.................................    482,870    1,098,413
  #TSRC Corp..............................................    539,300    1,066,126
   U-Ming Marine Transport Corp...........................    551,860      860,753
  #Uni-President Enterprises Corp.........................  3,650,090    7,192,494
   Unimicron Technology Corp..............................  1,461,896    1,543,034
  #United Microelectronics Corp........................... 12,235,000    4,688,553
   USI Corp...............................................    573,700      402,797
  #Vanguard International Semiconductor Corp..............    736,000      803,943
  *Walsin Lihwa Corp......................................  3,769,000    1,170,375
  *Wan Hai Lines, Ltd.....................................  1,057,800      592,161
 #*Wintek Corp............................................  1,832,760      941,769
   Wistron Corp...........................................  2,219,947    2,256,167
   WPG Holdings, Ltd......................................  1,393,869    1,679,585
  *Yang Ming Marine Transport Corp........................  1,741,300      782,955
   Yuanta Financial Holding Co., Ltd......................  7,933,577    4,039,213
   Yulon Motor Co., Ltd...................................    991,000    1,701,380
                                                                      ------------
TOTAL TAIWAN..............................................             391,930,512
                                                                      ------------
THAILAND -- (3.0%)........................................
   Advanced Info Service PCL..............................    898,900    8,269,267
   Airports of Thailand PCL...............................    372,200    1,832,467
   Bangkok Bank PCL (6077019).............................    329,000    2,544,566
   Bangkok Bank PCL (6368360).............................    467,700    3,601,370
   Bangkok Dusit Medical Services PCL.....................    430,200    2,477,131
   Bangkok Life Assurance PCL.............................    435,800    1,124,765
   Bank of Ayudhya PCL....................................  2,590,200    2,890,257
   Banpu PCL..............................................    109,250    1,269,310
   BEC World PCL..........................................    645,300    1,473,087
   Big C Supercenter PCL (6368434)........................    204,400    1,608,736
   Big C Supercenter PCL (6763932)........................     24,600      193,615
   Bumrungrad Hospital PCL................................    196,400      550,388
   Central Pattana PCL....................................    575,600    1,961,158
   Charoen Pokphand Foods PCL.............................  2,450,200    2,650,557
   CP ALL PCL.............................................  2,695,000    4,040,204
   Electricity Generating PCL.............................    149,800      783,451
   Glow Energy PCL........................................    326,800      857,363
   Home Product Center PCL................................  2,347,660    1,199,826
   Indorama Ventures PCL..................................    911,300      729,661
   IRPC PCL...............................................  8,859,600    1,237,627
   Kasikornbank PCL.......................................  1,146,600    8,438,351
   Krung Thai Bank PCL....................................  5,908,587    4,992,605
   Land and Houses PCL....................................  3,235,600    1,444,169
   Minor International PCL................................  1,134,700    1,159,830
   Pruksa Real Estate PCL.................................    483,900      482,251
   PTT Exploration & Production PCL (B1359L2).............     65,409      343,202
   PTT Exploration & Production PCL (B1359J0).............  1,183,355    6,209,086

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

THE EMERGING MARKETS SERIES
CONTINUED

                                                             SHARES      VALUE++
                                                           ---------- --------------
THAILAND -- (Continued)
   PTT Global Chemical PCL................................  1,669,872 $    4,153,344
   PTT PCL................................................    931,600     10,347,584
   Ratchaburi Electricity Generating Holding PCL..........    521,300      1,052,369
   Robinson Department Store PCL..........................    317,500        862,713
   Siam Cement PCL (6609928)..............................    131,500      2,141,635
   Siam Cement PCL (6609906)..............................    124,800      2,100,552
   Siam City Cement PCL...................................     94,913      1,578,111
   Siam Commercial Bank PCL...............................    984,466      6,238,865
   Siam Makro PCL.........................................     68,600      1,762,331
   Thai Airways International PCL.........................    108,100        108,653
   Thai Oil PCL...........................................    725,800      1,632,123
   Thai Union Frozen Products PCL.........................    383,360        737,984
   TMB Bank PCL........................................... 19,864,000      1,854,425
   Total Access Communication PCL (B1YWK08)...............    448,700      1,788,685
   Total Access Communication PCL (B231MK7)...............    214,100        853,482
  *True Corp. PCL.........................................  4,282,600      1,232,980
                                                                      --------------
TOTAL THAILAND............................................               102,810,136
                                                                      --------------
TURKEY -- (2.1%)
   Akbank TAS.............................................  1,617,747      8,518,195
   Anadolu Efes Biracilik Ve Malt Sanayii A.S.............    213,425      3,547,612
   Arcelik A.S............................................    223,462      1,740,942
   Aselsan Elektronik Sanayi Ve Ticaret A.S...............     84,683        503,767
   BIM Birlesik Magazalar A.S.............................     83,203      4,274,411
   Coca-Cola Icecek A.S...................................     49,860      1,392,434
  *Dogan Yayin Holding A.S................................          1              1
   Enka Insaat ve Sanayi A.S..............................    323,401      1,000,933
   Eregli Demir ve Celik Fabrikalari TAS..................  1,138,714      1,306,108
   Ford Otomotiv Sanayi A.S...............................     74,222      1,032,083
   KOC Holding A.S........................................    675,269      4,094,610
   Koza Altin Isletmeleri A.S.............................     33,500        671,942
  *Migros Ticaret A.S.....................................     33,309        432,576
  *Petkim Petrokimya Holding A.S..........................    380,618        663,585
  *TAV Havalimanlari Holding A.S..........................    122,935        868,302
   Tofas Turk Otomobil Fabrikasi A.S......................    104,129        727,128
   Tupras Turkiye Petrol Rafinerileri A.S.................    120,082      3,355,946
  *Turk Hava Yollari......................................    924,662      3,852,609
   Turk Telekomunikasyon A.S..............................    430,277      2,041,111
  *Turkcell Iletisim Hizmetleri A.S.......................    466,649      2,905,616
  *Turkcell Iletisim Hizmetleri A.S. ADR..................     73,838      1,153,350
   Turkiye Garanti Bankasi A.S............................  2,049,990     11,342,423
   Turkiye Halk Bankasi A.S...............................    524,550      5,727,689
   Turkiye Is Bankasi.....................................  1,484,267      5,741,129
   Turkiye Sise ve Cam Fabrikalari A.S....................    679,332      1,153,920
   Turkiye Vakiflar Bankasi Tao...........................    749,913      2,683,450
   Ulker Biskuvi Sanayi A.S...............................     31,767        271,931
   Yapi ve Kredi Bankasi A.S..............................    792,953      2,464,307
                                                                      --------------
TOTAL TURKEY..............................................                73,468,110
                                                                      --------------
TOTAL COMMON STOCKS.......................................             3,092,860,854
                                                                      --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                SHARES       VALUE++
                                                              ----------- --------------
PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
   AES Tiete SA..............................................      71,898 $      728,772
   Banco Bradesco SA.........................................   1,859,495     30,567,932
   Banco do Estado do Rio Grande do Sul SA Class B...........     165,000      1,389,604
   Braskem SA Class A........................................      73,800        641,819
   Centrais Eletricas Brasileiras SA Class B.................      72,700        377,535
   Cia de Bebidas das Americas...............................      18,964        793,346
   Cia de Gas de Sao Paulo Class A...........................       9,027        242,510
   Cia de Transmissao de Energia Eletrica Paulista...........      30,889        541,127
   Cia Energetica de Minas Gerais............................     364,776      4,649,154
   Cia Energetica de Sao Paulo Class B.......................     117,010      1,238,086
   Cia Paranaense de Energia.................................      16,600        295,037
   Empresa Nacional de Comercio Redito e Participacoes SA....         380          8,643
   Gerdau SA.................................................     836,068      6,535,601
   Itau Unibanco Holding SA..................................   1,841,700     30,882,936
   Klabin SA.................................................     663,777      4,445,639
   Lojas Americanas SA.......................................     333,767      2,916,030
   Oi SA.....................................................     463,558      1,137,609
   Petroleo Brasileiro SA....................................     106,500      1,063,536
  *Suzano Papel e Celulose SA Class A........................     334,100      1,219,008
   Telefonica Brasil SA......................................     232,784      6,172,281
  *Usinas Siderurgicas de Minas Gerais SA Class A............     609,817      3,017,463
   Vale SA...................................................   1,412,691     22,940,562
                                                                          --------------
TOTAL BRAZIL.................................................                121,804,230
                                                                          --------------
CHILE -- (0.0%)
   Embotelladora Andina SA Class B...........................       9,255         62,886
                                                                          --------------
COLOMBIA -- (0.1%)
   Banco Davivienda SA.......................................      77,298      1,034,263
   Grupo Aval Acciones y Valores.............................     623,146        437,035
   Grupo de Inversiones Suramericana SA......................      22,247        468,323
                                                                          --------------
TOTAL COLOMBIA...............................................                  1,939,621
                                                                          --------------
TOTAL PREFERRED STOCKS.......................................                123,806,737
                                                                          --------------

                                                                SHARES/
                                                                 FACE
                                                                AMOUNT
                                                                 (000)       VALUE+
                                                              ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@DFA Short Term Investment Fund...........................  21,953,328    254,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $672,232 FNMA, rates
     ranging from 3.000% to 3.500%, maturities ranging from
     09/01/32 to 08/01/42, valued at $687,049) to be
     repurchased at $673,580................................. $       674        673,577
                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL..........................                254,673,577
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,273,277,183)..........             $3,471,341,168
                                                                          ==============

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                               SHARES     VALUE++
                                                              --------- -----------
COMMON STOCKS -- (90.0%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina........................................         1 $         1
   Ferrum SA de Ceramica y Metalurgia........................         1          --
                                                                        -----------
TOTAL ARGENTINA..............................................                     1
                                                                        -----------
BRAZIL -- (8.4%)
   Abril Educacao SA.........................................    82,423   1,778,434
   Aliansce Shopping Centers SA..............................   572,243   6,481,083
   All America Latina Logistica SA........................... 1,682,200   8,508,741
   Alpargatas SA.............................................   117,194     738,045
   Anhanguera Educacional Participacoes SA...................   793,245  14,277,022
   Arezzo Industria e Comercio SA............................   327,315   6,897,214
   Arteris SA................................................   412,700   4,568,939
   Autometal SA..............................................   232,059   2,433,386
  *B2W Cia Global Do Varejo..................................   535,160   3,038,569
   Banco Alfa de Investimento SA.............................       500       1,587
   Banco Mercantil do Brasil SA..............................     1,327      10,944
   Bematech SA...............................................   229,500     923,391
  *BHG SA - Brazil Hospitality Group.........................    89,002     770,468
   Brasil Brokers Participacoes SA...........................   869,311   3,067,518
   Brasil Insurance Participacoes e Administracao SA.........   215,926   2,295,512
  *BrasilAgro - Co. Brasileira de Propriedades Agricolas.....    33,600     168,105
   Brazil Pharma SA..........................................   351,300   2,210,605
   Brookfield Incorporacoes SA............................... 2,475,267   2,721,773
  *CCX Carvao da Colombia SA.................................   112,241     219,349
   CETIP SA - Mercados Organizados...........................   423,659   5,003,655
   Cia de Locacao das Americas...............................     9,400      53,466
   Cia de Saneamento de Minas Gerais-COPASA..................   400,821   9,235,461
   Cia Hering................................................   316,690   6,442,226
   Cia Providencia Industria e Comercio SA...................    94,450     417,313
   Contax Participacoes SA...................................     7,000      18,893
   CR2 Empreendimentos Imobiliarios SA.......................     9,400      18,981
   Cremer SA.................................................   108,846     695,265
   CSU Cardsystem SA.........................................    74,700     132,543
   Cyrela Brazil Realty SA Empreendimentos e Participacoes...    50,733     457,947
   Cyrela Commercial Properties SA Empreendimentos e
     Participacoes...........................................    53,100     621,833
   Diagnosticos da America SA................................ 1,452,841   8,002,153
   Dimed SA Distribuidora da Medicamentos....................       300      42,509
   Direcional Engenharia SA..................................   413,109   3,262,338
   Duratex SA................................................   635,958   4,780,611
   EDP - Energias do Brasil SA............................... 1,513,306   9,235,270
   Equatorial Energia SA.....................................   979,284  10,371,625
   Estacio Participacoes SA..................................   524,568  12,443,332
   Eternit SA................................................   420,089   2,005,173
   Even Construtora e Incorporadora SA....................... 1,364,367   6,389,663
   Ez Tec Empreendimentos e Participacoes SA.................   332,258   4,545,246
  *Fertilizantes Heringer SA.................................   117,100     676,584
   Fleury SA.................................................   369,851   3,525,207
   Forjas Taurus SA..........................................    35,969      50,338
  *Gafisa SA................................................. 1,084,100   2,161,969
 #*Gafisa SA ADR............................................. 1,387,551   5,508,577

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                               SHARES    VALUE++
                                                              --------- ----------
BRAZIL -- (Continued)
  *General Shopping Brasil SA................................   139,017 $  854,634
  #*Gol Linhas Aereas Inteligentes SA ADR....................   398,527  2,462,897
   Grendene SA...............................................   513,934  5,856,651
   Guararapes Confeccoes SA..................................    28,700  1,494,709
   Helbor Empreendimentos SA.................................   926,993  4,586,895
  *IdeiasNet SA..............................................   300,803    279,642
   Iguatemi Empresa de Shopping Centers SA...................   390,700  4,669,068
   Industria de Bebidas Antarctica Polar SA..................    23,000         --
  *Industrias Romi SA........................................   125,500    338,723
  *Inepar SA Industria e Construcoes.........................    20,840     17,395
   International Meal Co. Holdings SA........................   310,673  3,897,485
   Iochpe-Maxion SA..........................................   461,808  5,687,342
   JHSF Participacoes SA.....................................   683,347  2,489,866
   Joao Fortes Engenharia SA.................................    49,455    152,141
   JSL SA....................................................   439,900  3,517,881
   Kepler Weber SA...........................................    74,146    531,798
   Kroton Educacional SA.....................................   703,372  9,818,908
   Light SA..................................................   388,907  3,881,781
  *LLX Logistica SA..........................................   179,225    175,575
   Localiza Rent a Car SA....................................   389,002  6,908,030
  *Log-in Logistica Intermodal SA............................   215,850    992,538
   LPS Brasil Consultoria de Imoveis SA......................   449,940  4,625,898
   M Dias Branco SA..........................................    97,941  4,380,238
   Magnesita Refratarios SA.................................. 1,069,461  3,843,271
   Mahle-Metal Leve SA Industria e Comercio..................   284,400  3,906,191
   Marcopolo SA..............................................    14,000     88,167
  *Marfrig Alimentos SA...................................... 1,340,165  4,561,551
   Marisa Lojas SA...........................................   265,964  4,031,832
  *Metalfrio Solutions SA....................................    13,600     24,743
   Mills Estruturas e Servicos de Engenharia SA..............   472,126  7,758,842
   Minerva SA................................................   828,169  4,685,679
  *MMX Mineracao e Metalicos SA.............................. 2,039,871  2,395,950
  *MPX Energia SA............................................   336,723  1,435,585
   MRV Engenharia e Participacoes SA......................... 1,988,433  8,556,995
   Multiplus SA..............................................   202,184  3,332,764
   Odontoprev SA............................................. 1,987,465  9,913,733
  *OSX Brasil SA.............................................   325,250    499,072
  *Paranapanema SA........................................... 1,276,300  3,693,503
   PDG Realty SA Empreendimentos e Participacoes............. 7,343,053  8,294,539
   Plascar Participacoes Industriais SA......................    94,600     20,331
   Porto Seguro SA...........................................    66,300    822,475
   Portobello SA.............................................    50,100    140,728
  *Positivo Informatica SA...................................   147,800    339,813
   Profarma Distribuidora de Produtos Farmaceuticos SA.......    89,800    984,737
   QGEP Participacoes SA.....................................   566,594  3,242,535
   Raia Drogasil SA..........................................   543,175  5,836,942
   Redentor Energia SA.......................................     7,800     30,604
  *Refinaria de Petroleos de Manguinhos SA...................   650,289     78,005
   Restoque Comercio e Confeccoes de Roupas SA...............   650,487  2,929,345
   Rodobens Negocios Imobiliarios SA.........................    97,826    716,307
   Rossi Residencial SA...................................... 2,071,229  3,488,713
   Santos Brasil Participacoes SA............................   292,088  4,544,645

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- ------------
BRAZIL -- (Continued)
   Sao Carlos Empreendimentos e Participacoes SA..........     47,859 $  1,110,152
   Sao Martinho SA........................................    308,964    4,345,494
   SLC Agricola SA........................................    290,053    2,557,308
   Sonae Sierra Brasil SA.................................    181,646    2,506,683
  *Springs Global Participacoes SA........................    289,988      526,131
   Sul America SA.........................................  1,297,120    9,692,334
   T4F Entretenimento SA..................................     70,200      298,238
   Technos SA.............................................    130,500    1,502,144
   Tecnisa SA.............................................    709,256    3,183,366
   Tegma Gestao Logistica.................................    158,335    2,127,225
   Tempo Participacoes SA.................................    271,902      471,573
   Tereos Internacional SA................................    317,783      513,027
   Totvs SA...............................................    463,900    8,729,644
   TPI - Triunfo Participacoes e Investimentos SA.........    204,801    1,165,904
   Trisul SA..............................................     37,542       80,685
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao S.A........................    309,250    5,735,983
  *Vanguarda Agro SA......................................  9,613,224    1,825,828
   Via Varejo SA..........................................     54,703      683,531
  *Viver Incorporadora e Construtora SA...................    790,989      245,115
                                                                      ------------
TOTAL BRAZIL..............................................             362,326,920
                                                                      ------------
CHILE -- (1.3%)
  *AquaChile SA...........................................    914,307      660,060
   Banmedica SA...........................................  1,362,550    3,616,204
   Besalco SA.............................................  1,873,289    3,361,141
  *Cementos BIO BIO SA....................................    452,622      610,288
   Cia General de Electricidad SA.........................    110,134      666,487
  *Cia Pesquera Camanchaca SA.............................    194,645       12,188
  *Cia Sud Americana de Vapores SA........................ 26,197,185    2,336,303
   Cintac SA..............................................    324,650      144,764
   Clinica LAS Condes SA..................................        349       28,901
   Corpbanca SA........................................... 59,138,963      809,951
   Cristalerias de Chile SA...............................    156,836    1,611,819
   Cruz Blanca Salud SA...................................  1,528,234    1,752,301
   Empresa Electrica Pilmaiquen...........................     46,897      224,054
   Empresas Hites SA......................................  1,169,334    1,067,658
   Empresas Iansa SA...................................... 14,390,621      947,559
  *Empresas La Polar SA...................................     25,600       10,279
   Enjoy SA...............................................  1,249,391      283,597
   Forus SA...............................................    446,537    3,124,194
   Gasco SA...............................................    103,287    1,041,752
   Grupo Security SA......................................    847,269      340,023
   Inversiones Aguas Metropolitanas SA....................  1,830,555    3,886,553
  *Latam Airlines Group SA................................    121,020    2,479,980
   Madeco SA.............................................. 27,288,748    1,061,535
   Masisa SA.............................................. 10,331,658      943,330
   Molibdenos y Metales SA................................      5,009       88,810
   Multiexport Foods SA...................................  3,113,402      839,584
   Parque Arauco SA.......................................  3,043,041    7,869,455
   PAZ Corp. SA...........................................    841,141      565,294
   Ripley Corp. SA........................................  2,162,540    2,250,015

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                SHARES     VALUE++
                                                              ---------- -----------
CHILE -- (Continued)
   Salfacorp SA..............................................  1,425,223 $ 2,663,120
   Sigdo Koppers SA..........................................    473,932   1,246,845
  *Sociedad Matriz SAAM SA................................... 15,174,649   1,739,953
   Socovesa SA...............................................  2,668,423   1,286,192
   Soquimich Comercial SA....................................    562,478     165,883
   Vina Concha y Toro SA.....................................  2,436,074   4,758,918
   Vina Concha y Toro SA Sponsored ADR.......................      1,725      67,603
   Vina San Pedro Tarapaca SA................................ 40,093,814     276,685
                                                                         -----------
TOTAL CHILE..................................................             54,839,278
                                                                         -----------
CHINA -- (13.6%)
  #361 Degrees International, Ltd............................  2,971,000     794,038
  #Ajisen China Holdings, Ltd................................  2,543,000   1,838,164
   AMVIG Holdings, Ltd.......................................  1,934,000     747,993
   Anhui Expressway Co. Class H..............................  2,418,000   1,334,523
  #Anta Sports Products, Ltd.................................  3,773,000   3,156,969
  #Anton Oilfield Services Group.............................  4,904,000   3,931,813
   Anxin-China Holdings, Ltd.................................  9,407,000   1,981,337
   Asia Cement China Holdings Corp...........................  2,176,500   1,208,710
  *Asia Energy Logistics Group, Ltd.......................... 26,160,000     245,960
   Asian Citrus Holdings, Ltd................................  3,398,000   1,443,435
  *Ausnutria Dairy Corp., Ltd................................    365,000      68,671
  *AVIC International Holdings, Ltd..........................    496,000     201,327
   AviChina Industry & Technology Co., Ltd. Class H..........  7,662,788   3,721,691
   Baoye Group Co., Ltd. Class H.............................  1,860,000   1,466,692
  *BaWang International Group Holding, Ltd...................  5,190,000     301,638
   Beijing Capital International Airport Co., Ltd. Class H...  7,036,000   4,869,873
   Beijing Capital Land, Ltd. Class H........................  6,142,500   2,248,358
  *Beijing Development HK, Ltd...............................    548,000     118,786
  #Beijing Enterprises Water Group, Ltd...................... 13,171,660   4,013,599
   Beijing Jingkelong Co., Ltd. Class H......................    766,749     281,891
   Beijing North Star Co., Ltd. Class H......................  2,282,000     568,243
  *Beijing Properties Holdings, Ltd..........................  9,793,061     594,037
  *Besunyen Holdings Co., Ltd................................  2,476,000     115,040
  #Billion Industrial Holdings, Ltd..........................    211,500     140,753
  #Biostime International Holdings, Ltd......................    593,000   3,417,896
   Boer Power Holdings, Ltd..................................  1,275,000     871,809
  #Bosideng International Holdings, Ltd...................... 11,860,000   3,134,900
   BYD Electronic International Co., Ltd.....................  3,864,815   2,039,297
   C C Land Holdings, Ltd....................................  6,255,343   2,105,498
   C.banner International Holdings, Ltd......................      5,000       2,049
  *Carnival Group International Holdings, Ltd................  2,058,000     127,092
   Cecep Costin New Materials Grp, Ltd.......................    226,000      95,003
   Central China Real Estate, Ltd............................  2,632,626     901,909
  *CGN Mining Co., Ltd.......................................  5,315,000     494,187
   Changshouhua Food Co., Ltd................................  1,493,000     978,807
 #*Chaoda Modern Agriculture Holdings, Ltd...................  6,771,138     338,557
   Chaowei Power Holdings, Ltd...............................  1,894,000     890,456
  *Chigo Holding, Ltd........................................ 18,886,000     536,615
  #Chiho-Tiande Group, Ltd...................................    356,000     168,801
   China Aerospace International Holdings, Ltd...............  9,854,500   1,055,738
   China Agri-Industries Holdings, Ltd.......................  8,847,800   4,336,891

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                SHARES    VALUE++
                                                              ---------- ----------
CHINA -- (Continued)
   China All Access Holdings, Ltd............................  2,474,000 $  763,689
   China Aoyuan Property Group, Ltd..........................  5,252,000  1,206,446
   China Automation Group, Ltd...............................  3,231,000    722,371
   China BlueChemical, Ltd...................................  4,548,000  2,784,369
  *China Chengtong Development Group, Ltd....................  2,298,000     82,415
   China Communications Services Corp., Ltd. Class H.........  1,519,200  1,110,974
  #China Datang Corp. Renewable Power Co., Ltd. Class H......  8,583,000  2,018,371
  #China Dongxiang Group Co.................................. 13,246,985  2,292,283
  *China Energine International Holdings, Ltd................  2,532,000    114,444
  #China Everbright International, Ltd.......................  9,187,800  7,124,511
   China Everbright, Ltd.....................................  3,480,000  5,519,983
  *China Fiber Optic Network System Group, Ltd...............  1,582,000    230,892
   China Flooring Holding Co., Ltd...........................    255,000     46,731
  #China Foods, Ltd..........................................  3,338,000  1,705,168
   China Gas Holdings, Ltd...................................  9,067,500  8,924,482
   China Glass Holdings, Ltd.................................  3,396,000    460,927
  *China Green Holdings, Ltd.................................  2,820,000    392,083
   China Haidian Holdings, Ltd...............................  7,654,000    849,166
  #China High Precision Automation Group, Ltd................  1,289,000    202,648
 #*China High Speed Transmission Equipment Group Co., Ltd....  5,250,000  2,542,533
  #China Hongqiao Group, Ltd.................................  2,882,500  1,677,485
  *China Household Holdings, Ltd.............................    890,000     74,563
  *China Huiyuan Juice Group, Ltd............................  2,643,500  1,189,332
  *China ITS Holdings Co., Ltd...............................  3,756,000    810,066
   China Liansu Group Holdings, Ltd..........................  3,469,000  1,981,174
  #China Lilang, Ltd.........................................  1,990,000  1,225,608
  #China Lumena New Materials Corp........................... 14,530,000  3,173,689
  #China Medical System Holdings, Ltd........................  4,204,500  4,134,688
  #China Metal Recycling Holdings, Ltd.......................  2,401,686  2,918,487
  *China Mining Resources Group, Ltd......................... 25,526,000    197,362
  *China Mobile Games & Entertainment Group, Ltd. ADR........      6,575     73,574
 #*China Modern Dairy Holdings, Ltd..........................  2,411,000    836,891
   China Molybdenum Co., Ltd. Class H........................  2,853,000  1,106,077
  #China National Materials Co., Ltd.........................  5,054,000  1,254,190
 #*China New Town Development Co., Ltd.......................  6,403,148    505,000
   China Nickel Resources Holdings Co., Ltd..................    534,000     31,083
 #*China Oil & Gas Group, Ltd................................ 16,040,000  2,942,031
  *China Oriental Group Co., Ltd.............................     10,000      1,854
   China Outfitters Holdings, Ltd............................     24,000      4,021
  #China Overseas Grand Oceans Group, Ltd....................  3,221,500  5,078,164
  #China Power International Development, Ltd................  9,286,000  3,356,105
  *China Power New Energy Development Co., Ltd............... 22,420,000  1,272,963
 #*China Precious Metal Resources Holdings Co., Ltd.......... 13,354,318  2,271,577
 #*China Properties Group, Ltd...............................  2,464,000    609,249
   China Qinfa Group, Ltd....................................  3,446,000    369,528
  #China Rare Earth Holdings, Ltd............................  5,968,000    932,968
   China Resources Cement Holdings, Ltd......................    170,000     98,421
  #China Rongsheng Heavy Industries Group Holdings, Ltd...... 15,329,000  2,216,774
  *China Ruifeng Galaxy Renewable Energy Holdings, Ltd.......  1,544,000    324,473
  *China Sandi Holdings, Ltd.................................    362,987     27,598
   China Sanjiang Fine Chemicals Co., Ltd....................  2,402,000  1,168,553
   China SCE Property Holdings, Ltd..........................  2,794,000    702,333

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
   China Shanshui Cement Group, Ltd.......................  7,571,000 $4,293,605
   China Shineway Pharmaceutical Group, Ltd...............  1,353,200  2,410,487
  *China Shipping Container Lines Co., Ltd. Class H.......    921,000    220,344
  #China Shipping Development Co., Ltd. Class H...........  8,656,000  3,714,130
  #China Singyes Solar Technologies Holdings, Ltd.........  1,942,200  1,696,602
  #China South City Holdings, Ltd.........................  8,764,000  1,503,667
   China Starch Holdings, Ltd.............................  7,155,000    195,764
   China Sunshine Paper Holdings Co., Ltd.................    119,078     13,249
   China Suntien Green Energy Corp., Ltd. Class H.........  5,846,000  1,689,250
   China Taifeng Beddings Holdings, Ltd...................  1,424,000    358,552
  *China Taiping Insurance Holdings Co., Ltd..............  2,865,400  4,873,497
  *China Tian Lun Gas Holdings, Ltd.......................    469,500    405,747
   China Tianyi Holdings, Ltd.............................  1,508,000    196,796
   China Tontine Wines Group, Ltd.........................  5,484,000    318,677
   China Travel International Inv HK...................... 14,349,900  2,926,361
   China Vanadium Titano - Magnetite Mining Co., Ltd......  5,311,000  1,268,337
  #China Water Affairs Group, Ltd.........................  5,608,000  1,686,254
  *China Water Industry Group, Ltd........................    800,000    148,328
   China WindPower Group, Ltd............................. 16,754,964    648,435
   China Wireless Technologies, Ltd.......................  5,732,000  2,296,150
 #*China Yurun Food Group, Ltd............................  6,335,000  3,779,955
  *China ZhengTong Auto Services Holdings, Ltd............  3,767,000  2,333,115
  *China Zhongwang Holdings, Ltd..........................  6,878,400  2,289,455
  *Chinasoft International, Ltd...........................  3,320,000    820,538
 #*ChinaVision Media Group, Ltd...........................  6,490,000    263,605
  *Chinese People Holdings Co., Ltd.......................  6,172,000    145,548
  *Chongqing Iron & Steel Co., Ltd. Class H...............  2,785,400    403,306
  #Chongqing Machinery & Electric Co., Ltd. Class H.......  5,334,000    709,979
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
     Ltd..................................................  2,254,000  1,103,797
   CIMC Enric Holdings, Ltd...............................  1,594,000  1,728,940
 #*Citic 21CN Co., Ltd....................................  6,319,200    350,055
   CITIC Dameng Holdings, Ltd.............................    274,000     23,385
  *CITIC Resources Holdings, Ltd.......................... 12,416,600  1,570,902
   Clear Media, Ltd.......................................    202,000    146,048
  *Coastal Greenland, Ltd.................................  3,436,000    211,598
  #Comba Telecom Systems Holdings, Ltd....................  3,895,577  1,334,162
  *Comtec Solar Systems Group, Ltd........................  1,594,000    317,800
   Cosco International Holdings, Ltd......................  2,703,000  1,148,691
  #CP Pokphand Co., Ltd................................... 18,182,594  1,946,964
   CPMC Holdings, Ltd.....................................  1,291,000  1,016,324
 #*CSPC Pharmaceutical Group, Ltd.........................  3,869,877  1,870,218
   DaChan Food Asia, Ltd..................................  1,843,955    232,764
  #Dah Chong Hong Holdings, Ltd...........................  3,420,000  3,156,840
   Dalian Port PDA Co., Ltd. Class H......................  4,984,000  1,087,201
   DaMing International Holdings, Ltd.....................     20,000      3,344
  #Daphne International Holdings, Ltd.....................  4,032,000  4,198,840
 #*Daqing Dairy Holdings, Ltd.............................    922,000         --
   Dawnrays Pharmaceutical Holdings, Ltd..................  1,302,943    393,109
  #DBA Telecommunication Asia Holdings, Ltd...............  2,088,000  1,255,662
   Digital China Holdings, Ltd............................  3,191,800  4,029,729
   Dongfang Electric Corp., Ltd. Class H..................    137,400    193,422
  #Dongjiang Environmental Co., Ltd. Class H..............    136,400    635,139

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
  #Dongyue Group..........................................  4,539,000 $2,550,163
 #*Dynasty Fine Wines Group, Ltd..........................  1,614,000    299,499
   Embry Holdings, Ltd....................................    473,000    253,227
   EVA Precision Industrial Holdings, Ltd.................  4,534,435    785,108
   Evergreen International Holdings, Ltd..................  1,246,000    241,254
  *Extrawell Pharmaceutical Holdings, Ltd.................  7,297,921    698,072
   Fantasia Holdings Group Co., Ltd.......................  7,824,000  1,221,984
 #*First Tractor Co., Ltd. Class H........................  3,351,176  2,492,223
   Franshion Properties China, Ltd........................ 13,062,300  4,462,750
  #Fufeng Group, Ltd......................................  5,262,600  1,895,599
  #GCL-Poly Energy Holdings, Ltd.......................... 31,031,000  6,306,029
  #Geely Automobile Holdings, Ltd......................... 17,610,000  8,899,704
   Global Bio-Chem Technology Group Co., Ltd..............  9,198,800    795,151
  *Global Sweeteners Holdings, Ltd........................  1,202,951     77,727
  *Glorious Property Holdings, Ltd........................ 13,214,501  2,062,049
  *Goldbond Group Holdings, Ltd...........................    210,000      7,311
  #Golden Eagle Retail Group, Ltd.........................  1,840,000  3,228,295
  #Golden Meditech Holdings, Ltd..........................  6,127,367    719,118
   Goldlion Holdings, Ltd.................................    979,962    518,186
 #*GOME Electrical Appliances Holding, Ltd................ 42,920,000  4,322,923
  #Good Friend International Holdings, Inc................    436,667    145,959
   Goodbaby International Holdings, Ltd...................  1,899,000    919,382
   Great Wall Technology Co., Ltd. Class H................  1,848,950    336,124
  #Greatview Aseptic Packaging Co., Ltd...................  1,050,000    625,729
 #*Greentown China Holdings, Ltd..........................  2,364,648  4,604,522
  #Guangshen Railway Co., Ltd. Class H....................  3,266,000  1,648,769
   Guangshen Railway Co., Ltd. Sponsored ADR..............      5,067    126,624
 #*Guangzhou Pharmaceutical Co., Ltd. Class H.............    834,000  2,727,091
  *Guangzhou Shipyard International Co., Ltd. Class H.....    921,400    817,342
  *Guodian Technology & Environment Group Co., Ltd.
    Class H...............................................    310,000     91,365
  *Haier Electronics Group Co., Ltd.......................  2,450,000  4,380,416
  #Hainan Meilan International Airport Co., Ltd. Class H..    720,000    620,573
   Haitian International Holdings, Ltd....................  2,141,000  3,670,590
 #*Hanergy Solar Group, Ltd............................... 42,960,000  3,105,339
   Harbin Electric Co., Ltd. Class H......................  3,337,413  2,569,829
   Henderson Investment, Ltd..............................    596,000     46,119
  *Heng Tai Consumables Group, Ltd........................ 20,348,193    427,805
  #Hengdeli Holdings, Ltd................................. 10,114,000  2,966,447
 #*Hi Sun Technology China, Ltd...........................  4,446,000    518,096
  #Hidili Industry International Development, Ltd.........  5,439,000  1,230,683
  #Hilong Holding, Ltd....................................  1,440,000    590,043
  *Hisense Kelon Electrical Holdings Co., Ltd. Class H....  1,831,000  1,292,247
  #HKC Holdings, Ltd...................................... 17,896,447    599,886
  #Honghua Group, Ltd.....................................  5,221,000  2,558,769
   Hopefluent Group Holdings, Ltd.........................     77,670     27,529
  #Hopewell Highway Infrastructure, Ltd...................  3,757,000  1,855,605
 #*Hopson Development Holdings, Ltd.......................  3,476,000  5,836,325
  #Hua Han Bio-Pharmaceutical Holdings, Ltd...............  7,415,231  2,401,799
  *Hua Lien International Holding Co., Ltd................  1,368,000    109,350
  #Huabao International Holdings, Ltd.....................  8,815,014  4,050,312
  *Huaneng Renewables Corp., Ltd. Class H.................  3,524,000  1,201,773
  *Huili Resources Group, Ltd.............................    308,000     87,078

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
 #*Hunan Nonferrous Metal Corp., Ltd. Class H.............  9,038,000 $2,601,915
  *Huscoke Resources Holdings, Ltd........................  4,442,000     57,461
   Hutchison Harbour Ring, Ltd............................  7,098,000    576,545
   Inspur International, Ltd.............................. 10,280,000    397,860
  *Interchina Holdings Co................................. 18,780,000  1,053,250
   Intime Department Store Group Co., Ltd.................  4,317,500  5,108,058
 #*Jinchuan Group International Resources Co., Ltd........  2,869,000    525,884
   Jingwei Textile Machinery Class H......................  1,272,000    840,859
  #Ju Teng International Holdings, Ltd....................  3,496,000  2,279,937
  *Kai Yuan Holdings, Ltd................................. 11,240,000    288,361
 #*Kaisa Group Holdings, Ltd..............................  7,073,000  2,226,567
  *Kasen International Holdings, Ltd......................    222,000     48,936
   Kingboard Chemical Holdings, Ltd.......................  2,555,351  6,975,671
   Kingboard Laminates Holdings, Ltd......................  4,561,000  2,047,746
 #*Kingdee International Software Group Co., Ltd..........  7,499,200  1,230,250
  #Kingsoft Corp., Ltd....................................  3,169,000  3,652,554
   Kingway Brewery Holdings, Ltd..........................  4,396,800  1,751,711
   KWG Property Holding, Ltd..............................  5,039,450  3,484,497
   Labixiaoxin Snacks Group, Ltd..........................  1,112,000    562,218
   Lai Fung Holdings, Ltd................................. 26,020,440    643,437
   Le Saunda Holdings, Ltd................................  1,056,000    328,267
   Lee & Man Chemical Co., Ltd............................    934,785    434,266
   Lee & Man Paper Manufacturing, Ltd.....................  7,404,000  5,522,715
   Leoch International Technology, Ltd....................     10,000      1,374
 #*Li Ning Co., Ltd.......................................  3,480,000  1,923,377
  #Lianhua Supermarket Holdings Co., Ltd. Class H.........  1,698,600  1,031,768
  #Lijun International Pharmaceutical Holding, Ltd........  6,948,000  2,181,051
   Lingbao Gold Co., Ltd. Class H.........................  1,424,000    421,676
   LK Technology Holdings, Ltd............................    837,500    156,672
  #Lonking Holdings, Ltd.................................. 10,939,000  2,079,196
  *Loudong General Nice Resources China Holdings, Ltd.....  7,842,140    538,189
  *Luoyang Glass Co., Ltd. Class H........................    284,000     62,347
 #*Maanshan Iron & Steel Class H..........................  7,620,000  1,884,875
  #Magic Holdings International, Ltd......................  1,839,600    996,587
  #Maoye International Holdings, Ltd......................  5,860,000  1,257,254
   Microport Scientific Corp..............................  1,532,000    976,296
  #MIE Holdings Corp......................................  3,438,000    799,648
   MIN XIN Holdings, Ltd..................................    418,000    230,482
   Mingfa Group International Co., Ltd....................  4,871,000  1,504,721
  *Mingyuan Medicare Development Co., Ltd.................  6,700,000    138,481
  #Minmetals Land, Ltd....................................  5,756,000    825,428
   Minth Group, Ltd.......................................  2,345,000  4,214,822
  *MMG, Ltd...............................................  7,098,000  2,128,929
  *Nan Hai Corp., Ltd..................................... 13,750,000     56,757
   Nanjing Panda Electronics Co., Ltd. Class H............    318,000    132,733
  #NetDragon Websoft, Inc.................................    320,044    470,381
   New World China Land, Ltd..............................    504,000    222,561
   New World Department Store China, Ltd..................  2,189,462  1,129,695
  #Nine Dragons Paper Holdings, Ltd.......................  6,573,000  5,726,747
  *North Mining Shares Co., Ltd........................... 15,190,000    744,638
  #NVC Lighting Holdings, Ltd.............................  5,410,000  1,325,617
   O-Net Communications Group, Ltd........................  1,308,000    295,539

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
   Overseas Chinese Town Asia Holdings, Ltd...............    764,183 $  393,360
   Pacific Online, Ltd....................................    735,365    293,563
   Parkson Retail Group, Ltd..............................  2,868,500  1,564,833
  *PAX Global Technology, Ltd.............................    904,000    186,346
   PCD Stores Group, Ltd.................................. 11,880,000  1,793,051
  #Peak Sport Products Co., Ltd...........................  3,086,000    553,952
  *PetroAsian Energy Holdings, Ltd........................  3,192,000     68,737
  #Phoenix Satellite Television Holdings, Ltd.............  4,376,000  1,661,715
 #*Poly Property Group Co., Ltd...........................  8,436,000  5,908,135
   Ports Design, Ltd......................................  1,584,000  1,244,858
  *Pou Sheng International Holdings, Ltd..................  4,946,806    287,201
   Powerlong Real Estate Holdings, Ltd....................  5,740,000  1,374,323
   Prince Frog International Holdings, Ltd................    152,000     94,998
  *Prosperity International Holdings HK, Ltd..............  5,020,000    194,366
   Qingling Motors Co., Ltd. Class H......................  1,694,000    479,049
   Qunxing Paper Holdings Co., Ltd........................    669,913    174,370
  *Real Gold Mining, Ltd..................................    300,500     54,213
  #Real Nutriceutical Group, Ltd..........................  3,512,000    934,792
   Regent Manner International Holdings, Ltd..............  2,844,000    533,705
  *Renhe Commercial Holdings Co., Ltd..................... 52,984,000  3,349,111
   REXLot Holdings, Ltd................................... 33,975,000  2,806,241
  *Richly Field China Development, Ltd....................  6,980,000         --
   Road King Infrastructure, Ltd..........................  1,110,000  1,052,583
   Royale Furniture Holdings, Ltd.........................  2,863,500    232,939
   Samson Holding, Ltd....................................  2,880,000    531,571
  #Sany Heavy Equipment International Holdings Co., Ltd...  4,021,000  1,620,287
   Sateri Holdings, Ltd...................................    119,500     28,156
  *Semiconductor Manufacturing International Corp......... 94,444,000  7,001,743
   Shandong Chenming Paper Holdings, Ltd. Class H.........  1,308,000    508,406
   Shandong Molong Petroleum Machinery Co., Ltd. Class H..  1,516,562    547,292
   Shanghai Industrial Holdings, Ltd......................    762,000  2,421,118
 #*Shanghai Industrial Urban Development Group, Ltd.......  6,934,000  1,402,876
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Class H.........................................  4,088,000    653,690
   Shanghai Prime Machinery Co., Ltd. Class H.............  4,298,000    515,391
  *Shanghai Zendai Property, Ltd..........................  8,390,000    162,440
   Shengli Oil & Gas Pipe Holdings, Ltd...................  5,022,000    530,665
  #Shenguan Holdings Group, Ltd...........................  4,814,000  2,444,695
   Shenzhen Expressway Co., Ltd. Class H..................  3,194,400  1,314,445
   Shenzhen International Holdings, Ltd................... 42,879,300  5,589,446
   Shenzhen Investment, Ltd............................... 12,442,912  5,229,185
   Shenzhou International Group Holdings, Ltd.............  1,910,000  5,599,054
  *Shougang Concord Century Holdings, Ltd.................  1,137,153     41,900
 #*Shougang Concord International Enterprises Co., Ltd.... 22,396,000  1,159,640
  #Shougang Fushan Resources Group, Ltd................... 20,786,000  8,133,750
  #Shui On Land, Ltd...................................... 12,783,483  4,238,208
   Sichuan Expressway Co., Ltd. Class H...................  3,884,000  1,192,496
  #Sihuan Pharmaceutical Holdings Group, Ltd..............  8,615,000  4,840,641
   Sijia Group Co.........................................  1,076,350    190,022
   Silver Grant International.............................  5,220,000    843,200
  *SIM Technology Group, Ltd..............................    510,000     19,466
   Sino Biopharmaceutical................................. 13,536,000  9,340,178
  *Sino Dragon New Energy Holdings, Ltd...................  5,056,000     82,927

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
CHINA -- (Continued)
 #*Sino Oil And Gas Holdings, Ltd......................... 43,622,766 $  870,983
  *Sino Prosper State Gold Resources Holdings, Ltd........  2,110,000     48,802
  #Sino-Ocean Land Holdings, Ltd.......................... 12,290,091  8,113,188
   Sinofert Holdings, Ltd................................. 13,759,327  2,988,255
  *Sinolink Worldwide Holdings, Ltd....................... 10,218,800    803,376
   SinoMedia Holding, Ltd.................................    832,000    462,916
   Sinopec Kantons Holdings, Ltd..........................  2,864,000  2,595,801
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.......  5,366,000  1,205,385
 #*Sinopoly Battery, Ltd.................................. 22,360,000    909,726
   Sinotrans Shipping, Ltd................................  4,974,086  1,232,543
   Sinotrans, Ltd. Class H................................  6,526,000  1,389,530
   Sinotruk Hong Kong, Ltd................................  2,922,000  1,632,803
   SITC International Holdings Co., Ltd...................    761,000    278,884
  #Skyworth Digital Holdings, Ltd.........................  9,088,892  7,519,490
  *SMI Corp., Ltd.........................................  7,948,066    154,492
  *Solargiga Energy Holdings, Ltd.........................  5,579,000    266,628
   Sparkle Roll Group, Ltd................................  6,960,000    610,821
  *SPG Land Holdings, Ltd.................................  1,309,000    644,366
  #Springland International Holdings, Ltd.................    531,000    276,584
  *SRE Group, Ltd......................................... 15,994,346    597,765
  #Sunac China Holdings, Ltd..............................  5,001,000  4,035,024
  #Sunny Optical Technology Group Co., Ltd................  1,935,000  2,562,681
   Tak Sing Alliance Holdings, Ltd........................    253,257     38,312
   TCC International Holdings, Ltd........................  4,185,098  1,195,163
   TCL Communication Technology Holdings, Ltd.............  2,285,198    921,361
   TCL Multimedia Technology Holdings, Ltd................  2,684,510  2,435,892
  *Tech Pro Technology Development, Ltd...................  2,916,000  1,089,613
   Tenfu Cayman Holdings Co Ltd...........................      2,000      1,083
   Texhong Textile Group, Ltd.............................  1,008,000  1,170,419
   Tian An China Investment...............................  1,383,000    976,031
   Tian Shan Development Holdings, Ltd....................  1,158,000    340,092
   Tiangong International Co., Ltd........................  5,884,000  1,663,883
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Class H.........................................  1,572,000    555,804
 #*Tianjin Development Hldgs, Ltd.........................  2,070,000  1,385,268
  *Tianjin Jinran Public Utilities Co., Ltd. Class H......    790,000    261,588
   Tianjin Port Development Holdings, Ltd.................  7,404,800  1,060,925
   Tianneng Power International, Ltd......................  3,112,048  1,972,779
  #Tomson Group, Ltd......................................  1,060,443    285,984
   Tong Ren Tang Technologies Co., Ltd. Class H...........  1,085,000  3,616,222
  *Tonic Industries Holdings, Ltd.........................  1,208,000    369,712
  #Towngas China Co., Ltd.................................  3,782,000  3,642,190
   TPV Technology, Ltd....................................  3,915,964  1,014,516
   Travelsky Technology, Ltd. Class H.....................  3,735,090  2,378,446
  *Trony Solar Holdings Co., Ltd..........................  1,757,000    142,640
  #Truly International Holdings...........................  5,411,573  2,892,176
   Uni-President China Holdings, Ltd......................    998,000  1,086,399
 #*United Energy Group, Ltd............................... 12,716,450  1,967,293
  #Vinda International Holdings, Ltd......................  2,394,000  3,134,228
   VODone, Ltd............................................ 13,151,600    984,632
  #Wasion Group Holdings, Ltd.............................  2,018,000  1,132,111
  #Weiqiao Textile Co. Class H............................  2,212,000  1,218,373
   Welling Holding, Ltd...................................  3,506,000    786,396

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

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CONTINUED


                                                                    SHARES     VALUE++
                                                                  ---------- ------------
CHINA -- (Continued)
  #West China Cement, Ltd........................................ 13,716,000 $  2,428,597
  #Winsway Coking Coal Holdings, Ltd.............................  5,706,000      538,784
   Winteam Pharmaceutical Group, Ltd.............................    414,000      175,542
   Wumart Stores, Inc. Class H...................................  1,388,000    2,432,958
   Xiamen International Port Co., Ltd. Class H...................  5,166,000      692,665
   Xiangyu Dredging Holdings, Ltd................................  1,211,000      281,129
   Xingda International Holdings, Ltd............................  3,928,000    1,506,395
   Xinhua Winshare Publishing and Media Co., Ltd. Class H........    307,103      173,842
  #Xinjiang Goldwind Science & Technology Co., Ltd. Class H......  1,615,400      977,764
   Xinjiang Xinxin Mining Industry Co., Ltd. Class H.............  3,350,598      619,153
  #Xiwang Sugar Holdings Co., Ltd................................  3,103,178      272,728
  #XTEP International Holdings...................................  2,858,500    1,199,531
 #*Yanchang Petroleum International, Ltd......................... 18,300,000    1,063,323
   Yantai North Andre Juice Co. Class H..........................    486,000      194,234
   Yashili International Holdings, Ltd...........................  3,197,000    1,196,487
   Yingde Gases Group Co., Ltd...................................  3,468,500    3,344,780
  #Yip's Chemical Holdings, Ltd..................................  1,286,000    1,401,512
   Youyuan International Holdings, Ltd...........................    847,000      234,492
   Yuanda China Holdings, Ltd....................................  4,488,000      417,342
   Yuexiu Property Co., Ltd...................................... 21,435,432    6,354,577
  #Yuexiu Transport Infrastructure, Ltd..........................  2,788,018    1,427,536
   Yuzhou Properties Co..........................................  2,877,600      733,425
   Zall Development Group, Ltd...................................    354,000      118,160
   Zhaojin Mining Industry Co., Ltd..............................  1,052,500    1,176,736
   Zhejiang Expressway Co., Ltd. Class H.........................  5,900,000    4,639,244
 #*Zhejiang Glass Co., Ltd. Class H..............................    445,000           --
  *Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H.......     38,000       29,732
  *Zhong An Real Estate, Ltd.....................................  2,231,400      328,469
   Zhongsheng Group Holdings, Ltd................................  2,344,000    3,231,407
  *Zhuguang Holdings Group Co., Ltd..............................    306,758       66,750
  #Zhuzhou CSR Times Electric Co., Ltd. Class H..................  1,702,000    4,696,089
                                                                             ------------
TOTAL CHINA......................................................             590,529,064
                                                                             ------------
COLOMBIA -- (0.0%)...............................................
   Constructora Conconcreto SA...................................    220,538      161,015
  *Empresa de Telecomunicaciones de Bogota.......................    679,989      147,355
  *Fabricato SA.................................................. 13,706,296       90,119
  *Grupo Odinsa SA (B96JTD9).....................................      1,831        7,183
   Grupo Odinsa SA (B06MW70).....................................     36,609      186,547
   Mineros SA....................................................     41,709       93,470
                                                                             ------------
TOTAL COLOMBIA...................................................                 685,689
                                                                             ------------
HONG KONG -- (0.0%)..............................................
  *L'sea Resources International Holdings, Ltd...................  2,710,000      119,010
                                                                             ------------
HUNGARY -- (0.1%)................................................
  *Danubius Hotel and SpA P.L.C..................................     45,091      662,118
   EGIS Pharmaceuticals P.L.C....................................     11,973      946,243
 #*FHB Mortgage Bank P.L.C.......................................     42,493       66,449
  *Fotex Holding SE..............................................    119,895      103,488
  *PannErgy......................................................    139,592      229,425

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
                                                            SHARES    VALUE++
                                                           --------- ----------
HUNGARY -- (Continued)
   Zwack Unicum Rt........................................       583 $   33,377
                                                                     ----------
TOTAL HUNGARY.............................................            2,041,100
                                                                     ----------
INDIA -- (7.7%)
  *3M India, Ltd..........................................     5,679    378,469
   Aanjaneya Lifecare, Ltd................................    24,182     40,260
   Aban Offshore, Ltd.....................................    79,382    475,806
  *ABG Shipyard, Ltd......................................   125,715    750,695
  *Advanta India, Ltd.....................................    30,560    451,471
   Agro Tech Foods, Ltd...................................    54,133    526,557
   AIA Engineering, Ltd...................................    44,197    251,811
   Ajanta Pharma, Ltd.....................................    45,290    659,836
   Akzo Nobel India, Ltd..................................    61,780  1,134,387
   Alembic Pharmaceuticals, Ltd...........................   454,040    968,970
  *Alembic, Ltd...........................................    37,078     12,487
   Allahabad Bank.........................................   871,641  2,180,217
   Allcargo Logistics, Ltd................................     3,483      7,436
   Alok Industries, Ltd................................... 1,894,319    345,794
   Alstom India, Ltd......................................   127,490    753,719
   Amara Raja Batteries, Ltd..............................   371,561  1,787,940
   Amtek Auto, Ltd........................................   544,638    745,769
   Amtek India, Ltd.......................................   287,646    481,944
   Anant Raj, Ltd......................................... 1,223,900  1,511,080
   Andhra Bank............................................   982,247  1,673,270
  *Andhra Pradesh Paper Mills.............................    57,705    222,506
   Apollo Hospitals Enterprise, Ltd.......................   229,991  3,549,126
   Apollo Tyres, Ltd......................................   663,125  1,185,955
   Arvind, Ltd............................................ 1,152,732  1,692,912
  *Asahi India Glass, Ltd.................................   178,126    157,446
   Ashok Leyland, Ltd..................................... 7,822,191  3,381,024
   Asian Hotels East, Ltd.................................     4,536     13,463
   Atul, Ltd..............................................    46,950    318,944
   Aurobindo Pharma, Ltd..................................   859,453  3,035,825
   Automotive Axles, Ltd..................................    19,185    105,001
   Bajaj Corp., Ltd.......................................   144,460    655,730
   Bajaj Electricals, Ltd.................................   213,386    698,892
   Bajaj Finance, Ltd.....................................    62,702  1,440,868
   Bajaj Finserv, Ltd.....................................   126,975  1,751,019
   Bajaj Hindusthan, Ltd.................................. 1,198,145    441,371
   Bajaj Holdings and Investment, Ltd.....................    86,830  1,433,377
   Balkrishna Industries, Ltd.............................   144,067    699,542
   Ballarpur Industries, Ltd.............................. 1,349,556    435,114
   Balmer Lawrie & Co., Ltd...............................    32,354    403,818
  *Balrampur Chini Mills, Ltd.............................   918,723    815,283
   Bank Of Maharashtra....................................   849,337    913,739
   Bannari Amman Sugars, Ltd..............................    15,663    246,058
   BASF India, Ltd........................................    48,794    527,396
   Bata India, Ltd........................................   145,561  2,006,499
   BEML, Ltd..............................................    58,553    174,740
   Berger Paints India, Ltd...............................   658,217  2,356,645
  *BF Utilities, Ltd......................................    53,450    264,217
   BGR Energy Systems, Ltd................................   133,521    480,597

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
                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   Bharat Forge, Ltd......................................   497,797 $2,137,298
   Bhushan Steel, Ltd. (6288521)..........................   369,371  3,119,312
  *Bhushan Steel, Ltd. (B8KHHS3)..........................    24,624    118,378
   Biocon, Ltd............................................   351,412  1,887,112
   Birla Corp., Ltd.......................................   107,350    513,326
   Blue Dart Express, Ltd.................................    21,966  1,041,651
   Blue Star, Ltd.........................................   153,266    461,909
   Bombay Burmah Trading Co...............................    43,374    101,000
   Bombay Dyeing & Manufacturing Co., Ltd.................   785,565  1,256,053
  *Bombay Rayon Fashions, Ltd.............................    17,322     75,806
   Brigade Enterprises, Ltd...............................   100,234    132,880
   Britannia Industries, Ltd..............................   230,022  2,477,617
   Capital First, Ltd.....................................    68,029    214,441
   Carborundum Universal, Ltd.............................   329,688    733,387
   Central Bank Of India.................................. 1,433,798  1,896,345
  *Century Plyboards India, Ltd...........................   137,796    133,508
   Century Textiles & Industries, Ltd.....................   327,287  1,745,960
   CESC, Ltd..............................................   475,921  2,540,381
   Chambal Fertilizers & Chemicals, Ltd...................   830,424    821,547
   Chennai Petroleum Corp., Ltd...........................   211,331    426,985
   Cholamandalam Investment and Finance Co., Ltd..........    71,956    359,096
  *City Union Bank, Ltd. (B96FP40)........................   201,678    156,822
   City Union Bank, Ltd. (6313940)........................ 1,059,647  1,076,582
   Clariant Chemicals India, Ltd..........................    36,800    321,086
   Claris Lifesciences, Ltd...............................    95,636    317,749
   CMC, Ltd...............................................    60,897  1,495,895
   Core Education & Technologies, Ltd.....................   231,302    236,163
   Coromandel International, Ltd..........................   461,112  1,665,900
   Corp. Bank.............................................   217,190  1,527,593
   Cox & Kings, Ltd.......................................   144,945    345,432
   CRISIL, Ltd............................................   120,617  2,008,468
   Crompton Greaves, Ltd.................................. 1,161,284  1,985,243
   Dalmia Bharat, Ltd.....................................    57,965    137,509
   DB Corp., Ltd..........................................    36,577    161,483
  *DB Realty, Ltd.........................................   790,475    940,749
   DCM Shriram Consolidated...............................   234,293    251,081
   Deepak Fertilisers & Petrochemicals Corp., Ltd.........   147,728    294,036
   Delta Corp., Ltd.......................................   535,652    623,512
  *DEN Networks, Ltd......................................   343,697  1,408,293
   Dena Bank..............................................   127,628    215,809
  *Development Credit Bank, Ltd........................... 1,459,229  1,276,797
   Dewan Housing Finance Corp., Ltd.......................   110,571    359,739
  *Dish TV India, Ltd..................................... 2,923,883  3,698,617
   Dishman Pharmaceuticals & Chemicals, Ltd...............    84,926    109,581
  *Dredging Corp. Of India, Ltd...........................    21,673     87,235
   eClerx Services, Ltd...................................    20,502    231,822
   Edelweiss Financial Services, Ltd......................   353,351    197,382
   Educomp Solutions, Ltd.................................   382,446    460,244
   Eicher Motors, Ltd.....................................    48,150  2,657,336
   EID Parry India, Ltd...................................   333,058    943,647
   EIH, Ltd...............................................   479,843    548,057
   Elder Pharmaceuticals, Ltd.............................    41,972    288,764

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
                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   Electrosteel Castings, Ltd.............................   126,195 $   39,237
  *Electrosteel Steels, Ltd...............................    78,502      7,161
   Elgi Equipments, Ltd...................................   224,474    317,383
   Emami, Ltd.............................................    82,031    972,343
   Engineers India, Ltd...................................   194,070    627,384
  *Entertainment Network India, Ltd.......................    48,584    212,911
   Era Infra Engineering, Ltd.............................   432,380  1,100,235
   Eros International Media, Ltd..........................   224,021    745,939
   Escorts, Ltd...........................................   364,793    388,721
   Ess Dee Aluminium, Ltd.................................    46,073    440,946
  *Essar Oil, Ltd......................................... 1,455,331  2,065,687
   Essar Ports, Ltd.......................................   433,651    717,292
  *Essar Shipping, Ltd....................................   112,311     40,745
   Essel Propack, Ltd.....................................   100,852     65,648
   FAG Bearings India, Ltd................................    28,675    724,192
   FDC, Ltd...............................................   316,669    528,854
   Federal Bank, Ltd......................................   698,068  5,927,562
  *Federal-Mogul Goetze India, Ltd........................    61,495    226,276
   Financial Technologies India, Ltd......................   172,001  2,555,322
   Finolex Cables, Ltd....................................   211,462    201,043
   Finolex Industries, Ltd................................   263,302    511,946
  *Fortis Healthcare, Ltd.................................   599,520  1,120,659
  *Fresenius Kabi Oncology, Ltd...........................   312,263    739,550
  *Future Retail, Ltd.....................................     2,575      6,973
  *Future Ventures India, Ltd.............................   604,856    106,458
   Gammon India, Ltd......................................   105,203     43,582
  *Gammon Infrastructure Projects, Ltd....................    31,009      6,506
   Gateway Distriparks, Ltd...............................   268,151    609,830
   Geodesic, Ltd..........................................    72,614     12,523
   Gillette India, Ltd....................................    12,757    488,266
   Gitanjali Gems, Ltd....................................   307,439  3,511,618
  *GMR Infrastructure, Ltd................................ 7,563,199  2,877,724
   Godfrey Phillips India, Ltd............................     3,364    150,571
   Godrej Industries, Ltd.................................   263,939  1,515,802
   Godrej Properties, Ltd.................................    98,488  1,139,070
  *Gokul Refoils & Solvent, Ltd...........................    27,697     10,828
   Graphite India, Ltd....................................   281,800    407,287
   Gravita India, Ltd.....................................   133,659     89,446
   Great Eastern Shipping Co., Ltd. (The).................   389,364  1,569,833
   Greaves Cotton, Ltd....................................   497,355    665,208
   Grindwell Norton, Ltd..................................    18,171     86,841
   Gruh Finance, Ltd......................................   111,195    396,217
  *GTL Infrastructure, Ltd................................ 2,314,452    105,753
   Gujarat Alkalies & Chemicals, Ltd......................   178,029    551,970
   Gujarat Fluorochemicals, Ltd...........................   156,927    873,438
   Gujarat Gas Co., Ltd...................................    49,046    223,972
   Gujarat Industries Power Co., Ltd......................    44,878     60,083
   Gujarat Mineral Development Corp., Ltd.................   511,414  1,485,760
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd....   211,883    310,576
   Gujarat NRE Coke, Ltd.................................. 1,789,527    570,011
   Gujarat State Fertilisers & Chemicals, Ltd.............   684,362    699,284
   Gujarat State Petronet, Ltd............................   896,623  1,110,804

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
                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   Gulf Oil Corp., Ltd....................................   118,401 $  135,362
  *GVK Power & Infrastructure, Ltd........................ 5,337,424    941,268
  * Hathway Cable & Datacom, Ltd..........................   258,362  1,223,862
   Havells India, Ltd.....................................   262,777  3,212,536
   HCL Infosystems, Ltd...................................   679,437    492,881
   HEG, Ltd...............................................    64,966    200,287
  *HeidelbergCement India, Ltd............................   411,053    290,542
  *Hexa Tradex, Ltd.......................................    73,518     35,020
   Hexaware Technologies, Ltd............................. 1,209,540  1,849,478
  *Himachal Futuristic Communications, Ltd................ 2,755,277    457,730
   Hinduja Global Solutions, Ltd..........................    35,626    173,326
   Hinduja Ventures, Ltd..................................    36,075    245,742
  *Hindustan Construction Co., Ltd........................ 2,735,355    710,898
  *Hindustan Oil Exploration Co., Ltd.....................   208,275    239,611
   Honeywell Automation India, Ltd........................    13,295    604,735
  *Hotel Leela Venture, Ltd...............................   560,016    218,798
  *Housing Development & Infrastructure, Ltd.............. 2,752,536  2,713,501
   HSIL, Ltd..............................................   101,318    200,114
   HT Media, Ltd..........................................   106,598    209,296
   ICRA, Ltd..............................................     9,267    180,478
   IL&FS Transportation Networks, Ltd.....................    72,996    238,559
   India Cements, Ltd..................................... 1,591,515  2,478,524
   India Infoline, Ltd.................................... 1,067,393  1,241,067
  *Indiabulls Housing Finance, Ltd........................   357,294  1,802,552
   Indian Bank............................................   218,625    697,491
   Indian Hotels Co., Ltd................................. 2,233,194  2,380,342
   Indian Overseas Bank................................... 1,375,764  1,633,921
   Indo Rama Synthetics India.............................    60,732     19,107
   Indoco Remedies, Ltd...................................    92,250    107,638
   Indraprastha Gas, Ltd..................................   468,548  2,615,668
   IndusInd Bank, Ltd.....................................    10,475     90,851
   Info Edge India, Ltd...................................   100,576    656,769
   Infotech Enterprises, Ltd..............................   187,578    609,196
   ING Vysya Bank, Ltd....................................    21,126    237,236
   Ingersoll-Rand India, Ltd..............................    38,417    283,897
   Ipca Laboratories, Ltd.................................   370,908  3,494,308
   IRB Infrastructure Developers, Ltd.....................   830,506  1,797,177
  *IVRCL, Ltd............................................. 1,420,926    511,028
   Jagran Prakashan, Ltd..................................   382,614    650,303
   Jai Corp., Ltd.........................................   461,276    547,447
   Jain Irrigation Systems, Ltd........................... 1,682,454  1,974,946
  *Jaiprakash Power Ventures, Ltd......................... 2,554,915  1,209,529
   Jammu & Kashmir Bank, Ltd..............................   138,584  3,566,990
   Jaypee Infratech, Ltd.................................. 1,547,119  1,066,163
   JB Chemicals & Pharmaceuticals, Ltd....................    31,979     46,155
   JBF Industries, Ltd....................................   141,994    278,614
  *Jet Airways India, Ltd.................................   159,407  1,836,657
   Jindal Drilling & Industries, Ltd......................    13,908     54,748
   Jindal Poly Films, Ltd.................................    90,006    257,582
   Jindal Saw, Ltd........................................   798,003  1,181,336
  *Jindal Stainless, Ltd..................................   300,336    328,561
   JK Cement, Ltd.........................................   111,995    547,619

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
                                                               SHARES    VALUE++
                                                              --------- ----------
INDIA -- (Continued)
   JK Lakshmi Cement, Ltd....................................   204,789 $  373,315
   JM Financial, Ltd......................................... 2,021,877    658,686
   JSW Energy, Ltd...........................................    62,695     76,034
  *JSW ISPAT Steel, Ltd...................................... 3,544,973    607,360
  *Jubilant Foodworks, Ltd...................................   155,717  3,211,526
   Jubilant Life Sciences, Ltd...............................   293,887    927,295
   Jyothy Laboratories, Ltd..................................   374,188  1,219,451
   Kajaria Ceramics, Ltd.....................................   156,071    606,447
   Kakinada Fertilizers, Ltd.................................   632,948    131,700
   Kalpataru Power Transmission, Ltd.........................   157,293    234,469
   Kansai Nerolac Paints, Ltd................................     9,485    210,508
   Karnataka Bank, Ltd....................................... 1,102,239  3,064,127
   Karur Vysya Bank, Ltd.....................................   159,651  1,396,176
   Kaveri Seed Co., Ltd......................................    25,347    551,636
   KEC International, Ltd....................................   431,173    430,894
   Kesoram Industries, Ltd...................................    56,319    109,905
   Kewal Kiran Clothing, Ltd.................................     1,598     21,494
   Kirloskar Brothers, Ltd...................................       817      2,270
   Kirloskar Oil Engines, Ltd................................   218,179    750,321
   KPIT Cummins Infosystems, Ltd.............................   573,772  1,104,638
   KSB Pumps, Ltd............................................    30,387    118,051
  *KSK Energy Ventures, Ltd..................................    63,482     56,291
   Lakshmi Machine Works, Ltd................................    19,343    717,693
   Lakshmi Vilas Bank, Ltd...................................   264,553    415,153
  *Lanco Infratech, Ltd...................................... 4,879,446  1,017,745
   Madras Cements, Ltd.......................................   366,779  1,691,618
  *Mahanagar Telephone Nigam.................................   902,461    337,025
   Maharashtra Seamless, Ltd.................................   108,527    438,129
   Mahindra & Mahindra Financial Services, Ltd...............   501,725  2,137,031
   Mahindra Holidays & Resorts India, Ltd....................    44,697    213,711
   Mahindra Lifespace Developers, Ltd........................    61,546    479,897
   Man Infraconstruction, Ltd................................    33,748     93,757
   Mandhana Industries, Ltd..................................    54,218    251,681
   Marico, Ltd...............................................   447,822  1,870,620
   MAX India, Ltd............................................   649,303  2,614,600
   McLeod Russel India, Ltd..................................   298,850  1,736,604
  *Mercator, Ltd.............................................   649,167    180,089
   Merck, Ltd................................................    20,801    245,649
   MindTree, Ltd.............................................    53,931    800,261
   MOIL, Ltd.................................................   152,103    629,130
   Monnet Ispat & Energy, Ltd................................    84,484    311,588
   Monsanto India, Ltd.......................................    27,206    294,613
   Motherson Sumi Systems, Ltd...............................   942,233  3,438,040
   Motilal Oswal Financial Services, Ltd.....................    18,723     29,610
   Mphasis, Ltd..............................................   189,549  1,310,155
   MRF, Ltd..................................................     7,769  1,933,705
  *Nagarjuna Oil Refinery, Ltd...............................   575,408     39,019
   Nahar Capital and Financial Services, Ltd.................     6,766      4,668
   Nahar Polyfilms, Ltd......................................    24,000      6,325
   Natco Pharma, Ltd.........................................    82,080    676,436
   Nava Bharat Ventures, Ltd.................................    13,117     39,975
   Navneet Publications India, Ltd...........................   383,995    404,315

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
                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   NCC, Ltd............................................... 1,585,471 $  922,401
   NESCO, Ltd.............................................    38,589    553,628
   NIIT Technologies, Ltd.................................   218,835  1,051,132
   NIIT, Ltd..............................................   167,888     74,443
   Nitin Fire Protection Industries, Ltd..................   618,739    746,270
   Noida Toll Bridge Co., Ltd.............................   180,315     71,037
   Oberoi Realty, Ltd.....................................     5,185     23,437
   OCL India, Ltd.........................................    51,578    144,657
  *OMAXE, Ltd.............................................   384,234  1,131,418
   Opto Circuits India, Ltd...............................   489,236    530,286
   Orchid Chemicals & Pharmaceuticals, Ltd................   137,657    165,106
   Orient Cement Ltd......................................   351,095    375,370
   Orient Paper & Industries, Ltd.........................   351,095     46,029
   Oriental Bank of Commerce..............................   510,184  2,551,827
   Orissa Minerals Development Co., Ltd...................     9,760    476,651
  *Oswal Chemicals & Fertilizers..........................    29,723     10,598
   Page Industries, Ltd...................................    13,104    873,161
  *Panacea Biotec, Ltd....................................    56,319    125,714
  *Parsvnath Developers, Ltd..............................   642,754    409,428
   Peninsula Land, Ltd....................................   392,953    347,195
   Persistent Systems, Ltd................................    50,473    491,114
  *Peter England Fashions and Retail, Ltd.................       515        578
   Petronet LNG, Ltd......................................   182,928    475,993
   Pfizer, Ltd............................................    17,895    345,951
   Phoenix Mills, Ltd.....................................   167,446    843,397
   PI Industries, Ltd.....................................    27,020     66,422
   Pidilite Industries, Ltd...............................   797,528  3,695,711
  *Pipavav Defence & Offshore Engineering Co., Ltd........ 1,461,624  1,948,775
   Piramal Enterprises, Ltd...............................   237,828  2,469,311
  *Plethico Pharmaceuticals, Ltd..........................    68,473    303,120
   Polaris Financial Technology, Ltd......................   125,423    252,826
   Praj Industries, Ltd...................................   112,064     75,733
   Prakash Industries, Ltd................................    15,110     10,215
   Prestige Estates Projects, Ltd.........................   351,427  1,100,403
  *Prime Focus, Ltd.......................................   161,855    120,255
   Prism Cement, Ltd......................................   652,290    556,849
   Procter & Gamble Hygiene & Health Care, Ltd............     4,185    214,204
  *PTC India Financial Services, Ltd......................   665,034    175,103
   PTC India, Ltd......................................... 1,400,495  1,563,783
   Punj Lloyd, Ltd........................................ 1,726,653  1,735,420
   Punjab & Sind Bank.....................................   281,477    321,934
   Radico Khaitan, Ltd....................................   393,977    908,834
   Rain Commodities, Ltd..................................   546,486    454,925
   Rajesh Exports, Ltd....................................   106,849    248,469
   Rallis India, Ltd......................................   495,799  1,241,338
   Raymond, Ltd...........................................   245,800  1,327,728
   Redington India, Ltd...................................   801,372  1,175,926
   REI Agro, Ltd.......................................... 3,394,992    742,027
  *REI Six Ten Retail, Ltd................................   159,806      7,869
   Rolta India, Ltd.......................................   668,317    753,192
   Ruchi Soya Industries, Ltd.............................   516,585    659,550
   S Mobility, Ltd........................................    70,822     32,391

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   Sadbhav Engineering, Ltd...............................   125,707 $  268,682
   Sanofi India, Ltd......................................    24,044  1,127,974
  *Sanwaria Agro Oils, Ltd................................   178,625     85,329
  *Satyam Computer Services, Ltd.......................... 1,448,406  3,000,200
   Schneider Electric Infrastructure, Ltd.................   252,369    356,287
   Shasun Pharmaceuticals, Ltd............................    44,429     60,882
  *Shipping Corp. of India, Ltd........................... 1,010,135    802,681
   Shiv-Vani Oil & Gas Exploration Services, Ltd..........     1,193        955
   Shoppers Stop, Ltd.....................................   162,262  1,125,591
   Shree Cement, Ltd......................................    14,007  1,176,902
  *Shree Renuka Sugars, Ltd............................... 2,575,579  1,152,037
   Simplex Infrastructures, Ltd...........................     1,045      2,234
   Sintex Industries, Ltd................................. 1,619,520  1,434,322
  *SITI Cable Network, Ltd................................   422,005    187,169
   SJVN, Ltd..............................................   530,895    197,625
   SKF India, Ltd.........................................    76,599    789,382
   Sobha Developers, Ltd..................................   311,166  2,410,688
   Solar Industries India, Ltd............................    25,572    475,248
   South Indian Bank, Ltd................................. 1,981,190    879,248
   SREI Infrastructure Finance, Ltd.......................   297,648    167,260
   SRF, Ltd...............................................   111,948    353,437
   State Bank of Bikaner & Jaipur.........................    76,338    613,083
  *Sterling Biotech, Ltd..................................   305,767     34,071
   Sterlite Technologies, Ltd.............................   745,823    345,151
   Strides Arcolab, Ltd...................................   338,221  5,369,175
   Styrolution ABS India, Ltd.............................    23,441    217,133
  *Sun Pharma Advanced Research Co., Ltd..................   545,127  1,254,625
   Sundaram Finance, Ltd..................................    34,562    333,440
   Sundaram Investment Ltd................................     3,890      3,466
   Sundaram-Clayton, Ltd..................................     3,890     24,136
   Sundram Fasteners, Ltd.................................   306,501    226,256
   Supreme Industries, Ltd................................   168,698  1,027,415
   Supreme Petrochem, Ltd.................................   103,075    116,182
   Surana Industries, Ltd.................................    14,879     23,248
  *Suzlon Energy, Ltd..................................... 7,128,765  1,954,555
   Swaraj Engines, Ltd....................................     3,100     26,502
   Syndicate Bank......................................... 1,056,596  2,367,981
   Tata Chemicals, Ltd....................................   297,700  1,809,402
   Tata Communications, Ltd...............................   478,854  2,029,572
   Tata Communications, Ltd. ADR..........................    95,545    806,400
   Tata Elxsi, Ltd........................................    51,574    196,690
   Tata Global Beverages, Ltd............................. 1,757,293  4,797,610
   Tata Investment Corp., Ltd.............................    30,412    243,201
  *Tata Teleservices Maharashtra, Ltd..................... 2,063,216    325,328
   Tech Mahindra, Ltd.....................................    25,892    465,178
   Techno Electric & Engineering Co., Ltd.................    55,792    135,508
   Texmaco Rail & Engineering, Ltd........................   161,974    148,447
   Thermax, Ltd...........................................   182,168  1,937,143
   Time Technoplast, Ltd..................................    99,668     71,234
  *Timken India, Ltd......................................    42,048    124,723
   Titagarh Wagons, Ltd...................................    17,656     55,114
   Torrent Pharmaceuticals, Ltd...........................   163,711  2,107,808

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CONTINUED


                                                             SHARES      VALUE++
                                                           ----------- ------------
INDIA -- (Continued)
   Torrent Power, Ltd.....................................     233,428 $    613,189
   Trent, Ltd.............................................      46,357      940,761
   Triveni Turbine, Ltd...................................     179,367      173,421
   TTK Prestige, Ltd......................................      29,300    1,904,979
   Tube Investments of India, Ltd.........................     413,857    1,229,174
  *Tulip Telecom, Ltd.....................................      73,866       27,597
  *TV18 Broadcast, Ltd....................................   2,720,920    1,349,304
   TVS Motor Co., Ltd.....................................   1,379,292    1,001,935
   UCO Bank...............................................   1,166,780    1,514,652
   Uflex, Ltd.............................................      11,351       15,773
   Unichem Laboratories, Ltd..............................     226,126      712,607
  *Unitech, Ltd...........................................  11,473,065    5,774,822
   United Bank of India...................................     473,585      532,384
   United Phosphorus, Ltd.................................   1,520,194    4,006,550
  *Usha Martin, Ltd.......................................     643,299      307,838
  *Uttam Galva Steels, Ltd................................     115,379      150,396
  *Uttam Value Steels, Ltd................................      42,051        7,673
   V-Guard Industries, Ltd................................      81,775      772,769
   Vakrangee Software, Ltd................................     228,333      314,230
  *Vardhman Special Steels, Ltd...........................      15,258        6,582
   Vardhman Textiles, Ltd.................................      79,246      398,256
   Vesuvius India, Ltd....................................       1,802       11,972
   Videocon Industries, Ltd...............................     565,723    2,265,049
   Vijaya Bank............................................   1,183,699    1,157,600
   VIP Industries, Ltd....................................     280,314      327,440
   Voltas, Ltd............................................     845,492    1,339,419
   VST Industries, Ltd....................................      15,968      460,137
   WABCO India, Ltd.......................................       8,387      210,195
   Welspun Corp., Ltd.....................................     693,755      682,168
  *Wockhardt, Ltd.........................................      49,811    1,776,336
   Wyeth, Ltd.............................................      39,587      606,272
  *Zee Learn, Ltd.........................................      57,229       18,654
   Zensar Technologies, Ltd...............................     104,999      476,855
  *Zuari Agro Chemicals, Ltd..............................      42,970      123,387
   Zuari Global, Ltd......................................      32,457       42,726
   Zydus Wellness, Ltd....................................      64,359      531,324
   Zylog Systems, Ltd.....................................      17,252       16,731
                                                                       ------------
TOTAL INDIA...............................................              333,723,996
                                                                       ------------
INDONESIA -- (4.7%).......................................
   Ace Hardware Indonesia Tbk PT..........................  20,189,500    2,036,979
   Adhi Karya Persero Tbk PT..............................   8,176,000    2,503,896
  *Agis Tbk PT............................................  12,930,500      598,797
  *Agung Podomoro Land Tbk PT.............................  32,619,000    1,592,877
   AKR Corporindo Tbk PT..................................  13,595,200    7,210,152
   Alam Sutera Realty Tbk PT..............................  78,688,000    8,513,247
   Aneka Tambang Persero Tbk PT...........................  27,240,000    3,875,897
   Arwana Citramulia Tbk PT...............................   2,236,000      713,360
   Asahimas Flat Glass Tbk PT.............................     983,000      849,651
   Astra Graphia Tbk PT...................................   1,904,000      360,892
  *Bakrie and Brothers Tbk PT............................. 319,498,500    1,643,088
   Bakrie Sumatera Plantations Tbk PT.....................  69,505,000      651,534

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CONTINUED


                                                             SHARES     VALUE++
                                                           ----------- ----------
INDONESIA -- (Continued)
  *Bakrie Telecom Tbk PT..................................  80,514,398 $  414,259
  *Bakrieland Development Tbk PT.......................... 204,925,750  1,098,573
   Bank Bukopin Tbk PT....................................  24,854,666  2,355,213
  *Bank Pan Indonesia Tbk PT..............................  16,502,000  1,360,098
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT...  15,099,000  1,896,773
  *Bank Permata Tbk PT....................................     293,000     51,254
   Bank Tabungan Negara Persero Tbk PT....................  19,348,249  2,968,004
  *Barito Pacific Tbk PT..................................  11,088,500    462,848
  *Benakat Petroleum Energy Tbk PT........................  77,552,500  1,318,258
   Berau Coal Energy Tbk PT...............................  31,804,500    672,004
  *Berlian Laju Tanker Tbk PT.............................  35,106,366         --
   Bhakti Investama Tbk PT................................ 108,788,400  5,493,010
   Bisi International PT..................................   8,831,500    672,843
  *Borneo Lumbung Energi & Metal Tbk PT...................  25,291,500  1,173,638
  *Budi Acid Jaya Tbk PT..................................   5,947,000     71,561
  *Bumi Resources Minerals Tbk PT.........................   7,618,000    262,876
   Bumi Serpong Damai PT..................................   7,937,200  1,411,035
   BW Plantation Tbk PT...................................  11,348,000  1,062,665
  *Central Proteinaprima Tbk PT...........................  21,920,000     90,183
  *Chandra Asri Petrochemical Tbk PT......................      13,500      4,142
   Charoen Pokphand Indonesia Tbk PT......................   9,381,000  4,874,803
   Ciputra Development Tbk PT.............................  58,522,080  8,298,065
   Ciputra Property Tbk PT................................  13,596,000  1,623,019
   Ciputra Surya Tbk PT...................................   5,678,000  1,957,051
   Citra Marga Nusaphala Persada Tbk PT...................  11,505,500  2,179,402
   Clipan Finance Indonesia Tbk PT........................   1,482,000     67,895
  *Darma Henwa Tbk PT.....................................  72,303,600    371,882
  *Davomas Abadi Tbk PT...................................  37,629,500    193,518
  *Delta Dunia Makmur Tbk PT..............................  36,242,000    698,219
  *Energi Mega Persada Tbk PT............................. 216,422,000  3,036,294
  *Erajaya Swasembada Tbk PT..............................     404,500    130,154
   Ever Shine Textile Tbk PT..............................   3,654,640     65,782
  *Exploitasi Energi Indonesia Tbk PT.....................  46,396,500  1,742,081
  *Fajar Surya Wisesa Tbk PT..............................     216,000     59,550
   Gajah Tunggal Tbk PT...................................  10,317,500  3,082,005
  *Garda Tujuh Buana Tbk PT...............................     166,000     53,916
  *Garuda Indonesia Persero Tbk PT........................  26,759,500  1,735,866
   Global Mediacom Tbk PT.................................  14,137,000  3,166,682
   Gozco Plantations Tbk PT...............................  12,307,700    179,909
  *Hanson International Tbk PT............................  27,497,000  1,387,216
   Harum Energy Tbk PT....................................   5,907,500  2,526,163
   Hexindo Adiperkasa Tbk PT..............................   1,496,000    747,100
   Holcim Indonesia Tbk PT................................   7,129,000  2,679,164
  *Indah Kiat Pulp & Paper Corp. Tbk PT...................  12,872,500  1,150,358
   Indika Energy Tbk PT...................................  10,666,500  1,232,617
   Indo-Rama Synthetics Tbk PT............................     485,000     70,423
   Indomobil Sukses Internasional Tbk PT..................   5,344,500  2,917,817
  *Inovisi Infracom Tbk PT................................     240,700    157,495
   Intiland Development Tbk PT............................  27,457,032  1,668,655
   Japfa Comfeed Indonesia Tbk PT.........................  24,175,000  4,801,360
   Jaya Real Property Tbk PT..............................   1,967,500    976,876
  *Kawasan Industri Jababeka Tbk PT....................... 109,273,500  3,378,748

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CONTINUED


                                                             SHARES      VALUE++
                                                           ----------- -----------
INDONESIA -- (Continued)
   Krakatau Steel Persero Tbk PT..........................  10,839,000 $   614,669
  *Lippo Cikarang Tbk PT..................................   2,365,500   1,670,881
   Malindo Feedmill Tbk PT................................   7,671,000   2,211,401
   Matahari Putra Prima Tbk PT............................  12,660,128   2,594,137
   Mayora Indah Tbk PT....................................   3,432,500  10,620,437
   Medco Energi Internasional Tbk PT......................   9,515,500   1,872,830
   Media Nusantara Citra Tbk PT...........................   5,774,485   1,858,830
   Mitra Adiperkasa Tbk PT................................   7,113,000   6,044,045
  *Mitra International Resources Tbk PT...................   6,855,000      45,847
   Modern Internasional Tbk PT............................   3,912,300     386,762
  *Modernland Realty Tbk PT...............................   6,156,500     614,204
   Multipolar Corp. Tbk PT................................  28,017,500   1,702,660
   Multistrada Arah Sarana Tbk PT.........................   6,875,500     297,422
   Nippon Indosari Corpindo Tbk PT........................     696,500     551,861
  *Nusantara Infrastructure Tbk PT........................  28,228,000     726,780
   Pabrik Kertas Tjiwi Kimia Tbk PT.......................     557,500     111,679
   Pakuwon Jati Tbk PT....................................  70,747,200   2,949,005
   Pan Brothers Tbk PT....................................     207,000       9,373
  *Panasia Indo Resources Tbk PT..........................      79,000       5,485
  *Panin Financial Tbk PT.................................  96,871,500   2,394,748
   Panin Insurance Tbk PT.................................   8,124,500     644,211
   Pembangunan Perumahan Persero Tbk PT...................  13,996,500   2,048,358
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT..  17,485,000   2,736,767
   Petrosea Tbk PT........................................   4,048,000     716,605
  *Polaris Investama Tbk PT...............................   2,730,500     262,625
  *Polychem Indonesia Tbk PT..............................   5,392,000     199,854
   PT Suryainti Permata Tbk...............................   7,252,000          --
   PT Texmaco Jaya Tbk....................................      93,000          --
   Ramayana Lestari Sentosa Tbk PT........................  23,532,000   3,490,024
   Resource Alam Indonesia Tbk PT.........................   2,594,000     561,813
  *Salim Ivomas Pratama Tbk PT............................   1,805,000     148,656
  *Samindo Resources Tbk PT...............................     879,750      63,328
   Sampoerna Agro PT......................................   5,147,500   1,033,700
   Samudera Indonesia Tbk PT..............................     142,500      57,046
   Selamat Sempurna Tbk PT................................   5,105,500   1,431,700
  *Sentul City Tbk PT..................................... 198,365,500   5,826,604
   Sinar Mas Agro Resources and Technology Tbk PT.........   1,037,460     715,295
  *Sugih Energy Tbk PT....................................  48,115,000   2,032,285
   Summarecon Agung Tbk PT................................  33,746,532   9,036,342
  *Sunson Textile Manufacturer Tbk PT.....................   2,325,500      29,829
  *Surabaya Agung Industri Pulp & Kertas Tbk PT...........      64,500       1,327
   Surya Dumai Industri Tbk...............................   3,298,500          --
   Surya Semesta Internusa Tbk PT.........................  30,146,000   4,909,289
   Tiga Pilar Sejahtera Food Tbk..........................  15,893,000   2,029,683
   Timah Persero Tbk PT...................................  14,203,000   2,078,354
   Total Bangun Persada Tbk PT............................  10,659,500   1,174,843
  *Tower Bersama Infrastructure Tbk PT....................   2,781,500   1,617,836
  *Trada Maritime Tbk PT..................................  38,168,513   5,698,888
   Trias Sentosa Tbk PT...................................  38,725,600   1,474,615
  *Trimegah Securities Tbk PT.............................   9,741,000     111,289
  *Truba Alam Manunggal Engineering PT....................  21,316,500     109,625
   Tunas Baru Lampung Tbk PT..............................  11,087,000     553,510

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- ------------
INDONESIA -- (Continued)
   Tunas Ridean Tbk PT.................................... 13,838,000 $  1,438,835
   Ultrajaya Milk Industry & Trading Co. Tbk PT...........  2,018,000      707,381
   Unggul Indah Cahaya Tbk PT.............................     48,239        9,749
   Wijaya Karya Persero Tbk PT............................ 16,679,500    4,121,659
                                                                      ------------
TOTAL INDONESIA...........................................             204,954,673
                                                                      ------------
ISRAEL -- (0.0%)
   Feuchtwanger Investments, Ltd..........................      4,200           --
  *Knafaim Holdings, Ltd..................................     19,085       49,767
  *Metis Capital, Ltd.....................................        919           --
   Mivtach Shamir.........................................     11,010      289,801
                                                                      ------------
TOTAL ISRAEL..............................................                 339,568
                                                                      ------------
MACEDONIA -- (0.0%).......................................
   Daeho International Corp...............................        543           --
   Hankook Synthetics, Inc................................        550           --
   ZeroOne Interactive Co., Ltd...........................      3,200           --
                                                                      ------------
TOTAL MACEDONIA...........................................                      --
                                                                      ------------
MALAYSIA -- (4.5%)........................................
   Adventa Bhd............................................      4,600          603
   Aeon Co. M Bhd.........................................  1,074,000    5,116,287
   Aeon Credit Service M Bhd..............................     46,800      221,881
   Affin Holdings Bhd.....................................  1,222,600    1,423,650
  *Alam Maritim Resources Bhd.............................  2,167,000      645,523
   Amway Malaysia Hldgs...................................    399,300    1,548,144
   Ann Joo Resources Bhd..................................    994,350      379,738
   Anson Perdana Berhad...................................     10,000           --
   APM Automotive Holdings Bhd............................    409,100      686,001
   Asas Dunia BHD.........................................    100,400       47,021
   Benalec Holdings BHD...................................  3,659,400    1,396,552
   Berjaya Assets BHD.....................................    810,100      233,076
   Berjaya Corp. Bhd...................................... 16,012,800    2,738,091
   Berjaya Land Bhd.......................................  3,734,000    1,005,357
   BIMB Holdings Bhd......................................  2,417,000    2,790,261
   Bintulu Port Holdings Bhd..............................     25,900       61,230
   BLD Plantation Bhd.....................................     21,400       61,938
   Bonia Corp. Bhd........................................     21,400       13,304
   Boustead Heavy Industries Corp. Bhd....................      2,600        1,796
   Boustead Holdings Bhd..................................    999,572    1,682,648
   Bursa Malaysia Bhd.....................................  3,459,000    8,133,872
   Cahya Mata Sarawak Bhd.................................    942,500    1,035,383
   Can-One Bhd............................................    316,000      255,743
   Carlsberg Brewery Malaysia Bhd Class B.................    903,700    4,436,176
   Carotech Berhad........................................    230,650        1,516
   CB Industrial Product Holding Bhd......................    948,520      779,656
   Chin Teck Plantations BHD..............................     33,000       97,623
  *CI Holdings Bhd........................................     25,700        8,962
   Coastal Contracts Bhd..................................    764,566      502,911
   CSC Steel Holdings Bhd.................................    564,800      228,556
   Cycle & Carriage Bintang BHD...........................     15,000       12,631

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
   Daibochi Plastic & Packaging Industry Bhd..............    46,200 $   47,085
   Datuk Keramik Holdings Berhad..........................    24,000         --
   Daya Materials Bhd..................................... 1,164,400     76,659
   Dayang Enterprise Holdings Bhd......................... 1,068,131  1,236,245
   Dialog Group BHD....................................... 4,126,992  3,217,818
   Dijaya Corp. Bhd....................................... 1,402,800    701,586
   DRB-Hicom Bhd.......................................... 5,663,500  4,677,303
   Dutch Lady Milk Industries BHD.........................   136,600  2,079,638
   Eastern & Oriental Bhd................................. 4,759,300  2,581,986
   ECM Libra Financial Group Bhd..........................   444,266     97,838
  *Elk-Desa Resources Bhd.................................   134,024     55,125
   Eng Kah Corp. Bhd......................................    21,890     23,027
   Evergreen Fibreboard Bhd............................... 1,239,400    201,686
   Faber Group BHD........................................ 1,294,100    643,755
   FAR East Holdings BHD..................................    61,500    145,426
   Fountain View Development Berhad.......................   808,200         --
   Fraser & Neave Holdings Bhd............................   172,700  1,035,339
   George Kent Malaysia BHD...............................    34,200      9,445
   Globetronics Technology BHD............................   788,060    471,475
   Glomac Bhd............................................. 1,856,300    573,611
  *Golden Plus Holding BHD................................   216,000         --
  *Goldis BHD.............................................   524,250    341,241
  *Green Packet Bhd.......................................   347,100     37,756
   Guan Chong Bhd.........................................   212,100    130,320
   Guinness Anchor Bhd....................................   879,600  5,337,880
   GuocoLand Malaysia Bhd.................................   810,200    287,870
   Hai-O Enterprise BHD...................................   552,780    416,230
   HAP Seng Consolidated Bhd.............................. 4,696,240  2,625,934
   Hap Seng Plantations Holdings Bhd...................... 1,189,900  1,059,606
   Hartalega Holdings Bhd................................. 1,207,300  2,079,433
   Hiap Teck Venture Bhd..................................   220,800     29,755
  *HO WAH Genting BHD..................................... 3,176,000    230,030
   Hock Seng LEE BHD...................................... 1,070,416    510,189
   Hong Leong Industries Bhd..............................   605,900    845,815
  *Hovid Bhd..............................................   922,600     71,246
   Hua Yang Bhd...........................................   488,300    322,375
   Hunza Properties Bhd...................................   399,600    220,875
   HwangDBS Malaysia BHD..................................   427,200    602,400
   IGB Corp. Bhd.......................................... 5,411,155  4,202,190
   IGB REIT...............................................   664,138    296,536
   IJM Land Bhd........................................... 2,485,300  2,105,937
   IJM Plantations Bhd.................................... 1,584,100  1,545,593
   Inch Kenneth Kajang Rubber............................. 1,045,300    314,739
   Insas Bhd.............................................. 1,771,381    253,385
   Integrated Logistics Bhd...............................   260,515     81,338
   Integrax BHD...........................................    36,600     15,043
   Iris Corp. Bhd......................................... 4,377,900    230,340
  *JAKS Resources Bhd..................................... 1,842,000    212,228
   Jaya Tiasa Holdings BHD................................ 1,561,527    997,790
   JCY International Bhd.................................. 3,285,800    535,158
   JobStreet Corp. Bhd....................................    26,700     29,020
   JT International Bhd...................................   554,100  1,169,024

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
   K & N Kenanga Holdings Berhad..........................    79,089 $       15
   K&N Kenanga Holdings BHD............................... 1,096,860    196,589
  *Karambunai Corp. Bhd................................... 4,654,100    160,558
   Keck Seng Malaysia Bhd.................................   828,150  1,287,095
   Kian JOO CAN Factory BHD............................... 1,664,480  1,302,393
   Kim Loong Resources Bhd................................   292,760    216,505
  *Kinsteel Bhd........................................... 1,888,600    183,589
   KLCC Property Holdings Bhd.............................   926,400  2,207,527
  *KNM Group Bhd.......................................... 7,390,250  1,045,267
   Kossan Rubber Industries............................... 1,073,900  1,391,118
   KPJ Healthcare Bhd..................................... 3,189,750  6,371,219
   KSK Group Bhd.......................................... 3,263,700    659,559
  *KSL Holdings BHD.......................................   867,966    570,910
  *KUB Malaysia BHD....................................... 1,353,500    166,846
   Kulim Malaysia BHD..................................... 1,632,000  1,921,151
  *Kumpulan Europlus Bhd.................................. 1,588,600    501,589
   Kumpulan Fima BHD......................................   812,650    515,763
   Kumpulan Perangsang Selangor Bhd.......................   597,200    247,705
   Kwantas Corp. BHD......................................   390,200    244,892
  *Land & General BHD..................................... 3,309,000    413,304
  *Landmarks BHD.......................................... 1,099,400    341,759
   LBS Bina Group Bhd..................................... 1,046,400    313,544
   Lingkaran Trans Kota Holdings Bhd......................   984,200  1,439,367
  *Lion Corp. Bhd.........................................   535,800     39,766
   Lion Industries Corp. Bhd.............................. 2,705,400    862,666
   LPI Capital Bhd........................................   104,780    475,425
   Mah Sing Group Bhd..................................... 3,477,987  2,594,852
   Malayan Flour Mills Bhd................................ 1,353,050    569,324
   Malaysia Building Society.............................. 1,463,200  1,323,647
  *Malaysian Airline System Bhd........................... 5,466,900  1,223,213
   Malaysian Bulk Carriers Bhd............................ 1,796,800    874,816
   Malaysian Pacific Industries Bhd.......................   364,713    299,751
   Malaysian Resources Corp. Bhd.......................... 9,450,949  4,387,558
   Mancon Berhad..........................................    12,000         --
   Masterskill Education Group Bhd........................   123,600     23,595
   MBM Resources BHD...................................... 1,028,096  1,250,996
   Media Chinese International, Ltd....................... 1,933,000    718,359
   Media Prima Bhd........................................ 5,047,903  3,969,201
   Mega First Corp. BHD...................................   404,800    206,254
   MEMS Technology Berhad................................. 1,917,000         --
   MHC Plantations Bhd....................................    22,300      7,553
   MK Land Holdings BHD...................................   775,500     77,648
   MKH BHD................................................   845,692    575,411
   MNRB Holdings Bhd......................................   693,800    657,397
   Mudajaya Group Bhd..................................... 1,253,166  1,005,507
   Muhibbah Engineering M Bhd............................. 1,955,650    720,573
  *Mulpha International Bhd............................... 9,292,800  1,176,846
   Multi-Purpose Holdings BHD............................. 1,587,700  1,838,416
   My EG Services Bhd..................................... 1,961,900    538,340
   Naim Holdings Bhd......................................   845,200    694,904
   NCB Holdings Bhd....................................... 1,147,200  1,727,362
   Nikko Electronics Berhad...............................    36,600         --

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
                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
   Notion VTEC Bhd........................................   558,215 $  119,218
   NTPM Holdings Bhd...................................... 1,203,180    187,876
   Oldtown Bhd............................................   851,800    714,390
   Oriental Holdings BHD..................................   204,200    656,564
   OSK Holdings BHD....................................... 2,666,670  1,403,574
   Padini Holdings Bhd.................................... 2,737,400  1,611,842
   Panasonic Manufacturing Malaysia BHD...................   157,184  1,154,672
   Panglobal Berhad.......................................    14,000         --
   Paramount Corp. Bhd....................................   310,100    152,243
   Parkson Holdings Bhd...................................   755,400  1,047,587
   PBA Holdings BHD.......................................   274,100     75,746
   Pelikan International Corp. Bhd........................   768,519    130,155
  *Perdana Petroleum Bhd.................................. 1,988,100    961,448
  *Perisai Petroleum Teknologi Bhd........................ 3,844,600  1,441,472
   Perusahaan Sadur Timah Malay...........................     5,000      5,093
   Pharmaniaga Bhd........................................    50,200    138,770
   Pie Industrial BHD.....................................   140,100    213,271
   PJ Development Holdings Bhd............................ 1,247,700    328,144
   POS Malaysia BHD....................................... 2,861,100  4,093,094
   Press Metal Bhd........................................   955,200    561,854
   Prime Utilities Berhad.................................     3,000         --
   Protasco Bhd...........................................   457,600    158,097
  *Puncak Niaga Holding Bhd...............................   929,120    522,029
   QL Resources Bhd....................................... 2,093,420  2,059,237
   RCE Capital Bhd........................................ 1,535,850    126,348
   Rimbunan Sawit Bhd..................................... 2,193,600    569,921
   Salcon Bhd.............................................   749,400    121,952
   Sarawak Oil Palms Bhd..................................   383,260    709,238
   Sarawak Plantation Bhd.................................   106,600     90,037
   Scientex BHD...........................................   126,062    148,396
  *Scomi Group Bhd........................................ 7,933,200    874,115
   SEG International BHD..................................   273,500    148,377
   Selangor Dredging Bhd.................................. 1,118,200    277,923
   Selangor Properties Bhd................................   141,900    181,855
   Shangri-La Hotels Malaysia Bhd.........................   240,000    401,358
   Shell Refining Co. Federation of Malaya Bhd............    30,000     83,248
   SHL Consolidated BHD...................................   277,400    126,520
   Southern Acids Malaysia BHD............................    41,000     35,974
   SRI Hartemas Berhad....................................    65,000         --
   Star Publications Malaysia Bhd.........................   929,000    741,929
   Subur Tiasa Holdings Bhd...............................   386,085    234,012
   Sunway Bhd............................................. 3,419,770  3,258,185
   Supermax Corp. Bhd..................................... 3,267,500  2,138,562
   Suria Capital Holdings Bhd.............................   672,900    336,296
   Syarikat Takaful Malaysia Bhd..........................   325,200    710,328
  *Symphony Life Bhd......................................   689,430    200,562
   Ta Ann Holdings Bhd....................................   898,108  1,030,218
   TA Enterprise Bhd...................................... 6,172,700  1,024,812
   TA Global Bhd.......................................... 3,378,340    261,235
   TAHPS Group Bhd........................................     4,000      6,838
   TAN Chong Motor Holdings BHD........................... 1,442,900  2,576,584
   Tasek Corp. Bhd........................................    75,900    387,056

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
MALAYSIA -- (Continued)
   TDM BHD................................................   567,000 $    817,857
  *TH Heavy Engineering Bhd............................... 3,459,500      494,911
   TH Plantations Bhd..................................... 1,328,800      958,049
   Three-A Resources BHD..................................    11,100        3,634
   Time dotCom Bhd........................................ 1,821,888    2,379,098
   Top Glove Corp. Bhd.................................... 2,473,860    5,141,028
   Tradewinds Corp. Bhd................................... 1,012,900      359,407
   TRC Synergy Bhd........................................   155,520       26,364
   TSH Resources Bhd...................................... 2,017,200    1,425,598
   Uchi Technologies Bhd.................................. 1,248,800      505,274
   Unico-Desa Plantations Bhd............................. 1,853,775      652,271
   Unisem M Bhd........................................... 3,339,090      944,205
   United Malacca Bhd.....................................   396,150      950,429
   United Plantations BHD.................................   508,900    4,658,632
   UOA Development Bhd.................................... 1,890,000    1,374,999
   VS Industry Bhd........................................   344,026      145,972
   Wah Seong Corp. Bhd.................................... 1,958,335    1,049,967
   WCT Bhd................................................ 4,321,940    3,411,340
   Wellcall Holdings Bhd..................................    18,000       12,850
   Wing Tai Malaysia BHD..................................   609,600      382,891
   WTK Holdings BHD....................................... 1,966,500      630,829
   Yinson Holdings BHD....................................   265,200      243,385
   YNH Property Bhd.......................................   935,398      569,717
   YTL E-Solutions BHD.................................... 3,485,600      676,012
  *YTL Land & Development BHD............................. 1,199,200      353,164
   Zhulian Corp. Bhd......................................   668,733      593,566
                                                                     ------------
TOTAL MALAYSIA............................................            193,395,801
                                                                     ------------
MEXICO -- (3.3%)..........................................
  *Alsea S.A.B. de C.V.................................... 2,790,399    8,479,919
   Arca Continental S.A.B. de C.V......................... 1,167,783    9,556,888
 #*Axtel S.A.B. de C.V.................................... 5,791,738    1,922,264
   Banregio Grupo Financiero S.A.B. de C.V................   658,230    3,626,626
 #*Bio Pappel S.A.B. de C.V...............................   407,728      743,778
  #Bolsa Mexicana de Valores S.A.B. de C.V................ 2,416,799    6,604,135
  #Cia Minera Autlan S.A.B. de C.V. Series B..............   424,192      376,251
   Compartamos S.A.B. de C.V.............................. 3,957,362    6,583,490
  *Consorcio ARA S.A.B. de C.V. Series *.................. 5,690,493    1,874,601
  #Corp. Actinver S.A.B. de C.V...........................    10,600       11,593
 #*Corp. GEO S.A.B. de C.V. Series B...................... 3,194,830    1,107,717
  *Corp. Interamericana de Entretenimiento S.A.B. de C.V.
    Class B...............................................   960,372      692,065
  *Corp. Mexicana de Restaurantes S.A.B. de C.V...........     1,323          501
   Corp. Moctezuma S.A.B. de C.V. Series *................   858,200    2,671,649
   Corporativo Fragua S.A.B. de C.V.......................         3           58
  *Corporativo GBM S.A.B. de C.V..........................    26,419       17,189
 #*Desarrolladora Homex S.A.B. de C.V..................... 1,235,743    1,003,469
 #*Desarrolladora Homex S.A.B. de C.V. ADR................    38,266      186,738
   Empaques Ponderosa SA de CV............................   206,000           --
  *Empresas ICA S.A.B. de C.V............................. 2,494,768    6,862,394
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR..............   697,734    7,682,051
 #*Financiera Independencia S.A.B. de C.V.................   215,935      101,189
 #*Genomma Lab Internacional S.A.B. de C.V. Class B....... 5,094,797   11,001,670

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
                                                              SHARES     VALUE++
                                                            ---------- ------------
MEXICO -- (Continued)
  *Gruma S.A.B. de C.V. Class B............................  1,548,765 $  7,690,062
  *Gruma S.A.B. de C.V. Sponsored ADR......................     33,070      653,133
 #*Grupo Aeromexico S.A.B. de C.V..........................    474,505      683,095
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V......    944,115    3,610,906
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR.      3,642      111,409
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.....     11,942      691,203
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B.    624,635    3,617,978
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR......     16,100    1,998,171
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B..    233,796    2,901,679
  *Grupo Cementos de Chihuahua S.A.B. de C.V...............    822,000    3,064,653
   Grupo Comercial Chedraui S.A. de C.V....................    309,598    1,180,023
 #*Grupo Famsa S.A.B. de C.V. Class A......................  1,406,033    2,798,796
  # Grupo Herdez S.A.B. de C.V. Series *...................    951,756    3,464,551
   Grupo Industrial Maseca S.A.B. de C.V. Class B..........    578,600      968,757
   Grupo Industrial Saltillo S.A.B. de C.V.................    183,833      420,889
   Grupo KUO S.A.B. de C.V. Series B.......................    437,160    1,089,813
   Grupo Nutrisa S.A.B. de C.V.............................         88          643
 #*Grupo Pochteca S.A.B. de C.V............................    522,460    1,004,706
   Grupo Posadas S.A.B. de C.V.............................    198,900      370,205
  *Grupo Qumma S.A. de C.V. Series B.......................    105,334           --
 #*Grupo Simec S.A.B. de C.V. Series B.....................    688,838    3,178,606
 #*Grupo Simec S.A.B. de C.V. Sponsored ADR................      5,180       71,070
  *Grupo Sports World S.A.B. de C.V........................    225,038      369,741
   Industrias Bachoco S.A.B. de C.V. ADR...................      7,826      266,241
   Industrias Bachoco S.A.B. de C.V. Series B..............    316,520      897,245
 #*Industrias CH S.A.B. de C.V. Series B...................  1,217,718    9,810,100
  *Inmuebles Carso S.A.B. de C.V...........................    340,447      339,261
   Megacable Holdings S.A.B. de C.V........................    266,533      871,007
  *OHL Mexico S.A.B. de C.V................................    115,178      356,472
 #*Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,385,468   12,360,735
   Qualitas Controladora S.A.B. de C.V.....................     12,200       27,621
  *Sanluis Corp. S.A.B. de C.V.............................      4,642           --
  *Sanluis Corp. S.A.B. de C.V. Class B....................      4,642           --
   Sanluis Rassini S.A.P.I. de C.V. Series A...............      3,300           --
  *Savia SA Class A........................................    610,700           --
   TV Azteca S.A.B. de C.V.................................  7,046,406    5,217,067
 #*Urbi Desarrollos Urbanos S.A.B. de C.V..................  2,371,991      351,629
  *Vitro S.A.B. de C.V. Series A...........................    736,702    1,759,498
                                                                       ------------
TOTAL MEXICO...............................................             143,303,200
                                                                       ------------
PHILIPPINES -- (1.7%)
   A Soriano Corp..........................................  3,430,211      575,801
   Aboitiz Equity Ventures, Inc............................  1,329,270    1,841,628
   Alsons Consolidated Resources, Inc......................  3,647,000      125,138
   Atlas Consolidated Mining & Development.................  3,034,900    1,531,590
  *Belle Corp.............................................. 18,910,900    2,977,199
   Cebu Air, Inc...........................................    981,420    1,943,224
   Cebu Holdings, Inc......................................  3,291,900      507,052
   China Banking Corp......................................    472,790      793,643
   COL Financial Group, Inc................................    110,400       54,889
   EEI Corp................................................  1,320,500      464,679
  *Empire East Land Holdings, Inc.......................... 20,479,000      558,159

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
                                                             SHARES      VALUE++
                                                           ----------- -----------
PHILIPPINES -- (Continued)
   Filinvest Development Corp.............................   3,314,322 $   514,478
   Filinvest Land, Inc....................................  72,127,577   3,579,426
  *First Gen Corp.........................................   5,215,900   2,859,065
   First Philippine Holdings Corp.........................   1,527,600   3,971,631
  *Ginebra San Miguel, Inc................................     771,000     285,880
  *Global-Estate Resorts, Inc.............................  10,262,000     635,827
   House of Investments, Inc..............................     100,000      18,853
   International Container Terminal Services, Inc.........       4,358       9,745
   Jollibee Foods Corp....................................     702,908   2,195,732
   Lafarge Republic, Inc..................................   2,327,882     615,000
   Leisure & Resorts World Corp...........................     714,300     149,273
  *Lepanto Consolidated Mining............................  27,254,000     636,744
   Lopez Holdings Corp....................................   9,190,900   1,561,779
   Macroasia Corp.........................................     447,500      28,425
  *Manila Mining Corp..................................... 144,762,500     207,704
   Manila Water Co., Inc..................................   3,290,900   3,195,651
   Megawide Construction Corp.............................     283,900     150,463
   Megaworld Corp.........................................  32,472,000   3,278,724
   Metro Pacific Corp. Series A...........................   1,827,193          --
   Metro Pacific Investments Corp.........................   7,805,000   1,155,265
  *Pepsi-Cola Products Philippines, Inc...................   5,159,500     780,910
  *Philex Petroleum Corp..................................     337,200     220,515
  *Philippine Bank of Communications......................      58,904      25,044
  *Philippine National Bank...............................   1,243,335   3,476,560
  *Philippine National Construction Corp..................     173,000      20,595
   Philippine Savings Bank................................     356,863   1,239,197
   Philippine Stock Exchange, Inc.........................      86,660   1,010,993
   Philippine Townships, Inc..............................     318,732      36,783
   Philodrill Corp........................................ 274,300,000     280,244
   Philtown Properties, Inc...............................     111,562       4,174
   Philweb Corp...........................................   2,631,940     908,247
   Phinma Corp............................................     135,549      49,451
   Phoenix Petroleum Philippines, Inc.....................     464,600     109,646
   RFM Corp...............................................   8,590,268   1,187,532
   Rizal Commercial Banking Corp..........................   1,270,530   2,284,996
   Robinsons Land Corp....................................   7,630,305   4,770,338
   San Miguel Pure Foods Co., Inc.........................      10,570      75,295
   Security Bank Corp.....................................     984,610   4,720,047
   Semirara Mining Corp...................................     364,960   2,661,686
   Shang Properties, Inc..................................   1,759,970     164,151
   SM Development Corp....................................  17,568,317   3,629,534
   Trans-Asia Oil & Energy Development....................   9,537,000     651,640
   Union Bank Of Philippines..............................     680,780   2,408,175
   Universal Rightfield Property Holdings, Inc............   1,062,000          --
   Universal Robina Corp..................................   1,983,285   5,724,494
   Vista Land & Lifescapes, Inc...........................  15,278,600   2,438,968
                                                                       -----------
TOTAL PHILIPPINES.........................................              75,301,882
                                                                       -----------
POLAND -- (1.5%)
   Action SA..............................................       2,396      21,975
   Agora SA...............................................     260,834     513,585
  *Alchemia SA............................................     292,351     362,395

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
                                                             SHARES    VALUE++
                                                           ---------- ----------
POLAND -- (Continued)
  *AmRest Holdings SE.....................................     55,292 $1,421,492
   Apator SA..............................................     47,544    436,483
   Asseco Poland SA.......................................    493,667  6,700,359
   Atende SA..............................................     48,292     22,247
  *ATM SA.................................................     64,541    240,731
  *Bank Millennium SA.....................................     44,376     67,816
   Bank Zachodni WBK SA...................................      6,326    526,629
  *Bioton SA.............................................. 12,897,347    163,265
  *Boryszew SA............................................  8,964,449  1,278,871
   Budimex SA.............................................     62,222  1,523,834
   CCC SA.................................................     73,100  1,689,475
  *CD Projekt Red SA......................................    621,575  1,486,558
  *Ciech SA...............................................    226,599  1,572,921
  *Cinema City International NV...........................     49,196    407,587
  *City Interactive SA....................................     35,681    237,313
   ComArch SA.............................................      2,740     72,810
  *Cyfrowy Polsat SA......................................        682      3,605
   Dom Development SA.....................................      4,673     48,790
  *Dom Maklerski IDMSA....................................      5,823        241
   Elektrobudowa SA.......................................      8,568    335,767
   Emperia Holding SA.....................................     54,837    952,547
   Enea SA................................................      5,850     24,079
   Eurocash SA............................................    162,592  2,931,815
   Fabryki Mebli Forte SA.................................     48,823    248,118
  *Famur SA...............................................    301,523    439,414
  *Farmacol SA............................................     50,868    818,900
   Firma Oponiarska Debica SA.............................     29,862    624,538
   Getin Holding SA.......................................  2,047,166  1,447,378
  *Getin Noble Bank SA....................................  1,237,554    615,949
   Grupa Azoty SA.........................................     98,018  1,890,405
   Grupa Kety SA..........................................     39,997  1,783,776
  *Grupa Lotos SA.........................................    461,187  5,555,249
  *Hawe SA................................................    339,158    307,696
  *Impexmetal SA..........................................    605,486    398,182
   Inter Cars SA..........................................     14,871    460,756
  *Kernel Holding SA......................................    120,902  2,195,740
   Koelner SA.............................................        800      1,553
  *Kopex SA...............................................    154,843    545,196
  *LC Corp. SA............................................      9,839      3,778
  *Lentex SA..............................................    121,070    169,081
   LPP SA.................................................      1,867  3,781,003
   Lubelski Wegiel Bogdanka SA............................    223,114  8,292,032
  *MCI Management SA......................................    110,438    244,706
  *MNI SA.................................................     10,305      4,473
  *Mostostal Warszawa SA..................................     37,200     33,759
  *Netia SA...............................................  1,524,709  2,028,361
   Neuca SA...............................................      2,902    128,751
   Orbis SA...............................................    130,535  1,439,302
   Pelion SA..............................................     36,473    674,483
  *Petrolinvest SA........................................  1,030,061    257,882
  *Pfleiderer Grajewo SA..................................     22,957    107,944
  *Polimex-Mostostal SA...................................  3,093,494    274,168

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
                                                             SHARES     VALUE++
                                                           ---------- -----------
POLAND -- (Continued)
  *Polnord SA.............................................     82,390 $   123,235
  *Polski Koncern Miesny Duda SA..........................    719,202     136,922
  *PZ Cormay SA...........................................    127,190     458,958
  *Qumak SA...............................................        894       3,451
  *Rafako SA..............................................    236,205     224,193
  *Rovese SA..............................................  1,699,418     770,704
  *Stalexport Autostrady SA...............................    109,683      58,697
  *Stalprodukt SA.........................................      8,713     443,783
  *Sygnity SA.............................................     52,622     236,845
   Synthos SA.............................................    898,855   1,340,744
   TVN SA.................................................  1,203,169   3,314,922
   Warsaw Stock Exchange..................................    123,198   1,474,333
   Zaklady Chemiczne Police SA............................     52,441     349,050
   Zaklady Tluszczowe Kruszwica SA........................      2,811      28,423
                                                                      -----------
TOTAL POLAND..............................................             66,780,023
                                                                      -----------
SOUTH AFRICA -- (7.0%)
   Acucap Properties, Ltd.................................    184,773   1,080,876
   Adcock Ingram Holdings, Ltd............................    945,633   6,436,922
   Adcorp Holdings, Ltd...................................    340,465   1,092,735
   Advtech, Ltd...........................................  1,585,822   1,168,374
   Aeci, Ltd..............................................    641,136   7,175,660
   Afgri, Ltd.............................................  1,539,432     836,179
  #African Oxygen, Ltd....................................    839,025   1,935,574
  *AG Industries, Ltd..................................... 32,496,618          --
   Allied Electronics Corp., Ltd..........................    194,270     451,248
   Allied Technologies, Ltd...............................    207,850     742,302
  *ArcelorMittal South Africa, Ltd........................    386,887     994,210
   Argent Industrial, Ltd.................................     37,236      24,071
  #Astral Foods, Ltd......................................    211,403   2,223,649
   Aveng, Ltd.............................................  2,442,089   8,029,548
   AVI, Ltd...............................................  1,906,582  11,470,062
   Barloworld, Ltd........................................    944,679   9,902,712
  *Basil Read Holdings, Ltd...............................    315,479     385,951
   Bell Equipment, Ltd....................................    158,539     411,491
   Blue Label Telecoms, Ltd...............................  2,468,542   2,122,004
  *Brait SE...............................................    647,373   2,646,107
   Business Connexion Group, Ltd..........................  1,486,408     893,329
  #Capitec Bank Holdings, Ltd.............................    186,504   4,542,726
   Cashbuild, Ltd.........................................    140,684   2,034,614
   Caxton and CTP Publishers and Printers, Ltd............     36,508      70,590
   Cipla Medpro South Africa, Ltd.........................  2,522,357   2,641,235
   City Lodge Hotels, Ltd.................................    214,904   3,066,069
   Clicks Group, Ltd......................................  1,911,109  12,190,178
   Clover Industries, Ltd.................................    481,058     952,900
  *Consolidated Infrastructure Group, Ltd.................     20,853      42,306
   Coronation Fund Managers, Ltd..........................  1,600,756   9,584,326
   Corpgro, Ltd...........................................    241,136          --
   Cullinan Holdings, Ltd.................................    326,748      50,977
   Datacentrix Holdings, Ltd..............................    642,400     248,451
   DataTec, Ltd...........................................  1,200,012   6,759,478
   Delta EMD, Ltd.........................................     61,447      40,088

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
SOUTH AFRICA -- (Continued)
   Distell Group, Ltd.....................................   283,884 $ 4,017,982
  *Distribution and Warehousing Network, Ltd..............   258,997     229,523
   DRDGOLD, Ltd........................................... 2,607,148   1,752,560
   ElementOne, Ltd........................................   325,845     322,359
   EOH Holdings, Ltd......................................   615,933   3,395,673
   Eqstra Holdings, Ltd................................... 1,214,826     841,097
  *Evraz Highveld Steel and Vanadium, Ltd.................   147,184     287,208
   Famous Brands, Ltd.....................................   258,380   2,512,864
  *Gijima Group, Ltd...................................... 2,658,730      26,556
   Grand Parade Investments, Ltd..........................     2,106         842
   Grindrod, Ltd.......................................... 2,588,427   5,424,194
   Group Five, Ltd........................................   581,840   2,204,708
   Harmony Gold Mining Co., Ltd. Sponsored ADR............     2,796      14,344
   Holdsport, Ltd.........................................    48,631     241,409
   Hudaco Industries, Ltd.................................   220,299   2,164,743
  *Hulamin, Ltd...........................................   444,982     238,938
   Iliad Africa, Ltd......................................   300,748     166,745
   Illovo Sugar, Ltd...................................... 1,609,268   6,215,628
   JCI, Ltd............................................... 3,131,151          --
   JD Group, Ltd..........................................   983,807   3,628,728
   JSE, Ltd...............................................   567,124   4,850,484
   Kagiso Media, Ltd......................................   135,359     325,959
   KAP Industrial Holdings, Ltd........................... 1,880,186     621,964
   Lewis Group, Ltd.......................................   581,229   3,821,978
  *Litha Healthcare Group, Ltd............................    46,892      18,887
   Mediclinic International, Ltd..........................   268,365   1,946,455
  *Merafe Resources, Ltd.................................. 6,872,358     581,530
   Metair Investments, Ltd................................   716,867   2,674,935
   Mpact, Ltd.............................................   536,486   1,432,085
   Mr Price Group, Ltd....................................   122,130   1,757,206
  *Murray & Roberts Holdings, Ltd......................... 3,176,473   7,784,333
   Mustek, Ltd............................................   784,364     511,201
  *Mvelaserve, Ltd........................................   144,333     132,906
   Nampak, Ltd............................................ 3,859,288  14,189,995
   Netcare, Ltd...........................................   162,568     369,447
  *Northam Platinum, Ltd.................................. 1,381,084   5,134,194
   Nu-World Holdings, Ltd.................................    28,894      61,153
   Oceana Group, Ltd......................................   236,995   2,116,284
   Octodec Investments, Ltd...............................    10,288      29,273
   Omnia Holdings, Ltd....................................   409,042   7,191,668
  *Palabora Mining Co., Ltd...............................    92,740   1,102,667
   Peregrine Holdings, Ltd................................   633,151     790,505
   Petmin, Ltd............................................ 1,215,428     297,822
   Pick n Pay Stores, Ltd.................................     2,033       9,637
  #Pinnacle Technology Holdings, Ltd......................   851,976   2,090,456
   Pioneer Foods, Ltd.....................................   472,917   4,088,737
   PPC, Ltd............................................... 3,063,900  11,213,817
   Premium Properties, Ltd................................    34,094      81,478
   PSG Group, Ltd.........................................   742,484   5,465,440
   Rainbow Chicken, Ltd...................................   403,580     692,904
   Raubex Group, Ltd......................................   538,870   1,120,008
   Redefine Properties International, Ltd.................   353,155     216,206

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
SOUTH AFRICA -- (Continued)
   Resilient Property Income Fund, Ltd.................... 1,225,038 $  8,098,156
   Reunert, Ltd........................................... 1,055,952    9,191,126
  *Royal Bafokeng Platinum, Ltd...........................   209,129    1,274,630
   Santam, Ltd............................................   126,274    2,479,410
  *Sappi, Ltd............................................. 3,763,365   11,311,683
  *Sentula Mining, Ltd.................................... 1,367,857      206,957
   Spar Group, Ltd. (The).................................   780,271   10,303,650
   Spur Corp., Ltd........................................   500,313    1,685,879
   Stefanutti Stocks Holdings, Ltd........................   485,682      471,566
   Sun International, Ltd.................................   621,160    7,551,293
  *Super Group, Ltd....................................... 2,066,688    5,556,003
  *Telkom SA SOC, Ltd..................................... 1,372,914    1,960,308
  *Times Media Group, Ltd.................................    85,496      159,191
   Tongaat Hulett, Ltd....................................   732,582   10,645,232
  *Trans Hex Group, Ltd...................................    54,392       19,787
   Trencor, Ltd...........................................   820,060    5,809,035
   Tsogo Sun Holdings, Ltd................................    57,655      164,007
   Value Group, Ltd.......................................   363,719      206,685
   Village Main Reef, Ltd.................................   163,218       12,199
   Vukile Property Fund, Ltd..............................    85,171      187,254
  *Wesizwe................................................   188,468        9,024
   Wilson Bayly Holmes-Ovcon, Ltd.........................   356,577    6,143,828
   Zeder Investments, Ltd................................. 2,159,280      926,043
                                                                     ------------
TOTAL SOUTH AFRICA........................................            303,027,603
                                                                     ------------
SOUTH KOREA -- (14.1%)....................................
 #*3S Korea Co., Ltd......................................   204,700    1,348,006
 #*Actoz Soft Co., Ltd....................................    20,975    1,130,558
  *Advanced Nano Products Co., Ltd........................     3,925       74,986
 #*Advanced Process Systems Corp..........................    89,895    1,101,474
  #Aekyung Petrochemical Co., Ltd.........................     6,167      313,788
  #AfreecaTV Co., Ltd.....................................    44,376      457,729
  #Agabang&Company........................................   106,822      603,487
  #Ahnlab, Inc............................................    19,508    1,026,975
  #AK Holdings, Inc.......................................    12,678      303,832
 #*Aminologics Co., Ltd...................................   174,250      201,049
   AMOREPACIFIC Group.....................................     4,842    1,838,479
   Anapass, Inc...........................................    37,905      511,926
  #Asia Cement Co., Ltd...................................    12,545      811,742
   Asia Paper Manufacturing Co., Ltd......................    19,360      418,147
  *Asiana Airlines, Inc...................................   493,070    2,344,807
  #AtlasBX Co., Ltd.......................................    35,973    1,275,131
  *AUK Corp...............................................   199,140      394,141
  #Autech Corp............................................    45,433      367,889
  *Avaco Co., Ltd.........................................    44,746      285,270
  #Baiksan Co., Ltd.......................................    46,350      307,447
 #*Basic House Co., Ltd. (The)............................    35,470      659,696
 #*BH Co., Ltd............................................    57,838      732,948
  #BHI Co., Ltd...........................................    21,588      458,244
  #Binggrae Co., Ltd......................................    26,150    3,255,095
  #Bioland, Ltd...........................................    43,535      716,680
   Biospace Co., Ltd......................................    48,097      324,215

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
 #*Biotoxtech Co., Ltd....................................  17,509 $  148,231
   Bongshin Co., Ltd......................................      64         --
   Bookook Securities Co., Ltd............................   7,410    106,657
 #*Boryung Medience Co., Ltd..............................  28,098    200,158
  #Boryung Pharmaceutical Co., Ltd........................  19,869    550,173
   BS Financial Group, Inc................................ 442,810  5,838,867
  #Bukwang Pharmaceutical Co., Ltd........................  77,638  1,161,330
   Busan City Gas Co., Ltd................................  31,950    830,021
   BYC Co., Ltd...........................................     710    141,079
   Byucksan Corp.......................................... 139,530    244,534
 #*CammSys Corp........................................... 101,305    331,579
  #Capro Corp............................................. 119,710  1,111,948
 #*Celltrion Pharm, Inc...................................  52,300    581,501
 #*Chabio & Diostech Co., Ltd............................. 205,282  2,389,750
 #*Charm Engineering Co., Ltd.............................  42,800    104,154
  *Cheil Worldwide, Inc................................... 291,595  7,208,888
  #Chemtronics Co., Ltd...................................  35,785    822,757
 #*Chin Hung International, Inc........................... 210,531    248,822
  *China Great Star International, Ltd.................... 231,132    296,252
 #*China Ocean Resources Co., Ltd......................... 272,280    767,894
 #*Choa Pharmaceutical Co................................. 119,730    462,648
   Chong Kun Dang Pharm Corp..............................  47,332  2,636,580
  #Choong Ang Vaccine Laboratory..........................  16,852    197,658
   Chosun Refractories Co., Ltd...........................   2,777    189,161
  #Chungdahm Learning, Inc................................  17,619    228,275
  #CJ CGV Co., Ltd........................................  60,100  3,074,532
   CJ Corp................................................  42,706  5,611,703
  *CJ E&M Corp............................................  94,096  3,183,463
 #*CJ Korea Express Co., Ltd..............................  28,793  2,775,231
 #*CJ Seafood Corp........................................  91,710    251,010
   CKD Bio Corp...........................................   3,950     65,352
 #*CNK International Co., Ltd.............................  75,346    317,518
 #*Com2uSCorp.............................................  29,007  1,350,560
  #Cosmax, Inc............................................  49,340  2,485,406
 #*CosmoAM&T Co., Ltd.....................................  20,020    103,833
 #*Cosmochemical Co., Ltd.................................  47,000    299,353
   Coway Co., Ltd.........................................  89,591  4,540,346
   Credu Corp.............................................  11,472    446,159
  #Crown Confectionery Co., Ltd...........................   3,089    776,052
 #*CrucialTec Co., Ltd....................................  85,527  1,104,802
 #*CTC BIO, Inc...........................................  69,173  2,104,724
 #*D.I Corp............................................... 116,670    976,482
   D.ID Corp..............................................  56,324    408,908
  #Dae Dong Industrial Co., Ltd...........................  56,620    308,422
   Dae Han Flour Mills Co., Ltd...........................   5,340    786,206
  #Dae Won Kang Up Co., Ltd............................... 113,914    848,141
 #*Dae Young Packaging Co., Ltd........................... 329,600    319,234
  #Dae-Il Corp............................................  45,790    169,702
 #*Daea TI Co., Ltd....................................... 304,300    478,386
  #Daechang Co., Ltd...................................... 311,170    378,319
  #Daeduck Electronics Co................................. 159,467  1,761,189
  #Daeduck GDS Co., Ltd...................................  92,186  1,874,850

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #Daegu Department Store.................................  39,730 $  494,419
  #Daehan Steel Co., Ltd..................................  60,820    387,836
  #Daehwa Pharmaceutical Co., Ltd.........................  53,474    354,587
   Daekyo Co., Ltd........................................  72,780    517,041
 #*Daekyung Machinery & Engineering Co., Ltd.............. 139,260    242,218
   Daelim Trading Co., Ltd................................  16,050     58,315
  #Daesang Corp........................................... 100,230  3,869,108
   Daesang Holdings Co., Ltd..............................  67,192    540,018
   Daesung Holdings Co., Ltd..............................  18,044    149,618
  #Daewon Pharmaceutical Co., Ltd.........................  51,887    601,359
   Daewon San Up Co., Ltd.................................  14,815     99,713
   Daewoong Co., Ltd......................................   3,617    101,827
   Daewoong Pharmaceutical Co., Ltd.......................  23,242  1,553,956
  *Dahaam E-Tec Co., Ltd..................................   2,100     34,323
   Daishin Securities Co., Ltd............................ 203,170  1,726,213
 #*Danal Co., Ltd.........................................  82,946    993,448
  #Daou Data Corp.........................................  28,962    127,133
  #Daou Technology, Inc................................... 167,950  3,060,904
 #*Dasan Networks, Inc....................................  79,038    411,493
  #Daum Communications Corp...............................  55,806  4,562,011
  #Dayou Automotive Seat Technology Co., Ltd.............. 315,450    371,635
   DGB Financial Group, Inc............................... 669,413  9,371,728
  #Digital Power Communications Co., Ltd..................  50,540    174,627
 #*Digitech Systems Co., Ltd..............................  68,918    601,744
 #*DIO Corp...............................................  66,510    708,099
   Dong Ah Tire & Rubber Co., Ltd.........................  23,935    395,673
  *Dong Yang Gang Chul Co., Ltd........................... 135,820    320,306
  #Dong-A Socio Holdings Co., Ltd.........................  12,075  1,371,278
 #*Dong-A ST Co., Ltd.....................................  20,452  2,767,046
  #Dong-Ah Geological Engineering Co., Ltd................  30,200    319,902
   Dong-Il Corp...........................................   3,283    160,669
  #Dongaone Co., Ltd...................................... 126,490    420,640
   Dongbang Agro Co.......................................  14,680     83,325
  #Dongbang Transport Logistics Co., Ltd..................  97,620    253,989
  #Dongbu CNI Co., Ltd....................................  20,210    108,913
 #*Dongbu Corp............................................  41,240    153,078
 #*Dongbu HiTek Co., Ltd.................................. 135,273    734,711
   Dongbu Securities Co., Ltd............................. 129,391    460,643
  *Dongbu Steel Co., Ltd.................................. 127,656    351,966
   Dongil Industries Co., Ltd.............................   4,963    274,911
  #Dongjin Semichem Co., Ltd.............................. 133,403    569,970
 #*Dongkook Industrial Co., Ltd...........................  91,680    346,051
  #DongKook Pharmaceutical Co., Ltd.......................  16,245    584,559
  #Dongkuk Steel Mill Co., Ltd............................ 198,280  2,074,903
   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.............  95,369    368,543
  #Dongsung Chemical Co., Ltd.............................   8,700    289,998
  #Dongsung Holdings Co., Ltd.............................  82,800    568,535
  #Dongsung Pharmaceutical Co., Ltd.......................  75,690    440,268
  #Dongwha Pharm Co., Ltd................................. 102,730    629,759
  #Dongwon F&B Co., Ltd...................................   6,814    840,961
   Dongwon Industries Co., Ltd............................   5,862  2,017,634
  *Dongwon Systems Corp...................................  13,051    110,348

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
   Dongyang Mechatronics Corp............................. 125,881 $1,328,726
 #*Doosan Engine Co., Ltd.................................  90,460    710,142
  *Doosan Engineering & Construction Co., Ltd............. 261,796    585,244
  #Dragonfly GF Co., Ltd..................................  32,142    368,357
  #DRB Holding Co., Ltd...................................  25,966    190,727
   DRB Industrial Co., Ltd................................  25,895    176,181
 #*Duksan Hi-Metal Co., Ltd...............................  63,992  1,589,174
  #DuzonBIzon Co., Ltd.................................... 107,810  1,494,227
  #e-LITECOM Co., Ltd.....................................  34,066    538,799
   E1 Corp................................................  13,674  1,007,135
  #Easy Bio, Inc.......................................... 180,267    960,335
 #*Ecopro Co., Ltd........................................  49,386    411,266
  #EG Corp................................................  31,653    804,553
 #*ELK Corp...............................................  54,433    860,745
   EMKOREA Co., Ltd.......................................  15,543     95,384
  #ENF Technology Co., Ltd................................  41,230    492,887
  #Estechpharma Co., Ltd..................................  35,736    689,150
 #*ESTsoft Corp...........................................  15,987    381,223
   Eugene Corp............................................ 138,637    448,897
  *Eugene Investment & Securities Co., Ltd................ 265,113    594,183
  #Eugene Technology Co., Ltd.............................  70,755  1,459,673
  #Fila Korea, Ltd........................................  46,332  3,002,611
 #*Finetex EnE, Inc....................................... 116,862    328,552
  #Firstec Co., Ltd....................................... 164,190    307,178
 #*Flexcom, Inc...........................................  42,701    852,186
 #*Foosung Co., Ltd....................................... 276,549  1,137,636
   Fursys, Inc............................................  14,315    347,187
  *Gamevil, Inc...........................................  17,555  1,675,186
  #Gaon Cable Co., Ltd....................................  10,754    220,619
  *Genexine Co., Ltd......................................   4,443     74,396
 #*Genic Co., Ltd.........................................  18,842    469,856
   GIIR, Inc..............................................  10,990     85,039
   Global & Yuasa Battery Co., Ltd........................  28,740  1,420,624
 #*GNCO Co., Ltd.......................................... 206,634    419,816
   Golfzon Co., Ltd.......................................  17,975  1,089,109
  #Grand Korea Leisure Co., Ltd........................... 150,160  4,669,134
  *Green Cross Cell Corp..................................  32,772     99,241
   Green Cross Corp.......................................  24,512  3,365,307
   Green Cross Holdings Corp..............................  96,840  1,505,569
  *Green Non-Life Insurance Co., Ltd......................  22,357         --
  #GS Global Corp.........................................  64,716    652,877
  #Gwangju Shinsegae Co., Ltd.............................   3,400    809,009
  #Haesung Industrial Co., Ltd............................  10,433    334,639
  #Halla Engineering & Construction Corp..................  86,412    463,781
   Halla Visteon Climate Control Corp.....................  73,370  1,985,340
  #Han Kuk Carbon Co., Ltd................................ 138,853  1,083,574
 #*Hanall Biopharma Co., Ltd.............................. 131,998    923,332
  #Handok Pharmaceuticals Co., Ltd........................  29,260    501,626
  #Handsome Co., Ltd......................................  69,759  2,089,299
   Hanil Cement Co., Ltd..................................  20,147    932,257
  #Hanil E-Wha Co., Ltd................................... 111,930  1,354,671
 #*Hanjin Heavy Industries & Construction Co., Ltd........ 246,672  1,787,822

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #Hanjin Heavy Industries & Construction Holdings Co.,
    Ltd...................................................  66,020 $  396,069
 #*Hanjin P&C Co., Ltd.................................... 110,818    151,563
 #*Hanjin Shipping Co., Ltd............................... 453,678  3,405,209
  *Hanjin Shipping Holdings Co., Ltd......................  64,964    289,633
  #Hanjin Transportation Co., Ltd.........................  48,021    988,638
  #Hankook Shell Oil Co., Ltd.............................   3,445  1,176,710
  *Hankuk Glass Industries, Inc...........................  11,460    197,824
   Hankuk Paper Manufacturing Co., Ltd....................  11,500    289,604
 #*Hanmi Pharm Co., Ltd...................................  24,178  3,572,017
 #*Hanmi Science Co., Ltd.................................  79,441    926,483
  #Hanmi Semiconductor Co., Ltd...........................  53,050    470,209
  #Hansae Co., Ltd........................................  15,016    249,911
  #Hansae Yes24 Holdings Co., Ltd.........................  41,600    317,487
  #Hansol Chemical Co., Ltd...............................  48,160  1,211,744
   Hansol CSN............................................. 205,620    711,496
 #*Hansol HomeDeco Co., Ltd............................... 276,470    336,457
   Hansol Paper Co........................................ 203,390  2,714,116
 #*Hansol Technics Co., Ltd...............................  84,689  2,045,022
  #Hanssem Co., Ltd.......................................  49,360  1,188,469
   Hanwha Corp............................................ 148,570  4,211,410
  *Hanwha General Insurance Co., Ltd......................  87,008    407,218
   Hanwha Investment & Securities Co., Ltd................ 309,881  1,124,486
   Hanwha Timeworld Co., Ltd..............................   8,190    240,673
   Hanyang Securities Co., Ltd............................  15,710     88,473
  #Heung-A Shipping Co., Ltd.............................. 385,000    632,311
  *Heungkuk Fire & Marine Insurance Co., Ltd..............  74,867    320,527
   Hite Jinro Co., Ltd.................................... 133,008  3,895,439
  #Hitejinro Holdings Co., Ltd............................  36,750    490,624
   HMC Investment Securities Co., Ltd.....................  90,880  1,017,471
  *HNK Machine Tool Co., Ltd..............................   5,524     54,255
  #Hotel Shilla Co., Ltd.................................. 161,958  8,571,748
  #Huchems Fine Chemical Corp............................. 108,078  2,258,332
 #*Hunus, Inc.............................................  20,753     70,389
  #Huons Co., Ltd.........................................  29,809    600,179
  #Husteel Co., Ltd.......................................  19,550    456,318
  #Huvitz Co., Ltd........................................  23,768    480,113
  #Hwa Shin Co., Ltd......................................  87,220    967,922
   Hwacheon Machine Tool Co., Ltd.........................   4,979    212,711
  #Hy-Lok Corp............................................  39,193    801,851
   Hyosung Corp........................................... 121,019  6,098,933
 #*Hyundai BNG Steel Co., Ltd.............................  51,160    553,782
   Hyundai Corp...........................................  58,941  1,388,254
  #Hyundai Development Co................................. 299,750  6,164,634
 #*Hyundai Elevator Co., Ltd..............................  34,951  2,586,610
  #Hyundai Engineering Plastics Co., Ltd..................  83,610    501,900
   Hyundai Greenfood Co., Ltd............................. 232,990  3,757,663
   Hyundai Home Shopping Network Corp.....................  27,099  3,745,270
   Hyundai Hy Communications & Networks Co., Ltd.......... 109,830    592,249
   Hyundai Marine & Fire Insurance Co., Ltd............... 196,780  5,543,874
 #*Hyundai Merchant Marine Co., Ltd.......................  34,810    324,297
   Hyundai Mipo Dockyard..................................   2,711    266,499
   Hyundai Securities Co., Ltd............................ 590,660  4,111,937

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #Hyunjin Materials Co., Ltd.............................  65,164 $  365,082
 #*ICD Co., Ltd...........................................  58,440    747,269
 #*IHQ, Inc............................................... 143,580    351,797
   Il Dong Pharmaceutical Co., Ltd........................  46,965    547,734
   Iljin Display Co., Ltd.................................  75,778  1,505,535
  #Iljin Electric Co., Ltd................................  81,849    283,616
 #*Iljin Materials Co., Ltd...............................  66,150    640,534
  #Ilshin Spinning Co., Ltd...............................   6,457    584,463
   Ilsung Pharmaceuticals Co., Ltd........................   2,864    204,771
  *Ilyang Pharmaceutical Co., Ltd.........................  56,668  1,906,266
  #IM Co., Ltd............................................  65,996    405,644
  #iMarketKorea, Inc......................................  77,670  1,860,576
  #iMBC Co., Ltd..........................................  51,282    270,843
 #*Infinitt Healthcare Co., Ltd...........................  65,346    664,960
 #*Infopia Co., Ltd.......................................  39,427    730,824
 #*Infraware, Inc.........................................  76,905    968,700
 #*InkTec Co., Ltd........................................  30,071    905,226
   InnoWireless, Inc......................................  21,995    341,166
 #*Innox Corp.............................................  32,710    944,485
 #*Interflex Co., Ltd.....................................  32,532  1,372,850
   Intergis Co., Ltd......................................   5,610     40,967
   Interojo Co., Ltd......................................  34,343    533,994
  #Interpark Corp......................................... 155,486  1,244,149
   INTOPS Co., Ltd........................................  34,086    998,648
   Inzi Controls Co., Ltd.................................  45,990    279,434
   INZI Display Co., Ltd.................................. 129,214    333,257
 #*IS Dongseo Co., Ltd....................................  52,132    597,435
  #ISU Chemical Co., Ltd..................................  57,600  1,021,712
 #*IsuPetasys Co., Ltd.................................... 140,580    880,381
  #Jahwa Electronics Co., Ltd.............................  49,810  1,272,596
  #JCEntertainment Corp...................................  33,920    493,916
  #Jeil Pharmaceutical Co.................................  28,520    432,434
   Jeonbuk Bank........................................... 301,249  1,655,400
  #Jinsung T.E.C..........................................  70,489    447,356
  #JNK Heaters Co., Ltd...................................  11,537    108,076
 #*Joymax Co., Ltd........................................  21,192    959,131
  *JVM Co., Ltd...........................................  15,235    792,277
  #JW Holdings Co., Ltd................................... 167,258    384,369
  #JW Pharmaceutical Corp.................................  41,681    696,612
 #*JYP Entertainment Corp................................. 107,208    484,985
  #KC Cottrell Co., Ltd...................................  28,203    367,828
  #KC Tech Co., Ltd....................................... 123,092    596,691
   KCO Energy, Inc........................................     120         --
  #KCP Co., Ltd...........................................  33,708    459,499
  *Keangnam Enterprises, Ltd..............................   5,833     28,044
 #*KEC Corp............................................... 414,250     94,225
  #KEPCO Plant Service & Engineering Co., Ltd.............  36,128  1,866,160
   Keyang Electric Machinery Co., Ltd.....................  66,240    151,141
 #*Keystone Global........................................  96,405    124,978
   KG Chemical Corp.......................................  12,790    198,268
  #Kginicis Co., Ltd......................................  48,564    780,340
  #KGMobilians Co., Ltd...................................  50,860    758,715

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
 #*KH Vatec Co., Ltd......................................  52,024 $1,093,274
   KISCO Corp.............................................  18,970    490,941
   KISCO Holdings Co., Ltd................................   2,292     94,424
   Kishin Corp............................................  49,420    338,624
   KISWIRE, Ltd...........................................  25,959    865,512
  #KIWOOM Securities Co., Ltd.............................  60,791  3,731,434
  *KMH Co., Ltd...........................................   4,985     48,229
 #*Koentec Co., Ltd....................................... 194,086    390,524
  #Koh Young Technology, Inc..............................  42,489  1,322,417
  #Kolao Holdings.........................................  68,653  1,871,762
  #Kolon Corp.............................................  34,739    836,726
 #*Kolon Global Corp...................................... 174,260    603,670
   Kolon Industries, Inc..................................  85,903  3,982,394
   Kolon Life Science, Inc................................   7,859    591,279
 #*Komipharm International Co., Ltd....................... 145,184  1,091,660
   KONA I Co., Ltd........................................  33,794    866,810
   Kook Je Electric Korea Co., Ltd........................  13,859    223,361
   Korea Airport Service Co., Ltd.........................   5,490    132,765
   Korea Cast Iron Pipe Industries Co., Ltd...............   8,530     28,505
 #*Korea Circuit Co., Ltd.................................  39,170    753,782
  #Korea District Heating Corp............................  15,021  1,458,390
   Korea Electric Terminal Co., Ltd.......................  28,750    892,298
   Korea Export Packaging Industrial Co., Ltd.............   3,990     96,745
  *Korea Flange Co., Ltd..................................   1,140     13,411
 #*Korea Info & Comm......................................  56,303    230,861
   Korea Investment Holdings Co., Ltd..................... 175,310  7,388,643
 #*Korea Kolmar Co., Ltd..................................  58,990  1,756,674
  #Korea Kolmar Holdings Co., Ltd.........................  31,893    487,324
  *Korea Petrochemical Ind Co., Ltd.......................  14,789    574,385
  *Korea Real Estate Investment Trust Co.................. 410,087    619,278
  #Korea United Pharm, Inc................................  49,100    735,516
   Korean Reinsurance Co.................................. 398,077  3,906,987
  #Kortek Corp............................................  42,574    494,909
   KPF....................................................  42,149    374,278
   KPX Chemical Co., Ltd..................................   6,479    364,203
 #*KPX Fine Chemical Co., Ltd.............................   3,376     63,507
  *KSCB Co., Ltd..........................................  10,428     66,326
   KT Skylife Co., Ltd....................................  52,920  2,047,281
  *KTB Investment & Securities Co., Ltd................... 279,130    950,866
   Kukdo Chemical Co., Ltd................................  18,632    907,762
  #Kumho Electric Co., Ltd................................  18,040    502,861
 #*Kumho Industrial Co., Ltd..............................  28,638    262,850
 #*Kumho Tire Co., Inc.................................... 277,399  2,990,592
 #*Kun Wha Pharmaceutical Co., Ltd........................   7,580    143,809
   Kunsul Chemical Industrial Co., Ltd....................  11,770    290,383
  #Kwang Dong Pharmaceutical Co., Ltd..................... 175,807  1,114,791
 #*Kwang Myung Electric Engineering Co., Ltd.............. 192,960    443,095
 #*Kyeryong Construction Industrial Co., Ltd..............  16,350    131,852
   Kyobo Securities Co....................................  98,440    450,387
  #Kyung Dong Navien Co., Ltd.............................  28,750    407,808
  #Kyung-In Synthetic Corp................................  81,020    330,036
  *Kyungbang, Ltd.........................................   1,826    194,015

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
  #KyungDong City Gas Co., Ltd............................    10,377 $  825,585
   Kyungdong Pharm Co., Ltd...............................    25,453    384,259
   Kyungnam Energy Co., Ltd...............................    74,920    456,107
   L&F Co., Ltd...........................................    32,468    238,528
 #*LB Semicon, Inc........................................   158,270    514,532
  #LEENO Industrial, Inc..................................    26,474    947,987
  #LG Fashion Corp........................................    97,025  2,782,526
   LG Hausys, Ltd.........................................    32,510  2,911,690
 #*LG Innotek Co., Ltd....................................    52,323  4,229,191
   LG International Corp..................................   150,561  4,861,296
  *LG Life Sciences, Ltd..................................    56,153  2,802,423
   LIG Insurance Co., Ltd.................................   199,300  4,100,379
   Livart Furniture Co., Ltd..............................    23,110    167,350
  #Lock & Lock Co., Ltd...................................    92,930  2,387,601
 #*Logistics Energy Korea Co., Ltd........................   203,010    370,361
   Lotte Chilsung Beverage Co., Ltd.......................     3,044  4,751,474
   Lotte Confectionery Co., Ltd...........................     2,887  5,035,424
   Lotte Food Co., Ltd....................................     3,776  3,017,129
  #LOTTE Himart Co., Ltd..................................    34,490  2,448,340
  *Lotte Non-Life Insurance Co., Ltd......................   113,024    341,444
  *Lotte Tour Development Co., Ltd........................    13,710    100,836
   LS Corp................................................    14,951  1,101,012
  #LS Industrial Systems Co., Ltd.........................    72,572  4,103,101
 #*Lumens Co., Ltd........................................   171,451  1,453,981
   Macquarie Korea Infrastructure Fund.................... 1,468,851  9,310,581
 #*Macrogen, Inc..........................................    26,706    959,841
   Maeil Dairy Industry Co., Ltd..........................    34,032  1,601,032
  #Mando Corp.............................................    59,173  4,521,947
 #*Medifron DBT Co., Ltd..................................   122,134    629,254
 #*Medipost Co., Ltd......................................    31,425  2,404,857
  #Medy-Tox, Inc..........................................    20,205  2,214,845
   MegaStudy Co., Ltd.....................................    21,793  1,485,676
  #Melfas, Inc............................................    80,390  1,349,979
  *Meritz Finance Group, Inc..............................    97,142    352,504
   Meritz Fire & Marine Insurance Co., Ltd................   249,565  2,710,147
   Meritz Securities Co., Ltd............................. 1,043,095  1,351,354
   Mi Chang Oil Industrial Co., Ltd.......................       981     80,124
   Mirae Asset Securities Co., Ltd........................   119,464  5,000,773
  *Miwon Chemicals Co., Ltd...............................     1,890     45,484
   Miwon Commercial Co., Ltd..............................       716    132,532
  *Miwon Specialty Chemical Co., Ltd......................       964    273,081
  #MK Electron Co., Ltd...................................    86,407    323,562
   MNTech Co., Ltd........................................    86,871    785,116
  #Modetour Network, Inc..................................    53,178  1,274,425
  #Monalisa Co., Ltd......................................    68,050    223,366
  #MonAmi Co., Ltd........................................    26,170     71,454
  #Moorim P&P Co., Ltd....................................   133,920    714,458
  #Motonic Corp...........................................    55,530    704,070
  #Namhae Chemical Corp...................................   120,134    777,274
   Namyang Dairy Products Co., Ltd........................     1,390  1,469,669
   National Plastic Co....................................    56,060    208,581
  *Neowiz Games Corp......................................    65,519  1,037,434

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CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  *NEOWIZ HOLDINGS Corp...................................  24,844 $  291,029
  *Neowiz Internet Corp...................................  24,776    191,455
  #NEPES Corp.............................................  85,398  1,430,747
  #Nexen Corp.............................................  33,168  2,503,533
  #Nexen Tire Corp........................................ 161,910  2,121,034
 #*Nexolon Co., Ltd....................................... 258,550    289,537
   NH Investment & Securities Co., Ltd.................... 130,310    576,006
   NICE Holdings Co., Ltd.................................   3,978    299,443
   NICE Information Service Co., Ltd......................   1,957      9,471
  #NK Co., Ltd............................................  93,370    297,798
  #Nong Shim Holdings Co., Ltd............................   8,834    681,335
   NongShim Co., Ltd......................................  16,201  4,937,481
  #OCI Materials Co., Ltd.................................  32,432    937,986
 #*OPTRON-TEC, Inc........................................  71,641  1,079,187
  *Orientbio, Inc......................................... 176,570    103,341
 #*OSANGJAIEL Co., Ltd....................................  12,185    118,341
 #*Osstem Implant Co., Ltd................................  53,389  1,514,969
 #*Osung LST Co., Ltd.....................................  95,591    287,606
   Ottogi Corp............................................   5,962  2,571,404
   Paik Kwang Industrial Co., Ltd.........................  59,281    306,043
 #*PaperCorea, Inc........................................ 147,900    155,331
  #Partron Co., Ltd....................................... 184,812  3,908,895
 #*Pharmicell Co., Ltd.................................... 176,554    712,030
   Poongsan Corp.......................................... 104,011  2,524,899
   Poongsan Holdings Corp.................................  16,717    356,349
   POSCO Chemtech Co., Ltd................................   9,949  1,109,311
  *POSCO Coated & Color Steel Co., Ltd....................   6,320     84,440
  #Posco ICT Co., Ltd..................................... 199,854  1,363,405
 #*Power Logics Co., Ltd.................................. 112,474    660,952
 #*PSK, Inc...............................................  34,854    190,894
   Pulmuone Holdings Co., Ltd.............................   4,811    297,116
  #Pyeong Hwa Automotive Co., Ltd.........................  59,253    884,105
 #*Redrover Co., Ltd......................................  93,761    518,916
   RFsemi Technologies, Inc...............................  30,415    408,224
  #S&T Corp...............................................   5,003     88,672
  #S&T Dynamics Co., Ltd.................................. 129,682  1,550,091
   S&T Holdings Co., Ltd..................................  21,808    277,527
  #S&T Motiv Co., Ltd.....................................  50,410  1,326,747
 #*S&T Motors Co., Ltd.................................... 188,180     79,195
   S-1 Corp...............................................  68,527  3,872,163
  #S-Energy Co., Ltd......................................  37,010    312,953
  #S-MAC Co., Ltd.........................................  72,183  1,074,853
   Saeron Automotive Corp.................................   2,640     18,424
 #*Sajo Industries Co., Ltd...............................  11,014    452,842
  *Sajodaerim Corp........................................   2,690     30,093
   Sam Young Electronics Co., Ltd.........................  63,000    544,269
  #Sam Yung Trading Co., Ltd..............................  54,602    917,643
  *Sambu Construction Co., Ltd............................   2,172     12,214
   Samchully Co., Ltd.....................................  13,755  1,650,696
   SAMHWA Paints Industrial Co., Ltd......................   9,000     42,687
 #*Samick Musical Instruments Co., Ltd.................... 245,620    332,961
  #Samick THK Co., Ltd....................................  35,630    210,955

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
  #Samjin Pharmaceutical Co., Ltd.........................    57,606 $  671,466
  #Samkwang Glass.........................................    14,944  1,042,690
  #Samlip General Foods Co., Ltd..........................     9,750    305,328
  #Samsung Fine Chemicals Co., Ltd........................    93,648  4,546,690
 #*Samyang Foods Co., Ltd.................................    17,230    435,749
   Samyang Holdings Corp..................................    20,208  1,718,335
   Samyang Tongsang Co., Ltd..............................     1,760     41,913
  #Samyoung Chemical Co., Ltd.............................   173,170    453,940
  #Sangbo Corp............................................    49,604    758,237
  #Satrec Initiative Co., Ltd.............................     5,805    116,068
   SAVEZONE I&C Corp......................................    24,070     78,724
  #SBS Media Holdings Co., Ltd............................   192,730  1,065,154
 #*SBW....................................................   340,780    302,793
   Seah Besteel Corp......................................    65,015  1,782,501
   SeAH Holdings Corp.....................................     4,622    447,458
  #SeAH Steel Corp........................................    10,931  1,119,360
  #Sebang Co., Ltd........................................    51,495    832,778
 #*Seegene, Inc...........................................    35,327  2,110,873
  #Sejong Industrial Co., Ltd.............................    48,360    550,205
  #Sempio Foods Co........................................     7,350    193,146
  #Seohan Co., Ltd........................................   411,355    366,042
 #*Seohee Construction Co., Ltd...........................   728,878    516,182
  #Seowon Co., Ltd........................................    51,670    129,458
 #*Sewon Cellontech Co., Ltd..............................   124,121    449,664
  #SEWOONMEDICAL Co., Ltd.................................    95,161    290,722
 #*SG Corp................................................   575,100    451,375
 #*SH Energy & Chemical Co., Ltd..........................   484,940    520,235
  #Shin Poong Pharmaceutical Co., Ltd.....................   133,125    630,628
 #*Shine Co., Ltd.........................................    24,436    228,038
   Shinsegae Co., Ltd.....................................    35,692  7,674,149
   Shinsegae Information & Communication Co., Ltd.........     2,908    205,749
  #Shinsegae International Co., Ltd.......................     7,976    565,637
 #*Shinsung Solar Energy Co., Ltd.........................   325,302    272,340
  #Shinsung Tongsang Co., Ltd.............................   236,010    210,729
 #*Shinwon Corp...........................................    19,980     23,624
   Shinyoung Securities Co., Ltd..........................    14,050    456,298
 #*Signetics Corp.........................................   154,978    462,556
  #SIGONG TECH Co., Ltd...................................    67,831    268,446
  #Silicon Works Co., Ltd.................................    44,743    926,544
  #Silla Co., Ltd.........................................    36,700  1,140,706
  #Simm Tech Co., Ltd.....................................   114,351    899,513
  #SIMPAC, Inc............................................    73,030    446,011
   Sindoh Co., Ltd........................................    10,939    765,404
  #SJM Co., Ltd...........................................    35,860    324,406
  *SK Broadband Co., Ltd..................................   706,389  3,356,818
  #SK Chemicals Co., Ltd..................................    69,791  2,966,070
 #*SK Communications Co., Ltd.............................    79,814    592,928
  #SK Gas Co., Ltd........................................    18,415  1,304,676
   SK Networks Co., Ltd...................................   660,780  4,383,066
  #SK Securities Co., Ltd................................. 1,394,080  1,241,145
  #SKC Co., Ltd...........................................   103,527  3,127,187
  #SL Corp................................................    63,950    852,769

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
                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
 #*SM Culture & Contents Co., Ltd.........................    23,203 $   64,157
  *Solco Biomedical Co., Ltd..............................   292,174    244,575
  #Songwon Industrial Co., Ltd............................    74,660  1,022,598
 #*Sonokong Co., Ltd......................................    86,999    235,738
  *Ssangyong Cement Industrial Co., Ltd...................    99,641    607,172
  #Steel Flower Co., Ltd..................................    29,816    196,291
  #STX Corp. Co., Ltd.....................................   182,888    544,631
 #*STX Engine Co., Ltd....................................   115,112    490,231
 #*STX Offshore & Shipbuilding Co., Ltd...................   320,930  1,245,167
 #*STX Pan Ocean Co., Ltd.................................   542,771  1,668,052
  #Suheung Capsule Co., Ltd...............................    32,370    795,002
   Sun Kwang Co., Ltd.....................................    15,705    313,950
 #*Sung Jin Geotec Co., Ltd...............................    70,710    694,337
 #*Sungchang Enterprise Holdings, Ltd.....................    23,520    494,957
  *Sungshin Cement Co., Ltd...............................    37,200    192,083
   Sungwoo Hitech Co., Ltd................................    62,479    870,274
   Sunjin Co., Ltd........................................    23,265    374,902
 #*Suprema, Inc...........................................    57,629  1,159,634
 #*Synopex, Inc...........................................   261,562    597,700
  #Tae Kyung Industrial Co., Ltd..........................    33,700    149,518
   Taekwang Industrial Co., Ltd...........................     1,928  1,770,258
  *Taesan LCD Co., Ltd....................................     3,402     12,976
 #*Taewoong Co., Ltd......................................    45,326  1,067,987
   Taeyoung Engineering & Construction Co., Ltd...........   200,500  1,107,802
 #*Taihan Electric Wire Co., Ltd..........................   421,468    986,708
   Tailim Packaging Industrial Co., Ltd...................   141,790    431,501
  #TCC Steel..............................................    35,939    131,368
 #*Tera Resource Co., Ltd................................. 1,023,294    943,138
 #*Theall Medi Bio........................................    45,340    199,527
 #*TK Chemical Corp.......................................   215,795    307,163
  #Tong Yang Moolsan Co., Ltd.............................    22,590    206,498
   Tongyang Life Insurance................................   192,400  1,725,227
   TONGYANG Securities, Inc...............................    12,966     46,541
 #*Tongyang, Inc..........................................   242,448    264,737
 #*Top Engineering Co., Ltd...............................    38,069    204,064
 #*Toptec Co., Ltd........................................    39,069    630,976
   Tovis Co., Ltd.........................................     5,493     40,579
 #*Trais Co., Ltd.........................................    69,289    237,808
   Trigem Computer, Inc...................................         1         --
  #TS Corp................................................    18,630    621,953
 #*UBCare Co., Ltd........................................   118,794    380,004
 #*Ubivelox, Inc..........................................    15,537    351,200
  #UI Display Co., Ltd....................................    34,401    372,122
  #Uju Electronics Co., Ltd...............................    31,398    838,154
   Unid Co., Ltd..........................................    17,354    736,274
   Union Steel............................................    10,192    115,574
  *Uniquest Corp..........................................     9,620    137,930
 #*Unison Co., Ltd........................................   128,973    657,734
  #Value Added Technologies Co., Ltd......................    23,948    387,775
 #*VGX International, Inc.................................     4,580      6,033
  #Vieworks Co., Ltd......................................    37,657    770,707
  #Visang Education, Inc..................................    28,772    471,965

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
SOUTH KOREA -- (Continued)
 #*Webzen, Inc............................................    48,846 $    404,296
 #*WeMade Entertainment Co., Ltd..........................    20,274    1,043,919
  #Whanin Pharmaceutical Co., Ltd.........................    43,130      533,090
 #*WillBes & Co. (The)....................................   269,780      367,049
 #*WiSoL Co., Ltd.........................................    50,781      693,249
 #*Woongjin Chemical Co., Ltd............................. 1,217,110      982,485
 #*Woongjin Energy Co., Ltd...............................   245,710      447,397
  *Woongjin Holdings Co., Ltd.............................     7,977       22,164
 #*Woongjin Thinkbig Co., Ltd.............................    80,049      665,852
  #Wooree ETI Co., Ltd....................................   139,474      567,568
   Woori Financial Co., Ltd...............................    53,128    1,077,751
   Woori Investment & Securities Co., Ltd.................   617,082    6,352,837
 #*Wooridul Life Sciences, Ltd............................   376,500      207,445
  #WooSung Feed Co., Ltd..................................    86,370      254,542
  #Y G-1 Co., Ltd.........................................    70,378      764,951
  *Yedangcompany Co., Ltd.................................   383,766      470,982
   YESCO Co., Ltd.........................................    13,100      473,304
  #YG Entertainment, Inc..................................    23,707    1,548,055
  #Yoosung Enterprise Co., Ltd............................    26,660       96,446
  #YooSung T&S Co., Ltd...................................    23,393       45,072
   Youlchon Chemical Co., Ltd.............................    59,750      684,063
   Young Poong Corp.......................................     2,754    4,006,271
   Young Poong Mining & Construction Corp.................     1,580           --
   Young Poong Precision Corp.............................    35,929      362,414
  #Youngone Corp..........................................   103,584    4,143,481
  #Youngone Holdings Co., Ltd.............................    28,023    2,000,853
   Yuhan Corp.............................................    41,755    7,957,729
   YuHwa Securities Co., Ltd..............................    13,060      144,761
 #*Yungjin Pharmaceutical Co., Ltd........................   469,292      736,489
                                                                     ------------
TOTAL SOUTH KOREA.........................................            608,745,426
                                                                     ------------
TAIWAN -- (13.8%).........................................
   A-DATA Technology Co., Ltd............................. 1,078,000    2,139,555
   Ability Enterprise Co., Ltd............................ 1,799,076    1,647,634
   AcBel Polytech, Inc.................................... 1,594,599    1,398,004
   Accton Technology Corp................................. 2,461,763    1,496,192
  #Ace Pillar Co., Ltd....................................   254,008      256,848
   ACES Electronic Co., Ltd...............................   421,000      467,268
  #ACHEM TECHNOLOGY Corp..................................   793,764      395,469
  #Acme Electronics Corp..................................   523,295      668,793
   Acter Co., Ltd.........................................   180,000      870,397
  *Action Electronics Co., Ltd............................   917,635      212,373
   Actron Technology Corp.................................   263,150      790,985
  #Adlink Technology, Inc.................................   473,985      511,272
  #Advanced Ceramic X Corp................................   215,000      620,938
   Advanced International Multitech Co., Ltd..............   421,000      543,996
  #Advancetek Enterprise Co., Ltd.........................   638,917      623,099
  *AGV Products Corp...................................... 2,428,801      864,932
  #AimCore Technology Co., Ltd............................   218,536      436,539
   Airtac International Group.............................     9,000       47,791
  #Alcor Micro Corp.......................................   379,000      454,190
   ALI Corp............................................... 1,402,000    1,502,440

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   Allis Electric Co., Ltd................................    54,000 $   16,723
   Alltop Technology Co., Ltd.............................    62,000     61,028
  #Alpha Networks, Inc.................................... 1,566,763  1,019,658
  #Altek Corp............................................. 1,922,637  1,239,513
   Ambassador Hotel (The)................................. 1,385,000  1,348,242
  #AMPOC Far-East Co., Ltd................................   450,444    427,608
   AmTRAN Technology Co., Ltd............................. 3,909,951  3,204,954
  #Anpec Electronics Corp.................................   577,000    376,753
   Apacer Technology, Inc.................................   532,000    619,226
  #APCB, Inc..............................................   719,000    531,093
  #Apex Biotechnology Corp................................   465,483  1,274,069
  #Apex International Co., Ltd............................   213,000    314,396
   Apex Medical Corp......................................   325,500    366,707
   Apex Science & Engineering.............................   134,198     48,190
   Arcadyan Technology Corp...............................    32,000     44,509
   Ardentec Corp.......................................... 1,419,795    961,025
  #Arima Communications Corp..............................   974,719    459,878
  *Asia Optical Co., Inc.................................. 1,209,000  1,147,334
  #Asia Plastic Recycling Holding, Ltd....................   248,146    665,702
   Asia Polymer Corp...................................... 1,418,484  1,070,252
   Asia Vital Components Co., Ltd......................... 1,548,058    744,951
  #ASROCK, Inc............................................   186,000    671,701
   Aten International Co., Ltd............................   425,479    721,844
   Audix Corp.............................................   519,000    475,716
  #AURAS Technology Co., Ltd..............................    92,000     81,789
   Aurora Corp............................................   541,499    989,582
   AV Tech Corp...........................................   194,000    611,531
   Avermedia Technologies.................................   993,446    446,596
   Avision, Inc...........................................   729,000    205,530
   AVY Precision Technology, Inc..........................   235,000    386,274
   Awea Mechantronic Co., Ltd.............................   137,200    146,761
  *Bank of Kaohsiung...................................... 1,869,645    599,476
   Basso Industry Corp....................................   581,000    427,669
  *BenQ Materials Corp....................................   751,000    364,789
  #BES Engineering Corp................................... 6,859,750  1,949,190
  #Bin Chuan Enterprise Co., Ltd..........................   248,778    272,748
  *Bionet Corp............................................   191,000    246,402
  #Biostar Microtech International Corp...................   812,975    303,121
   Boardtek Electronics Corp..............................   783,000    652,889
   Bright Led Electronics Corp............................   601,520    283,012
  #C Sun Manufacturing, Ltd...............................   698,221    495,218
  *Cameo Communications, Inc.............................. 1,115,818    376,323
  #Capella Microsystems Taiwan, Inc.......................   131,000  1,008,641
   Capital Securities Corp................................ 8,209,142  2,909,932
  #Career Technology MFG. Co., Ltd........................ 1,343,000  1,632,269
 #*Carnival Industrial Corp............................... 1,753,000    563,900
   Cathay Chemical Works..................................    30,000     14,960
   Cathay Real Estate Development Co., Ltd................ 3,801,000  2,280,717
  #Celxpert Energy Corp...................................   164,000    103,310
  *Center Laboratories, Inc...............................   432,000    572,743
  *Central Reinsurance Co., Ltd...........................   850,402    389,259
   ChainQui Construction Development Co., Ltd.............   347,083    261,129

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
  *Chaintech Technology Corp..............................    171,526 $  260,745
   Champion Building Materials Co., Ltd...................  1,757,851    608,275
  #Chang Wah Electromaterials, Inc........................    190,420    640,389
  #Charoen Pokphand Enterprise............................    846,000    440,362
  #Chaun-Choung Technology Corp...........................    330,000    706,042
  #CHC Resources Corp.....................................    325,348    604,618
   Chen Full International Co., Ltd.......................    139,000     94,363
   Chenbro Micom Co., Ltd.................................    294,000    358,088
   Cheng Loong Corp.......................................  4,099,383  1,833,981
   Cheng Uei Precision Industry Co., Ltd..................  1,930,331  3,851,264
 #*Chenming Mold Industry Corp............................    589,437    413,534
   Chia Chang Co., Ltd....................................    547,000    715,655
   Chia Hsin Cement Corp..................................  2,119,121    934,103
   Chicony Electronics Co., Ltd...........................          1          2
  #Chien Kuo Construction Co., Ltd........................  1,436,312    703,881
  #Chilisin Electronics Corp..............................    549,535    318,461
   Chime Ball Technology Co., Ltd.........................    124,000    280,248
  #Chimei Materials Technology Corp.......................    698,000    829,229
  #Chin-Poon Industrial Co................................  1,715,207  2,238,205
   China Chemical & Pharmaceutical Co., Ltd...............  1,464,000  1,084,325
  #China Ecotek Corp......................................    187,000    526,461
   China Electric Manufacturing Corp......................  1,435,900    825,287
  *China General Plastics Corp............................  1,544,000    783,326
  #China Glaze Co., Ltd...................................    654,139    304,052
 #*China Manmade Fibers Corp..............................  5,184,879  2,066,114
  #China Metal Products...................................  1,274,278  1,691,430
   China Motor Corp.......................................    588,609    573,895
   China Rebar Co., Ltd...................................     55,174         --
   China Steel Chemical Corp..............................    543,554  2,644,518
  #China Steel Structure Co., Ltd.........................    655,000    802,971
   China Synthetic Rubber Corp............................  2,218,563  2,392,703
   China United Trust & Investment Corp...................    164,804         --
  *China Wire & Cable Co., Ltd............................    592,000    222,645
  #Chinese Gamer International Corp.......................    203,000    348,875
   Chinese Maritime Transport, Ltd........................    524,850    631,714
  #Chong Hong Construction Co.............................    639,646  2,213,239
   Chou Chin Industrial Co., Ltd..........................        825         --
  #Chroma ATE, Inc........................................  1,497,821  3,210,095
 #*Chun YU Works & Co., Ltd...............................  1,129,000    409,389
   Chun Yuan Steel........................................  1,955,529    742,668
   Chung Hsin Electric & Machinery Manufacturing Corp.....  1,995,000  1,142,932
  *Chung Hung Steel Corp..................................  4,151,979  1,157,181
 #*Chung Hwa Pulp Corp....................................  2,616,031    833,777
   Chunghwa Chemical Synthesis & Biotech Co., Ltd.........    256,000    439,665
  *Chunghwa Picture Tubes, Ltd............................ 16,175,000  1,056,520
  #Cleanaway Co., Ltd.....................................    158,000  1,285,848
   Clevo Co...............................................  2,281,200  4,375,841
  *CMC Magnetics Corp..................................... 12,604,960  2,267,593
   CoAsia Microelectronics Corp...........................    450,000    343,105
  #Collins Co., Ltd.......................................    565,431    217,506
 #*Compal Communications, Inc.............................  1,419,000  1,839,908
   Compeq Manufacturing Co................................  4,658,000  1,738,547

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  *Concord Securities Corp................................ 1,491,000 $  352,253
   Continental Holdings Corp.............................. 1,959,067    747,316
   Coretronic Corp........................................ 3,130,000  2,490,602
  *Cosmo Electronics Corp.................................   306,137    319,003
  *Cosmos Bank Taiwan.....................................   974,926    509,206
   Coxon Precise Industrial Co., Ltd......................   525,000  1,025,110
   Creative Sensor, Inc...................................    85,000     41,903
 #*Crystalwise Technology, Inc............................   671,000    639,360
  #CSBC Corp. Taiwan...................................... 1,834,610  1,206,310
  #CviLux Corp............................................   353,039    483,404
   Cyberlink Corp.........................................   390,281  1,279,191
  #CyberPower Systems, Inc................................   202,000    393,393
   CyberTAN Technology, Inc............................... 1,387,779  1,036,098
   D-Link Corp............................................ 2,805,665  1,642,346
  #DA CIN Construction Co., Ltd...........................   910,711    786,195
   Da-Li Construction Co., Ltd............................   364,000    469,311
   Dah Fung CATV Co., Ltd.................................   241,400    504,885
   Darfon Electronics Corp................................ 1,333,550  1,218,166
   Davicom Semiconductor, Inc.............................   351,888    238,935
   Daxin Materials Corp...................................   175,000    433,783
   De Licacy Industrial Co................................    70,000     25,168
  #Delpha Construction Co., Ltd...........................   991,931    331,012
   Depo Auto Parts Ind Co., Ltd...........................   484,000  1,296,934
   Der Pao Construction Co., Ltd..........................   476,000         --
   DFI, Inc...............................................   153,524    145,336
   Dimerco Express Corp...................................   373,000    229,280
   DYNACOLOR, Inc.........................................   211,000    337,731
   Dynamic Electronics Co., Ltd........................... 1,275,321    484,784
  #Dynapack International Technology Corp.................   607,000  2,111,345
  #E Ink Holdings, Inc.................................... 3,975,000  2,958,030
 #*E-Lead Electronic Co., Ltd.............................   307,942    268,817
  #E-LIFE MALL Corp.......................................   362,000    896,797
 #*E-Ton Solar Tech Co., Ltd.............................. 2,396,209    957,467
  *Eastern Media International Corp....................... 4,196,337    538,562
   Eclat Textile Co., Ltd.................................   680,022  4,106,736
  *Edimax Technology Co., Ltd.............................   780,000    343,864
  #Edison Opto Corp.......................................   417,000    508,430
   Edom Technology Co., Ltd...............................   172,776     65,567
   eGalax_eMPIA Technology, Inc...........................   203,000    576,038
   Elan Microelectronics Corp............................. 1,655,715  4,409,097
  #Elite Advanced Laser Corp..............................   348,000    854,262
   Elite Material Co., Ltd................................ 1,268,350  1,299,098
   Elite Semiconductor Memory Technology, Inc............. 1,242,200  1,684,950
   Elitegroup Computer Systems Co., Ltd................... 2,985,182  1,221,390
  #eMemory Technology, Inc................................   311,000    784,420
  #ENG Electric Co., Ltd..................................   671,580    667,482
   Entie Commercial Bank.................................. 1,818,603  1,034,373
  #Episil Technologies, Inc...............................   873,000    266,040
   Eternal Chemical Co., Ltd.............................. 3,296,794  2,845,694
  *Etron Technology, Inc.................................. 1,238,000    558,497
  *Everest Textile Co., Ltd............................... 1,127,562    268,353
   Evergreen International Storage & Transport Corp....... 2,425,000  1,584,617

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
                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #Everlight Chemical Industrial Corp..................... 1,641,175 $1,162,084
   Everlight Electronics Co., Ltd......................... 1,685,000  2,720,833
 #*Everspring Industry Co.................................   636,000    411,350
   Excel Cell Electronic Co., Ltd.........................    12,000      4,961
  #Excelsior Medical Co., Ltd.............................   487,654    902,395
   Far Eastern International Bank......................... 6,268,770  2,562,300
  #Faraday Technology Corp................................ 1,570,648  1,748,514
  *Farglory F T Z Investment Holding Co., Ltd.............   123,000     90,451
   Federal Corp........................................... 2,079,682  1,397,479
  #Feedback Technology Corp...............................   147,000    333,341
   Feng Hsin Iron & Steel Co.............................. 1,664,100  2,987,761
  #Feng TAY Enterprise Co., Ltd........................... 1,260,006  2,078,407
   Fine Blanking & Tool Co., Ltd..........................    13,000     16,970
  #Firich Enterprises Co., Ltd............................   734,610  1,287,806
 #*First Copper Technology Co., Ltd.......................   929,000    283,908
  #First Hotel............................................   682,019    444,065
   First Insurance Co., Ltd............................... 1,032,179    699,931
   First Steamship Co., Ltd............................... 1,788,218  1,331,694
  #FLEXium Interconnect, Inc..............................   774,362  2,560,114
  #Flytech Technology Co., Ltd............................   370,206    975,577
   Forhouse Corp.......................................... 2,123,635  1,037,577
  #Formosa Advanced Technologies Co., Ltd.................   651,000    488,090
 #*Formosa Epitaxy, Inc................................... 1,831,811  1,305,749
   Formosa International Hotels Corp......................   143,858  1,572,032
  #Formosa Laboratories, Inc..............................   182,000    270,316
   Formosa Oilseed Processing.............................   304,567    135,733
   Formosa Optical Technology Co., Ltd....................   239,000    710,063
   Formosan Rubber Group, Inc............................. 1,991,000  1,603,076
   Formosan Union Chemical................................ 1,222,218    629,557
  #Fortune Electric Co., Ltd..............................   502,078    222,069
   Founding Construction & Development Co., Ltd...........   836,745    606,569
   Foxlink Image Technology Co., Ltd......................   619,000    443,125
 #*Froch Enterprise Co., Ltd..............................   843,000    258,992
   FSP Technology, Inc....................................   797,887    758,579
   FU I Industrial........................................     6,701     11,787
  #Fullerton Technology Co., Ltd..........................   499,600    461,047
  #Fulltech Fiber Glass Corp.............................. 1,411,084    579,461
   Fwusow Industry Co., Ltd...............................   735,477    373,931
  #G Shank Enterprise Co., Ltd............................ 1,029,013    585,600
  #G Tech Optoelectronics Corp............................   748,000  1,639,725
   Gamania Digital Entertainment Co., Ltd.................   604,000    483,368
   GEM Terminal Industrial Co., Ltd.......................    23,386      9,247
   Gemtek Technology Corp................................. 1,394,219  1,831,683
   General Plastic Industrial Co., Ltd....................   137,553    131,352
 #*Genesis Photonics, Inc................................. 1,185,363    821,185
  #Genius Electronic Optical Co., Ltd.....................   285,427  1,723,180
  #Genmont Biotech, Inc...................................   242,000    349,236
   GeoVision, Inc.........................................   196,207    903,344
  #Getac Technology Corp.................................. 2,105,360  1,011,718
  *Giantplus Technology Co., Ltd..........................   204,900     65,516
  #Giga Solar Materials Corp..............................    72,000    608,675
   Giga Solution Tech Co., Ltd............................   525,446    297,268

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
                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
   Gigabyte Technology Co., Ltd...........................  2,532,800 $2,414,088
  #Gigastorage Corp.......................................  1,377,561  1,048,908
 #*Gintech Energy Corp....................................  1,699,936  1,664,513
   Global Brands Manufacture, Ltd.........................  1,376,359    471,920
   Global Lighting Technologies, Inc......................    248,000    310,102
   Global Mixed Mode Technology, Inc......................    361,000  1,128,367
  #Global Unichip Corp....................................    378,000  1,149,458
  #Globe Union Industrial Corp............................  1,047,944    509,722
   Gloria Material Technology Corp........................  2,017,015  1,563,554
  *Gold Circuit Electronics, Ltd..........................  2,205,227    449,394
   Goldsun Development & Construction Co., Ltd............  6,364,722  2,537,826
   Good Will Instrument Co., Ltd..........................    191,146    114,625
   Gourmet Master Co., Ltd................................    187,000  1,043,460
   Grand Pacific Petrochemical............................  4,210,000  2,149,525
  #Grape King Industrial Co...............................    460,000  1,654,137
  #Great China Metal Industry.............................    726,000    858,297
   Great Taipei Gas Co., Ltd..............................  1,443,000  1,068,545
  #Great Wall Enterprise Co., Ltd.........................  1,895,057  1,591,064
 #*Green Energy Technology, Inc...........................  1,340,457  1,127,855
 #*GTM Corp...............................................    679,000    363,879
  #Gudeng Precision Industrial Co., Ltd...................    148,000    361,950
  #Hannstar Board Corp....................................  1,493,049    678,642
  *HannStar Display Corp.................................. 10,217,495  2,787,978
  *HannsTouch Solution, Inc...............................  3,934,130  1,271,277
  #Harvatek Corp..........................................    830,623    335,844
   Hey Song Corp..........................................  1,837,000  2,432,857
  #Hi-Clearance, Inc......................................    104,000    282,534
   Hiroca Holdings, Ltd...................................      6,000     15,628
   HiTi Digital, Inc......................................    397,573    249,346
  #Hitron Technology, Inc.................................    991,213    539,521
  *Hiyes International Co., Ltd...........................      5,043      6,677
  *Ho Tung Chemical Corp..................................  3,282,182  1,609,209
  #Hocheng Corp...........................................  1,275,700    378,017
   Hold-Key Electric Wire & Cable Co., Ltd................    205,908     83,802
  #Holiday Entertainment Co., Ltd.........................    248,800    364,812
   Holtek Semiconductor, Inc..............................    813,000    986,292
   Holy Stone Enterprise Co., Ltd.........................  1,435,183  1,350,342
   Hong Ho Precision Textile Co...........................     14,000     12,972
  #Hong TAI Electric Industrial...........................  1,201,000    388,111
   Hong YI Fiber Industry Co..............................     75,652     25,471
 #*Horizon Securities Co., Ltd............................  1,910,000    611,865
 #*Hota Industrial Manufacturing Co., Ltd.................    817,000    563,144
  #Howarm Construction Co., Ltd...........................    838,811    581,722
  #Hsin Kuang Steel Co., Ltd..............................  1,317,443    823,726
   Hsin Yung Chien Co., Ltd...............................    151,000    445,834
   Hsing TA Cement Co.....................................    620,000    218,513
   Hu Lane Associate, Inc.................................    232,559    504,848
  *HUA ENG Wire & Cable...................................  2,359,565    907,924
   Huaku Development Co., Ltd.............................  1,104,816  3,175,097
  #Huang Hsiang Construction Co...........................    538,800  1,435,291
   Hung Ching Development & Construction Co., Ltd.........    449,000    215,716
   Hung Poo Real Estate Development Corp..................  1,293,185  1,446,347

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
                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   Hung Sheng Construction Co., Ltd....................... 2,545,400 $2,106,689
   Huxen Corp.............................................   268,244    322,795
  *Hwa Fong Rubber Co., Ltd...............................   796,670    247,520
 #*I-Chiun Precision Industry Co., Ltd....................   924,313    632,575
  #I-Sheng Electric Wire & Cable Co., Ltd.................   547,000    832,529
   Ibase Technology, Inc..................................   413,549    547,923
 #*Ichia Technologies, Inc................................ 1,679,000    906,225
   ICP Electronics, Inc...................................   905,300  1,169,919
  #ILI Technology Corp....................................   269,000    852,951
   Infortrend Technology, Inc............................. 1,161,163    606,074
  *Inotera Memories, Inc.................................. 6,159,000  2,419,830
  #Insyde Software Corp...................................   135,000    239,562
 #*Integrated Memory Logic, Ltd...........................   251,001    713,865
   International Games System Co., Ltd....................   288,000    802,976
   Inventec Corp..........................................   959,014    383,556
 #*ITE Technology, Inc....................................   890,408    785,677
   ITEQ Corp.............................................. 1,163,614  1,312,598
 #*J Touch Corp...........................................   517,000    527,662
  *Janfusun Fancyworld Corp............................... 1,530,000    203,955
  *Jenn Feng New Energy Co., Ltd..........................   268,000    135,561
   Jentech Precision Industrial Co., Ltd..................   290,868    574,008
  *Jess-Link Products Co., Ltd............................   803,900    676,506
   Jih Sun Financial Holdings Co., Ltd.................... 2,813,154    843,735
  #Johnson Health Tech Co., Ltd...........................   289,758    776,780
  *K Laser Technology, Inc................................    65,000     42,353
   Kang Na Hsiung Enterprise Co., Ltd.....................   475,020    247,958
  *Kao Hsing Chang Iron & Steel...........................   784,000    202,641
  #Kaori Heat Treatment Co., Ltd..........................   312,200    628,722
  #Kaulin Manufacturing Co., Ltd..........................   664,330    498,350
   KD Holding Corp........................................    35,000    195,693
   KEE TAI Properties Co., Ltd............................ 1,903,473  1,342,546
   Kenda Rubber Industrial Co., Ltd....................... 1,137,449  2,269,970
   Kenmec Mechanical Engineering Co., Ltd.................   758,000    288,290
   Kerry TJ Logistics Co., Ltd............................ 1,587,000  2,124,361
  #Kindom Construction Co................................. 1,646,000  1,774,906
   King Core Electronics, Inc.............................    10,729      7,624
  #King Slide Works Co., Ltd..............................   222,550  1,773,788
   King Yuan Electronics Co., Ltd......................... 5,312,979  3,786,530
  *King's Town Bank....................................... 3,577,701  3,277,656
   King's Town Construction Co., Ltd......................   903,210    938,165
   Kinik Co...............................................   594,000  1,094,085
  #Kinko Optical Co., Ltd.................................   747,000    874,905
   Kinpo Electronics...................................... 5,084,157  1,208,747
  *KMC Kuei Meng International, Inc.......................    35,000    123,604
  #KS Terminals, Inc......................................   404,482    283,904
  #Kung Long Batteries Industrial Co., Ltd................   308,000    680,336
   Kung Sing Engineering Corp............................. 1,365,000    574,277
  #Kuo Toong International Co., Ltd.......................   615,000    463,716
  #Kuoyang Construction Co., Ltd.......................... 2,029,000  1,400,026
  *Kwong Fong Industries.................................. 1,632,200    985,337
 #*KYE Systems Corp....................................... 1,365,903    430,690
   L&K Engineering Co., Ltd...............................   621,048    595,473

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
   LAN FA Textile.........................................    826,933 $  225,658
   Laser Tek Taiwan Co., Ltd..............................     45,150     31,771
   LCY Chemical Corp......................................    417,383    495,250
  #Leader Electronics, Inc................................    653,000    435,325
  #Leadtrend Technology Corp..............................    166,086    261,810
   Lealea Enterprise Co., Ltd.............................  3,260,542  1,145,024
  #Ledtech Electronics Corp...............................    189,000     95,043
  #LEE CHI Enterprises Co., Ltd...........................    886,000    453,892
 #*Leofoo Development Co..................................  1,394,000    657,638
  #LES Enphants Co., Ltd..................................    850,754    608,613
 #*Lextar Electronics Corp................................  1,251,500  1,384,917
  *Li Peng Enterprise Co., Ltd............................  2,590,722    979,692
  #Lian HWA Food Corp.....................................    267,157    366,114
   Lien Hwa Industrial Corp...............................  2,385,676  1,645,033
   Lingsen Precision Industries, Ltd......................  1,727,506    973,297
  #Lite-On Semiconductor Corp.............................  1,454,730    842,416
 #*Long Bon International Co., Ltd........................  1,453,945  1,230,376
  *Long Chen Paper Co., Ltd...............................  1,886,674    590,236
   Longwell Co............................................    539,000    460,235
  #Lotes Co., Ltd.........................................    272,778    734,251
  *Lucky Cement Corp......................................    677,000    159,438
  #Lumax International Corp., Ltd.........................    435,769  1,038,426
  #Macroblock, Inc........................................    136,000    464,403
   Macronix International................................. 16,382,481  4,475,485
  #MacroWell OMG Digital Entertainment Co., Ltd...........     93,000    270,495
   Mag Layers Scientific-Technics Co., Ltd................      7,000      8,443
   Makalot Industrial Co., Ltd............................    663,202  2,810,622
  #Marketech International Corp...........................    612,000    468,762
  #Masterlink Securities Corp.............................  4,403,000  1,375,970
 #*Mayer Steel Pipe Corp..................................    842,567    341,064
   Maywufa Co., Ltd.......................................    170,322     89,618
 #*Medigen Biotechnology Corp.............................    394,000  2,226,253
   Meiloon Industrial Co..................................    393,809    161,594
   Mercuries & Associates, Ltd............................  1,369,438  1,077,533
   Merida Industry Co., Ltd...............................    281,696  1,720,203
   Merry Electronics Co., Ltd.............................    911,481  1,594,566
   Micro-Star International Co., Ltd......................  3,209,075  1,502,841
  #Microbio Co., Ltd......................................  1,303,180  1,495,876
 #*Microelectronics Technology, Inc.......................  1,176,019    661,042
   Microlife Corp.........................................    148,600    373,410
  #MIN AIK Technology Co., Ltd............................    653,316  1,849,980
   Mirle Automation Corp..................................    698,009    484,070
   Mitac International Corp...............................  5,458,000  1,934,575
  *Mosel Vitelic, Inc.....................................  1,924,014    455,150
 #*Motech Industries, Inc.................................  1,570,000  1,645,000
   MPI Corp...............................................    320,000    741,165
  #Nak Sealing Technologies Corp..........................    236,954    438,564
  #Namchow Chemical Industrial, Ltd.......................    760,000    803,720
   Nan Kang Rubber Tire Co., Ltd..........................  2,148,952  2,539,959
 #*Nan Ren Lake Leisure Amusement Co., Ltd................    917,000    321,953
  #Nan Ya Printed Circuit Board Corp......................  1,178,000  1,350,901
  #Nantex Industry Co., Ltd...............................  1,174,138    796,578

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  *Nanya Technology Corp.................................. 2,937,000 $  648,842
   National Petroleum Co., Ltd............................   763,824    744,378
 #*Neo Solar Power Corp................................... 2,455,000  1,699,256
   Netronix, Inc..........................................   290,000    703,552
   New Asia Construction & Development Corp...............   718,137    219,228
   New Era Electronics Co., Ltd...........................   380,000    354,445
  #Newmax Technology Co., Ltd.............................   318,000    985,646
  #Nexcom International Co., Ltd..........................   197,000    180,292
   Nichidenbo Corp........................................   386,984    340,186
  #Nien Hsing Textile Co., Ltd............................ 1,210,613    951,957
   Nishoku Technology, Inc................................   122,000    245,676
  #Nuvoton Technology Corp................................   308,000    347,203
   O-TA Precision Industry Co., Ltd.......................    17,000     10,466
 #*Ocean Plastics Co., Ltd................................   812,200    860,824
   Oneness Biotech Co., Ltd...............................   297,000    547,302
   OptoTech Corp.......................................... 2,758,886  1,123,884
  *Orient Semiconductor Electronics, Ltd.................. 2,548,000    449,168
   Oriental Union Chemical Corp........................... 2,684,267  2,962,637
  #Orise Technology Co., Ltd..............................   395,000    706,737
   P-Two Industries, Inc..................................    49,000     27,670
  #Pacific Construction Co................................   950,921    295,365
  *Pan Jit International, Inc............................. 1,748,541    643,640
 #*Pan-International Industrial........................... 1,743,893  1,377,661
   Parade Technologies, Ltd...............................     8,000     74,552
  #Paragon Technologies Co., Ltd..........................   366,571    513,572
  #PChome Online, Inc.....................................   251,000  1,138,036
 #*PharmaEngine, Inc......................................   144,000    753,237
  #Phihong Technology Co., Ltd............................ 1,325,901  1,026,009
   Phoenix Tours International, Inc.......................   273,000    506,696
 #*Phytohealth Corp.......................................   751,929  1,164,168
   Picvue Electronics, Ltd................................    72,760         --
 #*Pihsiang Machinery Manufacturing Co., Ltd..............   629,534    702,053
  #Pixart Imaging, Inc....................................   666,150  1,455,243
   Plotech Co., Ltd.......................................   146,000     55,298
  #Polytronics Technology Corp............................   280,027    550,585
   Portwell, Inc..........................................   441,000    458,217
   Posiflex Technologies, Inc.............................    68,000    182,337
   Potrans Electrical Corp................................   228,000     33,684
  *Power Quotient International Co., Ltd.................. 1,053,600    913,323
 #*Powercom Co., Ltd......................................   867,140    215,402
  *Powertech Industrial Co., Ltd..........................   367,000    227,566
  #Poya Co., Ltd..........................................   252,000    884,976
  *President Securities Corp.............................. 3,400,488  2,047,251
  #Prime Electronics Satellitics, Inc.....................   638,879    570,594
   Prince Housing & Development Corp...................... 3,774,782  2,702,048
   Procomp Informatics, Ltd...............................    21,675         --
   Prodisc Technology, Inc................................ 1,707,199         --
  #Promate Electronic Co., Ltd............................   712,000    654,127
 #*Promise Technology, Inc................................   638,286    391,962
   Protop Technology Co., Ltd.............................   192,000         --
  *Qisda Corp............................................. 8,010,900  1,960,884
   Qualipoly Chemical Corp................................   207,000    181,830

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
   Quanta Storage, Inc....................................    672,000 $  452,712
  #Quintain Steel Co., Ltd................................  1,777,824    428,223
   Radium Life Tech Co., Ltd..............................  2,697,902  2,248,933
   Ralec Electronic Corp..................................    103,209    113,673
   Realtek Semiconductor Corp.............................  1,659,420  4,789,424
  #Rechi Precision Co., Ltd...............................  1,057,387  1,056,184
  *Rexon Industrial Corp., Ltd............................     94,392     26,216
   Rich Development Co., Ltd..............................  2,356,974  1,259,983
   Richtek Technology Corp................................    630,000  3,474,669
 #*Ritek Corp............................................. 12,857,387  1,722,264
   Ruentex Engineering & Construction Co..................     35,000     54,321
  #Run Long Construction Co., Ltd.........................    380,000    447,519
   Sainfoin Technology Corp...............................    131,260         --
   Sampo Corp.............................................  2,833,327    970,589
   San Fang Chemical Industry Co., Ltd....................    572,789    521,179
   San Shing Fastech Corp.................................    227,000    365,353
  *Sanyang Industry Co., Ltd..............................  3,268,628  3,222,893
  #Sanyo Electric Taiwan Co., Ltd.........................    581,000    701,079
   SCI Pharmtech, Inc.....................................    107,936    258,097
   SDI Corp...............................................    590,000    544,690
  #Senao International Co., Ltd...........................    423,541  1,327,846
  #Sercomm Corp...........................................    816,000  1,132,311
  #Sesoda Corp............................................    659,250    707,609
   Shan-Loong Transportation Co., Ltd.....................     29,000     23,648
   Sheng Yu Steel Co., Ltd................................    605,980    357,092
  #ShenMao Technology, Inc................................    414,891    439,319
   Shih Her Technologies, Inc.............................     81,000    121,507
   Shih Wei Navigation Co., Ltd...........................    939,183    689,353
  #Shihlin Electric & Engineering Corp....................  1,301,000  1,568,479
  *Shihlin Paper Corp.....................................    555,000    825,811
   Shin Hai Gas Corp......................................      1,050      1,598
   Shin Zu Shing Co., Ltd.................................    585,144  1,499,608
  *Shining Building Business Co., Ltd.....................  1,070,882    810,474
  #Shinkong Insurance Co., Ltd............................  1,052,131    811,520
   Shinkong Synthetic Fibers Corp.........................  7,179,395  2,255,670
  #Shinkong Textile Co., Ltd..............................  1,048,542  1,357,967
   Shiny Chemical Industrial Co., Ltd.....................    243,000    366,562
 #*Shuttle, Inc...........................................  1,381,152    588,461
   Sigurd Microelectronics Corp...........................  1,606,974  1,678,999
  *Silicon Integrated Systems Corp........................  2,908,820    964,597
   Silicon Power Computer & Communications, Inc...........    228,000    353,529
  #Silitech Technology Corp...............................    604,533  1,116,784
  #Sinbon Electronics Co., Ltd............................    906,000    863,369
   Sincere Navigation Corp................................  1,422,786  1,328,782
   Singatron Enterprise Co., Ltd..........................    437,000    289,593
   Sinkang Industries, Ltd................................    153,521     53,641
   Sinmag Equipment Corp..................................    132,200    540,528
  #Sino-American Silicon Products, Inc....................  2,387,000  3,302,113
  #Sinon Corp.............................................  1,709,510    846,345
  #Sinphar Pharmaceutical Co., Ltd........................    572,588    720,277
   Sinyi Realty Co........................................    770,636  1,372,954
   Sirtec International Co., Ltd..........................    573,000    872,625

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
  #Sitronix Technology Corp...............................   524,879 $  746,355
  *Siward Crystal Technology Co., Ltd.....................   447,000    174,119
   Skymedi Corp...........................................   205,000    170,557
   Soft-World International Corp..........................   550,000    904,350
   Solar Applied Materials Technology Co.................. 1,555,581  1,744,792
  *Solomon Technology Corp................................   147,138     60,885
 #*Solytech Enterprise Corp...............................   905,000    295,959
   Sonix Technology Co., Ltd..............................   798,000  1,137,487
  #Southeast Cement Co., Ltd.............................. 1,039,700    507,641
   Spirox Corp............................................    66,000     29,428
  #Sporton International, Inc.............................   170,960    431,529
   St Shine Optical Co., Ltd..............................   202,000  4,255,228
   Standard Chemical & Pharma.............................   461,571    438,293
   Star Comgistic Capital Co., Ltd........................ 1,020,713    440,204
  #Stark Technology, Inc..................................   598,860    515,828
  #Sunonwealth Electric Machine Industry Co., Ltd.........   662,487    421,349
  *Sunplus Technology Co., Ltd............................ 2,080,000    669,143
  #Sunrex Technology Corp.................................   914,736    368,064
   Sunspring Metal Corp...................................   192,000    303,917
  *Super Dragon Technology Co., Ltd.......................   204,382    158,564
  #Supreme Electronics Co., Ltd...........................   856,000    454,570
   Swancor Ind Co., Ltd...................................   207,000    321,509
  #Sweeten Construction Co., Ltd..........................   523,889    381,391
   Syncmold Enterprise Corp...............................   499,000    942,923
   Synmosa Biopharma Corp.................................   423,000    497,049
  #Sysage Technology Co., Ltd.............................   331,000    382,711
   Systex Corp............................................   242,388    293,938
   TA Chen Stainless Pipe................................. 2,552,953  1,261,762
  *Ta Chong Bank, Ltd..................................... 7,147,322  2,498,430
  *Ta Chong Securities Co., Ltd...........................   176,000     46,205
   Ta Ya Electric Wire & Cable............................ 2,645,306    633,784
   Ta Yih Industrial Co., Ltd.............................   194,000    341,453
  #TA-I Technology Co., Ltd...............................   759,778    413,948
  #Tah Hsin Industrial Co., Ltd...........................   474,000    478,301
  *TAI Roun Products Co., Ltd.............................   239,000     86,284
   Tai Tung Communication Co., Ltd........................    40,000     49,873
   Taichung Commercial Bank............................... 8,806,592  3,196,664
   TaiDoc Technology Corp.................................   184,000    276,601
  #Taiflex Scientific Co., Ltd............................   865,000  1,073,056
  #Taimide Tech, Inc......................................   446,000    410,697
  #Tainan Enterprises Co., Ltd............................   643,370    804,263
  #Tainan Spinning Co., Ltd............................... 4,878,988  2,399,964
  #Taisun Enterprise Co., Ltd............................. 1,408,428    697,480
   Taita Chemical Co., Ltd................................   724,951    228,626
  #Taiwan Acceptance Corp.................................   390,480  1,013,796
   Taiwan Calsonic Co., Ltd...............................    33,000     31,546
   Taiwan Chinsan Electronic Industrial Co., Ltd..........   359,000    508,726
   Taiwan Cogeneration Corp............................... 1,580,566  1,057,282
   Taiwan FamilyMart Co., Ltd.............................    11,000     52,000
  #Taiwan Fire & Marine Insurance Co...................... 1,055,338    794,800
   Taiwan Flourescent Lamp Co., Ltd.......................   176,000         --
   Taiwan FU Hsing Industrial Co., Ltd....................   670,000    656,163

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
   Taiwan Hon Chuan Enterprise Co., Ltd...................  1,127,814 $3,135,797
  #Taiwan Hopax Chemicals Manufacturing Co., Ltd..........    795,120    461,631
   Taiwan Kolin Co., Ltd..................................  1,356,000         --
 #*Taiwan Land Development Corp...........................  3,367,798  1,338,726
 #*Taiwan Life Insurance Co., Ltd.........................  1,790,232  1,354,567
  #Taiwan Line Tek Electronic.............................    404,529    419,972
   Taiwan Mask Corp.......................................  1,038,412    362,631
   Taiwan Navigation Co., Ltd.............................    697,777    538,085
   Taiwan Paiho, Ltd......................................  1,233,287    868,991
  #Taiwan PCB Techvest Co., Ltd...........................    879,548  1,281,583
  #Taiwan Prosperity Chemical Corp........................    573,000    637,871
  #Taiwan Pulp & Paper Corp...............................  1,904,980    587,318
  #Taiwan Sakura Corp.....................................  1,398,003    784,754
   Taiwan Secom Co., Ltd..................................  1,062,332  2,576,020
   Taiwan Semiconductor Co., Ltd..........................  1,215,000    638,635
   Taiwan Sogo Shin Kong SEC..............................    997,278  1,263,548
  *Taiwan Styrene Monomer.................................  2,424,961    823,123
   Taiwan Surface Mounting Technology Co., Ltd............    992,000  1,657,599
  #Taiwan TEA Corp........................................  2,967,897  1,813,410
   Taiwan Union Technology Corp...........................    798,000    492,269
  #Taiyen Biotech Co., Ltd................................    969,000    945,220
 #*Tang Eng Iron Works Co., Ltd...........................     60,000     62,027
  *Tatung Co., Ltd........................................ 11,022,015  2,784,177
   Te Chang Construction Co., Ltd.........................    322,000    374,010
   Teco Electric and Machinery Co., Ltd...................  2,510,000  2,362,228
  *Tecom Co., Ltd.........................................    108,114      7,313
 #*Tekcore Co., Ltd.......................................    326,000    128,445
  #Ten Ren Tea Co., Ltd...................................    187,980    308,318
  #Test Research, Inc.....................................    677,926  1,119,962
   Test-Rite International Co., Ltd.......................  1,655,495  1,252,091
 #*ThaiLin Semiconductor Corp.............................    120,000     54,148
   Thinking Electronic Industrial Co., Ltd................    403,204    425,142
  #Thye Ming Industrial Co., Ltd..........................    852,360    915,541
   TNC Industrial Corp., Ltd..............................    197,000    120,936
   Ton Yi Industrial Corp.................................  3,454,644  2,557,902
  #Tong Hsing Electronic Industries, Ltd..................    609,963  2,686,796
   Tong Yang Industry Co., Ltd............................  1,752,382  1,833,764
   Tong-Tai Machine & Tool Co., Ltd.......................    914,313    743,491
   Topco Scientific Co., Ltd..............................    678,082  1,288,522
   Topco Technologies Corp................................    109,000    256,588
  #Topoint Technology Co., Ltd............................    720,111    439,536
   Toung Loong Textile Manufacturing......................    373,000    639,028
   Trade-Van Information Services Co......................    239,000    184,374
  #Transasia Airways Corp.................................    578,000    263,708
   Transcend Information, Inc.............................    259,651    897,914
  #Tsann Kuen Enterprise Co., Ltd.........................    488,686    843,461
   TSC Auto ID Technology Co., Ltd........................     46,000    205,940
  #Ttet Union Corp........................................    270,000    489,644
   TTFB Co., Ltd..........................................      6,000     38,666
  #TTY Biopharm Co., Ltd..................................    755,280  2,506,584
   Tung Ho Steel Enterprise Corp..........................  3,686,000  3,598,231
   Tung Ho Textile Co., Ltd...............................    598,000    179,944

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
TAIWAN -- (Continued)
  #Tung Thih Electronic Co., Ltd..........................    271,482 $  601,941
  #TURVO International Co., Ltd...........................     60,000    179,237
  #TXC Corp...............................................  1,343,053  2,093,315
   TYC Brother Industrial Co., Ltd........................    875,218    341,305
 #*Tycoons Group Enterprise...............................  2,368,182    449,840
 #*Tyntek Corp............................................  1,671,393    409,140
   TZE Shin International Co., Ltd........................    320,221    161,689
  #Ubright Optronics Corp.................................    115,000    520,165
   Unic Technology Corp...................................     72,000     32,354
 #*Union Bank Of Taiwan...................................  3,222,537  1,229,918
   Unitech Computer Co., Ltd..............................    281,804    140,900
  #Unitech Printed Circuit Board Corp.....................  2,859,370    932,957
   United Integrated Services Co., Ltd....................  1,093,439  1,099,560
 #*Unity Opto Technology Co., Ltd.........................  1,413,500  1,331,536
   Universal Cement Corp..................................  1,721,191  1,059,192
   Unizyx Holding Corp....................................  2,078,430    993,830
  #UPC Technology Corp....................................  3,382,910  1,772,445
   Userjoy Technology Co., Ltd............................    108,000    225,359
   USI Corp...............................................  3,614,734  2,537,916
   Ve Wong Corp...........................................    503,696    346,704
 #*Via Technologies, Inc..................................  1,520,500  1,043,318
   Viking Tech Corp.......................................     43,000     40,069
  #Visual Photonics Epitaxy Co., Ltd......................  1,144,696  1,387,286
   Vivotek, Inc...........................................    235,000  1,074,412
  #Wafer Works Corp.......................................  1,239,580    707,776
   Wah Hong Industrial Corp...............................    331,021    464,113
   Wah Lee Industrial Corp................................    819,000  1,236,424
  *Walsin Lihwa Corp......................................  3,797,000  1,179,070
  *Walsin Technology Corp.................................  2,779,873    712,634
  *Walton Advanced Engineering, Inc.......................  1,443,197    523,432
  *Wan Hai Lines, Ltd.....................................  1,549,000    867,137
  #WAN HWA Enterprise Co..................................    609,608    292,275
   Waterland Financial Holdings Co., Ltd..................  5,179,131  1,826,272
  #Ways Technical Corp., Ltd..............................    295,000    772,182
  *WEI Chih Steel Industrial Co., Ltd.....................    433,000     73,529
  #Wei Chuan Foods Corp...................................  1,785,000  2,786,131
  #Wei Mon Industry Co., Ltd..............................  1,374,000    475,300
  #Weikeng Industrial Co., Ltd............................    943,100    666,186
  #Well Shin Technology Co., Ltd..........................    328,000    504,965
 #*Weltrend Semiconductor.................................  1,131,833    549,501
   Win Semiconductors Corp................................  2,575,000  3,062,569
  *Winbond Electronics Corp............................... 14,081,138  3,916,795
  *Wintek Corp............................................  8,937,000  4,592,305
  #Wisdom Marine Lines Co., Ltd...........................    742,400    999,370
  #Wistron NeWeb Corp.....................................  1,058,069  1,721,918
  #WT Microelectronics Co., Ltd...........................  1,366,879  1,631,621
  *WUS Printed Circuit Co., Ltd...........................  1,582,000    638,513
   XAC Automation Corp....................................    229,000    205,529
  #Xxentria Technology Materials Corp.....................    574,000  1,090,603
 #*Yageo Corp.............................................  9,592,000  3,034,900
  *Yang Ming Marine Transport Corp........................    138,000     62,050
   YC INOX Co., Ltd.......................................  1,562,171    850,032

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

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- ------------
TAIWAN -- (Continued)
  #YeaShin International Development Co., Ltd.............    871,000 $    832,899
  #Yem Chio Co., Ltd......................................  1,519,036    1,035,490
  #YFY, Inc...............................................  6,150,212    3,015,607
  *Yi Jinn Industrial Co., Ltd............................    735,312      179,660
   Yieh Phui Enterprise Co., Ltd..........................  4,679,338    1,301,747
  #Young Fast Optoelectronics Co., Ltd....................    683,872    1,232,047
  #Young Optics, Inc......................................    264,111      646,914
   Youngtek Electronics Corp..............................    480,532    1,215,632
   Yufo Electronics Co., Ltd..............................     98,000       70,797
   Yung Chi Paint & Varnish Manufacturing Co., Ltd........    313,869      845,706
  #YungShin Global Holding Corp...........................    773,300    1,080,692
   Yungtay Engineering Co., Ltd...........................  1,485,000    3,550,676
   Zeng Hsing Industrial Co., Ltd.........................    227,000    1,069,951
  #Zenitron Corp..........................................    902,000      580,779
  #Zig Sheng Industrial Co., Ltd..........................  2,246,270      686,435
   Zinwell Corp...........................................  1,474,586    1,234,257
  #Zippy Technology Corp..................................    581,948      523,046
  #ZongTai Real Estate Development Co., Ltd...............    265,000      252,351
                                                                      ------------
TOTAL TAIWAN..............................................             596,134,287
                                                                      ------------
THAILAND -- (5.0%)
   AAPICO Hitech PCL......................................    808,680      757,707
   Aeon Thana Sinsap Thailand PCL.........................    142,500      531,644
   AJ Plast PCL...........................................  1,980,088      883,787
   Amarin Printing & Publishing PCL.......................     70,600       69,157
   Amata Corp. PCL........................................  3,066,100    2,402,736
  *Apex Development PCL...................................      3,536           --
   Asia Green Energy PCL..................................  3,189,900      369,528
   Asia Plus Securities PCL...............................  6,454,900      985,279
   Asian Insulators PCL...................................  1,029,600      627,933
   Asian Property Development PCL.........................  6,988,860    2,238,340
   Bangchak Petroleum PCL.................................  3,481,100    4,299,485
   Bangkok Aviation Fuel Services PCL.....................  1,352,317    1,096,598
   Bangkok Chain Hospital PCL.............................  5,687,950    2,344,947
   Bangkok Expressway PCL.................................  1,996,600    2,721,090
   Bangkok Insurance PCL..................................    128,701    1,705,782
   Bangkok Life Assurance PCL.............................  1,718,400    4,435,053
  *Bangkok Metro PCL...................................... 27,816,100    1,393,174
  *Bangkok Rubber PCL.....................................     14,600           --
   Bangkokland PCL........................................ 47,599,570    3,340,890
   Bumrungrad Hospital PCL................................  1,571,000    4,402,547
   CalComp Electronics Thailand PCL....................... 10,456,100    1,282,520
  *Central Paper Industry P.L.C...........................         20           --
   Central Plaza Hotel PCL................................  3,739,500    4,746,043
   CH Karnchang PCL.......................................  5,219,100    4,890,128
   Charoong Thai Wire & Cable PCL.........................  1,155,700      594,585
   Country Group Securities PCL...........................  4,115,800      276,256
   CS Loxinfo PCL.........................................  1,502,600      670,666
   Delta Electronics Thailand PCL.........................  2,928,500    3,791,584
   Dhipaya Insurance PCL..................................    298,300      327,774
   Diamond Building Products PCL..........................  1,937,400      623,797
   DSG International Thailand PCL.........................  2,134,100      756,206

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CONTINUED


                                                                SHARES     VALUE++
                                                              ----------- ----------
THAILAND -- (Continued)
   Dynasty Ceramic PCL.......................................   1,013,200 $2,148,951
   Eastern Water Resources Development and Management PCL....   3,865,500  1,870,191
   Electricity Generating PCL................................     677,800  3,544,882
   Erawan Group PCL (The)....................................   6,580,870  1,244,423
   Esso Thailand PCL.........................................   8,749,400  2,876,719
  *G J Steel PCL............................................. 119,093,000    527,499
   G Steel PCL (Foreign).....................................  27,015,300    322,159
   GFPT PCL..................................................   3,315,300    948,842
  *GMM Grammy PCL............................................   1,313,300  1,064,959
  *Golden Land Property Development PCL......................   1,327,000    578,726
   Hana Microelectronics PCL.................................   1,909,896  1,613,813
   Hemaraj Land and Development PCL..........................  23,340,300  3,419,533
   Home Product Center PCL...................................           1         --
   ICC International PCL.....................................     204,600    285,813
  *Italian-Thai Development PCL..............................  16,974,830  4,858,214
  *ITV PCL...................................................   2,785,600     99,655
   Jasmine International PCL.................................  16,740,700  4,705,648
   Jaymart PCL...............................................     930,900    832,577
   Jubilee Enterprise PCL....................................      63,300     58,771
   Kang Yong Electric PCL....................................      23,900    229,635
   KCE Electronics PCL.......................................   1,192,100    706,730
   KGI Securities Thailand PCL...............................   5,870,600    716,073
   Khon Kaen Sugar Industry PCL..............................   4,016,500  1,710,605
   Kiatnakin Bank PCL........................................   2,230,000  5,356,559
  *Laguna Resorts & Hotels PCL...............................     167,200    247,809
   Lanna Resources PCL.......................................   1,377,750    802,710
   LH Financial Group PCL....................................  22,930,100  1,140,646
   Loxley PCL................................................   5,366,676  1,225,102
   LPN Development PCL (B00PXK5).............................     411,500    335,089
   LPN Development PCL (B00Q643).............................   1,488,000  1,211,693
   Major Cineplex Group PCL..................................   2,775,900  2,099,659
   MBK PCL...................................................     463,400  2,620,934
   MCOT PCL..................................................   1,805,600  3,075,980
   Minor International PCL...................................   4,308,513  4,403,932
   Modernform Group PCL......................................     413,900    138,202
  *Muang Thai Insurance PCL..................................      19,588     54,559
   Muramoto Electron Thailand PCL............................      14,000     82,044
  *Nation Multimedia Group PCL...............................   5,589,700    514,214
  *Natural Park PCL..........................................  24,751,200    151,796
   Nava Nakorn PCL...........................................     370,200     38,344
   Patum Rice Mill & Granary PCL.............................       5,500     19,676
   Polyplex Thailand PCL.....................................   2,040,800    855,259
   Precious Shipping PCL.....................................   2,537,500  1,538,927
   President Rice Products PCL...............................       2,700      5,980
   Property Perfect PCL......................................  16,625,900  1,008,317
   Pruksa Real Estate PCL....................................   5,294,600  5,276,560
   Quality Houses PCL........................................  23,560,508  3,387,576
  *Raimon Land PCL...........................................  13,557,900    997,788
   Ratchaburi Electricity Generating Holding PCL.............      37,300     75,299
  *Regional Container Lines PCL..............................   2,136,600    505,941
   Robinson Department Store PCL.............................     776,525  2,109,978
   Rojana Industrial Park PCL................................   3,933,300  1,675,170

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

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CONTINUED


                                                             SHARES    VALUE++
                                                           ---------- ----------
THAILAND -- (Continued)
   RS PCL.................................................  2,070,500 $  832,433
   Saha Pathana Inter-Holding PCL.........................    680,300    631,624
   Saha-Union PCL.........................................    746,600  1,055,670
  *Sahaviriya Steel Industries PCL........................ 66,223,300  1,308,672
   Samart Corp. PCL.......................................  2,563,800  2,445,874
   Samart I-Mobile PCL....................................  9,719,600  1,377,633
   Samart Telcoms PCL.....................................  1,558,100  1,340,444
   Sansiri PCL............................................ 20,182,408  3,025,642
   SC Asset Corp PCL......................................  8,425,000  2,239,012
   SE Education PCL.......................................    152,790     51,017
   Siam City Cement PCL...................................     95,600  1,589,533
  *Siam Commercial Samaggi Insurance PCL (The)............     28,300     22,370
   Siam Future Development PCL............................  3,491,921  1,082,674
   Siam Global House PCL..................................  4,263,883  3,254,207
   Siam Makro PCL.........................................     31,900    819,509
   Siamgas & Petrochemicals PCL...........................  2,425,600  1,074,371
   Sino Thai Engineering & Construction PCL...............  3,523,499  3,361,430
   SNC Former PCL.........................................    727,100    604,472
  *Solartron PCL..........................................    445,500    132,056
   Somboon Advance Technology PCL.........................  1,280,937  1,254,751
  *SPCG PCL...............................................  1,530,500  1,629,578
   Sri Trang Agro-Industry PCL............................  3,260,490  1,733,003
   Srithai Superware PCL..................................    871,700    801,905
   STP & I PCL............................................    846,435  2,696,479
   Supalai PCL............................................  4,220,933  2,948,181
   Susco PCL..............................................  2,747,900    571,114
  *SVI PCL................................................  5,696,000    815,101
   Symphony Communication PCL.............................    146,400     95,272
  *Tata Steel Thailand PCL................................ 18,752,600    709,212
   Thai Airways International PCL (6888868)...............  5,239,600  5,266,378
   Thai Airways International PCL (6364971)...............    141,400    142,123
   Thai Carbon Black PCL..................................    504,600    481,390
   Thai Central Chemical PCL..............................    194,300    157,558
   Thai Factory Development PCL...........................    430,900    207,008
   Thai Metal Trade PCL...................................    467,500    232,555
   Thai Rayon PCL.........................................     11,100     16,546
  *Thai Reinsurance PCL (6609995).........................    833,200    157,556
  *Thai Reinsurance PCL (6609575).........................  5,860,200  1,108,147
   Thai Rung Union Car PCL................................    603,100    258,912
   Thai Stanley Electric PCL..............................    189,300  1,618,886
   Thai Steel Cable PCL...................................      3,400      1,946
   Thai Tap Water Supply PCL..............................  9,797,600  3,505,104
   Thai Union Frozen Products PCL.........................    104,400    200,974
   Thai Vegetable Oil PCL.................................  2,448,775  1,918,972
   Thai Wacoal PCL........................................     78,000    152,811
   Thai-German Ceramic PCL................................  2,132,000    454,003
   Thaicom PCL............................................  2,938,500  3,429,084
   Thanachart Capital PCL.................................  3,271,000  5,321,644
   Thitikorn PCL..........................................     52,800     36,159
  *Thoresen Thai Agencies PCL.............................  3,217,520  1,962,304
   Ticon Industrial Connection PCL........................  2,505,187  2,108,283
   Tipco Asphalt PCL......................................    684,790  1,650,729

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

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- ------------
THAILAND -- (Continued)
   TIPCO Foods PCL........................................ 2,397,682 $  1,111,021
   Tisco Financial Group PCL (B3KFW10)....................   529,000      991,312
   Tisco Financial Group PCL (B3KFW76).................... 1,212,500    2,272,147
   Toyo-Thai Corp. PCL.................................... 1,290,600    2,418,501
   TPI Polene PCL......................................... 5,205,560    2,660,422
  *Tycoons Worldwide Group Thailand PCL...................   804,700      167,246
   Union Mosaic Industry PCL.............................. 1,057,200    1,116,634
   Unique Engineering & Construction PCL.................. 3,212,300      952,198
   Univanich Palm Oil PCL.................................    92,500      390,801
   Univentures PCL........................................ 4,012,000    1,804,375
   Vanachai Group PCL..................................... 3,321,266      452,643
   Vibhavadi Medical Center PCL........................... 1,884,600    1,046,643
   Vinythai PCL........................................... 2,747,134    1,731,584
   Workpoint Entertainment PCL............................   699,600    1,340,801
                                                                     ------------
TOTAL THAILAND............................................            216,234,036
                                                                     ------------
TURKEY -- (3.3%)
   Adana Cimento Sanayii TAS Class A......................   445,799    1,120,059
   Adel Kalemcilik Ticaret ve Sanayi A.S..................    17,667      530,200
  *Afyon Cimento Sanayi TAS...............................     6,850      245,617
   Akcansa Cimento A.S....................................   339,494    2,045,687
  *Akenerji Elektrik Uretim A.S........................... 1,656,375    1,545,357
  *Akfen Holding A.S......................................   643,056    1,952,947
  *AKIS Gayrimenkul Yatirimi A.S..........................    45,283       84,930
   Aksa Akrilik Kimya Sanayii.............................   729,783    2,151,979
   Aksigorta A.S..........................................   971,386    1,226,133
   Aktas Elektrik Ticaret A.S.............................       370           --
   Alarko Holding A.S.....................................   682,424    2,065,307
  *Albaraka Turk Katilim Bankasi A.S...................... 2,388,414    2,589,267
   Alkim Alkali Kimya A.S.................................    12,811      101,942
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S....   110,344    3,064,168
  *Anadolu Anonim Tuerk Sigorta Sirketi................... 1,696,046    1,260,070
  *Anadolu Cam Sanayii A.S................................   835,154    1,291,957
   Anadolu Hayat Emeklilik A.S............................   631,921    2,048,318
   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S...........    33,596      495,597
   Aselsan Elektronik Sanayi Ve Ticaret A.S...............    30,890      183,763
  *Asya Katilim Bankasi A.S............................... 3,871,934    4,694,970
   Aygaz A.S..............................................   124,525      677,818
   Bagfas Bandirma Gubre Fabrik...........................    34,971    1,049,255
  *Banvit Bandirma Vitaminli Yem Sanayii ASA..............   256,707      570,767
   Baticim Bati Anadolu Cimento Sanayii A.S...............   244,994    1,047,484
  *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S......   379,793      321,907
   Bizim Toptan Satis Magazalari A.S......................   140,522    2,369,816
   Bolu Cimento Sanayii A.S...............................   359,959      440,223
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........    70,795    1,348,979
  *Bosch Fren Sistemleri..................................       989      107,405
  *Boyner Buyuk Magazacilik...............................   274,225    1,048,064
   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S........   142,681      398,116
   Bursa Cimento Fabrikasi A.S............................   194,283      552,752
  *Celebi Hava Servisi A.S................................    45,555      534,433
   Cimsa Cimento Sanayi VE Tica...........................   340,965    2,027,226
  *Deva Holding A.S.......................................   580,927      723,533

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

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
  *Dogan Gazetecilik A.S..................................    94,629 $   83,509
  *Dogan Sirketler Grubu Holding A.S...................... 5,729,076  3,874,060
  *Dogan Yayin Holding A.S................................ 3,676,693  1,805,830
   Dogus Otomotiv Servis ve Ticaret A.S...................   565,291  3,603,647
  *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.............   491,290    406,306
  *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S........   265,518    736,273
   Eczacibasi Yatirim Holding Ortakligi A.S...............   271,485  1,061,408
   EGE Seramik Sanayi ve Ticaret A.S......................   626,961    903,508
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
    Sanayi ve Ticaret A.S................................. 1,282,818  1,834,366
   Fenerbahce Futbol A.S..................................    19,461    438,503
  *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.....    20,599    470,686
   Gentas Genel Metal Sanayi ve Ticaret A.S...............   463,448    344,060
  *Global Yatirim Holding A.S............................. 1,903,441  1,926,620
   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S........     8,540      1,000
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....    46,627  1,717,856
   Goodyear Lastikleri TAS................................    31,518  1,108,607
  *GSD Holding............................................ 1,876,627  1,467,499
  *Gubre Fabrikalari TAS..................................   180,096  1,588,610
  *Gunes Sigorta..........................................   330,927    447,476
  *Hurriyet Gazetecilik A.S............................... 1,130,609    593,943
  *Ihlas EV Aletleri......................................   387,355    127,774
  *Ihlas Holding A.S...................................... 5,470,959  2,506,540
  *Ihlas Madencilik A.S...................................    45,640    130,474
  *Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
    Ticaret A.S...........................................    83,612    229,180
  *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.............   814,394  2,301,964
  *Is Finansal Kiralama A.S...............................   872,130    496,594
   Is Yatirim Menkul Degerler A.S. Class A................   234,612    221,408
  *Isiklar Yatirim Holding A.S............................   237,725     77,036
  *Izmir Demir Celik Sanayi A.S...........................   497,126    823,724
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class A............................................... 1,003,252  1,487,546
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class B...............................................   488,477  1,150,054
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
    Class D............................................... 3,431,088  3,882,552
  *Karsan Otomotiv Sanayii Ve Ticaret A.S.................   266,647    169,757
   Kartonsan Karton Sanayi ve Ticaret A.S.................     6,994  1,136,968
  *Kerevitas Gida Sanayi ve Ticaret A.S...................     8,607    190,832
   Konya Cimento Sanayii A.S..............................     6,934  1,312,386
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
    Ticaret A.S...........................................   116,486    236,016
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.......... 1,324,701  3,300,440
   Mardin Cimento Sanayii ve Ticaret A.S..................   285,454    920,868
  *Marshall Boya ve Vernik................................    28,715    813,682
  *Menderes Tekstil Sanayi ve Ticaret A.S.................   831,656    255,569
  *Metro Ticari ve Mali Yatirimlar Holding A.S............ 1,093,007    391,216
  *Migros Ticaret A.S.....................................    15,180    197,139
  *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.........   149,549    105,189
   Mudurnu Tavukculuk A.S.................................     1,740         --
   Mutlu Aku ve Malzemeleri Sanayi A.S....................    92,328    406,996
  *Nergis Holding A.S.....................................     1,784         --
  *NET Holding A.S........................................ 1,294,842  1,829,039
  *Net Turizm Ticaret ve Sanayi SA........................ 1,076,216    576,274
   Netas Telekomunikasyon A.S.............................   139,160    835,796
   Nuh Cimento Sanayi A.S.................................   296,930  1,806,537
   Otokar Otomotiv Ve Savunma Sanayi A.S..................    68,877  2,531,757

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

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CONTINUED


                                                               SHARES      VALUE++
                                                              --------- --------------
TURKEY -- (Continued)
   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....   490,325 $    1,842,559
  *Petkim Petrokimya Holding A.S............................. 2,761,364      4,814,279
   Pinar Entegre Et ve Un Sanayi A.S.........................   138,355        597,604
   Pinar SUT Mamulleri Sanayii A.S...........................   122,693      1,171,187
  *Polyester Sanayi A.S......................................   898,330        572,243
   Raks Elektronik Sanayi ve Ticaret A.S.....................     2,730             --
  *Reysas Tasimacilik ve Lojistik Ticaret A.S................     8,051          3,283
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S........   238,910        382,953
  *Sekerbank TAS............................................. 2,651,790      3,051,803
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.................. 1,205,618      1,414,647
  *Soda Sanayii A.S..........................................   633,097        901,324
  *TAT Konserve Sanayii A.S..................................   546,582        750,995
   Tekfen Holding A.S........................................ 1,104,193      4,291,665
  *Tekstil Bankasi A.S....................................... 1,239,261      1,170,234
   Tofas Turk Otomobil Fabrikasi A.S.........................         1              7
   Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS...     2,812          9,101
  *Trakya Cam Sanayi A.S..................................... 1,620,366      2,741,072
   Turcas Petrol A.S.........................................   552,947      1,072,195
   Turk Traktor ve Ziraat Makineleri A.S.....................    95,109      3,599,446
   Turkiye Sinai Kalkinma Bankasi A.S........................ 4,171,949      6,012,866
   Ulker Biskuvi Sanayi A.S..................................   585,505      5,012,024
   Uzel Makina Sanayii A.S...................................   172,635             --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S...................   448,928        678,973
  *Vestel Elektronik Sanayi ve Ticaret A.S...................   660,767        841,733
  *Yapi Kredi Sigorta A.S....................................   194,413      1,910,348
  *Zorlu Enerji Elektrik Uretim A.S.......................... 1,442,268      1,248,566
                                                                        --------------
TOTAL TURKEY.................................................              140,872,227
                                                                        --------------
TOTAL COMMON STOCKS..........................................            3,893,353,784
                                                                        --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
   Alpargatas SA.............................................   637,780      4,249,210
   Banco ABC Brasil SA.......................................   546,378      4,292,921
   Banco Alfa de Investimento SA.............................     2,600          8,174
   Banco Daycoval SA.........................................   230,527      1,214,422
   Banco do Estado do Rio Grande do Sul SA Class B...........   443,847      3,738,009
   Banco Industrial e Comercial SA...........................   393,920      1,112,407
   Banco Indusval SA.........................................    11,800         42,582
   Banco Mercantil do Brasil SA..............................     8,069         45,774
  *Banco Panamericano SA.....................................   773,200      2,666,540
   Banco Pine SA.............................................   142,335        984,590
   Banco Sofisa SA...........................................    92,600        166,617
   Bardella SA Industrias Mecanicas..........................       500         15,994
  *Battistella Adm Participacoes SA..........................    35,500         17,743
  *Bombril SA................................................    11,300         41,992
   Centrais Eletricas de Santa Catarina SA...................    75,400        902,576
   Cia de Gas de Sao Paulo Class A...........................   122,572      3,292,888
   Cia de Saneamento do Parana...............................   185,001        675,925
  *Cia de Tecidos do Norte de Minas - Coteminas..............         2              4
   Cia de Transmissao de Energia Eletrica Paulista...........    81,500      1,427,752
   Cia Energetica de Sao Paulo Class B.......................   316,800      3,352,071

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

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CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
BRAZIL -- (Continued)
   Cia Energetica do Ceara Class A........................    159,611 $ 3,814,071
   Cia Ferro Ligas da Bahia - Ferbasa.....................    265,449   1,625,266
   Contax Participacoes SA................................    604,175   1,600,464
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.    707,800   2,907,967
  *Empresa Metropolitana de Aguas e Energia SA............     24,000      90,506
   Energisa SA............................................    123,600     142,087
   Eucatex SA Industria e Comercio........................    128,527     492,716
   Forjas Taurus SA.......................................    513,632     670,038
   Fras-Le Middle East Class A............................     30,300      81,779
  *Gol Linhas Aereas Inteligentes SA......................    333,400   2,051,308
  *Inepar SA Industria e Construcoes......................    292,768     239,980
   Klabin SA..............................................    727,500   4,872,423
  *Mangels Industrial SA..................................     14,600      14,230
   Marcopolo SA...........................................  1,319,600   8,778,646
   Parana Banco SA........................................     46,800     339,641
   Randon Participacoes SA................................    983,226   6,418,059
   Saraiva SA Livreiros Editores..........................    120,773   2,003,477
   Schulz SA..............................................      9,000      40,665
   Sharp SA Equipamentos Eletronicos...................... 30,200,000          --
  *Suzano Papel e Celulose SA Class A.....................    427,498   1,559,783
   Unipar Participacoes SA Class B........................  2,673,448     681,474
   Whirlpool SA...........................................    208,916     433,338
                                                                      -----------
TOTAL BRAZIL..............................................             67,106,109
                                                                      -----------
CHILE -- (0.0%)
   Coca-Cola Embonor SA Class B...........................      8,190      25,564
                                                                      -----------
COLOMBIA -- (0.0%)
   Avianca Holdings SA....................................     34,484      80,302
                                                                      -----------
HONG KONG -- (0.0%)
   Li Ning Co., Ltd.......................................  1,721,000     949,193
                                                                      -----------
MALAYSIA -- (0.0%)
   TA Global Bhd..........................................    248,478      18,806
                                                                      -----------
TOTAL PREFERRED STOCKS....................................             68,179,974
                                                                      -----------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
  *Shui On Land, Ltd. Rights 05/13/13.....................  4,261,161     444,778
                                                                      -----------
MALAYSIA -- (0.0%)
  *Mah Sing Group Bhd Rights 03/18/18.....................    471,928      62,820
  *Malayan Flour Mills Bhd Rights 05/09/17................        850          74
  *Notion VTEC Bhd Rights 05/02/17........................     10,317         390
                                                                      -----------
TOTAL MALAYSIA............................................                 63,284
                                                                      -----------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights............................  2,699,832          --
                                                                      -----------
SOUTH KOREA -- (0.0%)
  *Green Cross Corp. Rights 05/31/13......................      1,939      55,473

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

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CONTINUED


                                                             SHARES       VALUE++
                                                           ----------- --------------
SOUTH KOREA -- (Continued)
  *Korea Circuit Co., Ltd. Rights 05/29/13................       9,797 $       51,153
                                                                       --------------
TOTAL SOUTH KOREA.........................................                    106,626
                                                                       --------------
THAILAND -- (0.0%)
  *G J Steel PCL Rights 02/07/20..........................   5,379,492         73,315
  *LH Financial Group PCL Rights 05/23/13.................     751,447         11,777
  *Loxley PCL Rights 04/21/16.............................      63,889             --
  *Nation Multimedia Group PCL Rights 06/14/13............   4,031,200        466,988
  *Thoresen Thai Agencies PCL Rights 09/12/15.............     213,527         48,744
  *Tisco Financial Group PCL Rights 06/26/13..............     174,150        183,940
                                                                       --------------
TOTAL THAILAND............................................                    784,764
                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................                  1,399,452
                                                                       --------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT
                                                              (000)       VALUE+
                                                           ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@DFA Short Term Investment Fund........................  31,460,674    364,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.16%, 05/01/13 (Collateralized by $743,925 FNMA,
     rates ranging from 3.000% to 3.500%, maturities
     ranging from 09/01/32 to 08/01/42, valued at
     $760,322) to be repurchased at $745,417.............. $       745        745,414
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................                364,745,414
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,681,070,667).......             $4,327,678,624
                                                                       ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (17.5%)
  *1-800-Flowers.com, Inc. Class A......................    44,330 $    262,877
   AH Belo Corp. Class A................................     5,436       31,529
  *ALCO Stores, Inc.....................................       700        5,180
   American Greetings Corp. Class A.....................    62,335    1,149,457
  *Arctic Cat, Inc......................................     3,436      154,586
  *Ascent Capital Group, Inc. Class A...................     8,564      569,420
  #Autoliv, Inc.........................................     9,404      718,654
  *Ballantyne Strong, Inc...............................     9,030       40,545
 #*Barnes & Noble, Inc..................................    26,500      480,445
   Bassett Furniture Industries, Inc....................     2,900       40,687
   Beasley Broadcasting Group, Inc. Class A.............     9,471       61,846
 #*Beazer Homes USA, Inc................................    12,516      202,259
  #bebe stores, Inc.....................................     1,600        9,056
   Belo Corp. Class A...................................    62,627      671,361
  #Best Buy Co., Inc....................................   197,800    5,140,822
   Big 5 Sporting Goods Corp............................     8,501      142,817
  *Biglari Holdings, Inc................................     1,627      630,105
   Bob Evans Farms, Inc.................................    52,387    2,270,453
  #Bon-Ton Stores, Inc. (The)...........................     2,986       45,805
 #*Books-A-Million, Inc.................................    14,887       38,706
   Brown Shoe Co., Inc..................................    74,697    1,263,126
  *Build-A-Bear Workshop, Inc...........................    25,874      131,181
 #*Cabela's, Inc........................................    53,051    3,405,874
  *Cache, Inc...........................................    26,610      101,650
   Callaway Golf Co.....................................   128,624      861,781
  *Cambium Learning Group, Inc..........................    37,733       36,601
   Canterbury Park Holding Corp.........................     2,755       32,371
   Carnival Corp........................................   489,649   16,897,787
   Carriage Services, Inc...............................    20,916      365,821
  *Cavco Industries, Inc................................     7,600      346,712
   CBS Corp. Class A....................................    28,263    1,295,576
   CBS Corp. Class B....................................   268,466   12,290,373
  *Christopher & Banks Corp.............................    58,754      408,340
   Churchill Downs, Inc.................................     7,682      587,366
  *Coast Distribution System (The)......................       547        1,477
   Columbia Sportswear Co...............................     4,317      252,976
   Comcast Corp. Class A................................ 3,446,875  142,355,937
   Comcast Corp. Special Class A........................ 1,088,341   42,760,918
  *Conn's, Inc..........................................    25,450    1,102,239
   Core-Mark Holding Co., Inc...........................    24,059    1,252,030
 #*Corinthian Colleges, Inc.............................    36,345       72,690
   CSS Industries, Inc..................................    13,050      374,013
   Culp, Inc............................................    10,036      162,985
  *dELiA*s, Inc.........................................    22,143       14,606
  *Delta Apparel, Inc...................................     7,532      100,778
   Destination Maternity Corp...........................       200        4,750
  *Destination XL Group, Inc............................    15,601       77,693
  #DeVry, Inc...........................................     6,079      170,273
   Dillard's, Inc. Class A..............................   120,300    9,913,923
  *Discovery Communications, Inc. Class B...............     3,762      296,540
  *Dixie Group, Inc. (The)..............................    11,800       70,564

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

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
   Dorman Products, Inc.................................  20,712 $   781,671
   Dover Downs Gaming & Entertainment, Inc..............   5,935      10,920
   Dover Motorsports, Inc...............................  15,098      31,555
  #DR Horton, Inc....................................... 208,125   5,427,900
 #*DreamWorks Animation SKG, Inc. Class A...............  46,429     895,151
 #*Education Management Corp............................  13,202      74,855
  #Educational Development Corp.........................   1,679       5,944
   Escalade, Inc........................................     277       1,590
  *EW Scripps Co. Class A...............................  41,061     570,337
  *Federal-Mogul Corp...................................  38,585     288,616
   Fisher Communications, Inc...........................   8,375     346,892
 #*Flanigan's Enterprises, Inc..........................     865       6,643
   Flexsteel Industries, Inc............................   2,068      42,580
  #Foot Locker, Inc.....................................  15,700     547,459
   Fred's, Inc. Class A.................................  45,772     651,336
   Frisch's Restaurants, Inc............................     600       9,792
  *Full House Resorts, Inc..............................   2,574       7,104
  *G-III Apparel Group, Ltd.............................  11,394     463,280
  *Gaiam, Inc. Class A..................................   5,988      26,287
  #GameStop Corp. Class A............................... 104,752   3,655,845
   Gaming Partners International Corp...................     500       4,320
  #Gannett Co., Inc..................................... 119,639   2,411,922
 #*General Motors Co.................................... 674,707  20,807,964
  *Genesco, Inc.........................................   6,456     397,367
  *Gray Television, Inc.................................  37,085     235,490
   Group 1 Automotive, Inc..............................  57,936   3,503,969
  *Hallwood Group, Inc. (The)...........................     296       2,361
   Harte-Hanks, Inc.....................................   3,485      27,636
   Hastings Entertainment, Inc..........................     300         758
   Haverty Furniture Cos., Inc..........................  33,479     796,131
  *Helen of Troy, Ltd...................................  64,389   2,245,888
 #*hhgregg, Inc.........................................  36,388     491,602
  *Hollywood Media Corp.................................  19,037      26,271
   Hooker Furniture Corp................................  14,814     256,134
  *Hyatt Hotels Corp. Class A...........................  12,101     516,471
  *Iconix Brand Group, Inc..............................  95,618   2,739,456
   International Speedway Corp. Class A.................  24,844     816,622
  *Isle of Capri Casinos, Inc...........................  15,434     118,224
   JAKKS Pacific, Inc...................................  13,103     142,954
  *Jarden Corp.......................................... 162,075   7,294,996
  #JC Penney Co., Inc................................... 206,990   3,398,776
  *Johnson Outdoors, Inc. Class A.......................  15,588     365,694
   Jones Group, Inc. (The).............................. 103,143   1,444,002
  *Journal Communications, Inc. Class A.................  77,674     528,960
  *K-Swiss, Inc. Class A................................     439       2,081
  #KB Home..............................................  30,800     694,232
  *Kid Brands, Inc......................................   9,776      11,047
   La-Z-Boy, Inc........................................  56,332   1,017,356
 #*Lakeland Industries, Inc.............................  11,757      46,910
  *Lee Enterprises, Inc.................................  38,128      54,904
  #Lennar Corp. Class A................................. 224,100   9,237,402
   Lennar Corp. Class B.................................   7,868     256,575

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

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
  *Liberty Interactive Corp. Class A....................   882,463 $18,787,637
 #*Liberty Interactive Corp. Class B....................    35,706     753,397
  *Liberty Media Corp. Class A..........................    96,383  11,072,479
  *Liberty Media Corp. Class B..........................     7,622     872,986
  *Liberty Ventures Series A............................    38,401   2,821,321
  *Liberty Ventures Series B............................     1,785     131,340
   Lifetime Brands, Inc.................................    16,431     221,818
   Lithia Motors, Inc. Class A..........................    34,933   1,729,882
  *Live Nation Entertainment, Inc.......................   145,347   1,835,733
   Loral Space & Communications, Inc....................    26,050   1,602,596
   Lowe's Cos., Inc.....................................   139,546   5,361,357
  *Luby's, Inc..........................................    44,415     302,466
  *M/I Homes, Inc.......................................    37,930     933,078
   Mac-Gray Corp........................................    13,104     169,697
  *Madison Square Garden Co. (The) Class A..............    29,558   1,781,461
  *Maidenform Brands, Inc...............................     1,056      19,008
   Marcus Corp..........................................    18,899     242,663
  *MarineMax, Inc.......................................    29,164     338,011
  *Marriott Vacations Worldwide Corp....................       662      30,108
  *Martha Stewart Living Omnimedia Class A..............       980       2,421
   Matthews International Corp. Class A.................     3,202     117,866
 #*McClatchy Co. (The) Class A..........................    60,603     139,993
   MDC Holdings, Inc....................................    18,400     691,840
  *Media General, Inc. Class A..........................    25,196     206,607
   Men's Wearhouse, Inc. (The)..........................    52,860   1,770,810
  #Meredith Corp........................................    32,676   1,268,482
  *Meritage Homes Corp..................................    28,156   1,373,731
 #*MGM Resorts International............................   251,100   3,545,532
  *Modine Manufacturing Co..............................     8,750      79,975
  *Mohawk Industries, Inc...............................    98,740  10,948,291
  *Monarch Casino & Resort, Inc.........................     1,103      14,196
 #*Motorcar Parts of America, Inc.......................    13,074      78,183
   Movado Group, Inc....................................    36,900   1,115,856
  *MTR Gaming Group, Inc................................    24,536      84,649
  *Multimedia Games Holding Co., Inc....................    23,224     572,704
   NACCO Industries, Inc. Class A.......................     6,832     396,393
  *Navarre Corp.........................................       336         820
  *New York & Co., Inc..................................     6,926      30,890
   News Corp. Class A................................... 1,608,989  49,830,389
   News Corp. Class B...................................   616,492  19,185,231
  *Office Depot, Inc....................................    88,597     341,984
   OfficeMax, Inc.......................................    32,198     370,599
 #*Orchard Supply Hardware Stores Corp. Class A.........     4,649       9,205
  *Orient-Express Hotels, Ltd. Class A..................    75,198     759,500
   Outdoor Channel Holdings, Inc........................    35,808     313,320
 #*Pacific Sunwear of California, Inc...................    43,900     120,725
 #*Penn National Gaming, Inc............................    63,446   3,714,763
   Penske Automotive Group, Inc.........................    43,845   1,355,687
  *Pep Boys-Manny Moe & Jack (The)......................    75,998     881,577
  *Perfumania Holdings, Inc.............................       537       3,346
   Perry Ellis International, Inc.......................    23,892     419,782
  *Pinnacle Entertainment, Inc..........................    71,930   1,370,986

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

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
 #*PulteGroup, Inc......................................   143,221 $ 3,006,209
   PVH Corp.............................................    31,964   3,688,965
  *Quiksilver, Inc......................................    74,010     498,087
 #*Radio One, Inc. Class D..............................    13,955      21,351
  #RadioShack Corp......................................    90,200     285,934
  *Red Lion Hotels Corp.................................     8,907      58,163
  *Red Robin Gourmet Burgers, Inc.......................    31,175   1,507,935
  #Regis Corp...........................................    65,192   1,222,350
   Rent-A-Center, Inc...................................    76,435   2,669,875
  *Rick's Cabaret International, Inc....................    12,026     101,499
  *Rocky Brands, Inc....................................     8,729     129,189
  #Royal Caribbean Cruises, Ltd.........................   322,500  11,780,925
  *Ruby Tuesday, Inc....................................    74,723     720,330
   Saga Communications, Inc. Class A....................     8,693     400,226
 #*Saks, Inc............................................    95,502   1,103,048
   Salem Communications Corp. Class A...................    10,922     100,264
   Scholastic Corp......................................    30,900     848,205
  *Scientific Games Corp. Class A.......................    41,635     369,719
   Sears Canada, Inc....................................    26,121     244,728
 #*Sears Holdings Corp..................................   112,601   5,780,935
   Service Corp. International/US.......................   274,069   4,626,285
   Shiloh Industries, Inc...............................    24,793     244,211
   Shoe Carnival, Inc...................................    33,450     696,763
  *Skechers U.S.A., Inc. Class A........................    49,610   1,030,896
   Spartan Motors, Inc..................................    16,820      89,482
   Speedway Motorsports, Inc............................    52,187     940,932
  *Sport Chalet, Inc. Class A...........................       875       1,208
  *Sport Chalet, Inc. Class B...........................       299         451
   Stage Stores, Inc....................................    60,550   1,676,629
   Standard Motor Products, Inc.........................    37,342   1,144,159
  *Stanley Furniture Co., Inc...........................    15,798      62,402
  #Staples, Inc.........................................   497,525   6,587,231
  *Starz - Liberty Capital (85571Q102)..................    96,383   2,253,435
  *Starz - Liberty Capital (85571Q201)..................     7,622     178,279
   Stein Mart, Inc......................................    22,915     181,258
  *Steiner Leisure, Ltd.................................     2,225     107,757
  *Steinway Musical Instruments, Inc....................    13,080     326,215
   Stewart Enterprises, Inc. Class A....................    85,569     762,420
   Strattec Security Corp...............................     5,224     190,519
   Superior Industries International, Inc...............    38,753     711,505
   Superior Uniform Group, Inc..........................     8,978     104,324
   Systemax, Inc........................................    11,750     107,630
  *Tandy Brands Accessories, Inc........................     7,478       3,814
 #*Tandy Leather Factory, Inc...........................       500       3,550
   Time Warner Cable, Inc...............................   693,942  65,154,214
   Time Warner, Inc..................................... 1,534,860  91,753,931
 #*Toll Brothers, Inc...................................   203,299   6,975,189
   Trans World Entertainment Corp.......................     5,781      24,858
  *Tuesday Morning Corp.................................    60,500     490,655
  *Unifi, Inc...........................................    43,422     846,729
   Vail Resorts, Inc....................................    11,600     699,480
  *Valuevision Media, Inc. Class A......................     3,998      17,191

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CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
Consumer Discretionary -- (Continued)
  *VOXX International Corp................................    24,255 $    231,150
  #Walt Disney Co. (The)..................................    26,220    1,647,665
  #Washington Post Co. (The) Class B......................     5,780    2,562,505
   Wendy's Co. (The)......................................   242,704    1,380,986
  *West Marine, Inc.......................................    26,468      313,116
  *Wet Seal, Inc. (The) Class A...........................    13,619       44,398
   Whirlpool Corp.........................................    30,049    3,434,000
  *WMS Industries, Inc....................................    41,662    1,057,382
   Wyndham Worldwide Corp.................................   144,114    8,658,369
  *Zale Corp..............................................    11,652       51,735
                                                                     ------------
Total Consumer Discretionary..............................            715,452,009
                                                                     ------------
Consumer Staples -- (7.7%)
  #Alico, Inc.............................................       960       40,138
  *Alliance One International, Inc........................    32,376      121,410
   Andersons, Inc. (The)..................................    15,774      859,998
   Archer-Daniels-Midland Co..............................   813,476   27,609,375
   Beam, Inc..............................................   131,553    8,512,795
  *Boulder Brands, Inc....................................    76,099      685,652
  #Bunge, Ltd.............................................   121,368    8,763,983
   CCA Industries, Inc....................................     8,323       32,293
  *Central Garden and Pet Co..............................    26,784      234,360
  *Central Garden and Pet Co. Class A.....................    60,153      529,346
  *Chiquita Brands International, Inc.....................    63,990      552,234
  *Constellation Brands, Inc. Class A.....................   249,042   12,290,223
  *Constellation Brands, Inc. Class B.....................    12,715      622,526
  *Craft Brew Alliance, Inc...............................     9,754       73,350
   CVS Caremark Corp...................................... 1,510,745   87,895,144
  *Dole Food Co., Inc.....................................    19,567      210,541
  *Farmer Bros Co.........................................     8,295      125,669
   Fresh Del Monte Produce, Inc...........................    39,437    1,002,094
   Griffin Land & Nurseries, Inc..........................     1,500       44,775
 #*Hain Celestial Group, Inc. (The).......................    43,646    2,847,901
   Ingles Markets, Inc. Class A...........................    11,437      243,837
  #Ingredion, Inc.........................................    62,117    4,473,045
  #JM Smucker Co. (The)...................................   108,204   11,169,899
   John B Sanfilippo & Son, Inc...........................    10,428      218,779
   Kraft Foods Group, Inc.................................   607,984   31,305,096
  *Mannatech, Inc.........................................       717        5,342
   MGP Ingredients, Inc...................................     4,788       23,461
   Molson Coors Brewing Co. Class A.......................     1,908       98,262
   Molson Coors Brewing Co. Class B.......................   190,750    9,842,700
   Mondelez International, Inc. Class A................... 2,081,099   65,450,564
   Nash Finch Co..........................................     1,082       22,235
   Nutraceutical International Corp.......................    14,615      269,939
   Oil-Dri Corp. of America...............................     5,047      138,843
  *Omega Protein Corp.....................................    25,852      240,682
  *Pantry, Inc. (The).....................................    24,658      360,253
  *Post Holdings, Inc.....................................    50,201    2,198,302
  *Prestige Brands Holdings, Inc..........................   111,489    3,004,629
  #Safeway, Inc...........................................   157,807    3,553,814
   Sanderson Farms, Inc...................................    16,100      986,286

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
   Seaboard Corp........................................     1,812 $  4,975,716
  *Seneca Foods Corp. Class A...........................     6,301      205,350
  *Seneca Foods Corp. Class B...........................       300        9,729
  *Smithfield Foods, Inc................................   185,173    4,740,429
   Snyders-Lance, Inc...................................    28,257      711,511
   Spartan Stores, Inc..................................    32,983      553,455
   Spectrum Brands Holdings, Inc........................    46,130    2,583,280
  *Susser Holdings Corp.................................    12,360      657,181
  *TreeHouse Foods, Inc.................................    22,732    1,448,256
  #Tyson Foods, Inc. Class A............................   405,030    9,975,889
  #Universal Corp.......................................    22,290    1,282,790
   Weis Markets, Inc....................................    11,602      485,312
                                                                   ------------
Total Consumer Staples..................................            314,288,673
                                                                   ------------
Energy -- (15.1%)
   Adams Resources & Energy, Inc........................     6,004      298,339
   Alon USA Energy, Inc.................................    33,484      555,834
  *Alpha Natural Resources, Inc.........................   170,794    1,267,291
   Anadarko Petroleum Corp..............................   845,068   71,627,964
   Apache Corp..........................................   292,215   21,588,844
 #*Approach Resources, Inc..............................     6,883      163,265
  #Arch Coal, Inc.......................................    60,743      294,604
 #*Atwood Oceanics, Inc.................................     4,600      225,630
   Baker Hughes, Inc....................................     3,891      176,612
  *Barnwell Industries, Inc.............................     8,038       24,918
  *Basic Energy Services, Inc...........................    15,603      214,229
 #*Bill Barrett Corp....................................    51,500    1,022,790
   Bolt Technology Corp.................................     9,574      153,184
   Bristow Group, Inc...................................    42,400    2,679,680
 #*C&J Energy Services, Inc.............................    37,416      740,463
   Cabot Oil & Gas Corp.................................       284       19,326
  #Chesapeake Energy Corp...............................   624,655   12,205,759
   Chevron Corp.........................................   629,776   76,838,970
  *Cloud Peak Energy, Inc...............................    33,115      647,067
  *Comstock Resources, Inc..............................    32,421      507,713
  #ConocoPhillips....................................... 1,766,829  106,804,813
  *Crimson Exploration, Inc.............................    12,841       39,422
  *Dawson Geophysical Co................................    17,055      524,271
   Delek US Holdings, Inc...............................    52,256    1,885,919
 #*Denbury Resources, Inc...............................   289,460    5,178,439
  #Devon Energy Corp....................................    42,463    2,338,013
   DHT Holdings, Inc....................................     1,819        7,822
  *Double Eagle Petroleum Co............................     7,844       38,985
 #*Emerald Oil, Inc.....................................     1,533        9,857
   EOG Resources, Inc...................................     6,045      732,412
  *EPL Oil & Gas, Inc...................................    27,489      898,066
  *Era Group, Inc.......................................    36,653      837,521
  *Exterran Holdings, Inc...............................    79,513    2,100,733
  *Green Plains Renewable Energy, Inc...................    24,947      312,087
   Gulf Island Fabrication, Inc.........................    15,018      308,770
   Gulfmark Offshore, Inc. Class A......................    35,505    1,477,718
  *Harvest Natural Resources, Inc.......................    48,645      159,556

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Energy -- (Continued)
  *Helix Energy Solutions Group, Inc.................... 103,010 $ 2,373,350
  #Helmerich & Payne, Inc...............................  95,808   5,616,265
  *Hercules Offshore, Inc............................... 107,413     791,634
  #Hess Corp............................................ 378,130  27,293,423
  *HKN, Inc.............................................     564      50,267
   HollyFrontier Corp...................................   7,105     351,342
  *Hornbeck Offshore Services, Inc......................  29,719   1,334,977
 #*James River Coal Co..................................  10,139      16,729
  *Key Energy Services, Inc.............................  49,745     295,485
 #*Magnum Hunter Resources Corp.........................  82,198     223,579
   Marathon Oil Corp.................................... 903,937  29,531,622
   Marathon Petroleum Corp.............................. 451,968  35,416,212
  *Matrix Service Co....................................  15,423     231,808
 #*McDermott International, Inc.........................  63,698     680,295
  #Murphy Oil Corp...................................... 189,426  11,761,460
   Nabors Industries, Ltd............................... 272,782   4,034,446
   National Oilwell Varco, Inc.......................... 250,948  16,366,829
  *Natural Gas Services Group, Inc......................  14,526     293,280
  *Newpark Resources, Inc...............................  97,395   1,022,647
   Noble Corp...........................................  74,243   2,784,112
   Noble Energy, Inc....................................  66,897   7,578,761
 #*Northern Oil and Gas, Inc............................  41,972     541,019
   Occidental Petroleum Corp............................  29,543   2,637,008
  *Overseas Shipholding Group, Inc......................   2,355       7,819
  *Parker Drilling Co................................... 142,573     587,401
   Patterson-UTI Energy, Inc............................ 152,325   3,212,534
  *PDC Energy, Inc......................................  24,103   1,043,660
  *PHI, Inc. (69336T106)................................   1,099      30,294
  *PHI, Inc. (69336T205)................................  21,843     606,580
   Phillips 66.......................................... 883,414  53,844,083
  *Pioneer Energy Services Corp.........................  99,821     703,738
   Pioneer Natural Resources Co.........................  88,400  10,805,132
  *Plains Exploration & Production Co................... 162,430   7,341,836
   QEP Resources, Inc...................................  33,043     948,665
  *REX American Resources Corp..........................   4,050      75,694
  *Rex Energy Corp......................................  35,100     564,057
  *Rowan Cos. P.L.C. Class A............................ 121,858   3,964,041
   SEACOR Holdings, Inc.................................  36,653   2,643,048
  *SemGroup Corp. Class A...............................   4,727     245,095
   Ship Finance International, Ltd......................  40,467     666,896
  *Superior Energy Services, Inc........................  29,811     822,485
 #*Swift Energy Co......................................  57,500     744,050
   Teekay Corp..........................................  37,720   1,342,832
  *Tesco Corp...........................................   3,745      45,689
   Tesoro Corp.......................................... 168,807   9,014,294
  *TETRA Technologies, Inc..............................  25,510     232,906
   TGC Industries, Inc..................................   1,787      15,852
  #Tidewater, Inc.......................................  49,127   2,576,711
  *Transocean, Ltd...................................... 274,265  14,116,420
  *Triangle Petroleum Corp..............................   7,779      42,707
  *Unit Corp............................................  57,000   2,395,710
 #*USEC, Inc............................................ 152,791      48,893

                                      204

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   Valero Energy Corp...................................   658,099 $ 26,534,552
  *Weatherford International, Ltd.......................   282,083    3,607,842
  #Western Refining, Inc................................    68,485    2,116,871
  *Whiting Petroleum Corp...............................    16,007      712,311
  *Willbros Group, Inc..................................     5,000       47,500
                                                                   ------------
Total Energy............................................            617,841,634
                                                                   ------------
Financials -- (16.4%)
   1st Source Corp......................................    41,187      969,130
   1st United Bancorp Inc/Boca Raton....................       863        5,722
  #ACE, Ltd.............................................    46,348    4,131,461
  *Alexander & Baldwin, Inc.............................    66,838    2,276,502
  *Alleghany Corp.......................................     2,626    1,033,961
   Allied World Assurance Co. Holdings AG...............     8,435      765,982
   Allstate Corp. (The).................................   157,339    7,750,519
   Alterra Capital Holdings, Ltd........................    26,764      871,168
  *American Capital, Ltd................................   422,803    6,397,009
   American Equity Investment Life Holding Co...........    88,700    1,351,788
   American Financial Group, Inc........................   173,596    8,379,479
  *American Independence Corp...........................       866        6,841
  *American International Group, Inc....................   104,036    4,309,171
   American National Insurance Co.......................    37,287    3,506,097
  *American Safety Insurance Holdings, Ltd..............    11,249      270,876
  *Ameris Bancorp.......................................    12,022      166,745
  *AmeriServ Financial, Inc.............................    33,075      100,548
   Argo Group International Holdings, Ltd...............    38,796    1,608,094
   Aspen Insurance Holdings, Ltd........................   102,623    3,919,172
  *Asset Acceptance Capital Corp........................     5,800       37,526
   Associated Banc-Corp.................................    31,434      448,563
   Assurant, Inc........................................    65,820    3,129,083
   Assured Guaranty, Ltd................................   122,989    2,537,263
   Asta Funding, Inc....................................     7,527       70,679
   Astoria Financial Corp...............................    17,021      163,231
  *Atlantic Coast Financial Corp........................       379        1,887
 #*Atlanticus Holdings Corp.............................    19,218       71,107
  *AV Homes, Inc........................................    15,767      203,552
   Axis Capital Holdings, Ltd...........................       800       35,704
   Baldwin & Lyons, Inc. Class A........................       300        7,065
   Baldwin & Lyons, Inc. Class B........................     6,556      159,311
  *Bancorp, Inc.........................................       459        5,967
   Bank Mutual Corp.....................................    51,232      265,382
   Bank of America Corp................................. 6,406,476   78,863,720
  #Bank of New York Mellon Corp. (The)..................   491,755   13,877,326
   BankFinancial Corp...................................    39,867      314,551
   Banner Corp..........................................     7,943      259,498
   BCB Bancorp, Inc.....................................     1,059       10,781
   Berkshire Hills Bancorp, Inc.........................    25,980      671,843
  *BofI Holding, Inc....................................     8,208      334,722
  *Capital Bank Financial Corp. Class A.................       233        4,164
  *Capital City Bank Group, Inc.........................    16,844      210,550
   Capital One Financial Corp...........................   333,920   19,293,898
   Capital Southwest Corp...............................     6,907      812,885

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
   Cathay General Bancorp...............................    17,730 $   349,458
   Centerstate Banks, Inc...............................       747       6,215
   Century Bancorp, Inc. Class A........................       495      16,820
   CFS Bancorp, Inc.....................................    14,148     130,586
   Chicopee Bancorp, Inc................................     1,000      17,260
  *CIT Group, Inc.......................................    39,411   1,675,362
   Citigroup, Inc....................................... 2,115,722  98,719,589
   Citizens Community Bancorp, Inc......................    10,355      73,831
   CME Group, Inc.......................................   414,385  25,219,471
   CNA Financial Corp...................................   277,671   9,360,289
   CNO Financial Group, Inc.............................   301,264   3,410,308
   Codorus Valley Bancorp, Inc..........................       120       1,975
  *Community West Bancshares............................       400       1,900
   Corrections Corp. of America.........................     7,040     254,848
  *Cowen Group, Inc. Class A............................     4,282      10,962
   Donegal Group, Inc. Class A..........................    27,472     402,190
   Donegal Group, Inc. Class B..........................       300       7,527
  *E*TRADE Financial Corp...............................    89,699     923,003
   Eastern Insurance Holdings, Inc......................    23,026     428,974
  *Eastern Virginia Bankshares, Inc.....................       260       1,570
   EMC Insurance Group, Inc.............................    18,341     517,766
   Endurance Specialty Holdings, Ltd....................    76,288   3,735,823
   Enterprise Financial Services Corp...................     3,235      46,519
   ESB Financial Corp...................................       360       5,040
   ESSA Bancorp, Inc....................................     8,217      88,497
   Evans Bancorp, Inc...................................     1,681      29,955
   Everest Re Group, Ltd................................    34,913   4,712,906
  *Farmers Capital Bank Corp............................       302       5,587
   FBL Financial Group, Inc. Class A....................    24,660     969,385
  #Federal Agricultural Mortgage Corp. Class A..........       177       4,567
   Federal Agricultural Mortgage Corp. Class C..........     9,200     292,376
   Federated National Holding Co........................    13,665      98,661
  #Fidelity National Financial, Inc. Class A............    46,321   1,243,719
  *Fidelity Southern Corp...............................     7,111      84,547
  *First Acceptance Corp................................    39,006      47,977
   First American Financial Corp........................    61,982   1,659,258
 #*First BanCorp........................................    15,152      89,548
   First Bancorp........................................    16,138     209,955
 #*First Bancshares, Inc................................       400       3,400
   First Business Financial Services, Inc...............       482      13,265
  *First California Financial Group, Inc................     3,631      29,302
   First Citizens BancShares, Inc. Class A..............     8,627   1,608,245
   First Commonwealth Financial Corp....................    10,800      77,220
   First Community Bancshares, Inc......................       183       2,838
   First Defiance Financial Corp........................    10,880     246,323
  *First Federal of Northern Michigan Bancorp, Inc......       900       3,897
   First Financial Holdings, Inc........................    18,933     379,417
  *First Financial Northwest, Inc.......................    25,371     205,505
 #*First Financial Service Corp.........................       130         365
   First Merchants Corp.................................    38,531     625,358
   First Midwest Bancorp, Inc...........................     7,168      89,958
   First Pactrust Bancorp, Inc..........................       810       9,202

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
  *First South Bancorp, Inc.............................   2,278 $    14,989
  *Firstcity Financial Corp.............................   5,872      57,957
   Fox Chase Bancorp, Inc...............................     351       5,935
  *Genworth Financial, Inc. Class A.....................  34,964     350,689
   Geo Group, Inc. (The)................................  44,547   1,668,285
   German American Bancorp, Inc.........................   7,459     159,026
   GFI Group, Inc.......................................   2,875      11,529
  *Gleacher & Co., Inc..................................   9,000       6,189
  *Global Indemnity P.L.C...............................   7,870     175,422
   Goldman Sachs Group, Inc. (The)...................... 143,685  20,988,068
   Great Southern Bancorp, Inc..........................   1,616      42,614
  *Guaranty Bancorp.....................................  79,339     168,199
  *Guaranty Federal Bancshares, Inc.....................   1,684      16,992
  *Hallmark Financial Services, Inc.....................  25,666     232,277
   Hampden Bancorp, Inc.................................   5,886      90,644
   Hanover Insurance Group, Inc. (The)..................  88,829   4,479,646
  #Hartford Financial Services Group, Inc............... 366,250  10,287,963
  #HCC Insurance Holdings, Inc..........................  17,700     754,020
   Heartland Financial USA, Inc.........................     465      11,816
  *Heritage Commerce Corp...............................  14,483      95,153
   HF Financial Corp....................................     400       5,400
  *Hilltop Holdings, Inc................................  26,171     350,430
   Hingham Institution for Savings......................     500      34,005
  *HMN Financial, Inc...................................   3,456      25,609
  *Home Bancorp, Inc....................................     719      13,014
   Home Federal Bancorp, Inc............................   9,420     114,736
   HopFed Bancorp, Inc..................................   6,781      73,981
   Horace Mann Educators Corp...........................  58,206   1,312,545
   Hudson City Bancorp, Inc.............................  28,191     234,267
  *ICG Group, Inc.......................................   1,184      14,054
  *Imperial Holdings, Inc...............................   2,882      11,586
   Independence Holding Co..............................  24,172     253,806
   Infinity Property & Casualty Corp....................  15,800     896,492
   International Bancshares Corp........................     800      15,520
  *Intervest Bancshares Corp. Class A...................   2,078      12,219
  *Investment Technology Group, Inc.....................  23,677     257,843
   Investors Title Co...................................   1,169      81,070
   Janus Capital Group, Inc.............................  24,840     221,573
   JPMorgan Chase & Co.................................. 777,031  38,082,289
   Kemper Corp..........................................  76,602   2,440,540
  #Kentucky First Federal Bancorp.......................   2,800      22,260
  #KeyCorp.............................................. 526,210   5,246,314
   Lakeland Bancorp, Inc................................   4,701      44,942
   Landmark Bancorp Inc/Manhattan.......................   1,875      39,019
  #Legg Mason, Inc...................................... 128,883   4,106,212
  #Lincoln National Corp................................ 378,093  12,858,943
   LNB Bancorp, Inc.....................................  13,395     113,188
   Loews Corp........................................... 243,798  10,890,457
  *Louisiana Bancorp Inc/Metaire........................   5,606      92,387
  *Macatawa Bank Corp...................................  18,892     105,795
  *Magyar Bancorp, Inc..................................     500       2,605
   Maiden Holdings, Ltd.................................   5,792      59,831

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
   MainSource Financial Group, Inc......................    45,000 $   570,150
   Marlin Business Services Corp........................    14,241     345,059
   MB Financial, Inc....................................    19,678     487,227
  *MBIA, Inc............................................    82,267     778,246
  *MBT Financial Corp...................................    23,185      93,667
   MCG Capital Corp.....................................    11,930      61,320
   Meadowbrook Insurance Group, Inc.....................    38,553     299,942
   Medallion Financial Corp.............................     9,550     142,677
   Mercantile Bank Corp.................................     4,422      73,892
   Meta Financial Group, Inc............................     1,083      28,786
   MetLife, Inc......................................... 1,126,173  43,909,485
  *Metro Bancorp, Inc...................................    26,598     472,115
  *MetroCorp Bancshares, Inc............................     2,250      22,613
  *MGIC Investment Corp.................................    72,733     392,758
   MicroFinancial, Inc..................................     5,900      47,731
   MidWestOne Financial Group, Inc......................       346       8,269
   Montpelier Re Holdings, Ltd..........................    38,746     998,097
   Morgan Stanley....................................... 1,476,248  32,698,893
   MutualFirst Financial, Inc...........................     2,300      36,961
   NASDAQ OMX Group, Inc. (The).........................    42,129   1,241,963
   National Western Life Insurance Co. Class A..........       900     164,358
  *Navigators Group, Inc. (The).........................     3,685     213,288
  *New Century Bancorp, Inc.............................       600       3,840
   New Hampshire Thrift Bancshares, Inc.................     3,667      47,231
  *NewBridge Bancorp....................................    11,413      67,223
  *Newport Bancorp, Inc.................................       700      11,956
  *NewStar Financial, Inc...............................    41,166     491,934
  *North Valley Bancorp.................................       907      15,954
   Northeast Community Bancorp, Inc.....................    18,190     108,594
   Northrim BanCorp, Inc................................     5,734     124,887
  #NYSE Euronext........................................     8,639     335,280
   OFG Bancorp..........................................    30,191     485,169
  #Old Republic International Corp......................   357,183   4,821,971
  *Old Second Bancorp, Inc..............................     4,874      22,420
   Oppenheimer Holdings, Inc. Class A...................     3,097      57,295
  *Pacific Mercantile Bancorp...........................    16,236      97,416
  *Park Sterling Corp...................................     3,253      18,640
   PartnerRe, Ltd.......................................    52,224   4,926,812
  #People's United Financial, Inc.......................    68,700     904,092
   Peoples Bancorp of North Carolina, Inc...............       250       2,933
   Peoples Bancorp, Inc.................................    17,608     358,851
 #*PHH Corp.............................................    92,304   1,945,768
 #*Phoenix Cos., Inc. (The).............................     2,631      76,588
  *Pinnacle Financial Partners, Inc.....................    23,924     580,635
  *Piper Jaffray Cos....................................       312      10,533
   Platinum Underwriters Holdings, Ltd..................    18,979   1,077,058
  *Popular, Inc.........................................    56,536   1,610,711
  *Porter Bancorp, Inc..................................     1,737       1,546
  *Portfolio Recovery Associates, Inc...................     9,401   1,153,973
   Premier Financial Bancorp, Inc.......................     1,301      15,872
  #Principal Financial Group, Inc.......................   217,722   7,859,764
   Protective Life Corp.................................    98,037   3,731,288

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
   Provident Financial Holdings, Inc....................       544 $     8,813
   Provident Financial Services, Inc....................    21,059     322,834
   Provident New York Bancorp...........................    71,474     646,125
   Prudential Financial, Inc............................   497,625  30,066,503
  #Pulaski Financial Corp...............................     4,550      48,003
   Radian Group, Inc....................................   161,945   1,935,243
   Regions Financial Corp............................... 1,302,555  11,058,692
   Reinsurance Group of America, Inc....................   169,166  10,581,333
   Renasant Corp........................................    42,102     960,768
  *Republic First Bancorp, Inc..........................     2,174       5,892
   Resource America, Inc. Class A.......................    21,051     194,090
  *Riverview Bancorp, Inc...............................    15,319      37,532
   Ryman Hospitality Properties.........................    51,778   2,302,050
   Safety Insurance Group, Inc..........................    11,042     548,456
   Sandy Spring Bancorp, Inc............................     9,125     186,880
   SCBT Financial Corp..................................       528      25,223
   Selective Insurance Group, Inc.......................    45,200   1,059,036
   SI Financial Group, Inc..............................     5,444      63,150
   Somerset Hills Bancorp...............................     4,317      49,171
(o)Southern Community Financial.........................    29,890       6,576
  *Southern First Bancshares, Inc.......................     1,216      13,194
  *Southwest Bancorp, Inc...............................    16,974     224,396
   StanCorp Financial Group, Inc........................    15,636     675,162
   State Auto Financial Corp............................    56,823     987,584
   StellarOne Corp......................................    24,952     374,030
   Stewart Information Services Corp....................    12,271     332,176
  *Stratus Properties, Inc..............................     3,069      47,385
 #*Suffolk Bancorp......................................       205       3,206
  *Sun Bancorp, Inc.....................................     4,075      13,122
   SunTrust Banks, Inc..................................   491,691  14,381,962
   Susquehanna Bancshares, Inc..........................    97,547   1,138,373
   Symetra Financial Corp...............................    20,319     276,948
   Synovus Financial Corp...............................   138,359     372,186
   Teche Holding Co.....................................       600      24,720
   TF Financial Corp....................................       630      15,782
   Timberland Bancorp, Inc..............................     2,500      20,625
   Tower Group International, Ltd.......................    12,135     229,594
   Travelers Cos., Inc. (The)...........................    28,000   2,391,480
   Tree.com, Inc........................................     5,635     115,348
   Trustmark Corp.......................................     4,194     102,963
   Umpqua Holdings Corp.................................    34,932     419,184
   Unico American Corp..................................     1,900      26,277
   Union First Market Bankshares Corp...................    12,742     240,951
   United Financial Bancorp, Inc........................     6,824     101,063
   United Fire Group, Inc...............................    40,312   1,127,124
  *United Security Bancshares...........................       384       1,577
  *Unity Bancorp, Inc...................................     3,306      23,572
   Unum Group...........................................   517,445  14,431,541
   Validus Holdings, Ltd................................     4,399     169,845
  *Virginia Commerce Bancorp, Inc.......................    22,274     299,363
  *Waterstone Financial, Inc............................     1,300      10,387
   WesBanco, Inc........................................    31,462     787,494

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
   West BanCorp., Inc...................................    13,957 $    150,456
   Westfield Financial, Inc.............................    10,811       81,407
   Wintrust Financial Corp..............................    24,224      868,673
  *WSB Holdings, Inc....................................       100          655
  #XL Group P.L.C.......................................   240,766    7,497,453
 #*Yadkin Valley Financial Corp.........................    16,710       67,007
   Zions BanCorp........................................    53,325    1,312,862
  *ZipRealty, Inc.......................................    10,028       32,792
                                                                   ------------
Total Financials........................................            668,959,407
                                                                   ------------
Health Care -- (9.2%)
  *Addus HomeCare Corp..................................     2,044       24,201
   Aetna, Inc...........................................   503,313   28,910,299
 #*Affymax, Inc.........................................     6,200        5,581
 #*Affymetrix, Inc......................................    24,928       90,738
  *Albany Molecular Research, Inc.......................    34,387      410,237
  *Alere, Inc...........................................    74,130    1,903,658
  *Allied Healthcare Products...........................     1,000        2,690
  *Allscripts Healthcare Solutions, Inc.................    15,306      211,835
  *Alphatec Holdings, Inc...............................     5,644       10,667
  *AMN Healthcare Services, Inc.........................    15,078      207,021
  *Amsurg Corp..........................................    30,743    1,031,735
   Analogic Corp........................................     2,988      237,486
  *AngioDynamics, Inc...................................    46,430      470,336
  *Anika Therapeutics, Inc..............................    14,671      195,858
  *Arrhythmia Research Technology, Inc..................     1,200        3,036
   Assisted Living Concepts, Inc. Class A...............    33,042      393,861
  *Astex Pharmaceuticals................................    21,444      147,535
  *BioScrip, Inc........................................    36,570      506,860
 #*Boston Scientific Corp............................... 1,204,199    9,019,450
  *Cambrex Corp.........................................    43,567      544,152
  *Capital Senior Living Corp...........................    58,814    1,426,828
  *CardioNet, Inc.......................................     5,328       15,504
  *CareFusion Corp......................................   207,163    6,927,531
  *Celldex Therapeutics, Inc............................     4,759       62,105
  #Cigna Corp...........................................    42,954    2,842,266
   Community Health Systems, Inc........................   105,314    4,799,159
  #CONMED Corp..........................................    43,239    1,354,678
   Cooper Cos., Inc. (The)..............................    13,956    1,540,742
   Coventry Health Care, Inc............................   141,956    7,033,920
  *Cross Country Healthcare, Inc........................    31,468      157,340
   CryoLife, Inc........................................    17,502      105,012
  *Cumberland Pharmaceuticals, Inc......................    23,319      109,133
  *Cutera, Inc..........................................    23,864      265,129
  *Cynosure, Inc. Class A...............................     8,077      208,871
   Daxor Corp...........................................       545        4,164
  *Digirad Corp.........................................    29,111       74,524
  *Dynacq Healthcare, Inc...............................       909           55
  *Emergent Biosolutions, Inc...........................     5,105       78,311
 #*Endo Health Solutions, Inc...........................    54,588    2,000,104
  *Enzo Biochem, Inc....................................    47,997      107,513
 #*Exactech, Inc........................................     3,390       62,715

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
  *Five Star Quality Care, Inc..........................    28,953 $    136,948
  *Forest Laboratories, Inc.............................    78,471    2,935,600
  *Gentiva Health Services, Inc.........................    32,551      341,460
  *Greatbatch, Inc......................................    41,672    1,164,316
  *Hanger, Inc..........................................    16,897      513,500
  *Harvard Bioscience, Inc..............................    32,107      164,388
  *Health Net, Inc......................................    25,498      749,641
  *Healthways, Inc......................................    34,589      480,441
  *Hologic, Inc.........................................   305,036    6,213,583
   Humana, Inc..........................................   236,814   17,550,286
   Invacare Corp........................................    32,651      439,156
   Kewaunee Scientific Corp.............................     1,631       21,301
  *Kindred Healthcare, Inc..............................    59,114      620,106
  *Lannett Co., Inc.....................................     3,649       42,365
  *LCA-Vision, Inc......................................       700        2,380
   LeMaitre Vascular, Inc...............................     5,100       30,906
  *Life Technologies Corp...............................    94,990    6,999,813
  *LifePoint Hospitals, Inc.............................    82,208    3,945,984
  *Magellan Health Services, Inc........................    17,899      915,713
   Maxygen, Inc.........................................    43,105      103,452
  *MedAssets, Inc.......................................    44,682      836,894
(o)*MedCath Corp........................................    29,240       40,059
  *Medical Action Industries, Inc.......................    24,509      199,258
  *MediciNova, Inc......................................       225          709
  *Merit Medical Systems, Inc...........................    13,395      129,530
  *Misonix, Inc.........................................     4,083       23,355
  *Molina Healthcare, Inc...............................    24,941      828,041
  #National Healthcare Corp.............................     6,484      301,052
  *Natus Medical, Inc...................................     7,661       95,839
   Omnicare, Inc........................................   197,388    8,639,673
  *Omnicell, Inc........................................    30,665      552,583
  *Palomar Medical Technologies, Inc....................     3,988       54,037
  *PDI, Inc.............................................    14,978       68,449
   PerkinElmer, Inc.....................................    76,500    2,344,725
   Pfizer, Inc.......................................... 5,208,907  151,422,926
  *PharMerica Corp......................................    35,405      456,370
  *Repligen Corp........................................    21,271      190,588
  *RTI Biologics, Inc...................................    79,886      317,946
   Select Medical Holdings Corp.........................    51,009      420,824
 #*Skilled Healthcare Group, Inc. Class A...............    12,180       85,747
  *Solta Medical, Inc...................................     4,035        7,868
  *Sucampo Pharmaceuticals, Inc. Class A................     3,605       34,284
  *SunLink Health Systems, Inc..........................     1,750        1,400
  *SurModics, Inc.......................................     5,593      147,935
  *Symmetry Medical, Inc................................    78,674      937,794
   Teleflex, Inc........................................    37,223    2,908,233
  *Theragenics Corp.....................................    20,783       29,928
  #Thermo Fisher Scientific, Inc........................   499,520   40,301,274
 #*TranS1, Inc..........................................     5,997       12,054
  *Triple-S Management Corp. Class B....................    19,483      351,278
   UnitedHealth Group, Inc..............................    89,716    5,376,680
   Universal American Corp..............................    85,628      732,119

                                      211

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CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Health Care -- (Continued)
  *VCA Antech, Inc......................................  53,726 $  1,294,797
  *ViroPharma, Inc...................................... 103,479    2,819,803
  *WellCare Health Plans, Inc...........................   9,700      565,607
  #WellPoint, Inc....................................... 504,640   36,798,349
  *Wright Medical Group, Inc............................  32,357      758,448
                                                                 ------------
Total Health Care.......................................          376,960,635
                                                                 ------------
Industrials -- (13.1%)
   AAR Corp.............................................  32,906      587,701
   ABM Industries, Inc..................................  64,500    1,454,475
 #*ACCO Brands Corp.....................................   9,955       67,196
   Aceto Corp...........................................  31,686      329,534
   Acme United Corp.....................................   1,030       13,184
  #Actuant Corp. Class A................................  44,986    1,408,062
  *Adept Technology, Inc................................  20,476       66,137
   ADT Corp. (The)...................................... 197,193    8,605,503
  *AECOM Technology Corp................................  23,177      673,755
  *Aegion Corp..........................................  17,422      366,907
 #*Aerovironment, Inc...................................  35,065      678,858
  #AGCO Corp............................................  58,973    3,140,312
   Aircastle, Ltd.......................................  38,900      543,044
   Alamo Group, Inc.....................................  22,751      911,633
  *Alaska Air Group, Inc................................  52,626    3,243,867
   Albany International Corp. Class A...................  20,551      597,007
   Alliant Techsystems, Inc.............................  16,708    1,242,407
(o)*Allied Defense Group, Inc. (The)....................   2,645       13,886
   AMERCO...............................................  29,431    4,729,562
   American Railcar Industries, Inc.....................  20,003      714,307
   Ampco-Pittsburgh Corp................................   4,007       75,091
  *AMREP Corp...........................................     966        8,742
   Apogee Enterprises, Inc..............................  36,374      926,810
   Argan, Inc...........................................      21          372
  #Arkansas Best Corp...................................   2,400       25,224
  *Ascent Solar Technologies, Inc.......................   1,951        1,249
   Astec Industries, Inc................................  22,925      752,628
  *AT Cross Co. Class A.................................  18,022      227,438
  *Atlas Air Worldwide Holdings, Inc....................  36,746    1,374,300
  *Avis Budget Group, Inc...............................  94,608    2,728,495
   Barnes Group, Inc....................................  36,400    1,010,828
   Barrett Business Services, Inc.......................  12,955      685,838
  *BlueLinx Holdings, Inc...............................  17,052       49,621
   Brady Corp. Class A..................................  44,400    1,504,272
  #Briggs & Stratton Corp...............................  41,033      922,832
  *Builders FirstSource, Inc............................  12,182       75,407
  *CAI International, Inc...............................  12,482      318,166
  *Casella Waste Systems, Inc. Class A..................  14,362       62,618
 #*CBIZ, Inc............................................  35,878      232,848
   CDI Corp.............................................  40,637      636,782
   Ceco Environmental Corp..............................   3,291       38,209
   Celadon Group, Inc...................................  24,642      413,739
   Chicago Rivet & Machine Co...........................     700       16,940
   CIRCOR International, Inc............................   6,849      324,163

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
   CNH Global NV........................................     6,958 $    286,183
  *Columbus McKinnon Corp...............................    17,542      329,439
   Comfort Systems USA, Inc.............................    44,560      571,705
   Compx International, Inc.............................       500        6,250
  *Consolidated Graphics, Inc...........................    12,008      428,325
   Courier Corp.........................................     8,245      118,728
  #Covanta Holding Corp.................................    94,292    1,885,840
  *Covenant Transportation Group, Inc. Class A..........     7,080       39,294
  *CPI Aerostructures, Inc..............................     4,626       42,605
  *CRA International, Inc...............................     7,613      140,384
   CSX Corp............................................. 1,242,950   30,564,141
   Curtiss-Wright Corp..................................    46,353    1,522,233
   Douglas Dynamics, Inc................................    30,234      422,974
  *Ducommun, Inc........................................    16,645      407,636
  *Dycom Industries, Inc................................    27,323      527,880
   Eastern Co. (The)....................................    10,193      170,529
   Eaton Corp. P.L.C....................................    24,778    1,521,617
   Ecology and Environment, Inc. Class A................       900       11,124
   EMCOR Group, Inc.....................................    25,273      945,210
   Encore Wire Corp.....................................    19,966      653,887
 #*Energy Recovery, Inc.................................     1,783        6,526
  *EnergySolutions, Inc.................................    11,933       49,283
  *EnerNOC, Inc.........................................    14,490      253,865
  *EnerSys, Inc.........................................    43,239    1,982,076
 #*Engility Holdings, Inc...............................     7,988      191,392
   Ennis, Inc...........................................    48,483      745,184
 #*EnPro Industries, Inc................................    17,635      869,053
   ESCO Technologies, Inc...............................    18,094      650,841
   Espey Manufacturing & Electronics Corp...............     1,671       42,176
  *Esterline Technologies Corp..........................    44,968    3,374,399
 #*Excel Maritime Carriers, Ltd.........................    12,400        5,084
   Exelis, Inc..........................................    73,253      818,236
  *Federal Signal Corp..................................    68,080      528,301
  #FedEx Corp...........................................   142,324   13,379,879
  *Flow International Corp..............................    24,393       89,278
  *Fortune Brands Home & Security, Inc..................   149,626    5,444,890
  *Franklin Covey Co....................................     3,046       42,888
   FreightCar America, Inc..............................    12,311      257,054
  *Frozen Food Express Industries.......................     8,686       11,031
  *FTI Consulting, Inc..................................    25,736      852,376
  *Furmanite Corp.......................................    31,044      197,129
   G&K Services, Inc. Class A...........................    29,714    1,396,261
   GATX Corp............................................    65,445    3,334,423
 #*Genco Shipping & Trading, Ltd........................     7,630       13,047
  *Gencor Industries, Inc...............................     8,766       60,661
  *General Cable Corp...................................    32,675    1,126,634
  #General Dynamics Corp................................    28,674    2,120,729
   General Electric Co.................................. 5,021,489  111,928,990
  *Gibraltar Industries, Inc............................    42,111      787,476
  *GP Strategies Corp...................................    18,583      409,755
 #*GrafTech International, Ltd..........................    19,558      140,426
   Granite Construction, Inc............................    29,079      804,616

                                      213

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Industrials -- (Continued)
   Great Lakes Dredge & Dock Corp.......................  72,271 $   500,115
 #*Greenbrier Cos., Inc.................................  21,793     491,650
   Griffon Corp.........................................  67,323     693,427
   H&E Equipment Services, Inc..........................  59,629   1,214,046
   Hardinge, Inc........................................  19,132     258,282
   Harsco Corp..........................................  54,994   1,200,519
 #*Hawaiian Holdings, Inc...............................  18,070      99,204
   Heidrick & Struggles International, Inc..............  18,234     241,054
 #*Hertz Global Holdings, Inc........................... 278,411   6,704,137
  *Hill International, Inc..............................  27,154      74,674
  *Hudson Global, Inc...................................  15,880      52,404
   Huntington Ingalls Industries, Inc...................  47,666   2,521,531
  *Hurco Cos., Inc......................................   7,910     212,225
 #*Huron Consulting Group, Inc..........................   4,001     167,162
   Hyster-Yale Materials Handling, Inc..................  12,246     639,119
  *ICF International, Inc...............................  31,660     858,303
  #Ingersoll-Rand P.L.C................................. 213,109  11,465,264
   Insteel Industries, Inc..............................  17,578     291,443
   International Shipholding Corp.......................  11,354     205,053
  #Intersections, Inc...................................  26,279     251,227
  *JetBlue Airways Corp................................. 324,893   2,238,513
   Kadant, Inc..........................................   5,786     160,099
   KAR Auction Services, Inc............................  18,100     404,897
   Kelly Services, Inc. Class A.........................  44,445     756,454
  *Key Technology, Inc..................................   3,199      39,924
   Kimball International, Inc. Class B..................  31,258     287,261
  *Korn/Ferry International.............................  33,148     548,599
  #L-3 Communications Holdings, Inc..................... 100,470   8,163,188
   Lawson Products, Inc.................................   8,847     125,185
  *Layne Christensen Co.................................  34,461     704,038
   LB Foster Co. Class A................................   6,682     295,010
  *LMI Aerospace, Inc...................................  14,655     313,470
   LS Starrett Co. (The) Class A........................   4,097      43,838
   LSI Industries, Inc..................................  27,715     195,114
  *Lydall, Inc..........................................  14,605     209,436
   Manpowergroup, Inc...................................  22,886   1,216,620
   Marten Transport, Ltd................................  31,855     648,886
   Matson, Inc..........................................  62,316   1,466,919
   McGrath RentCorp.....................................  17,552     545,165
   Met-Pro Corp.........................................   1,984      26,586
  *Metalico, Inc........................................  27,024      40,266
  *Mfri, Inc............................................   8,900      64,970
   Miller Industries, Inc...............................  20,099     303,696
  *Mobile Mini, Inc.....................................  54,461   1,531,988
  *Moog, Inc. Class A...................................  35,339   1,633,015
   Mueller Industries, Inc..............................  15,456     800,312
   Mueller Water Products, Inc. Class A................. 185,957   1,100,865
  *MYR Group, Inc.......................................  19,582     446,470
  #National Presto Industries, Inc......................     571      42,825
  *National Technical Systems, Inc......................  15,600     150,072
  *Navigant Consulting, Inc.............................  10,961     135,149
   NL Industries, Inc...................................  51,251     577,599

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CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
  *NN, Inc................................................  16,796 $   151,332
   Norfolk Southern Corp.................................. 545,229  42,211,629
   Northrop Grumman Corp.................................. 337,038  25,527,258
  *Northwest Pipe Co......................................   8,801     240,179
  *Ocean Power Technologies, Inc..........................   8,400      12,936
  *On Assignment, Inc.....................................  53,951   1,309,391
  *Orbital Sciences Corp..................................  36,476     657,298
  *Orion Energy Systems, Inc..............................   1,043       2,503
  *Oshkosh Corp...........................................  14,466     567,935
  *Owens Corning.......................................... 149,300   6,279,558
   PAM Transportation Services, Inc.......................  19,428     202,828
   Pentair, Ltd........................................... 117,934   6,409,713
  *PGT, Inc...............................................     500       3,850
   Pike Electric Corp.....................................  23,313     364,382
  *Powell Industries, Inc.................................   5,929     291,944
  *PowerSecure International, Inc.........................  19,459     266,588
   Providence and Worcester Railroad Co...................     850      13,111
  #Quad/Graphics, Inc.....................................   2,390      49,951
  #Quanex Building Products Corp..........................  25,243     410,704
  *Quanta Services, Inc................................... 168,307   4,625,076
   Raytheon Co............................................  96,954   5,951,037
   RCM Technologies, Inc..................................  20,293     114,655
  *Real Goods Solar, Inc. Class A.........................   2,471       4,843
  #Regal-Beloit Corp......................................  16,070   1,263,423
  *Republic Airways Holdings, Inc.........................  56,336     630,400
   Republic Services, Inc................................. 429,755  14,646,050
   Resources Connection, Inc..............................  25,955     294,849
  *Roadrunner Transportation Systems, Inc.................     879      19,786
  *Rush Enterprises, Inc. Class A.........................  32,603     746,283
  *Rush Enterprises, Inc. Class B.........................  18,522     366,736
   Ryder System, Inc......................................  89,844   5,217,241
  *Saia, Inc..............................................   5,950     243,474
   Schawk, Inc............................................  44,631     454,344
   SIFCO Industries, Inc..................................   6,623     113,121
   SkyWest, Inc...........................................  46,706     668,363
   SL Industries, Inc.....................................     300       5,760
  #Southwest Airlines Co.................................. 645,761   8,846,926
  *Sparton Corp...........................................   9,132     126,843
   SPX Corp...............................................  12,803     953,952
  *Standard Register Co. (The)............................  30,430      20,997
   Standex International Corp.............................  22,341   1,181,839
   Stanley Black & Decker, Inc............................ 154,919  11,589,490
   Steelcase, Inc. Class A................................  55,469     704,456
  *Sterling Construction Co., Inc.........................  19,761     199,981
  *Supreme Industries, Inc. Class A.......................   1,365       6,115
   Sypris Solutions, Inc..................................   8,460      27,072
  #TAL International Group, Inc...........................  23,454     970,996
  *Tecumseh Products Co. Class A..........................  12,600     112,140
  *Tecumseh Products Co. Class B..........................   1,400      11,354
  *Terex Corp.............................................  27,578     788,731
  *Tetra Tech, Inc........................................  45,222   1,188,886
 #*Titan Machinery, Inc...................................  12,683     286,129

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  *TRC Cos., Inc..........................................  28,708 $    173,396
   Trinity Industries, Inc................................  91,907    3,879,394
   Triumph Group, Inc.....................................  57,456    4,590,734
  *Tufco Technologies, Inc................................     900        4,568
  *Tutor Perini Corp......................................  40,371      663,699
   Twin Disc, Inc.........................................     900       19,188
   Tyco International, Ltd................................ 394,386   12,667,678
  *Ultralife Corp.........................................  10,710       42,197
   UniFirst Corp..........................................  18,705    1,703,090
   Union Pacific Corp..................................... 444,064   65,703,709
   United Stationers, Inc.................................  20,703      672,226
   Universal Forest Products, Inc.........................  31,800    1,227,480
   URS Corp...............................................  84,698    3,719,936
  *USA Truck, Inc.........................................  15,105       77,489
  #UTi Worldwide, Inc.....................................  43,109      633,271
  *Versar, Inc............................................   5,526       24,204
   Viad Corp..............................................  28,614      745,395
  *Virco Manufacturing Corp...............................  12,601       25,580
   VSE Corp...............................................     305        9,299
  #Waste Connections, Inc.................................   2,800      106,260
   Watts Water Technologies, Inc. Class A.................  53,615    2,523,122
  #Werner Enterprises, Inc................................  34,105      783,051
 #*Wesco Aircraft Holdings, Inc...........................   6,228      102,824
 #*WESCO International, Inc...............................  11,687      837,841
  *Willdan Group, Inc.....................................   1,000        2,335
  *Willis Lease Finance Corp..............................   6,713       95,257
 #*XPO Logistics, Inc.....................................  12,216      199,243
                                                                   ------------
Total Industrials.........................................          536,254,064
                                                                   ------------
Information Technology -- (5.3%)
  *Accelrys, Inc..........................................  41,733      411,070
   Activision Blizzard, Inc............................... 982,162   14,683,322
  *Acxiom Corp............................................   7,769      154,525
  *Advanced Energy Industries, Inc........................  47,985      814,785
  *Agilysys, Inc..........................................  16,899      197,380
  *Alpha & Omega Semiconductor, Ltd.......................     419        3,034
 #*Amtech Systems, Inc....................................   8,571       31,798
  *ANADIGICS, Inc.........................................  22,790       47,859
  *Anaren, Inc............................................   9,602      224,783
   AOL, Inc............................................... 105,592    4,080,075
  *ARRIS Group, Inc....................................... 140,787    2,324,393
  *Arrow Electronics, Inc................................. 182,170    7,146,529
   Astro-Med, Inc.........................................   6,285       61,970
  *ATMI, Inc..............................................  31,034      674,989
  *Aviat Networks, Inc....................................  48,831      156,259
  *Avnet, Inc............................................. 139,400    4,565,350
   AVX Corp............................................... 172,540    1,951,427
   Aware, Inc.............................................  14,326       69,195
  *AXT, Inc...............................................  20,506       58,852
   Bel Fuse, Inc. Class A.................................   4,174       54,784
   Bel Fuse, Inc. Class B.................................  18,286      269,170
  *Benchmark Electronics, Inc.............................  93,903    1,675,230

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   Black Box Corp........................................    26,448 $   574,451
  *Blucora, Inc..........................................    81,156   1,198,674
  *Brocade Communications Systems, Inc...................   461,513   2,686,006
   Brooks Automation, Inc................................    43,964     427,330
  *Bsquare Corp..........................................     4,065      12,561
  *BTU International, Inc................................     1,600       3,680
  *CACI International, Inc. Class A......................    24,830   1,452,307
  *Calix, Inc............................................     9,007      76,830
  *Cascade Microtech, Inc................................    24,071     165,127
  *Checkpoint Systems, Inc...............................    24,206     280,063
  *CIBER, Inc............................................    72,919     310,635
   Cohu, Inc.............................................    41,410     396,294
   Communications Systems, Inc...........................    12,612     122,715
   Computer Sciences Corp................................   220,553  10,332,908
   Comtech Telecommunications Corp.......................    15,569     383,153
   Concurrent Computer Corp..............................    13,740      96,730
   Convergys Corp........................................   197,364   3,359,135
  *CoreLogic, Inc........................................    96,545   2,633,748
   Corning, Inc.......................................... 1,298,385  18,826,582
  *Cray, Inc.............................................    12,866     272,245
   CSP, Inc..............................................     2,414      13,277
   CTS Corp..............................................    30,751     327,498
  *CyberOptics Corp......................................     9,134      51,059
  *Datalink Corp.........................................     1,412      15,800
  *Dataram Corp..........................................     1,257       2,627
  *Digi International, Inc...............................    32,389     295,388
  *Diodes, Inc...........................................       100       2,026
  *DSP Group, Inc........................................    46,713     376,974
  *Dynamics Research Corp................................    16,772      97,948
   EarthLink, Inc........................................    86,935     494,660
  *EchoStar Corp. Class A................................    23,551     924,848
  *Edgewater Technology, Inc.............................    13,603      52,508
   Electro Rent Corp.....................................    40,561     672,096
   Electro Scientific Industries, Inc....................    31,787     342,664
  *Electronics for Imaging, Inc..........................    58,110   1,552,699
 #*Emcore Corp...........................................     5,644      24,664
  *Emulex Corp...........................................    68,369     410,214
  *Entropic Communications, Inc..........................    18,783      79,640
   EPIQ Systems, Inc.....................................    21,953     306,683
   ePlus, Inc............................................     8,445     384,079
  *Euronet Worldwide, Inc................................    23,278     710,677
  *Exar Corp.............................................    51,341     553,456
  *Fabrinet..............................................     1,724      23,671
  *Fairchild Semiconductor International, Inc............   118,008   1,522,303
   Fidelity National Information Services, Inc...........   150,627   6,333,865
 #*Finisar Corp..........................................    61,526     789,994
 #*First Solar, Inc......................................    28,266   1,316,065
   Frequency Electronics, Inc............................    16,953     169,869
  *Globecomm Systems, Inc................................    26,554     325,286
  *GSE Systems, Inc......................................    17,638      33,336
  *GSI Technology, Inc...................................     9,236      57,633
   Hackett Group, Inc. (The).............................    53,321     260,206

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

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CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  *Harmonic, Inc..........................................  23,121 $  131,327
   Hewlett-Packard Co.....................................  65,635  1,352,081
  *Hutchinson Technology, Inc.............................  22,425     62,790
   IAC/InterActiveCorp.................................... 125,298  5,897,777
  *ID Systems, Inc........................................  17,291     93,371
 #*Identive Group, Inc....................................  10,175      9,666
  *Imation Corp...........................................  28,996    106,705
  *Ingram Micro, Inc. Class A............................. 277,679  4,945,463
  *Insight Enterprises, Inc...............................  42,100    762,852
  *Integrated Device Technology, Inc...................... 122,208    868,899
  *Integrated Silicon Solution, Inc.......................  42,178    386,772
 #*Intermec, Inc..........................................  15,705    154,537
  *Internap Network Services Corp.........................  32,386    258,440
  *International Rectifier Corp...........................  79,000  1,675,590
  *Interphase Corp........................................   2,999      7,138
   Intersil Corp. Class A................................. 119,798    929,632
  *Intevac, Inc...........................................   7,954     36,032
  *IntriCon Corp..........................................   2,835     11,425
  *Itron, Inc.............................................  33,397  1,324,191
   IXYS Corp..............................................   2,155     19,524
  *Key Tronic Corp........................................  17,623    199,140
   Keynote Systems, Inc...................................  17,699    198,406
  *KIT Digital, Inc.......................................  28,634      8,733
  *Kulicke & Soffa Industries, Inc........................  71,688    828,713
  *KVH Industries, Inc....................................     600      7,926
  *Lattice Semiconductor Corp.............................  44,669    207,711
  #Lexmark International, Inc. Class A....................  33,559  1,017,173
  *LTX-Credence Corp......................................  29,465    173,844
  #ManTech International Corp. Class A....................  15,485    413,295
   Marchex, Inc. Class B..................................  32,883    135,807
  *Measurement Specialties, Inc...........................     251     10,735
  *MEMC Electronic Materials, Inc......................... 154,224    832,810
   Mentor Graphics Corp...................................  35,620    650,421
   Methode Electronics, Inc...............................  79,272  1,139,931
  *Micron Technology, Inc................................. 758,908  7,148,913
   MKS Instruments, Inc...................................  61,200  1,644,444
  *ModusLink Global Solutions, Inc........................  68,955    193,074
  *Nanometrics, Inc.......................................  13,265    186,108
  *NCI, Inc. Class A......................................     686      2,895
  *Newport Corp...........................................  64,756    981,053
  *Novatel Wireless, Inc..................................   2,979      7,805
  *Official Payments Holdings, Inc........................   2,151     12,089
  *OmniVision Technologies, Inc...........................  37,132    497,940
  *Oplink Communications, Inc.............................  35,876    589,084
   Optical Cable Corp.....................................  10,793     45,115
  *PAR Technology Corp....................................  22,705     95,134
   Park Electrochemical Corp..............................   1,642     39,195
   PC Connection, Inc.....................................  39,267    606,282
   PC-Tel, Inc............................................  33,870    225,913
  *PCM, Inc...............................................  10,471     75,915
   Perceptron, Inc........................................   8,428     58,912
  *Performance Technologies, Inc..........................  24,790     20,824

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  *Pericom Semiconductor Corp.............................  38,555 $  249,065
  *Photronics, Inc........................................  76,775    605,755
  *Planar Systems, Inc....................................   3,449      5,898
  *PMC - Sierra, Inc...................................... 146,588    844,347
  *Polycom, Inc...........................................  36,977    388,258
  *Qualstar Corp..........................................  12,400     22,444
  *Radisys Corp...........................................   9,762     48,420
  *Rambus, Inc............................................   1,069      7,440
  *RealNetworks, Inc......................................  33,602    258,735
  *Reis, Inc..............................................  13,511    216,581
   RF Industries, Ltd.....................................   2,823     16,910
   Richardson Electronics, Ltd............................  24,525    287,678
  *Rofin-Sinar Technologies, Inc..........................   4,632    115,337
  *Rogers Corp............................................   7,543    321,634
  *Rosetta Stone, Inc.....................................   1,466     24,819
  *Rovi Corp..............................................  19,000    444,410
 #*Rudolph Technologies, Inc..............................  47,996    560,113
  #SAIC, Inc..............................................  43,400    648,396
 #*SanDisk Corp...........................................  13,097    686,807
  *Sanmina Corp...........................................  37,595    474,449
  *ScanSource, Inc........................................  14,745    427,163
  *Seachange International, Inc...........................  38,430    417,350
 #*ShoreTel, Inc..........................................   3,200     11,552
  *Sigma Designs, Inc.....................................  14,984     71,324
  *Smith Micro Software, Inc..............................     500        700
  *SMTC Corp..............................................   1,200      2,652
  *Sonus Networks, Inc....................................  33,110     69,531
  *Spansion, Inc. Class A.................................  34,727    451,104
  *SS&C Technologies Holdings, Inc........................  25,793    791,587
  *StarTek, Inc...........................................  27,060    187,526
 #*SunPower Corp..........................................  18,322    248,996
   Supertex, Inc..........................................   9,488    200,007
  *support.com, Inc.......................................  25,400    101,346
  *Sykes Enterprises, Inc.................................  22,692    349,230
  *Symmetricom, Inc.......................................  87,926    457,215
  *SYNNEX Corp............................................  55,900  1,934,140
  *Tech Data Corp.........................................  82,952  3,876,347
  *TechTarget, Inc........................................  23,106    102,591
  *TeleCommunication Systems, Inc. Class A................  58,307    112,533
  *Telenav, Inc...........................................   9,865     51,693
   Tellabs, Inc........................................... 241,591    500,093
   Telular Corp...........................................  17,970    229,477
 #*Teradyne, Inc..........................................  26,789    440,411
   Tessco Technologies, Inc...............................   8,689    177,603
   Tessera Technologies, Inc..............................  48,635    990,695
   TheStreet, Inc.........................................  35,273     65,608
  *TriQuint Semiconductor, Inc............................  44,218    258,233
   TSR, Inc...............................................     550      1,832
  *TTM Technologies, Inc..................................  62,635    452,851
   United Online, Inc..................................... 121,790    828,172
  *Vicon Industries, Inc..................................   5,787     19,386
  *Video Display Corp.....................................     600      2,190

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
  *Virtusa Corp.........................................    30,064 $    667,721
  *Vishay Intertechnology, Inc..........................   228,349    3,206,020
  *Vishay Precision Group, Inc..........................     2,871       41,141
  *Westell Technologies, Inc. Class A...................    16,329       32,005
   Western Digital Corp.................................   212,781   11,762,534
 #*WPCS International, Inc..............................     8,861        3,190
   Xerox Corp........................................... 1,791,473   15,370,838
  *XO Group, Inc........................................     6,284       70,758
   Xyratex, Ltd.........................................    28,253      301,742
  *Yahoo!, Inc.......................................... 1,048,770   25,936,082
  *Zygo Corp............................................    18,005      269,355
                                                                   ------------
Total Information Technology............................            216,801,238
                                                                   ------------
Materials -- (3.3%)
   A Schulman, Inc......................................    32,960      855,971
  #Alcoa, Inc........................................... 1,145,369    9,735,637
  #Allegheny Technologies, Inc..........................    22,777      614,523
 #*AM Castle & Co.......................................    38,646      669,349
  *American Pacific Corp................................     7,647      187,428
   Ashland, Inc.........................................   112,560    9,591,238
   Axiall Corp..........................................    26,423    1,385,886
  #Bemis Co., Inc.......................................    24,092      948,020
   Boise, Inc...........................................    77,042      615,566
   Buckeye Technologies, Inc............................    37,613    1,413,873
   Cabot Corp...........................................    46,280    1,738,277
  *Century Aluminum Co..................................    37,122      302,916
  *Chemtura Corp........................................    49,368    1,049,564
  *Clearwater Paper Corp................................    16,822      774,148
  *Coeur d'Alene Mines Corp.............................   133,765    2,038,579
   Commercial Metals Co.................................    85,208    1,245,741
  *Continental Materials Corp...........................       100        1,725
  *Core Molding Technologies, Inc.......................     2,988       26,623
   Cytec Industries, Inc................................    64,700    4,714,042
   Domtar Corp..........................................    30,917    2,149,041
   Dow Chemical Co. (The)...............................    14,000      474,740
  *Ferro Corp...........................................    42,247      297,419
   Freeport-McMoRan Copper & Gold, Inc..................    96,529    2,937,377
   Friedman Industries, Inc.............................    16,110      153,367
   FutureFuel Corp......................................     6,104       74,774
  *Graphic Packaging Holding Co.........................   154,000    1,158,080
  *Headwaters, Inc......................................    23,663      256,980
   Hecla Mining Co......................................   203,366      691,444
  *Horsehead Holding Corp...............................    47,075      503,703
   Huntsman Corp........................................    50,242      947,564
   International Paper Co...............................   493,615   23,190,033
   Kaiser Aluminum Corp.................................    27,181    1,712,403
   KapStone Paper and Packaging Corp....................    40,492    1,197,753
  *Kraton Performance Polymers, Inc.....................    13,935      316,464
  *Landec Corp..........................................    37,056      496,921
  *Louisiana-Pacific Corp...............................   173,457    3,143,041
   LyondellBasell Industries NV Class A.................   121,873    7,397,691
   Materion Corp........................................    17,697      468,794

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
 #*McEwen Mining, Inc...................................    17,523 $     40,829
   MeadWestvaco Corp....................................   188,451    6,497,790
  *Mercer International, Inc............................    21,725      136,650
   Minerals Technologies, Inc...........................    34,280    1,392,796
  *Mod-Pac Corp.........................................     1,501       12,533
   Myers Industries, Inc................................    64,720      959,150
   Neenah Paper, Inc....................................     7,684      220,992
  *Northern Technologies International Corp.............     3,035       32,778
  #Nucor Corp...........................................    83,945    3,661,681
   Olin Corp............................................    62,261    1,504,848
  #Olympic Steel, Inc...................................     9,586      191,720
  *OM Group, Inc........................................    42,299    1,035,057
  *Penford Corp.........................................    26,922      296,142
   PH Glatfelter Co.....................................    50,600    1,214,400
   PolyOne Corp.........................................     9,687      218,248
   Reliance Steel & Aluminum Co.........................    93,801    6,103,631
  *Resolute Forest Products, Inc........................     4,676       68,410
   Rock Tenn Co. Class A................................    26,305    2,634,183
  *RTI International Metals, Inc........................    50,032    1,451,929
  #Schnitzer Steel Industries, Inc. Class A.............    21,397      524,868
   Sealed Air Corp......................................    46,499    1,028,558
   Sensient Technologies Corp...........................    38,101    1,499,274
   Steel Dynamics, Inc..................................    94,919    1,427,582
  *Stillwater Mining Co.................................    90,700    1,128,308
  *SunCoke Energy, Inc..................................    62,210      941,237
   Synalloy Corp........................................     5,144       72,479
 #*Texas Industries, Inc................................    33,762    2,149,964
   Tredegar Corp........................................    40,177    1,189,239
  #United States Steel Corp.............................     9,198      163,724
  *Universal Stainless & Alloy Products, Inc............     9,093      317,891
   Vulcan Materials Co..................................    58,246    2,905,310
   Wausau Paper Corp....................................    14,684      149,483
   Westlake Chemical Corp...............................    79,076    6,574,379
   Worthington Industries, Inc..........................    47,320    1,522,758
 #*Zoltek Cos., Inc.....................................    34,022      449,431
                                                                   ------------
Total Materials.........................................            135,194,947
                                                                   ------------
Other -- (0.0%)
(o)*Gerber Scientific, Inc. Escrow Shares...............    47,409           --
(o)*Petrocorp, Inc. Escrow Shares.......................       900           54
(o)*Price Communications Liquidation Trust..............    47,738           --
                                                                   ------------
Total Other.............................................                     54
                                                                   ------------
Telecommunication Services -- (5.9%)
   AT&T, Inc............................................ 4,065,906  152,308,839
   Atlantic Tele-Network, Inc...........................        84        4,265
  *Cbeyond, Inc.........................................    13,659      119,926
  #CenturyLink, Inc.....................................   536,163   20,143,644
  #Frontier Communications Corp.........................   696,949    2,899,308
  *General Communication, Inc. Class A..................    44,167      428,862
 #*Leap Wireless International, Inc.....................     8,393       48,008
   Lumos Networks Corp..................................       500        6,745

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                      SHARES        VALUE+
                                                     ---------- --------------
Telecommunication Services -- (Continued)
  *MetroPCS Communications, Inc.....................    227,572 $    2,694,452
  *ORBCOMM, Inc.....................................     44,499        210,480
  *Premiere Global Services, Inc....................      2,000         22,460
  #Shenandoah Telecommunications Co.................      2,126         34,845
  *Sprint Nextel Corp...............................  3,629,981     25,591,366
   Telephone & Data Systems, Inc....................    154,629      3,469,875
 #*United States Cellular Corp......................     33,568      1,290,354
   USA Mobility, Inc................................     12,522        169,923
  #Verizon Communications, Inc......................    591,335     31,878,870
  *Vonage Holdings Corp.............................     21,969         67,005
                                                                --------------
Total Telecommunication Services....................               241,389,227
                                                                --------------
Utilities -- (0.4%)
 #*Calpine Corp.....................................     62,921      1,367,273
   Consolidated Water Co., Ltd......................      5,193         51,774
   Genie Energy, Ltd. Class B.......................      5,000         53,900
   NRG Energy, Inc..................................    419,077     11,679,676
  #Ormat Technologies, Inc..........................     20,134        437,713
   SJW Corp.........................................      6,569        166,590
   UGI Corp.........................................     43,532      1,783,942
                                                                --------------
Total Utilities.....................................                15,540,868
                                                                --------------
TOTAL COMMON STOCKS.................................             3,838,682,756
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)...........................
(o)*CVR Energy, Inc. Contingent Value Rights........     44,674             --
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves....... 12,874,625     12,874,625
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund.................. 20,323,018    235,137,318
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,804,329,364).            $4,086,694,699
                                                                ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)  This item is not applicable.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)  This item is not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: July 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: July 1, 2013

By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: July 1, 2013